UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.

TIAA CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

2008 ANNUAL REPORT

COLLEGE
RETIREMENT
EQUITIES FUND

DECEMBER 31, 2008
Audited financial statements

Stock

Global Equities

Growth

Equity Index

Bond Market

Inflation-Linked Bond

Social Choice

Money Market

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tiaa-cref.org

PERFORMANCE OVERVIEW AS OF DECEMBER 31, 2008

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years	since inception

EQUITIES
CREF Stock	8/1/1952	–39.68%	–1.49%	–0.73%	9.38%
CREF Global Equities	5/1/1992	–42.29	–1.21	–1.01	5.61	*
CREF Growth	4/29/1994	–39.78	–3.64	–4.94	4.16	*
CREF Equity Index	4/29/1994	–37.50	–2.33	–1.12	6.37	*

FIXED INCOME
CREF Bond Market	3/1/1990	1.24	3.53	5.00	6.73	*
CREF Inflation-Linked Bond	5/1/1997	–1.78	3.84	6.48	6.09	*

EQUITIES & FIXED INCOME
CREF Social Choice	3/1/1990	–23.45	0.23	1.52	7.67	*

MONEY MARKET
CREF Money Market†	4/1/1988	2.44	3.18	3.34	4.61	*

NET ANNUALIZED YIELD
(30-day period ended 12/31/2008)

Effective
CREF Bond Market	3.50%

NET ANNUALIZED YIELD
(7-day period ended 12/30/2008)

	Current	Effective
CREF Money Market†	1.26%	1.27%

*

The performance shown is computed from the inception date of the account (the date on which the account became publicly available). Previously, performance for this account was computed from the day prior to the inception date.

†

As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org, or call 800 842-2252.

UNDERSTANDING YOUR CREF REPORT

This report contains information about the eight CREF accounts and describes the accounts’ results for the twelve months ended on December 31, 2008. The report contains five main sections:

•	The performance overview on the inside front cover shows the accounts’ returns over a variety of time periods.

•

The report to CREF participants from Edward Grzybowski, the chief investment officer of TIAA-CREF Investment Management, LLC, the accounts’ investment adviser, explains how returns among various types of investments differed during the twelve-month period.

•	The account performance section compares each account’s investment returns with those of that account’s benchmark index and Morningstar peer group.

•

The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2008, and the largest individual holdings the account held on that date.

•	The financial statements provide detailed information about the operations and financial condition of each account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

REPORT TO CREF PARTICIPANTS

An escalating credit crisis caused a rapid slowdown in economic growth in the United States during 2008 and sent stock prices lower in many world markets.

          The MSCI World IndexSM, which tracks stock performance in 23 developed nations, including the United States, posted a decline of 40.7%.

          The broad U.S. stock market, as measured by the Russell 3000® Index, lost 37.3%. Foreign stocks, as measured by the MSCI EAFE®+Canada Index, fell 43.6%, in terms of dollars.

          Losses in the stock markets were driven by two major factors: investors’ concerns about corporate profits and liquidity problems that forced many investors, large and small, to sell substantial portions of their holdings.

          The market for bonds held up much better because many investors sought safety in U.S. Treasury securities. The Barclays Capital U.S. Aggregate Bond Index, which replaced the Lehman aggregate index and tracks the U.S. investment-grade, fixed-rate bond market, posted a return of 5.2%.

          Meanwhile, the problems in the financial markets took their toll on the nation’s economy. Over the course of 2008, more than 3.5 million Americans lost their jobs, raising the unemployment rate from 4.9% to 7.2%. According to initial estimates, gross domestic product grew by just 1.3%.

CREF’s results differ sharply by asset class

With such steep declines in stock prices, the four CREF accounts that invest entirely in stocks had significant equity depreciation. Since our strategy is to be fully invested in order to capture the market’s gains, we inevitably participate in a market downturn when one occurs.

          Of the equity accounts, the Equity Index Account held up best; it lost 37.5%, in line with the return of its benchmark but slightly better than its peers in its Morningstar category.

          The Stock Account dropped 39.7%, lagging both its composite benchmark and its Morningstar peers. The Growth Account lost 39.8%, slightly more than its benchmark but better than its Morningstar category. The Global Equities Account’s loss of 42.3% placed it behind both its benchmark and its Morningstar peers.

          The best results of the period came from the Money Market Account, which gained 2.4%, nearly half a percentage point more than the average U.S. money market fund, as measured by iMoneyNet.

          The Bond Market Account returned 1.2%, lagging its benchmark but outpacing its Morningstar peers by nearly six percentage points. The Inflation-Linked Bond Account posted a 1.8% loss, but that was better than its benchmark’s return and that of its Morningstar peers.

2	2008 Annual Report ▪ College Retirement Equities Fund

Edward J. Grzybowski Chief Investment Officer TIAA-CREF Investment Management, LLC

          The Social Choice Account, which invests in both stocks and bonds, saw gains in its fixed-income segment that partly offset losses from the account’s stock holdings. The account declined 23.5%—a loss that was more than four-and-a-half percentage points smaller than the drop in its Morningstar category.

          During the year, the CREF accounts incurred expenses that were higher than anticipated. This resulted primarily from declines in the global financial markets, which lowered the value of the accounts’ assets, against which expenses are assessed.

Dealing with a market downturn

At TIAA-CREF we recognize that our participants are not speculators, but investors. You are allocating your retirement assets in the hope of providing for a secure retirement and that requires a long-term perspective. If you are already retired, you also have a long-term view because you are seeking to maximize your lifetime income.

          A long-term investor’s best friend is diversification. While no investment strategy can guarantee against loss, diversifying your assets can limit your losses when declines occur in one investment area but not in others. It can also help ensure that, when a given area does well, you will be able to share in its rewards.

          If you are concerned about the downturn in the stock market and want to review your options, I hope you will visit our website or call us. We want to do everything we can to help you through these difficult times.

/s/ Edward J. Grzybowski

Edward J. Grzybowski
Chief Investment Officer
TIAA-CREF Investment Management, LLC

College Retirement Equities Fund ▪ 2008 Annual Report	3

MORE INFORMATION FOR CREF PARTICIPANTS

Portfolio holdings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC and they are available to participants.

          You can obtain a complete list of CREF’s holdings (called “CREF Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2008) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

4	2008 Annual Report ▪ College Retirement Equities Fund

SPECIAL TERMS

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Annuities are insurance contracts designed for retirement savings or for other long-term goals. They may offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed and will vary depending on investment returns.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the MSCI EAFE®+Canada Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations or other borrowers. Maturities range from 1 to 270 days.

Emerging markets are countries with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of an annuity account. It is expressed as a percentage of the account’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other government-backed entities.

Overweight holding is a security that forms a larger percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of variable annuities or mutual funds with similar objectives whose performance can be compared with that of an individual variable annuity or mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the value of securities bought or sold during the fiscal year (whichever is less) by the average value of the portfolio during that period.

Price/earnings (P/E) ratio is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Relative performance is the return of an account in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

*

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE (which stands for Europe, Australasia, Far East) is a trademark of MSCI, Inc. You cannot invest directly in any index.

College Retirement Equities Fund ▪ 2008 Annual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2008, and held for six months until December 31, 2008.

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your beginning accumulation by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other accounts and mutual funds.

6	2008 Annual Report ▪ College Retirement Equities Fund

CREF STOCK ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The CREF Stock Account returned –39.68% for the year, compared with the –39.19% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE®+Canada Index, the MSCI EAFE+Canada Small Cap Index and the MSCI Emerging Markets IndexSM.

          The average return of the account’s peers, as defined by the Morningstar Large Blend category, was –37.79%. The Morningstar category included 2,086 funds as of December 31, 2008.

Stocks hit by global credit crisis

Amid the continuing credit crisis and a global economic slowdown, both U.S. and foreign stocks suffered losses of history-making size in 2008. For the year as a whole, the Russell 3000 Index, which measures the broad U.S. stock market, fell 37.31%—its worst calendar-year performance since the index began in 1979. The S&P 500® Index, which has a longer history, was down 37.00%—its largest drop since 1931. The MSCI EAFE+Canada Index, which tracks stocks in 22 developed foreign countries, tumbled 43.56% in dollar terms.

          Currency factors aggravated foreign stock losses for U.S. investors. For the year, the EAFE+Canada index returned –39.64% in terms of local currencies. A steep drop in the value of the euro and the pound versus the dollar lowered the EAFE+Canada’s return in dollar terms by nearly four percentage points, to –43.56%.

          The MSCI Emerging Markets Index, which tracks stocks in 24 emerging markets, plunged 53.33% in dollars during the year.

Severity of downturn limits successful stock selections

The account’s return lagged the broad U.S. stock market’s by almost two-and-a-half percentage points because about one-quarter of the account’s portfolio was allocated to foreign stocks. However, the account closely tracked its composite benchmark, after accounting for expenses. Stock selections in both its foreign and domestic segments produced mixed results.

          A lower-than-benchmark weighting in ExxonMobil reduced relative performance, as did overweight positions that included the Royal Bank of Scotland and energy provider Denbury Resources.

          Among the holdings that helped the account’s relative performance were overweights such as Occidental Petroleum and two drug companies: U.S.-based Abbott Laboratories and Switzerland’s Novartis. Underweighting insurer American International Group (AIG) and avoiding Russian energy giant Gazprom also helped.

College Retirement Equities Fund ▪ 2008 Annual Report	7

CREF STOCK ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, foreign investment risk and small-cap/mid-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s composite benchmark is a weighted average of four indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the MSCI EAFE®+Canada Index, which measures stocks in 22 developed nations outside the United States; the MSCI Emerging Markets IndexSM, which measures stocks in 24 emerging-market nations; and the MSCI EAFE+Canada Small Cap Index, which measures small-cap stocks in 22 developed nations outside the United States. (You cannot invest directly in these indexes.)

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Stock Account	–39.68%	–1.49%	–0.73%

CREF Composite Benchmark	–39.19	–1.18	–0.36

Benchmark components (percentage of composite index)
Russell 3000 Index (74.6%)	–37.31	–1.95	–0.80
MSCI EAFE+Canada Index (22.0%)	–43.56	1.91	1.21
MSCI Emerging Markets Index (2.5%)	–53.33	7.66	—
MSCI EAFE+Canada Small Cap Index (0.9%)	–48.03	0.74	—

Morningstar Large Blend*	–37.79	–2.47	–0.84

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment over ten years is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE (which stands for Europe, Australasia, Far East) is a trademark of MSCI, Inc. MSCI Emerging Markets Index is a service mark of MSCI, Inc.

8	2008 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on December 31, 1998, would be worth $9,296 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the two main components of the account’s composite benchmark and its Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

College Retirement Equities Fund ▪ 2008 Annual Report	9

CREF STOCK ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2008

CREF Stock Account	Starting account value (7/1/08)	Ending account value (12/31/08)	Expenses paid* (7/1/08– 12/31/08)

Actual return	$1,000.00	$ 677.10	$2.61
5% annual hypothetical return	1,000.00	1,021.99	3.15

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.62%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	8/1/1952
Net assets	$76.51 billion
2008 actual expense ratio	0.64%
Number of holdings	7,487
Portfolio turnover rate	53%
Weighted median market capitalization	$24.9 billion
P/E ratio (weighted 12-month trailing average)	10.9
Dividend yield	3.23%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	61.37
$4 billion–$15 billion	19.89
Under $4 billion	18.74

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments

United States	73.4
Japan	5.4
United Kingdom	4.4
France	2.2
Germany	2.2
Switzerland	2.1
Canada	1.9
52 other nations	8.0
Short-term investments	0.4

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	19.5
Manufacturing & materials	17.3
Financial	17.2
Technology	17.0
Health care	12.7
Energy	11.1
Utilities	4.8
Short-term investments	0.4

Total	100.0

10	2008 Annual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The CREF Global Equities Account returned –42.29% for the year, compared with the –40.71% return of its benchmark, the MSCI World IndexSM, and the –41.94% average return of its peers, as defined by the Morningstar World Stock category, which included 647 funds as of December 31, 2008.

Global stocks plummet

Pressured by the global credit crunch and rapidly deteriorating economic conditions, every stock market represented in the MSCI World Index recorded a double-digit loss in 2008, in some cases posting declines of greater than 50%.

          The falling value of the euro and the pound versus the dollar magnified foreign stock losses for U.S. investors. For the year, the World index tumbled 38.69% in terms of local currencies and 40.71% in dollars.

European stocks fall the farthest

In 2008 the benchmark’s European segment lost 46.4% in dollar terms. British, French and German stocks—the three largest components of this segment, based on market capitalization at year-end—fell 48.3%, 43.3% and 45.9%, respectively. The benchmark’s Pacific stocks declined 36.4%. Japan, the largest component of the Pacific segment, lost 29.2%, while other Pacific stocks plunged 50.5%. North American stocks, which represented more than half of the benchmark’s market capitalization at the end of 2008, dropped 38.2%.

Stock selections detract from return

The account declined more than its benchmark largely because of stock selections that produced outsized losses. The largest detractor from the account’s relative return was an underweight position in ExxonMobil.

          Also hurting the account’s relative performance were overweight positions that included British mining company Anglo American and three financial companies: Bermuda-based insurer XL Capital, Italian bank Unicredito Italiano and the Royal Bank of Scotland.

          These negative effects more than offset the positive contributions to relative performance from overweights in such companies as British food service giant Compass Group, Japanese game maker Nintendo and Swiss drug maker Novartis. Among the underweights that helped were two financial companies, U.S. insurer American International Group (AIG) and Belgian-Dutch bank Fortis.

College Retirement Equities Fund ▪ 2008 Annual Report	11

CREF GLOBAL EQUITIES ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, foreign investment risk and small-cap/mid-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The MSCI World IndexSM is an aggregate of 23 country indexes in developed markets, including the United States. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Global Equities Account	–42.29%	–1.21%	–1.01%

MSCI World Index	–40.71	–0.51	–0.65

Morningstar World Stock*	–41.94	–0.31	1.67

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment over ten years is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

MSCI World Index is a service mark of MSCI, Inc.

12	2008 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on December 31, 1998, would be worth $9,030 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

College Retirement Equities Fund ▪ 2008 Annual Report	13

CREF GLOBAL EQUITIES ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2008

CREF Global Equities Account	Starting account value (7/1/08)	Ending account value (12/31/08)	Expenses paid* (7/1/08– 12/31/08)

Actual return	$1,000.00	$ 648.50	$2.69
5% annual hypothetical return	1,000.00	1,021.83	3.30

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.65%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1992
Net assets	$9.65 billion
2008 actual expense ratio	0.68%
Number of holdings	2,067
Portfolio turnover rate	76%
Weighted median market capitalization	$31.6 billion
P/E ratio (weighted 12-month trailing average)	10.4
Dividend yield	3.72%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	67.58
$4 billion–$15 billion	20.90
Under $4 billion	11.52

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments

United States	49.8
Japan	10.4
United Kingdom	9.9
France	5.1
Switzerland	4.9
Germany	4.3
Canada	3.3
Australia	2.3
36 other nations	9.7
Short-term investments	0.3

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	20.6
Consumer products & services	20.2
Manufacturing & materials	16.2
Technology	15.8
Health care	12.0
Energy	10.6
Utilities	4.3
Short-term investments	0.3

Total	100.0

14	2008 Annual Report ▪ College Retirement Equities Fund

CREF GROWTH ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The CREF Growth Account returned –39.78% for the year, compared with the –38.44% return of its benchmark, the Russell 1000® Growth Index, and the –40.67% average return of its peers, as defined by the Morningstar Large Growth category, which included 1,809 funds as of December 31, 2008.

Large-cap growth trails large-cap value

In 2008, large-cap growth stocks declined more than large-cap value issues, which fell 36.85%, as measured by the Russell 1000 Value Index. This conforms to the long-term pattern; the large-cap value category has outpaced large-cap growth during eight of the last ten years.

          For the ten years ended December 31, 2008, the Russell 1000 Growth Index posted an average annual return of –4.27%—more than five percentage points behind the 1.36% average annual return of the Russell 1000 Value Index.

Losses in the largest sectors drive down the benchmark

All twelve sectors of the Russell 1000 Growth Index suffered double-digit declines during 2008. Returns were driven by outsized losses in the benchmark’s three largest sectors, in terms of market capitalization: technology (down 41.8%), consumer discretionary (down 34.1%) and health care (down 24.6%). The smaller “other energy” sector, which fell 58.7%, was also a major factor in the benchmark’s decline.

          The sector that held up best in the broad-based sell-off was consumer staples, which dropped 18.4%.

Stock choices trim return

The account lagged its benchmark because of several stock selections that underperformed in a heavily down market. These included overweight positions in Prudential Financial and energy provider Denbury Resources, along with underweight holdings in ExxonMobil and Anheuser-Busch. An out-of-benchmark stake in Norwegian solar energy company Renewable Energy also trimmed returns.

          These results were partly offset by positive contributions to relative performance, such as overweight positions in biotechnology companies Gilead Sciences and Celgene. Nonbenchmark investments in Israel’s Teva Pharmaceuticals and credit reporting agency Experian also aided returns.

          On December 31, 2008, foreign securities made up 3.59% of the account’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

College Retirement Equities Fund ▪ 2008 Annual Report	15

CREF GROWTH ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, foreign investment risk, small-cap/mid-cap risk and growth investing style risk. The account is also subject to the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios. You cannot invest directly in these indexes.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Growth Account	–39.78%	–3.64%	–4.94%

Russell 1000 Growth Index	–38.44	–3.42	–4.27

Morningstar Large Growth*	–40.67	–3.37	–2.46

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment over ten years is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

16	2008 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on December 31, 1998, would be worth $6,024 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

College Retirement Equities Fund ▪ 2008 Annual Report	17

CREF GROWTH ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2008

CREF Growth Account	Starting account value (7/1/08)	Ending account value (12/31/08)	Expenses paid* (7/1/08– 12/31/08)

Actual return	$1,000.00	$ 666.70	$2.60
5% annual hypothetical return	1,000.00	1,021.99	3.15

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.62%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$8.22 billion
2008 actual expense ratio	0.69%
Number of holdings	679
Portfolio turnover rate	82%
Weighted median market capitalization	$32.1 billion
P/E ratio (weighted 12-month trailing average)	12.3
Dividend yield	1.78%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	66.77
$4 billion–$15 billion	23.83
Under $4 billion	9.40

Total	100.00

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	29.4
Consumer products & services	21.2
Manufacturing & materials	16.5
Health care	15.6
Financial	8.0
Energy	7.5
Utilities	1.2
Short-term investments	0.6

Total	100.0

18	2008 Annual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The CREF Equity Index Account returned –37.50% for the year, compared with the –37.31% return of its benchmark, the Russell 3000® Index, and the –37.79% average return of its peers, as defined by the Morningstar Large Blend category, which included 2,086 funds as of December 31, 2008.

Index posts its worst year

During the twelve-month period, the U.S. stock market posted large losses as a result of deteriorating conditions in the credit and housing markets, rising unemployment and declining corporate profits. It was the largest downturn for the broad-based Russell 3000 Index during a calendar year since its inception in 1979.

          After an 11.05% drop during the first half of the reporting period, the market sell-off intensified during the second half of the year, when the index fell 29.52% as the overall global economic outlook continued to weaken.

          However, the return of domestic stocks for the year held up better than that of foreign issues, which fell 43.38%, as measured by the MSCI EAFE® Index.

          For the ten years ended December 31, 2008, the average annual return of the Russell 3000 was –0.80%, versus the 0.80% average annual gain of the EAFE.

Declines hit all sectors

The market’s fall in 2008 was broad-based. All twelve of the benchmark’s industry sectors posted double-digit losses. Among the biggest detractors from performance were the financials, technology and “other energy” sectors, which fell 48.9%, 42.2% and 53.4%, respectively. On December 31, 2008, these sectors made up more than one-third of the benchmark’s total market capitalization.

Losses among the largest stocks differ sharply

While none of the largest stocks in the index was immune to the market downturn, their results were very different, depending on the degree of each company’s involvement in the troubled financial and technology industries. In descending order according to market capitalization size, the five largest stocks in the benchmark performed as follows: ExxonMobil, –13.1%; Procter & Gamble, –13.8%; General Electric, –54.0%; AT&T, –28.0%; and Johnson & Johnson, –7.8%.

          For the period, the account’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of its benchmark.

College Retirement Equities Fund ▪ 2008 Annual Report	19

CREF EQUITY INDEX ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, small-cap/mid-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Equity Index Account	–37.50%	–2.33%	–1.12%

Russell 3000 Index	–37.31	–1.95	–0.80

Morningstar Large Blend*	–37.79	–2.47	–0.84

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment over ten years is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

20	2008 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on December 31, 1998, would be worth $8,934 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

College Retirement Equities Fund ▪ 2008 Annual Report	21

CREF EQUITY INDEX ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2008

CREF Equity Index Account	Starting account value (7/1/08)	Ending account value (12/31/08)	Expenses paid* (7/1/08– 12/31/08)

Actual return	$1,000.00	$ 704.40	$2.44
5% annual hypothetical return	1,000.00	1,022.24	2.90

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.57%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$7.17 billion
2008 actual expense ratio	0.59%
Number of holdings	2,894
Portfolio turnover rate	7%
Weighted median market capitalization	$26.1 billion
P/E ratio (weighted 12-month trailing average)	11.7
Dividend yield	2.79%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	61.39
$4 billion–$15 billion	19.21
Under $4 billion	19.40

Total	100.00

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	19.8
Technology	18.3
Manufacturing & materials	15.9
Financial	15.5
Health care	14.1
Energy	11.6
Utilities	4.6
Short-term investments	0.2

Total	100.0

22	2008 Annual Report ▪ College Retirement Equities Fund

CREF BOND MARKET ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The CREF Bond Market Account returned 1.24% for the year, compared with the 5.24% gain of its benchmark, the Barclays Capital U.S. Aggregate Bond Index, and the –4.70% average return of its peers, as defined by the Morningstar Intermediate-Term Bond category, which included 1,135 funds as of December 31, 2008.

Fourth-quarter rally boosts bonds

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad U.S. investment-grade, fixed-rate bond market, advanced 2.17% in the first quarter of 2008 but lost ground in the second and third quarters, posting a 0.63% gain for the first nine months of the year. (The account’s benchmark, formerly the Lehman Brothers U.S. Aggregate Index, changed its name in November.)

          During this period, the Federal Reserve cut its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) four times, to 2.00%. The Fed’s actions were intended to jump-start the sagging U.S. economy and calm the financial markets, which were rattled by the economic downturn and problems in the credit market.

          In the fourth quarter, unemployment rose sharply, consumers reduced spending, housing prices plummeted and foreclosures mounted. In response, the Fed cut its target rate another three times, essentially to 0%. Worried investors sought safety and liquidity in U.S. Treasuries, and the benchmark climbed 4.58% in the year’s last quarter.

Treasuries outperform other fixed-income securities

As Treasury prices rose, their yields fell: 2-year Treasury notes declined from 3.05% at the beginning of 2008 to 0.76% at year-end; the 10-year Treasury yield slid from 4.04% to 2.25%.

          With cash flowing into U.S. Treasuries, that component of the index soared 13.74% for the year, versus 8.34% for mortgage-backed securities, –12.72% for asset-backed securities and –4.94% for corporate bonds.

Account trails the benchmark but tops its peers

The account lagged its benchmark primarily because of underweights in U.S. Treasury and agency securities and overweights in mortgage- and asset-backed securities. Nevertheless, the account outperformed its peers because early on its managers, recognizing the troubling signs within the credit market, increased the credit quality of the account’s investment portfolio. In addition, the portfolio’s broad diversification helped offset the negative effects of positions in distressed financial companies.

College Retirement Equities Fund ▪ 2008 Annual Report	23

CREF BOND MARKET ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PRINCIPAL INVESTMENT RISKS

The account is subject to income volatility risk, credit risk, call risk, interest-rate risk and illiquid security risk. The account invests in asset- and mortgage-backed securities and is subject to prepayment risk, where falling interest rates can cause security prices and income to decline due to prepayment of principal, as well as to extension risk, where rising rates can cause security prices to decline because expected prepayments of principal do not occur. In addition, the account is subject to the risks of non-investment-grade securities. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Bond Market Account	1.24%	3.53%	5.00%

Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.63

Morningstar Intermediate-Term Bond*	–4.70	1.81	4.01

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment over ten years is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

24	2008 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on December 31, 1998, would be worth $16,296 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

College Retirement Equities Fund ▪ 2008 Annual Report	25

CREF BOND MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2008

CREF Bond Market Account	Starting account value (7/1/08)	Ending account value (12/31/08)	Expenses paid* (7/1/08– 12/31/08)

Actual return	$1,000.00	$1,008.80	$3.03
5% annual hypothetical return	1,000.00	1,022.09	3.05

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.60%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$8.71 billion
2008 actual expense ratio	0.61%
Number of issues	716
Portfolio turnover rate	125%
Average quality	Aa1/AA+
Option-adjusted duration	3.67 years
Average coupon	5.15%
Average yield to maturity	5.21%
Average maturity	4.91 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities & commercial mortgage-backed securities	40.0
U.S. Treasury securities	20.4
Corporate bonds	15.2
U.S. agency securities	7.1
Foreign government & corporate bonds denominated in U.S. dollars	4.9
Asset-backed securities	4.4
Mutual funds	0.1
Short-term investments	7.9

Total	100.0

26	2008 Annual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The CREF Inflation-Linked Bond Account returned –1.78% for the year, compared with the –2.35% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), and the –4.08% average return of its peers, as defined by the Morningstar Inflation-Protected Bond category, which included 160 funds as of December 31, 2008.

TIPS gain, then retreat

In the first half of 2008, the Federal Reserve lowered its target for the federal funds rate (the interest rate commercial U.S. banks charge one another for overnight loans) four times, to 2.00%. The Fed acted to boost the slowing U.S. economy, address problems in the banking system and stabilize the financial markets. Meanwhile, inflation climbed, with oil prices leading the way. Many investors sought safety in U.S. Treasury securities, and the Barclays Capital TIPS Index gained 4.88% for the first six months of 2008. (The account’s benchmark, formerly the Lehman Brothers U.S. TIPS Index, changed its name in November.)

          In the year’s second half, unemployment soared and gross domestic product fell. The drop during the third quarter was 0.5% and in the fourth quarter, the decline was an estimated 3.8%. In response, the Fed cut rates three more times, essentially to 0%. Consumers sharply reduced spending, and the increasingly sluggish economy sent oil prices to $45 a barrel by year-end, from $146 a barrel in July. Year-over-year inflation, which had reached 5.6% in July, dropped in December to 0.1%. As the threat of inflation receded, TIPS lost 6.90% for the last six months of 2008.

TIPS shine over the long term

In 2008, TIPS lagged the 5.24% advance of the broad bond market, as represented by the Barclays Capital U.S. Aggregate Bond Index. However, for the ten years ended December 31, 2008, the 6.78% average annual return of TIPS surpassed the 5.63% gain of the Barclays aggregate bond index.

The account outperforms its benchmark and peers

Despite the effects of expenses, the account’s return was better than that of its benchmark. (The account’s return includes a deduction for expenses; the benchmark’s does not.) In addition, the account topped the average return of similar inflation-linked bond funds. Keeping the account’s duration—a measure of sensitivity to interest-rate changes—close to that of the benchmark helped the account more closely track its benchmark’s performance.

College Retirement Equities Fund ▪ 2008 Annual Report	27

CREF INFLATION-LINKED BOND ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.

PRINCIPAL INVESTMENT RISKS

The account is subject to income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk, extension risk and the risks of inflation-indexed bonds. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Inflation-Linked Bond Account	–1.78%	3.84%	6.48%

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series L)	–2.35	4.07	6.78

Morningstar Inflation-Protected Bond*	–4.08	3.14	5.38

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment over ten years is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

28	2008 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on December 31, 1998, would be worth $18,739 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

College Retirement Equities Fund ▪ 2008 Annual Report	29

CREF INFLATION-LINKED BOND ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2008

CREF Inflation-Linked Bond Account	Starting account value (7/1/08)	Ending account value (12/31/08)	Expenses paid* (7/1/08– 12/31/08)

Actual return	$1,000.00	$ 937.90	$2.87
5% annual hypothetical return	1,000.00	1,022.14	3.00

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.59%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1997
Net assets	$6.06 billion
2008 actual expense ratio	0.58%
Number of issues	26
Portfolio turnover rate	19%
Average quality	AAA
Option-adjusted duration	7.60 years
Average coupon	2.35%
Average yield to maturity	6.40%
Average maturity	8.87 years

HOLDINGS BY MATURITY

% of portfolio investments

1–3 years	16.7
3–5 years	16.4
5–10 years	38.4
10–20 years	20.8
Over 20 years	7.7

Total	100.0

30	2008 Annual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The CREF Social Choice Account returned –23.45% for the year, compared with the –22.05% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE®+Canada Index and the Barclays Capital U.S. Aggregate Bond Index. (This bond index, formerly the Lehman Brothers U.S. Aggregate Index, changed its name in November.)

          The average return of the account’s peers, as defined by the Morningstar Moderate Allocation category, was –28.00%. The Morningstar category included 1,206 funds as of December 31, 2008. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the account does.

Stock exclusions weigh on the account’s return

Because of its social screens, the account did not invest in a number of stocks that were included in its composite benchmark. During the period, the net effect of avoiding these stocks was to lower the account’s return relative to that of its benchmark.

          The exclusion of ExxonMobil, the largest stock in the Russell 3000 Index in terms of market capitalization as of December 31, 2008, was the portfolio’s biggest detractor from relative performance. The absence of Chevron, Pfizer and Wal-Mart, which rose 20% for the year, also hindered returns.

          The account benefited, however, from the exclusion of two major financial companies: American International Group (down 97.3%) and Citigroup (down 76.0%).

Strategies help mitigate risk

Because of the exclusion of some stocks in the composite benchmark, the account’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the benchmark. One method is to overweight or underweight specific stocks relative to the benchmark.

          For the year, the account’s performance benefited from overweight holdings in Volkswagen and Wells Fargo. However, an underweight position in AT&T reduced returns.

Bonds post positive return

During the year, the account’s fixed-income component registered a positive return and easily outpaced the equity component; this reflected bonds’ solid outperformance of stocks during the year. In relative terms, the bond segment lagged the Barclays index primarily because of an underweight in U.S. Treasuries, which performed exceptionally well as investors favored their higher credit quality and greater liquidity.

College Retirement Equities Fund ▪ 2008 Annual Report	31

CREF SOCIAL CHOICE ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, the risks of socially screened investing, foreign investment risk, small-cap/mid-cap risk, income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market; and the MSCI EAFE®+Canada Index, which measures stocks in 22 developed nations outside the United States. You cannot invest directly in these indexes.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Social Choice Account	–23.45%	0.23%	1.52%

CREF Social Choice Composite Benchmark	–22.05	1.02	2.06

Benchmark components (percentage of composite index)
Russell 3000 Index (47%)	–37.31	–1.95	–0.80
Barclays Capital U.S. Aggregate Bond Index (40%)	5.24	4.65	5.63
MSCI EAFE+Canada Index (13%)	–43.56	1.91	1.21

Morningstar Moderate Allocation*	–28.00	–0.60	1.19

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment over ten years is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE (which stands for Europe, Australasia, Far East) is a trademark of MSCI, Inc.

32	2008 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on December 31, 1998, would be worth $11,630 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the two main components of the account’s composite benchmark and its Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

College Retirement Equities Fund ▪ 2008 Annual Report	33

CREF SOCIAL CHOICE ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2008

CREF Social Choice Account	Starting account value (7/1/08)	Ending account value (12/31/08)	Expenses paid* (7/1/08– 12/31/08)

Actual return	$1,000.00	$ 813.60	$2.74
5% annual hypothetical return	1,000.00	1,022.09	3.05

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.60%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$6.89 billion
2008 actual expense ratio	0.61%
Portfolio turnover rate	77%

Equity segment
Number of holdings	1,093
Weighted median market capitalization	$18.6 billion
P/E ratio (weighted 12-month trailing average)	12.1
Dividend yield	2.70%

Fixed-income segment
Number of issues	470
Average quality	Aa1/AA+
Option-adjusted duration	3.93 years
Average coupon	5.30%
Average yield to maturity	5.79%
Average maturity	5.53 years

PORTFOLIO COMPOSITION

% of portfolio investments

Equities	56.1
Long-term bonds	35.0
Short-term investments	8.9

Total	100.0

HOLDINGS BY COMPANY SIZE

Equity segment	% of equity investments

Over $15 billion	57.36
$4 billion–$15 billion	27.01
Under $4 billion	15.63

Total	100.00

34	2008 Annual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The CREF Money Market Account returned 2.44% for the year, compared with the 2.04% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

The Fed unlocks the credit market

During 2008 the Federal Reserve took unprecedented measures to support the U.S. money market, which had all but ground to a halt several times since August 2007, when news first emerged of widespread losses in the U.S. financial sector. The situation spread internationally, prompting foreign central banks to initiate their own recovery plans.

          Following three rate cuts in late 2007, the Fed lowered the federal funds target rate seven more times in 2008, from 4.25% to essentially 0%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Fed made cash more readily available to banks through its auction program and guaranteed investors that it would purchase temporarily hard-to-sell securities. At the same time, the U.S. Treasury Department began investing directly in troubled institutions.

LIBOR zigzags through the year

In early 2008, LIBOR fell along with interest rates, then remained flat when the Fed kept rates steady. (LIBOR, a measure of the interest rate that banks charge one another for loans in the London market, is the most widely used benchmark for short-term rates.) When Lehman Brothers collapsed in September, LIBOR rose sharply. To stabilize the market, the Fed resumed its rate-cutting campaign, and LIBOR eventually fell. One-month LIBOR rates dropped during the year from 4.60% to 0.44%, while twelve-month LIBOR declined from 4.22% to 2.00%.

The account balances return and risk

The account increased its investments in longer-maturity securities to benefit from their higher yields. On December 30, 2008, its weighted average maturity was 63 days, versus 47 days for the average iMoneyNet fund.

          To limit risk, the account increased its holdings in U.S. agency securities to 38.8% of its portfolio from 32.2% one year earlier and reduced its position in commercial paper to 46.7% from 51.3%. The remainder of the portfolio consisted of certificates of deposit (13.1%) and banker’s acceptances (1.4%).

          On December 31, 2008, foreign securities made up 14.70% of the account’s total portfolio investments.

College Retirement Equities Fund ▪ 2008 Annual Report	35

CREF MONEY MARKET ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The account is subject to current income risk and, to a lesser extent, income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk, extension risk and foreign investment risk. An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a detailed discussion of risk, please see the prospectus.

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED DECEMBER 30, 2008*

	Current yield	Effective yield

CREF Money Market Account	1.26%	1.27%

iMoneyNet Money Fund Report AveragesTM—All Taxable	0.76	0.76

The current yield more closely reflects current earnings than does the total return.

*     iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Money Market Account	2.44%	3.18%	3.34%

iMoneyNet Money Fund Report Averages—All Taxable	2.04	2.93	3.06

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

36	2008 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on December 31, 1998, would be worth $13,898 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

College Retirement Equities Fund ▪ 2008 Annual Report	37

CREF MONEY MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2008

CREF Money Market Account	Starting account value (7/1/08)	Ending account value (12/31/08)	Expenses paid* (7/1/08– 12/31/08)

Actual return	$1,000.00	$1,010.90	$2.78
5% annual hypothetical return	1,000.00	1,022.34	2.80

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.55%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/1/1988
Net assets	$15.13 billion
2008 actual expense ratio	0.56%

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	46.7
U.S. agency securities	38.8
Certificates of deposit	13.1
Banker’s acceptances	1.4

Total	100.0

38	2008 Annual Report ▪ College Retirement Equities Fund

SUMMARY PORTFOLIO OF INVESTMENTS

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES			$355	—	%**

		TOTAL GOVERNMENT BONDS (Cost $323)	355	—	**

COMMON STOCKS
ADMINISTRATION OF ECONOMIC PROGRAMS			6,086	0.01

AGRICULTURAL PRODUCTION-CROPS			4,197	0.01

AGRICULTURAL PRODUCTION-LIVESTOCK			4,325	0.01

AGRICULTURAL SERVICES			2,457	—	**

AMUSEMENT AND RECREATION SERVICES			349,530	0.46

APPAREL AND ACCESSORY STORES			376,371	0.49

APPAREL AND OTHER TEXTILE PRODUCTS			137,994	0.18

AUTO REPAIR, SERVICES AND PARKING			77,740	0.10

AUTOMOTIVE DEALERS AND SERVICE STATIONS			120,070	0.16

BUILDING MATERIALS AND GARDEN SUPPLIES			410,546	0.54

BUSINESS SERVICES
1,476,077	*	Google, Inc (Class A)	454,116	0.59
45,836,106		Microsoft Corp	891,055	1.17
26,450,604	*	Oracle Corp	468,970	0.61
		Other	2,473,110	3.23

			4,287,251	5.60

CHEMICALS AND ALLIED PRODUCTS
10,478,988		Abbott Laboratories	559,263	0.73
7,823,356	*	Amgen, Inc	451,798	0.59
12,501,881		Bristol-Myers Squibb Co	290,669	0.38
6,228,670	*	Gilead Sciences, Inc	318,533	0.42
14,956,337		Johnson & Johnson	894,837	1.17
12,474,926		Merck & Co, Inc	379,237	0.49
3,988,549		Monsanto Co	280,594	0.37
6,006,316		Novartis AG.	300,805	0.39
39,451,068		Pfizer, Inc	698,677	0.91
16,801,179		Procter & Gamble Co	1,038,648	1.36
9,814,891		Wyeth	368,156	0.48
		Other	4,343,738	5.68

			9,924,955	12.97

COAL MINING			204,983	0.27

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

COMMUNICATIONS
32,946,582		AT&T, Inc	$938,979	1.23%
15,953,258		Verizon Communications, Inc	540,816	0.71
		Other	2,625,347	3.43

			4,105,142	5.37

DEPOSITORY INSTITUTIONS
28,492,673		Bank of America Corp	401,178	0.52
22,032,655		JPMorgan Chase & Co	694,691	0.91
26,565,058		Wells Fargo & Co	783,139	1.02
		Other	4,539,968	5.94

			6,418,976	8.39

EATING AND DRINKING PLACES
6,342,981		McDonald’s Corp	394,469	0.52
		Other	384,527	0.50

			778,996	1.02

EDUCATIONAL SERVICES			136,604	0.18

ELECTRIC, GAS, AND SANITARY SERVICES			3,979,585	5.20

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
5,214,370	*	Apple Computer, Inc	445,046	0.58
36,067,378	*	Cisco Systems, Inc	587,898	0.77
61,715,456		General Electric Co	999,790	1.31
35,232,517		Intel Corp	516,509	0.68
10,347,454		Qualcomm, Inc	370,749	0.48
		Other	2,028,940	2.65

			4,948,932	6.47

ENGINEERING AND MANAGEMENT SERVICES			894,659	1.17

ENVIRONMENTAL QUALITY AND HOUSING			353	—	**

EXECUTIVE, LEGISLATIVE AND GENERAL			398	—	**

FABRICATED METAL PRODUCTS			403,147	0.53

FISHING, HUNTING, AND TRAPPING			419	—	**

FOOD AND KINDRED PRODUCTS
13,411,185		Coca-Cola Co	607,125	0.80
7,337,572		Nestle S.A.	290,555	0.38
10,255,280		PepsiCo, Inc	561,683	0.73
		Other	1,662,968	2.17

			3,122,331	4.08

FOOD STORES			615,147	0.80

FORESTRY			46,880	0.06

FURNITURE AND FIXTURES			112,397	0.15

40	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company	Value (000)	% of net assets

FURNITURE AND HOME FURNISHINGS STORES		$149,949	0.20%

GENERAL BUILDING CONTRACTORS		377,745	0.49

GENERAL MERCHANDISE STORES
13,847,455	Wal-Mart Stores, Inc	776,287	1.01
	Other	540,676	0.71

		1,316,963	1.72

HEALTH SERVICES		581,456	0.76

HEAVY CONSTRUCTION, EXCEPT BUILDING		101,936	0.13

HOLDING AND OTHER INVESTMENT OFFICES		1,565,259	2.05

HOTELS AND OTHER LODGING PLACES		208,311	0.27

INDUSTRIAL MACHINERY AND EQUIPMENT
17,406,163	Hewlett-Packard Co	631,670	0.83
7,733,870	International Business Machines Corp	650,882	0.85
	Other	1,998,297	2.61

		3,280,849	4.29

INSTRUMENTS AND RELATED PRODUCTS		2,244,570	2.93

INSURANCE AGENTS, BROKERS AND SERVICE		301,923	0.39

INSURANCE CARRIERS		3,158,083	4.13

JUSTICE, PUBLIC ORDER AND SAFETY		19,087	0.02

LEATHER AND LEATHER PRODUCTS		108,907	0.14

LEGAL SERVICES		26,028	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT		12,432	0.02

LUMBER AND WOOD PRODUCTS		11,928	0.02

METAL MINING		996,090	1.30

MISCELLANEOUS MANUFACTURING INDUSTRIES		317,501	0.42

MISCELLANEOUS REPAIR SERVICES		90	—	**

MISCELLANEOUS RETAIL
10,601,967	CVS Corp	304,702	0.40
	Other	508,532	0.66

		813,234	1.06

MOTION PICTURES		437,938	0.57

NONDEPOSITORY INSTITUTIONS		438,547	0.57

NONMETALLIC MINERALS, EXCEPT FUELS		56,075	0.07

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company	Value (000)	% of net assets

OIL AND GAS EXTRACTION
3,987,277	Apache Corp	$297,171	0.39%
8,736,579	Occidental Petroleum Corp	524,106	0.69
	Other	2,551,901	3.33

		3,373,178	4.41

PAPER AND ALLIED PRODUCTS		298,805	0.39

PERSONAL SERVICES		96,897	0.13

PETROLEUM AND COAL PRODUCTS
40,266,140	BP plc	304,515	0.40
10,960,852	Chevron Corp	810,775	1.06
7,503,441	ConocoPhillips	388,679	0.51
26,388,717	Exxon Mobil Corp	2,106,612	2.75
	Other	1,213,038	1.58

		4,823,619	6.30

PIPELINES, EXCEPT NATURAL GAS		68,286	0.09

PRIMARY METAL INDUSTRIES		601,774	0.79

PRINTING AND PUBLISHING		287,236	0.38

RAILROAD TRANSPORTATION		713,483	0.93

REAL ESTATE		365,281	0.48

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		437,623	0.57

SECURITY AND COMMODITY BROKERS		1,422,560	1.86

SOCIAL SERVICES		3,536	— **

SPECIAL TRADE CONTRACTORS		58,016	0.08

STONE, CLAY, AND GLASS PRODUCTS		351,588	0.46

TEXTILE MILL PRODUCTS		30,754	0.04

TOBACCO PRODUCTS
12,782,820	Philip Morris International, Inc	556,181	0.73
	Other	486,588	0.63

		1,042,769	1.36

TRANSPORTATION BY AIR		367,655	0.48

TRANSPORTATION EQUIPMENT		2,055,291	2.69

TRANSPORTATION SERVICES		149,780	0.20

TRUCKING AND WAREHOUSING		370,814	0.48

42	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company		Value (000)		% of net assets

WATER TRANSPORTATION			$211,889		0.28%

WHOLESALE TRADE-DURABLE GOODS			513,735		0.67

WHOLESALE TRADE-NONDURABLE GOODS			659,736		0.86

TOTAL COMMON STOCKS		(Cost $104,665,304)	76,299,677		99.73

MUTUAL FUNDS			1,337		—	**

TOTAL MUTUAL FUNDS		(Cost $4,618)	1,337		—	**

PREFERRED STOCKS
HOLDING AND OTHER INVESTMENT OFFICES			3,868		0.01

SECURITY AND COMMODITY BROKERS			224		—	**

TRANSPORTATION BY AIR			—	^	—	**

TOTAL PREFERRED STOCKS		(Cost $10,431)	4,092		0.01

RIGHTS / WARRANTS
CHEMICALS AND ALLIED PRODUCTS			—	^	—	**

COMMUNICATIONS			—	^	—	**

DEPOSITORY INSTITUTIONS			3,055		—	**

ELECTRIC, GAS, AND SANITARY SERVICES			10		—	**

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			6		—	**

FABRICATED METAL PRODUCTS			15		—	**

FOOD AND KINDRED PRODUCTS			74		—	**

FOOD STORES			—	^	—	**

GENERAL BUILDING CONTRACTORS			60		—	**

HOLDING AND OTHER INVESTMENT OFFICES			307		—	**

INDUSTRIAL MACHINERY AND EQUIPMENT			8		—	**

METAL MINING			—	^	—	**

NONDEPOSITORY INSTITUTIONS			517		—	**

PRIMARY METAL INDUSTRIES			4		—	**

REAL ESTATE			73		—	**

TEXTILE MILL PRODUCTS			—	^	—	**

WATER TRANSPORTATION			158		—	**

TOTAL RIGHTS / WARRANTS		(Cost $2,015)	4,287		—	**

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2008

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES		(Cost $272,223)	$272,433	0.36%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENTS
$300,000,000	Bank of America Corp	01/02/09	300,000	0.39
500,000,000	Bank of America Corp	01/02/09	500,000	0.65
450,000,000	BNP Paribas, Inc	01/02/09	450,000	0.59
700,000,000	Goldman Sachs Group, Inc	01/12/09	700,000	0.91
500,000,000	Goldman Sachs Group, Inc	12/30/13	500,000	0.65
500,000,000	Merrill Lynch & Co, Inc	12/30/13	500,000	0.65
500,000,000	Salomon Brothers	01/02/09	500,000	0.65
365,000,000	UBS Warburg	01/02/09	365,000	0.48
425,000,000	UBS Warburg	01/30/09	425,000	0.56
	Other		660,000	0.87

			4,900,000	6.40

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
343,000,000	Federal National Mortgage Association (FNMA)	0.000%, 06/11/09	342,554	0.45
437,000,000	FNMA	0.000%, 06/22/09	436,388	0.57

			778,942	1.02

VARIABLE RATE SECURITIES			3,118,633	4.08

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		(Cost $9,091,922)	8,797,575	11.50

	TOTAL SHORT-TERM INVESTMENTS	(Cost $9,364,145)	9,070,008	11.86

	TOTAL PORTFOLIO	(Cost $114,046,836)	85,379,756	111.60
	OTHER ASSETS & LIABILITIES,NET		(8,874,727)	(11.60)

	NET ASSETS		$76,505,029	100.00%

44	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2008

The following abbreviations are used in portfolio descriptions:

plc	Public Limited Company

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	45

SUMMARY OF MARKET VALUES BY COUNTRY

CREF STOCK ACCOUNT ▪  DECEMBER 31, 2008

Country	Value	% of market value

DOMESTIC
UNITED STATES	$65,267,546,242	76.44%

TOTAL DOMESTIC	65,267,546,242	76.44

FOREIGN
AFGHANISTAN	2,345,356	0.00
ARGENTINA	4,114,750	0.01
AUSTRALIA	780,988,004	0.91
AUSTRIA	97,492,474	0.11
BAHAMAS	482,210	0.00
BELGIUM	93,710,270	0.11
BERMUDA	17,758,917	0.02
BRAZIL	359,500,463	0.42
CANADA	1,451,596,541	1.70
CAYMAN ISLANDS	6,012,681	0.01
CHILE	27,202,691	0.03
CHINA	441,729,899	0.52
COLOMBIA	11,516,829	0.01
CZECH REPUBLIC	18,365,828	0.02
DENMARK	91,526,832	0.11
EGYPT	13,211,135	0.02
FINLAND	160,032,648	0.19
FRANCE	1,669,824,576	1.96
GERMANY	1,667,430,301	1.95
GHANA	98,519	0.00
GREECE	78,512,286	0.09
HONG KONG	327,740,888	0.38
HUNGARY	11,558,613	0.01
INDIA	157,780,849	0.19
INDONESIA	28,581,639	0.03
IRELAND	51,576,401	0.06
ISLE OF MAN	1,323,855	0.00
ISRAEL	128,350,708	0.15
ITALY	504,615,422	0.59

Country	Value	% of market value

JAPAN	$4,171,108,287	4.89%
KAZAKHSTAN	1,477,232	0.00
KOREA, REPUBLIC OF	269,742,130	0.32
LIECHTENSTEIN	477,657	0.00
LUXEMBOURG	20,980,589	0.02
MALAYSIA	89,456,541	0.10
MEXICO	99,675,720	0.12
MOROCCO	9,858,534	0.01
NETHERLANDS ANTILLES	1,771,244	0.00
NETHERLANDS	375,513,206	0.44
NEW ZEALAND	16,772,759	0.02
NORWAY	71,732,677	0.09
PAKISTAN	1,882,684	0.00
PANAMA	48,105,245	0.06
PERU	11,883,973	0.01
PHILIPPINES	20,215,755	0.02
POLAND	30,482,214	0.04
PORTUGAL	16,377,811	0.02
PUERTO RICO	4,738,383	0.01
RUSSIA	119,308,786	0.14
SINGAPORE	177,397,520	0.21
SOUTH AFRICA	193,004,819	0.23
SPAIN	638,077,123	0.75
SWEDEN	212,574,875	0.25
SWITZERLAND	1,571,970,009	1.84
TAIWAN	265,546,663	0.31
THAILAND	36,412,545	0.04
TURKEY	28,839,226	0.03
UNITED KINGDOM	3,401,843,628	3.99

TOTAL FOREIGN	20,112,209,420	23.56

TOTAL PORTFOLIO	$85,379,755,662	100.00%

46	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF GLOBAL EQUITIES ACCOUNT ▪  DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
ADMINISTRATION OF ECONOMIC PROGRAMS			$337	—	%**

AMUSEMENT AND RECREATION SERVICES			20,128	0.21

APPAREL AND ACCESSORY STORES			48,954	0.51

APPAREL AND OTHER TEXTILE PRODUCTS			14,413	0.15

AUTO REPAIR, SERVICES AND PARKING			8,204	0.09

AUTOMOTIVE DEALERS AND SERVICE STATIONS			11,689	0.12

BUILDING MATERIALS AND GARDEN SUPPLIES			26,566	0.28

BUSINESS SERVICES
197,969	*	Google, Inc (Class A)	60,905	0.63
3,719,631		Microsoft Corp	72,310	0.75
2,932,874	*	Oracle Corp	52,000	0.54
		Other	251,714	2.61

			436,929	4.53

CHEMICALS AND ALLIED PRODUCTS
1,333,320		Abbott Laboratories	71,159	0.74
1,006,002	*	Amgen, Inc	58,097	0.60
1,245,870		Johnson & Johnson	74,540	0.77
2,131,932		Merck & Co, Inc	64,811	0.67
694,557		Monsanto Co	48,862	0.51
2,119,936		Novartis AG.	106,169	1.10
2,647,017		Pfizer, Inc	46,879	0.49
1,024,494		Procter & Gamble Co	63,334	0.66
401,215		Roche Holding AG.	62,115	0.64
1,577,673		Wyeth	59,179	0.61
		Other	612,719	6.35

			1,267,864	13.14

COAL MINING			17,331	0.18

COMMUNICATIONS
2,354,351		AT&T, Inc	67,099	0.70
32,123,314		Vodafone Group plc	64,197	0.66
		Other	459,215	4.76

			590,511	6.12

DEPOSITORY INSTITUTIONS
6,844,882	e	Banco Santander Central Hispano SA	66,126	0.69
1,921,293		JPMorgan Chase & Co	60,578	0.63
7,967,763	e	Mitsubishi UFJ Financial Group, Inc	50,079	0.52
3,707,907		UBS A.G.	53,948	0.56
3,580,200		Wells Fargo & Co	105,544	1.09
		Other	565,124	5.85

			901,399	9.34

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪  DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

EATING AND DRINKING PLACES
14,416,558		Compass Group plc	$71,303	0.74%
		Other	59,435	0.61

			130,738	1.35

EDUCATIONAL SERVICES			7,099	0.07

ELECTRIC, GAS, AND SANITARY SERVICES
1,365,690		E.ON AG.	53,627	0.56
1,130,754	e	Gaz de France	55,524	0.57
		Other	386,336	4.00

			495,487	5.13

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
3,812,537	*	Cisco Systems, Inc	62,144	0.64
4,640,618		General Electric Co	75,178	0.78
		Other	335,114	3.47

			472,436	4.89

ENGINEERING AND MANAGEMENT SERVICES			62,004	0.64

FABRICATED METAL PRODUCTS			37,096	0.38

FOOD AND KINDRED PRODUCTS
1,214,822		Coca-Cola Co	54,995	0.57
2,702,945		Nestle SA	107,031	1.11
1,283,657		PepsiCo, Inc	70,306	0.73
2,229,212		Unilever plc	50,608	0.52
		Other	173,229	1.80

			456,169	4.73

FOOD STORES			121,578	1.26

FORESTRY			3,460	0.04

FURNITURE AND FIXTURES			5,752	0.06

FURNITURE AND HOME FURNISHINGS STORES			20,488	0.21

GENERAL BUILDING CONTRACTORS			50,768	0.53

GENERAL MERCHANDISE STORES
1,139,743		Wal-Mart Stores, Inc	63,894	0.66
		Other	75,912	0.79

			139,806	1.45

HEALTH SERVICES			52,534	0.54

HEAVY CONSTRUCTION, EXCEPT BUILDING			20,693	0.21

48	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪  DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
2,063,666	e	iShares MSCI EAFE Index Fund	$92,597	0.96%
998,433		SPDR Trust Series 1	90,099	0.93
		Other	172,218	1.79

			354,914	3.68

HOTELS AND OTHER LODGING PLACES			53,950	0.56

INDUSTRIAL MACHINERY AND EQUIPMENT
2,553,913		Hewlett-Packard Co	92,682	0.96
694,203		International Business Machines Corp	58,424	0.60
924,545	e	Siemens AG.	69,603	0.72
		Other	187,981	1.95

			408,690	4.23

INSTRUMENTS AND RELATED PRODUCTS			154,822	1.60

INSURANCE AGENTS, BROKERS AND SERVICE			65,247	0.68

INSURANCE CARRIERS
2,226,773		Aetna, Inc	63,463	0.66
		Other	412,679	4.27

			476,142	4.93

LEATHER AND LEATHER PRODUCTS			12,949	0.13

LEGAL SERVICES			1,402	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,350	0.01

LUMBER AND WOOD PRODUCTS			538	0.01

METAL MINING			201,362	2.09

MISCELLANEOUS MANUFACTURING INDUSTRIES
213,369	e	Nintendo Co Ltd	81,539	0.85
		Other	19,631	0.20

			101,170	1.05

MISCELLANEOUS RETAIL
1,786,889		CVS Corp	51,355	0.53
		Other	54,909	0.57

			106,264	1.10

MOTION PICTURES			51,373	0.53

NONDEPOSITORY INSTITUTIONS			58,524	0.61

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪  DECEMBER 31, 2008

Shares	Company	Value (000)	% of net assets

NONMETALLIC MINERALS, EXCEPT FUELS		$4,856	0.05%

OIL AND GAS EXTRACTION
1,206,578	Occidental Petroleum Corp	72,382	0.75
	Other	289,572	3.00

		361,954	3.75

PAPER AND ALLIED PRODUCTS		24,566	0.25

PERSONAL SERVICES		5,847	0.06

PETROLEUM AND COAL PRODUCTS
10,908,310	BP plc	82,495	0.85
1,206,474	Chevron Corp	89,243	0.92
2,076,353	Exxon Mobil Corp	165,755	1.72
1,194,451	Total SA	64,604	0.67
	Other	183,267	1.90

		585,364	6.06

PIPELINES, EXCEPT NATURAL GAS		10,339	0.11

PRIMARY METAL INDUSTRIES		76,997	0.80

PRINTING AND PUBLISHING		50,893	0.53

RAILROAD TRANSPORTATION		85,386	0.88

REAL ESTATE		71,395	0.74

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		59,182	0.61

SECURITY AND COMMODITY BROKERS		142,708	1.48

SPECIAL TRADE CONTRACTORS		527	0.01

STONE, CLAY, AND GLASS PRODUCTS		49,362	0.51

TEXTILE MILL PRODUCTS		2,473	0.03

TOBACCO PRODUCTS
1,195,261	Philip Morris International, Inc	52,006	0.54
	Other	75,370	0.78

		127,376	1.32

TRANSPORTATION BY AIR		26,305	0.27

TRANSPORTATION EQUIPMENT		222,398	2.30

TRANSPORTATION SERVICES		6,613	0.07

TRUCKING AND WAREHOUSING		63,340	0.66

WATER TRANSPORTATION		31,377	0.33

WHOLESALE TRADE-DURABLE GOODS		44,815	0.46

WHOLESALE TRADE-NONDURABLE GOODS		72,907	0.76

	TOTAL COMMON STOCKS (Cost $13,471,940)	9,596,110	99.42

50	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company		Value (000)	% of net assets

RIGHTS / WARRANTS

HOLDING AND OTHER INVESTMENT OFFICES			$1	—	%**

NONDEPOSITORY INSTITUTIONS			332	—	**

PRIMARY METAL INDUSTRIES			1	—	**

REAL ESTATE			45	—	**

WATER TRANSPORTATION			102	—	**

TOTAL RIGHTS / WARRANTS		(Cost $1,267)	481	—	**

Principal	Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		(Cost $27,500)	27,509	0.29

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENTS
$200,000,000	Barclays Capital	01/02/09	200,000	2.07
225,000,000	Merrill Lynch & Co, Inc	01/02/09	225,000	2.33
200,000,000	UBS Warburg	01/02/09	200,000	2.07
75,000,000	UBS Warburg	01/30/09	75,000	0.78

			700,000	7.25

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
57,000,000	Federal National Mortgage Association (FNMA)	0.000%, 06/11/09	56,926	0.59
63,000,000	FNMA	0.000%, 06/22/09	62,912	0.65

			119,838	1.24

VARIABLE RATE SECURITIES			582,929	6.04

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		(Cost $1,455,517)	1,402,767	14.53

TOTAL SHORT-TERM INVESTMENTS		(Cost $1,483,017)	1,430,276	14.82

TOTAL PORTFOLIO		(Cost $14,956,224)	11,026,867	114.24
OTHER ASSETS AND LIABILITIES, NET			(1,374,887)	(14.24)

TOTAL NET ASSETS			$9,651,980	100.00%

The following abbreviations are used in portfolio descriptions:

plc	Public Limited Company
SA	Special Assessment
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

**	Percentage represents less than 0.01%

e	All or a portion of these securities are out on loan.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	51

SUMMARY OF MARKET VALUES BY COUNTRY

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2008

Country	Value	% of market value

DOMESTIC
UNITED STATES	$6,218,434,495	56.39%

TOTAL DOMESTIC	6,218,434,495	56.39

FOREIGN
AFGHANISTAN	1,859,394	0.02
AUSTRALIA	219,140,472	1.99
AUSTRIA	23,702,229	0.22
BELGIUM	19,184,719	0.17
BRAZIL	36,802,615	0.33
CANADA	314,793,591	2.86
CHILE	500,717	0.00
CHINA	57,885,213	0.53
CZECH REPUBLIC	3,534,874	0.03
DENMARK	22,240,169	0.20
FINLAND	41,070,700	0.37
FRANCE	491,372,944	4.46
GERMANY	416,498,724	3.78
GREECE	19,052,490	0.17
HONG KONG	76,837,323	0.70
INDIA	18,543,207	0.17
INDONESIA	2,177,333	0.02
IRELAND	13,850,375	0.13
ISLE OF MAN	405,454	0.00
ISRAEL	16,406,858	0.15
ITALY	115,592,423	1.05

Country	Value	% of market value

JAPAN	$1,003,927,168	9.10%
KOREA, REPUBLIC OF	9,345,299	0.09
LUXEMBOURG	5,772,153	0.05
MALAYSIA	17,829,279	0.16
MEXICO	688,112	0.01
NETHERLANDS	90,416,068	0.82
NEW ZEALAND	666,311	0.01
NORWAY	13,616,294	0.12
PANAMA	2,713,042	0.02
PERU	1,534,471	0.01
PHILIPPINES	15,116,431	0.14
PORTUGAL	4,728,721	0.04
RUSSIA	282,403	0.00
SINGAPORE	38,817,590	0.35
SOUTH AFRICA	7,078,729	0.06
SPAIN	162,217,835	1.47
SWEDEN	40,747,255	0.37
SWITZERLAND	474,937,097	4.31
TAIWAN	32,514,310	0.30
THAILAND	18,412,298	0.17
UNITED ARAB EMIRATES	1,622,844	0.01
UNITED KINGDOM	953,996,595	8.65

TOTAL FOREIGN	4,808,432,129	43.61

TOTAL PORTFOLIO	$11,026,866,624	100.00%

52	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$10,811	0.13%

APPAREL AND ACCESSORY STORES			53,068	0.65

APPAREL AND OTHER TEXTILE PRODUCTS			16,579	0.20

AUTO REPAIR, SERVICES AND PARKING			2,899	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS			30,647	0.37

BUILDING MATERIALS AND GARDEN SUPPLIES			19,002	0.23

BUSINESS SERVICES
2,018,977	*	Adobe Systems, Inc	42,984	0.52
4,516,008	*	eBay, Inc	63,043	0.77
7,759,390		Experian Group Ltd	48,194	0.59
560,074	*	Google, Inc (Class A)	172,307	2.10
2,064,798	*	Intuit, Inc	49,122	0.60
11,066,059		Microsoft Corp	215,124	2.62
1,888,811		Omnicom Group, Inc	50,847	0.62
8,388,343	*	Oracle Corp	148,725	1.81
1,248,149		Visa, Inc (Class A)	65,465	0.79
		Other	277,430	3.36

			1,133,241	13.78

CHEMICALS AND ALLIED PRODUCTS
3,182,425		Abbott Laboratories	169,846	2.07
2,085,479		Avon Products, Inc	50,114	0.61
2,502,763		Bristol-Myers Squibb Co	58,189	0.71
1,117,531		Colgate-Palmolive Co	76,596	0.93
1,094,401	*	Genentech, Inc	90,737	1.10
2,974,140	*	Gilead Sciences, Inc	152,098	1.85
776,358		Johnson & Johnson	46,449	0.56
1,510,615		Monsanto Co	106,272	1.29
1,249,438		Procter & Gamble Co	77,240	0.94
1,530,472		Teva Pharmaceutical Industries Ltd (ADR)	65,152	0.79
		Other	356,600	4.34

			1,249,293	15.19

COAL MINING			26,624	0.32

COMMUNICATIONS
2,626,017	*	DIRECTV Group, Inc	60,162	0.73
		Other	147,265	1.79

			207,427	2.52

DEPOSITORY INSTITUTIONS
4,127,134		Western Union Co	59,183	0.72
		Other	93,496	1.14

			152,679	1.86

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

EATING AND DRINKING PLACES
1,841,084		McDonald’s Corp	$114,497	1.39%
		Other	26,459	0.32

			140,956	1.71

EDUCATIONAL SERVICES			30,739	0.37

ELECTRIC, GAS, AND SANITARY SERVICES			122,443	1.49

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
1,499,790	*	Apple Computer, Inc	128,007	1.56
11,649,788	*	Cisco Systems, Inc	189,892	2.31
295,103	*	First Solar, Inc	40,712	0.50
9,932,376		Intel Corp	145,609	1.77
4,075,895		Qualcomm, Inc	146,039	1.78
		Other	158,512	1.92

			808,771	9.84

ENGINEERING AND MANAGEMENT SERVICES
1,008,997	*	Celgene Corp	55,777	0.68
979,537	*	Jacobs Engineering Group, Inc	47,116	0.57
		Other	89,580	1.09

			192,473	2.34

FABRICATED METAL PRODUCTS			35,773	0.44

FOOD AND KINDRED PRODUCTS
1,935,220		Coca-Cola Co	87,607	1.07
784,058		General Mills, Inc	47,632	0.58
1,913,631		PepsiCo, Inc	104,809	1.27
		Other	21,847	0.27

			261,895	3.19

FOOD STORES			37,381	0.45

FORESTRY			271	—	**

FURNITURE AND FIXTURES			2,588	0.03

FURNITURE AND HOME FURNISHINGS STORES			53,372	0.65

GENERAL BUILDING CONTRACTORS			1,618	0.02

GENERAL MERCHANDISE STORES
2,842,177		Wal-Mart Stores, Inc	159,333	1.94
		Other	84,272	1.02

			243,605	2.96

HEALTH SERVICES
1,250,207	*	Medco Health Solutions, Inc	52,396	0.64
		Other	66,373	0.80

			118,769	1.44

54	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company	Value (000)	% of net assets

HEAVY CONSTRUCTION, EXCEPT BUILDING		$2,841	0.03%

HOLDING AND OTHER INVESTMENT OFFICES
2,020,750	iShares Russell 1000 Growth Index Fund	74,889	0.91
	Other	24,098	0.29

		98,987	1.20

HOTELS AND OTHER LODGING PLACES		22,110	0.27

INDUSTRIAL MACHINERY AND EQUIPMENT
5,473,266	Hewlett-Packard Co	198,625	2.42
1,938,083	International Business Machines Corp	163,109	1.98
	Other	232,419	2.83

		594,153	7.23

INSTRUMENTS AND RELATED PRODUCTS
974,394	Baxter International, Inc	52,218	0.64
1,311,307	Emerson Electric Co	48,007	0.58
	Other	258,677	3.15

		358,902	4.37

INSURANCE AGENTS, BROKERS AND SERVICE		601	0.01

INSURANCE CARRIERS		161,623	1.97

JUSTICE, PUBLIC ORDER AND SAFETY		1,657	0.02

LEATHER AND LEATHER PRODUCTS		16,521	0.20

LEGAL SERVICES		2,015	0.02

METAL MINING		46,677	0.57

MISCELLANEOUS MANUFACTURING INDUSTRIES
163,535	Nintendo Co Ltd	62,495	0.76
	Other	14,722	0.18

		77,217	0.94

MISCELLANEOUS RETAIL
2,261,490	CVS Corp	64,995	0.79
	Other	72,980	0.89

		137,975	1.68

MOTION PICTURES		28,133	0.34

NONDEPOSITORY INSTITUTIONS		21,807	0.27

OIL AND GAS EXTRACTION
1,667,561	Occidental Petroleum Corp	100,037	1.22
2,753,992	Schlumberger Ltd	116,576	1.42
	Other	224,936	2.73

		441,549	5.37

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company		Value (000)	% of net assets

PAPER AND ALLIED PRODUCTS			$12,586	0.15%

PERSONAL SERVICES			7,634	0.09

PETROLEUM AND COAL PRODUCTS
1,639,411	Exxon Mobil Corp		130,874	1.59
	Other		36,956	0.45

			167,830	2.04

PRIMARY METAL INDUSTRIES
735,423	Precision Castparts Corp		43,743	0.53
	Other		49,731	0.61

			93,474	1.14

PRINTING AND PUBLISHING			27,916	0.34

RAILROAD TRANSPORTATION			99,529	1.21

REAL ESTATE			2,630	0.03

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			22,869	0.28

SECURITY AND COMMODITY BROKERS
4,262,442	Charles Schwab Corp		68,924	0.84
	Other		110,928	1.35

			179,852	2.19

SPECIAL TRADE CONTRACTORS			2,742	0.03

STONE, CLAY, AND GLASS PRODUCTS			49,598	0.60

TOBACCO PRODUCTS
2,626,998	Altria Group, Inc		39,563	0.48
2,842,189	Philip Morris International, Inc		123,663	1.50
	Other		4,722	0.06

			167,948	2.04

TRANSPORTATION BY AIR			16,984	0.21

TRANSPORTATION EQUIPMENT
1,044,111	Boeing Co		44,552	0.54
544,876	Lockheed Martin Corp		45,813	0.56
	Other		116,486	1.42

			206,851	2.52

TRANSPORTATION SERVICES			16,400	0.20

TRUCKING AND WAREHOUSING			38,299	0.47

WATER TRANSPORTATION			4,564	0.06

WHOLESALE TRADE-DURABLE GOODS			15,135	0.19

WHOLESALE TRADE-NONDURABLE GOODS			52,047	0.63

	TOTAL COMMON STOCKS	(Cost $10,986,506)	8,150,580	99.13

56	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2008

Shares	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			$50,336	0.61%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $50,284)	50,336	0.61

	TOTAL PORTFOLIO	(Cost $11,036,790)	8,200,916	99.74
	OTHER ASSETS AND LIABILITIES, NET		21,436	0.26

	TOTAL NET ASSETS		$8,222,352	100.00%

The following abbreviations are used in portfolio descriptions:
ADR American Depositary Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	57

SUMMARY OF MARKET VALUES BY COUNTRY

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2008

Country	Value	% of market value

DOMESTIC
UNITED STATES	$7,802,635,785	95.14%

TOTAL DOMESTIC	7,802,635,785	95.14

FOREIGN
BERMUDA	1,280,869	0.02
BRAZIL	17,226,566	0.21
CANADA	34,438,916	0.42
CHINA	3,676,578	0.04
CZECH REPUBLIC	703,055	0.01
FRANCE	7,386,728	0.09
GUERNSEY, C.I.	1,380,968	0.02
ISRAEL	65,152,175	0.79
JAPAN	62,495,168	0.76
NORWAY	4,252,592	0.05
PANAMA	593,575	0.01
POLAND	776,495	0.01
SWITZERLAND	123,663,643	1.51
UNITED KINGDOM	75,252,856	0.92

TOTAL FOREIGN	398,280,184	4.86

TOTAL PORTFOLIO	$8,200,915,969	100.00%

58	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF EQUITY INDEX ACCOUNT • DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$558	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			593	0.01

AGRICULTURAL SERVICES			187	—	**

AMUSEMENT AND RECREATION SERVICES
1,404,578		Walt Disney Co	31,870	0.44
		Other	5,721	0.08
			37,591	0.52

APPAREL AND ACCESSORY STORES			33,804	0.47

APPAREL AND OTHER TEXTILE PRODUCTS			9,555	0.13

AUTO REPAIR, SERVICES AND PARKING			4,004	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS			13,396	0.19

BUILDING MATERIALS AND GARDEN SUPPLIES
1,245,282		Home Depot, Inc	28,666	0.40
		Other	26,626	0.37

			55,292	0.77

BUSINESS SERVICES
174,930	*	Google, Inc (Class A)	53,817	0.75
5,931,839		Microsoft Corp	115,315	1.61
2,872,470	*	Oracle Corp	50,929	0.71
		Other	258,404	3.60

			478,465	6.67

CHEMICALS AND ALLIED PRODUCTS
1,139,642		Abbott Laboratories	60,823	0.85
803,987	*	Amgen, Inc	46,430	0.65
1,462,507		Bristol-Myers Squibb Co	34,003	0.47
738,698		Eli Lilly & Co	29,747	0.41
343,701	*	Genentech, Inc	28,496	0.40
681,553	*	Gilead Sciences, Inc	34,855	0.49
2,082,535		Johnson & Johnson	124,598	1.74
1,586,391		Merck & Co, Inc	48,226	0.67
405,188		Monsanto Co	28,505	0.40
5,000,480		Pfizer, Inc	88,559	1.23
2,227,714		Procter & Gamble Co	137,717	1.92
984,185		Wyeth	36,917	0.51
		Other	263,986	3.68

			962,862	13.42

COAL MINING			12,600	0.18

See notes to financial statements	College Retirement Equities Fund •2008 Annual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT • DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

COMMUNICATIONS
4,383,820		AT&T, Inc	$124,939	1.74%
2,073,414		Comcast Corp (Class A)	34,999	0.49
2,103,852		Verizon Communications, Inc	71,321	0.99
		Other	100,327	1.40

			331,586	4.62

DEPOSITORY INSTITUTIONS
3,700,021		Bank of America Corp	52,096	0.73
4,023,032		Citigroup, Inc	26,995	0.38
2,740,757		JPMorgan Chase & Co	86,416	1.20
1,283,599		US Bancorp	32,103	0.45
2,800,228		Wells Fargo & Co	82,551	1.15
		Other	215,582	3.00

			495,743	6.91

EATING AND DRINKING PLACES
836,910		McDonald’s Corp	52,047	0.73
		Other	29,448	0.41

			81,495	1.14

EDUCATIONAL SERVICES
			17,823	0.25

ELECTRIC, GAS, AND SANITARY SERVICES
485,420		Exelon Corp	26,994	0.37
		Other	324,031	4.52

			351,025	4.89

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
651,225	*	Apple Computer, Inc	55,582	0.77
4,359,156	*	Cisco Systems, Inc	71,054	0.99
7,779,365		General Electric Co	126,026	1.76
4,224,770		Intel Corp	61,935	0.86
1,194,308		Qualcomm, Inc	42,792	0.60
		Other	169,132	2.36
			526,521	7.34

ENGINEERING AND MANAGEMENT SERVICES			96,527	1.35

FABRICATED METAL PRODUCTS			40,480	0.56

FISHING, HUNTING, AND TRAPPING			40	—	**

FOOD AND KINDRED PRODUCTS
1,714,181		Coca-Cola Co	77,601	1.08
1,084,912		Kraft Foods, Inc (Class A)	29,130	0.41
1,170,764		PepsiCo, Inc	64,123	0.90
		Other	115,026	1.60

			285,880	3.99

FOOD STORES			32,676	0.46

FORESTRY			6,495	0.09

60	2008 Annual Report • College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company	Value (000)	% of net assets

FURNITURE AND FIXTURES		$16,467	0.23%

FURNITURE AND HOME FURNISHINGS STORES		16,697	0.23

GENERAL BUILDING CONTRACTORS		14,205	0.20

GENERAL MERCHANDISE STORES
1,657,774	Wal-Mart Stores, Inc	92,935	1.29
	Other	58,662	0.82

		151,597	2.11

HEALTH SERVICES		73,042	1.02

HEAVY CONSTRUCTION, EXCEPT BUILDING		4,391	0.06

HOLDING AND OTHER INVESTMENT OFFICES
842,304	iShares Russell 3000 Index Fund	43,876	0.61
	Other	136,103	1.90

		179,979	2.51

HOTELS AND OTHER LODGING PLACES		14,163	0.20

INDUSTRIAL MACHINERY AND EQUIPMENT
1,820,096	Hewlett-Packard Co	66,051	0.92
1,015,158	International Business Machines Corp	85,436	1.19
	Other	166,294	2.32

		317,781	4.43

INSTRUMENTS AND RELATED PRODUCTS		276,713	3.86

INSURANCE AGENTS, BROKERS AND SERVICE		28,360	0.40

INSURANCE CARRIERS		264,224	3.68

JUSTICE, PUBLIC ORDER AND SAFETY		2,260	0.03

LEATHER AND LEATHER PRODUCTS		7,670	0.11

LEGAL SERVICES		1,968	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT		297	—	**

LUMBER AND WOOD PRODUCTS		1,079	0.01

METAL MINING		28,421	0.40

MISCELLANEOUS MANUFACTURING INDUSTRIES		17,284	0.24

MISCELLANEOUS RETAIL
1,052,786	CVS Corp	30,257	0.42
	Other	58,660	0.82
		88,917	1.24

MOTION PICTURES		49,720	0.69

NONDEPOSITORY INSTITUTIONS		43,116	0.60

NONMETALLIC MINERALS, EXCEPT FUELS		7,409	0.10

See notes to financial statements	College Retirement Equities Fund • 2008 Annual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company	Value (000)	% of net assets

OIL AND GAS EXTRACTION
606,089	Occidental Petroleum Corp	$36,359	0.51%
882,467	Schlumberger Ltd	37,355	0.52
	Other	212,546	2.96

		286,260	3.99

PAPER AND ALLIED PRODUCTS		30,280	0.42

PERSONAL SERVICES		11,889	0.17

PETROLEUM AND COAL PRODUCTS
1,529,183	Chevron Corp	113,114	1.58
1,137,402	ConocoPhillips	58,917	0.82
3,902,820	Exxon Mobil Corp	311,562	4.34
	Other	49,038	0.68

		532,631	7.42

PIPELINES, EXCEPT NATURAL GAS		7,286	0.10

PRIMARY METAL INDUSTRIES		52,346	0.73

PRINTING AND PUBLISHING		20,070	0.28

RAILROAD TRANSPORTATION		58,534	0.82

REAL ESTATE		4,404	0.06

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		22,612	0.32

SECURITY AND COMMODITY BROKERS
325,274	Goldman Sachs Group, Inc	27,450	0.38
	Other	109,198	1.52

		136,648	1.90

SOCIAL SERVICES		294	—	**

SPECIAL TRADE CONTRACTORS		6,399	0.09

STONE, CLAY, AND GLASS PRODUCTS
519,436	3M Co	29,888	0.42
	Other	7,592	0.10

		37,480	0.52

TEXTILE MILL PRODUCTS		2,305	0.03

TOBACCO PRODUCTS
1,557,583	Philip Morris International, Inc	67,770	0.94
	Other	43,589	0.61

		111,359	1.55

TRANSPORTATION BY AIR		35,150	0.49

TRANSPORTATION EQUIPMENT
717,477	United Technologies Corp	38,457	0.54
	Other	134,328	1.87

		172,785	2.41

62	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company		Value (000)	% of net assets

TRANSPORTATION SERVICES			$15,796	0.22%

TRUCKING AND WAREHOUSING
504,949	United Parcel Service, Inc (Class B)		27,853	0.39
	Other		7,469	0.10

			35,322	0.49

WATER TRANSPORTATION			17,725	0.25

WHOLESALE TRADE-DURABLE GOODS			26,191	0.37

WHOLESALE TRADE-NONDURABLE GOODS			44,628	0.62

	TOTAL COMMON STOCKS	(Cost $8,455,419)	7,149,352	99.66

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			12,236	0.17

	TOTAL SHORT-TERM INVESTMENTS	(Cost $12,222)	12,236	0.17

	TOTAL PORTFOLIO	(Cost $8,467,641)	7,161,588	99.83
	OTHER ASSETS AND LIABILITIES, NET		12,025	0.17

	TOTAL NET ASSETS		$7,173,613	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2008

Principal		Issuer	Rating†		Value (000)	% of net assets

BONDS

CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES					$16,487	0.19%

APPAREL AND OTHER TEXTILE PRODUCTS					1,548	0.02

BUILDING MATERIALS AND GARDEN SUPPLIES					11,132	0.13

BUSINESS SERVICES					25,495	0.29

CHEMICALS AND ALLIED PRODUCTS					56,102	0.64

COMMUNICATIONS					210,561	2.42

DEPOSITORY INSTITUTIONS
$29,135,000	g	BA Covered Bond Issuer	5.500%, 06/14/12	Aaa	30,006	0.35
30,500,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750%, 07/20/17	Aaa	30,499	0.35
45,000,000	g	Depfa ACS Bank	5.125%, 03/16/37	Aa1	32,586	0.37
30,000,000	g	Hypothekenbank in Essen AG.	5.000%, 01/20/12	Aaa	32,431	0.37
		Other			244,580	2.81

					370,102	4.25

ELECTRIC, GAS, AND SANITARY SERVICES					147,194	1.69

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					9,957	0.11

ENGINEERING AND MANAGEMENT SERVICES					3,216	0.04

FOOD AND KINDRED PRODUCTS					59,965	0.69

FOOD STORES					15,541	0.18

FOREIGN GOVERNMENT BONDS					2,049	0.02

FURNITURE AND HOME FURNISHINGS STORES					3,906	0.04

GENERAL MERCHANDISE STORES					16,296	0.19

HEALTH SERVICES					7,266	0.08

HOLDING AND OTHER INVESTMENT OFFICES					16,855	0.19

HOTELS AND OTHER LODGING PLACES					1,671	0.02

INDUSTRIAL MACHINERY AND EQUIPMENT					26,629	0.31

INSTRUMENTS AND RELATED PRODUCTS					12,920	0.15

INSURANCE CARRIERS					43,946	0.50

METAL MINING					15,425	0.18

MISCELLANEOUS RETAIL					8,157	0.09

MOTION PICTURES					20,757	0.24

64	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2008

Principal	Issuer	Rating†		Value (000)	% of net assets

NONDEPOSITORY INSTITUTIONS				$196,046	2.25%

NONMETALLIC MINERALS, EXCEPT FUELS				1,659	0.02

OIL AND GAS EXTRACTION				125,196	1.44

PAPER AND ALLIED PRODUCTS				6,205	0.07

PETROLEUM AND COAL PRODUCTS				5,241	0.06

PIPELINES, EXCEPT NATURAL GAS				14,762	0.17

PRIMARY METAL INDUSTRIES				13,760	0.16

PRINTING AND PUBLISHING				19,127	0.22

RAILROAD TRANSPORTATION				19,410	0.22

REAL ESTATE				731	0.01

SECURITY AND COMMODITY BROKERS				112,825	1.30

STONE, CLAY, AND GLASS PRODUCTS				8,088	0.09

TOBACCO PRODUCTS				13,178	0.15

TRANSPORTATION BY AIR				4,515	0.05

TRANSPORTATION EQUIPMENT				23,679	0.27

WHOLESALE TRADE-DURABLE GOODS				3,448	0.04

WHOLESALE TRADE-NONDURABLE GOODS				2,532	0.03

	TOTAL CORPORATE BONDS	(Cost $1,748,751)		1,673,579	19.21

GOVERNMENT BONDS

AGENCY SECURITIES
$31,850,000	Federal Farm Credit Bank (FFCB)	2.625%, 04/21/11	Aaa	32,773	0.38
49,520,000	Federal Home Loan Bank (FHLB)	3.375%, 06/24/11	Aaa	51,820	0.59
74,000,000	FHLB	3.625%, 09/16/11	Aaa	78,300	0.90
108,725,000	Federal Home Loan Mortgage Corp
	(FHLMC)	3.500–5.500%,6/11/09–05/29/13	Aaa	115,086	1.32
116,475,000	Federal National Mortgage Association (FNMA)	2.875%, 10/12/10	Aaa	120,139	1.38
	Other			232,854	2.67

				630,972	7.24

FOREIGN GOVERNMENT BONDS				138,161	1.59

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2008

Principal		Issuer	Rating†	Value (000)	% of net assets

MORTGAGE BACKED
$188,007,535		Federal Home Loan Mortgage Corp
		(FHLMC)	4.330–6.090%, 9/15/16–09/01/37	$191,959	2.20%
28,195,329	i	FHLMC	5.710%, 06/01/37	28,803	0.33
423,856,011		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	4.000–8.000%, 9/01/10–7/01/38	435,661	5.00
51,308,086		FGLMC	4.500%, 06/01/21	52,598	0.60
46,669,169		FGLMC	7.000%, 12/01/33	49,046	0.56
68,701,160		FGLMC	5.000%, 01/01/34	70,379	0.81
57,456,746		FGLMC	5.500%, 01/01/37	58,878	0.68
32,283,711		FGLMC	5.500%, 04/01/37	33,080	0.38
48,469,564		FGLMC	5.500%, 05/01/37	49,666	0.57
1,177,262,973	i	Federal National Mortgage Association
		(FNMA)	4.000–9.000%, 11/01/10–02/25/39	1,210,683	13.91
27,952,646		FNMA	5.000%, 07/01/23	28,734	0.33
40,000,000		FNMA	5.500%, 01/25/24	41,188	0.47
49,739,229		FNMA	5.000%, 11/01/33	50,915	0.58
66,279,527		FNMA	5.000%, 08/01/34	67,833	0.78
76,465,376		FNMA	5.500%, 02/01/35	78,571	0.90
30,948,018		FNMA	5.500%, 09/01/35	31,800	0.37
31,155,227	i	FNMA	5.980%, 07/01/36	31,860	0.37
56,314,820	i	FNMA	5.820%, 11/01/36	57,602	0.66
51,284,887		FNMA	5.500%, 02/01/37	52,633	0.60
35,776,068		FNMA	5.500%, 03/01/37	36,715	0.42
56,411,667		FNMA	6.000%, 06/01/37	58,139	0.67
31,053,003		FNMA	6.500%, 10/01/37	32,289	0.37
81,791,536		FNMA	5.500%, 02/01/38	83,929	0.96
125,000,000		FNMA	6.000%, 01/25/39	128,672	1.48
140,064,551	v	Government National Mortgage Association
		(GNMA)	5.500–9.500%, 12/15/09–01/15/44	144,017	1.65
60,000,000		GNMA	5.000%, 01/01/39	61,500	0.71
88,000,000		GNMA	5.500%, 01/15/39	90,613	1.04

				3,257,763	37.40

MUNICIPAL BONDS				2,052	0.02

U.S. TREASURY SECURITIES
306,072,000		United States Treasury Bond	8.000%, 11/15/21	464,082	5.33
58,400,000		United States Treasury Bond	5.250%, 02/15/29	77,444	0.89
162,924,418		United States Treasury Inflation Indexed Note	0.875%, 04/15/10	153,124	1.76
40,212,000		United States Treasury Note	1.500%, 10/31/10	40,812	0.47
53,080,000		United States Treasury Note	3.375%, 07/31/13	57,978	0.67
131,829,000		United States Treasury Note	3.125%, 09/30/13	142,241	1.63
315,514,000		United States Treasury Note	2.750%, 10/31/13	335,431	3.85
87,833,000		United States Treasury Note	2.000%, 11/30/13	90,111	1.03
47,070,000		United States Treasury Note	1.500%, 12/31/13	46,963	0.54
54,964,000		United States Treasury Note	4.750%, 08/15/17	65,716	0.75
70,666,000		United States Treasury Note	4.000%, 08/15/18	81,603	0.94
110,785,000		United States Treasury Note	3.750%, 11/15/18	125,412	1.44
		Other		155,514	1.78

				1,836,431	21.08

		TOTAL GOVERNMENT BONDS	(Cost $5,589,200)	5,865,379	67.33

66	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2008

Principal		Issuer		Rating†	Value (000)	% of net assets

STRUCTURED ASSETS

ASSET BACKED
$41,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340%, 09/17/13	Aaa	$35,764	0.41%
		Other			354,691	4.08

					390,455	4.49

OTHER MORTGAGE BACKED					339,000	3.89

		TOTAL STRUCTURED ASSETS	(Cost $957,619)		729,455	8.38

		TOTAL BONDS	(Cost $8,295,570)		8,268,413	94.92

Shares		Company

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS					2,014	0.02

NONDEPOSITORY INSTITUTIONS					1,451	0.02

		TOTAL PREFERRED STOCKS	(Cost $53,292)		3,465	0.04

TIAA-CREF MUTUAL FUND
485,646	a	TIAA-CREF High-Yield Fund			3,467	0.04

		TOTAL TIAA-CREF MUTUAL FUND	(Cost $4,535)		3,467	0.04

Principal		Issuer

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER					190,172	2.18

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
$61,630,000		Federal Home Loan Bank (FHLB)	0.000%, 02/02/09		61,629	0.71
29,630,000		FHLB	0.000%, 03/24/09		29,625	0.34
30,374,000		FHLB	0.000%, 03/31/09		30,369	0.35
128,410,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000%, 01/20/09–04/17/09		128,379	1.47
50,000,000		FHLMC	0.000%, 02/23/09		49,999	0.57
34,566,000		FHLMC	0.000%, 04/01/09		34,553	0.40
98,842,000		Federal National Mortgage Association (FNMA)	0.000%, 01/16/09–12/01/09		98,676	1.13
40,000,000		FNMA	0.000%, 03/24/09		39,994	0.46
		Other			48,605	0.56

					521,829	5.99

		TOTAL SHORT-TERM INVESTMENTS	(Cost $710,739)		712,001	8.17

		TOTAL PORTFOLIO	(Cost $9,064,136)		8,987,346	103.17
		OTHER ASSETS AND LIABILITIES, NET			(276,116)	(3.17)

		TOTAL NET ASSETS			$8,711,230	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report 67

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2008

†	As provided by Moody’s Investors Service (Unaudited).

a	Affiliated Holding

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2008 the value of these securities amounted to $125,521,835 or 1.44% of net assets.

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.

v

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. Only a portion of this security was fair valued. The value of the portion amounted to $8,091,106 which represents 0.09% of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

68	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

PORTFOLIO OF INVESTMENTS

CREF INFLATION-LINKED BOND ACCOUNT ▪ DECEMBER 31, 2008

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$363,199,773	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/25	$356,957	5.89%
238,744,899	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	224,887	3.71
196,485,812	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/27	197,391	3.26
180,557,352	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	166,818	2.75
255,200,617	k	United States Treasury Inflation Indexed Bonds	3.630%, 04/15/28	304,028	5.02
298,345,798	k	United States Treasury Inflation Indexed Bonds	3.880%, 04/15/29	368,480	6.08
77,820,993	k	United States Treasury Inflation Indexed Bonds	3.380%, 04/15/32	95,957	1.58
169,502,440	k	United States Treasury Inflation Indexed Notes	4.250%, 01/15/10	166,470	2.75
418,089,192	k	United States Treasury Inflation Indexed Notes	0.880%, 04/15/10	392,939	6.48
179,338,797	k	United States Treasury Inflation Indexed Notes	3.500%, 01/15/11	176,018	2.90
270,343,224	k	United States Treasury Inflation Indexed Notes	2.380%, 04/15/11	264,028	4.36
77,530,619	k	United States Treasury Inflation Indexed Notes	3.380%, 01/15/12	76,695	1.27
193,481,247	k	United States Treasury Inflation Indexed Notes	2.000%, 04/15/12	188,674	3.11
327,346,641	k	United States Treasury Inflation Indexed Notes	3.000%, 07/15/12	320,825	5.29
100,805,800	k	United States Treasury Inflation Indexed Notes	0.630%, 04/15/13	96,380	1.59
320,259,153	k	United States Treasury Inflation Indexed Notes	1.880%, 07/15/13	301,519	4.98
320,726,042	k	United States Treasury Inflation Indexed Notes	2.000%, 01/15/14	303,888	5.01
299,026,933	k	United States Treasury Inflation Indexed Notes	2.000%, 07/15/14	282,791	4.67
291,050,700	k	United States Treasury Inflation Indexed Notes	1.630%, 01/15/15	269,904	4.45
244,033,580	k	United States Treasury Inflation Indexed Notes	1.880%, 07/15/15	230,516	3.80
249,796,641	k	United States Treasury Inflation Indexed Notes	2.000%, 01/15/16	239,219	3.95
249,816,656	k	United States Treasury Inflation Indexed Notes	2.500%, 07/15/16	247,845	4.09
225,124,720	k	United States Treasury Inflation Indexed Notes	2.380%, 01/15/17	223,348	3.69
202,788,200	k	United States Treasury Inflation Indexed Notes	2.630%, 07/15/17	207,811	3.43
207,392,766	k	United States Treasury Inflation Indexed Notes	1.630%, 01/15/18	196,845	3.25
109,106,076	k	United States Treasury Inflation Indexed Notes	1.380%, 07/15/18	102,040	1.68

				6,002,273	99.04

		TOTAL GOVERNMENT BONDS	(Cost $6,217,084)	6,002,273	99.04

		TOTAL PORTFOLIO	(Cost $6,217,084)	6,002,273	99.04
		OTHER ASSETS AND LIABILITIES, NET		58,050	0.96

		TOTAL NET ASSETS		$6,060,323	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”)

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2008

	Value (000)	% of net assets

BONDS

CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES	$1,739	0.02%

ASSET BACKED	114,323	1.66

BUILDING MATERIALS AND GARDEN SUPPLIES	9,279	0.13

CHEMICALS AND ALLIED PRODUCTS	10,540	0.15

COMMUNICATIONS	34,982	0.51

DEPOSITORY INSTITUTIONS	101,824	1.48

ELECTRIC, GAS, AND SANITARY SERVICES	89,214	1.29

FABRICATED METAL PRODUCTS	3,982	0.06

FOOD AND KINDRED PRODUCTS	14,280	0.21

FURNITURE AND FIXTURES	3,594	0.05

GENERAL BUILDING CONTRACTORS	6,176	0.09

GENERAL MERCHANDISE STORES	2,006	0.03

HEALTH SERVICES	1,378	0.02

HOLDING AND OTHER INVESTMENT OFFICES	10,227	0.15

INDUSTRIAL MACHINERY AND EQUIPMENT	16,241	0.24

INSTRUMENTS AND RELATED PRODUCTS	12,269	0.18

INSURANCE CARRIERS	41,415	0.60

MISCELLANEOUS MANUFACTURING INDUSTRIES	5,088	0.07

MISCELLANEOUS RETAIL	5,903	0.09

MOTION PICTURES	7,348	0.11

NONDEPOSITORY INSTITUTIONS	27,284	0.40

NONMETALLIC MINERALS, EXCEPT FUELS	2,212	0.03

OIL AND GAS EXTRACTION	49,323	0.72

OTHER MORTGAGE BACKED	95,287	1.38

PAPER AND ALLIED PRODUCTS	2,049	0.03

PETROLEUM AND COAL PRODUCTS	6,570	0.10

PIPELINES, EXCEPT NATURAL GAS	2,075	0.03

PRIMARY METAL INDUSTRIES	5,137	0.07

PRINTING AND PUBLISHING	2,438	0.04

RAILROAD TRANSPORTATION	10,778	0.16

70	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2008

Principal		Issuer		Value (000)	% of net assets

SECURITY AND COMMODITY BROKERS				$8,525	0.12%

SOCIAL SERVICES				10,977	0.16

STONE, CLAY, AND GLASS PRODUCTS				5,137	0.07

TRANSPORTATION BY AIR				8,037	0.12

TRANSPORTATION EQUIPMENT				7,027	0.10

TRANSPORTATION SERVICES				1,325	0.02

TRUCKING AND WAREHOUSING				5,063	0.07

WHOLESALE TRADE-DURABLE GOODS				2,107	0.03

WHOLESALE TRADE-NONDURABLE GOODS				16,779	0.24

		TOTAL CORPORATE BONDS	(Cost $883,548)	759,938	11.03

GOVERNMENT BONDS

AGENCY SECURITIES				114,742	1.66

FOREIGN GOVERNMENT BONDS				66,990	0.97

MORTGAGE BACKED
$62,000,000		Federal National Mortgage Association (FNMA)	6.000%, 12/01/99	63,821	0.93
35,214,370		FNMA	6.500%, 03/01/38	36,612	0.53
30,161,725	i	FNMA	5.880%, 01/01/37	30,973	0.45
30,000,000		FNMA	5.500%, 12/01/99	30,750	0.44
27,387,096		FNMA	5.000%, 03/01/34	28,034	0.41
48,000,000		Government National Mortgage Association (GNMA)	5.500%, 01/15/39	49,425	0.72
		Other		816,176	11.84

				1,055,791	15.32

MUNICIPAL BONDS				96,847	1.41

U.S. TREASURY SECURITIES
65,800,000		United States Treasury Bond	8.000%, 11/15/21	99,769	1.45
21,665,000		United States Treasury Bond	4.380%, 02/15/38	29,018	0.42
56,484,000		United States Treasury Note	2.000%, 11/30/13	57,949	0.84
47,068,000		United States Treasury Note	2.750%, 10/31/13	50,039	0.73
34,000,000		United States Treasury Note	3.750%, 11/15/18	38,489	0.56
32,182,000		United States Treasury Note	4.000%, 08/15/18	37,163	0.54
27,295,000		United States Treasury Note	4.750%, 08/15/17	32,635	0.47
28,875,000		United States Treasury Note	3.380%, 07/31/13	31,539	0.46
30,270,000		United States Treasury Note	1.500%, 12/31/13	30,201	0.44
		Other		67,224	0.97

				474,026	6.88

		TOTAL GOVERNMENT BONDS	(Cost $1,717,208)	1,808,396	26.24

		TOTAL BONDS	(Cost $2,600,756)	2,568,334	37.27

See notes to financial statements	College Retirement Equities Fund ▪2008 Annual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2008

Shares		Company		Value (000)	% of net assets

PREFERRED STOCKS
COMMUNICATIONS				$3,000	0.04%

DEPOSITORY INSTITUTIONS				1,262	0.02

NONDEPOSITORY INSTITUTIONS				706	0.01

TOTAL PREFERRED STOCKS			(Cost $31,519)	4,968	0.07

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES

1,234,538		Walt Disney Co		28,012	0.41
		Other		188	—	**

				28,200	0.41

APPAREL AND ACCESSORY STORES				28,032	0.41

APPAREL AND OTHER TEXTILE PRODUCTS				3,398	0.05

AUTO REPAIR, SERVICES AND PARKING				899	0.01

AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,835	0.07

BUILDING MATERIALS AND GARDEN SUPPLIES
1,169,748		Home Depot, Inc		26,928	0.39
		Other		16,143	0.23

				43,071	0.62

BUSINESS SERVICES
86,066	*	Google, Inc (Class A)		26,478	0.38
3,396,605		Microsoft Corp		66,030	0.96
		Other		127,917	1.86

				220,425	3.20

CHEMICALS AND ALLIED PRODUCTS
629,730	*	Amgen, Inc		36,367	0.53
1,177,779		Bristol-Myers Squibb Co		27,383	0.40
685,270		Eli Lilly & Co		27,596	0.40
327,890	*	Genentech, Inc		27,185	0.39
506,042	*	Gilead Sciences, Inc		25,879	0.38
1,196,929		Johnson & Johnson		71,612	1.04
1,251,239		Procter & Gamble Co		77,352	1.12
712,750		Wyeth		26,735	0.39
		Other		281,493	4.08

				601,602	8.73

COMMUNICATIONS
1,410,734		Verizon Communications, Inc		47,824	0.69
		Other		153,819	2.23

				201,643	2.92

72	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2008

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS
2,068,912		Bank of America Corp	$29,130	0.42%
1,084,441		US Bancorp	27,122	0.40
1,549,728		Wells Fargo & Co	45,686	0.66
		Other	217,712	3.16

			319,650	4.64

EATING AND DRINKING PLACES
620,450		McDonald’s Corp	38,586	0.56
		Other	7,040	0.10

			45,626	0.66

EDUCATIONAL SERVICES			1,760	0.03

ELECTRIC, GAS, AND SANITARY SERVICES			289,250	4.20

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,795,905	*	Cisco Systems, Inc	45,573	0.66
2,902,889		Intel Corp	42,556	0.62
856,767		Qualcomm, Inc	30,698	0.45
		Other	94,511	1.37

			213,338	3.10

ENGINEERING AND MANAGEMENT SERVICES			31,307	0.45

FABRICATED METAL PRODUCTS			30,233	0.44

FOOD AND KINDRED PRODUCTS
808,709		PepsiCo, Inc	44,293	0.64
		Other	109,097	1.59

			153,390	2.23

FOOD STORES			30,048	0.44

FORESTRY			4,292	0.06

FURNITURE AND FIXTURES			17,273	0.25

FURNITURE AND HOME FURNISHINGS STORES			8,016	0.12

GENERAL BUILDING CONTRACTORS			12,358	0.18

GENERAL MERCHANDISE STORES			53,431	0.78

HEALTH SERVICES			13,307	0.19

HEAVY CONSTRUCTION, EXCEPT BUILDING			7,759	0.11

HOLDING AND OTHER INVESTMENT OFFICES			59,702	0.87

HOTELS AND OTHER LODGING PLACES			15,709	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT
1,221,802		Hewlett-Packard Co	44,339	0.64
628,238		International Business Machines Corp	52,873	0.77
		Other	107,367	1.56

			204,579	2.97

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company	Value (000)	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
700,783	Emerson Electric Co	$25,656	0.37%
Other	152,461	2.21

178,117	2.58

INSURANCE AGENTS, BROKERS AND SERVICE	19,632	0.28

INSURANCE CARRIERS	211,351	3.07

LEATHER AND LEATHER PRODUCTS	3,715	0.05

LEGAL SERVICES	371	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT	1,161	0.02

LUMBER AND WOOD PRODUCTS	150	—	**

METAL MINING	24,767	0.36

MISCELLANEOUS MANUFACTURING INDUSTRIES	13,263	0.19

MISCELLANEOUS RETAIL	56,949	0.83

MOTION PICTURES	29,186	0.42

NONDEPOSITORY INSTITUTIONS	31,587	0.46

NONMETALLIC MINERALS, EXCEPT FUELS	13,979	0.20

OIL AND GAS EXTRACTION	202,569	2.94

PAPER AND ALLIED PRODUCTS	34,806	0.51

PERSONAL SERVICES	961	0.01

PETROLEUM AND COAL PRODUCTS	98,698	1.43

PIPELINES, EXCEPT NATURAL GAS	14,377	0.21

PRIMARY METAL INDUSTRIES	51,703	0.75

PRINTING AND PUBLISHING	30,579	0.44

RAILROAD TRANSPORTATION	40,285	0.58

REAL ESTATE	20,950	0.30

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	24,890	0.36

SECURITY AND COMMODITY BROKERS	99,145	1.44

SOCIAL SERVICES	132	—	**

SPECIAL TRADE CONTRACTORS	1,924	0.03

STONE, CLAY, AND GLASS PRODUCTS
476,471	3M Co	27,416	0.40
Other	14,808	0.21

42,224	0.61

74	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2008

Shares	Company			Value (000)	% of net assets

TEXTILE MILL PRODUCTS				$770	0.01%

TRANSPORTATION BY AIR				38,307	0.56

TRANSPORTATION EQUIPMENT				63,146	0.92

TRANSPORTATION SERVICES				7,486	0.11

TRUCKING AND WAREHOUSING
501,034	United Parcel Service, Inc (Class B)			27,637	0.40

	Other			11,289	0.16

				38,926	0.56

WATER TRANSPORTATION				5,193	0.08

WHOLESALE TRADE-DURABLE GOODS				34,279	0.50

WHOLESALE TRADE-NONDURABLE GOODS				29,000	0.42

		TOTAL COMMON STOCKS	(Cost $5,017,933)	4,107,711	59.61

Principal	Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
35,000,000	Federal Home Loan Bank (FHLB)		0.000%, 02/18/09	35,000	0.51
49,600,000	FHLB		0.000%, 06/15/09	49,532	0.72
50,000,000	FHLB		0.000%, 06/29/09	49,926	0.72
30,000,000	Federal Home Loan Mortgage Corp (FHLMC)		0.000%, 02/20/09	30,000	0.44
27,055,000	FHLMC		0.000%, 04/14/09	27,043	0.39
26,703,000	Federal National Mortgage Corp (FNMA)		0.000%, 01/05/09	26,703	0.39
27,545,000	FNMA		0.000%, 04/20/09	27,533	0.40
	Other			60,049	0.87

		TOTAL U.S. GOVERNMENT AND AGENCIES
		DISCOUNT AND COUPON NOTES	(Cost $315,967)	305,786	4.44

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
COMMERCIAL PAPER				63,394	0.92

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
79,759,000	FNMA		0.000%, 1/20/2009-04/29/09	79,744	1.16
28,400,000	FNMA		0.000%, 09/01/09	28,295	0.41
85,950,000	Federal Home Loan Mortgage Corp (FHLMC)		0.000%, 04/01/09	85,918	1.25
	Other			89,084	1.29

				283,041	4.11

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			(Cost $335,238)	346,435	5.03

		TOTAL SHORT-TERM INVESTMENTS	(Cost $651,205)	652,221	9.47

		TOTAL PORTFOLIO	(Cost $8,301,413)	7,333,234	106.42
		OTHER ASSETS AND LIABILITIES, NET		(442,677)	(6.42)

		TOTAL NET ASSETS		$6,890,557	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2008

*	Non-income producing.

**	Percentage represents less than 0.01%.

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

76	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF MONEY MARKET ACCOUNT ▪ DECEMBER 31, 2008

Principal		Issuer			Value (000)	% of net assets

GOVERNMENT BONDS
AGENCY SECURITIES					$30,596	0.20%

			TOTAL GOVERNMENT BONDS	(Cost $30,553)	30,596	0.20

SHORT-TERM INVESTMENTS
BANKER’S ACCEPTANCES
$154,945,000		Bank of America NA		0.000%, 01/02/2009–06/22/09	154,655	1.02
		Other			52,234	0.35

					206,889	1.37

CERTIFICATES OF DEPOSIT
189,865,000		Abbey National Treasury		1.730%, 02/17/09–03/06/09	189,918	1.25
110,000,000		Bank of America NA		2.920%, 02/06/09–06/19/09	110,056	0.73
205,000,000		Bank of Nova Scotia		1.900%, 01/22/09–03/13/09	205,080	1.36
99,000,000		BNP Paribas, Inc		2.150%, 02/25/09–03/04/09	99,121	0.65
140,000,000		Calyon		2.120%, 02/02/09–03/16/09	140,054	0.93
102,000,000		Lloyds Bank plc		1.980%, 02/25/09–03/06/09	102,104	0.67
165,000,000		Royal Bank of Canada		2.250%, 02/06/09–03/04/09	165,085	1.09
165,000,000		Societe Generale North America, Inc		3.300%, 01/21/09–04/06/09	165,151	1.09
270,000,000		Toronto Dominion Bank		2.920%, 01/13/09–07/20/09	270,386	1.79
90,000,000		US Bank NA		2.930%, 02/10/09	90,123	0.60
		Other			440,425	2.91

					1,977,503	13.07

COMMERCIAL PAPER
121,280,000		Abbey National LLC		0.000%, 03/11/09–09/14/09	120,398	0.80
106,816,000		American Honda Finance Corp		0.000%, 02/19/09–03/05/09	106,625	0.70
90,000,000		Bank of Nova Scotia		0.000%, 01/21/09–03/24/09	89,790	0.59
105,000,000		BNP Paribas, Inc		0.000%, 01/07/09–01/27/09	104,911	0.69
124,079,000		Cafco LLC		0.000%, 01/12/09–02/03/09	123,907	0.82
124,920,000		Ciesco LLC		0.000%, 01/12/09–03/23/09	124,679	0.82
135,000,000	p	Citigroup Funding, Inc		0.000%, 01/06/09–03/06/09	134,823	0.89
100,000,000	p	Citigroup Funding, Inc		0.000%, 03/20/09	99,945	0.66
190,000,000		Coca-Cola Co		0.000%, 01/08/09–02/03/09	189,900	1.25
196,325,000		Danske Corp		0.000%, 01/16/09–03/16/09	195,983	1.30
130,000,000		Eli Lilly & Co		0.000%, 01/29/09–02/25/09	129,941	0.86
111,075,000	p	General Electric Capital Corp		0.000%, 03/03/09–06/15/09	110,987	0.73
215,585,000		Govco LLC		0.000%, 01/06/09–06/17/09	214,752	1.42
240,000,000		HSBC Finance Corp		0.000%, 01/14/09–03/26/09	239,499	1.58
151,665,000		ING US Funding LLC		0.000%, 01/06/09–03/04/09	151,427	1.00
119,500,000		Johnson & Johnson		0.000%, 01/23/09–04/28/09	119,402	0.79
274,000,000		Kitty Hawk Funding Corp		0.000%, 01/12/09–03/20/09	273,426	1.81
90,823,000		Lloyds Bank plc		0.000%, 03/05/09–04/08/09	90,560	0.60
176,035,000		Nestle Capital Corp		0.000%, 02/02/09–04/09/09	175,934	1.16
286,467,000		Old Line Funding LLC		0.000%, 01/06/09–03/09/09	285,977	1.89
193,150,000		Park Avenue Rec Corp		0.000%, 01/07/09–03/09/09	193,018	1.28
171,330,000		Pfizer, Inc		0.000%, 01/05/09–04/02/09	171,237	1.13
289,380,000		Private Export Funding Corp		0.000%, 01/02/09–06/01/09	288,908	1.91
151,540,000		Procter & Gamble Co		0.000%, 01/15/09–02/26/09	151,459	1.00
127,280,000		Procter & Gamble International		0.000%, 01/08/09–04/03/09	127,215	0.84

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF MONEY MARKET ACCOUNT ▪ DECEMBER 31, 2008

Principal	Issuer		Value (000)	% of net assets

$307,300,000	Rabobank USA Financial Corp	0.000%, 01/23/09–03/31/09	$306,998	2.03%
299,917,000	Ranger Funding Co LLC	0.000%, 01/06/09–04/09/09	299,670	1.98
151,144,000	Sheffield Receivable	0.000%, 01/07/09–03/05/09	150,922	1.00
235,000,000	Shell International Finance BV	0.000%, 01/05/09–03/02/09	234,843	1.55
115,610,000	Societe Generale North America, Inc	0.000%, 02/12/09–03/23/09	115,324	0.76
175,000,000	Svensk Exportkredit AB	0.000%, 02/04/09–05/01/09	174,581	1.15
250,000,000	Toyota Motor Credit Corp	0.000%, 01/21/09–04/29/09	249,527	1.65
213,410,000	UBS Finance (Delaware) LLC	0.000%, 01/16/09–04/03/09	213,124	1.41
245,855,000	Unilever Capital Corp	0.000%, 03/02/09–04/29/09	245,623	1.62
322,689,000	Yorktown Capital LLC	0.000%, 01/14/09–04/03/09	321,906	2.13
	Other		696,815	4.61

			7,024,036	46.41

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
1,810,812,000	Federal Home Loan Bank (FHLB)	01/07/09–12/14/09	1,809,276	11.96
98,235,000	(FHLB)	01/16/09–08/04/09	98,906	0.65
2,135,351,000	Federal Home Loan Mortgage Corp (FHLMC)	01/02/09–11/09/09	2,134,642	14.10
1,554,605,000	Federal National Mortgage Association (FNMA)	01/05/09–12/01/09	1,553,710	10.27
	Other		29,865	0.20

			5,626,399	37.18

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			156,118	1.03

VARIABLE NOTES			88,926	0.59

TOTAL SHORT-TERM INVESTMENTS		(Cost $15,062,910)	15,079,871	99.65

TOTAL PORTFOLIO		(Cost $15,093,463)	15,110,467	99.85
OTHER ASSETS & LIABILITIES, NET			22,540	0.15

NET ASSETS			$15,133,007	100.00%

The following abbreviations are used in portfolio descriptions:
LLC Limited Liability Company
plc Public Limited Company

p Security participates in the FDIC Temporary Liquidity Guarantee Program.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

78	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ▪ 2008 Annual Report	79

STATEMENTS OF ASSETS AND LIABILITIES

COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2008

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Portfolio investments, at cost
Unaffiliated issuers	$113,964,386	$14,956,224	$11,036,790	$8,467,641	$9,059,601	$6,217,084	$8,301,413	$15,093,463
Affiliated issuers	82,450	—	—	—	4,535	—	—	—

Total portfolio investments, at cost	114,046,836	14,956,224	11,036,790	8,467,641	9,064,136	6,217,084	8,301,413	15,093,463

Portfolio investments, at value:
Unaffiliated issuers	85,349,403	11,026,867	8,200,916	7,161,588	8,983,879	6,002,273	7,333,234	15,110,467
Affiliated issuers	30,353	—	—	—	3,467	—	—	—

Total portfolio investments, at value*	$85,379,756	$11,026,867	$8,200,916	$7,161,588	$8,987,346	$6,002,273	$7,333,234	$15,110,467
Cash	333,681	39,735	9,859	3,163	13,808	2,774	22,710	17
Cash – foreign**	23,432	23,944	—	—	—	—	128	—
Dividends and interest receivable	176,328	21,550	13,415	15,174	63,388	55,096	29,411	10,208
Receivable from securities sold	159,039	45,065	48,435	4	212,728	—	64,534	—
Amounts due from TIAA	23,087	8,268	5,930	6,446	7,315	404	3,652	12,884
Other	1,296	—	—	—	4,861	—	2,563	—

Total assets	86,096,619	11,165,429	8,278,555	7,186,375	9,289,446	6,060,547	7,456,232	15,133,576

LIABILITIES
Payable for collateral for securities loaned	9,408,873	1,489,759	—	—	—	—	335,238	—
Amount due to investment adviser	1,029	129	96	83	102	55	87	168
Accumulation withdrawals payable	2,153	—	—	—	133	125	—	28
Payable for securities purchased	179,247	23,439	56,005	12,496	577,981	—	230,350	—
Other	288	122	102	183	—	44	—	373

Total liabilities	9,591,590	1,513,449	56,203	12,762	578,216	224	565,675	569

NET ASSETS
Accumulation Fund	$66,931,412	$9,428,531	$8,098,009	$7,029,802	$8,520,090	$5,871,437	$6,684,559	$14,846,278
Annuity Fund	9,573,617	223,449	124,343	143,811	191,140	188,886	205,998	286,729

Total net assets	$76,505,029	$9,651,980	$8,222,352	$7,173,613	$8,711,230	$6,060,323	$6,890,557	$15,133,007

Accumulation units outstanding	424,360	146,822	177,770	112,828	99,848	115,929	66,369	582,112

Accumulation unit value	$157.72	$64.22	$45.55	$62.31	$85.33	$50.65	$100.72	$25.50

* Includes securities loaned of:	$9,204,689	$1,431,982	—	—	—	—	$332,869	—
** Cost:	$23,044	$24,203	—	—	—	—	$130	—

80	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	81

STATEMENTS OF OPERATIONS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED DECEMBER 31, 2008

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Interest	$11,951	$987	$2,128	$1,866	$417,011	$332,578	$173,893	$368,666
Dividends:
Unaffiliated issuers	2,738,041	421,522	148,479	204,096	4,490	—	123,450	—
Affiliated issuers	1,440	—	—	—	356	—	—	—
Foreign taxes withheld:
Unaffiliated issuers	(94,116)	(24,877)	(1,019)	(15)	—	—	(3,120)	—
Affiliated issuers	(181)	—	—	—	—	—	—	—
Income from security lending	147,954	24,639	4,457	9,481	550	5	3,890	—

Total income	2,805,089	422,271	154,045	215,428	422,407	332,583	298,113	368,666

EXPENSES
Administrative	463,041	59,412	47,543	40,842	33,656	24,729	34,479	53,525
Distribution	88,684	11,322	9,129	7,822	6,560	4,872	6,674	10,548
Investment Advisory	140,654	23,367	20,551	7,291	9,465	6,658	8,433	8,294
Mortality and expense risk charges	5,448	701	570	481	412	316	413	657

Total expenses	697,827	94,802	77,793	56,436	50,093	36,575	49,999	73,024

Net investment income	2,107,262	327,469	76,252	158,992	372,314	296,008	248,114	295,642

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on:
Portfolio investments	(8,830,311)	(2,326,701)	(1,211,176)	34,946	(133,695)	(79,085)	283,770	(1)
Futures transactions	—	(7,124)	(37,031)	(21,098)	—	—	—	—
Foreign currency transactions	(17,046)	(4,052)	44	—	—	—	(1,386)	—

Net realized gain (loss) on total investments	(8,847,357)	(2,337,877)	(1,248,163)	13,848	(133,695)	(79,085)	282,384	(1)

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	(44,992,491)	(5,226,766)	(4,291,767)	(4,479,319)	(138,240)	(444,386)	(2,667,343)	18,952
Futures transactions	—	—	1,459	139	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(2,172)	(1,563)	(20)	—	—	—	(40)	—

Net change in unrealized appreciation (depreciation) on total investments	(44,994,663)	(5,228,329)	(4,290,328)	(4,479,180)	(138,240)	(444,386)	(2,667,383)	18,952

Net realized and unrealized gain (loss) on total investments	(53,842,020)	(7,566,206)	(5,538,491)	(4,465,332)	(271,935)	(523,471)	(2,384,999)	18,951

Net increase (decrease) in net assets resulting from operations	$(51,734,758)	$(7,238,737)	$(5,462,239)	$(4,306,340)	$100,379	$(227,463)	$(2,136,885)	$314,593

82	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	83

STATEMENTS OF CHANGES IN NET ASSETS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED DECEMBER 31

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands except accumulation units)	2008	2007	2008	2007	2008	2007

FROM OPERATIONS
Net investment income	$2,107,262	$1,958,419	$327,469	$257,298	$76,252	$76,245
Net realized gain (loss) on total investments	(8,847,357)	15,385,173	(2,337,877)	1,643,795	(1,248,163)	1,937,857
Net change in unrealized appreciation (depreciation) on total investments	(44,994,663)	(6,955,623)	(5,228,329)	(338,263)	(4,290,328)	(67,567)

Net increase (decrease) in net assets resulting from operations	(51,734,758)	10,387,969	(7,238,737)	1,562,830	(5,462,239)	1,946,535

FROM PARTICIPANT TRANSACTIONS
Premiums	6,643,439	3,996,363	1,440,820	1,031,127	1,190,092	926,819
Net transfers from (to) TIAA*	—	(701,077)	—	(17,603)	—	(3,857)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(2,521,016)	(3,739,742)	(627,601)	(97,013)	(415,846)	(469,091)
Annuity payments	(2,040,630)	(2,191,070)	(67,637)	(71,212)	(32,540)	(33,219)
Withdrawals and death benefits	(8,401,876)	(4,289,204)	(1,316,147)	(621,044)	(940,459)	(469,333)

Net increase (decrease) in net assets resulting from participant transactions	(6,320,083)	(6,924,730)	(570,565)	224,255	(198,753)	(48,681)

Net increase (decrease) in net assets	(58,054,841)	3,463,239	(7,809,302)	1,787,085	(5,660,992)	1,897,854

NET ASSETS
Beginning of year	134,559,870	131,096,631	17,461,282	15,674,197	13,883,344	11,985,490

End of year	$76,505,029	$134,559,870	$9,651,980	$17,461,282	$8,222,352	$13,883,344

ACCUMULATION UNITS
Credited for premiums	31,053,768	14,678,238	16,192,508	9,088,302	19,357,073	12,779,334
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(54,427,305)	(36,432,903)	(22,494,321)	(7,259,809)	(22,257,692)	(13,931,829)
Outstanding:
Beginning of year	447,733,651	469,488,316	153,123,325	151,294,832	180,671,026	181,823,521

End of year	424,360,114	447,733,651	146,821,512	153,123,325	177,770,407	180,671,026

*	Net transfers from (to) TIAA in the current year are included in premiums, and withdrawals and death benefits. Previous year amounts remain as reported.

84	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	85

STATEMENTS OF CHANGES IN NET ASSETS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED DECEMBER 31

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands except accumulation units)	2008	2007	2008	2007	2008	2007

FROM OPERATIONS
Net investment income	$158,992	$163,726	$372,314	$338,624	$296,008	$200,877
Net realized gain (loss) on total investments	13,848	365,181	(133,695)	(3,387)	(79,085)	(1,279)
Net change in unrealized appreciation (depreciation) on total investments	(4,479,180)	9,272	(138,240)	77,700	(444,386)	230,933

Net increase (decrease) in net assets resulting from operations	(4,306,340)	538,179	100,379	412,937	(227,463)	430,531

FROM PARTICIPANT TRANSACTIONS
Premiums	1,107,879	813,145	1,162,955	514,311	1,666,438	300,702
Net transfers from (to) TIAA*	—	(28,010)	—	68,347	—	37,858
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(181,685)	(614,320)	662,114	641,514	1,022,777	533,761
Annuity payments	(46,722)	(49,756)	(48,203)	(40,655)	(44,298)	(34,839)
Withdrawals and death benefits	(873,070)	(468,257)	(845,811)	(311,491)	(1,186,964)	(181,942)

Net increase (decrease) in net assets resulting from participant transactions	6,402	(347,198)	931,055	872,026	1,457,953	655,540

Net increase (decrease) in net assets	(4,299,938)	190,981	1,031,434	1,284,963	1,230,490	1,086,071

NET ASSETS
Beginning of year	11,473,551	11,282,570	7,679,796	6,394,833	4,829,833	3,743,762

End of year	$7,173,613	$11,473,551	$8,711,230	$7,679,796	$6,060,323	$4,829,833

ACCUMULATION UNITS
Credited for premiums	13,443,195	7,739,115	13,780,973	5,917,963	31,720,195	5,797,664
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(13,223,266)	(11,011,546)	(2,848,769)	4,794,011	(6,316,746)	7,246,452
Outstanding:
Beginning of year	112,607,693	115,880,124	88,915,388	78,203,414	90,525,872	77,481,756

End of year	112,827,622	112,607,693	99,847,592	88,915,388	115,929,321	90,525,872

*	Net transfers from (to) TIAA in the current year are included in premiums, and withdrawals and death benefits. Previous year amounts remain as reported.

86	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	87

STATEMENTS OF CHANGES IN NET ASSETS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED DECEMBER 31

	Social Choice Account		Money Market Account

(amounts in thousands except accumulation units)	2008	2007	2008	2007

FROM OPERATIONS
Net investment income	$248,114	$255,980	$295,642	$514,618
Net realized gain (loss) on total investments	282,384	237,494	(1)	51
Net change in unrealized appreciation (depreciation) on total investments	(2,667,383)	(70,626)	18,952	(1,665)

Net increase (decrease) in net assets resulting from operations	(2,136,885)	422,848	314,593	513,004

FROM PARTICIPANT TRANSACTIONS
Premiums	754,539	612,268	6,362,828	1,284,524
Net transfers from (to) TIAA*	—	(18,036)	—	330,603
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(222,396)	(212,989)	2,283,653	1,370,895
Annuity payments	(40,616)	(41,743)	(88,145)	(72,381)
Withdrawals and death benefits	(661,126)	(298,203)	(5,661,607)	(1,075,477)

Net increase (decrease) in net assets resulting from participant transactions	(169,599)	41,297	2,896,729	1,838,164

Net increase (decrease) in net assets	(2,306,484)	464,145	3,211,322	2,351,168

NET ASSETS
Beginning of year	9,197,041	8,732,896	11,921,685	9,570,517

End of year	$6,890,557	$9,197,041	$15,133,007	$11,921,685

ACCUMULATION UNITS
Credited for premiums	6,377,916	4,461,911	252,151,700	46,265,833
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(7,781,286)	(4,074,193)	(138,788,425)	29,569,160
Outstanding:
Beginning of year	67,772,603	67,384,885	468,748,860	392,913,867

End of year	66,369,233	67,772,603	582,112,135	468,748,860

*	Net transfers from (to) TIAA in the current year are included in premiums, and withdrawals and death benefits. Previous year amounts remain as reported.

88	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	89

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Stock Account

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income	$5.339	$4.754	$4.329	$3.819	$3.564
Expenses	1.113	0.992	1.095	0.901	0.717

Net investment income	4.226	3.762	3.234	2.918	2.847
Net realized and unrealized gain (loss) on investments	(107.993)	15.589	32.372	11.478	19.297

Net change in accumulation unit value	(103.767)	19.351	35.606	14.396	22.144

Accumulation unit value:
Beginning of year	261.490	242.139	206.533	192.137	169.993

End of year	$157.723	$261.490	$242.139	$206.533	$192.137

TOTAL RETURN*	(39.68)%	7.99%	17.24%	7.49%	13.03%

RATIOS TO AVERAGE NET ASSETS

Expenses	0.64%	0.52%	0.49%	0.46%	0.41%
Net investment income	1.95%	1.44%	1.44%	1.49%	1.63%

SUPPLEMENTAL DATA

Portfolio turnover rate	53%	49%	51%	58%	58%
Accumulation units outstanding at end of year†	424	448	469	484	495
Accumulation fund net assets†	$66,931	$117,078	$113,675	$99,968	$95,028
Net assets at end of year†	$76,505	$134,560	$131,097	$115,864	$110,782

* Based on per accumulation data.

† Millions

90	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Global Equities Account

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income	$2.587	$2.069	$1.716	$1.641	$1.462
Expenses	0.462	0.409	0.481	0.397	0.323

Net investment income	2.125	1.660	1.235	1.244	1.139
Net realized and unrealized gain (loss) on investments	(49.181)	8.522	14.969	6.205	8.064

Net change in accumulation unit value	(47.056)	10.182	16.204	7.449	9.203

Accumulation unit value:
Beginning of year	111.273	101.091	84.887	77.438	68.235

End of year	$64.217	$111.273	$101.091	$84.887	$77.438

TOTAL RETURN*	(42.29)%	10.07%	19.09%	9.62%	13.49%

RATIOS TO AVERAGE NET ASSETS

Expenses	0.68%	0.56%	0.52%	0.50%	0.46%
Net investment income	2.34%	1.53%	1.35%	1.57%	1.62%

SUPPLEMENTAL DATA

Portfolio turnover rate	76%	108%	137%	137%	74%
Accumulation units outstanding at end of year†	147	153	151	139	130
Accumulation fund net assets†	$9,429	$17,039	$15,293	$11,803	$10,050
Net assets at end of year†	$9,652	$17,461	$15,674	$12,101	$10,311

* Based on per accumulation data.

† Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	91

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Growth Account

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.740	$0.694	$0.625	$0.520	$0.672
Expenses	0.316	0.272	0.321	0.291	0.249

Net investment income	0.424	0.422	0.304	0.229	0.423
Net realized and unrealized gain (loss) on investments	(30.509)	10.416	3.066	2.935	3.005

Net change in accumulation unit value	(30.085)	10.838	3.370	3.164	3.428

Accumulation unit value:
Beginning of year	75.638	64.800	61.430	58.266	54.838

End of year	$45.553	$75.638	$64.800	$61.430	$58.266

TOTAL RETURN*	(39.78)%	16.73%	5.49%	5.43%	6.25%

RATIOS TO AVERAGE NET ASSETS
Expenses	0.69%	0.55%	0.52%	0.50%	0.45%
Net investment income	0.68%	0.60%	0.49%	0.39%	0.77%

SUPPLEMENTAL DATA
Portfolio turnover rate	82%	127%	109%	87%	65%
Accumulation units outstanding at end of year†	178	181	182	194	196
Accumulation fund net assets†	$8,098	$13,666	$11,780	$11,918	$11,435
Net assets at end of year†	$8,222	$13,883	$11,985	$12,128	$11,654

*	Based on per accumulation data.

†	Millions

92	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Equity Index Account

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$1.823	$1.806	$1.636	$1.441	$1.400
Expenses	0.429	0.383	0.385	0.325	0.256

Net investment income	1.394	1.423	1.251	1.116	1.144
Net realized and unrealized gain (loss) on investments	(38.771)	3.050	11.332	3.320	6.954

Net change in accumulation unit value	(37.377)	4.473	12.583	4.436	8.098

Accumulation unit value:
Beginning of year	99.683	95.210	82.627	78.191	70.093

End of year	$62.306	$99.683	$95.210	$82.627	$78.191

TOTAL RETURN*	(37.50)%	4.70%	15.23%	5.67%	11.55%

RATIOS TO AVERAGE NET ASSETS
Expenses	0.59%	0.47%	0.43%	0.41%	0.36%
Net investment income	1.67%	1.39%	1.39%	1.40%	1.60%

SUPPLEMENTAL DATA
Portfolio turnover rate	7%	9%	10%	7%	3%
Accumulation units outstanding at end of year†	113	113	116	117	113
Accumulation fund net assets†	$7,030	$11,225	$11,033	$9,658	$8,813
Net assets at end of year†	$7,174	$11,474	$11,283	$9,877	$9,019

*	Based on per accumulation data.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	93

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Bond Market Account

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$4.241	$4.260	$3.990	$3.437	$3.265
Expenses	0.416	0.315	0.373	0.342	0.292

Net investment income	3.825	3.945	3.617	3.095	2.973
Net realized and unrealized gain (loss) on investments	(2.777)	0.806	(0.467)	(1.414)	0.015

Net change in accumulation unit value	1.048	4.751	3.150	1.681	2.988

Accumulation unit value:
Beginning of year	84.283	79.532	76.382	74.701	71.713

End of year	$85.331	$84.283	$79.532	$76.382	$74.701

TOTAL RETURN*	1.24%	5.97%	4.12%	2.25%	4.17%

RATIOS TO AVERAGE NET ASSETS
Expenses	0.61%	0.51%	0.48%	0.45%	0.40%
Net investment income	4.53%	4.86%	4.69%	4.09%	4.07%

SUPPLEMENTAL DATA
Portfolio turnover rate	125%	174%	219%	275%	100%
Accumulation units outstanding at end of year†	100	89	78	74	70
Accumulation fund net assets†	$8,520	$7,494	$6,219	$5,627	$5,247
Net assets at end of year†	$8,711	$7,680	$6,395	$5,797	$5,416

*	Based on per accumulation data.

†	Millions

94	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Inflation-Linked Bond Account

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$2.700	$2.618	$1.560	$2.657	$2.028
Expenses	0.249	0.186	0.228	0.194	0.166

Net investment income	2.451	2.432	1.332	2.463	1.862
Net realized and unrealized gain (loss) on investments	(3.367)	2.695	(1.339)	(1.316)	1.497

Net change in accumulation unit value	(0.916)	5.127	(0.007)	1.147	3.359

Accumulation unit value:
Beginning of year	51.563	46.436	46.443	45.296	41.937

End of year	$50.647	$51.563	$46.436	$46.443	$45.296

TOTAL RETURN*	(1.78)%	11.04%	(0.01)%	2.53%	8.01%

RATIOS TO AVERAGE NET ASSETS
Expenses	0.58%	0.50%	0.49%	0.43%	0.39%
Net investment income	4.69%	5.00%	2.83%	5.47%	4.34%

SUPPLEMENTAL DATA
Portfolio turnover rate	19%	13%	23%	24%	110%
Accumulation units outstanding at end of year†	116	91	77	83	73
Accumulation fund net assets†	$5,871	$4,668	$3,597	$3,844	$3,290
Net assets at end of year†	$6,060	$4,830	$3,744	$4,000	$3,425

*	Based on per accumulation data.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	95

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Social Choice Account

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$4.191	$4.165	$3.687	$2.987	$2.883
Expenses	0.600	0.492	0.535	0.465	0.377

Net investment income	3.591	3.673	3.152	2.522	2.506
Net realized and unrealized gain (loss) on investments	(34.439)	2.371	8.412	2.877	6.473

Net change in accumulation unit value	(30.848)	6.044	11.564	5.399	8.979

Accumulation unit value:
Beginning of year	131.566	125.522	113.958	108.559	99.580

End of year	$100.718	$131.566	$125.522	$113.958	$108.559

TOTAL RETURN*	(23.45)%	4.81%	10.15%	4.97%	9.02%

RATIOS TO AVERAGE NET ASSETS
Expenses	0.61%	0.48%	0.45%	0.42%	0.37%
Net investment income	3.02%	2.81%	2.65%	2.29%	2.46%

SUPPLEMENTAL DATA
Portfolio turnover rate	77%	60%	84%	97%	37%
Accumulation units outstanding at end of year†	66	68	67	66	62
Accumulation fund net assets†	$6,685	$8,917	$8,458	$7,539	$6,765
Net assets at end of year†	$6,891	$9,197	$8,733	$7,794	$7,002

*	Based on per accumulation data.

†	Millions

96	2008 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Money Market Account

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.700	$1.258	$1.169	$0.726	$0.307
Expenses	0.124	0.092	0.098	0.090	0.078

Net investment income	0.576	1.166	1.071	0.636	0.229
Net realized and unrealized gain (loss) on investments	0.032	(0.004)	—	0.003	(0.006)

Net change in accumulation unit value	0.608	1.162	1.071	0.639	0.223

Accumulation unit value:
Beginning of year	24.896	23.734	22.663	22.024	21.801

End of year	$25.504	$24.896	$23.734	$22.663	$22.024

TOTAL RETURN*	2.44%	4.90%	4.73%	2.90%	1.02%

RATIOS TO AVERAGE NET ASSETS
Expenses	0.56%	0.45%	0.43%	0.41%	0.36%
Net investment income	2.25%	4.79%	4.64%	2.86%	1.05%

SUPPLEMENTAL DATA
Accumulation units outstanding at end of year†	582	469	393	317	298
Accumulation fund net assets†	$14,846	$11,670	$9,327	$7,176	$6,554
Net assets at end of year†	$15,133	$11,922	$9,571	$7,406	$6,781

*	Based on per accumulation data.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Annual Report	97

NOTES TO FINANCIAL STATEMENTS

COLLEGE RETIREMENT EQUITIES FUND

Note 1—significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value under accounting principles accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. SFAS 157 was adopted by the Accounts as of January 1, 2008.

Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price, or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account with a remaining maturity of 60 days or less are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value on the valuation date. Foreign investments are valued at the official closing values of such securities as of the date of valuation in the country where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur

98	2008 Annual Report ▪ College Retirement Equities Fund

between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and bond index futures and options, which are traded on the commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Various inputs are used in determining the value of the Accounts’ investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Accounts as of December 31, 2008:

College Retirement Equities Fund ▪ 2008 Annual Report	99

NOTES TO FINANCIAL STATEMENTS

	Portfolio Investments	Other Financial Instruments	*

Stock Account
Level 1	$57,013,386,400	$—
Level 2	28,351,539,935	—
Level 3	14,829,327	—

Total	$85,379,755,662	$—

Global Equities Account
Level 1	$4,994,970,615	$—
Level 2	6,031,896,009	—
Level 3	—	—

Total	$11,026,866,624	$—

Growth Account
Level 1	$8,017,874,771	$—
Level 2	183,041,198	—
Level 3	—	—

Total	$8,200,915,969	$—

Equity Index Account
Level 1	$7,149,351,862	$—
Level 2	12,235,765	—
Level 3	341	—

Total	$7,161,587,968	$—

Bond Market Account
Level 1	$6,932,526	$—
Level 2	8,980,413,586	—
Level 3	—	—

Total	$8,987,346,112	$—

Inflation-Linked Bond Account
Level 1	$—	$—
Level 2	6,002,272,970	—
Level 3	—	—

Total	$6,002,272,970	$—

Social Choice Account
Level 1	$3,241,526,094	$—
Level 2	4,091,707,962	—
Level 3	—	—

Total	$7,333,234,056	$—

Money Market Account
Level 1	$—	$—
Level 2	15,110,466,712	—
Level 3	—	—

Total	$15,110,466,712	$—

*

Other financial instruments are derivative instruments not reflected in the Summary portfolios of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

100	2008 Annual Report ▪ College Retirement Equities Fund

continued

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are based on the specific identified cost basis.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the current Accounts invest.

Mortgage dollar roll transactions: The Accounts may enter into mortgage dollar rolls in which the Accounts sell mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Accounts’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar rolls commitments. In addition, the Accounts may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on the settlement date without physical delivery of the securities subject to the contract. The Accounts engage in dollar rolls for the purpose of enhancing their yields.

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NOTES TO FINANCIAL STATEMENTS

Cash: The Accounts hold cash with the custodian. Accounts are charged a fee for overdrafts.

Repurchase agreements: The Accounts enter into repurchase agreements with brokers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Accounts from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected

102	2008 Annual Report ▪ College Retirement Equities Fund

continued

in the Statements of assets and liabilities. There were no open forward foreign currency contracts for the year ended December 31, 2008.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Accounts attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statements of operations. The value of the loaned securities, the value of the securities purchased with cash collateral, and the liability to return the cash collateral received are reflected on the Statements of assets and liabilities.

Lending Accounts’ securities exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. However, these percentages are subject to daily market fluctuations which may cause the loans to be under collateralized for a period of time. As of December 31, 2008, the cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser. The Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts may invest in the State Street Navigator Securities Lending Portfolio. As of December 31, 2008, there were no securities lending for those Accounts. The cash collateral for the Social Choice Account is invested in short-term instruments by TIAA-CREF Investment Management, LLC.

At December 31, 2008, the market value of investments of cash collateral for securities loaned (securities, cash, and other assets) and the amounts owed to lending counterparties are as follows:

Account	Market Value	Amounts Owed to Lending Counterparties

Stock	$9,114,761,930	$9,408,873,428
Global Equities	1,437,045,199	1,489,758,981
Social Choice	346,435,137	335,238,085

Futures contracts: The Accounts use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract,

College Retirement Equities Fund ▪ 2008 Annual Report	103

NOTES TO FINANCIAL STATEMENTS

and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform. There were no open futures contracts for the year ended December 31, 2008.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until the settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Accounts to greater risk that such transactions may not be consummated.

Treasury Inflation-Indexed Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account invest in Treasury Inflation-Indexed Securities (“TIIS”), which are specially structured bonds in which the principal amount is adjusted periodically for inflation, as measured by the U.S. Consumer Price Index for All Urban Consumers (“CPI-U”). The adjustments to the principal amount due to inflation is reflected in the interest income on the Statements of operations.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Federal income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

104	2008 Annual Report ▪ College Retirement Equities Fund

continued

There are no unrecognized tax benefits in the accompanying Financial Statements. The Accounts are no longer subject to income tax examinations by tax authorities for years before 2005.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—management agreements

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement. Investment Management is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services and distribution functions, pursuant to a 12b-1 plan, for the CREF Accounts are provided by TIAA-CREF Individual & Institutional Services, LLC (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Effective January 1, 2009, TIAA was appointed Administrator for the CREF Accounts.

The services provided by Investment Management, Services and TIAA are provided at cost. Investment Management, Services and TIAA receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

The Trustees of the Accounts, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred may be invested notionally in certain TIAA-CREF products selected by the trustees.

College Retirement Equities Fund ▪ 2008 Annual Report	105

NOTES TO FINANCIAL STATEMENTS

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring funds to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. Such expense is reflected on the Statements of operations.

Certain affiliated entities may pay fund expenses on behalf of the Accounts. The Accounts reimburse the affiliated entities for any such payment. Amounts owed to Account affiliates for payment of fund expenses are disclosed as due to affiliates on the Statements of assets and liabilities. Such expense is reflected on the Statements of operations.

106	2008 Annual Report ▪ College Retirement Equities Fund

continued

Note 3—investments and affiliates

At December 31, 2008, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for each of the Accounts, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Stock Account	$2,632,573,459	$(31,299,653,660)	$(28,667,080,201)
Global Equities Account	$145,649,407	$(4,075,007,183)	$(3,929,357,776)
Growth Account	$108,926,660	$(2,944,800,803)	$(2,835,874,143)
Equity Index Account	$1,257,567,835	$(2,563,621,104)	$(1,306,053,269)
Bond Market Account	$341,559,193	$(418,349,031)	$(76,789,838)
Inflation-Linked Bond Account	$61,414,716	$(276,226,133)	$(214,811,417)
Social Choice Account	$487,489,204	$(1,455,668,573)	$(968,179,369)
Money Market Account	$20,061,025	$(3,056,837)	$17,004,188

Companies in which the Accounts held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Accounts pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities may be deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

College Retirement Equities Fund ▪ 2008 Annual Report	107

NOTES TO FINANCIAL STATEMENTS	continued

Issue	Value at December 31, 2007	Purchase Cost	Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at December 31, 2008	Value at December 31, 2008

Stock Account
Daishin Securities Co	$6,450,000	$—	$—	$—	$599,118	$122,354	500,000	$2,270,222
Digital Garage, Inc	22,772,663	—	509,406	(819,551)	683,336	47,834	12,380	11,172,938
First NIS Regional Fund SICAV	15,984	—	—	—	—	—	1,598,400	15,984
HealthSouth Corp	94,039,659	$1,168,346	17,045,411	(4,618,270)	—	—	—	—
Information Development Co	2,493,627	—	—	(6,038)	82,623	5,784	431,900	2,363,181
Intelligent Wave, Inc	4,234,608	—	69,947	(272,665)	75,168	5,262	15,915	2,594,875
MPM Bioventures II	12,086,377	—	—	—	—	—	21,967,242	9,918,210
Skyline Venture Partners	3,695,430	37,500	—	—	—	—	4,216,676	2,017,722

		$1,205,846	$17,624,764	$(5,716,524)	$1,440,245	$181,234		$30,353,132

Bond Market Account
TIAA-CREF High-Yield Fund	$4,305,350	$355,877	$—	$—	$355,877	$—	485,646	$3,467,512

		$355,877	$—	$—	$355,877	$—		$3,467,512

Purchases and sales of portfolio securities, excluding short-term government securities and money market instruments, for the Accounts for the year ended December 31, 2008, were as follows:

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-Government	$57,625,466,976	$10,656,693,090	$9,331,223,558	$860,675,521	$1,794,085,403	$—	$3,294,703,168
Government	—	—	—	—	9,372,601,027	2,754,959,688	3,030,266,246

Total Purchases	$57,625,466,976	$10,656,693,090	$9,331,223,558	$860,675,521	$11,166,686,430	$2,754,959,688	$6,324,969,414

Sales:
Non-Government	$62,094,227,141	$10,868,548,124	$9,378,707,979	$706,913,148	$1,879,190,650	$—	$3,045,232,682
Government	—	—	—	—	7,911,259,899	1,176,296,127	3,199,955,525

Total Sales	$62,094,227,141	$10,868,548,124	$9,378,707,979	$706,913,148	$9,790,450,549	$1,176,296,127	$6,245,188,207

108	2008 annual Report ▪ College Retirement Equities Fund	College Retirement Equities Fund ▪ 2008 annual Report	109

NOTES TO FINANCIAL STATEMENTS	concluded

Note 4—line of credit

Each of the Accounts, except the Bond Market and Money Market Accounts, participates in a $1.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Account. Interest associated with any borrowing under the facility is charged to the borrowing Accounts at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. The Accounts are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the year ended December 31, 2008, there were no borrowings under this credit facility by the Accounts.

Note 5—new accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about an account’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact of the adoption of SFAS 161 will have on the financial statements.

110	2008 Annual Report ▪ College Retirement Equities Fund

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Participants of College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The financial highlights which were included in the financial statements for the year ended December 31, 2004, were audited by other auditors whose report dated February 25, 2005 expressed an unqualified opinion on those financial statements.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 24, 2009

College Retirement Equities Fund ▪ 2008 Annual Report	111

2008 ANNUAL MEETING (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND

Trustees

On July 15, 2008, at an annual meeting of participants, the following persons were elected to serve on the Board:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Forrest Berkley	$29,080,797,481.19	94.192	$813,148,894.20	2.634	$979,870,405.79	3.174

Nancy A. Eckl	29,131,285,720.58	94.356	783,121,867.28	2.537	959,409,193.32	3.108

Eugene Flood, Jr.	29,131,752,895.94	94.357	796,246,722.87	2.579	945,817,162.37	3.063

Michael A. Forrester	28,995,528,074.34	93.916	855,924,143.02	2.772	1,022,364,563.82	3.311

Howell E. Jackson	29,110,391,886.13	94.288	812,648,490.18	2.632	950,776,404.87	3.080

Nancy L. Jacob	29,131,925,798.72	94.358	813,402,835.46	2.635	928,488,147.00	3.007

Bridget A. Macaskill	29,102,816,400.71	94.264	821,112,059.62	2.660	949,888,320.85	3.077

James M. Poterba	29,245,922,311.70	94.727	700,644,892.49	2.269	927,249,576.99	3.003

Maceo K. Sloan	28,939,653,774.79	93.735	950,391,335.18	3.078	983,771,671.21	3.186

Laura T. Starks	29,262,580,054.45	94.781	697,033,635.99	2.258	914,203,090.74	2.961

Forrest Berkley, Nancy A. Eckl, Eugene Flood, Jr., Michael A. Forrester, Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

Independent registered public accounting firm

At that same meeting, CREF participants also ratified PricewaterhouseCoopers LLP to serve as the Accounts’ independent registered public accounting firm:

Account	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Overall
CREF Accounts	$29,546,319,795.34	95.700	$517,984,930.52	1.678	$809,512,055.32	2.622

The results above were certified by ComputerShare Fund Services, Inc., independent tabulator for the College Retirement Equities Fund.

112	2008 Annual Report ▪ College Retirement Equities Fund

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2008

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Trustee	One-year term Trustee since 2006.	Retired Partner (since 2006); Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	61

Director and member of the Investment Committee, the Maine Coast Heritage Trust, Investment Committee member, Gulf of Maine Research Institute, the Boston Athenaeum, Investment Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Trustee	One year term. Trustee since September 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	61

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Trustee	One-year term. Trustee since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	61	None

College Retirement Equities Fund ▪ 2008 Annual Report	113

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2008

Disinterested trustees—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	One year term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners (since September 2007). Formerly Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	None

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Trustee	One-year term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	61	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Chairman of the Board, Trustee	One-year term. Trustee since 1979.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	61	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

114	2008 Annual Report ▪ College Retirement Equities Fund

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	One-year term. Trustee since 2003.	Principal, BAM Consulting LLC (since 2003), Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	61	Director, Prudential plc, International Advisory Board, and British-American Business Council.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	One-year term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006-2008) and Associate Head (1994-2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-2008).	61	The Jeffrey Company and Jeflion Company (unregistered investment companies); and National Bureau of Economic Research.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	One-year term. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman, CEO and CIO, NCM Capital Advisers Inc. (since 2003).	61	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	One-year term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				61	None

College Retirement Equities Fund ▪ 2008 Annual Report	115

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2008

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President since September 2007.

Executive Vice President of Client Services of TIAA and TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since August 2008); Executive Vice President of Individual Client Services of TIAA and the TIAA-CREF Fund Complex (2007-2008). President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since July 2007); Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB; 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since February 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President Senior Compliance Officer Asset Management Compliance of TIAA and Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008). Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1998-1994).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President	One-year term. Executive Vice President since 1997.

Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); Executive Vice President (since 1999) of TIAA, CREF and TIAA Separate Account VA-1 and Head of Asset Management (since 2006) of TIAA; Director of Teachers Personal Investors Services, Inc. (“TPIS”) (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Executive Vice President and Head of Asset Management of the TIAA-CREF Mutual Funds (2006-2007). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2005).

116	2008 Annual Report ▪ College Retirement Equities Fund

Jonathan Feigelson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/10/62	Senior Vice President and Acting General Counsel	One-year term. Senior Vice President and Acting General Counsel since October 2008.

Senior Vice President and Acting General Counsel of the TIAA-CREF Fund Complex (since 2008); Senior Vice President and Deputy General Counsel of TIAA (since August 2006). Formerly, Managing Director and General Counsel, ABN AMRO (2002-August 2006).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.

President and Chief Executive Officer of TIAA (since April 2008), and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since April 2008). Formerly, Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006-2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997-2006); Partner and Associate, McKinsey & Company (1984-1997).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Treasurer	One-year term. Treasurer since 2008.

Treasurer of CREF and TIAA Separate Account VA-1 (since August 2008); and Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007). Formerly Funds Treasurer (2006-2/2007) of TIAA-CREF Fund Complex; Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly, Director of TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice President and Chief Communications Officer for Insurance Information Institute (1993-2001).

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Fund Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since May 2008.

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since May 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).

College Retirement Equities Fund ▪ 2008 Annual Report	117

MANAGEMENT (UNAUDITED)	concluded

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2008

Executive officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources & Corporate Services of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999).

Georganne C. Proctor TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/25/56	Executive Vice President and Chief Financial Officer	One-year term. Executive Vice President and Chief Financial Officer since 2006.

Executive Vice President and Chief Financial Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2006). Manager and Executive Vice President of TCIM; and Director and Executive Vice President of Advisors. Formerly Executive Vice President and Chief Financial Officer of TIAA-CREF Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds (2006–2/2007); Executive Vice President, Finance, Golden West Financial Corporation (2003-2005) and Senior Vice President, Chief Financial Officer and Director, Bechtel Group, Inc. (1999-2002).

Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-year term. Executive Vice President since 2008.

Executive Vice President, Technology and Operations of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since February 2008). Formerly Principal, Market Resolve LLC (2006-February 2008); and Head, Middle Office, Investment Banking (2000-2002), Head Technology and Operations, Equities (1999- 2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999) JP Morgan Chase & Co.

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2000.

Executive Vice President Institutional Development and Sales of TIAA and the TIAA-CREF Fund Complex (since 2008); Executive Vice President, Strategy Implementation and Policy of TIAA and the TIAA-CREF Fund Complex (2006-2008); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Fund Complex (2000-2005); President and Chief Executive Officer, Horizon Mercy (1996-2000).

118	2008 Annual Report ▪ College Retirement Equities Fund

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, Product Development and Management of TIAA and the TIAA-CREF Fund Complex (since 2008); Executive Vice President, Institutional Client Services (2006-2008); Director of Tuition Financing and Manager of Services (2006); President and CEO, TIAA-CREF Redwood LLC (2006). Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Fund Complex.

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 877 518-9161.

College Retirement Equities Fund ▪ 2008 Annual Report	119

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HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252
24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411
8 a.m. to 6 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059
8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001
9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318
8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. TIAA-CREF Investment Management, LLC serves as investment manager to CREF. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB provides trust services.

©2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

FINANCIAL SERVICES FOR THE GREATER GOOD®

730 Third Avenue New York, NY 10017-3206

Printed on recycled paper	A10922 (2/09)
C43734

Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,003,600 and $1,040,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2008 and December 31, 2007, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $142,985, respectively.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

     The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2008 and December 31, 2007, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $0 and $0, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
CREF STOCK ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2008
			VALUE
PRINCIPAL		ISSUER	(000)

GOVERNMENT BONDS - 0.00%**
U.S. TREASURY SECURITIES - 0.00%**
$ 325,000		United States Treasury Notes, 5.000%, 02/15/2011	$355
		TOTAL U.S. TREASURY SECURITIES	355

		TOTAL GOVERNMENT BONDS	355
		(Cost $323)

SHARES		COMPANY

COMMON STOCKS - 99.73%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.01%
26,248	e	Bureau Veritas S.A.	1,049
221,017		Centrais Eletricas Brasileiras S.A.	2,292
247,281		Centrais Eletricas Brasileiras S.A.	2,745
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	6,086

AGRICULTURAL PRODUCTION-CROPS - 0.01%
241,107	e*	Chiquita Brands International, Inc	3,564
17,176		Griffin Land & Nurseries, Inc (Class A)	633
		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,197

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
71,914	e	Cal-Maine Foods, Inc	2,064
1,894	e	Seaboard Corp	2,261
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	4,325

AGRICULTURAL SERVICES - 0.00%**
39,800	e*	Black Earth Farming Ltd	94
62,985	e*	Cadiz, Inc	788
52,744	e	Calavo Growers, Inc	607
15,320	e*	Hanfeng Evergreen, Inc	70
14,000		Hokuto Corp	397
3,150		KWS Saat AG.	501
		TOTAL AGRICULTURAL SERVICES	2,457

AMUSEMENT AND RECREATION SERVICES - 0.46%
56,007		888 Holdings plc	80
879	e	Accordia Golf Co Ltd	453
83,392		Arena Leisure plc	30
216,097	e	Aristocrat Leisure Ltd	585
28,500		Aruze Corp	288
325,479	e*	Bally Technologies, Inc	7,821
712,200		Berjaya Sports Toto BHD	984
43,181		Betsson AB (Series B)	382
15,824	e*	bwin Interactive Entertainment	306
51,911	e	Churchill Downs, Inc	2,098
6,874	e*	Codere S.A.	83
9,300		CTS Eventim AG.	319
63,536	e	Dover Downs Gaming & Entertainment, Inc	202
22,623		Dover Motorsports, Inc	29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,925	*	Euro Disney SCA	$45
109		Fields Corp	178
5,644	*	Fiera Milano S.p.A.	34
23,000	e	Fuji Kyuko Co Ltd	110
26,656,000	e*	Galaxy Entertainment Group Ltd	3,646
251,000	e*	Gallant Venture Ltd	21
2,983	e	GL Events	54
26,544	e*	Great Canadian Gaming Corp	78
5,383	e*	Groupe Partouche	21
19,255	e*	Gruppo Coin S.p.A.	60
16,900	e	Heiwa Corp	170
392,052		IG Group Holdings plc	1,444
168,157	e	International Speedway Corp (Class A)	4,831
60,482		Intralot S.A.-Integrated Lottery Systems & Services	252
29,084	*	Juventus Football Club S.p.A.	31
123,860		Kangwon Land, Inc	1,370
3,172,274		Ladbrokes plc	8,438
5,253,000		Leisure & Resorts World Corp	82
174,682	e*	Life Time Fitness, Inc	2,262
405,908	e*	Live Nation, Inc	2,330
17,672	e	Lottomatica S.p.A.	440
57,062		Luminar Group Holdings plc	111
3,784	*	Meetic	55
238,095	e*	Melco PBL Entertainment Macau Ltd (ADR)	755
8,613,900		NagaCorp Ltd	1,189
474,854		OPAP S.A.	13,650
62,908	e	Oriental Land Co Ltd	5,165
668		Pacific Golf Group International Holdings KK	236
29,049		Paddy Power plc	542
670	*	Parken Sport & Entertainment AS	50
66,701	e*	PartyGaming plc	187
1,194,312	e*	Penn National Gaming, Inc	25,534
1,133,997	e*	Pinnacle Entertainment, Inc	8,709
1,139,017		Publishing & Broadcasting Ltd	1,493
374,102	e*	Rank Group plc	364
3,208,200		Resorts World BHD	2,096
50,575,000	*	Rexcapital Financial Holdings Ltd	1,214
321	e	Round One Corp	238
176,215	e	Sega Sammy Holdings, Inc	2,055
498,640	e*	Six Flags, Inc	155
7,800		SkiStar AB (Series B)	65
128,407		Sky City Entertainment Group Ltd	234
24,320	*	Snai S.p.A.	75
80,391		Speedway Motorsports, Inc	1,295
174,151	*	Sportingbet plc	83
360,334	e	TABCORP Holdings Ltd	1,756
666,200		Tanjong plc	2,561
2,171,312	e	Tattersall's Ltd	4,224
220,669	e*	Ticketmaster	1,417
136,000		Tokyo Dome Corp	512
90,322	e*	Town Sports International Holdings, Inc	288
940	e	USJ Co Ltd	346
37,600	e	Valor Co Ltd	415
55,477	e	Vocento S.A.	262
9,069,936		Walt Disney Co	205,797
480,395	e	Warner Music Group Corp	1,451
281,806		William Hill plc	871

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
853,731	e*	WMS Industries, Inc	$22,965
106,089	e	World Wrestling Entertainment, Inc (Class A)	1,175
16,000		Yomiuri Land Co Ltd	49
25,100		Yoshimoto Kogyo Co Ltd	334
		TOTAL AMUSEMENT AND RECREATION SERVICES	349,530

APPAREL AND ACCESSORY STORES - 0.49%
302,336	e	Abercrombie & Fitch Co (Class A)	6,975
520,775	e*	Aeropostale, Inc	8,384
175,291	e*	American Apparel, Inc	349
1,592,190	e	American Eagle Outfitters, Inc	14,903
208,220	*	AnnTaylor Stores Corp	1,201
35,400		Aoyama Trading Co Ltd	564
2,220,000	*	Apac Resources Ltd	97
197,543	e	Bebe Stores, Inc	1,476
2,793,400	e	Belle International Holdings Ltd	1,225
235,871	e	Brown Shoe Co, Inc	1,998
118,980	e	Buckle, Inc	2,596
1,015,730	e	Burberry Group plc	3,238
57,368	e*	Cache, Inc	116
330,559	*	Carter's, Inc	6,367
202,837	e*	Casual Male Retail Group, Inc	105
179,510		Cato Corp (Class A)	2,711
3,664		Charles Voegele Holding AG.	96
148,361	*	Charlotte Russe Holding, Inc	963
690,616	e*	Charming Shoppes, Inc	1,685
1,078,828	e*	Chico's FAS, Inc	4,510
136,249	e*	Children's Place Retail Stores, Inc	2,954
17,600	e	Chiyoda Co Ltd	330
217,944	e	Christopher & Banks Corp	1,220
64,663	e*	Citi Trends, Inc	952
363,318	e*	Collective Brands, Inc	4,258
254,366	e*	Dress Barn, Inc	2,732
70,597	e*	DSW, Inc (Class A)	880
2,731		Etam Developpement S.A.	27
88,514		Fast Retailing Co Ltd	12,988
250,243		Finish Line, Inc (Class A)	1,401
875,026	e	Foot Locker, Inc	6,423
20,066		Forzani Group Ltd/The	117
239,186		Foschini Ltd	1,242
3,676,511		Gap, Inc	49,228
864,000	e	Giordano International Ltd	217
379,808	e*	Hanesbrands, Inc	4,843
538,737	e	Hennes & Mauritz AB (B Shares)	21,428
18,950	e	Honeys Co Ltd	185
830,503	e*	HOT Topic, Inc	7,699
123,247	e	Inditex S.A.	5,488
168,000		IT Ltd	11
219,205	e*	J Crew Group, Inc	2,674
96,653	e*	JOS A Bank Clothiers, Inc	2,527
55,874		KappAhl Holding AB	170
2,085,551	*	Kohl's Corp	75,497
4,112,000	*	LeRoi Holdings Ltd	68
1,970,164	e	Limited Brands, Inc	19,780
10,696		Lotte Shopping Co Ltd	1,816
8,416	e	Macintosh Retail Group NV	76
228,470	*	New York & Co, Inc	530

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
43,500	e	Nishimatsuya Chain Co Ltd	$398
785,406	e	Nordstrom, Inc	10,454
422,065	*	Pacific Sunwear Of California, Inc	671
191,000	e	Ports Design Ltd	232
36,235	e	Reitmans Canada Ltd	342
18,500		Right On Co Ltd	301
218,860		rnb Retail and Brands AB	84
1,074,562	e	Ross Stores, Inc	31,947
34,957	*	Shoe Carnival, Inc	334
83,603		Sports Direct International plc	50
215,308	e	Stage Stores, Inc	1,776
29,239	e*	Syms Corp	260
141,345	e	Talbots, Inc	338
468,866		Truworths International Ltd	1,730
111,608	e*	Tween Brands, Inc	482
173,745	e*	Under Armour, Inc (Class A)	4,142
29,700	e	United Arrows Ltd	229
2,140,527	e*	Urban Outfitters, Inc	32,065
681,668	e*	Wet Seal, Inc (Class A)	2,025
865,607		Woolworths Holdings Ltd	1,191
		TOTAL APPAREL AND ACCESSORY STORES	376,371

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
14,687		Aeffe S.p.A.	14
189,000		Anta Sports Products Ltd	86
54,203		Benetton Group S.p.A.	470
534,000		C C Land Holdings Ltd	134
2,267,000		China Dongxiang Group Co	550
212,000		China Ting Group Holdings Ltd	14
70,391	e	Columbia Sportswear Co	2,490
9,400	e	Daidoh Ltd	72
504,449	e	Debenhams plc	178
48,000	e	Descente Ltd	227
4,569	e*	Escada AG.	21
1,565		Gamma Holding NV	14
5,594		Gerry Weber International AG.	163
65,369	e*	G-III Apparel Group Ltd	418
707,197	e	Guess ?, Inc	10,855
367,000	e	Gunze Ltd	1,210
159,486	*	Gymboree Corp	4,161
30,544	e	Hermes International	4,246
6,471	e	Hugo Boss AG.	134
308,183	e	Jones Apparel Group, Inc	1,806
715,000	e	Li Ning Co Ltd	1,116
30	*	Link Theory Holdings Co Ltd	33
1,432,146	e	Liz Claiborne, Inc	3,724
94,886	e*	Lululemon Athletica, Inc	753
136,659	e*	Maidenform Brands, Inc	1,387
3,083		Mariella Burani S.p.A.	44
100,385	e	New Wave Group AB (B Shares)	81
99,667		Onward Kashiyama Co Ltd	795
678,136	e	Pacific Brands Ltd	203
683,112		Phillips-Van Heusen Corp	13,751
454,310	e	Polo Ralph Lauren Corp (Class A)	20,630
683,604	*	Quiksilver, Inc	1,258
13,200		Sanei-International Co Ltd	130
49,000	e	Sanyo Shokai Ltd	194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
78,190	e	Shimamura Co Ltd	$6,037
242,100		Stella International Holdings Ltd	197
19,694		Ten Cate NV	439
29,000		Tokyo Style Co Ltd	211
95,986	e*	True Religion Apparel, Inc	1,194
68,000		USI Holdings Ltd	11
957,213	e	VF Corp	52,427
71,000	e	Wacoal Holdings Corp	920
264,695	*	Warnaco Group, Inc	5,196
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	137,994

AUTO REPAIR, SERVICES AND PARKING - 0.10%
50,719	e*	Amerco, Inc	1,751
141,654	*	Avis Europe plc	8
69,619		Dechra Pharmaceuticals plc	368
175,660	e*	Dollar Thrifty Automotive Group, Inc	192
48,950	e	Genus plc	468
179,587	e	Helphire plc	253
1,300,598	e*	Hertz Global Holdings, Inc	6,594
5,300		Localiza Rent A CAR	16
71,738	*	Midas, Inc	753
92,432		Monro Muffler, Inc	2,357
29,354		Northgate plc	32
84,700	e	Park24 Co Ltd	638
309,059		Ryder System, Inc	11,985
30,769		Sixt AG.	437
3,086		Sixt AG.	50
353,431	e	Standard Chartered plc	4,200
3,457,874		Standard Chartered plc	43,501
82,994	e*	Standard Parking Corp	1,605
200,836	e*	Wright Express Corp	2,532
		TOTAL AUTO REPAIR, SERVICES AND PARKING	77,740

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
628,968	e	Advance Auto Parts	21,165
51,333	e*	America's Car-Mart, Inc	709
148,928		Asbury Automotive Group, Inc	681
780,315	e*	Autonation, Inc	7,710
315,870	e*	Autozone, Inc	44,054
141,600	e	Canadian Tire Corp Ltd (Class A)	4,984
757,836	e*	Carmax, Inc	5,972
427,226	e*	Copart, Inc	11,616
2,000	e	Gulliver International Co Ltd	34
161,848	e	Halfords Group plc	566
242,821		Inchcape plc	128
54,007		Lookers plc	18
81,334	e*	MarineMax, Inc	276
65,038		MOL Hungarian Oil and Gas plc	3,356
463,767	e*	O'Reilly Automotive, Inc	14,256
213,122	e	Pendragon plc	5
297,964	e	Penske Auto Group, Inc	2,288
2,862	e*	Rodriguez Group	5
196,035	e*	Rush Enterprises, Inc (Class A)	1,680
141,978	e	Sonic Automotive, Inc (Class A)	565
740	e*	TravelCenters of America LLC	2
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	120,070

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.54%
43,594		Alesco Corp Ltd	$84
91,857	e*	Builders FirstSource, Inc	141
13,700		Clas Ohlson AB (B Shares)	101
8,486		Dalhoff Larsen & Horneman AS (Class B)	42
75,500	e	DCM Japan Holdings Co Ltd	537
520,994	e	Fastenal Co	18,157
9,747,220		Home Depot, Inc	224,381
34,700	e	Keiyo Co Ltd	245
1,316,419		Kingfisher plc	2,555
7,501,266		Lowe's Cos, Inc	161,427
52,715	e*	Lumber Liquidators, Inc	556
29,000		Nice Holdings, Inc	50
48,489		Praktiker Bau- und Heimwerkermaerkte AG.	534
101,121	e*	RONA, Inc	983
143,605	e	Travis Perkins plc	702
14,000	e	Wood One Co Ltd	51
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	410,546

BUSINESS SERVICES - 5.60%
2,304,370	*	3Com Corp	5,254
75,479	e*	3D Systems Corp	599
255,163	e	Aaron Rents, Inc	6,793
251,082		ABM Industries, Inc	4,783
15,722	e*	Absolute Software Corp	42
135	e*	Access Co Ltd	381
202,581	e*	ACI Worldwide, Inc	3,221
4,092,007	*	Activision Blizzard, Inc	35,355
347,194	e*	Actuate Corp	1,028
343,043	e	Acxiom Corp	2,782
73,490		Adecco S.A.	2,516
122,317	e	Administaff, Inc	2,652
3,499,865	*	Adobe Systems, Inc	74,512
93,621	e*	Advent Software, Inc	1,870
673,043	e	Aegis Group plc	721
13,200		Aeon Delight Co Ltd	383
599,311	*	Affiliated Computer Services, Inc (Class A)	27,538
202,320	e	Aggreko plc	1,297
251,975	e	Aircastle Ltd	1,205
815,589	e*	Akamai Technologies, Inc	12,307
634,393	e*	Alliance Data Systems Corp	29,518
137,147	e	Alpha Systems, Inc	3,586
110,596	*	Altran Technologies S.A.	418
1,259,673	*	Amdocs Ltd	23,040
197,219	*	American Reprographics Co	1,361
114,881		American Software, Inc (Class A)	540
234,334	*	AMN Healthcare Services, Inc	1,983
339,917		Anite plc	132
464,390	e*	Ansys, Inc	12,952
182,076		Arbitron, Inc	2,418
11,016	e*	ArcSight, Inc	88
434,887	e	Argo Graphics, Inc	5,854
494,429	e*	Ariba, Inc	3,565
11,012	e*	Arques Industries AG.	39
829,669	*	Art Technology Group, Inc	1,601
12,900	e	Asatsu-DK, Inc	286
1,038,430	e	Ashtead Group plc	638

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
51,448		Asseco Poland S.A.	$823
70,598	e*	Asset Acceptance Capital Corp	361
104,587	e*	athenahealth, Inc	3,935
189,774	e	Atos Origin S.A.	4,726
1,268,701	e*	Autodesk, Inc	24,930
2,355,584		Automatic Data Processing, Inc	92,669
2,394,167	e*	Autonomy Corp plc	32,735
507,423		Aveva Group plc	4,158
371,116	*	Avis Budget Group, Inc	260
254,560	e*	Avocent Corp	4,559
60,103		B2W Companhia Global Do Varejo	613
62,806	e*	Bankrate, Inc	2,387
17,488		Bechtle AG.	340
167,387	e	BGC Partners, Inc (Class A)	462
224,711	e	Blackbaud, Inc	3,034
167,278	e*	Blackboard, Inc	4,388
185,093	e*	Blue Coat Systems, Inc	1,555
881,752	*	BMC Software, Inc	23,728
116,899	e*	Bottomline Technologies, Inc	830
305,497	e*	BPZ Energy, Inc	1,955
290,868		Brady Corp (Class A)	6,966
271,115		Brink's Co	7,288
229,247	e*	Brink's Home Security Holdings, Inc	5,025
15,075		Brunel International	178
34,252	*	Bull S.A.	55
1,714,771		CA, Inc	31,775
51,167		Cabcharge Australia Ltd	227
222,784	*	CACI International, Inc (Class A)	10,045
879,631	e*	Cadence Design Systems, Inc	3,219
39,913	e*	CAI International, Inc	127
152,806	e*	Callidus Software, Inc	457
45,926		Cam Finanziaria S.p.A.	18
100,800	e	Capcom Co Ltd	2,280
73,960	e*	Capella Education Co	4,346
541,204	e*	Cavium Networks, Inc	5,688
221,044	e*	CBIZ, Inc	1,912
8,436		Cegid Group	93
31,600		Century Leasing System, Inc	282
236,142	e*	Cerner Corp	9,080
854,081	*	CGI Group, Inc (Class A)	6,642
171,300	*	Check Point Software Technologies	3,253
3,484,000	e*	China LotSynergy Holdings Ltd	56
5,300		Chiyoda Integre Co Ltd	65
174,055	*	Chordiant Software, Inc	463
320,998	*	Ciber, Inc	1,544
640,979	*	Citrix Systems, Inc	15,108
148,353	e*	Clear Channel Outdoor Holdings, Inc (Class A)	912
54,794	*	Clinical Data, Inc	488
254,844	e*	Cogent Communications Group, Inc	1,664
275,957	e*	Cogent, Inc	3,745
217,464		Cognex Corp	3,218
1,441,363	e*	Cognizant Technology Solutions Corp (Class A)	26,031
255,152	e*	Commvault Systems, Inc	3,422
141,717	e	Compass Diversified Trust	1,594
76,265	e*	Compellent Technologies, Inc	742
186,140	e	Computacenter plc	241
58,678	e	Computer Programs & Systems, Inc	1,573

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,147,362	*	Computer Sciences Corp	$40,318
1,170,105	e	Computershare Ltd	6,363
1,555,140	*	Compuware Corp	10,497
89,837	e*	COMSYS IT Partners, Inc	201
231,818	e*	Concur Technologies, Inc	7,608
50,780	e	Connaught plc	254
100,170	e*	Constant Contact, Inc	1,327
431,448	*	Convergys Corp	2,766
1,242,000		COSCO Pacific Ltd	1,268
96,821	e*	CoStar Group, Inc	3,189
8,935		Cramo Oyj (Series B)	59
190,000		CSE Global Ltd	49
242,816	e*	CSG Systems International, Inc	4,242
44,200		CSK Holdings Corp	243
57,068	e	Ctrip.com International Ltd (ADR)	1,358
293	e	CyberAgent, Inc	182
381,783	e*	Cybersource Corp	4,578
178,270	e	Dassault Systemes S.A.	8,010
166,135	e*	Data Domain, Inc	3,123
218,075	e*	DealerTrack Holdings, Inc	2,593
67,923	e*	Deltek, Inc	315
339,344		Deluxe Corp	5,077
177	e	Dena Co Ltd	573
1,558	e	Dentsu, Inc	3,042
9,230		Devoteam S.A.	126
124,636	e*	Dice Holdings, Inc	509
209,296	*	Digital River, Inc	5,191
117,514	e*	DivX, Inc	615
30,439	e*	Digimarc Corp	305
80,909	*	Double-Take Software, Inc	726
187,676	e*	DST Systems, Inc	7,128
8,400		DTS Corp	80
34,700	e	Duskin Co Ltd	615
364,660	*	DynCorp International, Inc (Class A)	5,532
10,201	e	eAccess Ltd	6,390
727,660	e*	Earthlink, Inc	4,919
7,520,174	*	eBay, Inc	104,982
32,797	e*	Ebix, Inc	784
148,182	e*	Echelon Corp	1,208
273,438	e*	Eclipsys Corp	3,880
13,771		Econocom Group	123
79,300		EDB Business Partner ASA	157
106,479		Electro Rent Corp	1,188
1,404,078	e*	Electronic Arts, Inc	22,521
316,866	*	Electronics for Imaging, Inc	3,029
904,302	e	Emeco Holdings Ltd	180
157,000	e*	Ementor ASA	381
1,821		Engineering Ingegneria Informatica S.p.A.	38
79	e	en-japan, Inc	52
398,922	e*	Entrust, Inc	630
335,598	e*	Epicor Software Corp	1,611
184,085	e*	EPIQ Systems, Inc	3,076
690,838		Equifax, Inc	18,321
15,078		Euromoney Institutional Investor plc	48
448,935	e*	Evergreen Energy, Inc	130
4,571		Exact Holding NV	84
103,823	e*	ExlService Holdings, Inc	890

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
856,284	e*	Expedia, Inc	$7,056
1,390,765		Experian Group Ltd	8,638
376,548	e*	F5 Networks, Inc	8,608
170,808	e	Factset Research Systems, Inc	7,557
280,704	e	Fair Isaac Corp	4,733
184,464	e*	FalconStor Software, Inc	513
832,756	e	Fidelity National Information Services, Inc	13,549
43,578		Fidessa Group plc	309
4,288		Fimalac	134
49,501	*	First Advantage Corp (Class A)	700
11,304	e*	FirstService Corp	146
818,063	*	Fiserv, Inc	29,753
21,101		Fluidra S.A.	67
92,952	*	Forrester Research, Inc	2,622
108,084		F-Secure Oyj	286
30,100	e	FUJI SOFT, Inc	639
3,128,908	e	Fujitsu Ltd	15,213
99		Future Architect, Inc	39
30,097		Fuyo General Lease Co Ltd	589
374,487	e*	Gartner, Inc	6,677
5,764	e*	General de Alquiler de Maquinaria	45
123,546	e*	Gerber Scientific, Inc	631
31,126	e	Gestevision Telecinco S.A.	335
162,197	e	Gevity HR, Inc	245
15,823	e	GFI Informatique	57
242,331	e*	Global Cash Access, Inc	538
117,059	e*	Global Sources Ltd	638
20,900	e	GMO internet, Inc	108
1,476,077	*	Google, Inc (Class A)	454,115
43	e	Gourmet Navigator, Inc	115
350,000	*	Gravity Co Ltd (ADR)	175
202		Green Hospital Supply, Inc	90
5,502		Grenkeleasing AG.	137
531,674		Group 4 Securicor plc	1,567
21,228	e	Groupe Steria SCA	235
54,262		Gruppo Editoriale L'Espresso S.p.A.	89
51,608	e*	Guidance Software, Inc	211
86,958	e*	H&E Equipment Services, Inc	670
348,688	e*	Hackett Group, Inc	1,018
18,482	e	Hakuhodo DY Holdings, Inc	1,008
380,691	e	Havas S.A.	777
6,312,552		Hays plc	6,330
170,668		HCL Technologies Ltd	404
218,792	e	Healthcare Services Group	3,485
136,164	e	Heartland Payment Systems, Inc	2,383
97,286	e	Heidrick & Struggles International, Inc	2,096
957,000	*	Hi Sun Technology China Ltd	84
29,200		Hitachi Information Systems Ltd	603
9,000	e	Hitachi Systems & Services Ltd	94
322,874	e*	HLTH Corp	3,377
120,975	*	HMS Holdings Corp	3,813
179,006		Hogg Robinson Group plc	13
41,225	e*	HSW International, Inc	16
138,818	*	Hudson Highland Group, Inc	465
285,055	*	Hypercom Corp	308
83,718	e*	i2 Technologies, Inc	535
177,083	*	IBA Health Group Ltd	76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,600	e	IBJ Leasing Co Ltd	$319
38,408	*	ICT Group, Inc	176
21,749		IDS Scheer AG.	182
255,192	e	IFIL - Investments S.p.A.	660
159,185	*	iGate Corp	1,036
175,466	*	IHS, Inc (Class A)	6,566
1,349,857		IMS Health, Inc	20,464
114,800	e	Indra Sistemas S.A.	2,635
102,100		Ines Corp	519
214,092		infoGROUP, Inc	1,015
477,676	e*	Informatica Corp	6,558
431,900	a	Information Development Co	2,363
15,300		Information Services International-Dentsu Ltd	99
184,925	e	Infospace, Inc	1,396
459,598		Infosys Technologies Ltd	10,523
256,965		Infosys Technologies Ltd (ADR)	6,314
139,400	e*	Innerworkings, Inc	913
88,650	e*	Integral Systems, Inc	1,068
15,915	a,e	Intelligent Wave, Inc	2,595
183,586		Interactive Data Corp	4,527
105,058	e*	Interactive Intelligence, Inc	673
297,256	e*	Internap Network Services Corp	743
113,997	e*	Internet Brands, Inc (Class A)	663
232,231	e*	Internet Capital Group, Inc	1,266
34	e	Internet Initiative Japan, Inc	40
4,117,730	e*	Interpublic Group of Cos, Inc	16,306
278,689	*	Interwoven, Inc	3,511
44,461		Intrum Justitia AB	454
1,237,968	*	Intuit, Inc	29,451
217,277	e*	inVentiv Health, Inc	2,507
104,273	e	Iress Market Technology Ltd	374
729,527	e*	Iron Mountain, Inc	18,041
58,429	*	IT Holdings Corp	916
238,615		ITE Group plc	208
379,600	e	Jack Henry & Associates, Inc	7,368
51,449	e	JC Decaux S.A.	879
196,029	*	JDA Software Group, Inc	2,574
220,645	e	JSR Corp	2,482
1,929,058	e*	Juniper Networks, Inc	33,778
113	e	Kakaku.com, Inc	440
5,063	*	Kardex AG.	144
128,808		Kelly Services, Inc (Class A)	1,676
134,621	e*	Kenexa Corp	1,074
81,666	e*	Keynote Systems, Inc	630
159,920	*	Kforce, Inc	1,228
149,803	e*	Knot, Inc	1,246
442,933	e	Konami Corp	11,483
48,785		Kontron AG.	501
247,518	e*	Korn/Ferry International	2,827
267,129	e*	Lamar Advertising Co (Class A)	3,355
55,623		Lavendon Group plc	142
605,131	e*	Lawson Software, Inc	2,868
15,100	*	LBI International AB	24
240,484	e*	Limelight Networks, Inc	589
50,850	*	Liquidity Services, Inc	424
2,853,992	e	LogicaCMG plc	2,831
25,647	e*	MacDonald Dettwiler & Associates Ltd	453

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
379	e	Macromill, Inc	$461
209,319	e*	Magma Design Automation, Inc	214
123,085	e*	Manhattan Associates, Inc	1,946
513,241		Manpower, Inc	17,445
132,202	*	Mantech International Corp (Class A)	7,164
129,190	e	Marchex, Inc (Class B)	753
409	e*	Mastech Holdings, Inc	1
406,332	e	Mastercard, Inc (Class A)	58,077
821,012	e*	McAfee, Inc	28,382
29,900		Meitec Corp	517
506,273	e*	Mentor Graphics Corp	2,617
252,515		Michael Page International plc	780
254,278		Micro Focus International plc	1,033
45,836,106		Microsoft Corp	891,054
58,852	e*	MicroStrategy, Inc (Class A)	2,185
169,270	e*	Midway Games, Inc	32
188,650	e	Misys plc	269
113,636	e	Mitsubishi UFJ Lease & Finance Co Ltd	2,896
304	e*	Mixi Inc	1,866
296,580	e*	ModusLink Global Solutions, Inc	857
63,814	*	Monotype Imaging Holdings, Inc	370
677,595	e*	Monster Worldwide, Inc	8,192
78,900	e	Morgan Sindall plc	615
8,700	e	Moshi Moshi Hotline, Inc	234
595,188	e*	Move, Inc	952
540,070	*	MPS Group, Inc	4,067
236,642	*	MSC.Software Corp	1,581
221,427		MYOB Ltd	171
34,439	e*	NCI, Inc (Class A)	1,038
900,164	*	NCR Corp	12,728
1,721,297		NEC Corp	5,823
27,000		NEC Fielding Ltd	365
25,700		NEC Networks & System Integration Corp	314
208,339	*	Ness Technologies, Inc	892
76,631	*	Netease.com (ADR)	1,694
218,534	e*	NetFlix, Inc	6,532
132,479	*	Netscout Systems, Inc	1,142
38,048	e*	NetSuite, Inc	321
46,545	*	NHN Corp	4,920
291,758		NIC, Inc	1,342
84,000		Nihon Unisys Ltd	689
4,700	e	Nippon Kanzai Co Ltd	94
282,238	e	Nippon System Development Co Ltd	2,222
365,401		Nippon Systemware Co Ltd	1,431
16,800		Nishio Rent All Co Ltd	121
99,340		Nomura Research Institute Ltd	1,895
1,664,865	*	Novell, Inc	6,476
7,700		NS Solutions Corp	101
4,695	e	NTT Data Corp	18,916
754,168	e*	Nuance Communications, Inc	7,813
2,500	e	OBIC Business Consultants Ltd	104
29,073	e	Obic Co Ltd	4,748
1,858,820	e	Omnicom Group, Inc	50,039
309,844	e*	Omniture, Inc	3,297
186,112	*	On Assignment, Inc	1,055
131,300	e*	Online Resources Corp	622
33,291	e*	Open Text Corp	998

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
778,249	*	OpenTV Corp (Class A)	$957
44,000	*	Opera Software ASA	115
70,207	*	Opnet Technologies, Inc	692
22	e	OPT, Inc	39
26,450,604	*	Oracle Corp	468,969
231,706	e	Oracle Corp Japan	10,036
15,436		Ordina NV	61
9,669		Otsuka Corp	440
732,379	*	Parametric Technology Corp	9,265
594		Pasona Group, Inc	316
275,000	m,v	PCA Corp	2,820
111,701	e	PC-Tel, Inc	734
131,062		Pegasystems, Inc	1,620
185,558	e*	Perficient, Inc	887
508,454	*	Perot Systems Corp (Class A)	6,951
265,994	*	Phase Forward, Inc	3,330
32,057		Phoenix IT Group Ltd	80
166,770	*	Phoenix Technologies Ltd	584
2,316,000		Pico Far East Holdings Ltd	124
75,506	e*	Portfolio Recovery Associates, Inc	2,555
386,087	*	Premiere Global Services, Inc	3,324
202,693	*	Progress Software Corp	3,904
129,042	e	Promotora de Informaciones S.A.	416
73,459	*	PROS Holdings, Inc	422
20,979		Prosegur Cia de Seguridad S.A.	698
31,881	e*	Protection One, Inc	152
488,412	e	Publicis Groupe S.A.	12,489
1,124		PubliGroupe AG.	67
72,352	e	QAD, Inc	303
89,376	e	Quality Systems, Inc	3,899
400,060	*	Quest Software, Inc	5,037
96,941	e*	Rackspace Hosting, Inc	522
136,942	*	Radiant Systems, Inc	461
140,646	e*	Radisys Corp	778
14,964	e	Rakuten, Inc	9,527
31,679	e	Ramirent Oyj	148
66,344	e	Randstad Holdings NV	1,342
266,008	e*	Raser Technologies, Inc	1,008
555,852	*	RealNetworks, Inc	1,962
1,317,748	*	Red Hat, Inc	17,421
48,038	e	Renaissance Learning, Inc	432
379,822	*	Rent-A-Center, Inc	6,704
27,200	e	Ricoh Leasing Co Ltd	494
103,537	e	Rightmove plc	262
200,380	e*	RightNow Technologies, Inc	1,549
105,800	e*	Riskmetrics Group, Inc	1,575
111,685		Ritchie Bros Auctioneers, Inc	2,376
777,520	e	Robert Half International, Inc	16,188
209,538		Rollins, Inc	3,788
248,178	e*	RSC Holdings, Inc	2,114
16,550	*	S1 Corp	715
335,564	*	S1 Corp	2,648
458,069		Sage Group plc	1,120
936,100	e*	Salesforce.com, Inc	29,965
39,843	e*	Sandvine Corp	26
1,411,805	e	SAP AG.	51,230
602,496	*	Sapient Corp	2,675

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
487,410		Satyam Computer Services Ltd	$1,709
62,226	*	SDL plc	205
374,941	e	Secom Co Ltd	19,348
286,669	e	Securitas AB (B Shares)	2,413
71,919	e	Seek Ltd	158
4,851	*	SeLoger.com	71
12,363	e	SGS S.A.	12,930
2,865	e	SimCorp AS	322
44,591	e*	Sina Corp	1,032
1,455,000		Singapore Post Ltd	803
26,562		Skilled Group Ltd	26
165,466	e*	Smith Micro Software, Inc	920
6,352		Societe Des Autoroutes Paris-Rhin-Rhone	439
862,512	e	Softbank Corp	15,664
18,761		Software AG.	1,069
23,900	e	Sohgo Security Services Co Ltd	249
232,951	e*	Sohu.com, Inc	11,028
795		So-net Entertainment Corp	2,006
45	e	So-net M3, Inc	154
380,833	*	SonicWALL, Inc	1,516
1,080,210	e*	Sonus Networks, Inc	1,707
10,139		Sopra Group S.A.	352
525,618		Sorun Corp	3,057
344,017	e	Sotheby's (Class A)	3,058
108,049	e*	Sourcefire, Inc	605
20,985		Speedy Hire plc	42
311,276	*	Spherion Corp	688
126,076	e	Spotless Group Ltd	248
90,759	e*	SPSS, Inc	2,447
146,395	e	Square Enix Co Ltd	4,724
221,493	e*	SRA International, Inc (Class A)	3,821
44,653		Sthree plc	93
104,888	e*	Stratasys, Inc	1,128
63,074		STW Communications Group Ltd	30
199,952	e*	SuccessFactors, Inc	1,148
7,359,384	*	Sun Microsystems, Inc	28,113
237,246	e*	SupportSoft, Inc	529
13,182		Sword Group	180
23,733	*	SXC Health Solutions Corp	437
462,045	e*	Sybase, Inc	11,445
167,064	e*	SYKES Enterprises, Inc	3,194
4,818,113	e*	Symantec Corp	65,141
106,869	e*	Synchronoss Technologies, Inc	1,139
86,963	e*	SYNNEX Corp	985
594,664	*	Synopsys, Inc	11,013
64,674	e	Syntel, Inc	1,495
1,166,040		Taiwan Secom Co Ltd	1,688
13,750,530		Taiwan-Sogo Shinkong Security Corp	6,788
502,526	e	Take-Two Interactive Software, Inc	3,799
71,655	e	TAL International Group, Inc	1,010
164,278	e*	Taleo Corp (Class A)	1,286
195,522		Tata Consultancy Services Ltd	1,918
53,398	e*	TechTarget, Inc	231
32,989	*	Telecity Group plc	83
39,852	e	Teleperformance	1,103
260,262	*	TeleTech Holdings, Inc	2,173
725,305	e*	Temenos Group AG.	9,788

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,226,700	e	Tencent Holdings Ltd	$7,914
51,612	e	Textainer Group Holdings Ltd	547
111,501	e	TheStreet.com, Inc	324
1,342,070	e*	THQ, Inc	5,623
1,075,751	e*	TIBCO Software, Inc	5,583
55,364		Tietoenator Oyj	609
7,500		TKC	156
125,622	*	TNS, Inc	1,180
27,800	e	Tokyo Leasing Co Ltd	232
548,000	*	Tom Group Ltd	23
65,200	e	Tomra Systems ASA	223
634,429		Total System Services, Inc	8,882
10,050		TradeDoubler AB	49
185,167	e*	TradeStation Group, Inc	1,194
11,200	e	Trans Cosmos, Inc/Japan	80
97,462	e	Trend Micro, Inc	3,423
290,274	e*	TrueBlue, Inc	2,778
55,609	e*	UBISOFT Entertainment	1,078
123,680	e*	Ultimate Software Group, Inc	1,806
57,997	e*	Unica Corp	318
1,514,770	*	Unisys Corp	1,288
7,494		Unit 4 Agresso NV	82
101,793	e	United Internet AG.	921
456,506	e	United Online, Inc	2,771
237,153	e*	United Rentals, Inc	2,163
51,419		USG People NV	659
99,792		USS Co Ltd	5,295
496,253	e*	Valueclick, Inc	3,394
149,281	e*	Vasco Data Security International	1,542
142,000		Venture Corp Ltd	432
85		VeriSign Japan KK	25
670,415	e*	VeriSign, Inc	12,792
112,011		Viad Corp	2,771
124,612	e*	Vignette Corp	1,173
13,944	e*	Virtusa Corp	79
2,841,463		Visa, Inc (Class A)	149,035
98,800	*	VisionChina Media, Inc (ADR)	540
362,304	e*	VMware, Inc (Class A)	8,583
82,064	*	Vocus, Inc	1,494
76,082	e*	Volt Information Sciences, Inc	550
28,875	e*	WebMD Health Corp (Class A)	681
235,347	*	Websense, Inc	3,523
144,632	e*	Web.com Group, Inc	529
476,374	*	Wind River Systems, Inc	4,302
301,961		Wipro Ltd	1,447
41,446	e*	Wirecard AG.	242
145		Works Applications Co Ltd	87
114,693	e	Wotif.com Holdings Ltd	294
7,970,611		WPP plc	46,126
22,524	e	Yahoo! Japan Corp	9,242
8,247,293	e*	Yahoo!, Inc	100,617
		TOTAL BUSINESS SERVICES	4,287,251

CHEMICALS AND ALLIED PRODUCTS - 12.97%
10,478,988		Abbott Laboratories	559,264
73,781	b,e,m,v*	Able Laboratories, Inc	-	^
27,560	e*	Abraxis Bioscience, Inc	1,817

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
158,165	e*	Acadia Pharmaceuticals, Inc	$142
45,271		Accsys Technologies plc	101
199,358	e*	Acorda Therapeutics, Inc	4,089
117,949	e*	Actelion Ltd	6,673
12,399	e*	Acura Pharmaceuticals, Inc	91
55,000		ADEKA Corp	406
352,222	e*	Adolor Corp	585
308,104		Agrium, Inc	10,350
450,959	e	Air Liquide	41,028
1,215,931		Air Products & Chemicals, Inc	61,125
266,400		Air Water, Inc	2,375
485,273		Alapis Holding Industrial and Commercial S.A.	364
153,460	*	Albany Molecular Research, Inc	1,495
315,561	e	Albemarle Corp	7,037
1,125,454		Alberto-Culver Co	27,585
428,297	e*	Alexion Pharmaceuticals, Inc	15,500
106,882	e*	Alexza Pharmaceuticals, Inc	339
4,275	e	ALK-Abello AS	422
584,429	*	Alkermes, Inc	6,224
254,753	e*	Allos Therapeutics, Inc	1,559
224,633	e*	Alnylam Pharmaceuticals, Inc	5,555
–	e*	Alpharma, Inc (Class A)	-	^
89,645	e*	AMAG Pharmaceuticals, Inc	3,214
329,500	e*	American Oriental Bioengineering, Inc	2,237
101,894	e	American Vanguard Corp	1,192
7,823,356	*	Amgen, Inc	451,799
7,433	e*	Amicus Therapeutics, Inc	59
3,448		Amorepacific Corp	1,803
60	*	AnGes MG, Inc	90
176,630	*	Antisoma plc	60
128,756	e	Arch Chemicals, Inc	3,357
57,205	*	Ardea Biosciences, Inc	685
375,373	e*	Arena Pharmaceuticals, Inc	1,565
12,900	e	Arisawa Manufacturing Co Ltd	45
87,981	e*	Ark Therapeutics Group plc	50
43,197	e	Arkema	736
288,467	e*	Arqule, Inc	1,217
278,945	e*	Array Biopharma, Inc	1,130
1,075,492	e	Asahi Kasei Corp	4,747
345,805	*	Aspen Pharmacare Holdings Ltd	1,257
983,815		Astellas Pharma, Inc	40,270
2,950,198	e	AstraZeneca plc	119,063
343,911	e	AstraZeneca plc (ADR)	14,111
17,738	e*	Atrium Innovations, Inc	186
17,166		Auriga Industries (Class B)	295
221,471	e*	Auxilium Pharmaceuticals, Inc	6,299
186,284	e*	Aventine Renewable Energy Holdings, Inc	121
362,137	e	Avery Dennison Corp	11,853
4,418,374		Avon Products, Inc	106,174
18,208	*	Axis-Shield plc	80
4,568		Bachem Holding AG.	347
91,014	e	Balchem Corp	2,267
1,516,511		BASF AG.	58,922
2,963	e*	Basilea Pharmaceutica	421
28,157	e	Beiersdorf AG.	1,668
36,438	e*	Biodel, Inc	176
119,819	e*	BioForm Medical, Inc	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,461,478	*	Biogen Idec, Inc	$69,610
558,776	e*	BioMarin Pharmaceuticals, Inc	9,946
62,514	e*	BioMimetic Therapeutics, Inc	576
2,885		Biotest AG.	225
5,620		Biotest AG.	371
253,348	e	Biovail Corp	2,368
11,070		Boiron S.A.	267
165,851		Braskem S.A.	395
12,501,881		Bristol-Myers Squibb Co	290,669
219,911	e	Cabot Corp	3,365
95,969	e*	Cadence Pharmaceuticals, Inc	694
306,411	e*	Calgon Carbon Corp	4,706
154,907	*	Cambrex Corp	716
74,454	e*	Caraco Pharmaceutical Laboratories Ltd	441
26,532	*	Cardiome Pharma Corp	120
1,651,775		Celanese Corp (Series A)	20,532
807,677	e*	Cell Genesys, Inc	178
101,516	e*	Celldex Therapeutics, Inc	804
378,176	e*	Cephalon, Inc	29,135
388,065		CF Industries Holdings, Inc	19,077
239,240	e*	Charles River Laboratories International, Inc	6,268
360,984	e*	Chattem, Inc	25,821
29,399		Chemring Group plc	824
779,372		Chemtura Corp	1,091
26,874	e*	China Precision Steel, Inc	34
396,661		Christian Dior S.A.	22,193
195,728	e	Chugai Pharmaceutical Co Ltd	3,805
40,000	e	Chugoku Marine Paints Ltd	294
504,070	e	Church & Dwight Co, Inc	28,288
40,255	m,v*	Ciba Holding AG.	1,800
349,955		Cipla Ltd	1,340
197,319	e	Clariant AG.	1,356
982,102		Clorox Co	54,566
190	e	CMIC Co Ltd	48
3,327,002		Colgate-Palmolive Co	228,033
251,081	e*	Columbia Laboratories, Inc	319
80,595	e*	Cougar Biotechnology, Inc	2,095
82,324		Croda International	615
7,985	*	CropEnergies AG.	33
1,359,211	e	CSL Ltd	31,936
361,139	e*	Cubist Pharmaceuticals, Inc	8,725
179,791	e*	Cypress Bioscience, Inc	1,230
691,176		Cytec Industries, Inc	14,667
151,911	e*	Cytokinetics, Inc	433
101,396	e*	Cytori Therapeutics, Inc	366
38,000		Dai Nippon Toryo Co Ltd	43
217,785	e	Daicel Chemical Industries Ltd	1,032
1,104,317		Daiichi Sankyo Co Ltd	26,115
25,000		Dainichiseika Color & Chemicals Manufacturing Co Ltd	70
378,784		Dainippon Ink and Chemicals, Inc	799
807,787	e	Dainippon Sumitomo Pharma Co Ltd	7,563
89,000		Daiso Co Ltd	256
541,421	e*	Dendreon Corp	2,480
5,576	*	Devgen	27
25,505		DiaSorin S.p.A.	519
483,809	e*	Discovery Laboratories, Inc	542
84,162	e*	Dov Pharmaceutical, Inc	1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,485,648		Dow Chemical Co	$52,598
103,153		Dr Reddy's Laboratories Ltd	992
577,609		DSM NV	14,713
4,934,112		Du Pont (E.I.) de Nemours & Co	124,833
358,186	e*	Durect Corp	1,214
4,600		Earth Chemical Co Ltd	135
283,435	e	Eastman Chemical Co	8,988
1,421,412		Ecolab, Inc	49,963
230,961	e	Eisai Co Ltd	9,638
476,482	*	Elan Corp plc	2,759
308,671	e*	Elan Corp plc (ADR)	1,852
647,833		Elementis plc	347
4,879,220		Eli Lilly & Co	196,486
144,968	e*	Elizabeth Arden, Inc	1,828
94,929	e*	Emergent Biosolutions, Inc	2,479
4,172		EMS-Chemie Holding AG.	351
99,100		Engro Chemical Pakistan Ltd	121
256,476	e*	Enzon Pharmaceuticals, Inc	1,495
28		EPS Co Ltd	121
2,001	e	Eramet	384
397,663	e	Estee Lauder Cos (Class A)	12,312
761,204		Eternal Chemical Co Ltd	373
134,612	*	Facet Biotech Corp	1,291
86,066	e	FAES FARMA S.A.	367
21,800	e	Fancl Corp	290
85,500		Fauji Fertilizer Co Ltd	64
263,844	e	Ferro Corp	1,860
168,188		Fertilizantes Fosfatados S.A.	806
137,425		Filtrona plc	270
442,001		FMC Corp	19,771
2,069,938	*	Forest Laboratories, Inc	52,721
2,988,460		Formosa Chemicals & Fibre Corp	3,642
4,356,235		Formosa Plastics Corp	5,787
9,352		Fuchs Petrolub AG.	443
4,535		Fuchs Petrolub AG.	244
3,182,101	*	Genentech, Inc	263,828
26,558	e*	Genmab AS	1,031
1,361,686	*	Genzyme Corp	90,375
436,620	e*	Geron Corp	2,039
6,228,670	*	Gilead Sciences, Inc	318,534
6,245	e	Givaudan S.A.	4,935
7,544,480		GlaxoSmithKline plc	139,331
111,069		Glenmark Pharmaceuticals Ltd	675
168,846	e	Grifols S.A.	2,958
95,725	e*	GTx, Inc	1,612
17,000	e	Gun-Ei Chemical Industry Co Ltd	41
6,257		H&R WASAG AG.	96
266,079		H.B. Fuller Co	4,287
320,529	e*	Halozyme Therapeutics, Inc	1,795
68,794		Hanwha Chemical Corp	336
77,945		Haw Par Corp Ltd	196
67,101		Henkel KGaA	1,749
125,390	e	Henkel KGaA	3,928
66,452		Hikma Pharmaceuticals plc	334
970,658		Hindustan Lever Ltd	4,987
110,700		Hisamitsu Pharmaceutical Co, Inc	4,525
13,976		Honam Petrochemical Corp	587

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
640,180	*	Hospira, Inc	$17,170
755,635	e*	Human Genome Sciences, Inc	1,602
754,774	e	Huntsman Corp	2,596
149,838	e*	ICO, Inc	473
118,271	e*	Idenix Pharmaceuticals, Inc	685
148,331	e*	Idera Pharmaceuticals, Inc	1,139
208,216	e*	Idexx Laboratories, Inc	7,512
416,661	*	Immucor, Inc	11,075
238,761	e*	Immunogen, Inc	1,024
3,918,643	e	Incitec Pivot Ltd	6,803
393,886	e*	Indevus Pharmaceuticals, Inc	1,237
70,032		Innophos Holdings, Inc	1,387
164,317		Innospec, Inc	968
248,040	e*	Inspire Pharmaceuticals, Inc	893
1,663		Inter Parfums S.A.	42
57,851	e	Inter Parfums, Inc	444
87,304	*	Intercell AG.	2,746
161,768	e*	InterMune, Inc	1,712
276,850	e	International Flavors & Fragrances, Inc	8,228
265,338	e*	Inverness Medical Innovations, Inc	5,018
797,619	*	Life Technologies Corp	18,592
268,855		Ipsen	10,460
163,000	*	Ishihara Sangyo Kaisha Ltd	138
557,691		Israel Chemicals Ltd	3,883
237,056	e*	Javelin Pharmaceuticals, Inc	296
6,283	e*	Jazz Pharmaceuticals, Inc	12
14,956,337		Johnson & Johnson	894,838
85,353	e	Kaiser Aluminum Corp	1,922
99,000		Kaken Pharmaceutical Co Ltd	1,090
140,476	e	Kansai Paint Co Ltd	722
1,096,576		Kao Corp	33,309
9,500	e	Katakura Industries Co Ltd	114
51,757	e	Kemira Oyj	435
1,759,096	*	King Pharmaceuticals, Inc	18,682
518,894		Kingboard Chemical Holdings Ltd	931
44,000		Kissei Pharmaceutical Co Ltd	1,363
11,000	*	Koatsu Gas Kogyo Co Ltd	61
121,743	e	Koppers Holdings, Inc	2,632
13,900		Kose Corp	349
738,773		Kuraray Co Ltd	5,788
73,000	e	KUREHA CORP	365
162,900	e*	KV Pharmaceutical Co (Class A)	469
19,000	e	Kyorin Co Ltd	271
347,540	e	Kyowa Hakko Kogyo Co Ltd	3,649
234,078		La Seda de Barcelona S.A. (Class B)	113
118,811	e*	Landec Corp	782
827,837	e	Lanxess AG.	16,143
10,125		LG Household & Health Care Ltd	1,543
489,711	e*	Ligand Pharmaceuticals, Inc (Class B)	1,342
121,691		Linde AG.	10,213
44,500		Lintec Corp	620
160,000	e	Lion Corp	866
201,794	e	Lonza Group AG.	18,709
285,617	e	L'Oreal S.A.	24,734
392,358		Lubrizol Corp	14,278
69,465		Lupin Ltd	881
181,984		Maire Tecnimont S.p.A.	377

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
316,110		Makhteshim-Agan Industries Ltd	$1,028
10,600		Mandom Corp	302
98,798	e	Mannatech, Inc	242
272,113	e*	MannKind Corp	933
12,290	e*	MAP Pharmaceuticals, Inc	86
25,498	e*	Marshall Edwards, Inc	18
207,978	e	Martek Biosciences Corp	6,304
75,062		Mcbride plc	132
136,836	e	Meda AB (A Shares)	947
651,635	e*	Medarex, Inc	3,636
466,235	e	Mediceo Paltac Holdings Co Ltd	5,608
331,194	*	Medicines Co	4,878
335,730	e	Medicis Pharmaceutical Corp (Class A)	4,667
13,327	*	Medigene AG.	82
143,778	e*	Medivation, Inc	2,095
12,474,926		Merck & Co, Inc	379,238
51,774		Merck KGaA	4,632
229,168	e	Meridian Bioscience, Inc	5,837
319,026		Methanex Corp	3,540
191,970	e*	MiddleBrook Pharmaceuticals, Inc	288
14,800		Milbon Co Ltd	415
116,192		Minerals Technologies, Inc	4,752
41,900		Miraca Holdings, Inc	908
2,522,803	e	Mitsubishi Chemical Holdings Corp	11,179
265,337		Mitsubishi Gas Chemical Co, Inc	1,089
74,000	e	Mochida Pharmaceutical Co Ltd	894
89,963	e*	Molecular Insight Pharmaceuticals, Inc	387
123,738	e*	Momenta Pharmaceuticals, Inc	1,435
3,988,549		Monsanto Co	280,594
18,300	*	Morphosys AG.	490
801,152		Mosaic Co	27,720
6,154,422	e*	Mylan Laboratories, Inc	60,867
317,422	e*	Nabi Biopharmaceuticals	1,063
562,761	e	Nalco Holding Co	6,494
5,346,981		Nan Ya Plastics Corp	5,751
66,801	e*	Nanosphere, Inc	318
54,742	*	Natraceutical S.A.	39
138,281		Natura Cosmeticos S.A.	1,126
580,000		Natural Beauty Bio-Technology Ltd	91
427,727	*	NBTY, Inc	6,694
284,891	e*	Neurocrine Biosciences, Inc	912
75,011	e	NewMarket Corp	2,619
82,500		Nichi-iko Pharmaceutical Co Ltd	2,551
24,395	e*	NicOx S.A.	263
19,000	e	Nihon Nohyaku Co Ltd	128
58,000	e	Nihon Parkerizing Co Ltd	503
485,550	e	Nippon Chemiphar Co Ltd	1,523
160,000		Nippon Kayaku Co Ltd	840
77,000	e	Nippon Paint Co Ltd	310
75,000		Nippon Shinyaku Co Ltd	895
82,000	e	Nippon Shokubai Co Ltd	632
165,000		Nippon Soda Co Ltd	664
23,000		Nippon Synthetic Chemical Industry Co Ltd	65
62,000		Nippon Valqua Industries Ltd	163
269,943	e	Nissan Chemical Industries Ltd	2,617
47,224	e	NL Industries, Inc	633
17,700		Noevir Co Ltd	171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
357,549	e	Nova Chemicals Corp	$1,694
6,006,316		Novartis AG.	300,805
103,093		Novartis AG. (ADR)	5,130
276,095	e*	Novavax, Inc	522
134,124	e*	Noven Pharmaceuticals, Inc	1,475
574,658		Novo Nordisk AS (Class B)	29,643
43,088	e	Novozymes AS (B Shares)	3,456
342,658	*	NPS Pharmaceuticals, Inc	2,128
269,784		Nufarm Ltd	1,973
63,746		Nuplex Industries Ltd	112
104,898	*	Obagi Medical Products, Inc	783
426,333	e	Olin Corp	7,708
178,416	e*	OM Group, Inc	3,766
20,637		Omega Pharma S.A.	775
–	e*	Omrix Biopharmaceuticals, Inc	-	^
154,495		Ono Pharmaceutical Co Ltd	8,044
289,234	e*	Onyx Pharmaceuticals, Inc	9,880
32,657		OPG Groep NV	422
76,663	*	Opko Health, Inc	124
150,959	e*	Optimer Pharmaceuticals, Inc	1,828
257,146	e*	OraSure Technologies, Inc	946
104,922	e*	Orexigen Therapeutics, Inc	585
27,315	e	Oriflame Cosmetics S.A.	798
142,680		Oriola-KD Oyj (B Shares)	257
50,448		Orion Oyj (Class B)	858
339,578	e*	OSI Pharmaceuticals, Inc	13,261
77,204	e*	Osiris Therapeutics, Inc	1,479
193,765	e*	Pacific Ethanol, Inc	85
171,831	e*	Pain Therapeutics, Inc	1,017
201,232	e*	Par Pharmaceutical Cos, Inc	2,699
332,367	*	Parexel International Corp	3,227
33,958	*	Patheon, Inc	61
673,067	e	PDL BioPharma, Inc	4,160
273,576	e	Perrigo Co	8,839
79,038	*	Petkim Petrokimya Holding	237
143,777	e*	PetMed Express, Inc	2,535
39,451,068		Pfizer, Inc	698,678
86,424	e*	Pharmasset, Inc	1,133
68,835	*	Pharmaxis Ltd	58
170,310	e*	PharMerica Corp	2,669
529,188	e*	PolyOne Corp	1,667
824,749	*	Potash Corp of Saskatchewan	59,820
52,152		Potash Corp of Saskatchewan	3,819
121,292	e*	Pozen, Inc	611
1,323,032		PPG Industries, Inc	56,136
1,616,885		Praxair, Inc	95,978
186,296	*	Prestige Brands Holdings, Inc	1,965
16,801,179		Procter & Gamble Co	1,038,649
131,985	e*	Progenics Pharmaceuticals, Inc	1,361
20,135	*	Protalix BioTherapeutics, Inc	37
353,600		PTT Chemical PCL	330
106,775		PZ Cussons plc	249
74,112	*	QLT, Inc	175
331,575	e*	Questcor Pharmaceuticals, Inc	3,087
160,379	*	Quidel Corp	2,096
87,398		Ranbaxy Laboratories Ltd	453
2,873,857		Reckitt Benckiser Group plc	106,520

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
157,611		Recordati S.p.A.	$865
144,993	e*	Rexahn Pharmaceuticals, Inc	129
81,787	e*	Rhodia S.A.	512
15,181		Richter Gedeon Nyrt	2,254
1,197,026		Roche Holding AG.	185,320
230,982	*	Rockwood Holdings, Inc	2,495
539,651		Rohm & Haas Co	33,345
40,000		Rohto Pharmaceutical Co Ltd	554
440,223		RPM International, Inc	5,851
35,000		Sakai Chemical Industry Co Ltd	95
267,944	e*	Salix Pharmaceuticals Ltd	2,366
1,490,074	e	Sanofi-Aventis	94,036
97,704	e	Santen Pharmaceutical Co Ltd	2,952
24,000	e	Sanyo Chemical Industries Ltd	142
2,109		Sartorius Stedim Biotech	38
5,200	e	Sawai Pharmaceutical Co Ltd	257
8,680,900		Schering-Plough Corp	147,836
283,488	e	Scotts Miracle-Gro Co (Class A)	8,425
13,400		Seikagaku Corp	146
272,080	e	Sensient Technologies Corp	6,497
382,528	*	Sepracor, Inc	4,200
611,930	e	Sherwin-Williams Co	36,563
810,575		Shin-Etsu Chemical Co Ltd	37,409
17,200	e	Shin-Etsu Polymer Co Ltd	83
441,231		Shionogi & Co Ltd	11,395
2,482,174		Shire Ltd	36,116
367,296	e	Shire plc (ADR)	16,448
792,807	e	Shiseido Co Ltd	16,304
1,961,798		Showa Denko KK	2,841
200,969		Sidi Kerir Petrochemcials Co	377
676,029	e	Sigma-Aldrich Corp	28,555
4,844,000	e	Sinochem Hong Kong Holding Ltd	2,344
2,706,000	e	Sinopec Shanghai Petrochemical Co Ltd	695
22,731	e*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	26
105,664		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,529
478,171	e*	Solutia, Inc	2,152
103,487	e	Solvay S.A.	7,631
290,000		SP Chemicals Ltd	146
18,000	e	SSP Co Ltd	120
4,900		ST CORP	67
50,269		Stada Arzneimittel AG.	1,444
4,486	e	Stallergenes	238
8,600	e	Stella Chemifa Corp	135
35,932		Stepan Co	1,688
14,522	e*	Sucampo Pharmaceuticals, Inc (Class A)	83
1,758,665		Sumitomo Chemical Co Ltd	6,029
17,000		Sumitomo Seika Chemicals Co Ltd	51
126,800		Sun Pharmaceuticals Industries Ltd	2,769
80,807	e*	SurModics, Inc	2,042
181,102		Syngenta AG.	35,182
131,111	e*	Synta Pharmaceuticals Corp	802
204,655	e	Taisho Pharmaceutical Co Ltd	4,359
1,296,000		Taiwan Fertilizer Co Ltd	2,061
10,400	e	Taiyo Ink Manufacturing Co Ltd	200
235,343	e	Taiyo Nippon Sanso Corp	1,816
1,578,997		Takeda Pharmaceutical Co Ltd	82,301
244,136		Tanabe Seiyaku Co Ltd	3,685

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
89,218	e*	Targacept, Inc	$317
142,500		Tenma Corp	2,165
26,530		Tessenderlo Chemie NV	798
842,349		Teva Pharmaceutical Industries Ltd	36,085
1,614,712	e	Teva Pharmaceutical Industries Ltd (ADR)	68,738
24,182	e*	Theratechnologies, Inc	39
831,001	e*	Theravance, Inc	10,296
198,000		Toagosei Co Ltd	599
570,000	e	Tokai Carbon Co Ltd	2,406
450,929	e	Tokuyama Corp	3,823
16,800	e	Tokyo Ohka Kogyo Co Ltd	237
439,933	e	Toray Industries, Inc	2,239
21,400		Torii Pharmaceutical Co Ltd	339
343,750	e	Tosoh Corp	848
6,500	e	Towa Pharmaceutical Co Ltd	289
272,000	e	Toyo Ink Manufacturing Co Ltd	774
271,000	e	Toyobo Co Ltd	413
5,503	e*	Transgene S.A.	91
3,132	e	Tronox, Inc (Class B)	-	^
111,600	e	Tsumura & Co	4,142
3,906,988		UBE Industries Ltd	10,975
45,363	e	UCB S.A.	1,469
102,154	e*	Ulta Salon Cosmetics & Fragrance, Inc	846
290,740	e*	Unifi, Inc	820
69,567		Unipetrol	576
478,000		United Laboratories Ltd	126
124,180	e*	United Therapeutics Corp	7,767
171,511	f	Uralkali (GDR)	1,528
43,768	e*	USANA Health Sciences, Inc	1,499
640,864	e*	USEC, Inc	2,877
372,164	e*	Valeant Pharmaceuticals International	8,523
351,149	e	Valspar Corp	6,352
133,020	*	Vectura Group plc	98
677,884	e*	Vertex Pharmaceuticals, Inc	20,594
32,600	e	Victrex plc	225
6,011		Virbac S.A.	484
422,253	e*	Viropharma, Inc	5,498
100,859		Wacker Chemie AG.	10,800
2,637,702		Wah Lee Industrial Corp	1,672
520,557	e*	Warner Chilcott Ltd (Class A)	7,548
583,300	e*	Watson Pharmaceuticals, Inc	15,498
97,520	e	Westlake Chemical Corp	1,589
401,262	e*	WR Grace & Co	2,396
9,814,891		Wyeth	368,157
131,172	e*	Xenoport, Inc	3,290
650,758	e*	XOMA Ltd	403
231,533	e	Yara International ASA	5,093
8,831	*	Yuhan Corp	1,550
45,484		Yule Catto & Co plc	36
95,024	e	Zeltia S.A.	459
25,232		Zentiva NV	1,439
119,000	e	Zeon Corp	407
8,000		ZERIA Pharmaceutical Co Ltd	91
181,409	e*	Zymogenetics, Inc	544
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,924,955

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
COAL MINING - 0.27%
685,812	e*	Alpha Natural Resources, Inc	$11,103
100,547		Anglo Pacific Group plc	145
508,139	e	Arch Coal, Inc	8,277
716,624	e	Centennial Coal Co Ltd	1,659
55,979,400	e	China Coal Energy Co	44,565
3,234,500		China Shenhua Energy Co Ltd	6,844
35,742	*	CIC Energy Corp	54
881,666		Consol Energy, Inc	25,198
90,153		Felix Resources Ltd	553
347,746	e	Gloucester Coal Ltd	941
655,678	e*	International Coal Group, Inc	1,508
148,307	e*	James River Coal Co	2,274
122,769		Kumba Resources Ltd	955
62,226	e	MacArthur Coal Ltd	131
392,554	e	Massey Energy Co	5,413
115,000	e	Mitsui Mining Co Ltd	173
136,223	*	National Coal Corp	173
2,289,231	e	Peabody Energy Corp	52,080
17,409,194		PT Bumi Resources Tbk	1,469
901,000		PT Tambang Batubara Bukit Asam Tbk	581
748,833		Sasol Ltd	22,681
519,942	e	Sasol Ltd (ADR)	15,770
52,335	*	UK Coal plc	76
170,500	*	Western Canadian Coal Corp	98
64,582	e*	Westmoreland Coal Co	717
134,922	e	Whitehaven Coal Ltd	135
1,920,000	e	Yanzhou Coal Mining Co Ltd	1,410
		TOTAL COAL MINING	204,983

COMMUNICATIONS - 5.37%
516	*	Acotel Group S.p.A.	29
296,793	e	Adtran, Inc	4,416
1,495,411		Advanced Info Service PCL	3,375
98,866	f	AFK Sistema (GDR)	544
231,433	e	Alaska Communications Systems Group, Inc	2,171
19,612,113	e	America Movil S.A. de C.V. (Series L)	30,066
2,303,789	*	American Tower Corp (Class A)	67,547
9,811	e	Amper S.A.	62
165,520	e*	Anixter International, Inc	4,985
30,763	e	Antena 3 de Television S.A.	188
254,542	e*	Aruba Networks, Inc	649
449,800		Astro All Asia Networks plc	287
32,946,582		AT&T, Inc	938,978
57,333		Atlantic Tele-Network, Inc	1,522
109,713	*	Audiovox Corp (Class A)	550
655,644	e	Austar United Communications Ltd	338
130,146		Austereo Group Ltd	114
66,854	*	Avanzit S.A.	83
25,600	e*	Axtel SAB de CV	14
706,532		BCE, Inc	14,383
870,100		BEC World PCL	500
110,133	e	Belgacom S.A.	4,184
1,098,461		Bezeq Israeli Telecommunication Corp Ltd	1,803
70,415		Brasil Telecom Participacoes S.A.	1,779
174,460		Brasil Telecom Participacoes S.A.	1,303
161,165		Brasil Telecom S.A.	943
246,672	*	Brightpoint, Inc	1,073

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,004,681		British Sky Broadcasting plc	$6,934
58,908,824	e	BT Group plc	114,509
874,679		Cable & Wireless plc	1,968
750,978	e	Cablevision Systems Corp (Class A)	12,647
89,948		Canal Plus	515
24,447	e*	CanWest Global Communications Corp	16
96,962	e	Carphone Warehouse Group plc	125
744,800	e*	Carso Global Telecom SAB de CV (Series A1)	2,980
118,838	e*	Cbeyond Communications, Inc	1,899
3,039,690	e	CBS Corp (Class B)	24,895
42,600		Cellcom Israel Ltd	941
444,267	*	Centennial Communications Corp (Class A)	3,581
143,540	e*	Central European Media Enterprises Ltd (Class A)	3,118
31,099	*	Central European Media Enterprises Ltd (Class A)	636
758,522	e	CenturyTel, Inc	20,730
2,375,911	e*	Charter Communications, Inc (Class A)	194
1,937,100	e	China Communications Services Corp Ltd	1,215
6,768,147	e	China Mobile Hong Kong Ltd	67,942
15,211,711	e	China Telecom Corp Ltd	5,672
6,520,217	e	China Unicom Ltd	7,824
8,409,419	*	Chunghwa Telecom Co Ltd	13,709
1,459,732	e*	Cincinnati Bell, Inc	2,817
1,105,980	e*	Citadel Broadcasting Corp	177
1,446,000		Citic 1616 Holdings Ltd	187
220,655	e*	Clearwire Corp (Class A)	1,088
15,977	e	Cogeco Cable, Inc	447
159,679	*	Colt Telecom Group S.A.	154
14,897,342		Comcast Corp (Class A)	251,467
159,826	f	Comstar United Telesystems (GDR)	631
125,612	e	Consolidated Communications Holdings, Inc	1,492
60,073		Corus Entertainment, Inc (Class B)	680
151,698	e*	Cox Radio, Inc (Class A)	912
1,129,526	e*	Crown Castle International Corp	19,857
113,981	e*	Crown Media Holdings, Inc (Class A)	325
286,939	e*	CTC Media, Inc	1,377
205,653	e*	Cumulus Media, Inc (Class A)	512
7,707,726		Deutsche Telekom AG.	116,536
82,939	e*	DG FastChannel, Inc	1,035
335,900		Digi.Com BHD	2,116
2,824	*	Digital Multimedia Technologies S.p.A.	50
4,583,072	e*	DIRECTV Group, Inc	104,998
2,346,701	e*	DISH Network Corp (Class A)	26,025
31	e	Dwango Co Ltd	58
49,312		Egyptian Co for Mobile Services	1,314
41,098	e	Elisa Oyj (Series A)	715
1,221,583		Embarq Corp	43,928
108,800		Empresa Nacional de Telecomunicaciones S.A.	1,178
157,303	e	Entercom Communications Corp (Class A)	193
403,056	e*	Entravision Communications Corp (Class A)	629
133,465	e*	Equinix, Inc	7,099
136,063	e	Eutelsat Communications	3,196
530,911	e	Fairpoint Communications, Inc	1,741
3,379,262		Far EasTone Telecommunications Co Ltd	3,841
17,757		Fastweb	531
602,237	e*	FiberTower Corp	96
36,778	e	Fisher Communications, Inc	759
45,298	*	Forthnet S.A.	45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,803,409	e	France Telecom S.A.	$77,782
87,258	e*	Freenet AG.	517
1,124,595	e	Frontier Communications Corp	9,829
959		Fuji Television Network, Inc	1,372
273,427	*	General Communication, Inc (Class A)	2,212
85,487	e*	GeoEye, Inc	1,644
147,714	e*	Global Crossing Ltd	1,173
320,769		Global Payments, Inc	10,518
60,827	*	Global Traffic Network, Inc	355
83,797	*	Global Village Telecom Holding S.A.	912
143,214	e*	Globalstar, Inc	29
129,110		Globe Telecom, Inc	2,105
297,670	e	Gray Television, Inc	119
2,682,673	e	Grupo Televisa S.A.	7,909
87,515	e	Hearst-Argyle Television, Inc	530
829,425		Hellenic Telecommunications Organization S.A.	13,720
18,241	e	Hikari Tsushin, Inc	347
35,725	e*	Hughes Communications, Inc	569
12,828	e*	Hungarian Telephone & Cable	110
1,020,751	e	Hutchison Telecommunications International Ltd	274
795,787	e*	IAC/InterActiveCorp	12,518
173,371	e	Ibasis, Inc	244
606,249	e*	ICO Global Communications Holdings Ltd (Class A)	685
373,039	e*	IDT Corp (Class B)	149
12,414	e	Iliad S.A.	1,070
331,389	e	Inmarsat plc	2,246
36,000	*	Intracom Holdings S.A.	37
159,323	e	Iowa Telecommunications Services, Inc	2,275
86,803	*	iPCS, Inc	595
1,160,727		ITV plc	663
264,312	e*	j2 Global Communications, Inc	5,297
481,716	e,m,v*	Jazztel plc	108
3,749		Jupiter Telecommunications Co	3,902
298,840		Kcom Group plc	58
6,699		KDDI Corp	47,833
156,719	e*	Knology, Inc	809
145,915		KT Corp	4,352
83,518	*	KT Freetel Co Ltd	2,093
203,206	e*	Leap Wireless International, Inc	5,464
6,373,025	e*	Level 3 Communications, Inc	4,461
47,580		LG Dacom Corp	764
168,934		LG Telecom Ltd	1,345
1,280,591	e*	Liberty Global, Inc (Class A)	20,387
569,394	e*	Liberty Media Corp - Capital (Series A)	2,682
2,401,494	*	Liberty Media Corp - Entertainment (Series A)	41,978
2,578,490	*	Liberty Media Holding Corp (Interactive A)	8,045
179,873	e*	Lin TV Corp (Class A)	196
19,256		LS Cable Ltd	1,195
18,384		M6-Metropole Television	354
581,935	e	Macquarie Communications Infrastructure Group	343
480,450		Magyar Telekom	1,349
22,443	e	Manitoba Telecom Services, Inc	654
188,527		Maroc Telecom	3,611
281,521	e*	Mastec, Inc	3,260
215,162	e*	Mediacom Communications Corp (Class A)	925
244,164	e	Mediaset S.p.A.	1,407
860,825	e*	MetroPCS Communications, Inc	12,783

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
223,711		Mobile TeleSystems (ADR)	$5,969
368,000		MobileOne Ltd	378
123,023		Mobistar S.A.	8,831
38,432	e	Modern Times Group AB (B Shares)	841
1,727,855		MTN Group Ltd	20,278
421,196		Naspers Ltd (N Shares)	7,574
196,234	*	NET Servicos de Comunicacao S.A.	1,118
408,572	e*	NeuStar, Inc (Class A)	7,816
96,907	*	Neutral Tandem, Inc	1,572
182,091	e*	Nextwave Wireless, Inc	16
893,869	*	NII Holdings, Inc (Class B)	16,251
20,030		Nippon Telegraph & Telephone Corp	103,409
1,000	*	Nippon Television Network Corp	106
266,512	e*	Novatel Wireless, Inc	1,237
10,801		NRJ Group	79
161,398		NTELOS Holdings Corp	3,980
19,722		NTT DoCoMo, Inc	38,819
504,340		Orascom Telecom Holding SAE	2,787
152,324	e*	Orbcomm, Inc	329
748,651	e*	PAETEC Holding Corp	1,078
927,000	*	Pakistan Telecommunication Co Ltd	198
106,455		Partner Communications	1,733
9,841,100	*	Paxys, Inc	127
21,677,973	e	PCCW Ltd	10,349
62,317		Philippine Long Distance Telephone Co	2,848
49,008		Philippine Long Distance Telephone Co (ADR)	2,301
1,752,000		Phoenix Satellite Television Holdings Ltd	161
226,454	e	Portugal Telecom SGPS S.A.	1,911
12,644		Preformed Line Products Co	582
43,611	e*	Premiere AG.	230
65,376	e	ProSiebenSat.1 Media AG.	220
2,641,600		PT Indosat Tbk	1,405
51,776	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	267
10,869,325		PT Telekomunikasi Indonesia Tbk (Series B)	6,947
78,908	*	QSC AG.	140
7,611,648	e	Qwest Communications International, Inc	27,706
230,718	*	RCN Corp	1,361
1,497		Reply S.p.A.	35
23,685		Reverse Corp Ltd	18
839,787	e	Rogers Communications, Inc (Class B)	24,891
66,500	e	Rostelecom (ADR)	3,689
3,445,627		Royal KPN NV	49,716
35,618		Salmat Ltd	79
174,458	e*	SAVVIS, Inc	1,202
546,642	e*	SBA Communications Corp (Class A)	8,921
657,060	e	Scripps Networks Interactive (Class A)	14,455
227,285	e	SES Global S.A.	4,366
853,596	e	Seven Network Ltd	4,225
2,067	*	Seven Network Ltd	109
711,495	e	Shaw Communications, Inc (B Shares)	12,455
128,073	e	Shenandoah Telecom Co	3,592
290,017	e	Sinclair Broadcast Group, Inc (Class A)	899
9,992,905		Singapore Telecommunications Ltd	17,687
40,310		SK Telecom Co Ltd	6,700
30,000		SK Telecom Co Ltd (ADR)	545
81,006		Sky Network Television Ltd	175
1,498	e	Sky Perfect Jsat Corp	732

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
108,000		SmarTone Telecommunications Holding Ltd	$80
35,928	e	Societe Television Francaise 1	521
1,403,375	e*	SONAECOM - SGPS S.A.	1,961
17,058,197	*	Sprint Nextel Corp	31,217
1,515,000		StarHub Ltd	2,040
11,419		Swisscom AG.	3,704
107,577	e*	Switch & Data Facilities Co, Inc	795
341,718	*	Syniverse Holdings, Inc	4,080
3,823,842		Taiwan Mobile Co Ltd	5,674
78,562		Tele Norte Leste Participacoes S.A.	1,304
284,878		Tele Norte Leste Participacoes S.A.	3,935
124,230	e	Tele2 AB (B Shares)	1,124
87,800	*	Telecom Argentina S.A. (ADR) (Class B)	667
4,598,331		Telecom Corp of New Zealand Ltd	6,154
459,734		Telecom Egypt	1,356
480,183	e*	Telecom Italia Media S.p.A.	61
4,773,134	e	Telecom Italia S.p.A.	7,853
3,390,456		Telecom Italia S.p.A.	3,860
55,646		Telecom Plus plc	245
268,446	e*	TeleCommunication Systems, Inc (Class A)	2,306
109,968		Telefonica O2 Czech Republic A.S.	2,530
6,119,690		Telefonica S.A.	138,132
6,828,619	e	Telefonos de Mexico S.A. de C.V. (Series L)	7,076
7,142		Telegate AG.	61
3,814,922	e	Telekom Austria AG.	55,508
3,671,100		Telekom Malaysia BHD	3,268
753,733		Telekomunikacja Polska S.A.	4,884
57,800		Telemar Norte Leste S.A.	1,376
223,391	e	Telenet Group Holding NV	3,819
1,147,173	e	Telenor ASA	7,739
569,752	e	Telephone & Data Systems, Inc	18,090
137,776	*	Telesp Celular Participacoes S.A.	1,668
317,514		Television Broadcasts Ltd	1,034
4,216,865	e	TeliaSonera AB	21,236
307,668		Telkom S.A. Ltd	3,810
6,897,059	e	Telmex Internacional SAB de CV	3,910
8,518,291		Telstra Corp Ltd	22,746
235,026		TELUS Corp	6,644
246,589		TELUS Corp	7,425
115,856	e	Ten Network Holdings Ltd	95
276,921	e*	Terremark Worldwide, Inc	1,077
316,456	e*	TerreStar Corp	127
1,750		Thrane & Thrane AS	52
669,498		Tim Participacoes S.A.	847
2,896,183	e*	Time Warner Cable, Inc (Class A)	62,123
167,346	e*	Tiscali S.p.A.	170
556,746	e*	TiVo, Inc	3,986
27,200		Tokyo Broadcasting System, Inc	415
90,000		Total Access Communication PCL	83
9,682,000	*	True Corp PCL	504
703,790	*	Turk Telekomunikasyon AS	1,587
709,734		Turkcell Iletisim Hizmet AS	4,023
84		TV Asahi Corp	113
1,700		TV Tokyo Corp	80
150,106		TVN S.A.	682
200	e	Uralsvyazinform (ADR)	-	^
113,175	*	US Cellular Corp	4,894

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
156,831		USA Mobility, Inc	$1,815
80,096	e*	Usen Corp	100
39,928		UTV Media plc	63
15,953,258		Verizon Communications, Inc	540,816
9,083	*	VERSATEL AG.	138
3,626,289	*	Viacom, Inc (Class B)	69,117
58,808		Videsh Sanchar Nigam Ltd	606
516,050		Vimpel-Communications (ADR)	3,695
142,995	e*	Virgin Mobile USA, Inc (Class A)	120
2,260,139	e	Vivendi Universal S.A.	73,092
89,567,502		Vodafone Group plc	178,998
413,740		Vodafone Group plc (ADR)	8,457
200		VolgaTelecom (ADR)	-	^
216,685	e*	Vonage Holdings Corp	143
2,259,644		Windstream Corp	20,789
13	e*	Xanadoo Co (Class A)	4
239,619		ZEE Telefilms Ltd	688
		TOTAL COMMUNICATIONS	4,105,142

DEPOSITORY INSTITUTIONS - 8.39%
94,527	e	1st Source Corp	2,234
761,030		77 Bank Ltd	4,142
146,257	e	Abington Bancorp, Inc	1,353
328,035		ABSA Group Ltd	3,837
820,256		African Bank Investments Ltd	2,280
94,243		Agricultural Bank of Greece	183
5,100		Aichi Bank Ltd	388
1,019,241		Akbank TAS	3,156
73,000		Akita Bank Ltd	315
1,131,900		Alliance Financial Group BHD	595
3,454,591		Allied Irish Banks plc	8,312
844,289		Alpha Bank S.A.	7,863
22,060	e	Amagerbanken AS	82
125,713	e	Amcore Financial, Inc	455
76,032	e	Ameris Bancorp	901
33,754	e	Ames National Corp	896
2,500,267		AMMB Holdings BHD	1,785
101,107	e	Anchor Bancorp Wisconsin, Inc	279
697,763		Anglo Irish Bank Corp plc	166
84,000	*	Aomori Bank Ltd	379
564,834		Aozora Bank Ltd	531
43,226	e	Arrow Financial Corp	1,087
438,937	e	Associated Banc-Corp	9,187
317,562		Astoria Financial Corp	5,233
525,588	*	Asya Katilim Bankasi AS	395
34,465		Attijariwafa Bank	1,097
3,631,402	e	Australia & New Zealand Banking Group Ltd	38,711
144,000		Awa Bank Ltd	1,011
363,398	e	Banca Carige S.p.A.	884
16,220		Banca Generali SpA	64
3,898		Banca IFIS S.p.A.	34
445,597		Banca Intesa S.p.A.	1,153
12,694,578		Banca Intesa S.p.A.	46,115
855,236	e	Banca Monte dei Paschi di Siena S.p.A.	1,868
42,055		Banca Popolare dell'Etruria e del Lazio	239
183,955	e	Banca Popolare di Milano	1,106
19,537		Banca Profilo S.p.A.	13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
47,856	e	Bancfirst Corp	$2,533
230,733	e	Banche Popolari Unite Scpa	3,384
5,930,586	e	Banco Bilbao Vizcaya Argentaria S.A.	73,482
72,115	e	Banco BPI S.A.	175
1,581,550		Banco Bradesco S.A.	15,320
782,813	e*	Banco Comercial Portugues S.A.	887
35,608		Banco de Credito e Inversiones	606
874,900		Banco de Oro Universal Bank	452
291,687	e	Banco de Sabadell S.A.	1,997
166,898		Banco de Valencia S.A.	1,785
17,049		Banco di Desio e della Brianza S.p.A.	111
348,100		Banco do Brasil S.A.	2,191
189,623		Banco do Estado do Rio Grande do Sul	455
73,787	e	Banco Espirito Santo S.A.	686
1,301,467		Banco Itau Holding Financeira S.A.	14,566
186,133	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	2,673
39,600	e	Banco Macro S.A. (ADR) (Class B)	428
129,253	e	Banco Pastor S.A.	918
207,982		Banco Popolare Scarl	1,475
469,843	e	Banco Popular Espanol S.A.	4,075
23,152,915	e	Banco Santander Central Hispano S.A.	223,673
61,215,562		Banco Santander Chile S.A.	1,977
244,190		BanColombia S.A.	1,433
54,988		BanColombia S.A.	314
88,191	f	BanColombia S.A. (ADR)	2,059
281,259	e	Bancorpsouth, Inc	6,570
90,533	e	BancTrust Financial Group, Inc	1,336
90,500		Bangkok Bank PCL	182
1,401,700		Bangkok Bank PCL	2,839
229,842		Banif SGPS S.A.	348
211	*	Bank BPH S.A.	3
33,417		Bank Handlowy w Warszawie S.A.	541
1,061,104		Bank Hapoalim Ltd	2,276
1,195,573		Bank Leumi Le-Israel	2,501
294,978		Bank Millennium S.A.	287
292,315	e	Bank Mutual Corp	3,373
28,492,673		Bank of America Corp	401,177
40,972		Bank of Attica	167
2,572,500		Bank of Ayudhya PCL	681
28,270,000	e	Bank of China Ltd	7,733
6,226,022	e	Bank of Communications Co Ltd	4,491
4,250,824	e	Bank of East Asia Ltd	8,885
274,297		Bank of Hawaii Corp	12,390
8,000		Bank of Ikeda Ltd	390
548,077		Bank of Ireland	635
6,400	e	Bank of Iwate Ltd	398
698,270	e	Bank of Kyoto Ltd	7,826
978,239	e	Bank of Montreal	24,763
61,000		Bank of Nagoya Ltd	338
8,240,896		Bank of New York Mellon Corp	233,465
1,809,761	e	Bank of Nova Scotia	48,832
61,800		Bank of Okinawa Ltd	2,520
105,398	e	Bank of Queensland Ltd	730
220,000		Bank of Saga Ltd	818
65,722	e	Bank of the Ozarks, Inc	1,948
1,238,880		Bank of the Philippine Islands	1,035
253,600	e	Bank of the Ryukyus Ltd	2,502

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,793,349	e	Bank of Yokohama Ltd	$10,579
5,954,000		Bank Rakyat Indonesia	2,532
20,463		Bank Sarasin & Compagnie AG.	611
24,508		Bank Zachodni WBK S.A.	916
124,289	e	BankFinancial Corp	1,267
79,347	e	Bankinter S.A.	718
69,009	e	Banner Corp	649
2,653		Banque Cantonale Vaudoise	799
44,759	m,v	Banque Marocaine du Commerce Exterieur	1,511
14,467,808	e	Barclays plc	31,909
2,696		Basler Kantonalbank	292
2,409,946	e	BB&T Corp	66,177
375,297	e	Bendigo Bank Ltd	2,878
182,497	e*	Beneficial Mutual Bancorp, Inc	2,053
53,776	e	Berkshire Hills Bancorp, Inc	1,660
33,718		BinckBank NV	255
2,296,645	e	BNP Paribas	96,572
5,933,767		BOC Hong Kong Holdings Ltd	6,722
76,601	e	BOK Financial Corp	3,095
321,721	e	Boston Private Financial Holdings, Inc	2,201
9,748	*	BRE Bank S.A.	646
329,137	e	Brookline Bancorp, Inc	3,505
4,394	e	Brooklyn Federal Bancorp, Inc	62
35,543	e	Bryn Mawr Bank Corp	714
2,640,548		Bumiputra-Commerce Holdings BHD	4,465
23,716	*	Caja de Ahorros del Mediterraneo	186
40,592	e	Camden National Corp	1,095
521,428		Canadian Imperial Bank of Commerce/Canada	21,579
31,476	e	Canadian Western Bank	316
67,325	e	Capital City Bank Group, Inc	1,834
84,639	e	Capitol Bancorp Ltd	660
89,329	e	Capitol Federal Financial	4,073
131,372	e	Cardinal Financial Corp	748
131,386	e	Cascade Bancorp	887
33,398	e	Cass Information Systems, Inc	1,017
6,308,666		Cathay Financial Holding Co Ltd	7,016
285,182	e	Cathay General Bancorp	6,773
49,957	e	Centerstate Banks of Florida, Inc	849
155,177	e	Central Pacific Financial Corp	1,558
4,024,000		Chang Hwa Commercial Bank	1,569
125,865	e	Chemical Financial Corp	3,509
1,589,103		Chiba Bank Ltd	9,938
14,800	*	Chiba Kogyo Bank Ltd	212
6,314,000	e	China Citic Bank	2,159
35,566,545	e	China Construction Bank	19,504
8,688,449		China Development Financial Holding Corp	1,917
3,423,123	e	China Merchants Bank Co Ltd	6,343
8,686,657		Chinatrust Financial Holding Co	3,679
45,000		Chong Hing Bank Ltd	54
115,000	e	Chugoku Bank Ltd	1,777
117,000		Chukyo Bank Ltd	450
27,582,118		Citigroup, Inc	185,076
46,907	e	Citizens & Northern Corp	926
718,427	e	Citizens Republic Bancorp, Inc	2,141
75,675	e	City Bank	394
98,040	e	City Holding Co	3,410
138,929	e	City National Corp	6,766

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
70,609	e	Clifton Savings Bancorp, Inc	$837
95,909	e	CoBiz, Inc	934
1,081,571	e	Colonial Bancgroup, Inc	2,239
111,945	e	Columbia Banking System, Inc	1,336
20,507		Comdirect Bank AG.	181
699,047	e	Comerica, Inc	13,876
235,562		Commerce Bancshares, Inc	10,353
240,972		Commercial International Bank	1,627
563,818	e	Commerzbank AG.	5,357
1,662,497	e,m	Commonwealth Bank of Australia	33,498
320,624	*	Commonwealth Bank of Australia	6,460
201,612	e	Community Bank System, Inc	4,917
80,348	e	Community Trust Bancorp, Inc	2,953
196,132	e	Corus Bankshares, Inc	218
73,570		Credicorp Ltd	3,692
449,352	e	Credit Agricole S.A.	4,997
85,786		Credito Artigiano S.p.A.	242
75,527		Credito Emiliano S.p.A.	399
317,908	e	Cullen/Frost Bankers, Inc	16,112
378,797	e	CVB Financial Corp	4,508
127,980		Daegu Bank	696
116,400	e	Dah Sing Banking Group Ltd	84
80,000	e	Dah Sing Financial Holdings Ltd	205
348,000		Daishi Bank Ltd	1,547
444,783	e	Danske Bank AS	4,481
15,298		Datacash Group plc	50
2,933,599	e	DBS Group Holdings Ltd	17,144
449,222	e	Deutsche Bank AG.	17,765
26,646	e	Deutsche Postbank AG.	577
805,953	e	Dexia	3,585
137,714		Dime Community Bancshares	1,832
667,592	e	DNB NOR Holding ASA	2,649
126,942	e*	Dollar Financial Corp	1,308
2,582,408		E.Sun Financial Holding Co Ltd	687
366,867	e	East West Bancorp, Inc	5,859
365,854		EFG Eurobank Ergasias S.A.	2,899
41,438	e	EFG International	740
132,000		Ehime Bank Ltd	459
74,000		Eighteenth Bank Ltd	277
23,342	*	Emporiki Bank S.A.	185
33,775	e*	Encore Bancshares, Inc	372
50,485	e	Enterprise Financial Services Corp	769
346,700		EON Capital BHD	321
445,774	e	Erste Bank der Oesterreichischen Sparkassen AG.	10,379
99,261	e	ESSA Bancorp, Inc	1,403
259,875	e*	Euronet Worldwide, Inc	3,017
33,205	e	Farmers Capital Bank Corp	811
1,814,178	e	Fifth Third Bancorp	14,985
55,108	e	Financial Institutions, Inc	791
4,960	e	Fionia Bank AS	20
73,208	e	First Bancorp	1,343
410,421	e	First Bancorp	4,572
46,801	e	First Bancorp, Inc	931
146,991	e	First Busey Corp (Class A)	2,681
24,676		First Citizens Bancshares, Inc (Class A)	3,770
441,752	e	First Commonwealth Financial Corp	5,469
46,985	e	First Community Bancshares, Inc	1,638

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
201,718	e	First Financial Bancorp	$2,499
109,226	e	First Financial Bankshares, Inc	6,030
64,943	e	First Financial Corp	2,662
80,748	e	First Financial Holdings, Inc	1,634
126,575		First Financial Northwest, Inc	1,182
2,961,721	e	First Horizon National Corp	31,305
109,820	e	First Merchants Corp	2,439
278,355	e	First Midwest Bancorp, Inc	5,559
667,800	e	First Niagara Financial Group, Inc	10,798
122,028	e	First Place Financial Corp	467
44,347	e	First South Bancorp, Inc	557
77,342	e*	FirstFed Financial Corp	135
474,672		FirstMerit Corp	9,773
3,091,558		FirstRand Ltd	5,387
260,635	e*	Flagstar Bancorp, Inc	185
127,177	e	Flushing Financial Corp	1,521
487,429	e	FNB Corp	6,434
2,118,448		Fortis	2,736
8,016	e*	Fox Chase Bancorp, Inc	88
259,028	e	Frontier Financial Corp	1,129
518,000		Fubon Bank Hong Kong Ltd	167
4,679,818		Fubon Financial Holding Co Ltd	3,408
12,275,587		Fuhwa Financial Holdings Co Ltd	5,499
86,000		Fukui Bank Ltd	321
1,086,647		Fukuoka Financial Group, Inc	4,750
85,000		Fukushima Bank Ltd	49
726,290	e	Fulton Financial Corp	6,987
20,784	*	Geniki Bank	46
332,817	e	Glacier Bancorp, Inc	6,330
32,570		Greek Postal Savings Bank	253
58,005	e	Greene County Bancshares, Inc	785
1,401,703	e	Grupo Financiero Banorte S.A. de C.V.	2,518
400	e*	Grupo Financiero Galicia S.A. (ADR) (Class B)	1
697,368	e	Grupo Financiero Inbursa S.A.	1,629
366,001	e*	Guaranty Bancorp	732
681,408	e	Gunma Bank Ltd	4,362
324,566	e	Hachijuni Bank Ltd	1,867
139,467	e	Hancock Holding Co	6,340
1,010,096		Hang Seng Bank Ltd	13,255
196,239	e	Hanmi Financial Corp	404
199,121	e	Harleysville National Corp	2,875
293,185		HDFC Bank Ltd	6,008
78,062	e	Heartland Financial USA, Inc	1,607
60,550	e	Heritage Commerce Corp	681
54,000		Higashi-Nippon Bank Ltd	188
104,000		Higo Bank Ltd	657
357,300	e	Hiroshima Bank Ltd	1,564
288,000	e	Hokkoku Bank Ltd	1,010
336,000	e	Hokuetsu Bank Ltd	762
3,758,300		Hokuhoku Financial Group, Inc	8,897
84,848	e	Home Bancshares, Inc	2,287
26,839	e	Home Capital Group, Inc	431
10,218		Home Federal Bancorp, Inc	110
500,000		Hong Leong Bank BHD	737
313,100		Hong Leong Credit BHD	360
7,350		HQ AB	56
13,475,980		HSBC Holdings plc	128,263

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,464,440		Hua Nan Financial Holdings Co Ltd	$1,942
3,209,506		Hudson City Bancorp, Inc	51,224
1,458,002	e	Huntington Bancshares, Inc	11,168
135,000		Hyakugo Bank Ltd	817
217,000		Hyakujushi Bank Ltd	1,235
80,897	e	IBERIABANK Corp	3,883
777,563		ICICI Bank Ltd	7,152
1,193,552	e	ICICI Bank Ltd (ADR)	22,976
97,488	e	Independent Bank Corp	2,550
43,763,000	e	Industrial & Commercial Bank of China	23,039
190,750		Industrial Bank Of Korea	1,197
25,667	b,e*	IndyMac Bancorp, Inc	4
3,354		ING Bank Slaski S.A.	487
1,833,548		ING Groep NV	20,180
109,777	e	Integra Bank Corp	150
310,349		International Bancshares Corp	6,775
272,232		Investec Ltd	1,236
345,267		Investec plc	1,415
253,886	*	Investors Bancorp, Inc	3,410
511,330		Israel Discount Bank Ltd	460
200,000	e	Iyo Bank Ltd	2,489
1,044,826	e	Joyo Bank Ltd	5,942
22,032,655		JPMorgan Chase & Co	694,690
612,118		Julius Baer Holding AG.	23,724
189,000		Juroku Bank Ltd	901
17,351	e*	Jyske Bank	405
142,000		Kagawa Bank Ltd	767
167,000		Kagoshima Bank Ltd	1,395
140,000		Kansai Urban Banking Corp	216
22,100	e	Kanto Tsukuba Bank Ltd	76
5,806		KAS Bank NV	80
2,865,468		Kasikornbank PCL	3,758
92,896	e	Kearny Financial Corp	1,189
166,000		Keiyo Bank Ltd	856
2,894,911	e	Keycorp	24,665
930,000	e	Kiyo Holdings, Inc	1,423
17,793		Komercni Banka A.S.	2,899
274,842		Korea Exchange Bank	1,415
127,022		Kotak Mahindra Bank Ltd	932
2,643,900		Krung Thai Bank PCL	292
114,939	e	Lakeland Bancorp, Inc	1,294
78,767	e	Lakeland Financial Corp	1,876
18,421		Laurentian Bank of Canada	515
9,938		Liechtenstein Landesbank	478
8,640,498	e	Lloyds TSB Group plc	15,653
3,702,746	v*	Lloyds TSB Group plc	-	^
265,241	e	M&T Bank Corp	15,227
118,988	e	MainSource Financial Group, Inc	1,844
2,472,250		Malayan Banking BHD	3,644
884,797	e	Marshall & Ilsley Corp	12,069
190,130	e	MB Financial, Inc	5,314
281,805		MCB Bank Ltd	448
164,504	e	Mediobanca S.p.A.	1,692
8,448,360		Mega Financial Holding Co Ltd	2,948
30,350		Meliorbanca S.p.A.	126
52,938	e*	Meridian Interstate Bancorp, Inc	490
334,582	*	Metavante Technologies, Inc	5,390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
538,200		Metropolitan Bank & Trust	$270
170,000		Michinoku Bank Ltd	406
96,192	e	Midwest Banc Holdings, Inc	135
52,000	e	Mie Bank Ltd	213
77,000		Minato Bank Ltd	120
24,087,069	e	Mitsubishi UFJ Financial Group, Inc	151,391
2,498,800	e	Mitsui Trust Holdings, Inc	12,286
66,000		Miyazaki Bank Ltd	251
134,633		Mizrahi Tefahot Bank Ltd	693
17,687	e	Mizuho Financial Group, Inc	50,281
1,129,000	e	Mizuho Trust & Banking Co Ltd	1,432
24,000		Musashino Bank Ltd	938
141,000	e	Nanto Bank Ltd	818
122,714	e	Nara Bancorp, Inc	1,206
19,311	e	NASB Financial, Inc	521
2,288,746		National Australia Bank Ltd	33,303
283,655		National Bank of Canada	7,192
1,047,097		National Bank of Greece S.A.	19,213
174,947		National Bank Of Pakistan	111
11,191,573	e	National City Corp	20,257
457,952	e	National Penn Bancshares, Inc	6,645
356,350		Natixis	619
195,463	e	NBT Bancorp, Inc	5,465
226,364		Nedbank Group Ltd	2,338
279,351	e*	Net 1 UEPS Technologies, Inc	3,827
1,299,329	e	New York Community Bancorp, Inc	15,540
601,551	e	NewAlliance Bancshares, Inc	7,922
606,693		Nishi-Nippon City Bank Ltd	1,765
89,510	e	Nordea Bank AB	645
3,090,845	e	Nordea Bank AB	22,031
22,377	*	Northern Rock PLC	29
1,364,159		Northern Trust Corp	71,127
102,641		Northfield Bancorp, Inc	1,155
92,551	e	Northwest Bancorp, Inc	1,979
49,551		OceanFirst Financial Corp	823
216,000		Ogaki Kyoritsu Bank Ltd	1,015
67,000		Oita Bank Ltd	456
324,476	e	OKO Bank (Class A)	4,513
376,261	e	Old National Bancorp	6,833
75,913	e	Old Second Bancorp, Inc	881
133,221	e	Oriental Financial Group, Inc	806
80,118	e*	Oritani Financial Corp	1,350
306,000	e*	OTP Bank Rt	4,600
1,335,887		Oversea-Chinese Banking Corp	4,627
251,707	e	Pacific Capital Bancorp	4,249
54,763	e	Pacific Continental Corp	820
144,090	e	PacWest Bancorp	3,876
61,220	e	Park National Corp	4,393
23,957		PayPoint plc	172
43,855		Peapack Gladstone Financial Corp	1,168
26,552	e*	Pennsylvania Commerce Bancorp, Inc	708
75,996	e	Peoples Bancorp, Inc	1,454
2,049,253		People's United Financial, Inc	36,538
1,316	b,e*	PFF Bancorp, Inc	-	^
97,342	e	Piccolo Credito Valtellinese Scarl	967
118,310	e*	Pinnacle Financial Partners, Inc	3,527
101,737		Piraeus Bank S.A.	905

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,512,709	e	PNC Financial Services Group, Inc	$74,123
1,138,868		Popular, Inc	5,877
555,287		Powszechna Kasa Oszczednosci Bank Polski S.A.	6,653
105,536	e	Premierwest Bancorp	706
104,782	e	PrivateBancorp, Inc	3,401
220,489	e	Prosperity Bancshares, Inc	6,524
186,488	e	Provident Bankshares Corp	1,801
365,403		Provident Financial Services, Inc	5,591
257,294	e	Provident New York Bancorp	3,190
13,279,000		PT Bank Central Asia Tbk	4,015
1,845,000		PT Bank Danamon Indonesia Tbk	535
8,313,500		PT Bank Mandiri Persero Tbk	1,578
1,038,200		Public Bank BHD	2,626
154,360		Pusan Bank	732
57,714	e	Raiffeisen International Bank Holding AG.	1,604
2,380,468	e	Regions Financial Corp	18,949
109,570	e	Renasant Corp	1,866
66,665	e	Republic Bancorp, Inc (Class A)	1,813
4,791	e	Resona Holdings, Inc	7,087
588,400		RHB Capital BHD	663
49,361	e	Rockville Financial, Inc	690
55,315	e	Roma Financial Corp	696
5,200		Roskilde Bank	-	^
2,330,613	e	Royal Bank of Canada	68,153
135,601	e	Royal Bank of Canada	4,022
64,058		Royal Bank of Scotland Group plc	43
46,357,971		Royal Bank of Scotland Group plc	32,926
141,805	e	S&T Bancorp, Inc	5,034
74,326	e	S.Y. Bancorp, Inc	2,044
86,918	e	Sandy Spring Bancorp, Inc	1,897
110,000		San-In Godo Bank Ltd	892
37,340	e	Santander BanCorp	466
962		Sapporo Hokuyo Holdings, Inc	3,704
50,865	e,f,m,v	Sberbank (GDR)	7,258
55,750	e	SCBT Financial Corp	1,923
81,224	e	Seacoast Banking Corp of Florida	536
413	*	Seven Bank Ltd	1,579
152,000	e	Shiga Bank Ltd	998
78,000		Shikoku Bank Ltd	422
4,900		Shimizu Bank Ltd	230
4,208,212		Shin Kong Financial Holding Co Ltd	1,141
4,170,010	e	Shinsei Bank Ltd	6,600
1,564,143		Shizuoka Bank Ltd	18,177
46,000		Shonai Bank Ltd	76
44,830	e	Shore Bancshares, Inc	1,075
1,676,900		Siam Commercial Bank PCL	2,363
37,453	e	Sierra Bancorp	787
221,378	e*	Signature Bank	6,351
91,318	e	Simmons First National Corp (Class A)	2,691
6,297,947		SinoPac Financial Holdings Co Ltd	1,372
732,160	e	Skandinaviska Enskilda Banken AB (Class A)	5,910
53,182	e	Smithtown Bancorp, Inc	853
1,686,231	e	Societe Generale	84,382
429,661	e	South Financial Group, Inc	1,856
81,351	e	Southside Bancshares, Inc	1,912
87,980	e	Southwest Bancorp, Inc	1,140
1,773,022	e*	Sovereign Bancorp, Inc	5,284

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
57,000	e	Sparebanken Midt-Norge	$251
18,100		Sparebanken Nord-Norge	116
1,044		St Galler Kantonalbank	380
1,248,708		Standard Bank Group Ltd	11,211
72,969	e	State Bancorp, Inc	711
41,122		State Bank of India Ltd	1,088
14,115	e,f	State Bank of India Ltd (GDR)	776
2,761,263		State Street Corp	108,600
118,664	e	StellarOne Corp	2,005
109,018	e	Sterling Bancorp	1,530
435,439	e	Sterling Bancshares, Inc	2,647
306,428	e	Sterling Financial Corp	2,697
50,581	e	Suffolk Bancorp	1,817
13,105	e	Sumitomo Mitsui Financial Group, Inc	54,357
1,837,815		Sumitomo Trust & Banking Co Ltd	10,864
94,124	e*	Sun Bancorp, Inc	705
1,674,342		Suncorp-Metway Ltd	9,806
2,021,267	e	SunTrust Banks, Inc	59,708
839,837	e	Suruga Bank Ltd	8,343
482,682	e	Susquehanna Bancshares, Inc	7,679
186,369	e*	SVB Financial Group	4,888
174,437		Svenska Handelsbanken (A Shares)	2,885
120,100	e	Swedbank AB (A Shares)	709
63,573	e	Sydbank AS	782
956,098	e	Synovus Financial Corp	7,936
4,318,000		Taishin Financial Holdings Co Ltd	760
2,512,000	*	Taiwan Business Bank	537
4,063,401	e	TCF Financial Corp	55,506
147,572	*	Texas Capital Bancshares, Inc	1,972
417,646	e	TFS Financial Corp	5,388
19,691,100	*	TMB Bank PCL	338
57,000		Tochigi Bank Ltd	348
74,000		Toho Bank Ltd	326
90,000		Tokushima Bank Ltd	473
14,500	e	Tokyo Tomin Bank Ltd	235
35,051	e	Tompkins Trustco, Inc	2,031
1,575,746	e	Toronto-Dominion Bank	55,461
284,000	*	Towa Bank Ltd	224
115,545	e	TowneBank	2,864
85,040	e	Trico Bancshares	2,123
408,370	e	Trustco Bank Corp NY	3,884
294,647	e	Trustmark Corp	6,361
2,545,495	*	Turkiye Garanti Bankasi AS	4,288
330,561		Turkiye Halk Bankasi AS	985
1,097,257		Turkiye Is Bankasi (Series C)	2,915
785,951		Turkiye Vakiflar Bankasi Tao	596
13,457,083	*	UBS A.G.	195,792
889,420	e*	UBS AG.	12,719
647,185	e	UCBH Holdings, Inc	4,453
177,268	e	UMB Financial Corp	8,711
338,859	e	Umpqua Holdings Corp	4,903
1,162,684		Unibanco - Uniao de Bancos Brasileiros S.A.	7,404
42,784,312	e	UniCredito Italiano S.p.A	108,780
83,082	e	Union Bankshares Corp	2,060
301,512		United Bank Ltd	141
221,813	e	United Bankshares, Inc	7,369
228,161	e	United Community Banks, Inc	3,099

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
184,554	e	United Community Financial Corp	$166
115,003		United Financial Bancorp, Inc	1,741
779,320	e	United Overseas Bank Ltd	6,989
39,501	e	United Security Bancshares	458
68,753	e	Univest Corp of Pennsylvania	2,210
9,357,387		US Bancorp	234,028
204,814		UTI Bank Ltd	2,122
950,439	e	Valley National Bancorp	19,246
4,476		Verwalt & Privat-Bank AG.	597
61,229		ViewPoint Financial Group	983
31,169	e	Vontobel Holding AG.	656
915,693	e,f	VTB Bank OJSC (GDR)	1,987
16,145	e	W Holding Co, Inc	166
12,476,837	e	Wachovia Corp	69,122
293,696	e	Washington Federal, Inc	4,394
71,237	e	Washington Trust Bancorp, Inc	1,407
113,955		Waterland Financial Holdings	18
55,788	e*	Waterstone Financial, Inc	187
391,770	e	Webster Financial Corp	5,399
26,565,058		Wells Fargo & Co	783,138
143,015	e	WesBanco, Inc	3,891
91,694	e	West Bancorporation, Inc	1,123
94,006	e	West Coast Bancorp	620
156,057	e	Westamerica Bancorporation	7,982
113,400	e*	Western Alliance Bancorp	1,144
5,100,250		Western Union Co	73,138
185,577	e	Westfield Financial, Inc	1,915
2,935,536	e	Westpac Banking Corp	34,732
224,858	e	Whitney Holding Corp	3,595
232,313	e	Wilmington Trust Corp	5,167
108,754	e	Wilshire Bancorp, Inc	987
137,127	e	Wing Hang Bank Ltd	790
140,968	e	Wintrust Financial Corp	2,900
246,360		Woori Finance Holdings Co Ltd	1,281
35,619		WSFS Financial Corp	1,709
176		Yachiyo Bank Ltd	553
62,004	e	Yadkin Valley Financial Corp	884
57,000		Yamagata Bank Ltd	389
361,000		Yamaguchi Financial Group, Inc	4,060
103,000		Yamanashi Chuo Bank Ltd	607
849,564	*	Yapi ve Kredi Bankasi	1,156
442,186	e	Zions Bancorporation	10,838
		TOTAL DEPOSITORY INSTITUTIONS	6,418,976

EATING AND DRINKING PLACES - 1.02%
201,103	*	AFC Enterprises	943
2,224,000		Ajisen China Holdings Ltd	1,036
25,915	e	Autogrill S.p.A.	199
85,678	e*	BJ's Restaurants, Inc	923
170,605	e	Bob Evans Farms, Inc	3,485
963,661	e	Brinker International, Inc	10,157
88,179	e*	Buffalo Wild Wings, Inc	2,262
601,873	e	Burger King Holdings, Inc	14,373
284,000		Cafe de Coral Holdings Ltd	575
140,535	e*	California Pizza Kitchen, Inc	1,507
114,479	e	Cracker Barrel Old Country Store, Inc	2,357
147,556	*	CEC Entertainment, Inc	3,578

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
363,654	e*	Cheesecake Factory	$3,673
116,819	e*	Chipotle Mexican Grill, Inc (Class A)	7,240
392	e*	Chipotle Mexican Grill, Inc (Class B)	22
290,077		CKE Restaurants, Inc	2,518
2,100		Coco's Japan Co Ltd	45
14,500	e*	Colowide Co Ltd	87
19,973,992		Compass Group plc	98,789
2,715,893	e	Darden Restaurants, Inc	76,534
752,167	e*	Denny's Corp	1,497
82,905	e	DineEquity, Inc	958
206,832	e*	Domino's Pizza, Inc	974
23,410	e*	Einstein Noah Restaurant Group, Inc	135
1,431,144	e	Enterprise Inns plc	1,142
169,889	e	Greene King plc	965
2,700	e	Ichibanya Co Ltd	62
318,552	e*	Jack in the Box, Inc	7,037
371,200		Jollibee Foods Corp	331
4,350	e	Kappa Create Co Ltd	104
3,000		Kentucky Fried Chicken Japan Ltd	52
7,500		Kisoji Co Ltd	154
552,731	e*	Krispy Kreme Doughnuts, Inc	929
66,376	e	Landry's Restaurants, Inc	770
114,757	e*	Luby's, Inc	481
261,047		Marston's plc	439
6,342,981		McDonald's Corp	394,470
46,300	e	McDonald's Holdings Co Japan Ltd	927
116,628	e	Mitchells & Butlers plc	268
10,700	e	MOS Food Services, Inc	158
155,464		O'Charleys, Inc	311
123,059		Onex Corp	1,813
149,407	e*	Papa John's International, Inc	2,754
124,194	e*	PF Chang's China Bistro, Inc	2,601
11,100	e	Plenus Co Ltd	200
90,261	e	Punch Taverns plc	75
87,916	e*	Red Robin Gourmet Burgers, Inc	1,480
139,720		Restaurant Group plc	214
30,802	e*	Rick's Cabaret International, Inc	123
10,200	e	Royal Holdings Co Ltd	106
309,364	e*	Ruby Tuesday, Inc	483
91,608	e*	Ruth's Chris Steak House, Inc	126
25,300	e	Saizeriya Co Ltd	355
88,195	e	Sodexho Alliance S.A.	4,852
314,357	e*	Sonic Corp	3,826
5,600	e*	St Marc Holdings Co Ltd	168
119		Starbucks Coffee Japan Ltd	50
168,452	e*	Steak N Shake Co	1,002
215,000		Tao Heung Holdings Ltd	45
254,203	e*	Texas Roadhouse, Inc (Class A)	1,970
649,686	e	Tim Hortons, Inc	18,737
18,500	e	WATAMI Co Ltd	477
2,068,728	e	Wendy's/Arby's Group, Inc (Class A)	10,219
47,153	e	Wetherspoon (J.D.) plc	211
55,010		Whitbread plc	725
437	e	Yoshinoya D&C Co Ltd	522
2,639,297		Yum! Brands, Inc	83,138
43,500	e	Zensho Co Ltd	257
		TOTAL EATING AND DRINKING PLACES	778,996

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

EDUCATIONAL SERVICES - 0.18%
1,299,039	e,m,v	ABC Learning Centres Ltd	$489
3,190	*	Academedia AB (B Shares)	30
56,030	e*	American Public Education, Inc	2,084
710,793	*	Apollo Group, Inc (Class A)	54,461
109,917		Benesse Corp	4,810
424,168		CAE, Inc	2,783
397,678	e*	Career Education Corp	7,134
487,785	e*	Corinthian Colleges, Inc	7,985
319,523		DeVry, Inc	18,344
17,030	e*	Grand Canyon Education, Inc	320
198,505	e*	ITT Educational Services, Inc	18,854
34,219	e*	K12, Inc	653
46,609	e*	Learning Tree International, Inc	397
16,858	e*	Lincoln Educational Services Corp	223
70,305	e*	Princeton Review, Inc	347
838,000		Raffles Education Corp Ltd	329
60,514	e	Strayer Education, Inc	12,975
122,738	e*	Universal Technical Institute, Inc	2,107
82,735		UP, Inc	476
335,000		YBM Sisa.com, Inc	1,803
		TOTAL EDUCATIONAL SERVICES	136,604

ELECTRIC, GAS, AND SANITARY SERVICES - 5.20%
1,844,651	e	A2A S.p.A.	3,316
94,125	e	ACEA S.p.A.	1,283
13,342	e	AcegasAps S.p.A.	94
42,967		Actelios S.p.A.	186
3,549,765	e*	AES Corp	29,250
112,200		AES Tiete S.A.	714
381,480		AGL Energy Ltd	4,059
262,158		AGL Resources, Inc	8,219
41,431		Algonquin Power Income Fund	78
807,280		Allegheny Energy, Inc	27,335
133,356		Allete, Inc	4,303
438,849		Alliant Energy Corp	12,806
716,077		Ameren Corp	23,817
96,931		American Ecology Corp	1,961
2,170,932		American Electric Power Co, Inc	72,249
91,129		American States Water Co	3,005
506,125	e	American Water Works Co, Inc	10,568
458,608		Aqua America, Inc	9,443
127,662		Ascopiave S.p.A.	266
31,074		Atco Ltd (Class T)	957
411,845		Atmos Energy Corp	9,761
287,994		Avista Corp	5,581
462,816	e*	Beacon Power Corp	245
52,435	e	BFI Canada Ltd	446
13,301		BKW FMB Energie AG.	1,284
202,124	e	Black Hills Corp	5,449
34,642	e	Boralex Power Income Fund	89
8,577	*	Boralex, Inc	52
1,147,957		British Energy Group plc	12,766
112,019	e	California Water Service Group	5,201
1,956,209	e*	Calpine Corp	14,241
56,447	e*	Canadian Hydro Developers, Inc	136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
126,352		Canadian Utilities Ltd (Class A)	$4,145
121,442	*	Casella Waste Systems, Inc (Class A)	495
2,267,740		Centerpoint Energy, Inc	28,619
76,471	e	Central Vermont Public Service Corp	1,825
19,156,149		Centrica plc	73,261
22,147	e*	Ceres Power Holdings plc	26
241,790		CEZ	10,286
93,182	e	CH Energy Group, Inc	4,789
46,958		Chemtrade Logistics Income Fund	330
44,917	e	Chesapeake Utilities Corp	1,414
3,049,000	e	China Resources Power Holdings Co	5,862
3,353,848	e*	China Water Affairs Group Ltd	411
1,639,718		Chubu Electric Power Co, Inc	49,942
414,776		Chugoku Electric Power Co, Inc	10,921
34,700		Cia de Transmissao de Energia Eletrica Paulista	625
330,441	e	CIR-Compagnie Industriali Riunite S.p.A.	345
114,477	e*	Clean Energy Fuels Corp	691
112,947	e*	Clean Harbors, Inc	7,165
323,784		Cleco Corp	7,392
2,896,993	e	CLP Holdings Ltd	19,662
2,431,151	e	CMS Energy Corp	24,579
298,876		Cofide S.p.A.	158
6,447,386	*	Colbun S.A.	1,007
118,995		Companhia de Saneamento Basico do Estado de Sao Paulo	1,417
315,012		Companhia Energetica de Minas Gerais	4,292
171,788		Companhia Energetica de Sao Paulo (Class B)	1,112
107,002		Companhia Paranaense de Energia	1,101
45,289	e	Connecticut Water Service, Inc	1,069
1,014,220	e	Consolidated Edison, Inc	39,484
78,183	e	Consolidated Water Co, Inc	977
4,168,838		Constellation Energy Group, Inc	104,596
722,351		Contact Energy Ltd	3,094
623,212	e*	Covanta Holding Corp	13,686
135,500		CPFL Energia S.A.	1,752
228,191	e	Crosstex Energy, Inc	890
3,299,000	e	Datang International Power Generation Co Ltd	1,745
559,691	*	Dogan Sirketler Grubu Holdings	373
2,007,238		Dominion Resources, Inc	71,939
383,435	e	DPL, Inc	8,758
1,287,404		Drax Group plc	10,384
713,150	e	DTE Energy Co	25,438
1,350,955		DUET Group	1,629
6,789,509		Duke Energy Corp	101,911
3,817,874	e*	Dynegy, Inc (Class A)	7,636
3,865,352		E.ON AG.	151,781
6,459	e	EDF Energies Nouvelles S.A.	227
1,699,048		Edison International	54,573
64,292		EDP - Energias do Brasil S.A.	623
167,125	*	EDP Renovaveis S.A.	1,162
2,429,051	e	El Paso Corp	19,019
249,052	*	El Paso Electric Co	4,505
451,547		Electric Power Development Co	17,749
963,271	e	Electricite de France	55,568
40,000		Electricity Generating PCL	79
128,903		Eletropaulo Metropolitana de Sao Paulo S.A.	1,410
44,937	*	ElSwedy Cables Holding Co	619
184,406	e	Empire District Electric Co	3,246

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,659,545		Empresa Nacional de Electricidad S.A.	$4,192
142,566		Enagas	3,148
633,629	e	Enbridge, Inc	20,305
4,999,908		Enel S.p.A.	32,207
451,346	e	Energen Corp	13,238
1,000,986	e	Energias de Portugal S.A.	3,750
1,172,882	e	Energy Developments Ltd	1,922
20,343		Energy Savings Income Fund	144
357,888	e*	Energy World Corp Ltd	45
208,939	e	EnergySolutions, Inc	1,181
50,739	e*	EnerNOC, Inc	377
14,255,201		Enersis S.A.	3,685
11,356	*	EnerTAD S.p.A.	10
74,619		Enia S.p.A.	415
244,460		Enka Insaat ve Sanayi AS	831
837,602		Entergy Corp	69,630
565,659		Envestra Ltd	144
4,461,167	e	Exelon Corp	248,085
20,909		Fersa Energias Renovables S.A.	65
1,871,600		FirstEnergy Corp	90,922
261,315		Fortis, Inc	5,205
791,076		Fortum Oyj	17,194
2,414,648		FPL Group, Inc	121,529
303,377	e	Gas Natural SDG S.A.	8,255
4,629		Gas Plus	50
2,707,061	e	Gaz de France	132,926
469,000		Glow Energy PCL	306
13,155		Great Lakes Hydro Income Fund	170
407,001	e	Great Plains Energy, Inc	7,867
15,300	*	Greentech Energy Systems	67
3,062,000		Guangdong Investments Ltd	1,229
6,650	e	Hafslund ASA (B shares)	66
193,370		Hastie Group Ltd	175
126,318	e	Hastings Diversified Utilities Fund	192
409,965	e	Hawaiian Electric Industries, Inc	9,077
261,145	e	Hera S.p.A.	568
363,429	e	Hokkaido Electric Power Co, Inc	9,188
245,835		Hokuriku Electric Power Co	6,954
3,984,712	e	Hong Kong & China Gas Ltd	6,015
3,172,302	e	Hong Kong Electric Holdings Ltd	17,805
15,674,000	e*	Huadian Power International Co	3,741
3,034,000	e	Huaneng Power International, Inc	2,192
41,063	e	Hunting plc	247
804,848	*	Iberdrola Renovables	3,509
6,977,416		Iberdrola S.A.	65,041
249,730		Idacorp, Inc	7,355
5,900		Innergex Power Income Fund	44
417,688	e	Integrys Energy Group, Inc	17,952
415,173	*	Interconexion Electrica S.A.	1,311
700	e,m,v	Interconexion Electrica S.A.(ADR)	48
2,330,069		International Power plc	8,049
489,499		Iride S.p.A.	655
271,057	e	ITC Holdings Corp	11,840
223,000	e	Iwatani International Corp	559
45		Japan Wind Development Co Ltd	134
1,547,873		Kansai Electric Power Co, Inc	44,836
47,102		Keyera Facilities Income Fund	680

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
430,710	*	KOC Holding AS	$731
287,787		Korea Electric Power Corp	6,710
24,554		Korea Gas Corp	1,137
923,461		Kyushu Electric Power Co, Inc	24,516
133,492		Laclede Group, Inc	6,253
14,537		Lassila & Tikanoja Oyj	227
503,850	m,v	Manila Electric Co	630
717,130		MDU Resources Group, Inc	15,476
118,009	e	MGE Energy, Inc	3,894
71,294	e	Middlesex Water Co	1,228
800,830	e*	Mirant Corp	15,112
3,085,374		MMC Corp BHD	927
512,189	e	National Fuel Gas Co	16,047
3,517,804		National Grid plc	34,595
248,955		New Jersey Resources Corp	9,796
23,773	e	Newalta Income Fund	123
252,907	e	Nicor, Inc	8,786
1,536,092		NiSource, Inc	16,851
950,687	e	Northeast Utilities	22,874
39,620		Northland Power Income Fund	372
494,398	e	Northumbrian Water Group plc	1,679
157,966	e	Northwest Natural Gas Co	6,987
240,536	e	NorthWestern Corp	5,645
1,769,515	e*	NRG Energy, Inc	41,283
360,126	e	NSTAR	13,141
891,806		NTPC Ltd	3,306
281,161	e*	Ocean Power Technologies, Inc	1,881
38,255	e	Oest Elektrizitatswirts AG. (Class A)	1,769
312,270	e	OGE Energy Corp	8,050
16,300		Okinawa Electric Power Co, Inc	1,211
363,508	e	Oneok, Inc	10,585
82,974		Ormat Industries	514
114,304	e	Ormat Technologies, Inc	3,643
4,167,430	e	Osaka Gas Co Ltd	19,271
192,719	e	Otter Tail Corp	4,496
218,595	e	Pennon Group plc	1,564
994,961		Pepco Holdings, Inc	17,671
479,000		Petronas Gas BHD	1,357
2,332,869	e	PG&E Corp	90,305
87,857	e*	Pico Holdings, Inc	2,335
413,259		Piedmont Natural Gas Co, Inc	13,088
148,430	e*	Pike Electric Corp	1,826
345,695	e	Pinnacle West Capital Corp	11,107
487,867	e*	Plug Power, Inc	498
476,705	e	PNM Resources, Inc	4,805
5,791,000		PNOC Energy Development Corp	241
1,183,183		Polish Oil & Gas Co	1,438
364,576		Portland General Electric Co	7,098
2,588	*	Poweo	35
2,559,219		PPL Corp	78,542
1,399,680	e	Progress Energy, Inc	55,777
495,639	m,v*	Progress Energy, Inc	5
11,385,000		PT Perusahaan Gas Negara	1,990
178,784		Public Power Corp	2,868
4,004,421		Public Service Enterprise Group, Inc	116,809
516,447		Puget Energy, Inc	14,084
1,209,054		Questar Corp	39,524

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
362,200		Ratchaburi Electricity Generating Holding PCL	$448
85,736		Red Electrica de Espana	4,371
117,794	*	Reliance Energy Ltd	1,401
591,258	*	Reliance Natural Resources Ltd	694
1,980,439	*	Reliant Energy, Inc	11,447
4,507,056	e	Republic Services, Inc	111,730
90,911	e	Resource America, Inc (Class A)	364
499,846	e	RWE AG.	44,395
11,134		RWE AG.	840
108,000	e	Saibu Gas Co Ltd	302
516,340	e	SCANA Corp	18,382
621,795		Scottish & Southern Energy plc	10,880
1,438	e	Seche Environnement S.A.	89
6,948	e	Sechilienne-Sidec	309
1,459,149		Sempra Energy	62,204
569,633		Severn Trent plc	9,812
150,575		Shanks Group plc	236
191,835	e	Shikoku Electric Power Co, Inc	6,468
17,500		Shizuoka Gas Co Ltd	112
1,237,555		NV Energy, Inc	12,239
65,000	*	Sino-Environment Technology Group Ltd	27
70,391	e	SJW Corp	2,108
2,269,106	e	Snam Rete Gas S.p.A.	12,675
12,633	e*	Solaria Energia y Medio Ambiente S.A.	35
181,751		South Jersey Industries, Inc	7,243
2,948,476	e	Southern Co	109,094
391,416		Southern Union Co	5,104
224,856		Southwest Gas Corp	5,671
123,450	e	Southwest Water Co	398
603,048		SP AusNet	399
355,917	e*	Stericycle, Inc	18,536
83,430	e*	Suez Environnement S.A.	1,397
77,128		Tata Power Co Ltd	1,186
778,505	e	TECO Energy, Inc	9,615
1,542,575		Tenaga Nasional BHD	2,786
3,113,050		Terna Rete Elettrica Nazionale S.p.A.	10,273
1,185,000	e	Toho Gas Co Ltd	7,819
531,958		Tohoku Electric Power Co, Inc	14,390
2,688,644		Tokyo Electric Power Co, Inc	89,752
4,848,098		Tokyo Gas Co Ltd	24,574
155,696		Tractebel Energia S.A.	1,238
291,236		TransAlta Corp	5,733
670,761		UGI Corp	16,380
142,007	e	UIL Holdings Corp	4,264
77,400		Ultrapar Participacoes S.A.	1,687
16,300	*	Unified Energy System (ADR)	1,663
45,938	f,m,v*	Unified Energy System (GDR)	4,594
977,257	e	Union Fenosa S.A.	24,486
198,771	e	Unisource Energy Corp	5,836
534,486		United Utilities Group plc	4,814
8,306		Universal Energy Group Ltd	37
329,637		Vector Ltd	387
275,248	e	Vectren Corp	6,884
289,168	e	Veolia Environnement	8,923
426,695	*	Waste Connections, Inc	13,471
2,164,111		Waste Management, Inc	71,719
140,041	e*	Waste Services, Inc	921

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,134,505		Westar Energy, Inc	$23,269
274,666	e	WGL Holdings, Inc	8,979
2,225,052		Williams Cos, Inc	32,219
667,628	e	Wisconsin Energy Corp	28,027
3,922,994		Xcel Energy, Inc	72,772
7,873,522		YTL Power International	4,324
8,286	e	Zhongde Waste Technology AG.	159
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,979,585

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.47%
374,000	*	AAC Acoustic Technologies Holdings, Inc	168
6,001	e*	Aastra Technologies Ltd	58
2,342,572	e	ABB Ltd	35,725
49,672		ABB Ltd India	463
194,805	e*	Acme Packet, Inc	1,025
146,195	e*	Actel Corp	1,713
221,720	e	Acuity Brands, Inc	7,740
706,787	*	Adaptec, Inc	2,332
405,098	e*	ADC Telecommunications, Inc	2,216
220,526	*	Advanced Analogic Technologies, Inc	666
220,298	e*	Advanced Battery Technologies, Inc	586
192,380	*	Advanced Energy Industries, Inc	1,914
2,081,655	e*	Advanced Micro Devices, Inc	4,496
4,179,873		Advanced Semiconductor Engineering, Inc	1,503
92,719		Aga Rangemaster Group plc	96
6,000	e	Aiphone Co Ltd	112
119,536	e*	Airvana, Inc	732
2,882,981	e*	Alcatel S.A.	6,143
20,500	e	Alpine Electronics, Inc	165
528,692		Alps Electric Co Ltd	2,608
1,150,054	e	Altera Corp	19,217
214,504	e*	American Superconductor Corp	3,499
479,565		Ametek, Inc	14,488
733,480	e*	Amkor Technology, Inc	1,599
929,325		Amphenol Corp (Class A)	22,285
280,194	e*	Anadigics, Inc	415
1,564,900		Analog Devices, Inc	29,764
289,766	e	Ansaldo STS S.p.A.	4,107
5,214,370	*	Apple Computer, Inc	445,046
540,618	e*	Applied Micro Circuits Corp	2,125
70,232	e	Applied Signal Technology, Inc	1,260
122,183		Arcelik AS	163
856,029	e	ARM Holdings plc	1,065
725,438	*	Arris Group, Inc	5,767
11,848	e*	Ascent Solar Technologies, Inc	45
11,241	*	Ascom Holding AG.	88
6,615,150		Asustek Computer, Inc	7,418
313,163	e*	Atheros Communications, Inc	4,481
3,130,584	e*	Atmel Corp	9,799
161,266	e*	ATMI, Inc	2,488
7,037,377		AU Optronics Corp	5,297
572,930	e	AU Optronics Corp (ADR)	4,400
10,815		Austria Technologie & Systemtechnik AG.	50
11,451		Austriamicrosystems AG.	137
132,843	*	Avanex Corp	139
4,813,506		Avermedia Technologies	3,388
15,400	e	Avex Group Holdings, Inc	171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
752,147	*	Avnet, Inc	$13,697
186,659	e	AVX Corp	1,482
65		Axell Corp	224
72,056	e*	AZZ, Inc	1,809
272,846	e	Baldor Electric Co	4,870
4,350	e	Bang & Olufsen AS (B Shares)	48
4,747	e	Barco NV	118
70,127	e	Bel Fuse, Inc (Class B)	1,487
389,796	*	Benchmark Electronics, Inc	4,978
299,443	e*	BigBand Networks, Inc	1,653
576,705	e*	Bookham, Inc	260
3,433,133	*	Broadcom Corp (Class A)	58,260
605,900	e	Byd Co Ltd	993
1,987	e*	C&D Technologies, Inc	6
10,900		Canon Electronics, Inc	155
745,115	e*	Capstone Turbine Corp	626
8,954	e	Carbone Lorraine	222
164,359	*	Celestica, Inc	752
1,641	e*	Centrotherm Photovoltaics AG.	47
157,386	e*	Ceradyne, Inc	3,197
108,140	e*	Ceva, Inc	757
983,000	e*	Chartered Semiconductor Manufacturing Ltd	123
229,211	*	Checkpoint Systems, Inc	2,255
377,511		Cheng Uei Precision Industry Co Ltd	414
4,269,920		Chi Mei Optoelectronics Corp	1,405
164,529	e*	China BAK Battery, Inc	267
11,538	e,m,v*	China Energy Savings Technology, Inc	1
152,396	e*	China Security & Surveillance Technology, Inc	675
107,195	e	Chloride Group plc	222
20,854	e	Chrysalis Group plc	17
7,441,000		Chunghwa Picture Tubes Ltd	757
303,309	e*	Ciena Corp	2,032
36,067,378	*	Cisco Systems, Inc	587,898
47,000		Clarion Co Ltd	32
17,100	e	CMK Corp	51
211,575		Compal Communications, Inc	114
132,718	e*	Comtech Telecommunications Corp	6,081
104,027	e*	Conergy AG.	145
1,032,735		Cooper Industries Ltd (Class A)	30,187
9,400	e	Cosel Co Ltd	76
44,022	e*	CPI International, Inc	381
306,137	e*	Cree, Inc	4,858
55,063	e*	CSR plc	134
191,130		CTS Corp	1,053
91,221	e	Cubic Corp	2,481
774,160	e*	Cypress Semiconductor Corp	3,460
44,000	e	Daihen Corp	172
526,478		Daiichikosho Co Ltd	5,414
117,000	e	Dainippon Screen Manufacturing Co Ltd	228
31,000		Daiwa Industries Ltd	107
37,735		De'Longhi S.p.A.	77
155,723	e*	Diodes, Inc	944
316,418	e*	Dolby Laboratories, Inc (Class A)	10,366
201,822	*	DSP Group, Inc	1,619
91,989	e*	DTS, Inc	1,688
56,166		E2V Technologies plc	170
712,812		Eaton Corp	35,434

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
177,427	e*	EchoStar Corp (Class A)	$2,638
15,700	e	Eizo Nanao Corp	256
486,000		Elan Microelectronics Corp	341
151,799	*	Electro Scientific Industries, Inc	1,031
8,661		Elica S.p.A.	10
96,147	e*	Elpida Memory, Inc	595
16,300	e*	Eltek ASA	3
356,761	e*	Emcore Corp	464
85,489	*	EMS Technologies, Inc	2,212
302,210	e*	Energizer Holdings, Inc	16,362
242,652	e*	Energy Conversion Devices, Inc	6,117
150,138	e*	EnerSys	1,652
11,962	*	Entropic Communications, Inc	6
477,578		Epistar Corp	431
97,000	e	Epson Toyocom Corp	183
2,968,919	e	Ericsson (LM) (B Shares)	23,145
720,027	e*	Evergreen Solar, Inc	2,297
272,339		Everlight Electronics Co Ltd	358
25,655	*	Evertz Technologies Ltd	286
–	e	Evertz Technologies Ltd	-	^
8,157		EVS Broadcast Equipment S.A.	289
182,257	e*	Exar Corp	1,216
427,944	*	Exide Technologies	2,264
1,763,614	e*	Fairchild Semiconductor International, Inc	8,624
2,137,220	e*	Finisar Corp	812
273,648	e*	First Solar, Inc	37,752
112,570		Fisher & Paykel Appliances Holdings Ltd	89
21,000		Formosa Sumco Technology Corp	42
14,500		Foster Electric Co Ltd	113
1,921,100	e*	Foxconn International Holdings Ltd	637
502,793		Foxconn Technology Co Ltd	1,183
116,809	e	Franklin Electric Co, Inc	3,284
337,429	e*	FuelCell Energy, Inc	1,309
1,925,042	e	Fuji Electric Holdings Co Ltd	2,900
106,000	e	Fujitsu General Ltd	194
13,500	e	Funai Electric Co Ltd	279
15,500		Futaba Corp/Chiba	197
146,182	e	Gamesa Corp Tecnologica S.A.	2,665
49,795	e*	Gemalto NV	1,239
61,715,456		General Electric Co	999,790
163	e	Geo Corp	134
1,312,500		Geodesic Information Systems Ltd	1,878
10,259		Gewiss S.p.A.	38
106,269	e*	Globecomm Systems, Inc	583
150,229	e*	GN Store Nord	296
778,731	*	GrafTech International Ltd	6,479
125,268	e*	Greatbatch, Inc	3,315
6,672	e*	GreenHunter Energy, Inc	33
247,000	e	GS Yuasa Corp	1,496
117,020	e*	GT Solar International, Inc	338
4,283,727	*	GVK Power & Infrastructure Ltd	1,956
211,752		Halma plc	617
149,200	e	Hamamatsu Photonics KK	2,860
4,556,140		HannStar Display Corp	594
390,949		Harman International Industries, Inc	6,541
592,837	*	Harmonic, Inc	3,326
612,139		Harris Corp	23,292

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
159,035	e*	Harris Stratex Networks, Inc (Class A)	$821
173,424	*	Helen of Troy Ltd	3,011
845,595	e*	Hexcel Corp	6,249
708,368		High Tech Computer Corp	7,058
21,523	e	Hirose Electric Co Ltd	2,178
117,425		Hitachi Chemical Co Ltd	1,220
192,790		Hitachi High-Technologies Corp	3,087
3,844,389		Hitachi Ltd	14,920
22,200		Hitachi Maxell Ltd	207
114,003	e*	Hittite Microwave Corp	3,359
8,839,645		Hon Hai Precision Industry Co, Ltd	17,292
77,100	e	Hosiden Corp	1,219
524,806	e	Hoya Corp	9,166
7,672		Huber & Suhner AG.	270
132,975	e*	Hutchinson Technology, Inc	463
318,090	*	Hynix Semiconductor, Inc	1,743
94,950	e	Ibiden Co Ltd	1,969
18,000		Ichikoh Industries Ltd	26
4,000		Icom, Inc	85
11,100		Idec Corp	114
110,418	*	Imagination Technologies Group plc	99
171,136	e	Imation Corp	2,322
60,249		Imtech NV	1,005
59,002	e	Indesit Co S.p.A.	360
437	e	Index Corp	24
347,550	e*	Infineon Technologies AG.	468
496,854	e*	Infinera Corp	4,452
1,863,796		InnoLux Display Corp	1,377
937,100	*	Inotera Memories, Inc	230
1,272,660	*	Integrated Device Technology, Inc	7,140
35,232,517		Intel Corp	516,509
285,743	e*	InterDigital, Inc	7,858
585,998	*	International Rectifier Corp	7,911
430,298	e	Intersil Corp (Class A)	3,954
7,023		Ion Beam Applications	76
92,661	e*	IPG Photonics Corp	1,221
91,474	e*	iRobot Corp	826
128,980	e	IXYS Corp	1,065
28,000	e	Japan Aviation Electronics Industry Ltd	117
57,000		Japan Radio Co Ltd	87
248,189	e*	Jarden Corp	2,854
1,517,771	e*	JDS Uniphase Corp	5,540
1,069,086		Johnson Electric Holdings Ltd	181
856,700	e*	JVC KENWOOD Holdings, Inc	340
535,721	e*	Kemet Corp	145
266,669		Kinsus Interconnect Technology Corp	250
13,600		Koa Corp	78
792,824	e	Koninklijke Philips Electronics NV	15,242
9,850		Koor Industries Ltd	104
14,831	e	Kudelski S.A.	159
184,735	e	Kyocera Corp	13,374
924,546		L-3 Communications Holdings, Inc	68,213
110,745		Laird Group plc	221
893,572	e*	Lattice Semiconductor Corp	1,349
26,835	e	Legrand S.A.	510
332		LEM Holding S.A.	41
15,189		LG Electronics, Inc	402

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
100,454		LG Electronics, Inc	$6,100
146,715	e	Lincoln Electric Holdings, Inc	7,472
1,425,815	e	Linear Technology Corp	31,539
111,740	e*	Littelfuse, Inc	1,855
18,530		Loewe AG.	229
59,040	e*	Loral Space & Communications, Inc	858
133,340	e	LSI Industries, Inc	916
3,284,872	e*	LSI Logic Corp	10,807
18,217	e	Mabuchi Motor Co Ltd	755
3,204,437		Macronix International	845
746	*	Manz Automation AG.	44
2,267,738	*	Marvell Technology Group Ltd	15,126
384,000	*	Matsunichi Communication Holdings Ltd	233
2,322,689	e	Matsushita Electric Industrial Co Ltd	28,551
631,657		Matsushita Electric Works Ltd	5,632
264,383	e*	Mattson Technology, Inc	373
651,301		Maxim Integrated Products, Inc	7,438
97,756	e*	Maxwell Technologies, Inc	496
1,110,000		Meadville Holdings Ltd	115
1,024,769		MediaTek, Inc	6,885
130,382	e*	Medis Technologies Ltd	59
14,600	e	Megachips Corp	264
66,000		Meidensha Corp	211
3,700		Meiko Electronics Co	36
16,202		Melexis NV	113
1,276,314	e*	MEMC Electronic Materials, Inc	18,226
143,837	*	Mercury Computer Systems, Inc	908
232,352		Methode Electronics, Inc	1,566
1,196	*	Meyer Burger Technology AG.	140
289,905		Micrel, Inc	2,119
648,254	e	Microchip Technology, Inc	12,660
5,188,268	e*	Micron Technology, Inc	13,697
11,120	*	Micronas Semiconductor Holdings, Inc	33
434,425	e*	Microsemi Corp	5,491
289,233	*	Microtune, Inc	590
293,383	e*	Microvision, Inc	493
57,724	e	Millicom International Cellular S.A.	2,727
24,900	e	Mimasu Semiconductor Industry Co Ltd	237
231,704	e	Minebea Co Ltd	802
276,410	e*	MIPS Technologies, Inc	307
4,116,676		Mitsubishi Electric Corp	25,798
10,700	e	Mitsui High-Tec, Inc	58
322,852		Mitsumi Electric Co Ltd	5,653
460,080	e	Molex, Inc	6,667
162,352	e*	Monolithic Power Systems, Inc	2,047
228,393	e*	Moog, Inc (Class A)	8,352
231,145		Motech Industries, Inc	545
8,577,326		Motorola, Inc	37,998
831,389	e*	MRV Communications, Inc	640
96,709	e*	Multi-Fineline Electronix, Inc	1,131
264,791	e	Murata Manufacturing Co Ltd	10,383
174,273		Nan Ya Printed Circuit Board Corp	366
2,605,096	*	Nanya Technology Corp	479
21,584	e	National Presto Industries, Inc	1,662
1,716,956	e	National Semiconductor Corp	17,290
8,912	e*	NEC Electronics Corp	84
21,000	e*	NEC Tokin Corp	84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
196,500		Neo-Neon Holdings Ltd	$38
3,123,717	*	NetApp, Inc	43,638
95,303	e*	Netlogic Microsystems, Inc	2,098
25,550	e	Nexans S.A.	1,511
103,886	e	NGK Spark Plug Co Ltd	835
63,715	*	Nice Systems Ltd	1,400
53,100		Nichicon Corp	341
20,700	e	Nidec Copal Electronics Corp	111
161,150	e	Nidec Corp	6,302
9,300	e	Nihon Dempa Kogyo Co Ltd	110
115,000	e	Nippon Carbon Co Ltd	347
98,000	e	Nippon Chemi-Con Corp	210
23,300	e	Nissha Printing Co Ltd	927
56,000		Nissin Electric Co Ltd	250
149,983		Nitto Denko Corp	2,871
11,200	e	Nitto Kogyo Corp	102
9,850	e	NKT Holding AS	201
9,000		Nohmi Bosai Ltd	118
6,482,216	e	Nokia Oyj	101,721
242,378	e*	Nortel Networks Corp	63
464,899	e*	Novellus Systems, Inc	5,737
28,361	e*	NVE Corp	741
2,919,070	e*	Nvidia Corp	23,557
5,600	e	Obara Corp	32
148		Okinawa Cellular Telephone Co	321
268,312	e*	Omnivision Technologies, Inc	1,409
235,008	e	Omron Corp	3,158
3,050,531	e*	ON Semiconductor Corp	10,372
111,266	e*	Oplink Communications, Inc	957
124,862	e*	OpNext, Inc	219
14,598	e*	Option NV	39
175,000		Origin Electric Co Ltd	479
12,985	e*	Orion Energy Systems, Inc	70
86,830	*	OSI Systems, Inc	1,203
92,363	*	Pace plc	73
603,350		Panasonic Corp (ADR)	7,506
104,169	e	Park Electrochemical Corp	1,975
122,693	e*	Parkervision, Inc	303
10,459	*	Parrot S.A.	63
104,649	*	Pericom Semiconductor Corp	573
246,414	*	Photronics, Inc	481
181,246	e	Pioneer Corp	335
280,092		Plantronics, Inc	3,697
221,339	*	Plexus Corp	3,752
138,442	e*	PLX Technology, Inc	238
1,318,334	e*	PMC - Sierra, Inc	6,407
454,739	*	Polycom, Inc	6,144
80,609	e*	Polypore International, Inc	609
54,998	*	Powell Industries, Inc	1,596
163,786	e	Power Integrations, Inc	3,256
7,065,035	*	Powerchip Semiconductor Corp	842
457,492	e*	Power-One, Inc	544
971,525		Powertech Technology, Inc	1,616
768,356	e*	Powerwave Technologies, Inc	384
5,245,000	*	ProMOS Technologies, Inc	388
220,924		PV Crystalox Solar plc	318
47,404	e*	Q-Cells AG.	1,772

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
639,240	e*	QLogic Corp	$8,591
10,347,454		Qualcomm, Inc	370,749
2,199,102		Quanta Computer, Inc	2,319
489,910	e*	Quantum Fuel Systems Technologies Worldwide, Inc	416
365,203	e*	Rambus, Inc	5,814
93,801	e	Raven Industries, Inc	2,261
199,126		Redes Energeticas Nacionais S.A.	785
189,130	e	Regal-Beloit Corp	7,185
668,207		Reliance Communication Ventures Ltd	3,116
310,009	e*	Renewable Energy Corp AS	2,969
866,918	*	Research In Motion Ltd	34,761
161,979		Reunert Ltd	888
1,308,941	e*	RF Micro Devices, Inc	1,021
28,493	*	RHJ International	138
114,700		Richtek Technology Corp	458
2,137,038		Ricoh Co Ltd	27,390
33,700	e	Rinnai Corp	1,322
99,884	*	Rogers Corp	2,774
149,823		Rohm Co Ltd	7,564
52,627	e*	Rubicon Technology, Inc	224
13,563		Saft Groupe S.A.	364
61,035		Samsung Electro-Mechanics Co Ltd	1,643
136,553		Samsung Electronics Co Ltd	49,786
20,280		Samsung Electronics Co Ltd	4,214
33,162	*	Samsung SDI Co Ltd	1,475
97,000	e	Sanken Electric Co Ltd	382
3,756,715	*	Sanmina-SCI Corp	1,766
16,000		Sanyo Denki Co Ltd	39
1,354,325	e*	Sanyo Electric Co Ltd	2,533
421		Schweiter Technologies AG.	148
169,692	*	Seachange International, Inc	1,223
32,395		SEB S.A.	966
7,000		SEC Carbon Ltd	27
411,793	*	Semtech Corp	4,641
211,338	e*	SGL Carbon AG.	7,091
915,696	e	Sharp Corp	6,601
95,000		Shindengen Electric Manufacturing Co Ltd	173
6,700	e	Shinkawa Ltd	79
41,561	e	Shinko Electric Industries	339
7,000	e*	Shin-Kobe Electric Machinery Co Ltd	64
230,035	e*	ShoreTel, Inc	1,033
80,025		Siemens India Ltd	471
495,518	e*	Silicon Image, Inc	2,081
160,948	e*	Silicon Laboratories, Inc	3,988
565,546	*	Silicon Storage Technology, Inc	1,295
2,875,726		Siliconware Precision Industries Co	2,454
950,000		SIM Technology Group Ltd	81
158,467		Sino-American Silicon Products, Inc	325
12,053,592	e*	Sirius XM Radio, Inc	1,446
992,665	*	Skyworks Solutions, Inc	5,499
272,198	e*	Smart Modular Technologies WWH, Inc	419
2,559,368		Smiths Group plc	32,566
25,000		SMK Corp	74
30,884	e*	SOITEC	137
5,160	*	Solar Millennium AG.	85
79,710,511	e	Solomon Systech International Ltd	1,841
3,913	e*	Solon AG.	82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,446,880	e	Sony Corp	$31,646
743,558	e*	Spansion, Inc (Class A)	141
124,450	*	Standard Microsystems Corp	2,034
294,810		Stanley Electric Co Ltd	3,113
186,608	e*	Starent Networks Corp	2,226
453,568	e	STMicroelectronics NV	3,014
107,422	e*	Stoneridge, Inc	490
465,477	e	Sumco Corp	5,914
216,047	e*	Sunpower Corp (Class A)	7,994
154,799	e*	Sunpower Corp (Class B)	4,712
53,735	e*	Supertex, Inc	1,290
1,007,060	e*	Sycamore Networks, Inc	2,709
287,906	e*	Symmetricom, Inc	1,137
201,372	e*	Synaptics, Inc	3,335
104,198	e*	Synthesis Energy Systems, Inc	71
24,496,995		Taiwan Semiconductor Manufacturing Co Ltd	33,142
654,640		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5,172
86,000	e	Taiyo Yuden Co Ltd	489
98,300	e	Tandberg ASA	1,083
3,432,000	*	Tatung Co Ltd	637
222,162	e	TDK Corp	8,208
217,089		Technitrol, Inc	755
100,008	e*	Techwell, Inc	650
2,392,000		Teco Electric and Machinery Co Ltd	736
378,762	e*	Tekelec	5,053
12,516	*	Telecomunicaciones y Energia	62
319,372	e	Teleflex, Inc	16,001
1,365,856	*	Tellabs, Inc	5,627
269,710	e*	Tessera Technologies, Inc	3,204
6,626,647		Texas Instruments, Inc	102,846
8,849	e*	Theolia SA	37
288,484	*	Thomas & Betts Corp	6,929
155,045	e	Thomson	207
30,000		Toko, Inc	35
370,105	e	Tokyo Denpa Co Ltd	2,054
136,000		Toshiba TEC Corp	410
33,300	e	Toyo Corp/Chuo-ku	447
7,200	e	Toyo Tanso Co Ltd	278
182,600	e	Toyota Boshoku Corp	1,488
322,595		Transcend Information, Inc	595
80,402	e*	Transmeta Corp	1,463
509,215	*	Trident Microsystems, Inc	962
361,275		Tripod Technology Corp	354
801,535	*	Triquint Semiconductor, Inc	2,757
78,000		Truly International Holdings	42
212,739		TT electronics plc	107
264,245	e*	TTM Technologies, Inc	1,377
2,243,443		Tyco Electronics Ltd	36,366
118,414	*	Ultra Clean Holdings	238
76,843	e*	Ultralife Corp	1,030
24,000	e	Uniden Corp	38
893,946		Unimicron Technology Corp	370
2,335	e*	United Capital Corp	42
13,074,022		United Microelectronics Corp	2,960
134,305	e*	Universal Display Corp	1,269
65,434	e*	Universal Electronics, Inc	1,061
320,560	e*	US Geothermal, Inc	266

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,244,075	e	Ushio, Inc	$16,437
721,183	e*	Utstarcom, Inc	1,334
4,458		Vacon plc	116
269,668	e*	Valence Technology, Inc	491
687,743		Vanguard International Semiconductor Corp	156
327,137	e*	Varian Semiconductor Equipment Associates, Inc	5,928
139,337	*	Viasat, Inc	3,355
109,918	e	Vicor Corp	727
1,458,018	*	Vishay Intertechnology, Inc	4,986
161,564	e*	Volterra Semiconductor Corp	1,155
119,000	e	Vtech Holdings Ltd	504
3,069	e*	Wavecom S.A.	35
296,044	e	Whirlpool Corp	12,241
46,782	*	Wolfson Microelectronics plc	54
56,490		Woongjin Coway Co Ltd	1,211
1,248,360	e	Xilinx, Inc	22,246
15,750	m,v*	Ya Hsin Industrial Co Ltd	3
563,860	e	Yaskawa Electric Corp	2,277
25		Zappallas, Inc	59
13,000		Zinwell Corp	14
135,729	e*	Zoltek Cos, Inc	1,220
290,750	e*	Zoran Corp	1,986
1,130,240	e	ZTE Corp	2,960
37,492		Zumtobel AG.	300
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,948,932

ENGINEERING AND MANAGEMENT SERVICES - 1.17%
22,295		Aangpanneforeningen AB (B Shares)	342
144,598	e*	Accelrys, Inc	630
3,986,577		Accenture Ltd (Class A)	130,720
111,959	*	Advisory Board Co	2,497
509,074	e*	Aecom Technology Corp	15,644
295,800	e	Aeon Mall Co Ltd	5,718
61,145		Aero Inventory plc	201
54,456	e*	Affymax, Inc	544
15,467	*	Alten	327
481,362	e*	Amylin Pharmaceuticals, Inc	5,223
23,351		Arcadis NV	305
572,504	e*	Ariad Pharmaceuticals, Inc	487
7,982	e*	Arpida Ltd	6
31,921		Assystem	247
103,654		Atkins WS plc	1,000
42,080		Ausenco Ltd	64
456,904		Australian Wealth Management Ltd	350
222,422	e	Babcock International Group	1,517
3,301	*	Bavarian Nordic AS	82
41,562		Bilfinger Berger AG.	2,225
15,600	*	Blom AS	32
87,586		Bure Equity AB	278
453,010	e	Cap Gemini S.A.	17,317
399,887		Capita Group plc	4,243
109,830		CDI Corp	1,421
440,136	*	Celera Corp	4,899
2,474,603	*	Celgene Corp	136,796
97,791	e*	China Architectural Engineering, Inc	241
8,853	e*	China Direct, Inc	13
4,076,000	e*	China Railway Group Ltd	2,824

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
111,396	e*	comScore, Inc	$1,420
60,341	*	Cornell Cos, Inc	1,122
136,216	e	Corporate Executive Board Co	3,005
62,916	e*	CRA International, Inc	1,694
371,677	e*	CV Therapeutics, Inc	3,423
1,862	*	Cytos Biotechnology AG.	45
182,445		Daewoo Engineering & Construction Co Ltd	1,320
12,380	a,e*	Digital Garage, Inc	11,173
12,927		Dinamia	167
1,116,747		Downer EDI Ltd	2,982
24,690	v*	DTZ Holdings plc	-	^
14,109		DTZ Holdings plc	6
360,784	e*	Dyax Corp	1,313
258,345	*	eResearch Technology, Inc	1,713
3,195	e	Eurofins Scientific	157
513,781	e*	Exelixis, Inc	2,579
100,616	*	Exponent, Inc	3,027
1,030,494		Fluor Corp	46,238
108,047		Fugro NV	3,077
180,859	e*	Furmanite Corp	975
671,914	e*	Genpact Ltd	5,523
405,214	*	Gen-Probe, Inc	17,359
18,344		GFK AG.	563
1,280,162	e	GRD Ltd	250
278,295		Groupe Aeroplan, Inc	1,957
78,991	e	Hargreaves Lansdown plc	184
638,861	*	Hewitt Associates, Inc (Class A)	18,131
138,091	e*	Hill International, Inc	972
105,115	e*	Huron Consulting Group, Inc	6,020
63,739		Hyundai Development Co	1,688
28,739	e*	ICF International, Inc	706
2,717	m,v*	Icon plc	45
888		IDB Development Corp Ltd	7
372,780	e*	Incyte Corp	1,413
263,094	e	Intertek Group plc	2,966
23,000		IPSOS	616
566,976	e*	Isis Pharmaceuticals, Inc	8,040
543,245	e*	Jacobs Engineering Group, Inc	26,130
564,158		JGC Corp	8,443
376,335		John Wood Group plc	1,019
3,957		Kapsch TrafficCom AG.	90
2,009,688	e	KBR, Inc	30,547
42,190		Keller Group plc	349
80,140	e*	Kendle International, Inc	2,061
30,337		Kumho Industrial Co Ltd	321
51,149	e	Landauer, Inc	3,749
127,506	e*	LECG Corp	856
438,335	e*	Lexicon Pharmaceuticals, Inc	614
232,628	e*	Luminex Corp	4,969
104,880		MAXIMUS, Inc	3,682
163,234	e*	Maxygen, Inc	1,456
977,180	e*	McDermott International, Inc	9,655
10,079	e	Medion AG.	90
66,899	*	Michael Baker Corp	2,469
196,565		Mitie Group	581
49,134	e	Monadelphous Group Ltd	231
915,640	e	Moody's Corp	18,395

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
45,826	e	Mouchel Group plc	$225
266,366	e*	Myriad Genetics, Inc	17,649
2,229	e	National Research Corp	65
281,415	e*	Navigant Consulting, Inc	4,466
5,775	*	NeuroSearch AS	151
9,100	e	Nichii Gakkan Co	132
14,000	e	Nippon Densetsu Kogyo Co Ltd	165
30,800	e	NPC, Inc	1,570
633,271		NRW Holdings Ltd	95
157,597	e*	Omnicell, Inc	1,924
8,000		Oyo Corp	105
1,292,249	e	Paychex, Inc	33,960
242,177		Petrofac Ltd	1,205
64,015	e*	PharmaNet Development Group, Inc	58
36,665		Poyry Oyj	402
159,786	e*	PRG-Schultz International, Inc	652
115,337	*	Programmed Maintenance Services Ltd	244
457,965	e	QinetiQ plc	1,045
550,957		Quest Diagnostics, Inc	28,600
369,273	e*	Regeneron Pharmaceuticals, Inc	6,780
2,152,000	*	Regent Pacific Group Ltd	41
1,119,074	e*	Rentech, Inc	761
203,799	e*	Repligen Corp	770
231,523	e*	Resources Connection, Inc	3,792
162,181	e*	Rigel Pharmaceuticals, Inc	1,297
125,000		Road King Infrastructure	47
119,474		Robert Walters plc	175
106,000		Rotary Engineering Ltd	18
189,497		RPS Group plc	381
259,330	e*	RTI Biologics, Inc	716
56,864	e	SAI Global Ltd	93
1,490,670	*	SAIC, Inc	29,038
35,287		Samsung Engineering Co Ltd	1,255
207,393	e*	Sangamo Biosciences, Inc	722
276,107	e*	Savient Pharmaceuticals, Inc	1,598
231,064		Savills plc	743
84,680		Scott Wilson Group plc	116
374,978	e*	Seattle Genetics, Inc	3,352
2,559,912		SembCorp Industries Ltd	4,122
319,793	e*	Sequenom, Inc	6,344
1,483,472		Serco Group plc	9,609
2,358,393	e*	Shaw Group, Inc	48,276
5,000	e	Shin Nippon Biomedical Laboratories Ltd	40
37,000		Shinko Plantech Co Ltd	315
40,000		Shui On Construction and Materials Ltd	31
51,191	*	Silex Systems Ltd	104
187,478	e	SNC-Lavalin Group, Inc	6,028
57,510	e*	Stanley, Inc	2,083
19,945	e*	Stantec, Inc	487
15,272		Strabag SE	357
132,000	*	Swiber Holdings Ltd	51
168,921	e*	Symyx Technologies, Inc	1,003
35	*	Takara Bio, Inc	70
23,384	m,v	Taylor Nelson Sofres plc	81
320,970		Tecan Group AG.	11,904
52,883	e*	Tejon Ranch Co	1,308
372,626	e*	Tetra Tech, Inc	8,999

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,880	*	ThromboGenics NV	$67
717,957	e	Toyo Engineering Corp	2,240
192,975	e	Transfield Services Ltd	245
15,331	e	Trevi Finanziaria S.p.A.	164
122,505	e	United Group Ltd	705
472,389	e*	URS Corp	19,259
644,000		Value Partners Group Ltd	206
295,024	e*	VCA Antech, Inc	5,865
22,222		VSE Corp	872
92,035	e	VT Group plc	737
252,407	e	Watson Wyatt & Co Holdings (Class A)	12,070
199,037	e	WorleyParsons Ltd	1,961
38,855		WSP Group plc	113
155,936	e	Xchanging plc	528
906,600		Zelan BHD	231
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	894,659

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
155,325	e	Transpacific Industries Group Ltd	353
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	353

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.00%**
153,900	e	Nippon Suisan Kaisha Ltd	398
		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL	398

FABRICATED METAL PRODUCTS - 0.53%
590		AFG Arbonia-Forster Hldg	73
30,000		Aica Kogyo Co Ltd	335
107,865	e*	Akeena Solar, Inc	186
130,416	e*	Alliant Techsystems, Inc	11,184
1,868,907	e	Amcor Ltd	7,557
52,576		Ameron International Corp	3,308
121,700	m,v*	Anglo Ferrous Brazil S.A.	1,493
267,594	e	Aptargroup, Inc	9,430
27,000		Asahi Organic Chemicals Industry Co Ltd	90
388,675		Ball Corp	16,165
128,955		Bharat Heavy Electricals	3,607
15,000	e	Bunka Shutter Co Ltd	65
16,753	e*	Bway Holding Co	133
8,100		Cardo AB	121
21,794	e	CCL Industries	441
201,093	*	Chart Industries, Inc	2,138
792,412		China International Marine Containers Co Ltd (Class B)	429
7,500		Chofu Seisakusho Co Ltd	185
129,725		CIRCOR International, Inc	3,567
395,275	e	Commercial Metals Co	4,692
115,514	*	Commercial Vehicle Group, Inc	107
260,344		Crane Co	4,488
1,851,990	*	Crown Holdings, Inc	35,558
65,870	e	Dynamic Materials Corp	1,272
1,200		Furuya Metal Co Ltd	107
35,260	e*	Geberit AG.	3,813
13,375		Gerresheimer AG.	364
1,081,029	e	Goodpack Ltd	623
262,058	e*	Griffon Corp	2,445
90,044		Gulf Island Fabrication, Inc	1,298
11,600		Gunnebo AB	24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
77,291		Hill & Smith Holdings plc	$223
9,000	e	Hisaka Works Ltd	120
101,000		Hitachi Cable Ltd	227
112,000	e	Hitachi Metals Ltd	521
3,335,183		Illinois Tool Works, Inc	116,898
86,647	e	Insteel Industries, Inc	978
61,413		Jindal Steel & Power Ltd	1,149
185,854		JS Group Corp	2,872
56,000	e	Kitz Corp	174
79,040	*	Ladish Co, Inc	1,095
42,978		Landi Renzo S.p.A.	203
9,606		LISI	327
25,631	e*	Martinrea International, Inc	47
22,400	e	Miura Co Ltd	556
176,362	e*	Mobile Mini, Inc	2,543
669,175	e	Mueller Water Products, Inc (Class A)	5,621
113,593	e*	NCI Building Systems, Inc	1,852
28,500	e	Nibe Industrier AB (Series B)	164
981,304		Parker Hannifin Corp	41,745
52,350	e*	Park-Ohio Holdings Corp	323
1,081,645		Pentair, Inc	25,603
15,139		Permasteelisa S.p.A	209
789		Phoenix Mecano AG.	235
201,166		Quanex Building Products Corp	1,885
863,603		Rexam plc	4,358
106,673	e	Rotork plc	1,214
2,161		Sabaf S.p.A.	46
85,896		Salzgitter AG.	6,676
95,000		Sankyo-Tateyama Holdings, Inc	89
145,000		Sanwa Shutter Corp	558
1,099,442		Shin Zu Shing Co Ltd	2,747
158,566		Silgan Holdings, Inc	7,581
201,511	e	Simpson Manufacturing Co, Inc	5,594
176,000	e	Singamas Container Holdings Ltd	11
193,286	e*	Smith & Wesson Holding Corp	439
200,669	e	Snap-On, Inc	7,902
5,617	*	Socotherm S.p.A.	11
367,875	e	Ssab Svenskt Stal AB (Series A)	3,262
1,175,299	e	Ssab Svenskt Stal AB (Series B)	9,799
496,013	e	Stanley Works	16,914
73,474	e	Sun Hydraulics Corp	1,384
298,384	e*	Taser International, Inc	1,576
19,400		Tocalo Co Ltd	172
120,000		Toyo Kanetsu K K	239
127,894		Toyo Seikan Kaisha Ltd	2,217
71,030	e*	Trimas Corp	98
9,000		Tsukishima Kikai Co Ltd	61
78,462	e	Valmont Industries, Inc	4,815
50,223		Viohalco S.A.	288
169,326	e	Watts Water Technologies, Inc (Class A)	4,228
		TOTAL FABRICATED METAL PRODUCTS	403,147

FISHING, HUNTING, AND TRAPPING - 0.00%**
80,000	*	China Fishery Group Ltd	35
24,000	*	Copeinca ASA	29
45,334	e*	HQ Sustainable Maritime Industries, Inc	355
		TOTAL FISHING, HUNTING, AND TRAPPING	419

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
FOOD AND KINDRED PRODUCTS - 4.08%
105,778	e*	AgFeed Industries, Inc	$170
1,478	e	Agrana Beteiligungs AG.	78
644,072	e	Ajinomoto Co, Inc	7,030
10,390	e	Aker ASA (A Shares)	208
37,691	e*	American Dairy, Inc	567
217,300		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,450
607,496	e*	Anheuser-Busch InBev NV	3
4,170,918		Archer Daniels Midland Co	120,248
8,900	e	Ariake Japan Co Ltd	168
71,510	*	Aryzta AG.	2,298
1,537,413	e	Asahi Breweries Ltd	26,582
260,400		Asiatic Development BHD	267
333,140		Associated British Foods plc	3,496
15,818	e	Atria Group plc	258
65,100	e	Austevoll Seafood ASA	104
112,710	e	B&G Foods, Inc (Class A)	609
1,453	e	Barry Callebaut AG.	951
439,500		Beijing Enterprises Holdings Ltd	1,792
288,421		Bidvest Group Ltd	3,274
2,684		Bonduelle S.C.A.	219
7,225		Bongrain S.A.	480
42,244	e*	Boston Beer Co, Inc (Class A)	1,200
76,453	e	Britvic plc	291
700,353	e	Bunge Ltd	36,257
165,905		C&C Group plc	334
1,227,178		Cadbury plc	10,683
832,782	e	Campbell Soup Co	24,992
24,451	e	Campofrio Alimentacion S.A.	257
314,773	e	Carlsberg AS (Class B)	10,290
381,725	e*	Central Garden and Pet Co (Class A)	2,252
1,993,000	*	China Agri-Industries Holdings Ltd	990
1,162,500		China Huiyuan Juice Group Ltd	1,453
1,012,100	e	China Yurun Food Group Ltd	1,190
8,049	*	CJ CheilJedang Corp	1,167
227,713		Coca Cola Hellenic Bottling Co S.A.	3,292
985,128		Coca-Cola Amatil Ltd	6,312
23,262	e	Coca-Cola Bottling Co Consolidated	1,069
28	e	Coca-Cola Central Japan Co Ltd	200
13,411,185		Coca-Cola Co	607,124
2,150,116	e	Coca-Cola Enterprises, Inc	25,866
280,232		Coca-Cola Femsa S.A. de C.V. (Series L)	1,219
48,526		Coca-Cola Icecek AS	200
39,167	e	Coca-Cola West Japan Co Ltd	847
161,639		Companhia de Bebidas das Americas	7,024
1,798,575		ConAgra Foods, Inc	29,676
756,580	e*	Constellation Brands, Inc (Class A)	11,931
788,933	e	Corn Products International, Inc	22,761
83,135	*	Cosan SA Industria e Comercio	401
26,670		Cranswick plc	224
36,933	e	CSM	590
994,502	e	CSR Ltd	1,220
494,460	*	Darling International, Inc	2,715
123,684	e	Davide Campari-Milano S.p.A.	857
1,382,161		Del Monte Foods Co	9,869
72,844		Devro plc	83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,736,361		Diageo plc	$51,625
107,337	e	Diamond Foods, Inc	2,163
36,600	e	Doutor Nichires Holdings Co Ltd	801
1,242,329	*	Dr Pepper Snapple Group, Inc	20,188
3,800	e	Dydo Drinco, Inc	120
68,484	e	Ebro Puleva S.A.	951
44,000	e	Ezaki Glico Co Ltd	451
41,823	e	Farmer Bros Co	1,043
447,729	e	Flowers Foods, Inc	10,907
2,360,055		Fomento Economico Mexicano S.A. de C.V.	7,050
42,900		Fuji Oil Co Ltd	608
8,000	e	Fujicco Co Ltd	104
2,149,350		General Mills, Inc	130,573
167,559		Glanbia plc	499
23,996,400		Golden Agri-Resources Ltd	3,914
261,627		Greencore Group plc	342
9,638		Greggs plc	466
1,379,267	e	Groupe Danone	82,787
312,571	e	Grupo Bimbo S.A. de C.V. (Series A)	1,316
560,860	e	Grupo Modelo S.A. (Series C)	1,773
1,455,271		H.J. Heinz Co	54,718
472,092	e*	Hansen Natural Corp	15,829
215,906		Heineken NV	6,573
915,327	e	Hershey Co	31,800
5,696	*	Hite Brewery Co Ltd	756
8,204		HKScan Oyj	51
285,566	e	Hormel Foods Corp	8,875
66,100	e	House Foods Corp	1,181
78,021	e	Imperial Sugar Co	1,119
957,842	e	InBev NV	22,077
258,000	e*	Indofood Agri Resources Ltd	95
30,000	m,v*	International Hydron	1
3,557,960		IOI Corp BHD	3,661
36,944	e	Ito En Ltd	545
64,000		Itoham Foods, Inc	233
83,968		J&J Snack Foods Corp	3,013
639,350		J.M. Smucker Co	27,722
57,000	e	J-Oil Mills, Inc	236
35,000	e	Kagome Co Ltd	591
196,866		Kaneka Corp	1,258
1,719,342		Kellogg Co	75,393
302,168		Kerry Group plc (Class A)	5,502
6,100	e	KEY Coffee, Inc	107
1,941,073		Kirin Brewery Co Ltd	25,807
36,101		Koninklijke Wessanen NV	234
7,648,360		Kraft Foods, Inc (Class A)	205,359
1,824,527		Kulim Malaysia BHD	2,415
129,308		Lancaster Colony Corp	4,435
144,786	e	Lance, Inc	3,321
1,114		Laurent-Perrier	91
5,400		Leroy Seafood Group ASA	35
7,825	e*	Lifeway Foods, Inc	70
150		Lindt & Spruengli AG.	3,227
756		Lindt & Spruengli AG.	1,415
557,046	e	Lion Nathan Ltd	3,192
704		Lotte Confectionery Co Ltd	735
67,224	e*	M&F Worldwide Corp	1,039

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,780	e	Maple Leaf Foods, Inc	$240
148,000		Marudai Food Co Ltd	418
34,100	e	Matsumotokiyoshi Holdings Co Ltd	708
453,362	e	McCormick & Co, Inc	14,444
169,821	e	Meiji Dairies Corp	914
260,000	e	Meiji Seika Kaisha Ltd	1,252
28,000		Mercian Corp	56
18,800		Mikuni Coca-Cola Bottling Co Ltd	182
69,000		Mitsui Sugar Co Ltd	264
591,889	e	Molson Coors Brewing Co (Class B)	28,955
79,000	e	Morinaga & Co Ltd	175
215,000		Morinaga Milk Industry Co Ltd	836
50,505	*	National Beverage Corp	455
7,337,572		Nestle S.A.	290,554
282,000		Nichirei Corp	1,352
48,000	e	Nippon Beet Sugar Manufacturing Co Ltd	130
93,000	e	Nippon Flour Mills Co Ltd	512
243,853		Nippon Meat Packers, Inc	3,712
116,000	e	Nisshin Oillio Group Ltd	675
158,095	e	Nisshin Seifun Group, Inc	2,088
125,921	e	Nissin Food Products Co Ltd	4,388
109,000		NOF Corp	434
255,008		Northern Foods plc	208
22,000	e	Nosan Corp	49
23,345		Nutreco Holding NV	763
230,458	e	Olam International Ltd	184
108,311	e*	Omega Protein Corp	434
8,015,778		Parmalat S.p.A.	13,447
67,586	e*	Peet's Coffee & Tea, Inc	1,571
61,491	e	Penford Corp	622
1,113,044		Pepsi Bottling Group, Inc	25,055
423,928	e	PepsiAmericas, Inc	8,631
10,255,280		PepsiCo, Inc	561,682
121,359		Perdigao S.A.	1,548
150,693	e	Pernod-Ricard S.A.	11,096
3,485,600	e	Petra Foods Ltd	919
577,091		Premier Foods plc	253
457,024		PT Astra Agro Lestari Tbk	418
5,084,414		PT Indofood Sukses Makmur Tbk	441
96,500	e	Q.P. Corp	1,320
150,030		Raisio plc (V Shares)	311
598,021	e*	Ralcorp Holdings, Inc	34,924
140,885	e	Reddy Ice Holdings, Inc	203
513,585		Remgro Ltd	4,246
20,448	e	Remy Cointreau S.A.	842
948,476		Reynolds American, Inc	38,233
28,881		Robert Wiseman Dairies plc	124
1,725		Royal UNIBREW AS	39
1,125,374	e	SABMiller plc	18,817
370,657		Sadia S.A.	596
3,293,600		San Miguel Brewery, Inc	584
107,535	e	Sanderson Farms, Inc	3,716
780,853	e	Sapporo Holdings Ltd	4,946
183,357	e	Saputo, Inc	3,293
2,826,912		Sara Lee Corp	27,675
8,907		Schouw & Co	136
122,000		Showa Sangyo Co Ltd	412

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
258,000		Singapore Food Industries Ltd	$159
10,760		Sipef S.A	280
340,845	e*	Smart Balance, Inc	2,318
566,027	e*	Smithfield Foods, Inc	7,964
190,500	e	Snow Brand Milk Products Co Ltd	725
14,306	e	SOS Cuetara S.A.	228
60,297	e	Suedzucker AG.	913
113,000		Super Coffeemix Manufacturing Ltd	33
483,843		Swire Pacific Ltd (Class A)	3,331
311,000		Synear Food Holdings Ltd	57
8,700	e	T Hasegawa Co Ltd	116
147,000		Takara Holdings, Inc	876
59,000		Takasago International Corp	413
1,857,546		Tate & Lyle plc	10,703
1,773,200	e	Tingyi Cayman Islands Holding Corp	2,055
132,998	e	Tootsie Roll Industries, Inc	3,406
524,542		Total Produce plc	191
314,505		Toyo Suisan Kaisha Ltd	9,063
180,949	e*	TreeHouse Foods, Inc	4,929
1,134,450	e	Tyson Foods, Inc (Class A)	9,938
9,800		Unicharm Petcare Corp	364
4,622,120		Unilever plc	104,932
126,582		United Breweries Co, Inc	715
54,704		United Spirits Ltd	993
1,016,000		Vitasoy International Holdings Ltd	452
502		Vranken - Pommery Monopole	14
2,920,000		Wilmar International Ltd	5,654
79,462	e	Yakult Honsha Co Ltd	1,700
195,685	e	Yamazaki Baking Co Ltd	3,010
188,300		Yantai Changyu Pioneer Wine Co	661
15,000		Yonekyu Corp	176
		TOTAL FOOD AND KINDRED PRODUCTS	3,122,331

FOOD STORES - 0.80%
2,534		Alfa-Beta Vassilopoulos S.A.	89
257,568		Alimentation Couche Tard, Inc (Class B)	3,013
37,500		Arcs Co Ltd	626
6,413	e	Arden Group, Inc (Class A)	808
446,885	e	Carrefour S.A.	17,095
5,600		Cawachi Ltd	127
797,781		Centros Comerciales Sudamericanos S.A.	1,133
1,230,300	e	China Resources Enterprise	2,146
55,700	e	Circle K Sunkus Co Ltd	1,008
30,726	e	Colruyt S.A.	6,567
84,988		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,130
2,523,300		CP Seven Eleven PCL	898
8,000		Create SD Co Ltd	175
62,280	e	Delhaize Group	3,826
28,365		Discount Investment Corp	218
2,900,444		Distribucion y Servicio D&S S.A.	1,167
64,009	*	Empire Co Ltd (Class A)	2,527
109,868		FamilyMart Co Ltd	4,771
5,800		Fuji Co Ltd	116
78,707		George Weston Ltd	3,822
1,117,108		Goodman Fielder Ltd	1,036
186,211	e*	Great Atlantic & Pacific Tea Co, Inc	1,168
3,184	e	Guyenne et Gascogne S.A.	272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,000		Hakon Invest AB	$264
17,200	e	Heiwado Co Ltd	278
71,220		Ingles Markets, Inc (Class A)	1,253
37,700	e	Izumi Co Ltd	598
31,000		Izumiya Co Ltd	202
694,838		J Sainsbury plc	3,282
290,727	e	Jeronimo Martins SGPS S.A.	1,604
51,000		Kasumi Co Ltd	282
67,476	e	Kesko Oyj (B Shares)	1,700
3,268,025		Koninklijke Ahold NV	39,930
4,945,933	e	Kroger Co	130,622
307,083		Lawson, Inc	17,710
159,391	e	Loblaw Cos Ltd	4,515
36,000	e*	Maruetsu, Inc	225
312,000	e	Maruha Nichiro Holdings, Inc	529
14,600		Ministop Co Ltd	304
7,300		OZEKI Co Ltd	208
252,138	e*	Panera Bread Co (Class A)	13,172
138,227	e*	Pantry, Inc	2,965
229,999		Pick'n Pay Stores Ltd	896
539,600		President Chain Store Corp	1,289
230,019	e	Ruddick Corp	6,360
2,173,233		Safeway, Inc	51,658
1,661,346	e	Seven & I Holdings Co Ltd	57,103
551,309		Shoprite Holdings Ltd	3,161
371,061	e	Sonae SPGS S.A.	225
3,077,225	*	Starbucks Corp	29,111
1,628,358		Supervalu, Inc	23,774
21,365	e*	Susser Holdings Corp	284
4,700,000	*	Taiwan TEA Corp	1,733
18,910,963		Tesco plc	97,881
6,702		Valora Holding AG.	982
22,166	e	Village Super Market (Class A)	1,272
9,710,900		Want Want China Holdings Ltd	4,022
60,006		Weis Markets, Inc	2,018
558,390	e	Whole Foods Market, Inc	5,271
290,844	e*	Winn-Dixie Stores, Inc	4,683
5,087,584		WM Morrison Supermarkets plc	20,499
1,583,532		Woolworths Ltd	29,445
2,900		Yaoko Co Ltd	99
		TOTAL FOOD STORES	615,147

FORESTRY - 0.06%
107,643	e	Great Southern Ltd	13
572,101	e	Rayonier, Inc	17,935
945,168		Weyerhaeuser Co	28,932
		TOTAL FORESTRY	46,880

FURNITURE AND FIXTURES - 0.15%
6,355		Beter BED Holding NV	75
5,900		Cleanup Corp	24
24,658	e	Dorel Industries, Inc (Class B)	559
29,100	e	Ekornes ASA	282
133,699	e	Ethan Allen Interiors, Inc	1,921
3,047	e*	Faurecia	42
50,000		France Bed Holdings Co Ltd	80
224,074	e	Furniture Brands International, Inc	495

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
303,938	e	Herman Miller, Inc	$3,960
214,532	e	Hill-Rom Holdings, Inc	3,531
294,411	e	HNI Corp	4,663
48,074	e	Hooker Furniture Corp	368
41,900		Itoki Corp	133
2,971,750		Johnson Controls, Inc	53,967
161,238		Kimball International, Inc (Class B)	1,388
587,112	e*	Kinetic Concepts, Inc	11,261
273,981	e	La-Z-Boy, Inc	595
624,714	e	Leggett & Platt, Inc	9,489
1,258,270	e	Masco Corp	14,005
2,798		Mecalux S.A.	52
26,000	e	Okamura Corp	146
6,600	e	Paramount Bed Co Ltd	90
6,465		Recticel S.A.	37
537,000		Samson Holding Ltd	69
261,994	e*	Sealy Corp	658
248,791	e	Steelcase, Inc (Class A)	1,398
407,454	e	Tempur-Pedic International, Inc	2,889
62,000		Uchida Yoko Co Ltd	220
		TOTAL FURNITURE AND FIXTURES	112,397

FURNITURE AND HOME FURNISHINGS STORES - 0.20%
911,258	e*	Bed Bath & Beyond, Inc	23,164
1,954,539	e	Best Buy Co, Inc	54,942
27,500	e	Best Denki Co Ltd	89
16,791		Carpetright plc	84
1,004,000	b,e	Circuit City Stores, Inc	131
737,935	e	DSG International plc	186
29,254		Dunelm Group plc	53
55,800	e	EDION Corp	277
797,754	e*	GameStop Corp (Class A)	17,279
80,059	e	Grupo Elektra S.A. de CV	3,360
44,620	e	GUD Holdings Ltd	186
351,542	e	Harvey Norman Holdings Ltd	650
89,989	e	Haverty Furniture Cos, Inc	839
58,413	e*	hhgregg, Inc	507
149,149	e	JB Hi-Fi Ltd	1,009
336,496	e	Kesa Electricals plc	427
331,523	e	Knoll, Inc	2,990
20,000		Kohnan Shoji Co Ltd	269
43,000	e	Kojima Co Ltd	132
22,600	e	Komeri Co Ltd	552
84,700	e	K's Holdings Corp	1,429
84,538	e	Nitori Co Ltd	6,579
476,059	e*	Pier 1 Imports, Inc	176
20,400		Poltrona Frau S.p.A.	22
1,370,101	e	RadioShack Corp	16,359
32,182	e*	Rex Stores Corp	260
37,700		Shimachu Co Ltd	848
1,174,468		Steinhoff International Holdings Ltd	1,594
195,891	e*	Tuesday Morning Corp	319
409,073	e	Williams-Sonoma, Inc	3,215
171,985	e	Yamada Denki Co Ltd	12,022
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	149,949

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
GENERAL BUILDING CONTRACTORS - 0.49%
22,937	e	Ackermans & Van Haaren	$1,161
147,869	e	ACS Actividades Cons y Servicios S.A.	6,867
4,964,678		Amec plc	35,172
9,636	e*	Amrep Corp	301
157,000		ASK Planning Center, Inc	100
336,016	e	Asunaro Aoki Construction Co Ltd	1,642
34,069	e*	Avatar Holdings, Inc	904
479,576		Aveng Ltd	1,594
1,841,648		Balfour Beatty plc	8,718
137,133	e	Barratt Developments plc	138
225,446	e*	Beazer Homes USA, Inc	356
45,384	e	Bellway plc	392
67,961	e	Berkeley Group Holdings plc	852
8,557	e	Bird Construction, Income Fund	139
50,306		Bovis Homes Group plc	289
52,003	e	Brookfield Homes Corp	225
271,490		Carillion plc	968
33,846	e*	Cavco Industries, Inc	910
1,096,918	e	Centex Corp	11,671
416,400		Century City International	21
393,884		Cheung Kong Infrastructure Holdings Ltd	1,481
4,139,500	e	China Overseas Land & Investment Ltd	5,758
22,100	*	Corp GEO S.A. de C.V. (Series B)	25
137,000		Daikyo, Inc	120
239,410		Daito Trust Construction Co Ltd	12,568
766,581		Daiwa House Industry Co Ltd	7,516
224,041		DLF Ltd	1,297
1,939,161	e	DR Horton, Inc	13,710
31,415	e	Eiffage S.A.	1,632
9,000		Farglory Land Development Co Ltd	7
802,110		Fletcher Building Ltd	2,691
84,000	e	Fujitec Co Ltd	304
468,491		Galliford Try plc	214
2,349,829	e	Haseko Corp	2,505
80,945		Hellenic Technodomiki Tev S.A.	482
23,471		Hochtief AG.	1,210
298,879	e*	Hovnanian Enterprises, Inc (Class A)	514
853,850		IJM Corp BHD	691
8,570		Implenia AG.	236
117,005	e*	Impregilo S.p.A.	340
118,202		Interserve plc	386
16,165		J&P-Avax SA	51
85,161	e	JM AB	480
648,859	e	Kajima Corp	2,285
665,886	e	KB Home	9,069
15,354	e	Kier Group plc	199
74,841	e	Koninklijke BAM Groep NV	667
5,135		Lemminkainen Oyj	95
290,214	e	Lend Lease Corp Ltd	1,457
898,955	e	Lennar Corp (Class A)	7,794
128,139		Leopalace21 Corp	1,298
89,923	e	M/I Homes, Inc	948
121,000	e	Maeda Corp	491
1,635		Maisons France Confort	27
122,790		McGrath RentCorp	2,623
75,484		McInerney Holdings plc	18
594,893	e	MDC Holdings, Inc	18,025

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,510		Mears Group plc	$116
166,768	e*	Meritage Homes Corp	2,030
114,708		Michaniki S.A.	220
70,139		Michaniki S.A.	107
10,000	*	Mitsui Home Co Ltd	50
56,738	e	Mota Engil SGPS S.A.	185
70,683		MRV Engenharia e Participacoes S.A.	297
36,629		NCC AB (B Shares)	239
97,550	e*	NVR, Inc	44,507
481,623	e	Obayashi Corp	2,879
387,000	*	Pacific Century Premium Developments Ltd	88
191,000		Paliburg Holdings Ltd	31
57,907	e*	Palm Harbor Homes, Inc	288
96,000		PanaHome Corp	567
10,758	*	PBG S.A.	712
86,237		Peab AB (Series B)	246
263,000		Penta-Ocean Construction Co Ltd	380
305,524	e*	Perini Corp	7,143
443,588	e	Persimmon plc	1,465
1,726,065	e	Pulte Homes, Inc	18,866
697,815	*	Puravankara Projects Ltd	706
66,614	e	Redrow plc	156
4,689	e	Renta Corp Real Estate S.A.	12
73,835		ROK plc	21
66,414		Ruukki Group Oyj	107
324,383	e	Ryland Group, Inc	5,732
148,551	e	Sacyr Vallehermoso S.A.	1,347
1,394,699	e	Sekisui Chemical Co Ltd	8,707
1,225,795		Sekisui House Ltd	10,815
622,203	e	Shimizu Corp	3,653
32,514		Sjaelso Gruppen	127
530,278		Skanska AB (B Shares)	5,439
279,301		Sobha Developers Ltd	603
679,993	e*	Standard-Pacific Corp	1,210
62,500	e	Sumitomo Forestry Co Ltd	506
399,980	e	Sunland Group Ltd	208
643,251	e	Taisei Corp	1,773
137,793	e	Takamatsu Corp	2,264
449,067	*	Talaat Moustafa Group	249
390,092		Taylor Woodrow plc	76
93,155	*	Team, Inc	2,580
2	*	Technical Olympic S.A.	-	^
131,225		Tekfen Holding AS	248
15,932		Terna Energy S.A.	85
87,000	e	Toda Corp	318
12,170		Token Corp	332
58,080	e	Tokyu Construction Co Ltd	163
619,588	e*	Toll Brothers, Inc	13,278
69,000		United Engineers Ltd	56
435,000	*	United Fiber System Ltd	12
498,482	e*	Urbi Desarrollos Urbanos S.A. de C.V	684
40,800	e	Veidekke ASA	134
1,302,999	e	Vinci S.A.	54,337
250,274	e	Walter Industries, Inc	4,382
106,894	e	YIT Oyj	698
2,295,113		YTL Corp BHD	4,677
		TOTAL GENERAL BUILDING CONTRACTORS	377,745

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
GENERAL MERCHANDISE STORES - 1.72%
237,271	e*	99 Cents Only Stores	$2,593
451,240	e	Aeon Co Ltd	4,544
8,000		Arc Land Sakamoto Co Ltd	93
669,755	e*	Big Lots, Inc	9,705
460,355	e*	BJ's Wholesale Club, Inc	15,772
293,684		Casey's General Stores, Inc	6,687
45,854	e*	Conn's, Inc	389
1,919,482		Costco Wholesale Corp	100,773
29,800	e*	Daiei, Inc	191
388,003		David Jones Ltd	860
447,062	e	Dillard's, Inc (Class A)	1,775
117,800	e	Don Quijote Co Ltd	2,349
15,769		Dufry Group	446
899,229	e	Family Dollar Stores, Inc	23,443
762,700		Far Eastern Department Stores Co Ltd	432
228,578	e	Fred's, Inc (Class A)	2,459
130,400	e	Hankyu Department Stores, Inc	984
85,759		Hola Home Furnishings Co Ltd	39
16,799		Hyundai Department Store Co Ltd	860
464,979	e	Isetan Mitsukoshi Holdings Ltd	4,013
663,991	e	J Front Retailing Co Ltd	2,748
52,600		Japan Airport Terminal Co Ltd	712
1,062,649		JC Penney Co, Inc	20,934
321	*	Jelmoli Holding AG.	598
47,000	e	Joshin Denki Co Ltd	404
657,893	e	Keio Corp	3,959
1,308,641	e	Kintetsu Corp	6,020
431,500	e	Lifestyle International Holdings Ltd	437
344,500		Lojas Americanas S.A.	926
158,521		Lojas Renner S.A.	1,065
3,763,752	e	Macy's, Inc	38,955
1,154,316		Marks & Spencer Group plc	3,564
257,210	e	Marui Co Ltd	1,503
11,100	e	Matsuya Co Ltd	248
158,000		Metro Holdings Ltd	40
52,223		Mothercare plc	250
1,019,280	e	Next plc	15,842
49,862		North West Co Fund	683
1,010,935	e	Odakyu Electric Railway Co Ltd	8,901
177,348	e	PPR	11,488
25,469	e	Rallye S.A.	570
160,284	e*	Retail Ventures, Inc	556
50,100	e	Ryohin Keikaku Co Ltd	2,379
307,214		SACI Falabella	810
483,938	e*	Saks, Inc	2,120
16,401	e*	Sears Canada, Inc	238
189,159	e*	Sears Holdings Corp	7,353
14,700		Shinsegae Co Ltd	5,711
288,721		SM Investments Corp	1,189
147,596	e*	Stein Mart, Inc	167
12,429	e	Stockmann Oyj Abp (B Share)	172
230,586	e	Takashimaya Co Ltd	1,752
4,057,464	e	Target Corp	140,104
2,426,499	e	TJX Cos, Inc	49,913
584,129	e	Tobu Railway Co Ltd	3,490

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,065,125		Tokyu Corp	$10,412
658,963		UNY Co Ltd	7,292
3,224,989	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	8,616
13,847,455		Wal-Mart Stores, Inc	776,288
38,861		Warehouse Group Ltd	80
54,000		Wing On Co International Ltd	57
607,424	e,m,v	Woolworths Group plc	10
		TOTAL GENERAL MERCHANDISE STORES	1,316,963

HEALTH SERVICES - 0.76%
129,985	e*	Alliance Imaging, Inc	1,036
32,252	e*	Almost Family, Inc	1,451
142,821	e*	Amedisys, Inc	5,904
692,548	e	AmerisourceBergen Corp	24,696
179,137	*	Amsurg Corp	4,181
277,664	e*	Assisted Living Concepts, Inc (A Shares)	1,152
136,532	e	Assura Group Ltd	82
85,172		Athens Medical Center S.A.	142
2,534,100		Bangkok Dusit Medical Service PCL	1,327
11,202	e	BioMerieux	934
53,556	*	Bio-Reference Labs, Inc	1,405
68,578	*	Bioton S.A.	5
23,800		BML, Inc	523
149,122	e	Brookdale Senior Living, Inc	832
1,353,500		Bumrungrad Hospital PCL	834
39,858	e*	China Sky One Medical, Inc	637
2,509		Clinica Baviera S.A.	25
24,552		CML Healthcare Income Fund	256
330,077	e*	Community Health Systems, Inc	4,813
5,132	*	Corp Dermoestetica	25
49,947	e*	Corvel Corp	1,098
347,119	e*	Covance, Inc	15,978
520,568	*	Coventry Health Care, Inc	7,746
169,554	e*	Cross Country Healthcare, Inc	1,490
51,505	*	Crucell NV	780
198,477	*	CryoLife, Inc	1,927
551,185	*	DaVita, Inc	27,322
37,690		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	100
266,107	e*	Edwards Lifesciences Corp	14,623
148,470	e*	eHealth, Inc	1,972
103,108	e*	Emeritus Corp	1,034
46,733	e	Ensign Group, Inc	782
172,989	e*	Enzo Biochem, Inc	846
4,359		Euromedica S.A.	28
1,189,198	*	Express Scripts, Inc	65,382
28,411		Extendicare Real Estate Investment Trust	135
179,535	e*	Five Star Quality Care, Inc	275
838,859	e	Fraser and Neave Ltd	1,718
178,185	e	Fresenius Medical Care AG.	8,191
65,667	e*	Genomic Health, Inc	1,279
63,297	*	Genoptix, Inc	2,157
147,428	*	Gentiva Health Services, Inc	4,314
1,663,073	e*	Health Management Associates, Inc (Class A)	2,977
246,977		Healthscope Ltd	761
2,647,880	*	Healthsouth Corp	29,021
184,294	e*	Healthways, Inc	2,116
326,162	e*	Immunomedics, Inc	554

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
27,201	*	IPC The Hospitalist Co, Inc	$458
380,824	m,v	Japan Care Service Corp	559
1,990		Japan Longlife Co Ltd	314
152,574	*	Kindred Healthcare, Inc	1,987
55,566	e	Laboratorios Almirall S.A.	437
470,041	e*	Laboratory Corp of America Holdings	30,275
96,852	*	LHC Group, Inc	3,487
72,292	*	Life Sciences Research, Inc	680
185,049	e*	LifePoint Hospitals, Inc	4,226
479,661	e*	Lincare Holdings, Inc	12,917
227,389	*	Magellan Health Services, Inc	8,905
1,142,957		McKesson Corp	44,267
143,557	*	MDS, Inc	878
78,899	e*	Medcath Corp	824
3,367,968	*	Medco Health Solutions, Inc	141,152
284,924	e	Mindray Medical International Ltd (ADR) (Class A)	5,129
44,009	e	National Healthcare Corp	2,229
539,734	e*	Nektar Therapeutics	3,001
1,207,137		Network Healthcare Holdings Ltd	1,097
174,234	e*	Nighthawk Radiology Holdings, Inc	847
179,762	e*	Odyssey HealthCare, Inc	1,663
665,892	e	Omnicare, Inc	18,485
7,642	e*	Orpea	274
805,252	e	Parkway Holdings Ltd	693
168,039	*	Mednax, Inc	5,327
400,044	e	Pharmaceutical Product Development, Inc	11,605
84,611	f*	Pharmstandard (GDR)	897
123,200	e	Primary Health Care Ltd	421
287,834	e*	Psychiatric Solutions, Inc	8,016
107,000		Raffles Medical Group Ltd	51
238,500	e	Ramsay Health Care Ltd	1,729
102,663	*	RehabCare Group, Inc	1,556
59,315		Rhoen Klinikum AG.	1,432
102,985	e*	Skilled Healthcare Group, Inc (Class A)	869
589,918	e	Sonic Healthcare Ltd	5,988
245,776	*	Sun Healthcare Group, Inc	2,175
227,134	e*	Sunrise Senior Living, Inc	381
44,737		Synergy Healthcare plc	248
1,686,961	e*	Tenet Healthcare Corp	1,940
210,403		Universal Health Services, Inc (Class B)	7,905
70,354	*	US Physical Therapy, Inc	938
38,719	e*	Virtual Radiologic Corp	328
		TOTAL HEALTH SERVICES	581,456

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.13%
21,919	e	Abengoa S.A.	369
83,147	e	Abertis Infraestructuras S.A.	1,490
20,937	e	Acciona S.A.	2,662
38,558	e	Aecon Group, Inc	343
28,396		Astaldi S.p.A.	162
13,302		Athens Water Supply & Sewage Co S.A.	96
411,233		Boskalis Westminster	9,489
259,441	e	Bouygues S.A.	10,891
103,000	e	Chiyoda Corp	573
18,714		Compagnie d'Entreprises CFE	761
85,628	e*	Comverge, Inc	420
1,044,568		ConnectEast Group	400

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
169,265		Costain Group plc	$48
31,558		Daelim Industrial Co	1,154
522,256	e*	Empresas ICA Sociedad Controladora S.A. de C.V.	863
16,075	e	Fomento de Construcciones y Contratas S.A.	534
779,717	*	Foster Wheeler Ltd	18,230
1,710,000		Gamuda BHD	934
81,133		GEK Group of Cos S.A.	377
333,221		Giken Seisakusho Co, Inc	1,483
191,036	e	Granite Construction, Inc	8,392
229,194	e	Great Lakes Dredge & Dock Corp	951
28,919	e	Grupo Ferrovial S.A.	807
35,551		GS Engineering & Construction Corp	1,686
264,000		Guangzhou Investment Co Ltd	26
24,000	e	Hitachi Plant Technologies Ltd	90
285,000	e	Hyflux Ltd	354
54,132		Hyundai Engineering & Construction Co Ltd	2,514
1,318,000		Jiangsu Express	969
62,425	e*	LB Foster Co (Class A)	1,953
43,000	e	Maeda Road Construction Co Ltd	431
173,715	*	Matrix Service Co	1,332
355,191		Murray & Roberts Holdings Ltd	1,844
65,000		Nippo Corp	552
110,000	e	Nishimatsu Construction Co Ltd	165
26,829		Obrascon Huarte Lain S.A.	381
92,000	e	Okumura Corp	465
91,030		Orascom Construction Industries	2,318
113,431	e*	Orion Marine Group, Inc	1,096
403,000	*	PT Truba Alam Manunggal Engineering	2
759,270		Saipem S.p.A.	12,950
9,100		SHO-BOND Holdings Co Ltd	186
65,813	e*	Sterling Construction Co, Inc	1,220
34,000		Taihei Dengyo Kaisha Ltd	384
39,000	e	Takuma Co Ltd	68
23,837	e	Tecnicas Reunidas S.A.	630
61,203		Teixeira Duarte - Engenharia Construcoes S.A.	51
11,100	e*	TK Development	43
323,000		Toa Corp/Tokyo	467
87,316		Tognum AG.	1,132
16,000	e	Toshiba Plant Systems & Services Corp	164
205,000	e*	Toyo Construction Co Ltd	98
1,567,112	e	Transurban Group	5,900
5,470		Vianini Lavori S.p.A.	31
1,712,019		Zhejiang Expressway Co Ltd	1,005
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	101,936

HOLDING AND OTHER INVESTMENT OFFICES - 2.05%
332,605		3i Group plc	1,301
333,598	e	Aberdeen Asset Management plc	573
167,635	e	Acadia Realty Trust	2,392
274,255	e*	Affiliated Managers Group, Inc	11,497
53,378	e	Agree Realty Corp	967
9,829	e	Alexander's, Inc	2,505
145,078	e	Alexandria Real Estate Equities, Inc	8,754
21,731,600	e	Allco Commercial Real Estate Investment Trust	3,544
703,040	e	Allied Capital Corp	1,891
5,714		Allied Properties Real Estate Investment Trust	57
398,815	e	AMB Property Corp	9,340

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
243,551	e	American Campus Communities, Inc	$4,988
64,451	e	American Capital Agency Corp	1,377
94,381	e*	Ampal American Israel (Class A)	54
3,024,109	e	Annaly Mortgage Management, Inc	47,993
267,851	e	Anthracite Capital, Inc	597
466,093		Anworth Mortgage Asset Corp	2,997
971,973	e	Apartment Investment & Management Co (Class A)	11,226
83,995	e	Arbor Realty Trust, Inc	247
433,063		ARC Energy Trust	7,051
4,501,473	e	Ascendas Real Estate Investment Trust	4,280
139,000	e	Ascott Residence Trust	56
655,517	e	Ashford Hospitality Trust, Inc	754
237,355	e	Ashmore Group plc	452
129,550	e	Associated Estates Realty Corp	1,183
391,910	e	Australian Infrastructure Fund	519
388,961	e	AvalonBay Communities, Inc	23,563
177,846		Ayala Corp	803
954,882	e	Babcock & Brown Japan Property Trust	226
837,181	e	Babcock & Brown Wind Partners	528
2,073		Bajaj Finserv Ltd	6
8,813		Befimmo SCA Sicafi	818
7,180		Bellevue Group AG.	258
464,701	e	BioMed Realty Trust, Inc	5,446
831,127	e	Blackstone Group LP	5,427
35,640		Boardwalk Real Estate Investment Trust	738
616,733	e	Boston Properties, Inc	33,920
641,353	e	Brandywine Realty Trust	4,945
170,656	e	BRE Properties, Inc (Class A)	4,775
86,818		Brewin Dolphin Holdings plc	130
950,521	e	Brookfield Asset Management, Inc	14,283
162,305	*	BTG plc	327
102,448		Bunnings Warehouse Property Trust	118
27,069		Calloway Real Estate Investment Trust	249
654,000		Cambridge Industrial Trust	125
190,836	e	Camden Property Trust	5,981
13,548		Canadian Apartment Properties REIT	173
24,886		Canadian Real Estate Investment Trust	455
2,111,300	e	CapitaCommercial Trust	1,312
313,729	e	Capital Lease Funding, Inc	543
16,365	e	Capital Southwest Corp	1,770
85,060	e	Capital Trust, Inc (Class A)	306
407,000		CapitaRetail China Trust	169
20,017		CapMan Oyj (B Shares)	27
344,009		Capstead Mortgage Corp	3,705
82,914	e	Care Investment Trust, Inc	646
608,627	e	CBL & Associates Properties, Inc	3,956
120,000		CDL Hospitality Trusts	61
207,941	e	Cedar Shopping Centers, Inc	1,472
3,093,471	e	CFS Gandel Retail Trust	4,033
300,331		Challenger Diversified Property Group	125
171,707		Charter Hall Group	34
41,975	e	Cherokee, Inc	728
1,195,927	e	China Merchants Holdings International Co Ltd	2,312
88,048		CI Financial Income Fund	1,034
14,940	e*	Climate Exchange plc	189
5,993	e	Cofinimmo	787
79,230	e	Cogdell Spencer, Inc	741

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
261,753	e	Colonial Properties Trust	$2,180
9,237		Cominar Real Estate Investment Trust	120
1,787,938	e	Commonwealth Property Office Fund	1,471
153,385		Companhia de Concessoes Rodoviarias	1,554
11,884		Corp Financiera Alba	461
250,080	e	Corporate Office Properties Trust	7,677
231,226		Cousins Properties, Inc	3,202
1,320	e	Crystal River Capital, Inc	1
1,300	e	DA Office Investment Corp	2,842
1,134,000		Dah Chong Hong Holdings Ltd	155
96,587	e	Danvers Bancorp, Inc	1,291
2,911,049	e	DB RREEF Trust	1,664
1,022,668	e	DCT Industrial Trust, Inc	5,175
5,409		Deutsche Beteiligungs AG.	94
497,754	e	Developers Diversified Realty Corp	2,429
548,432	e	DiamondRock Hospitality Co	2,780
289,752	e	Digital Realty Trust, Inc	9,518
61,045	e	Domino's Pizza UK & IRL plc	146
544,711	e	Douglas Emmett, Inc	7,114
589,396		Duke Realty Corp	6,460
12,000	*	East Capital Explorer AB	62
173,333	e	EastGroup Properties, Inc	6,167
11,358	*	Eco Business-Immobilien AG.	22
178,526	e	Education Realty Trust, Inc	932
550,000		Emperor International Holdings	47
202,365	e	Entertainment Properties Trust	6,030
135,580	e	Equity Lifestyle Properties, Inc	5,201
160,454	e	Equity One, Inc	2,840
1,467,719	e	Equity Residential	43,767
138,328	e	Essex Property Trust, Inc	10,617
92,641	e	Eurazeo	4,320
475,837	e	Extra Space Storage, Inc	4,911
360,305	e	Federal Realty Investment Trust	22,368
393,695	e	FelCor Lodging Trust, Inc	724
1,653		Financiere Tradition	108
237,327	e	First Industrial Realty Trust, Inc	1,792
152,770	e	First Potomac Realty Trust	1,421
2,800	e	Fonciere Des Regions	191
18,615	*	Formuepleje Safe AS	286
494,000		Fortune Real Estate Investment Trust	127
1,952,500		Fosun International	640
324,156	e	Franklin Street Properties Corp	4,781
105	e	Frontier Real Estate Investment Corp	581
76		Fukuoka REIT Corp	308
1,044,898	e	General Growth Properties, Inc	1,348
4,175,540		Genting BHD	4,465
382,676	*	Getin Holding S.A.	642
102,485	e	Getty Realty Corp	2,158
18,069		Gimv NV	779
116,818	e	Gladstone Capital Corp	945
252,745	e	Glimcher Realty Trust	710
82		Global One Real Estate Investment Corp	686
6,796,600	e	GOME Electrical Appliances Holdings Ltd	982
264,938		Goodman Property Trust	147
2,483,907		GPT Group	1,593
513,036	e	Gramercy Capital Corp	657
77,730		Groupe Bruxelles Lambert S.A.	6,144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
883	*	Groupe Bruxelles Lambert S.A.	$-	^
132,284	*	Groupe Eurotunnel S.A.	708
60,424		GS Holdings Corp	1,322
8,493,730		Guinness Peat Group plc	4,964
41	e	Hankyu Reit, Inc	192
146,471	e*	Harris & Harris Group, Inc	579
63,425	e	Hatteras Financial Corp	1,687
3,283	e	HCI Capital AG.	9
1,378,820	e	HCP, Inc	38,290
522,665		Health Care REIT, Inc	22,056
323,226	e	Healthcare Realty Trust, Inc	7,589
334,039	e	Heineken Holding NV	9,477
267,931		Hersha Hospitality Trust	804
387,262	e	Highwoods Properties, Inc	10,595
237,321	e*	Hilltop Holdings, Inc	2,312
224,800		HKR International Ltd	49
186,722		Home Properties, Inc	7,581
385,647	e	Hospitality Properties Trust	5,735
2,577,080	e	Host Marriott Corp	19,508
954,392	e	HRPT Properties Trust	3,216
541,138	e*	Immoeast AG.	366
33		Industrial & Infrastructure Fund Investment Corp	103
302,262		Infratil Ltd	288
865,008	e	ING Industrial Fund	84
315,703	e	Inland Real Estate Corp	4,098
140,875		Intek S.p.A.	59
7,110		Intervest Offices	175
2,200,384		Investimentos Itau S.A.	7,558
318,377	e	Investors Real Estate Trust	3,410
174,452	e	iShares FTSE/Xinhua China 25 Index Fund	5,091
950,000	e	iShares MSCI Canada Index Fund	16,559
1,549,673	e	iShares MSCI EAFE Index Fund	69,534
600,000		iShares MSCI Hong Kong Index Fund	6,222
2,350,000	e	iShares MSCI Japan Index Fund	22,560
618,421	e	iShares Russell 2000 Index Fund	30,470
384,339	e	iStar Financial, Inc	857
89,986	e	Jafco Co Ltd	2,300
1,604,000	e	Japan Asia Investment Co Ltd	1,185
113		Japan Excellent, Inc	491
79	e	Japan Logistics Fund Inc	480
1,723	e	Japan Prime Realty Investment Corp	4,090
797		Japan Real Estate Investment Corp	7,120
231		Japan Retail Fund Investment Corp	998
130,760	e	JER Investors Trust, Inc	122
77,820		KBC Ancora	1,323
1,160		Kenedix Realty Investment Corp	3,254
150,756	e	Kilroy Realty Corp	5,044
890,903	e	Kimco Realty Corp	16,286
109,173	e	Kite Realty Group Trust	607
926,135		Kiwi Income Property Trust	547
186,000		K-REIT Asia	90
13,976,500		KWG Property Holding Ltd	4,148
238,365	e	LaSalle Hotel Properties	2,634
363,483	e	Lexington Corporate Properties Trust	1,817
107,483		LG Corp	3,733
350,736	e	Liberty Property Trust	8,007
287,000		Lippo-Mapletree Indonesia Retail Trust	62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
127,939		LTC Properties, Inc	$2,595
318,920	e	Macerich Co	5,792
475,024	e	Mack-Cali Realty Corp	11,638
1,171,710	e	Macquarie CountryWide Trust	172
387,604		Macquarie DDR Trust	17
5,766,795	e	Macquarie Infrastructure Group	6,875
85,763		Macquarie Leisure Trust Group	54
1,115,000		Macquarie MEAG Prime REIT	402
299,586	e	Macquarie Media Group Ltd	203
6,874,460	e	Macquarie Office Trust	1,150
211,979	e*	Maguire Properties, Inc	309
1,474,000		Mapletree Logistics Trust	358
563,761		Marfin Investment Group S.A	2,273
10,408	e*	Martifer SGPS S.A.	54
385,245	e	Medical Properties Trust, Inc	2,431
41,572	*	Meinl Airports International AG.	329
242,582	e*	Meinl European Land Ltd	890
14,452,613	e	Melco International Development	4,793
273,743	*	Meruelo Maddux Properties, Inc	339
1,149,215		MFA Mortgage Investments, Inc	6,769
169		MID Reit, Inc	325
178,881		Mid-America Apartment Communities, Inc	6,647
341,390	e	Mission West Properties, Inc	2,612
1,914		Mobimo Holding AG.	256
103,252	e	Monmouth Real Estate Investment Corp (Class A)	723
39,153		Morguard Real Estate Investment Trust	365
77		Mori Hills REIT Investment Corp	260
85	e	Mori Trust Sogo Reit, Inc	706
5,700		Morneau Sobeco Income Fund	40
2,781	e	MPC Muenchmeyer Petersen Capital AG.	35
140,461	e	MVC Capital, Inc	1,541
121,365		National Health Investors, Inc	3,329
451,000		National Retail Properties, Inc	7,753
68,848		Nationale A Portefeuille	3,331
592,481	e	Nationwide Health Properties, Inc	17,016
264,595	e	Newcastle Investment Corp	222
91		Nippon Accommodations Fund, Inc	389
1,014		Nippon Building Fund, Inc	11,146
210	e	Nippon Commercial Investment Corp	224
1,450		Nippon Residential Investment Corp	1,328
894		Nomura Real Estate Office Fund, Inc	5,817
84		Nomura Real Estate Residential Fund, Inc	296
158,990		Nomura TOPIX Exchange Traded Fund	1,549
4,610		Northern Property Real Estate Investment Trust	61
283,581	e	NorthStar Realty Finance Corp	1,109
661,000	e	NWS Holdings Ltd	984
491,722		Omega Healthcare Investors, Inc	7,853
73,085		One Liberty Properties, Inc	643
240		Orix JREIT, Inc	1,140
1,148		OZ Holding AG.	16
437,000		Parkway Life Real Estate Investment Trust	231
98,013	e	Parkway Properties, Inc	1,764
9,481		Partners Group	679
206,665	e	Pennsylvania Real Estate Investment Trust	1,540
27,278	e*	Pinetree Capital Ltd	18
859,012	e	Plum Creek Timber Co, Inc	29,842
6,456,160		Polytec Asset Holdings Ltd	417

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
253,216	e	Post Properties, Inc	$4,178
202,126	e	Potlatch Corp	5,257
401	e	Premier Investment Co	1,270
12,638		Primaris Retail Real Estate Investment Trust	110
1,600,303	e	Prologis	22,228
141,725	e	Prospect Capital Corp	1,696
1,054,000		Prosperity REIT	122
102,685		PS Business Parks, Inc	4,586
726,104	e	Public Storage, Inc	57,725
340,396	e	RAIT Investment Trust	885
87,953	e	Ramco-Gershenson Properties	544
31,841		Rathbone Brothers	382
71,006		Ratos AB (B Shares)	1,254
579,738	e	Realty Income Corp	13,421
166,006	e	Redwood Trust, Inc	2,475
62,061,000	e	Regal Real Estate Investment Trust	7,767
273,146	e	Regency Centers Corp	12,756
133,062	e	Resource Capital Corp	510
147,882		RioCan Real Estate Investment Trust	1,636
44,970	e	Saul Centers, Inc	1,776
26,267	e	SBI Holdings, Inc	4,055
676,279		Senior Housing Properties Trust	12,119
636,000	e	Shanghai Industrial Holdings Ltd	1,453
1,447,000	e	Shimao Property Holdings Ltd	1,004
337,474		Shinhan Financial Group Co Ltd	8,030
592,000		Silver Grant International	54
1,368,095	e	Simon Property Group, Inc	72,687
268,763	e	SL Green Realty Corp	6,961
7,721		Societe Fonciere Financiere et de Participations FFP	249
7,274	e	Societe Immobiliere de Location pour l'Industrie et le Commerce	673
34,196	*	Sonae Capital SGPS S.A.	21
123,931	e	Sovran Self Storage, Inc	4,462
1,833,824		SPDR Trust Series 1	165,484
444,225	e	Strategic Hotels & Resorts, Inc	746
89,462	e	Sun Communities, Inc	1,252
718,000		Sunlight Real Estate Investment Trust	130
269,559	e	Sunstone Hotel Investors, Inc	1,669
1,034,000	e	Suntec Real Estate Investment Trust	510
172,466	e	Tanger Factory Outlet Centers, Inc	6,488
519,812	e	Taubman Centers, Inc	13,234
142,812	e	Tishman Speyer Office Fund	17
1,188,200	*	TM International BHD	1,243
558	e	Tokyu REIT, Inc	3,464
216		Top REIT Inc	783
603,059	e	UDR, Inc	8,316
41,200	*	UEM Land Holdings BHD	6
182		United Urban Investment Corp	720
58,840		Universal Health Realty Income Trust	1,936
37,512	e*	Uranium Participation Corp	218
106,440		Urstadt Biddle Properties, Inc (Class A)	1,696
295,849	e	U-Store-It Trust	1,317
729,579	*	Vantage Drilling Co	803
8,773		Vastned Offices/Industrial	84
626,053	e	Ventas, Inc	21,017
1,999,840	e	Virgin Media, Inc	9,979
738,979	e	Vornado Realty Trust	44,597
12,725	e*	Vostok Gas Ltd	110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
623,981		WABCO Holdings, Inc	$9,853
17,355		Warner Estate Holdings plc	6
277,122	e	Washington Real Estate Investment Trust	7,843
262,485	e	Weingarten Realty Investors	5,431
91,011	e	Wendel	4,478
1,695,508	e	Westfield Group	15,308
2,100,662		Wharf Holdings Ltd	5,760
59,733		Winthrop Realty Trust	648
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,565,259

HOTELS AND OTHER LODGING PLACES - 0.27%
1,706,327	e	Accor S.A.	83,277
162,604	e	Ameristar Casinos, Inc	1,405
3,275,300	e	Banyan Tree Holdings Ltd	966
120,485	e*	Bluegreen Corp	377
194,915	e	Boyd Gaming Corp	922
209,941	e	Choice Hotels International, Inc	6,311
5,646	*	Club Mediterranee S.A.	94
1,071,713	e	Crown Ltd	4,461
28,000	e	Fujita Kanko, Inc	148
224,520	e*	Gaylord Entertainment Co	2,434
1,544,000		Golden Resorts Group Ltd	26
213,408		Great Eagle Holdings Ltd	237
184,521	e*	Great Wolf Resorts, Inc	284
20,340		Holidaybreak plc	57
150,000		Hongkong & Shanghai Hotels	113
62,000	m,v	Hotel Plaza Ltd	48
84,000		Hotel Properties Ltd	65
250,513		Indian Hotels Co Ltd	232
117,055		Intercontinental Hotels Group plc	946
65,278	e*	Isle of Capri Casinos, Inc	209
15,900		Kyoritsu Maintenance Co Ltd	266
2,682,812	e*	Las Vegas Sands Corp	15,909
106,594	*	Lodgian, Inc	227
109,549		Marcus Corp	1,778
1,659,266	e	Marriott International, Inc (Class A)	32,273
439,705	e*	MGM Mirage	6,050
186,087	e	Millennium & Copthorne Hotels plc	598
12,130,896		Minor International PCL	2,686
68,376	e*	Monarch Casino & Resort, Inc	797
171,797	e*	Morgans Hotel Group Co	801
21,562	e	NH Hoteles S.A.	113
223,000		Nishi-Nippon Railroad Co Ltd	956
37,451	*	Orascom Hotels & Development	116
28,784		Orbis S.A.	316
143,755	e	Orient-Express Hotels Ltd (Class A)	1,101
86,721	e*	Outdoor Channel Holdings, Inc	649
1,841	e	Pierre & Vacances	97
533,000		Regal Hotels International Holdings Ltd	148
15,100	e	Resorttrust, Inc	169
37,400	e	Rezidor Hotel Group AB	91
62,569	e*	Riviera Holdings Corp	188
2,445,013	e	Shangri-La Asia Ltd	2,811
44,496		Sol Melia S.A.	268
559,000		Stamford Land Corp Ltd	101
920,814	e	Starwood Hotels & Resorts Worldwide, Inc	16,483
150,175	e	Thomas Cook Group plc	383

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
260,919		TUI Travel plc	$876
825,399		United Overseas Land Ltd	1,272
169,970	e*	Vail Resorts, Inc	4,521
803,937		Wyndham Worldwide Corp	5,266
198,498	e	Wynn Resorts Ltd	8,389
		TOTAL HOTELS AND OTHER LODGING PLACES	208,311

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.29%
127,278	*	3PAR, Inc	976
69,296	e	Aaon, Inc	1,447
3,047,920		Acer, Inc	3,956
301,249	e	Actuant Corp (Class A)	5,730
369,546		Advantech Co Ltd	535
473,704	e*	AGCO Corp	11,175
59,100	e	Aichi Corp	231
43,900		Aida Engineering Ltd	161
55,689	e	Aixtron AG.	380
39,041	e	Alamo Group, Inc	584
727,069	e	Alfa Laval AB	6,491
151,429	e*	Allis-Chalmers Energy, Inc	833
1,110,091	e	Alstom RGPT	64,779
164,293	*	Altra Holdings, Inc	1,300
257,986		Amada Co Ltd	1,255
34,100	e	Amano Corp	267
50,251		Ampco-Pittsburgh Corp	1,090
42,068		Andritz AG.	1,111
9,690,388		Applied Materials, Inc	98,164
53,000	e	Asahi Diamond Industrial Co Ltd	296
25,938	e*	ASM International NV	222
222,873	e	ASM Pacific Technology	730
1,919,613	e	ASML Holding NV	34,022
96,734	e*	Astec Industries, Inc	3,031
268,303	*	Asyst Technologies, Inc	67
4,396	*	A-TEC Industries AG.	42
209,528	e	Atlas Copco AB (A Shares)	1,844
115,484	e	Atlas Copco AB (B Shares)	904
75,060	*	ATS Automation Tooling Systems, Inc	304
131,082	e*	AuthenTec, Inc	219
564,755	*	Axcelis Technologies, Inc	288
176	e	Belimo Holding AG.	125
1,116,120		Benq Corp	221
5,132		Biesse S.p.A.	28
208,462	e	Black & Decker Corp	8,716
102,835	e	Black Box Corp	2,686
217,569	e*	Blount International, Inc	2,063
46,200	e*	Bolt Technology Corp	322
126,962	e	Bradken Ltd	243
1,753,480	e	Brambles Ltd	9,071
288,026	e	Briggs & Stratton Corp	5,066
6,050,758	*	Brocade Communications Systems, Inc	16,942
338,180	e*	Brooks Automation, Inc	1,965
247,700	e	Brother Industries Ltd	1,478
3,877		Bucher Industries AG.	393
257,997	e	Bucyrus International, Inc (Class A)	4,778
3,047	e	Burckhardt Compression Holding AG.	436
3,712		BWT AG.	57
13,300		Canon Finetech, Inc	144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,477,700	e	Canon, Inc	$46,820
26,308	e	Cargotec Corp (B Shares)	306
205,832	e	Carlisle Cos, Inc	4,261
49,777	e	Cascade Corp	1,486
172,386		Casio Computer Co Ltd	1,088
2,895,148		Caterpillar, Inc	129,326
87,981		Charter International plc	417
1,853,000	*	China Railway Construction Corp	2,759
470,928	*	Cirrus Logic, Inc	1,262
436,212	e	Citizen Watch Co Ltd	1,572
24,600		CKD Corp	95
137,605	e*	Colfax Corp	1,430
131,593	*	Columbus McKinnon Corp	1,796
3,787,602		Compal Electronics, Inc	1,991
214,196	*	Cray, Inc	446
1,060,249		Cummins, Inc	28,340
246,327	e	Curtiss-Wright Corp	8,225
162,190	e*	Cymer, Inc	3,554
52,500	e	Daifuku Co Ltd	306
15,000	e	Daihatsu Diesel Manufacturing Co Ltd	97
220,171	e	Daikin Industries Ltd	5,790
10,809	e	Danieli & Co S.p.A.	117
85,227		Danieli & Co S.p.A.	538
9,305		Datalogic S.p.A.	63
2,681,707		Deere & Co	102,763
7,416,001	*	Dell, Inc	75,940
1,521,024		Delta Electronics, Inc	2,943
29,998	e	Deutz AG.	104
228,318	e	Diebold, Inc	6,413
12,700	e	Disco Corp	264
272,232	e	Donaldson Co, Inc	9,161
172,800		Dongfang Electric Co Ltd	433
78,760		Doosan Infracore Co Ltd	940
1,583,061	e	Dover Corp	52,114
520,222	e*	Dresser-Rand Group, Inc	8,974
155,882	e*	Dril-Quip, Inc	3,197
12,992		Duerr AG.	228
18,000	e	Eagle Industry Co Ltd	64
247,000	e	Ebara Corp	575
829,616	e	Electrolux AB (Series B)	7,259
359,286	e*	Elixir Gaming Technologies, Inc	47
11,155,625	*	EMC Corp	116,799
487,171	*	Emulex Corp	3,400
172,368	e*	Ener1, Inc	1,232
52,579		Enerflex Systems, Income Fund	445
189,834	e*	ENGlobal Corp	617
120,656	e*	EnPro Industries, Inc	2,599
1,284,000	*	Enric Energy Equipment Holdings Ltd	252
855,475	*	Entegris, Inc	1,873
2,186	*	Envitec Biogas AG.	50
10,930	*	Eurotech S.p.A.	40
700	*	Exel Industries (A Shares)	23
487,050	e*	Extreme Networks, Inc	1,140
173,888	e	Fanuc Ltd	12,463
72,646		Fenner plc	74
6,200	e	Ferrotec Corp	78
80,509	e*	Flanders Corp	378

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
126,277	e*	Flotek Industries, Inc	$318
173,925	e*	Flow International Corp	421
335,351		Flowserve Corp	17,271
846,641	e*	FMC Technologies, Inc	20,175
100,384	e*	Fuel Tech, Inc	1,063
39,300		Fuji Machine Manufacturing Co Ltd	338
781,580		FUJIFILM Holdings Corp	17,448
18,200	e	Fujimi, Inc	213
459,000		Furukawa Co Ltd	474
503,422	*	Gardner Denver, Inc	11,750
1,685,835		GEA Group AG.	29,275
59,196		Gildemeister AG.	680
33,400	e	Glory Ltd	648
437,065	*	GMR Infrastructure Ltd	690
78,076	e	Gorman-Rupp Co	2,430
212,497	e	Graco, Inc	5,043
68,846	e	Graham Corp	745
175		Gurit Holding AG.	75
34,172		Hanjin Heavy Industries & Construction Co Ltd	802
33,656	e*	Harbin Electric, Inc	269
802,000		Harbin Power Equipment	663
13		Harmonic Drive Systems, Inc	22
26,555	e	Heidelberger Druckmaschinen	238
17,406,163		Hewlett-Packard Co	631,670
224,402	e	Hitachi Construction Machinery Co Ltd	2,683
38,400		Hitachi Koki Co Ltd	323
42,000	e	Hitachi Kokusai Electric, Inc	222
567,000	e*	Hitachi Zosen Corp	519
8,551		Homag Group AG.	122
44,000	e	Hosokawa Micron Corp	172
36,302	e*	Hurco Cos, Inc	436
73	e	Husqvarna AB (A Shares)	-	^
271,004	e	Husqvarna AB (B Shares)	1,458
288,083		IDEX Corp	6,957
93,769		IMI plc	366
156,880	e*	Immersion Corp	924
2,840		Industria Macchine Automatiche S.p.A.	53
10,968	e	Ingenico	169
1,173,781		Ingersoll-Rand Co Ltd (Class A)	20,365
337,121	e*	Intermec, Inc	4,477
7,733,870		International Business Machines Corp	650,883
1,093,115		International Game Technology	12,997
32,406		Interpump Group S.p.A.	200
429		Interroll Holding AG.	121
98,490	e*	Intevac, Inc	499
2,208,028		Inventec Co Ltd	622
85,000	e*	Iseki & Co Ltd	265
5,468,792		Ishikawajima-Harima Heavy Industries Co Ltd	6,976
70,553	e*	Isilon Systems, Inc	232
18,692	e	Itochu Techno-Science Corp	457
1,066,082	e	ITT Industries, Inc	49,029
1,742,663		Jabil Circuit, Inc	11,763
1,467,291	e	Japan Steel Works Ltd	20,543
179,462		John Bean Technologies Corp	1,466
887,698	e	Joy Global, Inc	20,319
102,815		JSW Steel Ltd	484
51,000	e	Juki Corp	54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,661	e	Jungheinrich AG.	$88
80,953	*	Kadant, Inc	1,091
970,000		Kato Works Co Ltd	2,409
65,000	e	Kayaba Industry Co Ltd	126
154,046	e	Kaydon Corp	5,291
74,169		KCI Konecranes Oyj	1,291
23,700		Keihin Corp	173
263,392		Kennametal, Inc	5,845
3,951		Kerself S.p.A.	56
29,344	*	Key Technology, Inc	554
5,783		Koenig & Bauer AG.	81
29,369		Kofax plc	59
1,682,049	e	Komatsu Ltd	21,457
1,303	e	Komax Holding AG	67
35,300		Komori Corp	388
47,639		Kone Oyj (Class B)	1,068
1,215,821		Konica Minolta Holdings, Inc	9,460
857,374	e	Krones AG.	37,518
63,000	e	KS Energy Services Ltd	43
1,589,267	e	Kubota Corp	11,507
11,075	e	KUKA AG.	203
317,915	e*	Kulicke & Soffa Industries, Inc	540
79,552		Kumba Iron Ore Ltd	1,394
136,575	e	Kurita Water Industries Ltd	3,692
797,609	e*	Lam Research Corp	16,973
212,306		Larsen & Toubro Ltd	3,372
332,383	e	Lennox International, Inc	10,733
4,364,000	e	Lenovo Group Ltd	1,188
493,717	e*	Lexmark International, Inc (Class A)	13,281
57,708	e	Lindsay Manufacturing Co	1,835
2,485,816		Lite-On Technology Corp	1,625
62,344	e*	Logitech International S.A.	978
90,842		Lufkin Industries, Inc	3,134
134,000		Lung Kee (Bermuda) Holdings	37
45,000	e	Makino Milling Machine Co Ltd	123
112,887	e	Makita Corp	2,526
5,510		Manitou BF S.A.	62
834,022	e	Manitowoc Co, Inc	7,223
9,600	e	Mars Engineering Corp	324
20,000		Max Co Ltd	239
12,600		Melco Holdings, Inc	130
481,779		Melrose plc	601
91,117	e	Met-Pro Corp	1,214
75,403		Micron Machinery Co Ltd	1,165
462,590	*	Micros Systems, Inc	7,549
85,940	e*	Middleby Corp	2,344
130	*	MidgardXXI, Inc	-	^
1,150,622		Mitac International	412
5,484,129	e	Mitsubishi Heavy Industries Ltd	24,510
77,000		Mitsubishi Kakoki Kaisha Ltd	210
193,686		Modine Manufacturing Co	943
34,600	e	Mori Seiki Co Ltd	269
31,456		Nacco Industries, Inc (Class A)	1,177
104,000		Nachi-Fujikoshi Corp	196
100,543	e*	NATCO Group, Inc (Class A)	1,526
60,956	e*	Natural Gas Services Group, Inc	617
292,506	e*	Netezza Corp	1,942

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
181,290	e*	Netgear, Inc	$2,069
71,000		Nidec Sankyo Corp	266
28,000		Nippon Thompson Co Ltd	117
11,800		Nitto Kohki Co Ltd	209
75,946	e	NN, Inc	174
11,422	*	Nordex AG.	166
164,720	e	Nordson Corp	5,319
33,400	e	Noritz Corp	444
758,638	e	NTN Corp	2,292
2,414	e*	OC Oerlikon Corp AG.	161
99,695	e	OCE NV	435
390,963	e*	Oil States International, Inc	7,307
74,400		Oiles Corp	1,070
641,000	e*	Oki Electric Industry Co Ltd	411
116,000	e	Okuma Holdings, Inc	438
4,074	e	Omega Flex, Inc	85
6,341		ONA S.A.	1,098
15,000	e	Organo Corp	98
51,900	e	OSG Corp	443
41,837	e	Outotec Oyj	649
5,411	e	Palfinger AG.	87
604,416		Pall Corp	17,184
533,373	e	Palm, Inc	1,637
43,114	e	Pason Systems, Inc	491
6,848	e	Pfeiffer Vacuum Technology AG.	461
7,168	e	Pinguely-Haulotte	44
723,002	e	Pitney Bowes, Inc	18,422
67,756	e*	PMFG, Inc	648
120,412	e	Psion plc	88
1,061,898		PTT Aromatics & Refining PCL	303
1,213,251	*	Quantum Corp	437
5,566		R Stahl AG.	145
235,145	e*	Rackable Systems, Inc	926
1,420		Rational AG.	175
110,130	*	RBC Bearings, Inc	2,233
394,263		Realtek Semiconductor Corp	380
344,168	e	Rheinmetall AG.	11,517
46,556	e*	Rimage Corp	624
18,400		Riso Kagaku Corp	183
344,549	e*	Riverbed Technology, Inc	3,924
175,233		Robbins & Myers, Inc	2,834
14,400	e	Roland DG Corp	216
713,272	e*	Safeguard Scientifics, Inc	492
1,792,717	e*	SanDisk Corp	17,210
563,556	e	Sandvik AB	3,620
1,500	b,m,v	Sansei Yusoki Co Ltd	11
9,859		Sartorius AG.	111
88,839	e	Sauer-Danfoss, Inc	777
45,500		Scana Industrier	55
147,037	e*	Scansource, Inc	2,833
374,430	e	Schindler Holding AG.	17,179
10,473	e	Schoeller-Bleckmann Oilfield Equipment AG.	326
3,318		Schulthess Group	132
232,121	e*	Scientific Games Corp (Class A)	4,071
1,249,635	m,v*	Seagate Technology	-	^
3,289,472		Seagate Technology, Inc	14,572
212,004	e	Seiko Epson Corp	3,373
2,597,511		Siemens AG.	195,550

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
132,216	e*	Semitool, Inc	$403
38,266	e	Service Point Solutions S.A.	35
70,210	e*	Sevan Marine ASA	77
3,282,000	*	Shanghai Electric Group Co Ltd	1,330
719,547		Shanghai Zhenhua Port Machinery Co	481
43,181	e	ShawCor Ltd	644
13,000	e	Shibaura Mechatronics Corp	52
18,100	e	Shima Seiki Manufacturing Ltd	358
35,000	e	Shinko Electric Co Ltd	120
331,590		Shinmaywa Industries Ltd	886
125,356	e*	Sigma Designs, Inc	1,191
15,382	e*	Singulus Technologies	79
29,900		Sintokogio Ltd	205
292,560	e	SKF AB (B Shares)	2,977
40,875		SMC Corp	4,211
20,000	e	Sodick Co Ltd	32
73,080	e	Solarworld AG.	1,636
228,117	e	SPX Corp	9,250
75,748	e	Standex International Corp	1,503
28,500	e	Star Micronics Co Ltd	302
149,597	e*	STEC, Inc	637
170,629		Sulzer AG.	9,847
644,561		Sumitomo Heavy Industries Ltd	2,578
111,708	e*	Super Micro Computer, Inc	707
5,680,000	*	Superb Summit International Timber Co Ltd	34
104,618	*	Swisslog Holding AG.	44
849,425		Synnex Technology International Corp	880
2,884,653	e	T RAD Co Ltd	4,934
62,097	*	T-3 Energy Services, Inc	586
490,186	e	Tadano Ltd	2,610
9,400	e	Takeuchi Manufacturing Co Ltd	90
2,939,315	e	Tat Hong Holdings Ltd	1,377
780,500	e	Techtronic Industries Co	155
105,378	*	Tecumseh Products Co	1,006
–	e*	Tecumseh Products Co (Class A)	-	^
11,600	e	Teikoku Piston Ring Co Ltd	48
83,731	e	Tennant Co	1,289
1,514,533	*	Teradata Corp	22,461
691,785	e*	Terex Corp	11,982
76,798	*	Thermadyne Holdings Corp	528
309,440		Timken Co	6,074
239,413	e	Tokyo Electron Ltd	8,428
24,000	e	Tokyo Kikai Seisakusho Ltd	47
15,100	e	Tokyo Seimitsu Co Ltd	127
40,600		Topre Corp	299
10,500		Torishima Pump Manufacturing Co Ltd	110
174,295	e	Toro Co	5,752
1,988,325	e	Toshiba Corp	8,182
49,000	e	Toshiba Machine Co Ltd	145
623,029		Toyota Tsusho Corp	6,707
92,000		Tsubakimoto Chain Co	286
25,000	e	Tsugami Corp	43
135,594	e*	TurboChef Technologies, Inc	666
3,889,824		Tutt Bryant Group Ltd	1,695
64,343	e	Twin Disc, Inc	443
158,291	*	Ultratech, Inc	1,893
4,800	e	Union Tool Co	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
529,762	e*	Varian Medical Systems, Inc	$18,563
368,994	e*	VeriFone Holdings, Inc	1,808
488,300	*	Verigy Ltd	4,697
105,339	*	Vestas Wind Systems AS	6,199
10,221	e	Wacker Construction Equipment AG.	88
160	e	Wacom Co Ltd	142
1,588		Walter Meier AG.	95
109,572	e	Wartsila Oyj (B Shares)	3,311
124,404	e	Watsco, Inc	4,777
138,873	e	Weir Group plc	619
1,832,931	*	Western Digital Corp	20,987
25,486		Wincor Nixdorf AG.	1,215
1,332,868		Wistron Corp	1,011
359,409	e	Woodward Governor Co	8,274
43,200	e	Yamatake Corp	1,045
535,688		Yokogawa Electric Corp	3,525
15,300	e	Yushin Precision Equipment Co Ltd	140
42,942	e	Zardoya Otis S.A.	772
223,776	e*	Zebra Technologies Corp (Class A)	4,534
102		Zehnder Group AG.	83
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,280,849

INSTRUMENTS AND RELATED PRODUCTS - 2.93%
6,100		A&D Co Ltd	24
114,408	e*	Abaxis, Inc	1,834
166,674	e*	Abiomed, Inc	2,737
175,261	e*	Accuray, Inc	904
195,743	e*	Advanced Medical Optics, Inc	1,294
306,461	e	Advantest Corp	4,996
402,143	*	Affymetrix, Inc	1,202
78,581	*	AGFA-Gevaert NV	203
2,410,224	*	Agilent Technologies, Inc	37,672
373,343	e*	Align Technology, Inc	3,267
1,126,348		Allergan, Inc	45,414
23,400		Aloka Co Ltd	209
134,109	e*	Alphatec Holdings, Inc	315
375,094	e*	Alsius Corp	218
454,926	e*	American Medical Systems Holdings, Inc	4,090
54,688	e	American Science & Engineering, Inc	4,045
83,563		Amplifon S.p.A.	99
66,448	e	Analogic Corp	1,813
95,917	*	Anaren, Inc	1,146
130,994	*	Angiodynamics, Inc	1,793
40,000	e	Anritsu Corp	95
80,529	e*	Argon ST, Inc	1,519
137,548	e*	Arthrocare Corp	656
9,000		Asia Optical Co, Inc	11
7,735	e	Atrion Corp	751
1,967		Audika	43
44,621	e*	Axsys Technologies, Inc	2,448
74,043	e	Badger Meter, Inc	2,149
436,074		Bard (C.R.), Inc	36,744
4,025,096		Baxter International, Inc	215,705
17,199,208	*	BB Bioventure Ltd Partnership	2,237
220,289		Beckman Coulter, Inc	9,679
1,253,192		Becton Dickinson & Co	85,706
103,173	*	Bio-Rad Laboratories, Inc (Class A)	7,770

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
286,000	*	Biosensors International Group Ltd	$60
7,632,534	*	Boston Scientific Corp	59,076
234,373	*	Bruker BioSciences Corp	947
256,849	e*	Caliper Life Sciences, Inc	249
83,235	e*	Cantel Medical Corp	1,221
112,825	*	Cardiac Science Corp	846
36,414	*	CardioNet, Inc	898
319,793	e*	Cepheid, Inc	3,319
117,915		Cochlear Ltd	4,554
132,990	e*	Coherent, Inc	2,854
121,620	e	Cohu, Inc	1,478
8,581	e	Coloplast AS (Class B)	593
112,995	e	Compagnie Generale d'Optique Essilor International S.A.	5,273
202,278	e*	Conmed Corp	4,843
22,287		Consort Medical plc	128
158,865	e	Cooper Cos, Inc	2,605
16,677		Corin Group plc	12
4,142,963		Covidien Ltd	150,141
165,429	e*	Cyberonics, Inc	2,741
66,345	e*	Cynosure, Inc (Class A)	606
1,442,356	e	Danaher Corp	81,652
93,575		Datascope Corp	4,888
650,400	e	Dentsply International, Inc	18,367
388,408	e*	Depomed, Inc	641
137,943	e*	DexCom, Inc	381
105,089	e*	Dionex Corp	4,713
4,776		Draegerwerk AG.	178
38,040	e*	DXP Enterprises, Inc	556
1,134,450	e	Eastman Kodak Co	7,465
98,356	e	Elekta AB (B Shares)	990
5,683,749		Emerson Electric Co	208,082
210,203	e*	EnteroMedics, Inc	307
130,899	*	ESCO Technologies, Inc	5,360
184,795	*	Esterline Technologies Corp	7,002
400,014	e*	ev3, Inc	2,440
38,769	*	Exactech, Inc	653
13,463	e*	Exfo Electro Optical Engineering, Inc	42
86,235	e*	FARO Technologies, Inc	1,454
200,248	e*	FEI Co	3,777
70,203	e*	FGX International Holdings Ltd	965
17,729		Fielmann AG.	1,165
850,229		Finmeccanica S.p.A.	13,169
650,973	e*	Flir Systems, Inc	19,972
253,994	e*	Formfactor, Inc	3,708
268,735	*	Fossil, Inc	4,488
18,634	e	Fresenius SE	940
96,126		Fresenius SE	5,641
30,500		Furuno Electric Co Ltd	190
601,684	e	Garmin Ltd	11,534
55,225	e	Getinge AB (B Shares)	670
12,884,212	e*	Golden Meditech Co Ltd	1,746
1,231		Guerbet	183
131,888	e*	Haemonetics Corp	7,452
104,170		Hamworthy plc	356
170,925	e*	Hanger Orthopedic Group, Inc	2,480
73,787	*	Herley Industries, Inc	906
109,920	e	Hexagon AB (B Shares)	549

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
223,176	e	Hillenbrand, Inc	$3,723
3,200		Hioki EE Corp	61
20,000	*	Hitachi Medical Corp	205
11,700	e	Hogy Medical Co Ltd	801
1,094,789	e*	Hologic, Inc	14,309
18,400	e	Horiba Ltd	257
64,995	e*	ICU Medical, Inc	2,154
73,289	e*	ICx Technologies, Inc	580
166,839	*	I-Flow Corp	801
149,437	e*	II-VI, Inc	2,853
487,072	e*	Illumina, Inc	12,688
2,365		Inficon Holding AG.	198
103,550	e*	Insulet Corp	799
88,966	e*	Integra LifeSciences Holdings Corp	3,165
174,110	e*	Intuitive Surgical, Inc	22,110
231,986	e	Invacare Corp	3,600
2,434,902	*	Invensys plc	6,074
514,515	e*	ION Geophysical Corp	1,765
131,948	*	IRIS International, Inc	1,839
137,725	e*	Itron, Inc	8,779
244,714	e*	Ixia	1,414
17,331	e*	Jenoptik AG.	126
26,000	e	Jeol Ltd	80
1,025		Kaba Holding AG.	253
53,120	*	Kensey Nash Corp	1,031
29,552	e	Keyence Corp	6,073
593,212	e	Kla-Tencor Corp	12,926
397,907	e*	Kopin Corp	812
13,455	e*	K-Tron International, Inc	1,075
421,168	e*	L-1 Identity Solutions, Inc	2,839
69,353	e*	LaBarge, Inc	995
96,780		Largan Precision Co Ltd	600
199,072		LG.Philips LCD Co Ltd	3,318
510,039	*	LTX-Credence Corp	138
41,871	e	Luxottica Group S.p.A.	766
90,834	*	Lydall, Inc	522
1,200		Mani, Inc	72
284,833	e*	Masimo Corp	8,497
90,574	*	Measurement Specialties, Inc	629
110,612	*	Medical Action Industries, Inc	1,106
5,192,078		Medtronic, Inc	163,135
176,101	e	Mentor Corp	5,447
192,511	*	Merit Medical Systems, Inc	3,452
137,640	e*	Mettler-Toledo International, Inc	9,277
6,200		Micronics Japan Co Ltd	52
75,510	e*	Micrus Endovascular Corp	877
195,556	e*	Millipore Corp	10,075
161,757	e	Mine Safety Appliances Co	3,868
323,589	e*	MKS Instruments, Inc	4,786
78,060	e	Movado Group, Inc	733
21,967,242	a,*	MPM Bioventures II	9,918
121,048	e	MTS Systems Corp	3,225
3,300		Nakanishi, Inc	209
189,770	e	National Instruments Corp	4,623
139,711	e*	Natus Medical, Inc	1,809
74,521	e*	Neogen Corp	1,862
196,295	e*	Newport Corp	1,331

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
14,488		Nice S.p.A.	$36
28,300		Nidec Copal Corp	197
20,300	e	Nihon Kohden Corp	481
18,000	e	Nikkiso Co Ltd	103
442,780	e	Nikon Corp	5,314
680,539		Nippon Electric Glass Co Ltd	3,592
55,200		Nippon Signal Co Ltd	374
39,000	e	Nipro Corp	686
45,490	e	Nobel Biocare Holding AG.	939
29,600	e	Noritsu Koki Co Ltd	215
330,968	e*	NuVasive, Inc	11,468
92,690	e*	NxStage Medical, Inc	247
11,400	*	ODIM ASA	48
3,200	e	Ohara, Inc	26
83,102	e	Olympus Corp	1,664
115,541	*	Orthofix International NV	1,771
357,453	e*	Orthovita, Inc	1,212
36,412		Osaki Electric Co Ltd	234
18,266	e*	OYO Geospace Corp	319
99,754	e*	Palomar Medical Technologies, Inc	1,150
402,000	e,m,v	Peace Mark Holdings Ltd	78
419,380	e	PerkinElmer, Inc	5,834
520,030	e	Phonak Holding AG.	31,606
128,855	e*	Qiagen NV	2,279
44,051		Q-Med AB	138
33,710		Raymarine plc	6
2,594,193		Raytheon Co	132,408
61,328	e	Renishaw plc	436
317,722	*	Resmed, Inc	11,908
593,561		Rockwell Automation, Inc	19,136
781,013		Rockwell Collins, Inc	30,530
156,760	e*	Rofin-Sinar Technologies, Inc	3,226
388,013	e	Roper Industries, Inc	16,844
4,596	*	Roth & Rau AG.	99
162,580	e*	Rudolph Technologies, Inc	574
17,965		SAES Getters S.p.A.	134
5,249		SAES Getters S.p.A.	44
77,232	e	Safilo Group S.p.A.	67
291,434	e	Safran S.A.	3,903
55,342		Samsung Techwin Co Ltd	1,282
29,000	e	Seiko Holdings Corp	65
168,000	e	Shimadzu Corp	1,058
393,768	e*	Sirf Technology Holdings, Inc	504
88,713	e*	Sirona Dental Systems, Inc	931
4,216,676	a,*	Skyline Venture Fund II Ltd	2,018
944,029	*	Skyline Venture Fund III Ltd	635
373,563		Smith & Nephew plc	2,355
75,804	*	Somanetics Corp	1,252
139,885	e*	Sonic Solutions, Inc	246
84,870	e*	SonoSite, Inc	1,619
97,924	*	Sorin S.p.A.	65
171,256	e*	Spectranetics Corp	447
102,551		Spectris plc	789
7,863		Sperian Protection	489
68,773		Spirax-Sarco Engineering plc	898
537,779	e	Spirent Communications plc	280
2,553,178	*	St. Jude Medical, Inc	84,153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
351,814	e*	Star Scientific, Inc	$1,347
133,226	e*	Stereotaxis, Inc	586
360,263		STERIS Corp	8,607
2,938		Stratec Biomedical Systems	56
3,535	e	Straumann Holding AG.	627
1,217,477		Stryker Corp	48,638
66,753	*	Swatch Group AG.	1,840
10,470	e	Swatch Group AG.	1,477
191,667	*	Symmetry Medical, Inc	1,528
80,633	*	Synovis Life Technologies, Inc	1,511
118,777		Synthes, Inc	15,062
94,200	e	Sysmex Corp	3,433
8,900	e	Tamron Co Ltd	79
240,191		Techne Corp	15,497
370,016	e*	Teledyne Technologies, Inc	16,484
861,965	*	Teradyne, Inc	3,637
340,058		Terumo Corp	15,930
2,566,727	*	Thermo Electron Corp	87,448
321,137	e*	Thoratec Corp	10,434
31,246	e*	TomTom NV	226
33,500	e	Topcon Corp	146
66,172	e*	Trans1, Inc	477
520,765	e*	Trimble Navigation Ltd	11,254
40,765		Ultra Electronics Holdings	664
159,455	e*	Varian, Inc	5,343
162,411	e*	Veeco Instruments, Inc	1,030
27,164	e*	Vision-Sciences, Inc	42
83,390	e*	Vital Images, Inc	1,160
334,269	e*	Vivus, Inc	1,778
70,631	*	Vnus Medical Technologies, Inc	1,146
260,479	*	Volcano Corp	3,907
454,520	e*	Waters Corp	16,658
7,732	e*	William Demant Holding	324
188,357	e*	Wright Medical Group, Inc	3,848
3,372,003		Xerox Corp	26,875
1,404		Ypsomed Holding AG.	106
1,065,868	*	Zimmer Holdings, Inc	43,082
120,750	e*	Zoll Medical Corp	2,281
84,534	e*	Zygo Corp	584
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,244,570

INSURANCE AGENTS, BROKERS AND SERVICE - 0.39%
2,156,281		AON Corp	98,499
5,935		April Group	149
401,099		Brown & Brown, Inc	8,383
149,485	e*	Crawford & Co (Class B)	2,174
320,179	e	Gallagher (Arthur J.) & Co	8,296
31,286	e	Grupo Catalana Occidente S.A.	642
1,781,356	e	Hartford Financial Services Group, Inc	29,250
9,557,457	*	HBOS plc	-	^
2,585,148		HBOS plc	2,565
67,768	e	Jardine Lloyd Thompson Group plc	427
29,833	e	Life Partners Holdings, Inc	1,302
2,417,255		Marsh & McLennan Cos, Inc	58,667
1,562,266		Millea Holdings, Inc	46,289
24,915	e	MLP AG.	348
227,837	e	National Financial Partners Corp	692

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,934,955		QBE Insurance Group Ltd	$34,819
520,899		Unipol Gruppo Finanziario S.p.A.	816
272,329		Unipol S.p.A.	300
31,091	e	White Mountains Insurance Group Ltd	8,305
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	301,923

INSURANCE CARRIERS - 4.13%
1,432,310	*	ACE Ltd	75,798
35,202		Aditya Birla Nuvo Ltd	415
2,154,571		Admiral Group plc	28,189
2,013,843		Aegon NV	12,667
7,566,417		Aetna, Inc	215,643
2,456,711		Aflac, Inc	112,616
337,000		Aioi Insurance Co Ltd	1,763
111,589		Aksigorta AS	207
135,565	e	Alleanza Assicurazioni S.p.A	1,114
17,974	e*	Alleghany Corp	5,069
1,154,055		Allianz AG.	122,792
321,696		Allied World Assurance Holdings Ltd	13,061
2,328,241		Allstate Corp	76,273
3,475	*	Alm Brand AS	45
1,575,375	e	Ambac Financial Group, Inc	2,048
343,836	e	American Equity Investment Life Holding Co	2,407
672,330		American Financial Group, Inc	15,383
7,067,922	e	American International Group, Inc	11,097
64,821	e	American National Insurance Co	4,779
51,532	e	American Physicians Capital, Inc	2,479
63,690	e*	American Safety Insurance Holdings Ltd	841
409,692	e*	AMERIGROUP Corp	12,094
126,004	*	Amerisafe, Inc	2,587
430,718		Amlin plc	2,214
2,961,296	e	AMP Ltd	11,190
126,155	e	Amtrust Financial Services, Inc	1,463
368,553	*	Arch Capital Group Ltd	25,836
158,453	*	Argo Group International Holdings Ltd	5,375
176,000		Asia Financial Holdings Ltd	48
514,847		Aspen Insurance Holdings Ltd	12,485
566,479		Assicurazioni Generali S.p.A.	15,640
1,257,181		Assurant, Inc	37,715
305,331	e	Assured Guaranty Ltd	3,481
2,090,862		Aviva plc	11,724
1,092,843	e	AXA Asia Pacific Holdings Ltd	3,764
1,772,887	e	AXA S.A.	39,048
2,518,979		Axis Capital Holdings Ltd	73,353
44,301	e	Baldwin & Lyons, Inc (Class B)	806
151,573		Baloise Holding AG.	11,447
283,969	e	Beazley Group plc	553
316,822		Brit Insurance Holdings plc	1,002
196,909	e	Castlepoint Holdings Ltd	2,670
229,569	*	Catalyst Health Solutions, Inc	5,590
297,898	*	Centene Corp	5,872
190,982		Chaucer Holdings plc	137
43,544		Chesnara plc	83
866,000		China Insurance International Holdings Co Ltd	1,332
8,586,119	e	China Life Insurance Co Ltd	26,090
1,689,439		Chubb Corp	86,161
1,889,656		Cigna Corp	31,841

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
555,085	e	Cincinnati Financial Corp	$16,136
212,086	e*	Citizens, Inc (Class A)	2,057
100,944	e	CNA Financial Corp	1,660
104,778	*	CNA Surety Corp	2,012
160,825	e	CNP Assurances	11,594
521,729	e*	Conseco, Inc	2,703
3,119,391	e	Corp Mapfre S.A.	10,638
260,643		Delphi Financial Group, Inc (Class A)	4,806
78,757	e	Donegal Group, Inc (Class A)	1,321
45,517		Dongbu Insurance Co Ltd	541
42,248	e	EMC Insurance Group, Inc	1,084
275,209		Employers Holdings, Inc	4,541
179,842	e	Endurance Specialty Holdings Ltd	5,491
70,317	e*	Enstar Group Ltd	4,159
117,612	e	Erie Indemnity Co (Class A)	4,426
692,612		Everest Re Group Ltd	52,735
49,172	e	Fairfax Financial Holdings Ltd	15,534
18,054		FBD Holdings plc	183
83,055	e	FBL Financial Group, Inc (Class A)	1,283
735,365	e	Fidelity National Title Group, Inc (Class A)	13,053
119,249	e*	First Acceptance Corp	346
326,470	e	First American Corp	9,432
79,855	*	First Mercury Financial Corp	1,139
149,706	e	Flagstone Reinsurance Holdings Ltd	1,463
74,276		Fondiaria-Sai S.p.A	1,356
48,011	e*	Fpic Insurance Group, Inc	2,102
1,075,457		Friends Provident plc	1,331
191,000		Fuji Fire & Marine Insurance Co Ltd	287
3,033,625		Genworth Financial, Inc (Class A)	8,585
418,109	e	Great-West Lifeco Inc	7,011
150,975	e*	Greenlight Capital Re Ltd (Class A)	1,961
17,416	*	Hallmark Financial Services	153
439,122		Hannover Rueckversicherung AG.	13,964
203,507		Hanover Insurance Group, Inc	8,745
66,590	e	Harleysville Group, Inc	2,313
751,181		HCC Insurance Holdings, Inc	20,094
746,536	e*	Health Net, Inc	8,130
281,266	*	Healthspring, Inc	5,617
5,714		Helvetia Holding AG.	1,257
275,195	e	Hiscox Ltd	1,345
246,391		Horace Mann Educators Corp	2,264
969,144	*	Humana, Inc	36,130
31,792	e	Independence Holding Co	115
90,093		Industrial Alliance Insurance and Financial Services, Inc	1,701
92,714		Infinity Property & Casualty Corp	4,333
115,595		ING Canada, Inc	2,960
1,555,430	e	Insurance Australia Group Ltd	4,218
286,485		IPC Holdings Ltd	8,566
188,831		Irish Life & Permanent plc	412
48,950		Just Retirement plc	46
24,556	e	Kansas City Life Insurance Co	1,065
79,784		KBC Groep NV	2,379
23,084	e	Kingsway Financial Services, Inc	120
706,116	e	Leucadia National Corp	13,981
135,548		Liberty Holdings Ltd	916
1,060,798		Lincoln National Corp	19,985
1,210,896		Loews Corp	34,208

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
270,875	e	Maiden Holdings Ltd	$848
2,569,550		Manulife Financial Corp	43,294
33,947	e*	Markel Corp	10,150
945,683	*	MAX India Ltd	2,244
865,695	e	Max Re Capital Ltd	15,323
726,000	e*	MBIA, Inc	2,955
321,868	e	Meadowbrook Insurance Group, Inc	2,073
195,041	e	Mediolanum S.p.A.	848
93,452	e	Mercury General Corp	4,298
4,006,548		Metlife, Inc	139,668
929,208	e	MGIC Investment Corp	3,234
264,849		Milano Assicurazioni S.p.A.	832
12,798		Milano Assicurazioni S.p.A.	41
298,000		Ming An Holdings Co Ltd	30
683,963		Mitsui Sumitomo Insurance Group Holdings, Inc	21,751
85,013	e*	Molina Healthcare, Inc	1,497
511,883	e	Montpelier Re Holdings Ltd	8,595
628,135		Muenchener Rueckver AG.	97,517
42,141	e	National Interstate Corp	753
12,597	e	National Western Life Insurance Co (Class A)	2,131
197,908	e	Nationwide Financial Services, Inc (Class A)	10,333
72,301	e*	Navigators Group, Inc	3,970
469,275		Nipponkoa Insurance Co Ltd	3,651
390,873		Nissay Dowa General Insurance Co Ltd	2,431
17,569		Northbridge Financial Corp	553
39,931		Novae Group plc	179
32,783	e	NYMAGIC, Inc	625
135,183	e	Odyssey Re Holdings Corp	7,004
8,808,466		Old Mutual plc	6,965
789,023	e	Old Republic International Corp	9,405
105,991	e	OneBeacon Insurance Group Ltd (Class A)	1,107
535,000		Pacific Century Regional Developments Ltd	52
825,594		PartnerRe Ltd	58,840
640,725	e	Phoenix Cos, Inc	2,095
2,748,000	*	PICC Property & Casualty Co Ltd	1,482
1,404,000	e	Ping An Insurance Group Co of China Ltd	6,793
281,479	e	Platinum Underwriters Holdings Ltd	10,156
218,648	*	PMA Capital Corp (Class A)	1,548
391,662	e	PMI Group, Inc	764
89,100	*	Porto Seguro S.A.	499
731,525		Power Corp of Canada	13,285
472,132	e	Power Financial Corp	9,141
219,448		Premafin Finanziaria S.p.A.	393
130,765	e	Presidential Life Corp	1,293
297,857	e*	Primus Guaranty Ltd	340
1,835,459	e	Principal Financial Group	41,426
185,449	*	ProAssurance Corp	9,788
2,456,662	e	Progressive Corp	36,383
390,863		Protective Life Corp	5,609
2,959,775		Prudential Financial, Inc	89,563
3,828,406		Prudential plc	22,925
457,279		Radian Group, Inc	1,683
111,329	e*	RadNet, Inc	373
376,050		Reinsurance Group of America, Inc	16,102
920,321	e	RenaissanceRe Holdings Ltd	47,452
104,454		RLI Corp	6,388
7,413,104		Royal & Sun Alliance Insurance Group plc	14,719

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
97,434	e	Safety Insurance Group, Inc	$3,708
259,544		Sampo Oyj (A Shares)	4,912
41,759		Samsung Fire & Marine Insurance Co Ltd	6,346
2,289,649		Sanlam Ltd	4,210
240		Schweizerische National-Versicherungs-Gesellschaft	139
483,984	e	SCOR	11,010
126,514	*	SeaBright Insurance Holdings, Inc	1,485
310,512		Selective Insurance Group, Inc	7,120
431,359		SNS Reaal	2,350
20,640	e	Societa Cattolica di Assicurazioni SCRL	737
1,919,035	e	Sompo Japan Insurance, Inc	14,210
2,942		Sony Financial Holdings, Inc	11,228
79,354		St James's Place plc	203
301,085		Stancorp Financial Group, Inc	12,576
3,889,821		Standard Life plc	11,297
76,806	e	State Auto Financial Corp	2,309
94,332	e	Stewart Information Services Corp	2,216
2,477,696	e	Storebrand ASA	6,119
740,978		Sun Life Financial, Inc	17,070
51,430		Swiss Life Holding	3,566
228,752		Swiss Reinsurance Co	11,201
333,738		T&D Holdings, Inc	14,126
5,174	*	Topdanmark AS	678
499,775	e	Torchmark Corp	22,340
103,595	e	Tower Group, Inc	2,922
210,706		Tower Ltd	190
153,423	e	Transatlantic Holdings, Inc	6,146
3,556,528		Travelers Cos, Inc	160,755
76,019	e*	Triple-S Management Corp (Class B)	874
8,626	e	TrygVesta A.S.	543
11,984	e	Uniqa Versicherungen AG.	310
115,685	e*	United America Indemnity Ltd (Class A)	1,482
130,945	e	United Fire & Casualty Co	4,068
7,677,901		UnitedHealth Group, Inc	204,232
151,730	e	Unitrin, Inc	2,418
222,212	e*	Universal American Financial Corp	1,960
1,244,067		UnumProvident Corp	23,139
565,673		Validus Holdings Ltd	14,798
12,591		Vittoria Assicurazioni S.p.A.	68
1,002,314		W.R. Berkley Corp	31,072
480,495	e*	WellCare Health Plans, Inc	6,179
2,603,729	*	WellPoint, Inc	109,695
5,498		Wesco Financial Corp	1,583
104,936	e	Wiener Staedtische Allgemeine Versicherung AG.	3,646
6,850,358	e	XL Capital Ltd (Class A)	25,346
202,102		Zenith National Insurance Corp	6,380
244,646		Zurich Financial Services AG.	53,450
		TOTAL INSURANCE CARRIERS	3,158,083

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
71,641	*	China Fire & Security Group, Inc	488
822,064	e*	Corrections Corp of America	13,449
263,736	e*	Geo Group, Inc	4,755
2,578,000	e*	PAN Fish ASA	395
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	19,087

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
LEATHER AND LEATHER PRODUCTS - 0.14%
150,000		Adidas-Salomon AG.	$5,718
8,524	e	Antichi Pellettieri S.p.A.	34
3,449,113	*	Coach, Inc	71,638
527,195	e*	CROCS, Inc	654
113,697	e*	Genesco, Inc	1,924
32,287	e	Geox S.p.A.	203
326,161	e*	Iconix Brand Group, Inc	3,190
151,947	e	LVMH Moet Hennessy Louis Vuitton S.A.	10,090
2,243,416		Pou Chen Corp	1,001
106,609	*	Steven Madden Ltd	2,273
279,761	e*	Timberland Co (Class A)	3,231
4,442		Tod's S.p.A.	193
41,237	e	Weyco Group, Inc	1,363
275,098	e	Wolverine World Wide, Inc	5,788
813,078	e	Yue Yuen Industrial Holdings	1,607
		TOTAL LEATHER AND LEATHER PRODUCTS	108,907

LEGAL SERVICES - 0.03%
541,890	e*	FTI Consulting, Inc	24,211
48,721	e*	Pre-Paid Legal Services, Inc	1,817
		TOTAL LEGAL SERVICES	26,028

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
163,254		Arriva plc	1,412
101,001	e	Brisa-Auto Estradas de Portugal S.A.	751
1,624,124		ComfortDelgro Corp Ltd	1,634
62,136	e*	Emergency Medical Services Corp (Class A)	2,275
51,962		Go-Ahead Group plc	776
379,423	e	Keihin Electric Express Railway Co Ltd	3,351
179,625	e	Keisei Electric Railway Co Ltd	1,123
33,015		National Express Group plc	235
764,000		SMRT Corp Ltd	875
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	12,432

LUMBER AND WOOD PRODUCTS - 0.02%
61,135	e	American Woodmark Corp	1,114
352,028	e*	Champion Enterprises, Inc	197
31,000	e	Daiken Corp	71
53,126	e	Deltic Timber Corp	2,431
72,536		Duratex S.A.	448
604,100	e	Louisiana-Pacific Corp	942
163,237		Masisa S.A.	12
263,924	e	MFI Furniture plc	58
107,886	e	Nobia AB	235
23,889	e	Pfleiderer AG.	229
206,152	*	Sino-Forest Corp	1,648
40,884	e	Skyline Corp	817
26,229	e	Sonae Industria SGPS S.A.	56
92,000	e	Takara Standard Co Ltd	592
91,802	e	Universal Forest Products, Inc	2,470
23,589	e	West Fraser Timber Co Ltd	608
		TOTAL LUMBER AND WOOD PRODUCTS	11,928

METAL MINING - 1.30%
722,807		Aditya Birla Minerals Ltd	68
123,459		African Rainbow Minerals Ltd	1,482
169,094	e	Agnico-Eagle Mines Ltd	8,598

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
93,857	e*	Alamos Gold, Inc	$665
231,603	e*	Allied Nevada Gold Corp	1,172
200,286	e	Alumina Ltd	194
106,739	*	Andean Resources Ltd	82
5,054,339		Anglo American plc	112,346
70,725		Anglo Platinum Ltd	3,960
279,323		AngloGold Ashanti Ltd	7,614
123,263		Antofagasta plc	754
336,693	e*	Apex Silver Mines Ltd	330
211,225	e	Aquarius Platinum Ltd	552
22,362	e*	Aquiline Resources, Inc	31
326,209	*	Aricom plc	36
89,432	e*	Atlas Iron Ltd	53
220,517	*	Aura Minerals, Inc	29
150,457	*	Aurizon Mines Ltd	486
133,437	*	Avoca Resources Ltd	154
53,754	*	Avocet Mining plc	69
2,524,418		Barrick Gold Corp	92,823
1,546,351		Barrick Gold Corp	56,004
5,186,513		BHP Billiton Ltd	110,072
3,111,079		BHP Billiton plc	57,880
151,686	e	Boliden AB	355
431,771	e	Cameco Corp	7,362
73,360		CAP S.A.	767
63,417	*	Centerra Gold, Inc	228
921,326	*	Central African Mining & Exploration Co plc	28
428,939		Cia Minera Milpo SAA	921
685,165		Cliffs Natural Resources, Inc	17,547
3,189,352	e*	Coeur d'Alene Mines Corp	2,807
2,081,676		Companhia Vale do Rio Doce	21,326
1,657,726		Companhia Vale do Rio Doce	19,684
273,020	e	Companhia Vale do Rio Doce (ADR)	3,306
178,003		Compania de Minas Buenaventura S.A.	3,600
42,311	*	Consolidated Thompson Iron Mines Ltd	32
108,934	e*	Crystallex International Corp	17
75,062	e*	Denison Mines Corp	89
14,698	e*	Detour Gold Corp	101
278,575	e*	Eastern Platinum Ltd	76
100,000	*	ECU Silver Mining, Inc	73
451,986	e*	Eldorado Gold Corp	3,533
103,134	e	Energy Resources of Australia Ltd	1,366
325,959		Eurasian Natural Resources Corp	1,547
83,244	e*	European Goldfields Ltd	219
474,936		Ferrexpo plc	205
198,706		First Quantum Minerals Ltd	2,835
92,512	e*	FNX Mining Co, Inc	228
36,500	*	Forsys Metals Corp	174
164,340	e	Foundation Coal Holdings, Inc	2,304
55,841		Franco-Nevada Corp	963
2,057,169	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	50,277
49,374	e*	Fronteer Development Group, Inc	95
238,065	e*	Gabriel Resources Ltd	293
58,964	e*	Gammon Gold, Inc	323
282,071	e*	Gindalbie Metals Ltd	116
964,048		Gold Fields Ltd	9,583
620,000		Gold Fields Ltd (ADR)	6,157
1,170,470		Goldcorp, Inc	36,399

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
98,082	*	Golden Star Resources Ltd	$99
125,539	e*	Great Basin Gold Ltd	160
20,287	*	Guyana Goldfields, Inc	31
343,765	*	Harmony Gold Mining Co Ltd	3,633
788,370	e*	Hecla Mining Co	2,208
47,386	*	Highland Gold Mining Ltd	25
44,786		Hochschild Mining plc	71
145,880	e*	HudBay Minerals, Inc	362
181,077		Iamgold Corp	1,115
261,950	e*	Iluka Resources Ltd	848
764,559		Impala Platinum Holdings Ltd	11,164
41,237	e	Independence Group NL	62
53,399	e	Inmet Mining Corp	847
360,603	e*	Ivanhoe Mines Ltd	955
67,438	e	Kagara Zinc Ltd	21
16,422	*	Katanga Mining Ltd	5
383,224		Kazakhmys plc	1,273
55,814	*	Kingsgate Consolidated Ltd	138
940,195		Kinross Gold Corp	17,136
20,873	*	Kirkland Lake Gold, Inc	75
8,696		Korea Zinc Co Ltd	519
36,680		Labrador Iron Ore Royalty Income Fund	633
44,607	e	Lonmin plc	584
155,729	e*	Lundin Mining Corp	150
361,244	e*	Lynas Corp Ltd	71
918,137		Macmahon Holdings Ltd	243
19,549	*	MAG. Silver Corp	87
284,705	e	Minara Resources Ltd	57
230,637	e	Mincor Resources NL	114
20,628	e*	Minefinders Corp	102
12,669		Mineral Resources Ltd	19
31,919	*	Mirabela Nickel Ltd	19
1,695,503	e	MMC Norilsk Nickel (ADR)	10,783
208,052	e	MMC Norilsk Nickel (ADR)	1,311
556,706	e*	Mount Gibson Iron Ltd	173
191,497	e*	Murchison Metals Ltd	85
122,320	e*	New Gold, Inc	175
1,369,276	e	Newcrest Mining Ltd	32,353
1,867,402		Newmont Mining Corp	76,003
21,434	e*	North American Palladium Ltd	38
122,056		Northam Platinum Ltd	272
25,044	*	Northern Dynasty Minerals	91
27,479	m,v*	Northern Iron Ltd	17
128,645	e*	Northgate Minerals Corp	106
120,488	e*	Novagold Resources, Inc	173
74,105	f	Novolipetsk Steel (GDR)	756
37,471		Nyrstar	114
621,139	e	Orica Ltd	6,054
69,143	e*	Osisko Mining Corp	204
562,131	e	Oxiana Ltd	216
1,001,299	e*	Paladin Resources Ltd	1,731
90,098	e*	PAN American Silver Corp	1,533
5,731,729	e*	Pan Australian Resources Ltd	340
305,477	e*	Patriot Coal Corp	1,909
20,273	e	Peter Hambro Mining plc	110
77,830	e*	Platinum Australia Ltd	31
86,402	e*	Polyus Gold Co (ADR)	1,063

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
73,776		Polyus Gold Co (ADR)	$879
3,494,500		PT Aneka Tambang Tbk	358
1,860,500		PT International Nickel Indonesia Tbk	339
70,837	e*	Quadra Mining Ltd	160
123,692	e*	Red Back Mining, Inc	861
134,936	e*	Resolute Mining Ltd	44
777,113	e	Rio Tinto Ltd	20,589
2,856,303		Rio Tinto plc	61,189
237,547	e	Rio Tinto plc (ADR)	21,120
300,900	*	Rosetta Resources, Inc	2,130
162,721	e	Royal Gold, Inc	8,008
117,201	e	Sally Malay Mining Ltd	79
356,411		Sesa Goa Ltd	628
154,338	e*	ShengdaTech, Inc	543
589,450		Sherritt International Corp	1,509
26,100	e*	Silver Standard Resources, Inc	411
250,494	*	Silver Wheaton Corp	1,623
84,541	e	Silvercorp Metals, Inc	179
130,974	e*	Sino Gold Mining Ltd	457
762,558	e	Southern Copper Corp	12,247
225,311		Southern Copper Corp	3,670
728,899	e*	St Barbara Ltd	160
232,216	e*	Stillwater Mining Co	1,147
2,715,700	e	Straits Asia Resources Ltd	1,470
1,512	e	Sumitomo Titanium Corp	38
584,370	*	Sundance Resources Ltd	33
34,564	e*	Tanzanian Royalty Exploration Corp	147
261,291	*	Taseko Mines Ltd	150
1,414,574	e	Teck Cominco Ltd (Class B)	6,898
123,799	e*	Thompson Creek Metals Co, Inc	491
60,658	e*	Uex Corp	32
456,898	e*	Uranium One, Inc	662
287,438	e*	Uranium Resources, Inc	221
41,090	e	Vedanta Resources plc	361
38,166	e*	Western Areas NL	88
625,993		Xstrata plc	5,760
1,327,173	e	Yamana Gold, Inc	10,159
3,945,500	e	Zijin Mining Group Co Ltd	2,393
		TOTAL METAL MINING	996,090

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.42%
49,961	e	Aalberts Industries NV	351
182,024	e	Aderans Co Ltd	1,914
32,500		Alpen Co Ltd	634
28,891	e	Amer Sports Oyj (A Shares)	219
59,072	e	Armstrong World Industries, Inc	1,277
52,205	*	Ballard Power Systems, Inc	57
138,471	e	Blyth, Inc	1,086
43,465	e	Bulgari S.p.A.	277
353,976		Callaway Golf Co	3,288
80,000		Chen Hsong Holdings	14
290,000		Chow Sang Sang Hldg	150
1,221,000	e	Citic Pacific Ltd	1,320
297,970		Compagnie Financiere Richemont S.A.	5,677
30,000		Daiwa Seiko, Inc	43
171,850	e	Daktronics, Inc	1,609
22,000		Denki Kogyo Co Ltd	138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,718		Folli-Follie S.A.	$151
1,456		Forbo Holding AG.	268
2,701,702		Futuris Corp Ltd	1,215
1,300,107	e	Hasbro, Inc	37,924
68,152	e	Hills Industries Ltd	147
4,076,000		Hutchison Harbour Ring Ltd	284
20,093		Indutrade AB	173
169,789	e*	Intrepid Potash, Inc	3,527
154,120	e*	Jakks Pacific, Inc	3,179
74,102		JUMBO S.A.	447
530,000	*	Kiu Hung Energy Holdings Ltd	16
175,897	e*	Leapfrog Enterprises, Inc	616
102,000		Luk Fook Holdings International Ltd	27
74,984	e	Marine Products Corp	421
1,246,488		Mattel, Inc	19,944
13,000,000		Ming Fung Jewellery Group Ltd	495
8,500		Mitsubishi Pencil Co Ltd	103
33,000	e	Mizuno Corp	159
123,156	e	Namco Bandai Holdings, Inc	1,350
140,640	e*	Nautilus, Inc	311
447,328		Nintendo Co Ltd	170,947
10,724,857		Playmates Holdings Ltd	1,342
94,513	e*	RC2 Corp	1,009
10,136	*	RHI AG.	163
10,200		Roland Corp	137
88,294	e*	Russ Berrie & Co, Inc	262
63,000		Ryobi Ltd	129
227,990		Sankyo Co Ltd	11,502
10,000		Sato Corp	113
397,625	e*	Shuffle Master, Inc	1,972
33,166		Societe BIC S.A.	1,898
165		SRI Sports Ltd	157
49,894	e*	Steinway Musical Instruments, Inc	874
82,830	e	Tasaki Shinju Co Ltd	73
89,400	e	Tomy Co Ltd	586
1,682,284		Tyco International Ltd	36,337
176,000		Win Hanverky Holdings Ltd	9
126,955	e	Yamaha Corp	1,180
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	317,501

MISCELLANEOUS REPAIR SERVICES - 0.00%**
3,000		Nichiden Corp	90
		TOTAL MISCELLANEOUS REPAIR SERVICES	90

MISCELLANEOUS RETAIL - 1.06%
188,071	e*	1-800-FLOWERS.COM, Inc (Class A)	718
940,000	e*	Alibaba.com Ltd	677
1,782,946	e*	Amazon.com, Inc	91,429
92,636		Avenir Telecom	55
36,712		Axis Communications AB	280
128,584	e	Barnes & Noble, Inc	1,929
9,671		BayWa AG.	363
9,450	e	Belluna Co Ltd	25
9,230	e*	Bidz.com, Inc	42
154,967	e	Big 5 Sporting Goods Corp	807
41,181		BIM Birlesik Magazalar AS	860
68,458	e*	Blue Nile, Inc	1,677

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
405,481	e*	Borders Group, Inc	$162
96,871	e*	Build-A-Bear Workshop, Inc	471
25,459	*	Buongiorno SpA	23
7,800	*	BW GAS Ltd	12
9,000,000	m,v	C&O Pharmaceutical Technology Holdings Ltd	781
209,724	e*	Cabela's, Inc	1,223
185,218		Cash America International, Inc	5,066
1,140,000	*	China WindPower Group Ltd	30
1,200,000	*	CK Life Sciences International Holdings, Inc	37
314,695	e*	CKX, Inc	1,155
4,560	*	cocokara fine HOLDINGS, Inc	73
336,083	e*	Coldwater Creek, Inc	958
10,601,967		CVS Corp	304,701
99,292		DCC plc	1,442
528,664	e*	Dick's Sporting Goods, Inc	7,459
483,332	e*	Dollar Tree, Inc	20,203
15,964	e	Douglas Holding AG.	722
46		Dr Ci:Labo Co Ltd	85
447,757	e*	Drugstore.Com	555
226,104	*	Ezcorp, Inc (Class A)	3,439
46,156	e*	Fuqi International, Inc	289
17,127,213		Game Group plc	31,273
2,200	*	Growell Holdings Co Ltd	43
53,455	*	Grupa Lotos S.A.	216
120,850	e*	GSI Commerce, Inc	1,271
5,483		Hellenic Duty Free Shops S.A.	44
153,840	e*	Hibbett Sports, Inc	2,417
287,913		Home Retail Group	875
231,259	e*	HSN, Inc	1,681
6,189,239		Hutchison Whampoa Ltd	31,025
685,482		Ichitaka Co Ltd	800
45,900		Itochu Enex Co Ltd	325
63,255	e	Jean Coutu Group PJC, Inc/The	425
74,593	e	JJB Sports plc	4
150,449	e*	Jo-Ann Stores, Inc	2,330
25,728		Majestic Wine plc	41
266,735	e*	Marvel Entertainment, Inc	8,202
214,766		Metro AG.	8,541
11,300		Mitsuuroko Co Ltd	77
176,247	e	MSC Industrial Direct Co (Class A)	6,491
113,716		N Brown Group plc	332
12,900	*	Nippon Gas Co Ltd	199
36,500	e	Nissen Holdings Co Ltd	198
172,770	e	Nutri/System, Inc	2,521
1,550,673	*	Office Depot, Inc	4,621
258,770	e	OfficeMax, Inc	1,977
21,000		Okuwa Co Ltd	319
1,426,865		Origin Energy Ltd	16,036
2,815,000	*	OSIM International Ltd	137
4,500		Otsuka Kagu Ltd	29
104,469	e*	Overstock.com, Inc	1,126
11,700	e	Paris Miki, Inc	108
1,056,500	e	Parkson Retail Group Ltd	1,200
65,545	*	PC Connection, Inc	336
57,716	e*	PC Mall, Inc	231
903,995	e	Petsmart, Inc	16,679
139,346	e*	Priceline.com, Inc	10,263

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
67,666	e	Pricesmart, Inc	$1,398
3,923,195	e*	Rite Aid Corp	1,216
200,000		SA SA International Holdings Ltd	49
13,900	e	Senshukai Co Ltd	109
338,688	e	Shoppers Drug Mart Corp	13,183
91,495	e*	Shutterfly, Inc	640
35,503		Signet Jewelers Ltd	296
334,514		Signet Jewelers Ltd	2,900
66,000		Sinanen Co Ltd	305
85,335	e*	Stamps.com, Inc	839
3,717,616		Staples, Inc	66,620
187,800	e	Sugi Pharmacy Co Ltd	5,020
22,200	e	Sundrug Co Ltd	617
61,709	e	Systemax, Inc	665
27,557		Takkt AG.	312
164		Telepark Corp	225
439,432	e	Tiffany & Co	10,384
14,500	*	Tsuruha Holdings, Inc	562
310,403		Tsutsumi Jewelry Co Ltd	6,594
3,737,594		Walgreen Co	92,207
213,122	e	WH Smith plc	1,099
168,249	e	World Fuel Services Corp	6,225
14,400	e	Xebio Co Ltd	281
187,709	e*	Zale Corp	625
96,906	e*	Zumiez, Inc	722
		TOTAL MISCELLANEOUS RETAIL	813,234

MOTION PICTURES - 0.57%
64,165	*	Ascent Media Corp (Series A)	1,401
66,066		Astral Media, Inc	1,306
170,752	e*	Avid Technology, Inc	1,863
3,380,000	*	Big Media Group Ltd	83
951,891	e*	Blockbuster, Inc (Class A)	1,199
183,708	e	Cinemark Holdings, Inc	1,365
72,200	e	Culture Convenience Club Co Ltd	741
943,825	e*	Discovery Communications, Inc (Class A)	13,365
716,367	*	Discovery Communications, Inc (Class C)	9,592
281,807	e*	DreamWorks Animation SKG, Inc (Class A)	7,118
19,470	*	EM.Sport Media AG.	69
335,000	*	eSun Holdings Ltd	45
94,039	e*	Gaiam, Inc (Class A)	435
219,734	e	HMV Group plc	341
1,731		Kinepolis	40
443,595	e*	Macrovision Solutions Corp	5,611
259,431		National CineMedia, Inc	2,631
12,781,322		News Corp (Class A)	116,182
281,505	e	Regal Entertainment Group (Class A)	2,874
20,470	*	RHI Entertainment, Inc	166
50,000		Shaw Brothers (Hong Kong)	83
31,000	e	Shochiku Co Ltd	217
25,856,703		Time Warner, Inc	260,119
30,000		Toei Animation Co Ltd	566
83,000		Toei Co Ltd	378
136,357	e	Toho Co Ltd	2,934
20,900	e	Tohokushinsha Film Corp	149
834,150	e*	tw telecom inc (Class A)	7,065
		TOTAL MOTION PICTURES	437,938

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

NONDEPOSITORY INSTITUTIONS - 0.57%
17,975		Aareal Bank AG.	$147
55,762	e	Acom Co Ltd	2,357
365,564		Advance America Cash Advance Centers, Inc	691
8,247		Advanta Corp (Class A)	10
238,496	e	Advanta Corp (Class B)	498
644,393	e	Aeon Credit Service Co Ltd	6,794
778,303		Aeon Thana Sinsap Thailand PCL	510
73,906	e	Aiful Corp	213
785,017	e	American Capital Ltd	2,543
4,575,076		American Express Co	84,868
550,606	e*	AmeriCredit Corp	4,207
794,612	e	Apollo Investment Corp	7,398
100,000	f	ARA Asset Management Ltd	25
547,230	e	Ares Capital Corp	3,464
35,057	e*	Banca Italease S.p.A.	112
279,674		Banco Compartamos S.A. de CV	505
130,830		Bank Pekao S.A.	5,572
71,065	e	BlackRock Kelso Capital Corp	701
176,859	e	BlueBay Asset Management plc	178
1,298,227		BM&FBOVESPA S.A.	3,351
223,162	e*	Boise, Inc	96
257,424	m,v	Bradford & Bingley plc	-	^
1,702,531	e	Capital One Financial Corp	54,294
1,976,128	e	CapitalSource, Inc	9,130
541,710		Cattles plc	140
24,000	e	Central Finance Co Ltd	43
634,292	e	Challenger Financial Services Group Ltd	862
6,177,079	e	Chimera Investment Corp	21,311
930,242	e	CIT Group, Inc	4,223
230,442		Collins Stewart plc	195
130,809	e*	CompuCredit Corp	723
35,918	e*	Credit Acceptance Corp	492
405,238	e	Credit Saison Co Ltd	5,626
807,072		Criteria Caixacorp S.A.	3,220
3,225,808		Discover Financial Services	30,742
10,960	e*	Doral Financial Corp	82
87,714	e*	Encore Capital Group, Inc	632
1,257	e	Energy Infrastructure Acquisition Corp	-	^
52,316	e	Federal Agricultural Mortgage Corp (Class C)	183
2,596,757	e	Federal Home Loan Mortgage Corp	1,896
8,936,010	e	Federal National Mortgage Association	6,791
138,787	e	Financial Federal Corp	3,230
113,306	e*	First Cash Financial Services, Inc	2,160
4,589,353		First Financial Holding Co Ltd	2,412
373,745	e*	First Marblehead Corp	482
664,000		First Shanghai Investments Ltd	63
3,442	*	Formuepleje Epikur AS	138
132,213	e	Gladstone Investment Corp	649
178,773	e	GLG Partners, Inc	406
790,000	e*	Global Ship Lease, Inc (Class A)	2,259
350,000	*	Golden Pond Healthcare, Inc	2,510
332,345	e*	Guaranty Financial Group, Inc	867
374,854	e*	Heckmann Corp	2,118
658,122	e	Henderson Group plc	551
157,788	e	Hercules Technology Growth Capital, Inc	1,250

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
73,473	e	Hitachi Capital Corp	$919
101,000		Hong Leong Finance Ltd	144
224,084		Housing Development Finance Corp	6,837
135,149	e	Hypo Real Estate Holding AG.	597
9,368		Indiabulls Securities Ltd	4
679,837		Infrastructure Development Finance Co Ltd	932
72,541	e	Intermediate Capital Group plc	666
164,329	e	International Personal Finance plc	328
410,411		Investor AB (B Shares)	6,260
89,000		Jaccs Co Ltd	169
450,800		Japan Securities Finance Co Ltd	2,198
335,921	*	KB Financial Group, Inc	8,988
98,355	e	Kohlberg Capital Corp	358
1,473,551		Lancashire Holdings Ltd	9,004
506,266	e	Lender Processing Services, Inc	14,910
413,529	e	MCG Capital Corp	294
77,510		Medallion Financial Corp	592
115,481	e*	Mercadolibre, Inc	1,895
53,025	e*	Mitcham Industries, Inc	211
103,420		Moneysupermarket.com Group plc	79
110,612	e	Nelnet, Inc (Class A)	1,585
95,006	e*	NewStar Financial, Inc	379
118,130		NGP Capital Resources Co	989
206,180	e*	Ocwen Financial Corp	1,893
53,400	e	OMC Card, Inc	105
83,500	e*	Orient Corp	92
226,660		ORIX Corp	12,943
1,514		Osaka Securities Exchange Co Ltd	6,757
266,186		Paragon Group of Cos plc	216
13,193	m,v*	Paragon Trade Brands, Inc	-	^
123,677	e	Patriot Capital Funding, Inc	450
120,124		PennantPark Investment Corp	434
303,539	e*	PHH Corp	3,864
73,728	e	Promise Co Ltd	1,870
88,432	e	Provident Financial plc	1,093
518,000		Public Financial Holdings Ltd	194
51,949	*	Quest Capital Corp	36
273,600		Redecard S.A.	3,015
43,482		Samsung Card Co	1,293
4,925	e	SFCG Co Ltd	217
1,607,228	e*	SLM Corp	14,304
198,655		Smiths News plc	201
15,947	e	Student Loan Corp	654
3,336,650		Taiwan Cooperative Bank	1,688
216,986	e	Takefuji Corp	1,780
2,798,530	e	Textron, Inc	38,816
312,168	e*	thinkorswim Group, Inc	1,754
284	e*	Thornburg Mortgage, Inc	-	^
151,424	e	Tower Australia Group Ltd	263
38,106	e*	Tree.com, Inc	99
219,413		Tullett Prebon plc	431
92,449	e*	World Acceptance Corp	1,827
		TOTAL NONDEPOSITORY INSTITUTIONS	438,547

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
475,022	e	Adelaide Brighton Ltd	$695
138,449	e	AMCOL International Corp	2,901
185,362		Compass Minerals International, Inc	10,873
22,261	*	Gem Diamonds Ltd	82
329,954	e*	General Moly, Inc	389
3,950,489	e	Grupo Mexico S.A. de C.V. (Series B)	2,513
469,876		Haci Omer Sabanci Holding AS	1,065
54,203		Harry Winston Diamond Corp	247
9,713	e	Imerys S.A.	439
180,981		K+S AG.	10,344
6,600	e	Nippon Ceramic Co Ltd	65
26,000		Nittetsu Mining Co Ltd	80
38,295	*	Petra Diamonds Ltd	44
5,115		S&B Industrial Minerals S.A.	57
346,060	e*	Shore Gold, Inc	126
2,311	e*	United States Lime & Minerals, Inc	56
375,098	e	Vulcan Materials Co	26,099
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	56,075

OIL AND GAS EXTRACTION - 4.41%
218,887	e*	Abraxas Petroleum Corp	158
110,800	e	Acergy S.A.	639
260,684	e	Addax Petroleum Corp	4,453
78,124		Advantage Energy Income Fund	324
47,378	e	AED Oil Ltd	34
153,231	*	Afren plc	57
29,200	m,v*	AGR Group ASA	63
312,226	e	Aker Kvaerner ASA	2,065
26,234		AltaGas Income Trust	366
2,116,454		Anadarko Petroleum Corp	81,589
3,987,277		Apache Corp	297,172
26,935	e	APCO Argentina, Inc	717
47,171	e*	Approach Resources, Inc	345
189,783	e*	Arena Resources, Inc	5,331
271,106	e*	Arrow Energy NL	507
194,189		Atlas America, Inc	2,884
150,366	e*	ATP Oil & Gas Corp	880
196,621	e*	Atwood Oceanics, Inc	3,004
525,647	e	Australian Worldwide Exploration Ltd	942
1,408,775		Baker Hughes, Inc	45,179
59,079	*	Bankers Petroleum Ltd	35
283,556	e*	Basic Energy Services, Inc	3,698
72,521		Baytex Energy Trust	861
857,690	e	Beach Petroleum Ltd	574
222,407	e	Berry Petroleum Co (Class A)	1,681
10,693,305		BG Group plc	147,132
192,083	e*	Bill Barrett Corp	4,059
31,466	e*	Birchcliff Energy Ltd	129
1,248,233	e	BJ Services Co	14,567
230,622	e*	BMB Munai, Inc	321
1,845,092		Boart Longyear Group	257
52,241	e	Bonavista Energy Trust	719
3,453		Bonterra Oil & Gas Ltd	48
34,356	*	BowLeven plc	14
285,297	e*	Brigham Exploration Co	913
122,418	e*	Bronco Drilling Co, Inc	791
1,257,946	e	Cabot Oil & Gas Corp	32,707
90,518	*	Cadogan Petroleum plc	23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
52,784	*	Cairn Energy plc	$1,529
273,522	*	Cairn India Ltd	966
237,594	e*	Cal Dive International, Inc	1,547
10,892	e	Calfrac Well Services Ltd	77
120,276	e*	Callon Petroleum Co	313
63,523	*	Calvalley Petroleums, Inc	69
1,401,239	*	Cameron International Corp	28,725
1,001,476		Canadian Natural Resources Ltd	39,548
448,564		Canadian Oil Sands Trust	7,667
202,265	e*	Cano Petroleum, Inc	89
142,558	e*	Carrizo Oil & Gas, Inc	2,295
6,682	e*	CAT Oil AG.	19
12,546	*	Celtic Exploration Ltd	128
285,595	e*	Cheniere Energy, Inc	814
2,105,955	e	Chesapeake Energy Corp	34,053
2,506,000	e	China Oilfield Services Ltd	2,021
376,142	e	Cimarex Energy Co	10,073
49,494	*	Clayton Williams Energy, Inc	2,249
82,624		Clough Ltd	15
17,566,000	e	CNOOC Ltd	16,410
2,730,000	e	Cnpc Hong Kong Ltd	849
95,147	e*	CNX Gas Corp	2,598
90,545	e*	Compagnie Generale de Geophysique S.A.	1,334
260,165	e*	Complete Production Services, Inc	2,120
101,261	e*	Compton Petroleum Corp	76
268,263	*	Comstock Resources, Inc	12,675
314,074	e*	Concho Resources, Inc	7,167
87,531	e*	Connacher Oil and Gas Ltd	52
67,984	e*	Contango Oil & Gas Co	3,827
139,868	e*	Continental Resources, Inc	2,897
62,716	*	Corridor Resources, Inc	113
66,847		Crescent Point Energy Trust	1,304
36,239	e*	Crew Energy, Inc	156
73,844	*	Dana Petroleum plc	1,053
35,798	e*	Dawson Geophysical Co	638
32,343		Daylight Resources Trust	205
314,081	e*	Delta Petroleum Corp	1,495
8,696,232	e*	Denbury Resources, Inc	94,963
339,000	e*	DET Norske Oljeselskap	224
2,915,092		Devon Energy Corp	191,551
373,700	e	Diamond Offshore Drilling, Inc	22,026
43,142	e*	Double Eagle Petroleum Co	303
8,800	e*	Electromagnetic GeoServices AS	5
29,454	*	Emerald Energy plc	144
1,485,503	e	EnCana Corp	68,541
274,927	*	Encore Acquisition Co	7,016
801,576	e*	Endeavour International Corp	401
230,812	e*	Energy Partners Ltd	312
71,080	e*	Energy Recovery, Inc	539
499,986	e	Energy XXI Bermuda Ltd	395
271,896		Enerplus Resources Fund	5,277
250,618	b,m,v*	Enron Corp	-	^
720,934		ENSCO International, Inc	20,467
256,185	e	Ensign Energy Services, Inc	2,743
1,124,815		EOG Resources, Inc	74,890
463,792	e	Equitable Resources, Inc	15,560
248,826	*	Essar Oil Ltd	444

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
59,692	e	Etablissements Maurel et Prom	$679
857,400	e*	EXCO Resources, Inc	7,768
215,746	e*	Exterran Holdings, Inc	4,595
37,612	*	Fairborne Energy Ltd	178
14,861	e*	Flint Energy Services Ltd	85
325,421	e*	Forest Oil Corp	5,366
1,135,000		Formosa Petrochemical Corp	2,345
31,430	e	Fred Olsen Energy ASA	848
199,108	e*	FX Energy, Inc	556
477,528		GAIL India Ltd	2,022
59,963	e*	Galleon Energy, Inc (Class A)	248
702,843	e*	Gasco Energy, Inc	274
78,500	e	Gazpromneft OAO (ADR)	812
171,666	e*	GeoGlobal Resources, Inc	275
35,897	*	Geokinetics, Inc	89
120,901	e*	Geomet, Inc	208
42,915	*	Georesources, Inc	373
406,258	e*	Global Industries Ltd	1,418
91,227	e*	GMX Resources, Inc	2,310
114,653	e*	Goodrich Petroleum Corp	3,434
–	e*	Grey Wolf, Inc	-	^
157,212	e*	Gulfport Energy Corp	621
31,528	*	Gulfsands Petroleum plc	58
5,226,912		Halliburton Co	95,025
17,980	*	Hardy Oil & Gas plc	45
193,300	e	Harvest Energy Trust	1,644
212,459	e*	Harvest Natural Resources, Inc	914
316,962	e*	Helix Energy Solutions Group, Inc	2,295
394,523	e	Helmerich & Payne, Inc	8,975
300,693	e*	Hercules Offshore, Inc	1,428
74,223	e*	Heritage Oil Ltd	219
119,324	*	Highpine Oil & Gas Ltd (Class A)	507
81,562	e	Houston American Energy Corp	276
523,290	e	Husky Energy, Inc	13,085
21,100		Idemitsu Kosan Co Ltd	1,359
47,323	*	Imperial Energy Corp plc	848
996		Inpex Holdings, Inc	7,940
159,171	e*	Iteration Energy Ltd	177
80,872	*	Ivanhoe Energy, Inc	38
6,500		Japan Petroleum Exploration Co	286
131,002		JKX Oil & Gas plc	349
920,000		K1 Ventures Ltd	89
18,000		Kanto Natural Gas Development Ltd	114
36,164	e*	Karoon Gas Australia Ltd	92
91,799	f	KazMunaiGas Exploration Production (GDR)	1,157
569,327	*	Key Energy Services, Inc	2,511
340,843	e	Linn Energy LLC	5,102
50,810	e*	Lundin Petroleum AB	273
33,755	e	Major Drilling Group International	342
366,223	e*	Mariner Energy, Inc	3,735
109,336	*	Max Petroleum plc	4
384,313	e*	McMoRan Exploration Co	3,766
72,020		Melrose Resources plc	195
533,981	*	Meridian Resource Corp	304
1,071,612	*	Nabors Industries Ltd	12,827
2,219,828	*	National Oilwell Varco, Inc	54,253
542,286		New Zealand Oil & Gas Ltd	402

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
451,200	e*	Newfield Exploration Co	$8,911
539,015	e*	Newpark Resources, Inc	1,994
901,515	e	Nexen Inc	15,664
186,374	e*	Nexus Energy Ltd	69
52,832	e	Niko Resources Ltd	1,818
1,345,433		Noble Corp	29,721
991,722		Noble Energy, Inc	48,813
110,731	*	Northern Oil And Gas, Inc	288
44,000	*	Norwegian Energy Co AS	87
75,526	f	NovaTek OAO (GDR)	1,446
33,132	e*	NuVista Energy Ltd	232
8,736,579		Occidental Petroleum Corp	524,107
197,091	e*	Oceaneering International, Inc	5,743
13,800	*	OGX Petroleo e Gas Participacoes S.A.	3,113
591,100		Oil & Gas Development Co Ltd	373
279,393		Oil & Natural Gas Corp Ltd	3,826
796,077		Oil Refineries Ltd	200
145,094	e*	Oilexco, Inc	33
858,655	e*	Oilsands Quest, Inc	627
86,831	e*	OPTI Canada, Inc	127
97,372	e*	PA Resources AB	147
143,900	e*	Pacific Rubiales Energy Corp	255
39,102	e	Panhandle Oil and Gas, Inc (Class A)	704
212,474	e*	Parallel Petroleum Corp	427
32,887		Paramount Energy Trust	135
14,090	*	Paramount Resources Ltd (Class A)	78
594,835	e*	Parker Drilling Co	1,725
1,010,173	e	Patterson-UTI Energy, Inc	11,627
235,654	e	Penn Virginia Corp	6,122
504,313		Penn West Energy Trust	5,544
14,101	e*	Petro Andina Resources, Inc (Class A)	66
48,314	e*	Petrobank Energy & Resources Ltd	795
944,983		Petro-Canada	20,454
33,900	m,v*	Petrocorp, Inc	-	^
938,784	e*	PetroHawk Energy Corp	14,673
20,975		Petroleo Brasileiro S.A (ADR)	428
3,179,088		Petroleo Brasileiro S.A.	37,476
3,361,373		Petroleo Brasileiro S.A.	32,922
4,174,931		Petroleo Brasileiro S.A. (ADR)	102,244
78,691	e*	Petroleum Development Corp	1,894
94,700	e*	Petroleum Geo-Services ASA	387
211,000	e*	Petrolia Drilling ASA	17
18,205	*	Petrolifera Petroleum Ltd	15
17,539	*	Petrominerales Ltd	82
72,537	e*	Petroplus Holdings AG.	1,466
232,816	e*	Petroquest Energy, Inc	1,574
34,466		Peyto Energy Trust	276
336,173	*	Pioneer Drilling Co	1,872
411,474	e	Pioneer Natural Resources Co	6,658
379,473	*	Plains Exploration & Production Co	8,819
23,221	*	Portland Gas plc	15
89,176	e*	PowerSecure International, Inc	293
594,200		PPB Group BHD	1,597
507,451	e	Precision Drilling Trust	4,139
165,224		Precision Drilling Trust	1,386
57,403	e*	Premier Oil plc	813
1,511,381	e*	Pride International, Inc	24,152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,212	e*	PrimeEnergy Corp	$63
20,888	e*	ProEx Energy Ltd	190
48,448		Progress Energy Trust	351
74,200	e	ProSafe ASA	284
135,000	e*	Prosafe Production Public Ltd	217
307,635		Provident Energy Trust	1,333
1,195,269		PTT Exploration & Production PCL	3,682
104,347	e*	Quest Resource Corp	46
101,691	*	Questerre Energy Corp	166
392,956	e*	Quicksilver Resources, Inc	2,189
232,372	e*	RAM Energy Resources, Inc	204
3,073,871	e	Range Resources Corp	105,710
57,100	e*	Real Resources, Inc	528
83,046	*	Regal Petroleum plc	48
533,553	*	Reliance Petroleum Ltd	955
87,803	e*	Rex Energy Corp	258
89,377	*	Riversdale Mining Ltd	150
196,714	*	Roc Oil Co Ltd	69
396,484	e	Rowan Cos, Inc	6,304
137,572	e	RPC, Inc	1,343
53,170	*	Salamander Energy plc	96
287,243		Santos Ltd	2,978
24,665	e	Savanna Energy Services Corp	160
63,234	e	SBM Offshore NV	822
6,042,129		Schlumberger Ltd	255,763
20,000	e*	Seabird Exploration Ltd	9
72,486	e*	SEACOR Holdings, Inc	4,831
744,393	e	SeaDrill Ltd	6,067
374,572	e*	Sibir Energy plc	660
59,564		SK Energy Co Ltd	3,663
878,384	e	Smith International, Inc	20,106
19,721	*	Soco International plc	310
94,500	e*	Songa Offshore ASA	185
1,422,231	*	Southwestern Energy Co	41,202
280,938	e	St. Mary Land & Exploration Co	5,706
652,118	*	Sterling Energy plc	26
188,200	e*	Stone Energy Corp	2,074
15,200	*	Storm Exploration, Inc	170
66,100	e*	Subsea 7, Inc	393
272,256	e*	Sulphco, Inc	256
285,546	*	Superior Energy Services	4,549
28,997		Superior Plus Income Fund	257
84,966	*	Superior Well Services, Inc	849
613,325		Surgutneftegaz (ADR)	3,128
358,500	e	Surgutneftegaz (ADR)	1,918
164,035	e*	Swift Energy Co	2,757
2,174,567	e	Talisman Energy, Inc	21,455
67,696	*	Tatneft (GDR)	2,369
39,309	e	Technip S.A.	1,192
262,085	e*	Tetra Technologies, Inc	1,274
66,600	e*	TGS Nopec Geophysical Co ASA	338
250,826	e	Tidewater, Inc	10,101
87,628	e*	Toreador Resources Corp	481
76,852	*	Transocean Ltd	3,631
175,270	e	Trican Well Service Ltd	1,130
102,821	e*	Trico Marine Services, Inc	459
72,184		Trilogy Energy Trust	338

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
80,824	e	Trinidad Drilling Ltd	$292
119,482	e*	Tri-Valley Corp	215
385,065		Tullow Oil plc	3,651
206,402	e*	TXCO Resources, Inc	307
59,990	e*	Union Drilling, Inc	311
506,476	*	Unit Corp	13,533
327,513	e*	UTS Energy Corp	213
472,328	*	Vaalco Energy, Inc	3,514
141,601	e*	Venoco, Inc	384
136,594	e	Venture Production plc	836
11,980	e*	Verenex Energy, Inc	66
24,664		Vermilion Energy Trust	503
566,198	e	W&T Offshore, Inc	8,108
298,382	*	Warren Resources, Inc	594
2,385,353	*	Weatherford International Ltd	25,809
980,912	e*	West Siberian Resources Ltd (GDR)	327
220,882	e*	Whiting Petroleum Corp	7,391
246,324	e*	Willbros Group, Inc	2,086
425,995	e	Woodside Petroleum Ltd	10,900
6,422,812		XTO Energy, Inc	226,533
		TOTAL OIL AND GAS EXTRACTION	3,373,178

PAPER AND ALLIED PRODUCTS - 0.39%
238,286	e*	AbitibiBowater, Inc	112
9,715		Ahlstrom Oyj (Series B)	91
27,756	e	Altri SGPS S.A.	81
521,068		Aracruz Celulose S.A.	556
395,972	e	Bemis Co	9,377
33,607		Billerud AB	92
220,456	*	Buckeye Technologies, Inc	802
35,618	e*	Canfor Corp	219
57,594	e	Cascades, Inc	160
252,170	*	Catalyst Paper Corp	61
242,900	e*	Cenveo, Inc	1,081
87,120	e	Corporate Express Australia Ltd	255
55,000		Daio Paper Corp	681
2,201,614	*	Domtar Corporation	3,677
548,849		DS Smith plc	598
108,165		Empresas CMPC S.A.	1,689
12,100	e	FP Corp	604
230,599		Glatfelter	2,145
762,091	e*	Graphic Packaging Holding Co	869
196,134	e	Greif, Inc (Class A)	6,557
32,768	e	Grupo Empresarial Ence S.A.	119
681,700	e	Hengan International Group Co Ltd	2,190
131,000	e	Hokuetsu Paper Mills Ltd	805
145,483	e	Holmen AB (B Shares)	3,641
52,317	e	Huhtamaki Oyj	327
2,156,729		International Paper Co	25,449
146,298	*	Istituto Finanziario Industriale S.p.A.	1,006
104,701	*	Kapstone Paper and Packaging Corp	249
2,200,377		Kimberly-Clark Corp	116,048
682,576	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,245
151,634	e	Kinnevik Investment AB (Series B)	1,256
456,795		Klabin S.A.	648
34,800	e	Kokuyo Co Ltd	253
187,200	e	Lee & Man Paper Manufacturing Ltd	92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,382		Mayr-Melnhof Karton AG.	$313
702,389		MeadWestvaco Corp	7,860
168,265	e*	Mercer International, Inc	323
138,703	e	Metso Oyj	1,700
3,262		Miquel y Costas & Miquel S.A.	52
376,000		Mitsubishi Paper Mills Ltd	892
24,584	e	Mondi Ltd	88
383,865		Mondi plc	1,125
78,975	e	M-real Oyj (B Shares)	78
76,302		Neenah Paper, Inc	675
77,000		Nine Dragons Paper Holdings Ltd	22
2,199		Nippon Paper Group, Inc	8,684
118,600	e*	Norske Skogindustrier ASA	235
2,006,009	e	OJI Paper Co Ltd	11,794
421,392	e	Packaging Corp of America	5,672
13,818		Papeles y Cartones de Europa S.A.	58
414,480	e	PaperlinX Ltd	202
169	e	Pilot Corp	272
113,092		Portucel Empresa Produtora de Pasta e Papel S.A.	244
126,000	e	Rengo Co Ltd	1,022
249,925		Rock-Tenn Co (Class A)	8,542
18,400	e	Sanrio Co Ltd	176
565,008	e	Sappi Ltd	2,298
89,218	e	Schweitzer-Mauduit International, Inc	1,786
51,358		Semapa-Sociedade de Investimento e Gestao	457
173,164		Smurfit Kappa Group plc	437
875,696	e*	Smurfit-Stone Container Corp	223
1,357,486		Sonoco Products Co	31,439
551,149	e	Stora Enso Oyj (R Shares)	4,366
506,629	e	Svenska Cellulosa AB (B Shares)	4,399
420,739	e	Temple-Inland, Inc	2,019
61,000	*	Tokushu Tokai Holdings Co Ltd	180
1,136,000	*	Uni-Bio Science Group Ltd	7
96,847		Uni-Charm Corp	7,286
481,192	e	UPM-Kymmene Oyj	6,168
72,988	e	Verso Paper Corp	75
99,622		Votorantim Celulose e Papel S.A.	766
247,781	e	Wausau Paper Corp	2,835
		TOTAL PAPER AND ALLIED PRODUCTS	298,805

PERSONAL SERVICES - 0.13%
2,302,105	e	Chaoda Modern Agriculture	1,470
696,711		Cintas Corp	16,185
141,842	*	Coinstar, Inc	2,767
145,754		Davis Service Group plc	569
48,173		Dignity plc	416
115,907	e	G & K Services, Inc (Class A)	2,344
1,842,565	e	H&R Block, Inc	41,863
41,595	e	Invocare Ltd	149
170,618	e	Jackson Hewitt Tax Service, Inc	2,677
988,773		Kuala Lumpur Kepong BHD	2,543
332,000		Modern Beauty Salon Holdings Ltd	25
254,865		Regis Corp	3,703
796,129	e	Rentokil Initial plc	504
463,030	e*	Sally Beauty Holdings, Inc	2,635
1,049,052		Service Corp International	5,214
102,857	e*	Steiner Leisure Ltd	3,036

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
81,532		Unifirst Corp	$2,421
284,718		Weight Watchers International, Inc	8,376
		TOTAL PERSONAL SERVICES	96,897

PETROLEUM AND COAL PRODUCTS - 6.30%
53,191	e	Alon USA Energy, Inc	487
194,661	e*	American Oil & Gas, Inc	156
14,600		AOC Holdings, Inc	82
744,006		Ashland, Inc	7,820
100,410		Bharat Petroleum Corp Ltd	775
40,266,140		BP plc	304,515
274,901	e	BP plc (ADR)	12,849
113,816	e	Caltex Australia Ltd	571
10,960,852		Chevron Corp	810,774
16,880,764	e	China Petroleum & Chemical Corp	10,215
7,503,441		ConocoPhillips	388,678
432,000		Cosmo Oil Co Ltd	1,345
164,499	*	CVR Energy, Inc	658
17,400	e	Daiseki Co Ltd	329
72,097	e	Delek US Holdings, Inc	382
3,762,854		Ecopetrol S.A.	3,355
5,943,631		ENI S.p.A.	143,026
42,431		ERG S.p.A.	523
4,094		Esso SA Francaise	409
26,388,717		Exxon Mobil Corp	2,106,611
358,351	e	Frontier Oil Corp	4,526
149,100	e	Galp Energia SGPS S.A. (B Shares)	1,488
763,651	e*	Gran Tierra Energy, Inc	2,138
235,065	e*	Headwaters, Inc	1,587
34,520		Hellenic Petroleum S.A.	259
1,659,044		Hess Corp	88,991
154,672	e	Holly Corp	2,820
371,062	e	Imperial Oil Ltd	12,321
15,554	e*	InterOil Corp	211
106,599	e*	Linc Energy Ltd	148
485,663	e	LUKOIL (ADR)	15,566
3,970,458		Marathon Oil Corp	108,632
64,379		Motor Oil Hellas Corinth Refineries S.A.	684
1,094,869		Murphy Oil Corp	48,557
45,304	e	Neste Oil Oyj	682
468,884	e	Nippon Mining Holdings, Inc	2,035
283,623		OMV AG.	7,536
12,527		Parkland Income Fund	65
22,000		Peab Industri AB (B Shares)	92
87,600		Petrobras Energia Participaciones S.A.(ADR) (Class B)	533
21,152,542		PetroChina Co Ltd	18,532
172,755		PGG Wrightson Ltd	130
319,399		Polski Koncern Naftowy Orlen S.A.	2,774
857,650		PTT PCL	4,372
81,131	e	Quaker Chemical Corp	1,335
648,149		Reliance Industries Ltd	16,400
1,167,552	e	Repsol YPF S.A.	24,927
1,387,149	e,f	Rosneft Oil Co (GDR)	5,202
4,679,673	e	Royal Dutch Shell plc (A Shares)	121,444
3,641,372		Royal Dutch Shell plc (B Shares)	90,363
538,864	e*	SandRidge Energy, Inc	3,314
250,107		Saras S.p.A.	853

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
963,993		Showa Shell Sekiyu KK	$9,553
131,000		Singapore Petroleum Co Ltd	206
35,682		SK Corp	2,743
43,811		S-Oil Corp	2,165
1,096,625	e	Statoil ASA	18,341
1,956,250	e	Suncor Energy, Inc	37,588
4,897,093		Suncor Energy, Inc	95,493
564,226	e	Sunoco, Inc	24,521
623,620	e	Tesoro Corp	8,213
844,800		Thai Oil PCL	581
53,495	e	TonenGeneral Sekiyu KK	536
3,449,183	e	Total S.A.	186,555
118,026		Tupras Turkiye Petrol Rafine	1,239
2,304,123		Valero Energy Corp	49,861
91,138	e	WD-40 Co	2,578
176,364	e	Western Refining, Inc	1,369
		TOTAL PETROLEUM AND COAL PRODUCTS	4,823,619

PIPELINES, EXCEPT NATURAL GAS - 0.09%
327,541	e	APA Group	685
51,400	e	Pembina Pipeline Income Fund	635
2,544,073	e	Spectra Energy Corp	40,044
787,082	e	TransCanada Corp	21,148
1,131,286		Wellstream Holdings plc	5,774
		TOTAL PIPELINES, EXCEPT NATURAL GAS	68,286

PRIMARY METAL INDUSTRIES - 0.79%
46,345	e	Acerinox S.A.	753
8,368	e*	Advanced Metallurgical Group NV	80
5,600	e	Ahresty Corp	18
61,000	e	Aichi Steel Corp	199
407,891		AK Steel Holding Corp	3,802
2,838,465	e	Alcoa, Inc	31,961
403,980	e	Allegheny Technologies, Inc	10,314
3,870,000	e	Aluminum Corp of China Ltd	2,037
1,074,720	e	Angang New Steel Co Ltd	1,202
560,132	e	Arcelor	13,322
6,100		Armtec Infrastructure Income Fund	85
9,800	e	Asahi Pretec Corp	115
15,600		BE Group AB	40
9,013		Bekaert S.A.	605
291,865	e	Belden CDT, Inc	6,094
2,151,936	e	BlueScope Steel Ltd	5,251
77,529		Bodycote plc	137
126,434	e*	Brush Engineered Materials, Inc	1,608
48,630	e	Canam Group, Inc	262
435,598	e	Carpenter Technology Corp	8,947
502,885		Catcher Technology Co Ltd	834
128,154	e*	Century Aluminum Co	1,282
9,372,859		China Steel Corp	6,597
51,000	e	Chugai Ro Co Ltd	162
53,046	e*	Coleman Cable, Inc	240
411,224	e*	CommScope, Inc	6,390
342,926		Companhia Siderurgica Nacional S.A.	4,265
12,924	*	Corinth Pipeworks S.A.	16
6,962,574		Corning, Inc	66,353
53,732		Daewoo International Corp	998

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
107,923		Daido Steel Co Ltd	$327
63,926		Delta plc	77
37,210		Dongkuk Steel Mill Co Ltd	821
771,485		DOWA HOLDINGS CO Ltd	2,852
6,664		Draka Holding	61
40,247		Duro Felguera S.A.	210
3,874		EL Ezz Aldekhela Steel Alexandria	565
235,669		El Ezz Steel Co	425
12,732		Elval Aluminium Process Co	15
107,173	e	Encore Wire Corp	2,032
200,231	e*	Equinox Minerals Ltd	221
568,157		Eregli Demir ve Celik Fabrikalari TAS	1,517
17,850	f	Evraz Group S.A. (GDR)	154
422,050		Feng Hsin Iron & Steel Co	410
222,000		Fujikura Ltd	736
2,836,127	e	Furukawa Electric Co Ltd	13,841
109,000		Furukawa-Sky Aluminum Corp	263
70,557	e*	Fushi Copperweld, Inc	372
215,945	e*	General Cable Corp	3,820
62,678	e*	General Steel Holdings, Inc	247
522,096	e	Gerdau Ameristeel Corp	3,180
203,950		Gerdau S.A.	1,054
649,002		Gerdau S.A.	4,191
159,838	e	Gibraltar Industries, Inc	1,908
75,000	e	Godo Steel Ltd	211
18,974		Halcor S.A.	20
63,685	e*	Haynes International, Inc	1,568
816,532		Hindalco Industries Ltd	861
28,182		Hoganas AB (Class B)	254
197,537	*	Horsehead Holding Corp	928
271,145	e	Hubbell, Inc (Class B)	8,861
55,524		Hyundai Steel Co	1,712
356,431	e	JFE Holdings, Inc	9,472
137,000		JFE Shoji Holdings, Inc	424
1,313,412	e	Jiangxi Copper Co Ltd	963
65,482		Johnson Matthey plc	1,031
125,322		KGHM Polska Miedz S.A.	1,189
147,437		KME Group S.p.A.	93
3,389,975		KNM Group BHD	397
2,888,889		Kobe Steel Ltd	5,307
5,600	e	Kyoei Steel Ltd	112
28,612		Leoni AG.	535
2,060,000	e	Maanshan Iron & Steel	734
9,909	f	Magnitogorsk Iron & Steel Works (GDR)	26
15,300	e	Maruichi Steel Tube Ltd	427
15,162	e	Matsuda Sangyo Co Ltd	150
153,012		Matthews International Corp (Class A)	5,612
151,200	e	Mechel Steel Group OAO (ADR)	605
146,899	e*	Metalico, Inc	228
271,000	e	Midas Holdings Ltd	91
46,000		Mitsubishi Cable Industries Ltd	42
573,784		Mitsubishi Materials Corp	1,452
169,000		Mitsubishi Steel Manufacturing Co Ltd	445
353,398		Mitsui Mining & Smelting Co Ltd	750
214,568		Mittal Steel South Africa Ltd	2,053
216,385		Mueller Industries, Inc	5,427
60,000	e	Nakayama Steel Works Ltd	148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
22,500		Neturen Co Ltd	$157
79,000		Nippon Denko Co Ltd	409
31,000	e	Nippon Koshuha Steel Co Ltd	30
468,000		Nippon Light Metal Co Ltd	475
52,000	e	Nippon Metal Industry Co Ltd	73
4,352,803	e	Nippon Steel Corp	14,305
104,500	e	Nippon Yakin Kogyo Co Ltd	298
30,284	e	Norddeutsche Affinerie AG.	1,192
215,660	e	Norsk Hydro ASA	879
51,782	e*	Northwest Pipe Co	2,207
1,341,358		Nucor Corp	61,971
47,499	e	Olympic Steel, Inc	968
309,279	e	OneSteel Ltd	531
27,200		Osaka Steel Co Ltd	353
35,946		Outokumpu Oyj	428
81,000	e	Pacific Metals Co Ltd	408
546,500		Parkson Holdings BHD	629
61,189		POSCO	18,581
872,558		Precision Castparts Corp	51,900
6,423	*	Recylex S.A.	22
134,227	e*	RTI International Metals, Inc	1,921
57,000	e	Sanyo Special Steel Co Ltd	169
15,135	e	Schmolz + Bickenbach AG.	234
98,694	e	Schnitzer Steel Industries, Inc (Class A)	3,716
220,850	f	Severstal (GDR)	605
44,390		Sidenor Steel Products Manufacturing Co S.A.	198
9,800	f,m,v*	Siderar SAIC (ADR) (Class A)	506
486,529		Steel Authority Of India	774
670,329	e	Steel Dynamics, Inc	7,494
248,136		Sterlite Industries India Ltd	1,325
769,790	e	Straits Resources Ltd	486
1,034,367		Sumitomo Electric Industries Ltd	8,007
115,000	e	Sumitomo Light Metal Industries Ltd	106
11,446,355		Sumitomo Metal Industries Ltd	28,274
310,144	e	Sumitomo Metal Mining Co Ltd	3,318
60,066	e*	Sutor Technology Group Ltd	139
226,000		SWCC Showa Holdings Co Ltd	147
22,639		Taihan Electric Wire Co Ltd	328
196,937		Tata Steel Ltd	878
272,832		Tenaris S.A.	2,836
3,888		Tenaris S.A. (ADR)	82
115,615	e	Texas Industries, Inc	3,989
19,300	*	Timminco Ltd	55
343,543	e	Titanium Metals Corp	3,027
26,035		TKH Group NV	290
12,500	e	Toho Titanium Co Ltd	137
132,000	e	Toho Zinc Co Ltd	323
50,000	e	Tokyo Rope Manufacturing Co Ltd	145
330,322	e	Tokyo Steel Manufacturing Co Ltd	3,466
77,000		Toyo Kohan Co Ltd	327
146,665		Tredegar Corp	2,666
83,732		Tubacex S.A.	280
138,758		Tubos Reunidos S.A.	413
821,000		Tung Ho Steel Enterprise Corp	530
278,014		Umicore	5,437
569,338		United States Steel Corp	21,179
55,003	e*	Universal Stainless & Alloy	797

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
61,093		Usinas Siderurgicas de Minas Gerais S.A.	$677
251,112		Usinas Siderurgicas de Minas Gerais S.A.	2,856
521,796	e	Vallourec	58,751
213,114	e	Voestalpine AG.	4,604
34,619		Von Roll Holding AG.	253
12,416,150		Walsin Lihwa Corp	2,406
11,300,000	*	Wonson International Holdings Ltd	28
378,471	e	Worthington Industries, Inc	4,171
53,700		Yamato Kogyo Co Ltd	1,453
182,000		Yodogawa Steel Works Ltd	759
		TOTAL PRIMARY METAL INDUSTRIES	601,774

PRINTING AND PUBLISHING - 0.38%
314,560	e*	ACCO Brands Corp	1,085
2,304		Agora S.A.	13
107,424	e	AH Belo Corp (Class A)	234
45,661		Alma Media	318
267,414	e	American Greetings Corp (Class A)	2,024
2,150,000		AMVIG Holdings Ltd	971
253,826	e	APN News & Media Ltd	439
48,605	e	Arnoldo Mondadori Editore S.p.A.	242
574,957		Belo (A.H.) Corp (Class A)	897
143,178		Bowne & Co, Inc	842
15,612		Caltagirone Editore S.p.A.	49
23,200	e	Cermaq ASA	89
119,304	e*	China Information Security Technology, Inc	429
63,915	*	Consolidated Graphics, Inc	1,447
63,622	e	Courier Corp	1,139
48,237	e	CSS Industries, Inc	856
508,600		Dai Nippon Printing Co Ltd	5,622
119,578	e	Daily Mail & General Trust	464
24,966		Davis & Henderson Income Fund	340
81,522	e	De La Rue plc	1,062
11,682	*	Dogan Yayin Holding	5
124,106	e*	Dolan Media Co	818
408,438		Dun & Bradstreet Corp	31,531
125,652	e	Eniro AB	177
139,069	e	Ennis, Inc	1,684
122,564	e	EW Scripps Co (Class A)	271
16,900	e	Fuji Seal International, Inc	268
20,133,000	*	Fung Choi Media Group Ltd	978
33,000	e	Gakken Co Ltd	49
996,564	e	Gannett Co, Inc	7,973
8,580	e	GateHouse Media, Inc	-	^
191,877	e	Harte-Hanks, Inc	1,197
31,474	*	Impresa SGPS	37
213,850		Independent News & Media plc	125
353,498		Informa plc	1,251
593,819	e	John Fairfax Holdings Ltd	677
146,076	e	John Wiley & Sons, Inc (Class A)	5,197
216,117		Johnston Press plc	37
259,932	e	Journal Communications, Inc (Class A)	637
119,027	e	Kadokawa Holdings, Inc	2,773
30,000	e	Kyodo Printing Co Ltd	75
77,762	e	Lagardere S.C.A.	3,135
15,550		Lambrakis Press S.A.	45
225,677	e	Lee Enterprises, Inc	93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
136,770	e*	Martha Stewart Living Omnimedia, Inc (Class A)	$356
324,940	e	McClatchy Co (Class A)	260
1,725,894	e	McGraw-Hill Cos, Inc	40,023
621,761	*	Mecom Group plc	9
134,961		Media General, Inc (Class A)	236
134,860	e	Meredith Corp	2,309
173,481	e*	MSCI, Inc (Class A)	3,081
47,486	e	Multi-Color Corp	751
503,277	e	New York Times Co (Class A)	3,689
2,168,000	e	Oriental Press Group	204
701,591	e	Orkla ASA	4,668
376,623	e	PagesJaunes Groupe S.A.	3,680
3,923,678		Pearson plc	36,161
118,302	e*	Playboy Enterprises, Inc (Class B)	256
232,883		PMP Ltd	81
148,132	e*	Presstek, Inc	476
215,935		Primedia, Inc	469
20,600	e	PRONEXUS, Inc	190
17,678		Quebecor, Inc	281
401,936	e*	R.H. Donnelley Corp	149
854,971		R.R. Donnelley & Sons Co	11,611
62,849		RCS MediaGroup S.p.A.	87
1,470,553		Reed Elsevier NV	17,212
2,887,946		Reed Elsevier plc	20,989
1,610	m,v	Roularta Media Group NV	28
24,608	e	Sanoma-WSOY Oyj	320
77,517	e	Schawk, Inc (Class A)	888
42,000	e	Schibsted ASA	506
135,888	e*	Scholastic Corp	1,845
6,270,451	e*	Seat Pagine Gialle S.p.A.	527
1,782,611	e	Singapore Press Holdings Ltd	3,848
2,171		Spir Communication	60
116,789		St Ives Group plc	139
103,155	e	Standard Register Co	921
27,972	e	Telegraaf Media Groep NV	484
293,975	e	Thomson Corp	8,478
97,715	e	Thomson Reuters plc	2,121
39,500		Toppan Forms Co Ltd	508
747,844	e	Toppan Printing Co Ltd	5,777
37,661	e	Torstar Corp	255
52,708	e	Transcontinental, Inc	425
320,070	e	Trinity Mirror plc	257
792,863		United Business Media Ltd	5,797
265,144	e*	Valassis Communications, Inc	350
218,167	e*	VistaPrint Ltd	4,060
21,153		Washington Post Co (Class B)	8,255
107,631	e	West Australian Newspapers Holdings Ltd	416
476,651		Wolters Kluwer NV	8,971
814,897	e	Yell Group plc	498
1,232,423	e	Yellow Pages Income Fund	6,679
		TOTAL PRINTING AND PUBLISHING	287,236

RAILROAD TRANSPORTATION - 0.93%
515,152	e	Asciano Group	542
1,521,184	e	Burlington Northern Santa Fe Corp	115,169
986,999	e	Canadian National Railway Co	35,802
182,155		Canadian Pacific Railway Ltd	6,047

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,124		Central Japan Railway Co	$35,766
2,387,697		CSX Corp	77,529
4,451		Delachaux S.A.	273
10,880		East Japan Railway Co	82,695
2,987,550		Firstgroup plc	18,642
171,182	*	Genesee & Wyoming, Inc (Class A)	5,221
1,574,000		Guangshen Railway Co Ltd	581
2,618,832	e	Hankyu Hanshin Holdings, Inc	15,124
414,780	e*	Kansas City Southern Industries, Inc	7,901
3,760,228		MTR Corp	8,714
2,111,621		Norfolk Southern Corp	99,352
3,951,350		Stagecoach Group plc	7,968
3,526,427		Union Pacific Corp	168,563
6,056		West Japan Railway Co	27,594
		TOTAL RAILROAD TRANSPORTATION	713,483

REAL ESTATE - 0.48%
256,742		Abacus Property Group	38
14,804		Acanthe Developpement S.A.	25
1,686		Affine S.A.	30
16,508		Africa Israel Investments Ltd	131
3,838,000	e	Agile Property Holdings Ltd	2,000
20,600		Airport Facilities Co Ltd	129
66,635	*	Alerion Industries S.p.A.	38
17,179,246	e	Allgreen Properties Ltd	5,127
2,133		Allreal Holding AG.	215
21,441		Alstria Office REIT-AG.	150
3,705,100		Amata Corp PCL	442
171,887		AMP NZ Office Trust	100
102,950		Aspen Group	32
1,039		Atenor Group	55
43,300	e	Atrium Co Ltd	147
990,934		Australand Property Group	176
9,247,920	m,v*	Ayala Land, Inc	19
12,581,243		Ayala Land, Inc	1,750
9,182	*	Babis Vovos International Construction S.A.	114
1,882,000		Beijing Capital Land Ltd	301
942,238	e	Beni Stabili S.p.A.	662
80,800	*	Brioschi Sviluppo Immobiliare	23
556,625		British Land Co plc	4,410
200,578	e	Brixton plc	381
43,000		Brookfield Properties Co	332
263,353	e	Brookfield Properties Corp	1,984
32,000		Bukit Sembawang Estates Ltd	90
57,155		CA Immo International AG.	233
32,696	e*	CA Immobilien Anlagen AG.	198
28,102		Capital & Regional plc	19
4,032,741	e	CapitaLand Ltd	8,705
2,909,411	e	CapitaMall Trust	3,211
81,115	e	Castellum AB	641
66,000		Cathay Real Estate Development Co Ltd	15
1,082,115	e*	CB Richard Ellis Group, Inc (Class A)	4,675
49,000		Central Pattana PCL	21
2,575	*	Centro Properties Group	-	^
666,344		Centro Retail Group	31
2,281,565	e	Champion Real Estate Investment Trust	612
5,420,028		Cheuk Nang Holdings Ltd	888

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,137,811		Cheung Kong Holdings Ltd	$10,761
4,311,000		China Aoyuan Property Group Ltd	573
1,190,000	e	China Resources Land Ltd	1,459
1,178,520		China Vanke Co Ltd	909
3,087,078	e	Chinese Estates Holdings Ltd	3,505
566,865	e	City Developments Ltd	2,506
78,203	e	Citycon Oyj	186
24,363	*	CLS Holdings plc	107
7,015	e	Colonia Real Estate AG.	28
10,318		ComBOTS AG.	74
4,361		Compagnie Generale Immobiliere	1,213
30,370	e	Consolidated-Tomoka Land Co	1,160
30,208	e*	Conwert Immobilien Invest AG.	137
206,203	e	Corio NV	9,427
3,588,000	e	Country Garden Holdings Co Ltd	880
224,548		Cyrela Brazil Realty S.A.	886
144,400	e	Daibiru Corp	1,541
1,445,900	m,v	Daiman Development BHD	535
85,541	e	Derwent London plc	891
236,327	*	Desarrolladora Homex S.A. de C.V.	888
12,117	e	Deutsche Euroshop AG.	412
10,173	*	Deutsche Wohnen AG.	137
29,882		Development Securities plc	116
7,831	e	DIC Asset AG.	68
103,981		Douja Promotion Groupe Addoha S.A.	1,329
8,192		Dundee Real Estate Investment Trust	83
139,744	e	DuPont Fabros Technology, Inc	289
26,517	*	Echo Investment S.A.	19
15,015,400		Erawan Group PCL	625
8,889		Eurobank Properties Real Estate Investment Co	69
21,133	e	Eurocommercial Properties NV	705
216,305	e	Fabege AB	844
302,000	e	Far East Consortium	41
117,165,000		Filinvest Land, Inc	997
89,572		FKP Property Group	31
291,312	e	Forest City Enterprises, Inc (Class A)	1,952
212,176	e*	Forestar Real Estate Group, Inc	2,020
49,085	e*	FX Real Estate and Entertainment, Inc	7
126,796		Gafisa S.A.	570
68,432		Gazit Globe Ltd	313
64,170	e	Gecina S.A.	4,428
459,000	e*	Genting International plc	143
160,288	*	Globe Trade Centre S.A.	821
19,920	e	Goldcrest Co Ltd	499
48,052		Grainger plc	93
130,953	e	Great Portland Estates plc	490
10,669,500		Greentown China Holdings Ltd	4,460
1,265,775		Growthpoint Properties Ltd	2,054
119,079	e	Grubb & Ellis Co	148
1,094,736	e	Guangzhou R&F Properties Co Ltd	1,208
91,000		Guocoland Ltd	72
303,218	e	Hammerson plc	2,332
179,000		Hang Lung Group Ltd	542
2,079,134		Hang Lung Properties Ltd	4,518
115,500	e	Heiwa Real Estate Co Ltd	301
31,738	e	Helical Bar plc	128
613,571		Henderson Land Development Co Ltd	2,272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
123,000		Ho Bee Investment Ltd	$32
124,000		Hong Fok Corp Ltd	19
290,000		Hongkong Land Holdings Ltd	719
926,076		Hopewell Holdings	3,047
52,031	e	Hufvudstaden AB (Series A)	373
3,172,470	e	Hysan Development Co Ltd	5,125
18,066		ICADE	1,494
10,391,400		IGB Corp BHD	4,145
77,981		Immobiliare Grande Distribuzione	117
837,448	e*	IMMOFINANZ Immobilien Anlagen AG.	595
1,363,926	e	ING Office Fund	770
145,349	e*	Inmobiliaria Colonial S.A.	34
834		Intershop Holdings	225
400	e*	IRSA Inversiones y Representaciones S.A. (GDR)	2
43,024	e	IVG Immobilien AG.	350
57,004		IVR Prime Urban Developers Ltd	48
2,001,600		Johor Land BHD	408
62,200	e	Joint Corp	105
127,661	e	Jones Lang LaSalle, Inc	3,536
307,000		K Wah International Holdings Ltd	50
59,440		Kardan NV	127
5,456	e	Kenedix, Inc	1,566
1,036,223	e	Keppel Land Ltd	1,223
7,766,100		KLCC Property Holdings BHD	6,285
83,551		Klepierre	2,032
196,026		Klovern AB	466
151,444	e	Kungsleden AB	1,066
318,987,000		Lai Fung Holdings Ltd	4,651
6,416	*	Lamda Development S.A.	38
3,246,300		Land and Houses PCL	361
120,400		Land and Houses PCL	13
466,840	e	Land Securities Group plc	6,182
1,954		Leasinvest Real Estate SCA	131
101,980	e	Leighton Holdings Ltd	1,966
235,115	e	Liberty International plc	1,616
1,348,921		Link Real Estate Investment Trust	2,228
8,868,500	*	PT Lippo Karawaci Tbk	652
156,341	e*	LoopNet, Inc	1,066
30,566		MAC Services Group	18
1,473,842	e	Macquarie Goodman Group	760
41,294	e	Mapeley Ltd	62
52,648,200	f	Megaworld Corp	770
6,258	e	Mercialys S.A	197
5,781,100	*	Metro Pacific Investments Corp	336
44,020	e	MI Developments, Inc (Class A)	324
978,929		Midland Holdings Ltd	349
67,103	*	Minerva plc	13
953,794		Mirvac Group	851
2,063,951		Mitsubishi Estate Co Ltd	34,094
1,465,353		Mitsui Fudosan Co Ltd	24,431
1,247,000	e*	Mongolia Energy Co ltd	383
151,000	*	Musashino Kogyo Co Ltd	299
4,906,666	e	New World China Land Ltd	1,494
6,905,119		New World Development Ltd	7,003
15,637	e	Nexity	241
128,649	e	Nomura Real Estate Holdings, Inc	2,567
450		Nordicom AS	6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
97,400	e	Norwegian Property ASA	$86
1,757	e	NTT Urban Development Corp	1,903
58,000		Orchard Parade Holdings Ltd	24
63,600	e	Parco Co Ltd	583
3,308		Parquesol Inmobiliaria y Proyectos S.A.	28
366,516		Parsvnath Developers Ltd	356
10,851	e*	Patrizia Immobilien AG.	25
96,756	f*	PIK Group (GDR)	93
10,460		Pirelli & C Real Estate S.p.A.	61
42,344	e	PSP Swiss Property AG.	2,112
54,092	e	Quintain Estates & Development plc	29
167,740		Realia Business S.A.	366
809,684	e	Regus plc	576
5,343,023		Rich Development Co Ltd	865
7,541	e	Risa Partners, Inc	3,622
34,264	e*	Risanamento S.p.A.	21
13,000		Sankei Building Co Ltd	72
82,000		SC Global Developments Ltd	31
2,371,513	e	Segro plc	8,422
194,839	e	Shaftesbury plc	1,013
5,080,000	e*	Shanghai Forte Land Co	813
559,600		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	504
82,408,944	e	Shanghai Real Estate Ltd	5,529
88,000		Shell Electric MFG	27
132,000	e	Shenzhen Investment Ltd	24
259,000		Shoei Co Ltd	2,679
2,382,500		Shui On Land Ltd	753
192,000	e	Singapore Land Ltd	469
1,182,917	e	Sino Land Co	1,224
8,849,000	e	Sino-Ocean Land Holdings Ltd	3,996
12,541,552		SM Prime Holdings	2,032
286,693	*	Societa Partecipazioni Finanziarie S.p.A.	73
7,068		Societe de la Tour Eiffel	330
1,945,000		Soho China Ltd	836
2,227,650		SP Setia BHD	1,996
49,631	e*	Sparkassen Immobilien AG.	141
24,244,956	e	SPG Land Holdings Ltd	3,097
108,129		Sponda Oyj	474
224,800	e	ST Modwen Properties plc	380
348,874	e*	St. Joe Co	8,485
442,943	e	Stewart Enterprises, Inc (Class A)	1,333
2,217,418		Stockland Trust Group	6,246
27,579	e*	Stratus Properties, Inc	344
3,570	e	Sumitomo Real Estate Sales Co Ltd	109
556,120		Sumitomo Realty & Development Co Ltd	8,360
1,934,733		Sun Hung Kai Properties Ltd	16,127
22,650	e	Swiss Prime Site AG.	1,089
2,700		Tachihi Enterprise Co Ltd	148
12,202	e	TAG Tegernsee Immobilien und Beteiligungs AG.	35
167,000		TAI Cheung Holdings	62
43,207		Technopolis plc	176
177,148		Thomas Properties Group, Inc	459
67,000	e	TOC Co Ltd	345
1,542,197	e	Tokyo Tatemono Co Ltd	7,068
60,000		Tokyotokeiba Co Ltd	90
554,922		Tokyu Land Corp	2,127
5,400	e	Tokyu Livable, Inc	26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
85,518	e	Unibail	$12,660
51,444		Unite Group plc	108
10,475,339	*	Unitech Corporate Parks plc	1,324
409,664		Unitech Ltd	342
690,956		United Industrial Corp Ltd	504
9,100	b,e	Urban Corp	-	^
704,341	e	Valad Property Group	26
20,160		Vastned Retail NV	1,009
9,859		Vivacon AG.	55
35,461		Wallenstam Byggnads AB (B Shares)	311
13,228	e	Warehouses De Pauw SCA	554
2,598		Wereldhave Belgium NV	173
20,700		Wereldhave NV	1,813
2,471,000	e	Wheelock & Co Ltd	5,420
367,000		Wheelock Properties S Ltd	265
62,144		Wihlborgs Fastigheter AB	805
259,267		Wing Tai Holdings Ltd	149
104,737		Workspace Group plc	93
419,000	e	Yanlord Land Group Ltd	260
1,340,233		YNH Property BHD	438
15,236,000	*	Zhong An Real Estate Ltd	2,615
11,350	e	Zueblin Immobilien Holding AG.	50
		TOTAL REAL ESTATE	365,281

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.57%
33,259	e*	AEP Industries, Inc	584
134,683	e	Ansell Ltd	1,177
1,502,982	e	Asics Corp	12,179
34,000		Bando Chemical Industries Ltd	82
3,075,157	e	Bayer AG.	179,184
1,589,637	e	Bridgestone Corp	23,844
3,750	*	CENTROTEC Sustainable AG.	55
853,463		Cheng Shin Rubber Industry Co Ltd	733
4,611,600	e	China Hongxing Sports Ltd	592
316,120	e	Cooper Tire & Rubber Co	1,947
5,426		Deceuninck NV	20
75,171	e*	Deckers Outdoor Corp	6,004
303,232		Denki Kagaku Kogyo KK	747
1,187,302	e*	Goodyear Tire & Rubber Co	7,088
101,130		Hankook Tire Co Ltd	1,249
6,095		Innoconcepts	28
85,914	e*	Metabolix, Inc	1,093
120,759	e	Michelin (C.G.D.E.) (Class B)	6,307
311,723	e	Mitsubishi Rayon Co Ltd	944
26,000	e	Mitsuboshi Belting Co Ltd	139
449,379	e	Mitsui Chemicals, Inc	1,670
1,476,714		Newell Rubbermaid, Inc	14,442
112,000	e	Nichias Corp	282
91,000		Nifco, Inc	923
1,766,975		Nike, Inc (Class B)	90,116
26,700		Nitta Corp	354
263,600	e	NOK Corp	1,856
83,592	e	Nokian Renkaat Oyj	950
19,820	e	Nolato AB (B Shares)	82
30,000	e	Okamoto Industries, Inc	119
2,160,196		Pirelli & C S.p.A.	816
40,278		Puma AG. Rudolf Dassler Sport	8,027

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,027	*	Quadrant AG.	$58
55,794		RPC Group plc	136
175,117		Schulman (A.), Inc	2,977
871,789		Sealed Air Corp	13,025
35,000		Sekisui Jushi Corp	301
18,057		Semperit AG. Holding	299
178,569	e*	Skechers U.S.A., Inc (Class A)	2,289
210,998	e	Spartech Corp	1,321
4,059,214		SSL International plc	28,889
734,221	e	Sumitomo Bakelite Co Ltd	2,964
271,984	e	Sumitomo Rubber Industries, Inc	2,367
20,000		Takiron Co Ltd	68
181,365	e	Titan International, Inc	1,496
15,200		Tokai Rubber Industries, Inc	125
139,000		Toyo Tire & Rubber Co Ltd	254
83,440	e*	Trex Co, Inc	1,373
336,788		Tupperware Corp	7,645
22,859		Uponor Oyj	249
35,307		Viscofan S.A.	702
166,478	e	West Pharmaceutical Services, Inc	6,288
232,000		Yokohama Rubber Co Ltd	1,164
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	437,623

SECURITY AND COMMODITY BROKERS - 1.86%
20,076		ABC Arbitrage	138
432,000	e	ABG Sundal Collier ASA	242
87,533	e	AGF Management Ltd (Class B)	674
25,000		Aizawa Securities Co Ltd	42
1,217,350		Ameriprise Financial, Inc	28,437
272,144	e	Australian Stock Exchange Ltd	6,318
7,450		Avanza AB	69
51,377		Azimut Holding S.p.A.	280
1,203,643	e,m,v	Babcock & Brown Ltd	130
158,488		Banca Finnat Euramerica S.p.A.	114
171,362	e	BlackRock, Inc	22,988
52,327	e	Bolsas y Mercados Espanoles	1,374
8,994	*	Boursorama	58
31,678	e*	Broadpoint Securities Group, Inc	94
998,882	e	Broadridge Financial Solutions, Inc	12,526
49,662	e	BT Investment Management Ltd	64
292,000		Bursa Malaysia BHD	435
147,548	e	Calamos Asset Management, Inc (Class A)	1,092
20,118	e	Canaccord Capital, Inc	66
30,000	*	Capinordic AS	17
63,410		Charlemagne Capital Ltd	7
8,158,560		Charles Schwab Corp	131,924
814,000		China Everbright Ltd	1,000
115,508		Close Brothers Group plc	879
327,556		CME Group, Inc	68,168
95,637	e	Cohen & Steers, Inc	1,051
51,500	e	Count Financial Ltd	36
3,459,640	e	Credit Suisse Group	96,955
265,537		Cromwell Group	109
29,100	e,m,v	D Carnegie AB	66
7,825		DAB Bank AG.	29
121,480		Daewoo Securities Co Ltd	1,273
500,000	a	Daishin Securities Co Ltd	2,270

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,560		Daishin Securities Co Ltd	$17
1,586,740	e	Daiwa Securities Group, Inc	9,526
133,821	*	DeA Capital S.p.A.	253
936,317	e	Deutsche Boerse AG.	67,742
12,190	e	Diamond Hill Investment Group, Inc	792
76,939	e*	Duff & Phelps Corp (Class A)	1,471
38,077	e*	Dundee Corp (Class A)	187
22,078	e	DundeeWealth, Inc	105
2,380,974	e*	E*Trade Financial Corp	2,738
397,408	e	Eaton Vance Corp	8,350
225,450		Egyptian Financial Group-Hermes Holding	713
47,744	e	Epoch Holding Corp	362
61,294	e	Evercore Partners, Inc (Class A)	766
88,482		Evolution Group plc	109
81,981		F&C Asset Management plc	68
111,795	e*	FBR Capital Markets Corp	543
119,623	e*	FCStone Group, Inc	530
392,222	e	Federated Investors, Inc (Class B)	6,652
24,540	e	Fifth Street Finance Corp	185
532,935	e	Franklin Resources, Inc	33,991
896,784	e*	Friedman Billings Ramsey Group, Inc (Class A)	152
12,800	e	GAGFAH S.A.	72
41,083	e	GAMCO Investors, Inc (Class A)	1,122
413,246	e	GFI Group, Inc	1,463
3,997		Gluskin Sheff + Associates, Inc	24
8,482		GMP Capital Trust	35
2,788,384		Goldman Sachs Group, Inc	235,312
88,045	e	Greenhill & Co, Inc	6,143
146,010		Hana Financial Group, Inc	2,326
59,681		Hellenic Exchanges S.A.	465
105,238		HFA Holdings Ltd	4
1,403,989	e	Hong Kong Exchanges and Clearing Ltd	13,333
142,977		Hyundai Securities Co	1,132
449,497	e	ICAP plc	1,858
66,000	e	Ichiyoshi Securities Co Ltd	531
269,098	e	IGM Financial. Inc	7,727
9,368		Indiabulls Financial Services Ltd	26
12,131		Indiabulls Real Estate Ltd	33
244,565	e*	Interactive Brokers Group, Inc (Class A)	4,375
377,995	e*	IntercontinentalExchange, Inc	31,162
22,842	e*	International Assets Holding Corp	196
1,832,313	e	Invesco Ltd	26,459
370,941	e*	Investment Technology Group, Inc	8,428
25,788	e	IOOF Holdings Ltd	68
1,128,800		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,199
6,800		Iwai Securities Co Ltd	56
372,674	*	Jahangir Siddiqui & Co Ltd	259
629,198	e	Janus Capital Group, Inc	5,052
557,446	e	Jefferies Group, Inc	7,838
333	e	kabu.com Securities Co Ltd	404
147,471	e*	KBW, Inc	3,392
2,604,404		KGI Securities Co Ltd	841
10,630,657		Kim Eng Holdings Ltd	7,969
2,270,700		Kim Eng Securities Thailand PCL	526
650	e*	KK DaVinci Advisors	41
588,359	e*	Knight Capital Group, Inc (Class A)	9,502
41,660		Korea Investment Holdings Co Ltd	812

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,647,130	e	Kowloon Development Co Ltd	$997
317,378	e*	LaBranche & Co, Inc	1,520
540,339	e*	Ladenburg Thalmann Financial Services, Inc	389
1,162,533	e	Lazard Ltd (Class A)	34,574
4,084,931		Legal & General Group plc	4,511
2,700,987	e	Legg Mason, Inc	59,179
129,622	e	London Stock Exchange Group plc	950
120,334	e*	Loomis AB (B Shares)	746
376,141	e	Macquarie Group Ltd	7,555
4,562,530		Man Group plc	15,579
200,859	e*	MarketAxess Holdings, Inc	1,639
26,600	e	Marusan Securities Co Ltd	135
90,311	e	Matsui Securities Co Ltd	755
7,982,619		Merrill Lynch & Co, Inc	92,918
287,272	e*	MF Global Ltd	586
22,359		Mirae Asset Securities Co Ltd	1,338
17,000	e	Mito Securities Co Ltd	52
180,000	e	Mizuho Investors Securities Co Ltd	146
488	e	Monex Beans Holdings, Inc	159
6,388,726	e	Morgan Stanley	102,475
66,415	e*	Morningstar, Inc	2,358
570,569	e*	Nasdaq Stock Market, Inc	14,099
26,115		NeoNet AB	31
53,379	e	New Star Asset Management Group plc	1
2,703,769	e	Nomura Holdings, Inc	22,512
20,000		Nordnet AB (Series B)	22
52,479		Numis Corp plc	92
932,169	e	NYSE Euronext	25,523
17,748	e,m,v*	Octaviar Ltd	12
92,000		Okasan Holdings, Inc	404
243,304	e	optionsXpress Holdings, Inc	3,251
100,854	e*	Penson Worldwide, Inc	769
517,000	m,v*	Peregrine Investment Holdings	-	^
31,113	e	Perpetual Trustees Australia Ltd	805
104,073	e*	Piper Jaffray Cos	4,138
109,329	e	Platinum Asset Mangement Ltd	263
2,305,105		Polaris Securities Co Ltd	811
105,872		Proton Bank S.A.	90
9,359	e	Pzena Investment Management, Inc (Class A)	39
817,432	e	Raymond James Financial, Inc	14,003
111,606		Reliance Capital Ltd	1,241
6,777		Renta 4 S.A.	50
786,866		RMB Holdings Ltd	2,187
52,795		Samsung Securities Co Ltd	2,664
83,565	e	Sanders Morris Harris Group, Inc	501
103,727		Schroders plc	1,280
1,404,461	e	SEI Investments Co	22,064
175,000		Shenyin Wanguo HK Ltd	64
616,789		Shinko Securities Co Ltd	1,353
1,513,879	e	Singapore Exchange Ltd	5,338
1,229	e	Sparx Group Co Ltd	188
34,200	e	Sprott, Inc	119
150,266	e*	Stifel Financial Corp	6,890
270,000		Sun Hung Kai & Co Ltd	135
171,633		Suramericana de Inversiones S.A.	1,180
3,642		Swissquote Group Holding S.A.	129
145,125	e	SWS Group, Inc	2,750

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
981,729	e	T Rowe Price Group, Inc	$34,792
476,000		Tai Fook Securities Group Ltd	76
29,269		Tamburi Investment Partners S.p.A.	60
1,214,511	*	TD Ameritrade Holding Corp	17,307
139,424	e*	Thomas Weisel Partners Group, Inc	658
101,658	e	TMX Group, Inc	2,074
89,000	e	Tokai Tokyo Securities Co Ltd	246
5,301		Tong Yang Investment Bank	26
47,000		Toyo Securities Co Ltd	94
2,619		Union Financiere de France BQE S.A.	74
2,768,565		UOB-Kay Hian Holdings Ltd	1,825
64,130	e	US Global Investors, Inc (Class A)	314
7,346	e	Value Line, Inc	253
25,194	*	Vostok Nafta Investment Ltd	87
1,166		VZ Holding AG.	44
318,443		Waddell & Reed Financial, Inc (Class A)	4,923
28,617	e	Westwood Holdings Group, Inc	813
94,940		Woori Investment & Securities Co Ltd	973
		TOTAL SECURITY AND COMMODITY BROKERS	1,422,560

SOCIAL SERVICES - 0.00%**
129,028	e*	Capital Senior Living Corp	385
49,171		Care UK plc	196
432,138	e	Gunns Ltd	346
2,882	e	Korian	74
20,254		MP Evans Group plc	58
68,018	e*	Providence Service Corp	99
141,757	*	Res-Care, Inc	2,129
114,493		Ryman Healthcare Ltd	92
78,315		Southern Cross Healthcare Ltd	96
7,700	*	Temp Holdings Co Ltd	61
		TOTAL SOCIAL SERVICES	3,536

SPECIAL TRADE CONTRACTORS - 0.08%
20,022	e	Alico, Inc	821
230,265	e*	AsiaInfo Holdings, Inc	2,726
7,804		Bauer AG.	330
235,737	*	Cape plc	169
135,368	e	Chemed Corp	5,384
10,800	e	Chudenko Corp	184
229,606		Comfort Systems USA, Inc	2,448
124,000		COMSYS Holdings Corp	1,162
45,000	e	Daimei Telecom Engineering Corp	420
248,865	*	Dycom Industries, Inc	2,046
217,621		eaga plc	452
436,612	*	EMCOR Group, Inc	9,793
9,000	*	Hibiya Engineering Ltd	79
21,680	e	Homeserve plc	305
166,546	e*	Insituform Technologies, Inc (Class A)	3,279
60,215	e*	Integrated Electrical Services, Inc	527
181,000	e	Kandenko Co Ltd	1,430
430,832		Kinden Corp	3,897
86,000	e	Kyowa Exeo Corp	925
45,000	e	Kyudenko Corp	368
116,027	e*	Layne Christensen Co	2,786
274,500		Metalurgica Gerdau S.A.	2,371
417,285		Polimex Mostostal S.A.	430

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
667,330	e*	Quanta Services, Inc	$13,213
92,000	e	Sanki Engineering Co Ltd	647
1,500	*	Secom Techno Service Co Ltd	39
36,891		Severfield-Rowen plc	87
99,935	e	Spice plc	119
46,000		Taihei Kogyo Co Ltd	143
22,900		Taikisha Ltd	328
76,000	e	Takasago Thermal Engineering Co Ltd	637
116,694	e	Timbercorp Ltd	10
50,000		Toenec Corp	295
27,000		Yurtec Corp	166
		TOTAL SPECIAL TRADE CONTRACTORS	58,016

STONE, CLAY, AND GLASS PRODUCTS - 0.46%
3,054,946		3M Co	175,782
664,138		Ambuja Cements Ltd	955
454,000	e*	Anhui Conch Cement Co Ltd	2,088
159,664		Apogee Enterprises, Inc	1,654
750,563	e	Asahi Glass Co Ltd	4,278
1,816,206		Asia Cement Corp	1,574
56,477		Associated Cement Co Ltd	557
1,229,809	e	Boral Ltd	3,961
255,600		Bradespar S.A.	2,102
63,033		Buzzi Unicem S.p.A.	1,060
69,512		Buzzi Unicem SpA	663
118,359	e*	Cabot Microelectronics Corp	3,086
102,592	e	CARBO Ceramics, Inc	3,645
32,366		Cementir S.p.A.	115
235,515		Cementos Argos S.A.	702
10,450	e	Cementos Portland Valderrivas S.A.	361
7,625,872	*	Cemex S.A. de C.V.	6,999
160,000		Central Glass Co Ltd	647
89,165	*	Cersanit Krasnystaw S.A.	415
73,170	e	Cimpor Cimentos de Portugal S.A.	354
160,718	*	Coal of Africa Ltd	90
88,506		Cookson Group plc	161
966,203		CRH plc	23,974
23,400		CRH plc	588
6,334		Dyckerhoff AG.	358
150,204	e	Eagle Materials, Inc	2,765
571,912		Egypt Kuwait Holding Co	743
36,746	e	FLSmidth & Co AS	1,290
567,549	e	Gentex Corp	5,011
5,372		GranitiFiandre S.p.A.	25
24,943		Grasim Industries Ltd	625
755,703	e	Grupo Carso S.A. de C.V. (Series A1)	2,061
418		H+H International AS	24
12,471	e	HeidelbergCement AG.	546
334,422	e	Holcim Ltd	19,356
94,235	e	Industrias Penoles S.A. de C.V.	1,148
276,637		Inversiones Argos S.A.	1,113
25,063		Italcementi S.p.A.	175
26,526	e	Italcementi S.p.A.	345
19,687		Italmobiliare S.p.A.	543
8,087		Italmobiliare S.p.A.	326
562,155		Jaiprakash Associates Ltd	957
439,299	e	James Hardie Industries NV	1,430

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
70,000	e	Krosaki Harima Corp	$188
447,220		Lafarge Malayan Cement BHD	509
43,846	e	Lafarge S.A.	2,642
64,950	e	Libbey, Inc	81
66,000		Luks Group Vietnam Holdings Ltd	18
58,571		Marshalls plc	76
112,482		Morgan Crucible Co plc	180
331,779	e	NGK Insulators Ltd	3,760
7,800	e	Nichiha Corp	46
37,000		Nihon Yamamura Glass Co Ltd	81
486,957	e	Nippon Sheet Glass Co Ltd	1,612
49,000		Noritake Co Ltd	178
262,454	e*	Owens Corning, Inc	4,540
1,131,195	e*	Owens-Illinois, Inc	30,916
124,490	e	Pargesa Holding S.A.	8,320
10,000	e	Pigeon Corp	299
541,328		Pretoria Portland Cement Co Ltd	1,836
1,122,000		PT Indocement Tunggal Prakarsa Tbk	485
1,696,500		PT Semen Gresik Persero Tbk	654
9,527		Sa des Ciments Vicat	495
364,300		Siam Cement PCL	1,154
15,900		Siam Cement PCL	48
1,592	e	Sika AG.	1,367
4,255		STO AG.	277
1,655,193	e	Sumitomo Osaka Cement Co Ltd	4,255
703,305	e	Taiheiyo Cement Corp	1,356
3,151,965		Taiwan Cement Corp	2,588
1,006,903		Taiwan Glass Industrial Corp	574
162,000	*	TCC International Holdings Ltd	38
14,435		Titan Cement Co S.A.	279
171,951	e	Toto Ltd	1,087
304,025	*	Turk Sise ve Cam Fabrikalari AS	215
1,948		Ultra Tech Cement Ltd	16
217,044	e*	US Concrete, Inc	729
475,379	e*	USG Corp	3,822
363		Vetropack Holding AG.	429
16,125		Vidrala S.A.	347
74,705	e	Wienerberger AG.	1,274
406,000		Xinyi Glass Holdings Co Ltd	109
11,658		Zignago Vetro S.p.A.	56
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	351,588

TEXTILE MILL PRODUCTS - 0.04%
159,845	e	Albany International Corp (Class A)	2,052
318,673	e	Alfa S.A. de C.V. (Class A)	680
152,000		Atsugi Co Ltd	215
51,839		Cheil Industries, Inc	1,685
66,000	e	Daiwabo Co Ltd	305
4,929,152		Far Eastern Textile Co Ltd	3,154
979,220		Formosa Taffeta Co Ltd	507
26,296		Hyosung Corp	822
266,475		Interface, Inc (Class A)	1,236
61,000	e	Japan Wool Textile Co Ltd	421
171,000	e	Kurabo Industries Ltd	285
712,000		Li Heng Chemical Fibre Technologies Ltd	131
277,605	e*	Mohawk Industries, Inc	11,929
42,664	e	Nisshinbo Industries, Inc	325

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
132,000		Nitto Boseki Co Ltd	$264
82,049	e	Oxford Industries, Inc	720
158,000		Pacific Textile Holdings Ltd	14
672,830	e	Seiren Co Ltd	3,075
851,981	e	Teijin Ltd	2,420
510,000		Texwinca Holdings Ltd	217
178,000	e	Unitika Ltd	132
432,000		Victory City International Hlds	29
206,583	e*	Xerium Technologies, Inc	136
		TOTAL TEXTILE MILL PRODUCTS	30,754

TOBACCO PRODUCTS - 1.36%
11,771,199		Altria Group, Inc	177,274
120,316	e	Australian Agricultural Co Ltd	157
283,400		British American Tobacco Malaysia BHD	3,645
3,702,911		British American Tobacco plc	95,830
532,456	e	Fortune Brands, Inc	21,980
4,524,612		Huabao International Holdings Ltd	2,966
1,691,699		Imperial Tobacco Group plc	44,996
1,196,332	*	ITC Ltd	4,216
7,042		Japan Tobacco, Inc	23,326
918,046		Lorillard, Inc	51,732
12,782,820		Philip Morris International, Inc	556,180
99,035		Souza Cruz S.A.	1,873
798,471	e	Swedish Match AB	11,527
144,641	e	Universal Corp	4,321
582,168	e	UST, Inc	40,391
172,927	e	Vector Group Ltd	2,355
		TOTAL TOBACCO PRODUCTS	1,042,769

TRANSPORTATION BY AIR - 0.48%
58,270	e*	ACE Aviation Holdings, Inc (Class A)	319
10,407	*	Aegean Airlines S.A.	42
108,939	*	AER Lingus	224
103,284	e	Aeroports de Paris	6,947
16,417	e*	Air Berlin plc	113
6,933	e*	Air Canada (Class A)	10
2,556,600		Air China Ltd	792
63,661	e	Air France-KLM	811
54,122	e*	Air Methods Corp	865
423,368		Air New Zealand Ltd	238
1,238,200	*	AirAsia BHD	310
650,300		Airports of Thailand PCL	340
619,586	e*	Airtran Holdings, Inc	2,751
205,156	e*	Alaska Air Group, Inc	6,001
140,075	e*	Alitalia S.p.A.	87
640,000	e	All Nippon Airways Co Ltd	2,522
83,182	e*	Allegiant Travel Co	4,040
2,090,713	e*	AMR Corp	22,308
70,835	*	Atlas Air Worldwide Holdings, Inc	1,339
913,844		Auckland International Airport Ltd	865
32,337	e*	Austrian Airlines AG.	182
454,802		BBA Aviation plc	451
1,968,000	e	Beijing Capital International Airport Co Ltd	988
133,106	e*	Bristow Group, Inc	3,566
370,375		British Airways plc	957
2,579,700	e	Cathay Pacific Airways Ltd	2,903

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,506,129	*	China Airlines	$350
190,000	*	China Southern Airlines Co Ltd	32
122,146	e*	Continental AG.	12,406
594		Continental AG.	24
782,533	e*	Continental Airlines, Inc (Class B)	14,133
264,158		Copa Holdings S.A. (Class A)	8,009
5,743,120	*	Delta Air Lines, Inc	65,816
133,128	e*	easyJet plc	536
1,862,500	*	Eva Airways Corp	426
1,716,406		FedEx Corp	110,107
43,956		Finnair Oyj	304
7,012	e	Flughafen Wien AG.	316
2,889		Flughafen Zuerich AG.	679
191,464	b,m,v*	FLYi, Inc	1
11,137	e	Fraport AG. Frankfurt Airport Services Worldwide	504
803,628	*	Gemina S.p.A.	420
2,500		Gol Linhas Aereas Inteligentes S.A.	11
491,893		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,117
282,374	e*	Hawaiian Holdings, Inc	1,802
40,400	e	Hong Kong Aircraft Engineerg	332
295,385	e	Iberia Lineas Aereas de Espana	833
923,000	e*	Japan Airlines Corp	2,177
38,155		Jazz Air Income Fund	100
997,444	e*	JetBlue Airways Corp	7,082
39,328		Korean Air Lines Co Ltd	1,212
140,881		Lan Airlines S.A.	1,194
522,970		Macquarie Airports	875
547,966		Malaysian Airline System BHD	485
7,450	*	Norwegian Air Shuttle AS	41
83,173	*	PHI, Inc	1,165
3,906,702		Qantas Airways Ltd	7,163
207,306	*	Republic Airways Holdings, Inc	2,212
111,848	*	Ryanair Holdings plc	462
1,600	e*	Ryanair Holdings plc (ADR)	47
96	m,v*	SAir Group	-	^
39,708	e*	SAS AB	198
6,912		SAVE S.p.A.	41
360,474		Singapore Airlines Ltd	2,817
252,000	e	Singapore Airport Terminal Services Ltd	245
332,859		Skywest, Inc	6,191
4,491,013		Southwest Airlines Co	38,712
69,776		Tam S.A.	571
1,038,370	e	UAL Corp	11,443
649,395	e*	US Airways Group, Inc	5,020
349,049	e*	Virgin Blue Holdings Ltd	73
		TOTAL TRANSPORTATION BY AIR	367,655

TRANSPORTATION EQUIPMENT - 2.69%
114,506	e	A.O. Smith Corp	3,380
201,168	e*	AAR Corp	3,703
2,492		Accell Group	62
9,593	*	Accuride Corp	2
54,324	e*	Aerovironment, Inc	1,999
8,100		Aisan Industry Co Ltd	40
257,923		Aisin Seiki Co Ltd	3,694
18,500	e	Akebono Brake Industry Co Ltd	107
267,870	e	American Axle & Manufacturing Holdings, Inc	774

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
50,483	e	American Railcar Industries, Inc	$531
124,561	e*	Amerigon, Inc (Class A)	406
417,218	e	ArvinMeritor, Inc	1,189
120,051	e*	ATC Technology Corp	1,756
3,006,834	e	Austal Ltd	4,088
957,133		Autoliv, Inc	20,540
5,508,947		BAE Systems plc	29,840
643,992	e	Bayerische Motoren Werke AG.	19,774
37,555		Bayerische Motoren Werke AG.	733
400,637	*	BE Aerospace, Inc	3,081
28,131	e	Beneteau S.A.	264
3,779,623		Boeing Co	161,276
3,492,870	e	Bombardier, Inc (Class B)	12,591
12,512	e	Brembo S.p.A.	67
506,186	e	Brunswick Corp	2,131
76,000	*	BW Offshore Ltd	48
996,058	e	Calsonic Kansei Corp	1,423
3,806,000	*	China South Locomotive and Rolling Stock Corp	2,067
258,583	e	Clarcor, Inc	8,580
1,227,676		Cobham plc	3,627
134,560	e*	Cogo Group, Inc	654
3,103		Compagnie Plastic-Omnium S.A.	32
2,540		Construcciones y Auxiliar de Ferrocarriles S.A.	903
703,851	e	Cosco Corp Singapore Ltd	464
105,821		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,334
568,000	e	Daihatsu Motor Co Ltd	5,019
17,259	e	DaimlerChrysler AG.	661
1,455,253		DaimlerChrysler AG.	55,448
536,472	e*	Dana Holding Corp	397
787,917		Denso Corp	13,351
4,776,000		Denway Motors Ltd	1,485
34,120		Doosan Heavy Industries and Construction Co Ltd	1,758
54,038	*	Dorman Products, Inc	713
–	e*	Ducati Motor Holding S.p.A.	-	^
63,232		Ducommun, Inc	1,056
28,240		Elbit Systems Ltd	1,291
10,791		ElringKlinger AG.	104
590,895		Empresa Brasileira de Aeronautica S.A.	2,232
749,874	e	European Aeronautic Defence and Space Co	12,540
37,700		Exedy Corp	378
1,826		Faiveley S.A.	122
30,300	e	FCC Co Ltd	255
100,641	e*	Federal Mogul Corp (Class A)	426
271,669		Federal Signal Corp	2,230
2,501,190	e	Fiat S.p.A.	16,743
80,526	e	Fleetwood Corp Ltd	205
392,395	e*	Force Protection, Inc	2,346
11,791,902	e*	Ford Motor Co	27,003
138,631		Ford Otomotiv Sanayi AS	391
69,873	e	Freightcar America, Inc	1,276
85,042	e*	Fuel Systems Solutions, Inc	2,786
375,955		Fuji Heavy Industries Ltd	1,033
26,700		Futaba Industrial Co Ltd	106
297,821	e*	GenCorp, Inc	1,096
2,360,309		General Dynamics Corp	135,930
2,232,610	e	General Motors Corp	7,144
54,733	e*	GenTek, Inc	824

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
787,831		Genuine Parts Co	$29,827
2,282	e	Georg Fischer AG.	527
1,922,964		GKN plc	2,682
945,681		Goodrich Corp	35,009
82,345	e	Greenbrier Cos, Inc	566
122,771	e	Group 1 Automotive, Inc	1,322
9,200		Haldex AB	33
956,620	e	Harley-Davidson, Inc	16,234
353,613		Harsco Corp	9,788
731,350	e*	Hayes Lemmerz International, Inc	329
113,100	e	Heico Corp	4,392
87,731		Hero Honda Motors Ltd	1,447
165,967		Hino Motors Ltd	342
2,935,105		Honda Motor Co Ltd	62,514
5,781,083		Honeywell International, Inc	189,793
197,000		Hong Leong Asia Ltd	85
45,893		Hyundai Heavy Industries	7,503
14,738		Hyundai Mipo Dockyard	1,630
59,933		Hyundai Mobis	3,057
37,820		Hyundai Motor Co	418
166,676		Hyundai Motor Co	5,333
78,586		IMMSI S.p.A.	79
16,453	e	Indus Holding AG.	310
3,068,100		Isuzu Motors Ltd	3,964
213,022		Japan Tecseed Co Ltd	915
10,000	e*	Japan Vilene Co Ltd	47
705,628	e	Jardine Cycle & Carriage Ltd	4,653
144,000	e	Jaya Holdings Ltd	28
452,837		JTEKT Corp	3,529
148,171		Kaman Corp	2,686
47,300		Kanto Auto Works Ltd	542
1,056,851	e	Kawasaki Heavy Industries Ltd	2,133
5,354,363		Keppel Corp Ltd	16,092
38,000	e	Kinki Sharyo Co Ltd	196
59,000	e	Koito Manufacturing Co Ltd	365
490,276	e*	Lear Corp	691
35,077	e	Linamar Corp	105
49,764	e*	LMI Aerospace, Inc	566
2,205,368		Lockheed Martin Corp	185,427
120,651		Magna International, Inc (Class A)	3,592
149,032		Mahindra & Mahindra Ltd	840
179,478		MAN AG.	10,068
75,115		Maruti Udyog Ltd	802
1,163,000		Mazda Motor Corp	1,973
567,592		Meggitt plc	1,304
7,100		Mekonomen AB	64
32,192		Metka S.A.	296
13,000		Mitsuba Corp	47
2,405,306	e*	Mitsubishi Motors Corp	3,295
456,988	e	Mitsui Engineering & Shipbuilding Co Ltd	770
11,200	e	Modec, Inc	219
57,428		MTU Aero Engines Holding AG.	1,589
11,700	e	Musashi Seimitsu Industry Co Ltd	102
60,000		Nabtesco Corp	403
38,600	e	Namura Shipbuilding Co Ltd	141
384,510	e	NHK Spring Co Ltd	1,420
33,000		Nippon Seiki Co Ltd	195

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
47,000		Nippon Sharyo Ltd	$152
114,000		Nissan Shatai Co Ltd	694
24,500		Nissin Kogyo Co Ltd	182
848,000		Norstar Founders Group Ltd	104
2,497,412		Northrop Grumman Corp	112,483
517,280		Novatek Microelectronics Corp Ltd	490
721,701	e	NSK Ltd	2,726
370,337	e*	Orbital Sciences Corp	7,233
427,216	e	Oshkosh Truck Corp	3,798
1,540,812	e	Paccar, Inc	44,067
935,527	*	Pactiv Corp	23,276
396,410	e	Peugeot S.A.	6,695
77,005		Piaggio & C S.p.A.	139
201,868	e	Polaris Industries, Inc	5,784
178,405	e	Porsche AG.	13,965
40,000		Press Kogyo Co Ltd	55
329,598	e	Renault S.A.	8,499
3,784		Rieter Holding AG.	620
40,000	e	Riken Corp	96
1,627,298		Rolls-Royce Group plc	7,850
1,402		Rosenbauer International AG.	44
23,800	e	Saab AB (Class B)	223
178,773		Samsung Heavy Industries Co Ltd	3,320
48,000	e	Sanden Corp	109
159,000	e	Sasebo Heavy Industries Co Ltd	318
511,087	e	Scania AB (B Shares)	5,200
5,251,859	e	SembCorp Marine Ltd	6,124
825,748		Senior plc	463
173,916	e	Shimano, Inc	6,846
7,000		Showa Aircraft Industry Co Ltd	32
20,600	e	Showa Corp	73
1,616,134	e	Singapore Technologies Engineering Ltd	2,659
99,235		Sogefi S.p.A.	175
185,715	e	Spartan Motors, Inc	878
555,067	e*	Spirit Aerosystems Holdings, Inc (Class A)	5,645
4,917		Ste Industrielle d'Aviation Latecoere S.A.	33
52,415		STX Shipbuilding Co Ltd	543
417,575	e	Sumitomo Precision Products Co Ltd	1,754
124,728	e	Superior Industries International, Inc	1,312
410,013	e	Suzuki Motor Corp	5,731
20,700		Tachi-S Co Ltd	112
22,400	e	Takata Corp	159
203,851		Tata Motors Ltd	669
209,348	e*	Tenneco, Inc	618
107,741	e	Thales S.A.	4,467
144,355	e	Thor Industries, Inc	1,903
7,122		Tofas Turk Otomobil Fabrik	5
29,300		Tokai Rika Co Ltd	257
5,202,252	e	Tomkins plc	9,200
153,000	e	Topy Industries Ltd	274
193,546		Toyoda Gosei Co Ltd	2,279
40,300		Toyota Auto Body Co Ltd	591
126,573		Toyota Industries Corp	2,727
4,937,771	e	Toyota Motor Corp	163,234
169,916	e*	TransDigm Group, Inc	5,704
76,761	e	Trelleborg AB (B Shares)	488
4,409		Trigano S.A.	27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
287,474	e	Trinity Industries, Inc	$4,531
90,033	e	Triumph Group, Inc	3,823
195,914	e*	TRW Automotive Holdings Corp	705
22,000		TS Tech Co Ltd	130
20,019	e	Umeco plc	76
52,000		Unipres Corp	326
4,716,804		United Technologies Corp	252,821
360,112	e	Valeo S.A.	5,314
725,541	e*	Visteon Corp	254
159,852	e	Volkswagen AG.	55,599
111,650		Volkswagen AG.	6,018
1,536,507	e	Volvo AB (A Shares)	8,862
913,146	e	Volvo AB (B Shares)	5,197
185,915	e	Wabash National Corp	837
225,000		Weichai Power Co Ltd	424
357,234	e	Westinghouse Air Brake Technologies Corp	14,200
146,874	e	Winnebago Industries, Inc	886
76,163	e*	Wonder Auto Technology, Inc	299
155,001	e	Yamaha Motor Co Ltd	1,631
594,258		Yulon Motor Co Ltd	255
282,543	e	Zodiac S.A.	10,211
		TOTAL TRANSPORTATION EQUIPMENT	2,055,291

TRANSPORTATION SERVICES - 0.20%
417,846		All America Latina Logistica S.A.	1,792
98,259	e	Ambassadors Group, Inc	904
31,206	e	Autostrada Torino-Milano S.p.A.	243
96,099	e	Autostrade S.p.A.	1,803
879,385	e	CH Robinson Worldwide, Inc	48,393
3,060,000		China Travel International Inv HK	596
62,948		Cintra Concesiones de Infraestructuras de Transporte S.A.	478
140,000	*	Citic Resources Holdings Ltd	16
22,866		Clarkson plc	113
108,000		CWT Ltd	23
29,020	e	D/S Norden	1,024
718,992	e	Deutsche Lufthansa AG.	11,823
1,170		Dfds AS	88
65,389	*	Dynamex, Inc	964
1,043,391	e	Expeditors International Washington, Inc	34,714
48,634	e	Flight Centre Ltd	264
50,845		Freightways Ltd	95
196,072	e	GATX Corp	6,072
11,200		HIS Co Ltd	233
243,564	*	HUB Group, Inc (Class A)	6,462
277,112	*	Interval Leisure Group, Inc	1,494
46,981	e*	KarstadtQuelle AG.	207
10,600	e	Kintetsu World Express, Inc	209
2,471		Kuoni Reisen Holding	845
352,000	*	Macau Success Ltd	24
30,154		Mainfreight Ltd	85
36,763		Oesterreichische Post AG.	1,258
223,565	e*	Orbitz Worldwide, Inc	868
242,500	e	Pacer International, Inc	2,529
5,725		Panalpina Welttransport Holding AG.	325
1,505,100		PLUS Expressways BHD	1,296
67,000		Senko Co Ltd	296
23,679	e	Societa Iniziative Autostradali e Servizi S.p.A.	150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,100		Toho Real Estate Co Ltd	$56
707,592		Toll Holdings Ltd	3,044
59,501	e	TUI AG.	707
1,393,591		UTI Worldwide, Inc	19,984
50,288		Wincanton plc	129
13,700	e	Yusen Air & Sea Service Co Ltd	174
		TOTAL TRANSPORTATION SERVICES	149,780

TRUCKING AND WAREHOUSING - 0.48%
122,570	e	Arkansas Best Corp	3,691
11,300	e	ASKUL Corp	243
36,025	e	Big Yellow Group plc	124
10,244		Business Post Group plc	33
129,836	e*	Celadon Group, Inc	1,108
200,951	e	Con-way, Inc	5,345
4,895,160		Deutsche Post AG.	82,795
300,914	e	DSV AS	3,275
147,138	e	Forward Air Corp	3,571
198,000	e	Fukuyama Transporting Co Ltd	984
353,624	e	Heartland Express, Inc	5,573
53,500		Hitachi Transport System Ltd	805
479,755	e	J.B. Hunt Transport Services, Inc	12,603
996,525	e	Kerry Properties Ltd	2,655
270,475	e	Landstar System, Inc	10,394
97,909	*	Marten Transport Ltd	1,856
19,000		Maruzen Showa Unyu Co Ltd	62
251,143	e	Mitsubishi Logistics Corp	3,184
57,000	e	Mitsui-Soko Co Ltd	319
12,527		Mullen Group Income Fund	129
91,320	e	Neopost S.A.	8,229
2,171,145		Nippon Express Co Ltd	9,152
53,000		Nippon Konpo Unyu Soko Co Ltd	585
1,433		Norbert Dentressangle	55
144,235	e*	Old Dominion Freight Line	4,105
8,073	e*	Patriot Transportation Holding, Inc	566
3,122		Piraeus Port Authority	42
92,371		Safestore Holdings plc	73
78,636	*	Saia, Inc	854
224,000		Sankyu, Inc	826
80,000		Seino Holdings Corp	447
22,000	e	Shibusawa Warehouse Co Ltd	127
69,000		Sumitomo Warehouse Co Ltd	355
1,220,000	*	Titan Petrochemicals Group Ltd	17
1,327,917		TNT NV	25,399
28,907		TransForce, Inc	97
3,084,771		United Parcel Service, Inc (Class B)	170,156
38,969	e*	Universal Truckload Services, Inc	552
85	*	Vantec Group Holdings Corp	153
233,589	e	Werner Enterprises, Inc	4,050
406,479	e	Yamato Transport Co Ltd	5,315
317,195	e*	YRC Worldwide, Inc	910
		TOTAL TRUCKING AND WAREHOUSING	370,814

WATER TRANSPORTATION - 0.28%
163,493	e	Alexander & Baldwin, Inc	4,097
280,381	e*	American Commercial Lines, Inc	1,374
58,964		Anek Lines S.A.	67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,336		AP Moller - Maersk AS (Class A)	$7,312
1,917	e	AP Moller - Maersk AS (Class B)	10,316
340,327	e	Aries Maritime Transport Ltd	119
1,961,504	e	Babcock & Brown Infrastructure Group	150
31,819	e	Bourbon S.A.	798
36,639		Brostrom AB (B Shares)	261
20,100		Camillo Eitzen & Co ASA	38
1,538,779		Carnival Corp	37,423
76,652		Carnival plc	1,663
317,000		CH Offshore Ltd	57
4,190,300	e	China Shipping Container Lines Co Ltd	633
1,392,000		China Shipping Development Co Ltd	1,383
112,000		Chu Kong Shipping Development	11
260,000		Chuan Hup Holdings Ltd	34
5,829	e	Compagnie Maritime Belge S.A.	146
2,873,875	e	COSCO Holdings	1,999
24,232	e	D/S Torm AS	266
96,000	e	Daiichi Chuo Kisen Kaisha	272
196,813	e	Danaos Corp	1,330
131,500		Deep Sea Supply plc	136
208,560	e	DHT Maritime, Inc	1,155
49,200		DOF ASA	243
360,000	e	DryShips, Inc	3,838
238,586	e	Eagle Bulk Shipping, Inc	1,627
36,000	e*	Eitzen Chemical ASA	45
26,320		Euronav NV	359
1,292,222		Evergreen Marine Corp Tawain Ltd	608
5,945		Exmar NV	60
159,000		Ezra Holdings Ltd	75
868		Financiere de L'Odet	175
15,203	e	Forth Ports plc	200
111,103	e	Frontline Ltd	3,262
259,686	e	Frontline Ltd	7,689
118,720	e	Genco Shipping & Trading Ltd	1,757
225,327	e	General Maritime Corp	2,434
186,319	e	Golar LNG Ltd	1,260
14,100	e	Golar LNG Ltd	92
117,742	e*	Gulfmark Offshore, Inc	2,801
480,988	e	Hamburger Hafen und Logistik AG.	16,104
64,784		Hanjin Shipping Co Ltd	960
222,571	e	Horizon Lines, Inc (Class A)	777
127,244	e*	Hornbeck Offshore Services, Inc	2,079
76,700	e	Iino Kaiun Kaisha Ltd	498
4,665,100		International Container Term Services, Inc	1,287
31,459		International Shipholding Corp	797
22,800		Inui Steamship Co Ltd	173
2,263	m,v	Irish Continental Group plc	57
2,360		Israel Corp Ltd	535
35,901		James Fisher & Sons plc	181
359,010		Kamigumi Co Ltd	3,190
1,313,916	e	Kawasaki Kisen Kaisha Ltd	6,162
230,882	e*	Kirby Corp	6,317
95,833	e	Knightsbridge Tankers Ltd	1,404
8,200	*	Korea Express Co Ltd	584
8,304		Korea Line Corp	450
47,536	e*	Kuehne & Nagel International AG.	3,079
1,213,800		Malaysia International Shipping Corp BHD	2,947

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,943,018		Mitsui OSK Lines Ltd	$12,008
1,758,057	e	Neptune Orient Lines Ltd	1,367
2,642,100	e	Nippon Yusen Kabushiki Kaisha	16,288
27,000		Nissin Corp	75
176,428	e	Nordic American Tanker Shipping	5,954
9,600		Odfjell ASA (B Shares)	62
231,977	e*	Odyssey Marine Exploration, Inc	747
159,325	e	Omega Navigation Enterprises, Inc (Class A)	1,015
480,524		Orient Overseas International Ltd	1,068
92,821	e	Overseas Shipholding Group, Inc	3,909
5,906,700	e	Pacific Basin Shipping Ltd	2,683
709,831	e	Royal Caribbean Cruises Ltd	9,760
99,000	e	Shinwa Kaiun Kaisha Ltd	272
201,594	e	Ship Finance International Ltd	2,228
850,000	e	Shun TAK Holdings Ltd	234
10,966		Smit Internationale NV	535
43,700	e	Stolt-Nielsen S.A.	448
123,250		STX Pan Ocean Co Ltd	954
45,508	e*	TBS International Ltd (Class A)	456
174,014	e	Teekay Corp	3,419
66,196	e	Teekay Tankers Ltd (Class A)	841
151,163	e*	Ultrapetrol Bahamas Ltd	482
522,000		U-Ming Marine Transport Corp	625
16,626	*	VTG AG.	175
1,226,670		Wan Hai Lines Ltd	529
7,350		Wilh Wilhelmsen ASA	101
1,652,512		Yang Ming Marine Transport	508
		TOTAL WATER TRANSPORTATION	211,889

WHOLESALE TRADE-DURABLE GOODS - 0.67%
162,561	e	Agilysys, Inc	697
239,951	e	Applied Industrial Technologies, Inc	4,540
710,036	*	Arrow Electronics, Inc	13,377
9,741		Arseus NV	85
5,200	e	As One Corp	100
94,406	e	Assa Abloy AB (Class B)	1,098
35,600	e	Autobacs Seven Co Ltd	825
146,900		Banpu PCL	992
228,803		Barloworld Ltd	1,034
243,199	e	Barnes Group, Inc	3,526
280,853	e*	Beacon Roofing Supply, Inc	3,898
244	e	BIC CAMERA, Inc	75
14,543		Bobst Group AG.	439
833,246	e	BorgWarner, Inc	18,140
51,106		BSS Group plc	184
218,095	e	Bunzl plc	1,850
51,911	e	Canon Marketing Japan, Inc	836
59,318	e*	Cardtronics, Inc	77
33,819		Carl Zeiss Meditec AG.	421
85,855	e	Castle (A.M.) & Co	930
524,000		Champion Technology Holdings Ltd	18
4,517,000	e	China Communications Construction Co Ltd	5,572
883,000		China High Speed Transmission Equipment Group Co Ltd	1,069
961,000		China National Building Material Co Ltd	1,154
68,386	e*	Chindex International, Inc	544
2,545,000	*	CMC Magnetics Corp	401
4,803		Coltene Holding AG.	195

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
545,612	e	Compagnie de Saint-Gobain	$25,479
153,274	e*	Conceptus, Inc	2,333
17,510		Consumers' Waterheater Income Fund	133
27,641		Crane Group Ltd	180
21,350		Creative Technology Ltd	64
6,636		Daetwyler Holding AG.	271
34,000	e	Daiichi Jitsugyo Co Ltd	100
27,151		Demag Cranes AG.	742
105,705	e*	DemandTec, Inc	853
81,003		Derichebourg	182
2,408	e	D'ieteren S.A.	251
149,688	*	Digi International, Inc	1,214
792,928	e	Dimension Data Holdings plc	436
3,363,900		Dongfeng Motor Group Co Ltd	1,085
11,002	*	Doosan Corp	866
12,200	e	Doshisha Co Ltd	166
108,384	e*	Drew Industries, Inc	1,301
181,254	e	Electrocomponents plc	368
745,462		Energy Support Corp	1,259
4,800	e	Enplas Corp	54
14,178		Eriks Group NV	512
9,819	e	Esprinet S.p.A.	46
222,620		Finning International, Inc	2,570
313,704		Fisher & Paykel Healthcare Corp	577
151,091	e*	Fortescue Metals Group Ltd	203
19,092		Fourlis Holdings S.A.	133
10,026		Frigoglass S.A.	47
9,800	e	Fujitsu Business Systems Ltd	154
15,209	*	GameLoft	32
232,000		GeoVision, Inc	827
86,020		Grafton Group plc	276
93,379	e	GWA International Ltd	189
6,500		Hakuto Co Ltd	58
1,038		Hamon & CIE S.A.	28
107,129	*	Hampson Industries plc	158
91,588	e*	Hansen Medical, Inc	661
269,000	e	Hanwa Co Ltd	856
8,124		Hargreaves Services plc	61
63,295		Headlam Group plc	192
10,400	e	Hemtex AB	19
6,850	e*	Hexpol AB (Series B)	15
31,600		Hitachi Software Engineering Co Ltd	490
89,461	e	Houston Wire & Cable Co	833
174,028		Imperial Holdings Ltd	1,121
6,390		IMS-Intl Metal Service	82
6,900	e	Inaba Denki Sangyo Co Ltd	187
17,600	e	Inabata & Co Ltd	55
669,110	*	Ingram Micro, Inc (Class A)	8,959
316,000		Inner Mongolia Yitai Coal Co	778
270,684	*	Insight Enterprises, Inc	1,868
188,378	e*	Interline Brands, Inc	2,002
2,048		Interseroh AG.	104
2,307,376		Itochu Corp	11,641
7,800		Japan Digital Laboratory Co Ltd	84
26,600		Kaga Electronics Co Ltd	322
347,000	*	Kanematsu Corp	347
5,292		KCC Corp	1,236

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
201,830	*	Kia Motors Corp	$1,073
7,400	e	Kimoto Co Ltd	22
353,300		Kingspan Group plc	1,532
36,809	e	Kloeckner & Co AG.	649
281,653	e	Knight Transportation, Inc	4,540
22,100	e	Koei Co Ltd	232
30,200	e	Kuroda Electric Co Ltd	284
28,886		Lawson Products, Inc	660
1,524,147	e	Li & Fung Ltd	2,612
54,326		Lindab International AB	343
773,284	e*	LKQ Corp	9,016
18,000		Macnica, Inc	246
144,734	e	Martin Marietta Materials, Inc	14,051
83,987	e*	MedAssets, Inc	1,226
34,100	e	MISUMI Group, Inc	406
2,822,026		Mitsubishi Corp	39,971
4,244,443		Mitsui & Co Ltd	43,634
21,900	e	Munters AB	110
56,250	e*	MWI Veterinary Supply, Inc	1,517
67,100		Mytilineos Holdings S.A.	369
10,400		Nafco Co Ltd	129
5,000	e	Nagaileben Co Ltd	106
431	e	NET One Systems Co Ltd	867
19,000		Nippon Steel Trading Co Ltd	30
2,904,290		Nissan Motor Co Ltd	10,449
771,425	e	Nisshin Steel Co Ltd	1,590
36,672	e	Norbord, Inc	21
4,500	m,v*	Odfjell Invest Ltd	18
36,200	e	Onoken Co Ltd	351
262,134	e	Owens & Minor, Inc	9,869
5,823,000	m,v	Pan-United Corp Ltd	1,556
432,027	e*	Patterson Cos, Inc	8,101
238,683	e	PEP Boys-Manny Moe & Jack	986
7,525		Phoenix Solar AG.	273
10,696,000	*	Playmates Toys Ltd	94
243,417	e	Pool Corp	4,374
201,859		Premier Farnell plc	403
554,288		Prysmian S.p.A.	8,778
371,607	e*	PSS World Medical, Inc	6,994
2,309,534		PT Astra International Tbk	2,270
1,776,444		PT United Tractors Tbk	743
28,783		Rautaruukki Oyj	503
475,162	e	Reliance Steel & Aluminum Co	9,475
76,401	e	Rockwool International AS (B Shares)	4,269
44,057	e	Russel Metals, Inc	678
27,200		Ryosan Co Ltd	652
9,300	e	Ryoyo Electro Corp	82
210,000	e	Sagami Railway Co Ltd	936
144,142		Samsung Corp	4,658
21,600		Sangetsu Co Ltd	496
27,800		Sanshin Electronics Co Ltd	249
420,129	e	Schneider Electric S.A.	30,952
130,500	e	Securitas Systems AB (B Shares)	115
25,000		Seika Corp	60
14,400		Shinko Shoji Co Ltd	138
111,000		Shinsho Corp	218
28,546	e*	Sierra Wireless, Inc	164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
56,207	e	SIG plc	$144
2,475,426		Sime Darby BHD	3,720
268,464	e	Sims Group Ltd (ADR)	3,334
1,251,698	e	Sims Group Ltd	15,132
73,890	*	SK Networks Co Ltd	505
2,928		Solar Holdings AS (B Shares)	109
282,651	*	Solera Holdings, Inc	6,812
111,000		Sumikin Bussan Corp	275
13,500		Sumisho Computer Systems Corp	224
4,604,432	e	Sumitomo Corp	40,838
27,000		Tamura Corp	46
172,199	*	Tech Data Corp	3,072
19,447,887		Test-Rite International Co	8,948
80,825	e	THK Co Ltd	851
226,029		ThyssenKrupp AG.	6,292
48,738	e*	Titan Machinery, Inc	685
98,746	e,f	TMK OAO (GDR)	385
202,101	e*	TomoTherapy, Inc	481
60,355		Topps Tiles plc	18
40,141		Toromont Industries Ltd	748
6,900	e	Trusco Nakayama Corp	89
192,383	e*	Tyler Technologies, Inc	2,305
17,400	e	Ulvac, Inc	268
1,451,641		UMW Holdings BHD	2,161
6,212	e	Vossloh AG.	697
266,858		W.W. Grainger, Inc	21,039
7,607		Wajax Income Fund	130
31,154	e	Wavin NV	101
222,829	e*	WESCO International, Inc	4,285
1,238,382		Wesfarmers Ltd	15,541
98,636		Wesfarmers Ltd	1,238
281,290	e	Wolseley plc	1,553
44,700	e	Yamazen Corp	171
77,000	e	Yuasa Trading Co Ltd	73
15,400	e	Zenrin Co Ltd	188
		TOTAL WHOLESALE TRADE-DURABLE GOODS	513,735

WHOLESALE TRADE-NONDURABLE GOODS - 0.86%
14,344	e	AarhusKarlshamn AB	198
85,611	e	ABB Grain Ltd	455
30,300	e	ABC-Mart, Inc	1,108
169,607		Aceto Corp	1,698
527,046	e	Airgas, Inc	20,550
273,202	e*	Akorn, Inc	628
201,063		Akzo Nobel NV	8,228
24,099	e	Alfresa Holdings Corp	1,155
699,000	*	Alliance Global Group, Inc	26
621,498	*	Alliance One International, Inc	1,827
590,655	e	Allscripts Healthcare Solutions, Inc	5,859
95,114	e	Andersons, Inc	1,567
9,200	e	AOKI Holdings, Inc	95
22,800	*	ASOS plc	81
300,869		AWB Ltd	533
10,900	e	Axfood AB	236
445,158	e*	Bare Escentuals, Inc	2,328
1,786	*	Baron de Ley	90
860,335	e	Billabong International Ltd	4,709

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
142,478	e*	BMP Sunstone Corp	$794
420,208	e	Brown-Forman Corp (Class B)	21,637
2,700		C Uyemura & Co Ltd	56
2,848,714		Cardinal Health, Inc	98,195
172,284	e	Casino Guichard Perrachon S.A.	13,004
234,317	e	Celesio AG.	6,340
178,436	e*	Central European Distribution Corp	3,515
268,000		China Aviation Oil Singapore Corp Ltd	143
1,604,000		China BlueChemical Ltd	658
1,067,000	e	China Mengniu Dairy Co Ltd	1,388
57,749	e*	Clearwater Paper Corp	485
18,200	e	Controladora Comercial Mexicana S.A. de C.V.	4
61,284	e*	Core-Mark Holding Co, Inc	1,319
117,387	e	Dairy Crest Group plc	359
2,368,000	e	Dalian Port PDA Co Ltd	596
41,888	e	Danisco AS	1,711
13,533		DC Chemical Co Ltd	2,428
1,523,564	e*	Dean Foods Co	27,378
6,221		Delek Group Ltd	204
342,000		Dickson Concepts International Ltd	93
12,262		East Asiatic Co Ltd A.S.	418
1,494		Emmi AG.	140
408,365		Empresas COPEC S.A.	3,107
818,804	e*	Endo Pharmaceuticals Holdings, Inc	21,191
335,140	e*	Ercros S.A.	77
2,030,816		Esprit Holdings Ltd	11,503
75,085		Findel plc	106
1,386,000		First Pacific Co	481
4,800,504	e	Foster's Group Ltd	18,408
236,191	*	Fresh Del Monte Produce, Inc	5,295
40,000	e*	Fujiya Co Ltd	54
279,474		Fyffes plc	97
3,610		Galenica AG.	1,178
2,769,175		Gazprom (ADR)	39,461
100,000		GIIR, Inc	804
164,274	e*	Gildan Activewear, Inc (Class A)	1,888
22,769	e*	GrainCorp Ltd	92
90,539	e*	Green Mountain Coffee Roasters, Inc	3,504
222,961	e*	Hain Celestial Group, Inc	4,256
50,702		Hanwha Corp	796
412,385	e*	Henry Schein, Inc	15,130
352,699	e	Herbalife Ltd	7,647
4,625		IC Companys AS	37
6,701	e*	Idearc, Inc	1
9,855,500		IRPC PCL	621
6,300	e	Itochu-Shokuhin Co Ltd	243
34,000	e	Japan Pulp & Paper Co Ltd	111
384,755		JBS S.A.	813
13,700		Kato Sangyo Co Ltd	235
42,749	e	Kenneth Cole Productions, Inc (Class A)	303
388,336		Kikkoman Corp	4,615
25,100	e	Kobayashi Pharmaceutical Co Ltd	1,073
18,521		Koninklijke Vopak NV	695
140,201	e	K-Swiss, Inc (Class A)	1,598
124,702		KT&G Corp	7,888
7,286		Laboratorios Farmaceuticos Rovi S.A	60
1,973		LDC	156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
58,543		LG Chem Ltd	$3,370
96,696	e*	LSB Industries, Inc	805
170,000	e	Macquarie Infrastructure Co LLC	641
17,953		MARR S.p.A.	138
4,447,468		Marubeni Corp	17,027
214,956		Massmart Holdings Ltd	1,966
19,676	e*	Maui Land & Pineapple Co, Inc	264
287,383	e	Men's Wearhouse, Inc	3,891
528,384	e	Metcash Ltd	1,614
343,618		Metro, Inc (Class A)	10,299
561,000	e*	Mexichem SAB de CV	507
191,889		Myers Industries, Inc	1,535
122,000		Nagase & Co Ltd	1,185
73,267	e	Nash Finch Co	3,289
501,374		Nippon Oil Corp	2,542
5,680,436	e	Noble Group Ltd	4,022
277,515		Nu Skin Enterprises, Inc (Class A)	2,894
91,500		Pakistan State Oil Co Ltd	167
81,318	e*	Perry Ellis International, Inc	516
2,165		Pescanova S.A.	82
209,100		Petronas Dagangan BHD	435
11,490	e	Point, Inc	633
1,474,000		Prime Success International Group Ltd	240
50,000	*	Pronova BioPharma AS	167
1,612,000		PT Unilever Indonesia Tbk	1,168
8,782		Rubis	551
4,600	e	Ryoshoku Ltd	116
12,700	e	Sakata Seed Corp	187
59,300		San-A Co Ltd	2,439
27,000		San-Ai Oil Co Ltd	120
36,977		Sarantis S.A.	218
19,212	e*	Schiff Nutrition International, Inc	115
114,058	e*	School Specialty, Inc	2,181
2,389		Schweizerhall Holding AG.	520
771,553		Sigma Pharmaceuticals Ltd	581
8,423		Sligro Food Group NV	174
8,569,609		Sojitz Holdings Corp	14,321
149,419	e	Spartan Stores, Inc	3,474
35,915		Sprider Stores S.A.	71
28,653	*	Super De Boer	109
150,434		Suzano Papel e Celulose S.A.	780
130,404	e	Suzuken Co Ltd	3,888
60,165	e	Symrise AG.	842
54,806	e*	Synutra International, Inc	604
3,120,679		Sysco Corp	71,588
682,118	e	Terra Industries, Inc	11,371
177,819		Tiger Brands Ltd	2,759
17,000	e	Toho Pharmaceutical Co Ltd	237
16,000		Tokai Corp	84
214,409	e*	Tractor Supply Co	7,749
348,800	e	Tsingtao Brewery Co Ltd	728
768,294		Unilever NV	18,862
2,071,425	e	Unilever NV	49,928
3,275,437		Uni-President Enterprises Corp	2,884
168,397		United Drug plc	522
237,436	e*	United Natural Foods, Inc	4,231
135,837	e*	United Stationers, Inc	4,549

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,567	e	Valhi, Inc	$284
2,540		VAN DE Velde	85
2,556	e	Vilmorin & Cie	260
449,275		Vina Concha y Toro S.A.	680
172,306	*	Viterra, Inc	1,326
99,839	e*	Volcom, Inc	1,088
15,200	e*	Wimm-Bill-Dann Foods OJSC (ADR)	400
15,000		Yokohama Reito Co Ltd	104
123,139		Zep, Inc	2,378
99,226	e*	Zhongpin, Inc	1,191
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	659,736

		TOTAL COMMON STOCKS	76,299,677
		(Cost $104,665,304)

MUTUAL FUNDS - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
384,653		3i Infrastructure Ltd	454
1,598,400	a,m,v*	First NIS Regional Fund SICAV	16
20,000		ProLogis European Properties	89
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	559

NONDEPOSITORY INSTITUTIONS - 0.00%**
139,207		HSBC Infrastructure Co Ltd	230
		TOTAL NONDEPOSITORY INSTITUTIONS	230

OIL AND GAS EXTRACTION - 0.00%**
72,945	e	Kayne Anderson Energy Development Co	548
		TOTAL OIL AND GAS EXTRACTION	548

		TOTAL MUTUAL FUNDS	1,337
		(Cost $4,618)

PREFERRED STOCKS - 0.01%

HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
119,310	*	Goodman PLUS Trust	3,868
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,868

SECURITY AND COMMODITY BROKERS - 0.00%**
3,908	*	Westpac Funds Management Ltd	224
		TOTAL SECURITY AND COMMODITY BROKERS	224

TRANSPORTATION BY AIR - 0.00%**
1,366	m,v*	Malaysian Airline System BHD	-	^
		TOTAL TRANSPORTATION BY AIR	-	^

		TOTAL PREFERRED STOCKS	4,092
		(Cost $10,431)

RIGHTS / WARRANTS - 0.00% **
CHEMICALS AND ALLIED PRODUCTS - 0.00% **
1,155	e	Dov Pharmaceutical, Inc	-	^
91,423		Dov Pharmaceutical, Inc	-	^
		TOTAL CHEMICALS AND ALLIED PRODUCTS	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
COMMUNICATIONS - 0.00% **
43,611	e,m,v	Premiere AG.	$-	^
		TOTAL COMMUNICATIONS	-	^

DEPOSITORY INSTITUTIONS - 0.00% **
1,466,799		DBS Group Holdings Ltd	3,054
2,379,809	m,v	Fortis	-	^
198,050	m,v	Swedbank AB	1
		TOTAL DEPOSITORY INSTITUTIONS	3,055

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00% **
226,263	m,v	Envestra	10
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00% **
16,300	m,v	Eltek ASA	6
666	m,v	GreenHunter Energy, Inc	-	^
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6

FABRICATED METAL PRODUCTS - 0.00% **
180,753	m,v	Goodpack Ltd (Expires 7/16/09)	15
		TOTAL FABRICATED METAL PRODUCTS	15

FOOD AND KINDRED PRODUCTS - 0.00% **
4,835	m,v	Anheuser-Busch InBev NV	74
		TOTAL FOOD AND KINDRED PRODUCTS	74

FOOD STORES - 0.00% **
9,992	m,v	Centros Comerciales Sudamericanos S.A.	-	^
		TOTAL FOOD STORES	-	^

GENERAL BUILDING CONTRACTORS - 0.00% **
165,580	m,v	China Overseas Land	60
		TOTAL GENERAL BUILDING CONTRACTORS	60

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
133,045		IJM Land BHD	7
9,744,555		Macquarie Office Trust	272
12,428	m,v	Reinet Investments S.C.A.	28
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	307

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00% **
283,631		Tat Hong Holdings Ltd	8
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8

METAL MINING - 0.00% **
103,652	e	Mount Gibson Iron Ltd	-	^
		TOTAL METAL MINING	-	^

NONDEPOSITORY INSTITUTIONS - 0.00% **
449,858		Heckmann Corp	517
		TOTAL NONDEPOSITORY INSTITUTIONS	517

PRIMARY METAL INDUSTRIES - 0.00% **
346,000		Dowa Mining	4
		TOTAL PRIMARY METAL INDUSTRIES	4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
REAL ESTATE - 0.00% **
126,577		Growthpoint Properties Ltd	$25
348,391		ING Office	2
56,610	m,v	Klepierre	1
553,875		SP Setia BHD	45
		TOTAL REAL ESTATE	73

TEXTILE MILL PRODUCTS - 0.00% **
97,000		Victory City International Holdings Ltd	-	^
		TOTAL TEXTILE MILL PRODUCTS	-	^

WATER TRANSPORTATION - 0.00% **
930,000		Global Ship Lease, Inc	158
		TOTAL WATER TRANSPORTATION	158

		TOTAL RIGHTS / WARRANTS	4,287
		(Cost $2,015)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 11.86%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.36%
$ 11,340,000		Federal Home Loan Bank (FHLB)	11,340
43,090,000		(FHLB)	43,089
112,290,000		(FHLB)	112,272
9,900,000		(FHLB)	9,899
22,380,000		(FHLB)	22,350
17,860,000		Federal Home Loan Mortgage Corp (FHLMC)	17,860
16,000,000		(FHLMC)	16,000
4,947,000		(FHLMC)	4,947
2,000,000		(FHLMC)	2,000
5,550,000		(FHLMC)	5,549
4,000,000		(FHLMC)	3,998
10,000,000		(FHLMC)	9,995
1,700,000		(FHLMC)	1,699
11,440,000		(FHLMC)	11,435
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES	272,433
		(Cost $272,223)

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.50%

REPURCHASE AGREEMENTS - 6.40%
300,000,000		Bank of America	300,000
500,000,000		Bank of America	500,000
200,000,000		Barclays Bank plc	200,000
450,000,000		BNP Paribas	450,000
50,000,000		BNP Paribas	50,000
210,000,000		Goldman Sachs	210,000
1,200,000,000		Goldman Sachs	1,200,000
500,000,000		Merrill Lynch	500,000
500,000,000		Salomon Bros.	500,000
365,000,000		UBS AG	365,000
425,000,000		UBS AG	425,000
200,000,000		UBS AG	200,000
		TOTAL REPURCHASE AGREEMENTS	4,900,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

		VALUE
SHARES	COMPANY	(000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.02%
780,000,000	Federal National Mortgage Association (FNMA)	$778,942
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	778,942
VARIABLE NOTES - 4.08%
85,000,000	American Express Credit Account Master Trust	75,480
24,940,000	American Express Credit Account Master Trust	24,164
58,000,000	American Express Credit Account Master Trust	47,015
82,000,000	American Express Credit Account Master Trust	72,911
60,000,000	BA Credit Card Trust	59,499
85,000,000	BA Credit Card Trust	77,135
64,000,000	BA Credit Card Trust	56,881
170,000,000	Bank of America NA	166,456
25,000,000	Bank One Issuance Trust	21,645
100,000,000	Barclays Bank plc	99,865
26,785,489	Brunel Residential Mortgage Securitisation PLC	26,510
30,000,000	Capital One Multi-Asset Execution Trust	28,477
43,525,000	Capital One Multi-Asset Execution Trust	36,847
170,000,000	Capital One Multi-Asset Execution Trust	155,293
13,000,000	Capital One Multi-Asset Execution Trust	12,870
14,000,000	Capital One Multi-Asset Execution Trust	13,800
32,000,000	Chase Issuance Trust	28,596
51,000,000	Chase Issuance Trust	41,699
102,000,000	Chase Issuance Trust	98,488
17,000,000	Chase Issuance Trust	15,109
110,000,000	Citibank Credit Card Issuance Trust	90,079
78,000,000	Citibank Credit Card Issuance Trust	76,847
85,000,000	Citigroup Funding Inc	80,586
43,000,000	Discover Card Master Trust	40,474
65,000,000	Discover Card Master Trust	59,672
16,000,000	Discover Card Master Trust I	14,486
8,000,000	Discover Card Master Trust I	7,388
16,000,000	Discover Card Master Trust I	14,812
102,000,000	Discover Card Master Trust I	87,306
68,000,000	Discover Card Master Trust I	60,471
39,000,000	GE Equipment Midticket LLC	34,540
110,000,000	General Electric Capital Corp	96,581
50,000,000	General Electric Capital Corp	48,213
21,000,000	General Electric Capital Corp	20,072
17,000,000	General Electric Capital Corp	14,764
20,600,000	General Electric Capital Corp	18,569
38,280,066	Granite Master Issuer plc	23,677
30,267,959	Granite Master Issuer plc	19,816
128,000,000	JPMorgan Chase & Co	123,163
100,000,000	JPMorgan Chase & Co	98,725
14,920,261	Medallion Trust	14,133
73,000,000	Nelnet Student Loan Trust	67,979
21,847,548	Nelnet Student Loan Trust	21,834
45,000,000	Nelnet Student Loan Trust	41,909
118,000,000	Permanent Financing PLC	110,443
135,000,000	Permanent Master Issuer plc	116,928
38,169,950	Puma Finance Ltd	30,536
100,000,000	Rabobank Nederland NV	99,623
53,000,000	SLM Student Loan Trust	51,091
43,000,000	SLM Student Loan Trust	37,987
170,000,000	SLM Student Loan Trust	131,248

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
PRINCIPAL		ISSUER	(000)
55,000,000		Wachovia Corp	$53,635
69,800,000		Wachovia Student Loan Trust	64,355
42,000,000		Wells Fargo & Co	41,565
47,286,510		World Omni Auto Receivables Trust	46,386
		TOTAL VARIABLE NOTES	3,118,633

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	8,797,575
		(Cost $9,091,922)

		TOTAL SHORT-TERM INVESTMENTS	9,070,008
		(Cost $9,364,145)

		TOTAL PORTFOLIO - 111.60%	85,379,756
		(Cost $114,046,836)

		OTHER ASSETS AND LIABILITIES, NET - (11.60)%	(8,874,727)

		TOTAL NET ASSETS - 100.00%	$ 76,505,029

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	LLC	Limited Liability Corporation
	LP	Limited Partnership
	plc	Public Limited Company
	SICAV	Societe d'Investissement A Capital Variable
	SPDR	Standard & Poor's Depository Receipts

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	a	Affiliated Holding.
	b	In bankruptcy.
	e	All or a portion of these securities are out on loan.
	f	Restricted security.
	m	Indicates a security that has been deemed illiquid.
	v	Represents fair value as determined in good faith under procedures approved
		by the Board of Trustees. The value of this security amounted to $ 25,548,341
		which represents 0.03% of net assets.

		Cost amounts are in thousands.

		At December 31, 2008, the net unrealized depreciation on investment was $(28,667,052,201), consisting of
		gross unrealized appreciation of $2,632,573,459 and gross unrealized depreciation of $(31,299,625,660).

		For ease of presentation, a number of industry classification categories have been grouped together in
		the Schedule of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

		Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the
		Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised
		by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with
		affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT
JANUARY 1, 2008 - DECEMBER 31, 2008

		Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue		December 31, 2007	Cost	Proceeds	Gain/(Loss)	Income	Expense	December 31, 2008	December 31, 2008

	Daishin Securities Co	$6,450,000	$-	$-	$-	$599,118	$122,354	500,000	$2,270,222
	Digital Garage, Inc	22,772,663		509,406	(819,551)	683,336	47,834	12,380	11,172,938
	First NIS Regional Fund SICAV	15,984	-	-	-	-	-	1,598,400	15,984
*	Healthsouth Corp	94,039,659	1,168,346	17,045,411	(4,618,270)	-	-	-	-
	Information Development Co	2,493,627	-	-	(6,038)	82,623	5,784	431,900	2,363,181
	Intelligent Wave, Inc	4,234,608	-	69,947	(272,665)	75,168	5,262	15,915	2,594,875
	MPM Bioventures II	12,086,377	-	-	-	-	-	21,967,242	9,918,210
	Skyline Venture Partners	3,695,430	37,500	-	-	-	-	4,216,676	2,017,722

			$1,205,846	$17,624,764	$(5,716,524)	$1,440,245	$181,234		$30,353,132

* Not an Affiliate as of December 31, 2008

COLLEGE RETIREMENT EQUITIES FUND - Stock Account
COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary of Market Values by Country
December 31, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$65,267,546,242	76.44%
TOTAL DOMESTIC	65,267,546,242	76.44

FOREIGN
AFGHANISTAN	2,345,356	0.00
ARGENTINA	4,114,750	0.01
AUSTRALIA	780,988,004	0.91
AUSTRIA	97,492,474	0.11
BAHAMAS	482,210	0.00
BELGIUM	93,710,270	0.11
BERMUDA	17,758,917	0.02
BRAZIL	359,500,463	0.42
CANADA	1,451,596,541	1.70
CAYMAN ISLANDS	6,012,681	0.01
CHILE	27,202,691	0.03
CHINA	441,729,899	0.52
COLOMBIA	11,516,829	0.01
CZECH REPUBLIC	18,365,828	0.02
DENMARK	91,526,832	0.11
EGYPT	13,211,135	0.02
FINLAND	160,032,648	0.19
FRANCE	1,669,824,576	1.96
GERMANY	1,667,430,301	1.95
GHANA	98,519	0.00
GREECE	78,512,286	0.09
HONG KONG	327,740,888	0.38
HUNGARY	11,558,613	0.01
INDIA	157,780,849	0.19
INDONESIA	28,581,639	0.03
IRELAND	51,576,401	0.06
ISLE OF MAN	1,323,855	0.00
ISRAEL	128,350,708	0.15
ITALY	504,615,422	0.59
JAPAN	4,171,108,287	4.89
KAZAKHSTAN	1,477,232	0.00
KOREA, REPUBLIC OF	269,742,130	0.32
LIECHTENSTEIN	477,657	0.00
LUXEMBOURG	20,980,589	0.02
MALAYSIA	89,456,541	0.10
MEXICO	99,675,720	0.12
MOROCCO	9,858,534	0.01
NETHERLAND ANTILLES	1,771,244	0.00
NETHERLANDS	375,513,206	0.44
NEW ZEALAND	16,772,759	0.02
NORWAY	71,732,677	0.09
PAKISTAN	1,882,684	0.00
PANAMA	48,105,245	0.06
PERU	11,883,973	0.01
PHILIPPINES	20,215,755	0.02
POLAND	30,482,214	0.04
PORTUGAL	16,377,811	0.02
PUERTO RICO	4,738,383	0.01
RUSSIA	119,308,786	0.14
SINGAPORE	177,397,520	0.21
SOUTH AFRICA	193,004,819	0.23
SPAIN	638,077,123	0.75
SWEDEN	212,574,875	0.25
SWITZERLAND	1,571,970,009	1.84
TAIWAN	265,546,663	0.31
THAILAND	36,412,545	0.04
TURKEY	28,839,226	0.03
UNITED KINGDOM	3,401,843,628	3.99
TOTAL FOREIGN	20,112,209,420	23.56
TOTAL PORTFOLIO	$85,379,755,662	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2008

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 99.42%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
8,427	e	Bureau Veritas S.A.	$337
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	337

AMUSEMENT AND RECREATION SERVICES - 0.21%
31,345	e	Aristocrat Leisure Ltd	85
2,680,000	e*	Galaxy Entertainment Group Ltd	366
126,683		Ladbrokes plc	337
6,617,000		Leisure & Resorts World Corp	103
13,250	e	Lottomatica S.p.A.	330
10,582,000		NagaCorp Ltd	1,461
105,289		OPAP S.A.	3,027
5,101	e	Oriental Land Co Ltd	419
1,127,040		Publishing & Broadcasting Ltd	1,477
20,544	e	Sega Sammy Holdings, Inc	240
47,697		Sky City Entertainment Group Ltd	87
44,356	e	TABCORP Holdings Ltd	216
576,500		Tanjong plc	2,216
109,001	e	Tattersall's Ltd	212
1,125	*	Ticketmaster	7
419,328		Walt Disney Co	9,514
10,021		William Hill plc	31
		TOTAL AMUSEMENT AND RECREATION SERVICES	20,128

APPAREL AND ACCESSORY STORES - 0.51%
27,000	e	Abercrombie & Fitch Co (Class A)	623
88,874	e*	Aeropostale, Inc	1,431
38,857		American Eagle Outfitters, Inc	364
82,376	e	Burberry Group plc	263
4,794	e	Fast Retailing Co Ltd	703
835,321		Gap, Inc	11,185
262,226	e	Hennes & Mauritz AB (B Shares)	10,430
42,861	e	Inditex S.A.	1,909
175,222	*	Kohl's Corp	6,343
196,968		Limited Brands, Inc	1,977
33,543	e	Nordstrom, Inc	446
92,430	e	Ross Stores, Inc	2,748
703,071	*	Urban Outfitters, Inc	10,532
		TOTAL APPAREL AND ACCESSORY STORES	48,954

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
28,000		C C Land Holdings Ltd	7
13,330	e	Hermes International	1,853
14,152		Onward Kashiyama Co Ltd	113
38,675		Phillips-Van Heusen Corp	779
65,213	e	Polo Ralph Lauren Corp (Class A)	2,961
28,626	e	Shimamura Co Ltd	2,210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
118,503		VF Corp	$6,490
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	14,413

AUTO REPAIR, SERVICES AND PARKING - 0.09%
4,100	e*	Hertz Global Holdings, Inc	21
42,250		Ryder System, Inc	1,639
164,213	e	Standard Chartered plc	1,951
365,099		Standard Chartered plc	4,593
		TOTAL AUTO REPAIR, SERVICES AND PARKING	8,204

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
97,859		Advance Auto Parts	3,293
11,288	e*	Autonation, Inc	111
48,560	e*	Autozone, Inc	6,773
32,713	e	Canadian Tire Corp Ltd	1,151
44,889	e*	Carmax, Inc	354
12,681		Inchcape plc	7
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	11,689

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.28%
24,051	e	Fastenal Co	838
711,282		Home Depot, Inc	16,374
466,895		Kingfisher plc	906
392,572		Lowe's Cos, Inc	8,448
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	26,566

BUSINESS SERVICES - 4.53%
235,844	*	Activision Blizzard, Inc	2,038
23,901		Adecco S.A.	818
397,840	*	Adobe Systems, Inc	8,470
74,549	*	Affiliated Computer Services, Inc (Class A)	3,425
40,027	e*	Akamai Technologies, Inc	604
129,627	e*	Alliance Data Systems Corp	6,032
13,499		Atos Origin S.A.	336
46,598	*	Autodesk, Inc	916
225,910		Automatic Data Processing, Inc	8,887
766,892	e*	Autonomy Corp plc	10,486
106,709	*	BMC Software, Inc	2,871
104,960		CA, Inc	1,945
27,000	*	CACI International, Inc (Class A)	1,217
7,819	*	Cadence Design Systems, Inc	29
97,500	e	Capcom Co Ltd	2,206
422,048	*	CGI Group, Inc	3,282
28,712	*	Citrix Systems, Inc	677
40,543	e*	Cognizant Technology Solutions Corp (Class A)	732
259,478	*	Computer Sciences Corp	9,118
511,799	e	Computershare Ltd	2,783
220,950	*	Compuware Corp	1,491
1,708	e	CSK Holdings Corp	9
71,122	e	Ctrip.com International Ltd (ADR)	1,693
11,506	e	Dassault Systemes S.A.	517
32	e	Dena Co Ltd	104
191	e,v	Dentsu, Inc	373
6,860	e*	DST Systems, Inc	261
126,567	e*	DynCorp International, Inc (Class A)	1,920
451,813	*	eBay, Inc	6,307
59,865	*	Electronic Arts, Inc	960

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
33,031		Equifax, Inc	$876
55,041	*	Expedia, Inc	454
201,874		Experian Group Ltd	1,254
29,520		Fidelity National Information Services, Inc	480
22,954	*	Fiserv, Inc	835
183,406	e	Fujitsu Ltd	892
19,669	e	Gestevision Telecinco S.A.	212
197,969	*	Google, Inc (Class A)	60,905
233,596		Group 4 Securicor plc	688
2,565	e	Hakuhodo DY Holdings, Inc	140
275,939		Hays plc	277
50,049	e	IFIL - Investments S.p.A.	129
56,570		IMS Health, Inc	858
23,217		Indra Sistemas S.A.	533
64,090		Infosys Technologies Ltd (ADR)	1,575
488,013	e*	Interpublic Group of Cos, Inc	1,933
90,739	*	Intuit, Inc	2,159
36,806	e*	Iron Mountain, Inc	910
13,415	e	JC Decaux S.A.	229
19,659	e	JSR Corp	221
100,254	*	Juniper Networks, Inc	1,755
299,588	e	Konami Corp	7,767
11,877	e	Lamar Advertising Co (Class A)	149
1,073,658	e	LogicaCMG plc	1,065
24,275		Manpower, Inc	825
23,827	e	Mastercard, Inc (Class A)	3,406
169,082	e*	McAfee, Inc	5,845
3,719,631		Microsoft Corp	72,310
6,360	e	Mitsubishi UFJ Lease & Finance Co Ltd	162
378	e*	Mixi Inc	2,320
52,224	e*	Monster Worldwide, Inc	631
84,567	*	NCR Corp	1,196
189,328	e	NEC Corp	641
100,000	*	Netease.com (ADR)	2,210
63,600	e	Nippon System Development Co Ltd	501
12,410	e	Nomura Research Institute Ltd	237
240,294	*	Novell, Inc	935
124		NTT Data Corp	500
767		Obic Co Ltd	125
151,889		Omnicom Group, Inc	4,089
2,932,874	*	Oracle Corp	52,000
4,203	e	Oracle Corp Japan	182
1,700		Otsuka Corp	77
2,178		Promotora de Informaciones S.A.	7
60,000		Prosegur Cia de Seguridad S.A.	1,997
25,577	e	Publicis Groupe S.A.	654
4,407	e	Rakuten, Inc	2,806
21,761	e	Randstad Holdings NV	440
42,931		Ritchie Bros Auctioneers, Inc	913
30,662	e	Robert Half International, Inc	638
254,302		Sage Group plc	622
135,838	e*	Salesforce.com, Inc	4,348
524,779		SAP AG.	19,043
20,713	e	Secom Co Ltd	1,069
61,897	e	Securitas AB (B Shares)	521
3,533	e	SGS S.A.	3,695

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
61,026	e*	Sina Corp	$1,413
3,615		Societe Des Autoroutes Paris-Rhin-Rhone	250
253,010	e	Softbank Corp	4,595
33,749	*	Sohu.com, Inc	1,598
1,086	e	So-net Entertainment Corp	2,740
117,300	e	Square Enix Co Ltd	3,785
2,417,783	*	Sun Microsystems, Inc	9,236
542,649	e*	Symantec Corp	7,337
28,524	*	Synopsys, Inc	528
525,476	e*	Temenos Group AG.	7,091
334,000		Tencent Holdings Ltd	2,155
26,249		Total System Services, Inc	367
10,351	e	Trend Micro, Inc	364
26,101	e	United Internet AG.	236
2,702		USS Co Ltd	143
7,000		Venture Corp Ltd	21
52,035	e*	VeriSign, Inc	993
295,379		Visa, Inc (Class A)	15,493
10,614	*	VMware, Inc (Class A)	251
2,372,477		WPP plc	13,729
14,416	e	Yahoo! Japan Corp	5,915
568,956	e*	Yahoo!, Inc	6,941
		TOTAL BUSINESS SERVICES	436,929

CHEMICALS AND ALLIED PRODUCTS - 13.14%
1,333,320		Abbott Laboratories	71,159
19,189	e*	Actelion Ltd	1,086
86,022		Agrium, Inc	2,890
229,579	e	Air Liquide	20,887
132,790		Air Products & Chemicals, Inc	6,675
192,000		Air Water, Inc	1,712
1,006,002	*	Amgen, Inc	58,097
118,093	e	Asahi Kasei Corp	521
108,283		Astellas Pharma, Inc	4,432
731,597		AstraZeneca plc	29,526
75,468	e	AstraZeneca plc (ADR)	3,096
19,720	e	Avery Dennison Corp	645
1,634,316		Avon Products, Inc	39,273
309,400		BASF AG.	12,021
17,493	e	Beiersdorf AG.	1,036
79,689	*	Biogen Idec, Inc	3,796
62,339		Biovail Corp	583
974,814		Bristol-Myers Squibb Co	22,664
737,867		Celanese Corp (Series A)	9,172
19,992	e*	Cephalon, Inc	1,540
75,950		CF Industries Holdings, Inc	3,734
13,993	e*	Charles River Laboratories International, Inc	367
95,000	e*	Chattem, Inc	6,795
10,618		Christian Dior S.A.	594
148,858	e	Chugai Pharmaceutical Co Ltd	2,894
19,597		Church & Dwight Co, Inc	1,100
41,117		Clorox Co	2,284
242,283		Colgate-Palmolive Co	16,606
377,875		CSL Ltd	8,878
228,000		Cytec Industries, Inc	4,838
29,630	e	Daicel Chemical Industries Ltd	140

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
218,379		Daiichi Sankyo Co Ltd	$5,164
66,010		Dainippon Ink and Chemicals, Inc	139
17,000	e	Dainippon Sumitomo Pharma Co Ltd	159
212,698		Dow Chemical Co	3,210
66,522		DSM NV	1,694
352,829		Du Pont (E.I.) de Nemours & Co	8,927
18,227		Eastman Chemical Co	578
160,964		Ecolab, Inc	5,658
24,770	e	Eisai Co Ltd	1,034
75,428	*	Elan Corp plc	437
17,186	e*	Elan Corp plc (ADR)	103
265,089		Eli Lilly & Co	10,675
1,075	e	Eramet	206
24,688	e	Estee Lauder Cos (Class A)	764
59,544		FMC Corp	2,663
102,232	*	Forest Laboratories, Inc	2,604
362,565	*	Genentech, Inc	30,060
53,759	*	Genzyme Corp	3,568
590,769	*	Gilead Sciences, Inc	30,212
1,272	e	Givaudan S.A.	1,005
1,956,310		GlaxoSmithKline plc	36,129
24,900	e	Grifols S.A.	436
1		H.B. Fuller Co	-	^
22,682		Henkel KGaA	591
35,293	e	Henkel KGaA	1,106
6,400		Hisamitsu Pharmaceutical Co, Inc	262
44,951	*	Hospira, Inc	1,206
24,915	e	Huntsman Corp	86
1,733,030		Incitec Pivot Ltd	3,009
15,819	e	International Flavors & Fragrances, Inc	470
127,144	*	Invitrogen Corp	2,964
1,245,870		Johnson & Johnson	74,540
24,480	e	Kansai Paint Co Ltd	126
258,757	e	Kao Corp	7,860
184,806	*	Keryx Biopharmaceuticals, Inc	42
120,000	*	King Pharmaceuticals, Inc	1,274
54,570		Kingboard Chemical Holdings Ltd	98
33,587	e	Kuraray Co Ltd	263
23,816		Kyowa Hakko Kogyo Co Ltd	250
25,977		Linde AG.	2,180
69,050	e	Lonza Group AG.	6,402
86,958	e	L'Oreal S.A.	7,531
93,742		Lupin Ltd	1,189
362,812	e	Mediceo Paltac Holdings Co Ltd	4,364
2,131,932		Merck & Co, Inc	64,811
12,764		Merck KGaA	1,142
41,002		Methanex Corp	455
124,494	e	Mitsubishi Chemical Holdings Corp	552
42,445	e	Mitsubishi Gas Chemical Co, Inc	174
694,557		Monsanto Co	48,862
44,212		Mosaic Co	1,530
877,631	e*	Mylan Laboratories, Inc	8,680
94,300	e	Nichi-iko Pharmaceutical Co Ltd	2,915
15,455	e	Nissan Chemical Industries Ltd	150
35,882	e	NOVA Chemicals Corp	170
2,119,936		Novartis AG.	106,169

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
56,863		Novartis AG. (ADR)	$2,830
88,144		Novo Nordisk AS (Class B)	4,547
8,934		Novozymes AS (B Shares)	717
271,387		Nufarm Ltd	1,985
9,300	e	Ono Pharmaceutical Co Ltd	484
17,951		Orion Oyj (Class B)	305
71,659	e	Perrigo Co	2,315
2,647,017		Pfizer, Inc	46,879
160,499		Potash Corp of Saskatchewan	11,641
184,202		PPG Industries, Inc	7,816
104,817		Praxair, Inc	6,222
1,024,494		Procter & Gamble Co	63,334
596,868	v	PTT Chemical PCL	556
797,627		Reckitt Benckiser Group plc	29,564
401,215		Roche Holding AG.	62,115
17,740		Rohm & Haas Co	1,096
201,502		Sanofi-Aventis	12,716
8,165	e	Santen Pharmaceutical Co Ltd	247
586,635		Schering-Plough Corp	9,990
91,810	e	Sherwin-Williams Co	5,486
175,847	e	Shin-Etsu Chemical Co Ltd	8,116
28,073		Shionogi & Co Ltd	725
633,174		Shire Ltd	9,213
164,148	e	Shiseido Co Ltd	3,376
129,826		Showa Denko KK	188
106,802	e	Sigma-Aldrich Corp	4,511
3,655,585	e	Sinochem Hong Kong Holding Ltd	1,769
31,499	e	Solvay S.A.	2,323
50,000		Stada Arzneimittel AG.	1,436
153,982	e	Sumitomo Chemical Co Ltd	528
79,089		Sun Pharmaceuticals Industries Ltd	1,727
29,993		Syngenta AG.	5,827
14,154	e	Taisho Pharmaceutical Co Ltd	302
747,000		Taiwan Fertilizer Co Ltd	1,188
30,897		Taiyo Nippon Sanso Corp	238
457,497	e	Takeda Pharmaceutical Co Ltd	23,846
21,895	e	Tanabe Seiyaku Co Ltd	330
181,800	e	Tenma Corp	2,762
385,409	e	Teva Pharmaceutical Industries Ltd (ADR)	16,407
357,689	e*	Theravance, Inc	4,432
576,500	e	Tokai Carbon Co Ltd	2,433
23,693		Tokuyama Corp	201
130,521	e	Toray Industries, Inc	664
54,647	e	Tosoh Corp	135
63,100	e	Tsumura & Co	2,342
96,260	e	UBE Industries Ltd	270
19,709		UCB S.A.	638
28,611	e*	Vertex Pharmaceuticals, Inc	869
3,419		Wacker Chemie AG.	366
156,461	e*	Warner Chilcott Ltd (Class A)	2,269
64,964	*	Watson Pharmaceuticals, Inc	1,726
1,577,673		Wyeth	59,178
36,131	e	Yara International ASA	795
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,267,864

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
COAL MINING - 0.18%
16,078	*	Alpha Natural Resources, Inc	$260
29,422		Arch Coal, Inc	479
593,313	e	Centennial Coal Co Ltd	1,374
6,958,847		China Coal Energy Co	5,540
34,809		Consol Energy, Inc	995
451,448	e	Gloucester Coal Ltd	1,221
210,003		Peabody Energy Corp	4,778
5,526,761		PT Bumi Resources Tbk	466
73,125	e	Sasol Ltd (ADR)	2,218
		TOTAL COAL MINING	17,331

COMMUNICATIONS - 6.12%
653,089		Advanced Info Service PCL	1,474
139,235	*	American Tower Corp (Class A)	4,082
2,354,351		AT&T, Inc	67,099
110,507		BCE, Inc	2,249
100,013	e	Belgacom S.A.	3,799
59,451	e	Brasil Telecom Participacoes S.A. (ADR)	2,297
220,044		British Sky Broadcasting plc	1,519
16,107,142		BT Group plc	31,310
487,258		Cable & Wireless plc	1,096
65,482	e	Cablevision Systems Corp (Class A)	1,103
86,226	e	Carphone Warehouse Group plc	111
142,700		CBS Corp (Class B)	1,169
11,515	e	CenturyTel, Inc	315
269,500		China Mobile Hong Kong Ltd	2,705
3,384,130		Chunghwa Telecom Co Ltd	5,517
1,591,898		Comcast Corp (Class A)	26,871
113,307		Comcast Corp (Special Class A)	1,830
94,519	*	Crown Castle International Corp	1,662
1,797,382		Deutsche Telekom AG.	27,175
503,657	e*	DIRECTV Group, Inc	11,539
351,810	*	DISH Network Corp (Class A)	3,902
28,273	e	Elisa Oyj (Series A)	492
96,727		Embarq Corp	3,478
18,151	e	Eutelsat Communications	426
813,787		France Telecom S.A.	22,579
55		Fuji Television Network, Inc	79
116,470		Globe Telecom, Inc	1,899
502,906		Hellenic Telecommunications Organization S.A.	8,319
2,868	e	Hikari Tsushin, Inc	54
161,195		Hutchison Telecommunications International Ltd	43
102,825	e*	IAC/InterActiveCorp	1,617
2,560		Iliad Sa	221
694,859		ITV plc	397
267	e	Jupiter Telecommunications Co	278
2,665	e	KDDI Corp	19,029
315,927	e*	Level 3 Communications, Inc	221
31,211	e*	Liberty Global, Inc (Class A)	497
16,984	e*	Liberty Global, Inc (Series C)	258
141,221	*	Liberty Media Corp - Entertainment (Series A)	2,469
113,278	*	Liberty Media Holding Corp (Interactive A)	353
13,079		M6-Metropole Television	252
74,604	e	Manitoba Telecom Services, Inc	2,174
151,084	e	Mediaset S.p.A.	871
32,666	*	MetroPCS Communications, Inc	485

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
5,847		Mobistar S.A.	$420
10,966	e	Modern Times Group AB (B Shares)	240
39,583	*	NII Holdings, Inc (Class B)	720
6,241	v	Nippon Telegraph & Telephone Corp	32,220
4,708	e	NTT DoCoMo, Inc	9,267
13,249,985	*	Paxys, Inc	172
361,226	e	PCCW Ltd	172
114,336		Philippine Long Distance Telephone Co (ADR)	5,368
118,991	e	Portugal Telecom SGPS S.A.	1,004
2,334	e	ProSiebenSat.1 Media AG.	8
41,974	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	216
455,003	e	Qwest Communications International, Inc	1,656
207,717	e	Rogers Communications, Inc (Class B)	6,157
1,441,470		Royal KPN NV	20,799
17,763	e	Scripps Networks Interactive (Class A)	391
58,866		SES Global S.A.	1,131
601,087	e	Seven Network Ltd	2,975
143,705	e	Shaw Communications, Inc (B Shares)	2,516
3,834,508		Singapore Telecommunications Ltd	6,787
24,549	e	Societe Television Francaise 1	356
878,103	*	Sprint Nextel Corp	1,607
2,176,000		StarHub Ltd	2,930
4,416		Swisscom AG.	1,432
2,492,923		Taiwan Mobile Co Ltd	3,699
201,963		Tele Norte Leste Participacoes S.A.(ADR)	2,811
60,486	e	Tele2 AB (B Shares)	547
153,897		Telecom Corp of New Zealand Ltd	206
1,954,824	e	Telecom Italia S.p.A.	3,216
1,185,911		Telecom Italia S.p.A.	1,350
80,000		Telefonica O2 Czech Republic A.S.	1,841
1,936,530		Telefonica S.A.	43,711
1,351,711		Telekom Austria AG.	19,668
3,430,700		Telekom Malaysia BHD	3,054
161,763	e	Telenor ASA	1,091
42,456		Telephone & Data Systems, Inc	1,348
763		Telephone & Data Systems, Inc	21
28,177		Television Broadcasts Ltd	92
434,965		TeliaSonera AB	2,190
1,560,884		Telstra Corp Ltd	4,168
60,435		TELUS Corp	1,709
24,899		TELUS Corp	750
148,744	e	Time Warner Cable, Inc (Class A)	3,191
5,400		Tokyo Broadcasting System, Inc	82
1,206,982		Verizon Communications, Inc	40,917
390,792	*	Viacom, Inc (Class B)	7,448
374,023		Vivendi Universal S.A.	12,096
32,123,314		Vodafone Group plc	64,198
280,445		Vodafone Group plc (ADR)	5,732
164,799		Windstream Corp	1,516
		TOTAL COMMUNICATIONS	590,511

DEPOSITORY INSTITUTIONS - 9.34%
38,083		77 Bank Ltd	207
169,055		Allied Irish Banks plc	407
73,505		Alpha Bank S.A.	685
1,438,596		AMMB Holdings BHD	1,027

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
147,992		Anglo Irish Bank Corp plc	$35
72,000		Aozora Bank Ltd	68
18,879	e	Associated Banc-Corp	395
1,581,717	e	Australia & New Zealand Banking Group Ltd	16,861
145,935	e	Banca Carige S.p.A.	355
3,175,558		Banca Intesa S.p.A.	11,536
177,200		Banca Intesa S.p.A.	458
444,838	e	Banca Monte dei Paschi di Siena S.p.A.	971
79,666	e	Banca Popolare di Milano	479
118,369	e	Banche Popolari Unite Scpa	1,736
1,260,841	e	Banco Bilbao Vizcaya Argentaria S.A.	15,622
8,761	e	Banco BPI S.A.	21
263,391		Banco Bradesco S.A. (ADR)	2,600
468,361	e*	Banco Comercial Portugues S.A.	531
93		Banco de Oro Universal Bank	-	^
178,818	e	Banco de Sabadell S.A.	1,224
34,617		Banco de Valencia S.A.	370
154,954		Banco do Brasil S.A.	975
44,017		Banco Espirito Santo S.A.	409
126,129		Banco Popolare Scarl	894
152,700	e	Banco Popular Espanol S.A.	1,324
6,844,882	e	Banco Santander Central Hispano S.A.	66,126
1,803,360		Bank of America Corp	25,391
1,679,304	e	Bank of East Asia Ltd	3,510
475,177		Bank of India	2,800
195,837		Bank of Ireland	227
30,039	e	Bank of Kyoto Ltd	337
220,195		Bank of Montreal	5,574
1,089,465		Bank of New York Mellon Corp	30,865
410,844	e	Bank of NOVA Scotia	11,086
55,609		Bank of Okinawa Ltd	2,268
225,408	e	Bank of the Ryukyus Ltd	2,224
120,150	e	Bank of Yokohama Ltd	709
51,394	e	Bankinter S.A.	465
4,454,787		Barclays plc	9,825
153,677	e	BB&T Corp	4,220
25,678	e	Bendigo Bank Ltd	197
898,325	e	BNP Paribas	37,774
435,948		BOC Hong Kong Holdings Ltd	494
158,110		Canadian Imperial Bank of Commerce/Canada	6,543
74,635		Chiba Bank Ltd	467
21,000		China Citic Bank	7
916,500	e	China Merchants Bank Co Ltd	1,698
17,000	e	Chugoku Bank Ltd	263
1,853,153		Citigroup, Inc	12,435
30,003		Comerica, Inc	596
168,553	e	Commerzbank AG.	1,601
934,970	e,m	Commonwealth Bank of Australia	18,839
78,550	v*	Commonwealth Bank of Australia	1,583
30,714		Credicorp Ltd	1,534
172,428		Credit Agricole S.A.	1,917
87,830	e	Danske Bank AS	885
557,552	e	DBS Group Holdings Ltd	3,258
278,776	m,v*	DBS Group Holdings Ltd	580
103,671	e	Deutsche Bank AG.	4,100
16,273	e	Deutsche Postbank AG.	352

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
103,308	e	Dexia	$460
143,664	e	DNB NOR Holding ASA	570
61,339		EFG Eurobank Ergasias S.A.	486
9,782	e	EFG International	175
36,629	e	Erste Bank der Oesterreichischen Sparkassen AG.	853
94,558	e	Fifth Third Bancorp	781
800,000		FirstRand Ltd	1,394
457,527	m,v*	Fortis	-	^
428,930		Fortis	554
6,125,625		Fuhwa Financial Holdings Co Ltd	2,744
75,489	e	Fukuoka Financial Group, Inc	330
38,160	e	Gunma Bank Ltd	244
41,000	e	Hachijuni Bank Ltd	236
64,193		Hang Seng Bank Ltd	842
20,897		HDFC Bank Ltd	428
56,000	e	Hiroshima Bank Ltd	245
115,763		Hokuhoku Financial Group, Inc	274
3,744,069		HSBC Holdings plc	35,636
419,047		Hudson City Bancorp, Inc	6,688
54,562	e	Huntington Bancshares, Inc	418
1,619		ICICI Bank Ltd	15
232,886	e	ICICI Bank Ltd (ADR)	4,483
367,736		ING Groep NV	4,047
80,081		Investec plc	328
24,000	e	Iyo Bank Ltd	299
68,338	e	Joyo Bank Ltd	389
1,921,293		JPMorgan Chase & Co	60,578
244,508	e	Julius Baer Holding AG.	9,476
10,623	e*	Jyske Bank	248
1,521,931		Kasikornbank PCL	1,996
91,305		Keycorp	778
481,931	v*	Lloyds TSB Group plc	-	^
1,108,654		Lloyds TSB Group plc	2,008
9,942	e	M&T Bank Corp	571
33,172	e	Marshall & Ilsley Corp	452
97,476	e	Mediobanca S.p.A.	1,002
7,967,763	e	Mitsubishi UFJ Financial Group, Inc	50,079
91,750		Mitsui Trust Holdings, Inc	451
4,900	e,v	Mizuho Financial Group, Inc	13,930
166,000	e	Mizuho Trust & Banking Co Ltd	211
407,417		National Australia Bank Ltd	5,928
66,460		National Bank of Canada	1,685
95,374		National Bank of Greece S.A.	1,750
195,887	e	National City Corp	355
144,777		Natixis	252
59,885	e	New York Community Bancorp, Inc	716
78,045		Nishi-Nippon City Bank Ltd	227
402,260		Nordea Bank AB	2,867
32,688		Northern Trust Corp	1,704
21,115		OKO Bank (Class A)	294
545,614		Oversea-Chinese Banking Corp	1,890
98,392		People's United Financial, Inc	1,754
62,935		Piraeus Bank S.A.	560
83,161	e	PNC Financial Services Group, Inc	4,075
10,650	e	Raiffeisen International Bank Holding AG.	296
121,019		Regions Financial Corp	963

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
502	e,v	Resona Holdings, Inc	$743
551,700	e	Royal Bank of Canada	16,133
57,109		Royal Bank of Scotland Group plc	38
17,071,637		Royal Bank of Scotland Group plc	12,125
33	v	Sapporo Hokuyo Holdings, Inc	127
32		SEVEN BANK Ltd	122
116,320	e	Shinsei Bank Ltd	184
58,727	e	Shizuoka Bank Ltd	682
1,353,476		Siam Commercial Bank PCL	1,907
89,871	e	Skandinaviska Enskilda Banken AB (Class A)	725
718,024	e	Societe Generale	35,931
112,444	*	Sovereign Bancorp, Inc	335
178,997		State Street Corp	7,040
3,557	e,v	Sumitomo Mitsui Financial Group, Inc	14,754
139,488	e	Sumitomo Trust & Banking Co Ltd	825
79,789		Suncorp-Metway Ltd	467
168,062		SunTrust Banks, Inc	4,965
696,689	e	Suruga Bank Ltd	6,921
89,206		Svenska Handelsbanken (A Shares)	1,475
10,000	m,v*	Swedbank AB	-	^
70,256	e	Swedbank AB (A Shares)	415
1,750	e	Sydbank AS	22
33,219	e	Synovus Financial Corp	276
328,558	e	TCF Financial Corp	4,488
13,400	e	TFS Financial Corp	173
335,182	e	Toronto-Dominion Bank	11,797
3,707,907		UBS AG.	53,948
13,276,518	e	UniCredito Italiano S.p.A	33,756
241,741	e	United Overseas Bank Ltd	2,168
794,788		US Bancorp	19,878
516,082	e	Wachovia Corp	2,859
24,542	b	Washington Mutual, Inc	1
3,580,200		Wells Fargo & Co	105,544
392,257		Western Union Co	5,625
358,677	e	Westpac Banking Corp	4,244
17,626	e	Wing Hang Bank Ltd	102
23,000		Yamaguchi Financial Group, Inc	259
15,927	e	Zions Bancorporation	390
		TOTAL DEPOSITORY INSTITUTIONS	901,399

EATING AND DRINKING PLACES - 1.35%
3,006,000		Ajisen China Holdings Ltd	1,400
20,134	e	Autogrill S.p.A.	154
14,416,558		Compass Group plc	71,302
398,808	e	Darden Restaurants, Inc	11,239
14,453		Enterprise Inns plc	12
617,460		McDonald's Corp	38,400
11,440	e	Mitchells & Butlers plc	26
42,916		Onex Corp	633
7,559		Punch Taverns plc	6
18,827	e	Sodexho Alliance S.A.	1,036
35,201	e	Tim Hortons, Inc	1,015
39,156		Whitbread plc	516
158,696		Yum! Brands, Inc	4,999
		TOTAL EATING AND DRINKING PLACES	130,738

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
EDUCATIONAL SERVICES - 0.07%
40,712	*	Apollo Group, Inc (Class A)	$3,119
74,482	e	Benesse Corp	3,260
109,743		CAE, Inc	720
		TOTAL EDUCATIONAL SERVICES	7,099

ELECTRIC, GAS, AND SANITARY SERVICES - 5.13%
244,110		A2A S.p.A.	439
192,702	*	AES Corp	1,588
37,209		AGL Energy Ltd	396
31,811		Allegheny Energy, Inc	1,077
22,484		Alliant Energy Corp	656
39,446		Ameren Corp	1,312
127,260		American Electric Power Co, Inc	4,235
178,845	e	American Water Works Co, Inc	3,734
21,465		Aqua America, Inc	442
2,619	e	Bkw Fmb Energie AG	253
199,563		British Energy Group plc	2,219
31,756		Canadian Utilities Ltd	1,042
92,134		Centerpoint Energy, Inc	1,163
4,327,321		Centrica plc	16,549
39,821		CEZ	1,694
1,564,000	e	China Resources Power Holdings Co	3,007
359,861		Chubu Electric Power Co, Inc	10,961
110,200		Chugoku Electric Power Co, Inc	2,902
171,521		CLP Holdings Ltd	1,164
87,053	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,108
94,127		Companhia Energetica de Minas Gerais	1,282
226,338		Companhia Paranaense de Energia	2,329
51,632	e	Consolidated Edison, Inc	2,010
918,823	e	Constellation Energy Group, Inc	23,053
28,053		Contact Energy Ltd	120
132,016		Dominion Resources, Inc	4,731
256,225		Drax Group plc	2,067
79,213		DTE Energy Co	2,826
1,517,159		DUET Group	1,830
283,844		Duke Energy Corp	4,260
683,163	e*	Dynegy, Inc (Class A)	1,366
1,365,690		E.ON AG.	53,627
99,938		Edison International	3,210
35,859	*	EDP Renovaveis S.A.	249
122,312		El Paso Corp	958
83,239		Electric Power Development Co	3,272
413,816	e	Electricite de France	23,872
163,660		Eletropaulo Metropolitana de Sao Paulo S.A.	1,790
33,863		Enagas	748
146,460	e	Enbridge, Inc	4,693
832,447		Enel S.p.A.	5,362
10,639		Energen Corp	312
358,443		Energias de Portugal S.A.	1,343
54,679		Entergy Corp	4,545
308,187		Exelon Corp	17,138
242,465		FirstEnergy Corp	11,779
65,728		Fortis, Inc	1,309
157,401		Fortum Oyj	3,421
183,687		FPL Group, Inc	9,245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
22,167	e	Gas Natural SDG S.A.	$603
1,130,754	e	Gaz de France	55,524
18,703	e	Hokkaido Electric Power Co, Inc	473
17,300		Hokuriku Electric Power Co	489
335,515	e	Hong Kong & China Gas Ltd	507
850,364		Hong Kong Electric Holdings Ltd	4,773
13,662,000	e	Huadian Power International Co	3,261
640,747	*	Iberdrola Renovables	2,793
672,756		Iberdrola S.A.	6,271
15,377	e	Integrys Energy Group, Inc	661
290,587		International Power plc	1,004
155,453		Kansai Electric Power Co, Inc	4,503
37,260		Kyushu Electric Power Co, Inc	989
23,902		MDU Resources Group, Inc	516
99,031	*	Mirant Corp	1,869
480,543		National Grid plc	4,726
56,425		NiSource, Inc	619
318,491	e*	NRG Energy, Inc	7,430
172,425	e*	Ocean Power Technologies, Inc	1,154
15,031	e	Oest Elektrizitatswirts AG. (Class A)	695
19,453		Oneok, Inc	566
193,125	e	Osaka Gas Co Ltd	893
39,911		Pepco Holdings, Inc	709
114,541	e	PG&E Corp	4,434
20,698		Pinnacle West Capital Corp	665
209,132		PPL Corp	6,418
71,139	e	Progress Energy, Inc	2,835
21,510		Public Power Corp	345
484,157		Public Service Enterprise Group, Inc	14,123
218,777		Questar Corp	7,152
21,283		Red Electrica de Espana	1,085
152,470	*	Reliant Energy, Inc	881
733,640		Republic Services, Inc	18,187
88,581		RWE AG.	7,868
3,757		RWE AG.	284
21,037		SCANA Corp	749
167,570		Scottish & Southern Energy plc	2,932
103,737		Sempra Energy	4,422
45,823		Severn Trent plc	789
17,800	e	Shikoku Electric Power Co, Inc	600
503,651		Snam Rete Gas S.p.A.	2,813
160,962		Southern Co	5,956
23,122	*	Stericycle, Inc	1,204
51,245	e*	Suez Environnement S.A.	858
232,743		Terna Rete Elettrica Nazionale S.p.A.	768
47,000	e	Toho Gas Co Ltd	310
42,063	e	Tohoku Electric Power Co, Inc	1,138
760,028	e	Tokyo Electric Power Co, Inc	25,371
1,933,838	e	Tokyo Gas Co Ltd	9,802
82,396		TransAlta Corp	1,622
148,254	e	Union Fenosa S.A.	3,715
149,164		United Utilities Group plc	1,344
71,229	e	Veolia Environnement	2,198
272,296		Waste Management, Inc	9,024
168,099		Williams Cos, Inc	2,434
22,119	e	Wisconsin Energy Corp	929

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
81,705		Xcel Energy, Inc	$1,516
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	495,487

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.89%
424,400	e	ABB Ltd	6,472
94,785	e*	Advanced Micro Devices, Inc	205
454,296	e*	Alcatel S.A.	968
18,914		Alps Electric Co Ltd	93
42,165	e	Altera Corp	705
21,291		Ametek, Inc	643
82,176		Amphenol Corp (Class A)	1,971
40,610		Analog Devices, Inc	772
461,711	*	Apple Computer, Inc	39,407
3,142,926		Asustek Computer, Inc	3,524
23,585	*	Avnet, Inc	429
130,757	*	Broadcom Corp (Class A)	2,219
348,213	e*	Celestica, Inc	1,605
3,812,537	*	Cisco Systems, Inc	62,144
123,028		Cooper Industries Ltd (Class A)	3,596
11,495	e*	Dolby Laboratories, Inc (Class A)	377
43,641		Eaton Corp	2,169
12,008	e*	Elpida Memory, Inc	74
98,030	e*	Energizer Holdings, Inc	5,307
573,671	e	Ericsson (LM) (B Shares)	4,472
31,198	e*	First Solar, Inc	4,304
160,212	*	Flextronics International Ltd	410
205,728	e*	Foxconn International Holdings Ltd	68
61,822	e	Fuji Electric Holdings Co Ltd	93
33,630		Gamesa Corp Tecnologica S.A.	613
57,901	e*	Gemalto NV	1,441
4,640,618		General Electric Co	75,178
1,971,502		Geodesic Information Systems Ltd	2,820
466,071	*	GVK Power & Infrastructure Ltd	213
150,700	e	Hamamatsu Photonics KK	2,889
19,022		Harris Corp	724
3,163	e	Hirose Electric Co Ltd	320
11,352		Hitachi Chemical Co Ltd	118
7,600		Hitachi High-Technologies Corp	122
654,548		Hitachi Ltd	2,540
1,073,778		Hon Hai Precision Industry Co, Ltd	2,101
40,631	e	Hoya Corp	710
13,172	e	Ibiden Co Ltd	273
148,044	e*	Infineon Technologies AG.	199
2,550,567		Intel Corp	37,391
3,586		Intersil Corp (Class A)	33
16,609	e*	JDS Uniphase Corp	61
199,348		Koninklijke Philips Electronics NV	3,832
15,938	e	Kyocera Corp	1,154
134,693		L-3 Communications Holdings, Inc	9,938
14,343	e	Legrand S.A.	272
63,139	e	Linear Technology Corp	1,397
203,528	e*	LSI Logic Corp	670
3,530	e	Mabuchi Motor Co Ltd	146
148,100	*	Marvell Technology Group Ltd	988
669,982	e	Matsushita Electric Industrial Co Ltd	8,236
36,956		Matsushita Electric Works Ltd	330

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
145,827		Maxim Integrated Products, Inc	$1,665
65,205	*	MEMC Electronic Materials, Inc	931
35,393	e	Microchip Technology, Inc	691
458,232	e*	Micron Technology, Inc	1,210
13,690		Millicom International Cellular S.A.	647
39,900	e	Minebea Co Ltd	138
1,899,884		Mitsubishi Electric Corp	11,906
9,041		Mitsumi Electric Co Ltd	158
554,482		Motorola, Inc	2,456
20,956	e	Murata Manufacturing Co Ltd	822
283,661		National Semiconductor Corp	2,857
4,017	e*	NEC Electronics Corp	38
695,231	*	NetApp, Inc	9,712
18,988	e	NGK Spark Plug Co Ltd	153
10,706	e	Nidec Corp	419
16,177	e	Nitto Denko Corp	310
1,788,619	e	Nokia Oyj	28,068
12,407	e*	Nortel Networks Corp	3
340,918	*	Nvidia Corp	2,751
20,111		Omron Corp	270
4,473	e	Pioneer Corp	8
10,442	e*	Q-Cells AG.	390
60,000	*	QLogic Corp	806
1,025,541		Qualcomm, Inc	36,745
1,793,230		Quanta Computer, Inc	1,891
213,653	e*	Renewable Energy Corp AS	2,047
210,968	*	Research In Motion Ltd	8,459
606,595	e	Ricoh Co Ltd	7,775
9,844	e	Rohm Co Ltd	497
6,964		Samsung Electronics Co Ltd	2,539
163,755	e*	Sanyo Electric Co Ltd	306
226,739	e*	SGL Carbon AG.	7,607
97,803	e	Sharp Corp	705
7,800	e	Shinko Electric Industries	64
215,869	e*	Sirius XM Radio, Inc	26
452,454		Smiths Group plc	5,757
47,673,611	e	Solomon Systech International Ltd	1,101
370,688	e	Sony Corp	8,108
16,535		Stanley Electric Co Ltd	175
134,112		STMicroelectronics NV	891
14,076		Sumco Corp	179
8,010	e*	Sunpower Corp (Class A)	296
1,508,000		Taiwan Semiconductor Manufacturing Co Ltd	2,040
391,754		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,095
12,066	e	TDK Corp	446
462,528		Texas Instruments, Inc	7,179
7,100		Toyota Boshoku Corp	58
112,645		Tyco Electronics Ltd	1,826
365,145	e	Ushio, Inc	4,825
14,299	e	Whirlpool Corp	591
39,062	e	Xilinx, Inc	696
26,384	e	Yaskawa Electric Corp	107
1,245,000	e	ZTE Corp	3,260
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	472,436

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
ENGINEERING AND MANAGEMENT SERVICES - 0.64%
340,631		Accenture Ltd (Class A)	$11,169
324,710	e	Aeon Mall Co Ltd	6,277
21,034	e*	Amylin Pharmaceuticals, Inc	228
1,058		Bilfinger Berger AG.	57
27,144	e	Cap Gemini S.A.	1,038
117,684		Capita Group plc	1,249
108,157	*	Celgene Corp	5,979
85,639		Fluor Corp	3,843
11,450		Fugro NV	326
83,584		Groupe Aeroplan, Inc	588
66,683	*	Hewitt Associates, Inc (Class A)	1,892
23,255	*	Jacobs Engineering Group, Inc	1,118
205,142	e	JGC Corp	3,070
111,791	e	KBR, Inc	1,699
126,262	*	McDermott International, Inc	1,247
52,316	e	Moody's Corp	1,051
39,400	e	NPC, Inc	2,008
62,437	e	Paychex, Inc	1,641
31,360		Quest Diagnostics, Inc	1,628
36,026	*	SAIC, Inc	702
93,811		SembCorp Industries Ltd	151
310,006		Serco Group plc	2,008
475,314	e*	Shaw Group, Inc	9,730
62,728	e	SNC-Lavalin Group, Inc	2,017
10,649		Strabag SE	249
105,464		WorleyParsons Ltd	1,039
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	62,004

FABRICATED METAL PRODUCTS - 0.38%
772,890		Amcor Ltd	3,125
18,754		Ball Corp	780
514,000	*	Crown Holdings, Inc	9,869
7,750		Geberit AG.	838
17,000	e	Hitachi Metals Ltd	79
311,901		Illinois Tool Works, Inc	10,932
26,139		JS Group Corp	404
114,944		Parker Hannifin Corp	4,890
42,445		Pentair, Inc	1,005
123,530		Rexam plc	623
8,104		Salzgitter AG.	630
52,000		Snap-On, Inc	2,048
35,493	e	Ssab Svenskt Stal AB (Series A)	315
17,094		Ssab Svenskt Stal AB (Series B)	142
33,520	e	Stanley Works	1,143
15,767		Toyo Seikan Kaisha Ltd	273
		TOTAL FABRICATED METAL PRODUCTS	37,096

FOOD AND KINDRED PRODUCTS - 4.73%
64,337	e	Ajinomoto Co, Inc	702
56,720	*	Anheuser-Busch InBev NV	-	^
451,088		Archer Daniels Midland Co	13,005
12,028	*	Aryzta AG.	386
735,522	e	Asahi Breweries Ltd	12,717
69,392		Associated British Foods plc	728
148,868	e	Bunge Ltd	7,707
78		C&C Group plc	-	^

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
261,322		Cadbury plc	$2,275
65,161		Campbell Soup Co	1,955
204,700	e	Carlsberg AS (Class B)	6,692
31,125		Coca Cola Hellenic Bottling Co S.A.	450
496,058		Coca-Cola Amatil Ltd	3,178
1,214,822		Coca-Cola Co	54,995
181,933		Coca-Cola Enterprises, Inc	2,189
6,071	e	Coca-Cola West Japan Co Ltd	131
139,619		ConAgra Foods, Inc	2,304
39,405	*	Constellation Brands, Inc (Class A)	621
85,000		Corn Products International, Inc	2,452
119,781	e	CSR Ltd	147
491,017		Diageo plc	6,784
71,994	*	Dr Pepper Snapple Group, Inc	1,170
209,551		General Mills, Inc	12,730
482,000	e	Golden Agri-Resources Ltd	79
332,059	e	Groupe Danone	19,931
100,693		H.J. Heinz Co	3,786
21,600	*	Hansen Natural Corp	724
47,704		Heineken NV	1,452
62,998	e	Hershey Co	2,189
11,320		Hormel Foods Corp	352
92,172		InBev NV	2,124
7,137	e	Ito En Ltd	105
63,004		J.M. Smucker Co	2,732
33,494	e	Kaneka Corp	214
94,951		Kellogg Co	4,164
26,501		Kerry Group plc (Class A)	483
492,902		Kirin Brewery Co Ltd	6,553
611,131		Kraft Foods, Inc (Class A)	16,409
18		Lindt & Spruengli AG.	387
167	e	Lindt & Spruengli AG.	312
28,588	e	Lion Nathan Ltd	164
21,967	e	McCormick & Co, Inc	700
28,630		Meiji Dairies Corp	154
23,296		Molson Coors Brewing Co (Class B)	1,140
2,702,945		Nestle S.A.	107,032
17,357		Nippon Meat Packers, Inc	264
17,589	e	Nisshin Seifun Group, Inc	232
8,171		Nissin Food Products Co Ltd	285
115,298	e	Olam International Ltd	92
315,250		Parmalat S.p.A.	529
64,847		Pepsi Bottling Group, Inc	1,460
1,283,657		PepsiCo, Inc	70,306
31,774	e	Pernod-Ricard S.A.	2,340
4,705,884	e	Petra Foods Ltd	1,241
11,456	*	Ralcorp Holdings, Inc	669
74,011		Reynolds American, Inc	2,983
174,651		SABMiller plc	2,920
4,444,000		San Miguel Brewery, Inc	788
602,855	e	Sapporo Holdings Ltd	3,818
60,453	e	Saputo, Inc	1,086
134,608	e	Sara Lee Corp	1,318
60,000	e*	Smithfield Foods, Inc	844
69,704	e	Swire Pacific Ltd (Class A)	480
516,318		Tate & Lyle plc	2,975

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
101,099		Toyo Suisan Kaisha Ltd	$2,913
56,007		Tyson Foods, Inc (Class A)	491
2,229,212		Unilever plc	50,608
1,354,000	e	Wilmar International Ltd	2,622
9,426	e	Yakult Honsha Co Ltd	202
12,918		Yamazaki Baking Co Ltd	199
		TOTAL FOOD AND KINDRED PRODUCTS	456,169

FOOD STORES - 1.26%
58,863		Alimentation Couche Tard, Inc	688
122,027	e	Carrefour S.A.	4,668
3,232	e	Colruyt S.A.	691
19,797		Delhaize Group	1,216
10,396	*	Empire Co Ltd	410
5,655	e	FamilyMart Co Ltd	245
21,559		George Weston Ltd	1,047
128,955		Goodman Fielder Ltd	120
203,861		J Sainsbury plc	963
39,200		Jeronimo Martins SGPS S.A.	216
13,766		Kesko Oyj (B Shares)	347
454,442		Koninklijke Ahold NV	5,553
629,119		Kroger Co	16,615
214,311	e	Lawson, Inc	12,360
45,969	e	Loblaw Cos Ltd	1,302
124,853		Safeway, Inc	2,968
411,436	e	Seven & I Holdings Co Ltd	14,142
483,478		Shoprite Holdings Ltd	2,772
22,755	e	Sonae SPGS S.A.	14
139,162	*	Starbucks Corp	1,316
61,960		Supervalu, Inc	905
7,006,796	*	Taiwan TEA Corp	2,583
8,001,375		Tesco plc	41,414
10,269,000		Want Want China Holdings Ltd	4,253
25,317	e	Whole Foods Market, Inc	239
470,753		WM Morrison Supermarkets plc	1,897
141,645		Woolworths Ltd	2,634
		TOTAL FOOD STORES	121,578

FORESTRY - 0.04%
113,035		Weyerhaeuser Co	3,460
		TOTAL FORESTRY	3,460

FURNITURE AND FIXTURES - 0.06%
169,220		Johnson Controls, Inc	3,073
50,000	e*	Kinetic Concepts, Inc	959
33,961	e	Leggett & Platt, Inc	516
108,207	e	Masco Corp	1,204
		TOTAL FURNITURE AND FIXTURES	5,752

FURNITURE AND HOME FURNISHINGS STORES - 0.21%
49,719	e*	Bed Bath & Beyond, Inc	1,264
332,779	e	Best Buy Co, Inc	9,355
29,543	*	GameStop Corp (Class A)	640
51,622	e	Harvey Norman Holdings Ltd	95
3,773	e	Nitori Co Ltd	294
290,700		RadioShack Corp	3,471

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
7,144	e	Williams-Sonoma, Inc	$56
76,011	e	Yamada Denki Co Ltd	5,313
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	20,488

GENERAL BUILDING CONTRACTORS - 0.53%
87,505	e	ACS Actividades Cons y Servicios S.A.	4,063
2,318,920		AMEC plc	16,428
85,840		Balfour Beatty plc	406
17,128	e	Berkeley Group Holdings plc	215
56,558		Centex Corp	602
44,661		Cheung Kong Infrastructure Holdings Ltd	168
7,843		Daito Trust Construction Co Ltd	412
371,840		Daiwa House Industry Co Ltd	3,646
86,270	e	DR Horton, Inc	610
5,714	e	Eiffage S.A.	297
48,641		Fletcher Building Ltd	163
140,407		Haseko Corp	150
8,874		Hochtief AG.	458
84,104	e	Kajima Corp	296
30,505	e	Lend Lease Corp Ltd	153
9,880	e	Lennar Corp (Class A)	86
14,013		Leopalace21 Corp	142
55,000		MDC Holdings, Inc	1,666
9,716	e*	NVR, Inc	4,433
58,977	e	Obayashi Corp	352
8,169		Persimmon plc	27
106,273	e	Pulte Homes, Inc	1,162
49,474	*	Puravankara Projects Ltd	50
55,000	e	Ryland Group, Inc	972
17,866	e	Sacyr Vallehermoso S.A.	162
42,271	e	Sekisui Chemical Co Ltd	264
43,826		Sekisui House Ltd	387
57,452	e	Shimizu Corp	337
74,298		Skanska AB (B Shares)	762
73,575		Sobha Developers Ltd	159
105,136	e	Taisei Corp	290
30,586		Taylor Woodrow plc	6
40,107	*	Toll Brothers, Inc	859
253,271		Vinci S.A.	10,562
3,610	e	YIT Oyj	23
		TOTAL GENERAL BUILDING CONTRACTORS	50,768

GENERAL MERCHANDISE STORES - 1.45%
62,901	e	Aeon Co Ltd	633
167,642	e*	Big Lots, Inc	2,429
111,294	e*	BJ's Wholesale Club, Inc	3,813
255,765		Costco Wholesale Corp	13,428
107,200	e	Don Quijote Co Ltd	2,137
131,274		Family Dollar Stores, Inc	3,422
311,838	e	Isetan Mitsukoshi Holdings Ltd	2,691
48,728	e	J Front Retailing Co Ltd	202
32,803	e	JC Penney Co, Inc	646
56,386	e	Keio Corp	339
159,914	e	Kintetsu Corp	736
66,500		Lifestyle International Holdings Ltd	67
1,218,728	e	Macy's, Inc	12,614

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,209,588		Marks & Spencer Group plc	$3,735
25,109	e	Marui Co Ltd	147
302,263	e	Next plc	4,698
61,105	e	Odakyu Electric Railway Co Ltd	538
15,126	e	PPR	980
40,500		Ryohin Keikaku Co Ltd	1,923
14,034	e*	Sears Holdings Corp	546
186,950		SM Investments Corp	770
32,162	e	Takashimaya Co Ltd	244
339,547	e	Target Corp	11,724
301,491		TJX Cos, Inc	6,202
79,521	e	Tobu Railway Co Ltd	475
111,146		Tokyu Corp	560
19,220	e	UNY Co Ltd	213
1,139,743		Wal-Mart Stores, Inc	63,894
		TOTAL GENERAL MERCHANDISE STORES	139,806

HEALTH SERVICES - 0.54%
31,282		AmerisourceBergen Corp	1,116
3,492,000	v	Bangkok Dusit Medical Service PCL	1,829
1,832,400	v	Bumrungrad Hospital PCL	1,129
12,018	e*	Covance, Inc	553
29,690	*	Coventry Health Care, Inc	442
145,938	*	DaVita, Inc	7,234
101,156	*	Express Scripts, Inc	5,562
94,354		Fraser and Neave Ltd	193
36,951	e	Fresenius Medical Care AG.	1,699
508,718	*	Healthsouth Corp	5,576
32,278	e*	Laboratory Corp of America Holdings	2,079
90,535	e*	Lincare Holdings, Inc	2,438
178,065		McKesson Corp	6,896
52,720	*	MDS, Inc	322
214,365	*	Medco Health Solutions, Inc	8,984
83,880	e	Mindray Medical International Ltd (ADR) (Class A)	1,510
36,600		Omnicare, Inc	1,016
86,867	e	Parkway Holdings Ltd	75
15,003		Pharmaceutical Product Development, Inc	435
201,534	e	Ramsay Health Care Ltd	1,461
195,575		Sonic Healthcare Ltd	1,985
		TOTAL HEALTH SERVICES	52,534

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.21%
52,763	e	Abertis Infraestructuras S.A.	946
5,684		Acciona S.A.	723
83,075		Boskalis Westminster	1,917
192,842	e	Bouygues S.A.	8,095
9,597	e	Fomento de Construcciones y Contratas S.A.	319
42,583	*	Foster Wheeler Ltd	996
12,460	e	Grupo Ferrovial S.A.	348
213,031		Saipem S.p.A.	3,633
987,158	e	Transurban Group	3,716
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	20,693

HOLDING AND OTHER INVESTMENT OFFICES - 3.68%
75,992		3i Group plc	297
649,000	e	Allco Commercial Real Estate Investment Trust	106

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
4,946	e	Allied Capital Corp	$13
20,429		AMB Property Corp	478
335,971	e	Annaly Mortgage Management, Inc	5,332
32,175	e	Apartment Investment & Management Co (Class A)	372
44,841		ARC Energy Trust	730
97,007	e	Ascendas Real Estate Investment Trust	92
26,658	e	AvalonBay Communities, Inc	1,615
2,840	*	Berkshire Hathaway, Inc (Class B)	9,128
40,022		Boston Properties, Inc	2,201
205,973	e	Brookfield Asset Management, Inc	3,095
16,181	e	Camden Property Trust	507
28,400		CapitaCommercial Trust	18
123,930	e	CFS Gandel Retail Trust	162
140,082	*	CI Financial Income Fund	1,645
248,030	e	DB RREEF Trust	142
25,015	e	Developers Diversified Realty Corp	122
32,991		Duke Realty Corp	362
77,454	e	Equity Residential	2,310
3,536		Eurazeo	165
31,695	e	Federal Realty Investment Trust	1,968
17,077	e	General Growth Properties, Inc	22
1,269,680		Genting BHD	1,358
208,052		GPT Group	133
15,865		Groupe Bruxelles Lambert S.A.	1,254
477	*	Groupe Bruxelles Lambert S.A.	-	^
71,323		HCP, Inc	1,981
19,211		Health Care REIT, Inc	811
21,477		Heineken Holding NV	609
143,082		Host Marriott Corp	1,083
11,859	e*	Immoeast AG.	8
583,256		Investimentos Itau S.A.	2,003
93,099	e	ISHARES FTSE	2,717
1,426,359	e	iShares MSCI Canada Index Fund	24,861
2,063,666	e	iShares MSCI EAFE Index Fund	92,597
900,000		iShares MSCI Hong Kong Index Fund	9,333
4,573,308		iShares MSCI Japan Index Fund	43,904
21,000	e	iShares MSCI Pacific ex-Japan Index Fund	553
3,776	e	Jafco Co Ltd	96
856	e	Japan Prime Realty Investment Corp	2,032
42		Japan Real Estate Investment Corp	375
39		Japan Retail Fund Investment Corp	168
6,504		KBC Ancora	111
858		Kenedix Realty Investment Corp	2,407
65,826	e	Kimco Realty Corp	1,203
5,842,237		KWG Property Holding Ltd	1,734
69,642		LG Corp	2,419
18,751		Liberty Property Trust	428
14,847	e	Macerich Co	270
201,055	e	Macquarie Infrastructure Group	240
199,009	v*	Macquarie Office Trust	6
199,009	e	Macquarie Office Trust	33
118,631		Marfin Investment Group S.A	478
8,533	e*	Meinl European Land Ltd	31
6,000,000	e	Melco International Development	1,990
34,698		Nationale A Portefeuille	1,679
315		Nippon Building Fund, Inc	3,462

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,717		Nippon Residential Investment Corp	$1,572
545		Nomura Real Estate Office Fund, Inc	3,546
219,110	e	NOMURA TOPIX EXCHANGE TRADED FUND	2,134
78,000		NWS Holdings Ltd	116
73,038	e	Plum Creek Timber Co, Inc	2,537
74,693	e	Prologis	1,037
47,675		Public Storage, Inc	3,790
3,431,000	e	Regal Real Estate Investment Trust	429
14,324	e	Regency Centers Corp	669
1,980	*	REINET INVESTMENTS S.C.A	19
45,969		RioCan Real Estate Investment Trust	509
1,638	e	SBI Holdings, Inc	253
114,546		Simon Property Group, Inc	6,086
17,530	e	SL Green Realty Corp	454
998,433		SPDR Trust Series 1	90,099
44,023	e	Taubman Centers, Inc	1,121
34,021	e	UDR, Inc	469
457,111	e*	Vantage Drilling Co	503
19,881	e	Ventas, Inc	667
133,206	e	Virgin Media, Inc	665
44,995		Vornado Realty Trust	2,715
5,746	e	Wendel	283
147,229	e	Westfield Group	1,329
241,875		Wharf Holdings Ltd	663
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	354,914

HOTELS AND OTHER LODGING PLACES - 0.56%
717,266	e	Accor S.A.	35,006
3,920,000	e	Banyan Tree Holdings Ltd	1,156
15,800	e	Choice Hotels International, Inc	475
37,826	e	Crown Ltd	157
52,620		Intercontinental Hotels Group plc	425
996,875	e*	Las Vegas Sands Corp	5,912
83,102		Marriott International, Inc (Class A)	1,616
20,729	e*	MGM Mirage	285
17,395,756		Minor International PCL	3,851
2,350,977	e	Shangri-La Asia Ltd	2,703
57,477	e	Starwood Hotels & Resorts Worldwide, Inc	1,029
101,549	e	Thomas Cook Group plc	259
118,045		TUI Travel plc	396
50,965		United Overseas Land Ltd	79
13,943		Wyndham Worldwide Corp	91
12,063	e	Wynn Resorts Ltd	510
		TOTAL HOTELS AND OTHER LODGING PLACES	53,950

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.23%
27,407	*	AGCO Corp	647
352,676	e	Alfa Laval AB	3,149
684,294	e	Alstom RGPT	39,931
39,498		Amada Co Ltd	192
1,109		Andritz AG.	29
1,032,605		Applied Materials, Inc	10,460
19,058	e	ASM Pacific Technology	62
82,573	e	ASML Holding NV	1,463
228,361	e	Atlas Copco AB (A Shares)	2,009
77,764		Atlas Copco AB (B Shares)	609

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
12,627	e	Black & Decker Corp	$528
117,106	e	Brambles Ltd	606
369,144	*	Brocade Communications Systems, Inc	1,034
26,000	e	Brother Industries Ltd	155
351,054	e	Canon, Inc	11,123
1,087		Cargotec Corp (B Shares)	13
26,140		Casio Computer Co Ltd	165
145,907		Caterpillar, Inc	6,518
35,576	e	Citizen Watch Co Ltd	128
167,710		Cummins, Inc	4,483
25,905	e	Daikin Industries Ltd	681
273,635		Deere & Co	10,486
401,124	*	Dell, Inc	4,108
77,577		Dover Corp	2,554
50,334	e	Electrolux AB (Series B)	440
573,352	*	EMC Corp	6,003
18,853	e	Fanuc Ltd	1,351
45,759		Flowserve Corp	2,357
52,297	*	FMC Technologies, Inc	1,246
272,474		FUJIFILM Holdings Corp	6,083
60,357	*	Gardner Denver, Inc	1,409
556,123		GEA Group AG.	9,657
2,553,913		Hewlett-Packard Co	92,681
11,822	e	Hitachi Construction Machinery Co Ltd	141
57,028	e	Husqvarna AB (B Shares)	307
463,820		IMI PLC	1,812
68,621		Ingersoll-Rand Co Ltd (Class A)	1,191
694,203		International Business Machines Corp	58,424
58,687		International Game Technology	698
145,114		Ishikawajima-Harima Heavy Industries Co Ltd	185
3,365	e	Itochu Techno-Science Corp	82
49,500		ITT Industries, Inc	2,277
93,000		Jabil Circuit, Inc	628
511,437	e	Japan Steel Works Ltd	7,160
8,860		John Bean Technologies Corp	72
80,032	e	Joy Global, Inc	1,832
83,571		KCI Konecranes Oyj	1,455
276,068	e	Komatsu Ltd	3,522
28,207		Kone Oyj (Class B)	632
46,842		Konica Minolta Holdings, Inc	364
107,546	e	Kubota Corp	779
12,521	e	Kurita Water Industries Ltd	338
71,758	*	Lam Research Corp	1,527
69,091	*	Lexmark International, Inc (Class A)	1,858
34,084	e*	Logitech International S.A.	535
13,271	e	Makita Corp	297
3,600		Manitowoc Co, Inc	31
1,054,506	e	Mitsubishi Heavy Industries Ltd	4,713
45,948	e	NTN Corp	139
1,402	e*	OC Oerlikon Corp AG.	94
3,290	e	Okuma Holdings, Inc	12
36,644		Pall Corp	1,042
40,043		Pitney Bowes, Inc	1,020
1,024		Rheinmetall AG.	34
65,687	e*	SanDisk Corp	631
189,419	e	Sandvik AB	1,217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
9,131	e	Schindler Holding AG.	$419
26,262	m,v*	Seagate Technology	-	^
146,408		Seagate Technology, Inc	649
12,573	e	Seiko Epson Corp	200
924,545	e	Siemens AG.	69,603
74,613	e	SKF AB (B Shares)	759
5,688	e	SMC Corp	586
16,560	e	Solarworld AG.	371
33,655		SPX Corp	1,365
6,010		Sulzer AG.	347
63,821		Sumitomo Heavy Industries Ltd	255
46,310	*	Teradata Corp	687
105,494	*	Terex Corp	1,827
97,681	e	Tokyo Electron Ltd	3,439
300,542	e	Toshiba Corp	1,237
23,562	e	Toyota Tsusho Corp	254
38,597	*	Varian Medical Systems, Inc	1,352
70,181	e*	Vestas Wind Systems AS	4,130
16,318	e	Wartsila Oyj (B Shares)	493
238,095	*	Western Digital Corp	2,726
24,733		Yokogawa Electric Corp	163
23,334	e	Zardoya Otis S.A.	419
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	408,690

INSTRUMENTS AND RELATED PRODUCTS - 1.60%
14,742	e	Advantest Corp	240
215,594	*	Agilent Technologies, Inc	3,370
57,652		Allergan, Inc	2,325
26,026		Bard (C.R.), Inc	2,193
355,199		Baxter International, Inc	19,035
12,144		Beckman Coulter, Inc	534
102,956		Becton Dickinson & Co	7,041
356,621	*	Boston Scientific Corp	2,760
87,819	e	Cochlear Ltd	3,392
5,231	e	Coloplast AS (Class B)	362
39,198	e	Compagnie Generale d'Optique Essilor International S.A.	1,829
152,526		Covidien Ltd	5,528
58,268		Danaher Corp	3,299
27,046	e	Dentsply International, Inc	764
59,225	e	Eastman Kodak Co	390
307,112		Emerson Electric Co	11,243
80,449		Finmeccanica S.p.A.	1,246
27,803	e*	Flir Systems, Inc	853
15,289		Fresenius SE	897
5,622	e	Fresenius SE	284
24,432	e	Garmin Ltd	468
34,551	e	Getinge AB (B Shares)	419
48,929	e*	Hologic, Inc	640
14,018	e*	Illumina, Inc	365
7,246	e*	Intuitive Surgical, Inc	920
147,999	*	Invensys plc	369
3,624	e	Keyence Corp	745
33,737		Kla-Tencor Corp	735
27,215	e	Luxottica Group S.p.A.	498
290,624		Medtronic, Inc	9,131
11,163	e*	Millipore Corp	575
187,020	e	Nikon Corp	2,245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
34,175		Nippon Electric Glass Co Ltd	$180
23,505	e	Nobel Biocare Holding AG.	485
22,512	e	Olympus Corp	451
9,334	e	Phonak Holding AG.	567
238,087		Raytheon Co	12,152
26,550		Rockwell Automation, Inc	856
46,489		Rockwell Collins, Inc	1,817
22,621		Roper Industries, Inc	982
34,808	e	Safran S.A.	466
27,000	e	Shimadzu Corp	170
172,981		Smith & Nephew plc	1,091
304,956	*	St. Jude Medical, Inc	10,051
1,564	e	Straumann Holding AG.	277
59,349		Stryker Corp	2,371
7,313	e	Swatch Group AG.	1,031
38,514	*	Swatch Group AG.	1,061
11,441		Synthes, Inc	1,451
104,000	e	Sysmex Corp	3,790
294,112	e	Terumo Corp	13,778
351,882	*	Thermo Electron Corp	11,989
1,733	e*	TomTom NV	13
24,001	*	Waters Corp	880
5,018	e*	William Demant Holding	210
170,933		Xerox Corp	1,362
65,462	*	Zimmer Holdings, Inc	2,646
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	154,822

INSURANCE AGENTS, BROKERS AND SERVICE - 0.68%
502,922		AON Corp	22,974
12,000		Brown & Brown, Inc	251
170,884		Hartford Financial Services Group, Inc	2,806
996,966		HBOS plc	989
1,379,701	v*	HBOS plc	-	^
298,205		Marsh & McLennan Cos, Inc	7,237
435,145	e	Millea Holdings, Inc	12,893
914,731		QBE Insurance Group Ltd	16,460
90,748		Unipol Gruppo Finanziario S.p.A.	142
185,583		Unipol S.p.A.	205
1,576		White Mountains Insurance Group Ltd	421
34,919	e	Willis Group Holdings Ltd	869
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	65,247

INSURANCE CARRIERS - 4.93%
400,320		ACE Ltd	21,185
997,715		Admiral Group plc	13,054
1,126,293		Aegon NV	7,084
2,226,773		Aetna, Inc	63,463
243,302		Aflac, Inc	11,153
49,000		Aioi Insurance Co Ltd	256
84,348	e	Alleanza Assicurazioni S.p.A	693
422,087		Allianz AG.	44,910
94,182		Allstate Corp	3,085
57,000		American Financial Group, Inc	1,304
252,176	e	American International Group, Inc	396
786,288	e	AMP Ltd	2,971
93,248	*	Arch Capital Group Ltd	6,537

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
203,299		Assicurazioni Generali S.p.A.	$5,613
131,783		Assurant, Inc	3,954
519,214		Aviva plc	2,911
726,316		AXA Asia Pacific Holdings Ltd	2,502
297,695		AXA S.A.	6,557
504,167		Axis Capital Holdings Ltd	14,681
9,992		Baloise Holding AG.	755
1,160,000	e	China Life Insurance Co Ltd	3,525
86,353		Chubb Corp	4,404
65,881		Cigna Corp	1,110
29,198		Cincinnati Financial Corp	849
7,232		CNP Assurances	521
124,414	e	Corp Mapfre S.A.	424
69,642	e	Endurance Specialty Holdings Ltd	2,126
182,531		Everest Re Group Ltd	13,898
7,309	e	Fairfax Financial Holdings Ltd	2,309
41,819		Fidelity National Title Group, Inc (Class A)	742
16,344	e	First American Corp	472
14,186		Fondiaria-Sai S.p.A	259
402,468		Friends Provident plc	498
112,209		Genworth Financial, Inc (Class A)	318
111,594	e	Great-West Lifeco, Inc	1,871
12,518		Hannover Rueckversicherung AG.	398
167,800	*	Health Net, Inc	1,827
139,306	*	Humana, Inc	5,193
31,252		Industrial Alliance Insurance and Financial Services, Inc	590
13,282		ING Canada, Inc	340
158,039	e	Insurance Australia Group Ltd	429
7,850		Irish Life & Permanent plc	17
30,881		KBC Groep NV	921
34,806	e*	Leucadia National Corp	689
75,892		Lincoln National Corp	1,430
90,336		Loews Corp	2,552
621,277		Manulife Financial Corp	10,468
187,038	*	MAX India Ltd	444
49,767	e	Mediolanum S.p.A.	216
695,985		Metlife, Inc	24,262
36,601		Mitsui Sumitomo Insurance Group Holdings, Inc	1,164
199,227		Muenchener Rueckver AG.	30,930
9,119		Nationwide Financial Services, Inc (Class A)	476
64,000		Nipponkoa Insurance Co Ltd	498
12,000	e	Nissay Dowa General Insurance Co Ltd	75
990,934		Old Mutual plc	784
66,224	e	Old Republic International Corp	789
229,392		PartnerRe Ltd	16,349
75,356		Platinum Underwriters Holdings Ltd	2,719
143,897		Power Corp Of Canada	2,613
102,598	e	Power Financial Corp	1,986
74,232	e	Principal Financial Group	1,675
124,103		Progressive Corp	1,838
193,602		Prudential Financial, Inc	5,858
1,032,764		Prudential plc	6,185
24,274		Reinsurance Group of America, Inc (Class A)	1,039
75,340		RenaissanceRe Holdings Ltd	3,885
657,081		Royal & Sun Alliance Insurance Group plc	1,305
82,295		Sampo Oyj (A Shares)	1,558

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
36,806	e	SCOR	$837
27,138		SNS Reaal	148
81,709	e	Sompo Japan Insurance, Inc	605
1,618	e	Sony Financial Holdings, Inc	6,175
428,585		Standard Life plc	1,245
10,718		Storebrand ASA	27
232,613		Sun Life Financial, Inc	5,359
6,801		Swiss Life Holding	472
146,390		Swiss Reinsurance Co	7,168
142,248	e	T&D Holdings, Inc	6,021
3,095	*	Topdanmark AS	405
22,160	e	Torchmark Corp	991
465,425		Travelers Cos, Inc	21,037
5,448	e	TrygVesta A.S.	343
590,993		UnitedHealth Group, Inc	15,720
99,884		UnumProvident Corp	1,858
90,080		W.R. Berkley Corp	2,792
40,000	*	WellCare Health Plans, Inc	514
182,388	*	WellPoint, Inc	7,684
6,897	e	Wiener Staedtische Allgemeine Versicherung AG.	240
2,271,689	e	XL Capital Ltd (Class A)	8,405
46,704		Zurich Financial Services AG.	10,204
		TOTAL INSURANCE CARRIERS	476,142

LEATHER AND LEATHER PRODUCTS - 0.13%
39,584		Adidas-Salomon AG.	1,509
394,313	*	Coach, Inc	8,190
47,080	e	LVMH Moet Hennessy Louis Vuitton S.A.	3,126
62,589	e	Yue Yuen Industrial Holdings	124
		TOTAL LEATHER AND LEATHER PRODUCTS	12,949

LEGAL SERVICES - 0.01%
31,381	e*	FTI Consulting, Inc	1,402
		TOTAL LEGAL SERVICES	1,402

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
57,588	e	Brisa-Auto Estradas de Portugal S.A.	429
183,028		ComfortDelgro Corp Ltd	184
41,581	e	Keihin Electric Express Railway Co Ltd	367
29,772	e	Keisei Electric Railway Co Ltd	186
25,899		National Express Group plc	184
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,350

LUMBER AND WOOD PRODUCTS - 0.01%
67,237		Sino-Forest Corp	538
		TOTAL LUMBER AND WOOD PRODUCTS	538

METAL MINING - 2.09%
59,673		Agnico-Eagle Mines Ltd	3,034
109,842	e	Alumina Ltd	106
1,403,409		Anglo American plc	31,194
81,829		Antofagasta plc	501
551,600		Barrick Gold Corp	20,282
424,474		Barrick Gold Corp	15,373
1,753,991		BHP Billiton Ltd	37,225
613,956		BHP Billiton plc	11,422

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,250		Boliden AB	$19
143,074		Cameco Corp	2,440
47,681		Cleveland-Cliffs, Inc	1,221
278,570	e	Companhia Vale do Rio Doce (ADR)	3,374
149,020	e*	Eldorado Gold Corp	1,165
62,945		Eurasian Natural Resources Corp	299
29,448		First Quantum Minerals Ltd	420
136,906	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	3,346
70,000		Gold Fields Ltd (ADR)	695
301,701		Goldcorp, Inc	9,382
18,489	e	Inmet Mining Corp	293
103,893	e*	Ivanhoe Mines Ltd	275
42,485		Kazakhmys plc	141
272,036		Kinross Gold Corp	4,958
30,447		Lonmin PLC	399
9,438	e*	Lundin Mining Corp	9
44,403	e	MMC Norilsk Nickel (ADR)	282
263,387		Newcrest Mining Ltd	6,223
102,863		Newmont Mining Corp	4,187
226,940	e	Orica Ltd	2,212
250,732	e,v	Oxiana Ltd	96
963,035	e*	Paladin Resources Ltd	1,665
32,745	e*	PAN American Silver Corp	557
7,644,277	e,m,v*	Pan Australian Resources Ltd	453
331,761	e	Rio Tinto Ltd	8,790
994,693		Rio Tinto plc	21,309
125,662		Sherritt International Corp	322
96,524	*	Silver Wheaton Corp	626
3,440,000	e	Straits Asia Resources Ltd	1,862
2,100	e	Sumitomo Titanium Corp	53
199,792		Teck Cominco Ltd	974
13,000	e*	Uranium One, Inc	19
29,876	e	Vedanta Resources plc	263
199,057		Xstrata plc	1,832
269,615	e	Yamana Gold, Inc	2,064
		TOTAL METAL MINING	201,362

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.05%
105,400	e	Aderans Co Ltd	1,108
29,687		Bulgari S.p.A.	189
124,798	e	Compagnie Financiere Richemont S.A.	2,378
2,073,022		Futuris Corp Ltd	932
141,047		Hasbro, Inc	4,115
106,939		Mattel, Inc	1,711
22,573	e	Namco Bandai Holdings, Inc	247
213,369	e	Nintendo Co Ltd	81,539
127,229		Sankyo Co Ltd	6,419
5,347		Societe BIC S.A.	306
95,615		Tyco International Ltd	2,065
17,275	e	Yamaha Corp	161
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	101,170

MISCELLANEOUS RETAIL - 1.10%
89,870	*	Amazon.com, Inc	4,609
1,786,889		CVS Corp	51,355
18,158	e*	Dollar Tree, Inc	759

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,170,622		Game Group PLC	$5,789
173,448		Home Retail Group	527
3,025	e*	HSN, Inc	22
2,622,761		Hutchison Whampoa Ltd	13,147
22,096		Metro AG.	879
21,153	*	Office Depot, Inc	63
498,134		Origin Energy Ltd	5,598
39,435		Petsmart, Inc	728
5,576	e*	Priceline.com, Inc	411
85,695	e	Shoppers Drug Mart Corp	3,335
407,902		Staples, Inc	7,310
231,300	e	Sugi Pharmacy Co Ltd	6,183
24,661	e	Tiffany & Co	583
201,295		Walgreen Co	4,966
		TOTAL MISCELLANEOUS RETAIL	106,264

MOTION PICTURES - 0.53%
384	*	Ascent Media Corp (Series A)	8
21,999	e	Astral Media, Inc	435
21,119	*	Discovery Communications, Inc (Class A)	299
21,119	*	Discovery Communications, Inc (Class C)	283
698,634		News Corp (Class A)	6,351
103,478	e	News Corp (Class B)	991
4,248,258		Time Warner, Inc	42,737
12,480	e	Toho Co Ltd	269
		TOTAL MOTION PICTURES	51,373

NONDEPOSITORY INSTITUTIONS - 0.61%
102	e	Acom Co Ltd	4
323,403	e	Aeon Credit Service Co Ltd	3,410
2,173	e	Aiful Corp	6
29,367	e	American Capital Ltd	95
253,503		American Express Co	4,703
107,440		Capital One Financial Corp	3,426
7,460		Cattles plc	2
1,544,637	e	Challenger Financial Services Group Ltd	2,100
2,083,848	e	Chimera Investment Corp	7,189
149,283	e	Credit Saison Co Ltd	2,072
146,434		Criteria Caixacorp S.A.	584
83,336		Discover Financial Services	794
50,760	e	Federal Home Loan Mortgage Corp	37
585,097	e	Federal National Mortgage Association	445
504,000	e	Global Ship Lease, Inc (Class A)	1,441
238,460	e*	Heckmann Corp	1,347
31,414	e	Hypo Real Estate Holding AG.	139
88,682		Investor AB (B Shares)	1,353
264,900	e	Japan Securities Finance Co Ltd	1,292
850,000		Lancashire Holdings Ltd	5,194
2,765		Lender Processing Services, Inc	81
130,122	e	ORIX Corp	7,430
1,877	e	Osaka Securities Exchange Co Ltd	8,378
6,674	e	Promise Co Ltd	169
67,096	e*	SLM Corp	597
12,164	e	Takefuji Corp	100
442,295		Textron, Inc	6,135

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
187	e*	Tree.com, Inc	$1
		TOTAL NONDEPOSITORY INSTITUTIONS	58,524

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
1,081,646	e	Grupo Mexico S.A. de C.V. (Series B)	688
6,065	e	Imerys S.A.	274
28,872		K+S AG.	1,650
32,241	e	Vulcan Materials Co	2,244
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	4,856

OIL AND GAS EXTRACTION - 3.75%
5,550	e	Acergy S.A.	32
36,884		Addax Petroleum Corp	630
34,194		Aker Kvaerner ASA	226
150,091		Anadarko Petroleum Corp	5,786
286,022		Apache Corp	21,317
201,845		Baker Hughes, Inc	6,473
2,915,798		BG Group plc	40,119
56,281	e	BJ Services Co	657
38,021		Boart Longyear Group	5
210,195		Cabot Oil & Gas Corp	5,465
25,501		Cairn Energy plc	739
41,148	*	Cameron International Corp	843
224,582	e	Canadian Natural Resources Ltd	8,869
98,608		Canadian Oil Sands Trust	1,685
97,438	e	Chesapeake Energy Corp	1,576
16,998		Cimarex Energy Co	455
1,056,531		CNOOC Ltd	987
26,129	e*	Compagnie Generale de Geophysique S.A.	385
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	-	^
23,961		Crescent Point Energy Trust	468
232,646	*	Denbury Resources, Inc	2,540
1,000	e*	DET Norske Oljeselskap	1
285,075		Devon Energy Corp	18,732
77,130	e	Diamond Offshore Drilling, Inc	4,546
424,166		EnCana Corp	19,571
68,792		Enerplus Resources Fund	1,335
90,743		ENSCO International, Inc	2,576
56,212	e	Ensign Energy Services, Inc	602
96,472		EOG Resources, Inc	6,423
24,956		Equitable Resources, Inc	837
4,800	e*	Exterran Holdings, Inc	102
17,270	e*	Forest Oil Corp	285
498,346		Halliburton Co	9,060
61,972	e	Harvest Energy Trust	527
31,150		Helmerich & Payne, Inc	709
105,833	e	Husky Energy, Inc	2,646
2,400		Idemitsu Kosan Co Ltd	155
91	e	Inpex Holdings, Inc	725
3,200		Japan Petroleum Exploration Co	141
49,113	e*	Lundin Petroleum AB	264
53,264	*	Nabors Industries Ltd	637
118,021	*	National Oilwell Varco, Inc	2,884
26,919	*	Newfield Exploration Co	532
198,366		Nexen, Inc	3,447
18,991	e	Niko Resources Ltd	654

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
90,775		Noble Corp	$2,005
130,734		Noble Energy, Inc	6,435
1,206,578		Occidental Petroleum Corp	72,383
5,477	*	OPTI Canada, Inc	8
108,079		Patterson-UTI Energy, Inc	1,244
157,013		Penn West Energy Trust	1,726
201,128		Petro-Canada	4,353
61,861	*	PetroHawk Energy Corp	967
468,460		Petroleo Brasileiro S.A. (ADR)	11,473
4,900	e	Petroleum Geo-Services ASA	20
16,717		Pioneer Natural Resources Co	270
22,494	*	Plains Exploration & Production Co	523
26,369		Precision Drilling Trust	215
700,751	*	Pride International, Inc	11,198
108,863		Provident Energy Trust	472
348,212		PTT Exploration & Production PCL	1,073
8,000	e*	Quicksilver Resources, Inc	44
145,513		Range Resources Corp	5,004
22,879		Rowan Cos, Inc	364
284,377		Santos Ltd	2,948
28,087	e	SBM Offshore NV	365
444,007		Schlumberger Ltd	18,795
52,090	e	SeaDrill Ltd	424
40,008		Smith International, Inc	916
109,865	*	Southwestern Energy Co	3,183
423,153		Talisman Energy, Inc	4,175
19,878	e	Technip S.A.	603
40,567	e	Tidewater, Inc	1,634
94,235	*	Transocean Ltd	4,453
52,511	e	Trican Well Service Ltd	339
141,631		Tullow Oil plc	1,343
29,131	e*	Ultra Petroleum Corp	1,005
28,000	*	Unit Corp	748
98,300	e	W&T Offshore, Inc	1,408
129,061	*	Weatherford International Ltd	1,396
55,150		Woodside Petroleum Ltd	1,411
577,919		XTO Energy, Inc	20,383
		TOTAL OIL AND GAS EXTRACTION	361,954

PAPER AND ALLIED PRODUCTS - 0.25%
14,926	*	Domtar Corporation	25
29,772		Greif, Inc (Class A)	995
10,837	e	Holmen AB (B Shares)	271
95,950		International Paper Co	1,132
1,638	*	Istituto Finanziario Industriale S.p.A.	11
186,753		Kimberly-Clark Corp	9,849
11,600	e	Lee & Man Paper Manufacturing Ltd	6
44,424		MeadWestvaco Corp	497
25,042		Metso Oyj	307
10,435		Mondi plc	31
88	e,v	Nippon Paper Group, Inc	347
83,563	e	OJI Paper Co Ltd	491
3,407		Smurfit Kappa Group plc	9
42,000		Sonoco Products Co	973
114,143	e	Stora Enso Oyj (R Shares)	904
108,108		Svenska Cellulosa AB (B Shares)	939

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
86,241		Uni-Charm Corp	$6,488
100,694		UPM-Kymmene Oyj	1,291
		TOTAL PAPER AND ALLIED PRODUCTS	24,566

PERSONAL SERVICES - 0.06%
3,621,407	e	Chaoda Modern Agriculture	2,313
28,851		Cintas Corp	670
62,833	e	H&R Block, Inc	1,427
545,838		Kuala Lumpur Kepong BHD	1,404
51,586	e	Rentokil Initial plc	33
		TOTAL PERSONAL SERVICES	5,847

PETROLEUM AND COAL PRODUCTS - 6.06%
10,908,310		BP plc	82,495
168,272		BP plc (ADR)	7,865
13,134	e	Caltex Australia Ltd	66
1,206,474		Chevron Corp	89,243
461,218		ConocoPhillips	23,891
60,000		Cosmo Oil Co Ltd	187
1,250,739		ENI S.p.A.	30,097
2,076,353		Exxon Mobil Corp	165,755
31,369	e	Galp Energia SGPS S.A.	313
22,100		Hellenic Petroleum S.A.	166
170,971		Hess Corp	9,171
128,671	e	Imperial Oil Ltd	4,272
473,305		Marathon Oil Corp	12,950
55,874		Murphy Oil Corp	2,478
27,288	e	Neste Oil Oyj	411
86,843		Nippon Mining Holdings, Inc	377
32,210		OMV AG.	856
39,196		Reliance Industries Ltd	992
142,689		Repsol YPF S.A.	3,046
1,216,738	e	Royal Dutch Shell plc (A Shares)	31,576
1,139,481		Royal Dutch Shell plc (B Shares)	28,277
14,606	e*	SandRidge Energy, Inc	90
51,339		Saras S.p.A.	175
20,666		Showa Shell Sekiyu KK	205
387,193	e	Statoil ASA	6,476
387,319		Suncor Energy, Inc	7,442
252,582	e	Suncor Energy, Inc	4,925
35,950	e	Sunoco, Inc	1,562
138,698	e	Tesoro Corp	1,827
27,353	e	TonenGeneral Sekiyu KK	274
1,194,451		Total S.A.	64,604
152,516		Valero Energy Corp	3,300
		TOTAL PETROLEUM AND COAL PRODUCTS	585,364

PIPELINES, EXCEPT NATURAL GAS - 0.11%
7,738	*	Kinder Morgan Management LLC	309
118,834		Spectra Energy Corp	1,871
249,241		TransCanada Corp	6,697
286,500		Wellstream Holdings plc	1,462
		TOTAL PIPELINES, EXCEPT NATURAL GAS	10,339

PRIMARY METAL INDUSTRIES - 0.80%
31,962	e	Acerinox S.A.	520

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,700		AK Steel Holding Corp	$81
154,416		Alcoa, Inc	1,739
18,772	e	Allegheny Technologies, Inc	479
167,139	e	Arcelor	3,975
36,562	e	ArcelorMittal	899
22,490		Bekaert S.A.	1,511
63,870		BlueScope Steel Ltd	156
492,352		Corning, Inc	4,692
33,698	e	Daido Steel Co Ltd	102
29,530		DOWA HOLDINGS CO Ltd	109
1,698,458	e	Furukawa Electric Co Ltd	8,289
64,356	e	Gerdau Ameristeel Corp	392
121,800	e	Gerdau S.A. (ADR)	804
51,080	e	JFE Holdings, Inc	1,357
42,314		Johnson Matthey plc	666
259,723		Kobe Steel Ltd	477
4,200	e	Maruichi Steel Tube Ltd	117
111,186	e	Mitsubishi Materials Corp	281
63,239		Mitsui Mining & Smelting Co Ltd	134
500,818	e	Nippon Steel Corp	1,646
136,836	e	Norsk Hydro ASA	558
76,874		Nucor Corp	3,552
70,023	e	OneSteel Ltd	120
24,377		Outokumpu Oyj	290
85,355		Precision Castparts Corp	5,077
4,400		Steel Dynamics, Inc	49
680,243	e	Straits Resources Ltd	429
73,756		Sumitomo Electric Industries Ltd	571
2,558,333	e	Sumitomo Metal Industries Ltd	6,319
54,449	e	Sumitomo Metal Mining Co Ltd	582
77,696		Tenaris S.A.	808
697	e	Toho Titanium Co Ltd	8
11,948	e	Tokyo Steel Manufacturing Co Ltd	125
24,205		Umicore	473
33,683		United States Steel Corp	1,253
209,687		Usinas Siderurgicas de Minas Gerais S.A.	2,385
225,266		Vallourec	25,364
22,617	e	Voestalpine AG.	489
4,400		Yamato Kogyo Co Ltd	119
		TOTAL PRIMARY METAL INDUSTRIES	76,997

PRINTING AND PUBLISHING - 0.53%
2,908,000		AMVIG Holdings Ltd	1,313
58,138		Dai Nippon Printing Co Ltd	643
56,363	e	Daily Mail & General Trust	219
21,677		Dun & Bradstreet Corp	1,674
800	e	EW Scripps Co (Class A)	2
69,661	e	Gannett Co, Inc	557
114,317	e	John Fairfax Holdings Ltd	130
23,772	e	Lagardere S.C.A.	958
92,549		McGraw-Hill Cos, Inc	2,146
161,869	e	Orkla ASA	1,077
25,576	e	PagesJaunes Groupe S.A.	250
2,134,868		Pearson plc	19,675
121,227		R.R. Donnelley & Sons Co	1,646
120,220		Reed Elsevier NV	1,407

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,694,420		Reed Elsevier plc	$12,315
16,226	e	Sanoma-WSOY Oyj	211
127,344	e	Singapore Press Holdings Ltd	275
94,114	e	Thomson Corp	2,714
37,206		Thomson Reuters plc	808
51,540	e	Toppan Printing Co Ltd	398
46,660		United Business Media Ltd	341
1,118		Washington Post Co (Class B)	436
58,482		Wolters Kluwer NV	1,101
110,222	e	Yellow Pages Income Fund	597
		TOTAL PRINTING AND PUBLISHING	50,893

RAILROAD TRANSPORTATION - 0.88%
54,638	e	Asciano Group	57
100,660		Burlington Northern Santa Fe Corp	7,621
197,260	e	Canadian National Railway Co	7,155
63,821		Canadian Pacific Railway Ltd	2,119
925		Central Japan Railway Co	8,022
244,614		CSX Corp	7,943
2,763	e,v	East Japan Railway Co	21,001
354,228		Firstgroup PLC	2,210
1,214,400	e	Hankyu Hanshin Holdings, Inc	7,013
50,986	e*	Kansas City Southern Industries, Inc	971
118,469		MTR Corp	275
93,243		Norfolk Southern Corp	4,387
106,114		Stagecoach Group plc	214
272,890		Union Pacific Corp	13,044
736		West Japan Railway Co	3,354
		TOTAL RAILROAD TRANSPORTATION	85,386

REAL ESTATE - 0.74%
3,008,159	e	Agile Property Holdings Ltd	1,568
653,000	e	Allgreen Properties Ltd	195
4,987,100	v	Amata Corp PCL	595
10,195,901	m,v*	Ayala Land, Inc	21
10,195,901		Ayala Land, Inc	1,418
101,987	e	British Land Co plc	808
90,693	e	Brookfield Properties Corp	683
1,748,248		CapitaLand Ltd	3,774
273,430	e	CapitaMall Trust	302
15,261	*	CB Richard Ellis Group, Inc (Class A)	66
116,696	e	Cheung Kong Holdings Ltd	1,104
827,000		China Aoyuan Property Group Ltd	110
88,304		Chinese Estates Holdings Ltd	100
41,495		City Developments Ltd	183
7,966	e	Corio NV	364
143,400	e	Daibiru Corp	1,530
20,265,600	v	Erawan Group PCL	843
12,752	e	Forest City Enterprises, Inc (Class A)	85
2,739		Gecina S.A.	189
279,000	e*	Genting International plc	87
1,082,500		Greentown China Holdings Ltd	453
57,507	e	Hammerson plc	442
73,000		Hang Lung Group Ltd	221
1,192,793	e	Hang Lung Properties Ltd	2,592
90,273		Henderson Land Development Co Ltd	334

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
61,717		Hopewell Holdings	$203
55,994		Hysan Development Co Ltd	90
4,088		ICADE	338
6,159,600		IGB Corp BHD	2,457
13,056	e	IMMOFINANZ Immobilien Anlagen AG.	9
2,640	e	IVG Immobilien AG.	22
7,089	e	Kenedix, Inc	2,034
234,000	e	Keppel Land Ltd	276
2,786,500		KLCC Property Holdings BHD	2,255
14,517		Klepierre	353
19,635,000		Lai Fung Holdings Ltd	286
5,000,000		Land and Houses PCL	548
92,329	e	Land Securities Group plc	1,223
12,306	e	Leighton Holdings Ltd	237
50,354	e	Liberty International plc	346
180,751		Link Real Estate Investment Trust	299
129,595	e	Macquarie Goodman Group	67
70,349,000		Megaworld Corp	1,028
7,313,500	m,v*	Metro Pacific Investments Corp	425
104,444		Mirvac Group	93
823,614		Mitsubishi Estate Co Ltd	13,605
195,863		Mitsui Fudosan Co Ltd	3,266
327,000	e*	Mongolia Energy Co ltd	100
3,081,045		New World Development Ltd	3,125
5,700	e	Nomura Real Estate Holdings, Inc	114
906	e	NTT Urban Development Corp	981
7,805,174		Rich Development Co Ltd	1,263
82,672	e	Segro plc	294
7,521,744	e*	Shanghai Forte Land Co	1,203
17,181,673	e	Shanghai Real Estate Ltd	1,153
360,653	e	Shoei Co Ltd	3,730
165,212	e	Sino Land Co	171
10,805,000		SM Prime Holdings	1,751
2,066,800		SP Setia BHD	1,852
1,926,000		SPG Land Holdings Ltd	246
123,018		Stockland Trust Group	347
167,256		Sumitomo Realty & Development Co Ltd	2,514
180,448		Sun Hung Kai Properties Ltd	1,504
29,572		Tokyo Tatemono Co Ltd	136
48,988	e	Tokyu Land Corp	188
15,186	e	Unibail	2,248
743		Unibail-Rodamco	110
3,208,260	*	Unitech Corporate Parks plc	406
88,000	e	Wheelock & Co Ltd	193
13,000	e	Yanlord Land Group Ltd	8
12,296		YNH Property BHD	4
1,323,000	*	Zhong An Real Estate Ltd	227
		TOTAL REAL ESTATE	71,395

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.61%
1,145,015	e	Asics Corp	9,278
521,044	e	Bayer AG.	30,360
59,661	e	Bridgestone Corp	895
1,700	e	Cooper Tire & Rubber Co	10
51,738		Denki Kagaku Kogyo KK	127
196,576	*	Goodyear Tire & Rubber Co	1,174

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
28,353	e	Michelin (C.G.D.E.) (Class B)	$1,481
59,495	e	Mitsubishi Rayon Co Ltd	180
61,282	e	Mitsui Chemicals, Inc	228
52,751		Newell Rubbermaid, Inc	516
124,635		Nike, Inc (Class B)	6,356
12,351	e	NOK Corp	87
21,964	e	Nokian Renkaat Oyj	250
534,453		Pirelli & C S.p.A.	202
9,588		Puma AG. Rudolf Dassler Sport	1,911
41,329		Sealed Air Corp	617
751,359		SSL International plc	5,347
18,702	e	Sumitomo Rubber Industries, Inc	163
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	59,182

SECURITY AND COMMODITY BROKERS - 1.48%
38,734		Ameriprise Financial, Inc	905
103,566	e	Australian Stock Exchange Ltd	2,404
22,724	e	Babcock & Brown Ltd	2
18,281	e	BlackRock, Inc	2,452
1,532,726		Charles Schwab Corp	24,784
16,861		CME Group, Inc	3,509
898,661		Credit Suisse Group	25,185
130,355	e	Daiwa Securities Group, Inc	783
38,030	e	Deutsche Boerse AG.	2,751
67,353		Franklin Resources, Inc	4,296
263,400		Goldman Sachs Group, Inc	22,228
418,298	e	Hong Kong Exchanges and Clearing Ltd	3,972
102,219	e	ICAP plc	423
49,814	e	IGM Financial, Inc	1,430
7,994	*	IntercontinentalExchange, Inc	659
282,913		Invesco Ltd	4,085
1,522,300		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,617
24,192	e	Janus Capital Group, Inc	194
1,086,536		Kim Eng Holdings Ltd	815
3,049,200	v	Kim Eng Securities Thailand PCL	707
1,186,617		Legal & General Group plc	1,310
345,781		Legg Mason, Inc	7,576
31,722	e	London Stock Exchange Group plc	233
12,379	e*	Loomis AB	77
30,186	e	Macquarie Group Ltd	606
334,755		Man Group plc	1,143
7,700	e	Matsui Securities Co Ltd	64
450,715		Merrill Lynch & Co, Inc	5,246
401,663	e	Morgan Stanley	6,443
28,735	e*	Nasdaq Stock Market, Inc	710
823,199	e	Nomura Holdings, Inc	6,854
25,396	e	NYSE Euronext	695
3,655	e	Perpetual Trustees Australia Ltd	95
55,000		POWERSHARES DB US DOLLAR INDEX BULLISH FUND	1,358
45,000	e	Raymond James Financial, Inc	771
107,053		Reliance Capital Ltd	1,190
23,717		Schroders plc	293
33,009		SEI Investments Co	519
57,956		Shinko Securities Co Ltd	127
425,111	e	Singapore Exchange Ltd	1,499
43,090	e	T Rowe Price Group, Inc	1,527

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
34,079	*	TD Ameritrade Holding Corp	$486
33,544	e	TMX Group, Inc	685
		TOTAL SECURITY AND COMMODITY BROKERS	142,708

SPECIAL TRADE CONTRACTORS - 0.01%
14,131		Kinden Corp	128
20,142	*	Quanta Services, Inc	399
		TOTAL SPECIAL TRADE CONTRACTORS	527

STONE, CLAY, AND GLASS PRODUCTS - 0.51%
170,677		3M Co	9,821
98,298	e	Asahi Glass Co Ltd	560
49,692	e	Boral Ltd	160
69,643		Bradespar S.A.	573
48,093	e	Cimpor Cimentos de Portugal S.A.	233
469,700		CRH plc	11,654
5,758		CRH plc (IRELAND)	145
11,132	e	FLSmidth & Co AS	391
4,869	e	HeidelbergCement AG.	213
312,240	e	Holcim Ltd	18,072
13,816	e	Italcementi S.p.A.	180
13,904		Italcementi S.p.A.	97
45,516	e	James Hardie Industries NV	148
28,734	e	Lafarge S.A.	1,731
24,035	e	NGK Insulators Ltd	272
58,222		Nippon Sheet Glass Co Ltd	193
134,118	*	Owens-Illinois, Inc	3,665
5,609	e	Pargesa Holding S.A.	375
99,376		Taiheiyo Cement Corp	192
11,585		Titan Cement Co S.A.	224
28,977	e	Toto Ltd	183
16,407		Wienerberger AG.	280
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	49,362

TEXTILE MILL PRODUCTS - 0.03%
2,530,340		Far Eastern Textile Co Ltd	1,619
11,426	e*	Mohawk Industries, Inc	491
15,216	e	Nisshinbo Industries, Inc	116
86,807	e	Teijin Ltd	247
		TOTAL TEXTILE MILL PRODUCTS	2,473

TOBACCO PRODUCTS - 1.32%
947,043		Altria Group, Inc	14,262
167,700		British American Tobacco Malaysia BHD	2,157
915,126		British American Tobacco plc	23,683
28,817	e	Fortune Brands, Inc	1,190
4,922,728	e	Huabao International Holdings Ltd	3,227
430,306		Imperial Tobacco Group plc	11,445
2,755		Japan Tobacco, Inc	9,126
135,495		Lorillard, Inc	7,635
1,195,261		Philip Morris International, Inc	52,006
50,173		Swedish Match AB	724
27,691		UST, Inc	1,921
		TOTAL TOBACCO PRODUCTS	127,376

TRANSPORTATION BY AIR - 0.27%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
6,306		Aeroports de Paris	$424
25,794	e	Air France-KLM	329
71,000	e	All Nippon Airways Co Ltd	280
333,812	e*	AMR Corp	3,562
95,121		Auckland International Airport Ltd	90
119,782		British Airways plc	309
1,636,237	e	Cathay Pacific Airways Ltd	1,841
31,796	e*	Continental AG.	3,230
98,372	e*	Continental Airlines, Inc (Class B)	1,777
120,000	*	Delta Air Lines, Inc	1,375
111,968		FedEx Corp	7,183
7,566	e	Fraport AG. Frankfurt Airport Services Worldwide	342
6,400	e	Hong Kong Aircraft Engineerg	53
99,780		Iberia Lineas Aereas de Espana	281
99,000	e*	Japan Airlines Corp	234
66,883		Macquarie Airports	112
80,316		Qantas Airways Ltd	147
74,157	*	Ryanair Holdings plc	306
956	e*	Ryanair Holdings plc (ADR)	28
44,774		Singapore Airlines Ltd	350
182,880		Southwest Airlines Co	1,576
223,000	e	UAL Corp	2,457
88,890	e	Virgin Blue Holdings Ltd	19
		TOTAL TRANSPORTATION BY AIR	26,305

TRANSPORTATION EQUIPMENT - 2.30%
18,842		Aisin Seiki Co Ltd	270
1,653,761		Austal Ltd	2,248
76,124		Autoliv, Inc	1,634
679,835		BAE Systems plc	3,683
317,682	e	Bayerische Motoren Werke AG.	9,755
1,456		Bayerische Motoren Werke AG.	28
354,980		Boeing Co	15,147
1,118,339	e	Bombardier, Inc	4,031
5,133,000	e*	China South Locomotive and Rolling Stock Corp	2,788
218,033		Cobham plc	644
84,584	e	Cosco Corp Singapore Ltd	56
21,000	e	Daihatsu Motor Co Ltd	185
416,478		DaimlerChrysler AG.	15,869
139,835	e	Denso Corp	2,369
64,457	e	European Aeronautic Defence and Space Co	1,078
426,918	e	Fiat S.p.A.	2,858
482,613	e*	Ford Motor Co	1,105
317,000	e	Fuji Heavy Industries Ltd	871
251,226		General Dynamics Corp	14,468
125,760	e	General Motors Corp	402
47,070		Genuine Parts Co	1,782
142,204		GKN plc	198
23,450		Goodrich Corp	868
45,469	e	Harley-Davidson, Inc	772
17,315		Harsco Corp	479
28,182		Hino Motors Ltd	58
686,668	e	Honda Motor Co Ltd	14,625
477,173		Honeywell International, Inc	15,666
1,570,269	e	Isuzu Motors Ltd	2,029
13,945	e	Jardine Cycle & Carriage Ltd	92

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
21,195		JTEKT Corp	$165
145,044	e	Kawasaki Heavy Industries Ltd	293
1,547,375		Keppel Corp Ltd	4,650
233,126		Lockheed Martin Corp	19,601
42,374		Magna International, Inc	1,261
42,841		MAN AG.	2,403
90,000		Mazda Motor Corp	153
136,185		Meggitt plc	313
352,000	e*	Mitsubishi Motors Corp	482
78,875	e	Mitsui Engineering & Shipbuilding Co Ltd	133
17,421	e	NHK Spring Co Ltd	64
156,145		Northrop Grumman Corp	7,033
48,401	e	NSK Ltd	183
2,165	e	Oshkosh Truck Corp	19
65,872	e	Paccar, Inc	1,884
26,438	*	Pactiv Corp	658
29,938	e	Peugeot S.A.	506
16,907	e	Porsche AG.	1,323
35,864	e	Renault S.A.	925
351,424		Rolls-Royce Group plc	1,695
71,538		Scania AB (B Shares)	728
81,372	e	SembCorp Marine Ltd	95
7,361	e	Shimano, Inc	290
131,074	e	Singapore Technologies Engineering Ltd	216
77,041	*	Spirit Aerosystems Holdings, Inc (Class A)	784
260,196	e	Suzuki Motor Corp	3,637
17,630		Thales S.A.	731
1,382		Tokai Rika Co Ltd	12
172,140	e	Tomkins PLC	304
7,096		Toyoda Gosei Co Ltd	84
17,594		Toyota Industries Corp	379
1,230,125	e	Toyota Motor Corp	40,667
219,699		United Technologies Corp	11,776
14,862		Valeo S.A.	219
9,986		Volkswagen AG.	538
72,345		Volvo AB (A Shares)	417
214,163	e	Volvo AB (B Shares)	1,219
19,489	e	Yamaha Motor Co Ltd	205
8,172	e	Zodiac S.A.	295
		TOTAL TRANSPORTATION EQUIPMENT	222,398

TRANSPORTATION SERVICES - 0.07%
50,857	e	Autostrade S.p.A.	954
31,970	e	CH Robinson Worldwide, Inc	1,759
48,454	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	368
44,925	e	Deutsche Lufthansa AG.	739
61,327		Expeditors International Washington, Inc	2,041
3,025	*	Interval Leisure Group, Inc	16
2,569	e*	KarstadtQuelle AG.	11
51,657		Toll Holdings Ltd	222
42,332	e	TUI AG.	503
		TOTAL TRANSPORTATION SERVICES	6,613

TRUCKING AND WAREHOUSING - 0.66%
1,797,651		Deutsche Post AG.	30,405
106,340	e	DSV AS	1,157

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
17,632	e	J.B. Hunt Transport Services, Inc	$463
62,427	e	Kerry Properties Ltd	166
12,262	e	Mitsubishi Logistics Corp	156
6,266	e	Neopost S.A.	565
77,343		Nippon Express Co Ltd	326
1,126,046		TNT NV	21,538
146,399		United Parcel Service, Inc (Class B)	8,075
37,378	e	Yamato Transport Co Ltd	489
		TOTAL TRUCKING AND WAREHOUSING	63,340

WATER TRANSPORTATION - 0.33%
107		AP Moller - Maersk AS (Class A)	586
215	e	AP Moller - Maersk AS (Class B)	1,157
167,022		Aries Maritime Transport Ltd	59
111,556		Carnival Corp	2,713
31,563		Carnival plc	685
123,816	e	Danaos Corp	837
4,161,139		DP World Ltd	1,623
235,000	e	DryShips, Inc	2,505
74,160	e	Euronav NV	1,011
9,320	e	Frontline Ltd	274
196,298		Hamburger Hafen und Logistik AG.	6,572
4,983,000		International Container Term Services, Inc	1,374
212,323	e	Kamigumi Co Ltd	1,886
58,186	e	Kawasaki Kisen Kaisha Ltd	273
10,405	*	Kuehne & Nagel International AG.	674
112,145	e	Mitsui OSK Lines Ltd	693
48,838	e	Neptune Orient Lines Ltd	38
526,491	e	Nippon Yusen Kabushiki Kaisha	3,246
160,502	e	Omega Navigation Enterprises, Inc (Class A)	1,022
21,364	e	Orient Overseas International Ltd	48
5,031,114	e	Pacific Basin Shipping Ltd	2,285
40,523	e	Royal Caribbean Cruises Ltd	557
34,080	e	Shun TAK Holdings Ltd	9
1,044,000		U-Ming Marine Transport Corp	1,250
		TOTAL WATER TRANSPORTATION	31,377

WHOLESALE TRADE-DURABLE GOODS - 0.46%
31,006	*	Arrow Electronics, Inc	584
62,282	e	Assa Abloy AB (Class B)	724
281,887		Banpu PCL	1,904
17,724	e	BorgWarner, Inc	386
62,303	e	Bunzl plc	528
7,671	e	Canon Marketing Japan, Inc	124
54,991	e	Compagnie de Saint-Gobain	2,568
72,600	e	Finning International, Inc	838
105,909	e*	Fortescue Metals Group Ltd	142
595,116	e	Itochu Corp	3,002
260,881	e	Li & Fung Ltd	447
6,320	e	Martin Marietta Materials, Inc	614
594,444	e	Mitsubishi Corp	8,420
821,709		Mitsui & Co Ltd	8,447
221,205	e	Nissan Motor Co Ltd	796
83,715	e	Nisshin Steel Co Ltd	173
20,610	e*	Patterson Cos, Inc	386
23,115		Prysmian S.p.A.	366

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,741,063		PT Astra International Tbk	$1,711
900,000		Rajesh Exports Ltd	458
17,555		Rautaruukki Oyj	307
16,000		Reliance Steel & Aluminum Co	319
215	e	Rockwool International AS (B Shares)	12
43,128		Schneider Electric S.A.	3,177
12,895		Sims Group Ltd	156
110,047	e	Sumitomo Corp	976
13,298	e	THK Co Ltd	140
69,678		ThyssenKrupp AG.	1,940
9,182	e	W.W. Grainger, Inc	724
12,264		Wesfarmers Ltd	154
283,818		Wesfarmers Ltd	3,562
132,195		Wolseley plc	730
		TOTAL WHOLESALE TRADE-DURABLE GOODS	44,815

WHOLESALE TRADE-NONDURABLE GOODS - 0.76%
1,500	e	ABC-Mart, Inc	55
52,551		Akzo Nobel NV	2,151
3,283	e	Alfresa Holdings Corp	157
299,715	e	Billabong International Ltd	1,640
9,758		Brown-Forman Corp (Class B)	502
151,923		Cardinal Health, Inc	5,237
8,575		Casino Guichard Perrachon S.A.	647
16,521		Celesio AG.	447
3,186,000	e	Dalian Port PDA Co Ltd	802
9,254	e	Danisco AS	378
46,278	e	Dean Foods Co	832
59,886	*	Endo Pharmaceuticals Holdings, Inc	1,550
976,215		Esprit Holdings Ltd	5,530
2,743,256		Foster's Group Ltd	10,519
47,902	e*	Gildan Activewear, Inc	551
139,240		Hanwha Corp	2,185
17,082	*	Henry Schein, Inc	627
379,795	e	Kikkoman Corp	4,513
34,821		KT&G Corp	2,203
120,000	e	Macquarie Infrastructure Co LLC	452
1,259,267		Marubeni Corp	4,821
73,992	e	Metcash Ltd	226
41,401		Metro, Inc	1,241
128,400	e	Nippon Oil Corp	651
3,142,050	e	Noble Group Ltd	2,224
75,100	e	San-A Co Ltd	3,089
1,638,056		Sojitz Holdings Corp	2,737
7,571	e	Suzuken Co Ltd	226
114,309		Sysco Corp	2,622
52,232		Terra Industries, Inc	871
230,000		Unilever NV	5,646
314,264		Unilever NV	7,575
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	72,907

		TOTAL COMMON STOCKS	9,596,110
		(Cost $13,471,940)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
RIGHTS / WARRANTS - 0.00% **
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
22,780	*	IJM Land BHD	$1
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1

NONDEPOSITORY INSTITUTIONS - 0.00%**
288,903	*	Heckmann Corp	332
		TOTAL NONDEPOSITORY INSTITUTIONS	332

PRIMARY METAL INDUSTRIES - 0.00%**
10,913	v	DOWA HOLDINGS CO LTD	1
		TOTAL PRIMARY METAL INDUSTRIES	1

REAL ESTATE - 0.00%**
556,400	*	SP Setia BHD	45
		TOTAL REAL ESTATE	45

WATER TRANSPORTATION - 0.00%**
600,000	*	Global Ship Lease, Inc	102
		TOTAL WATER TRANSPORTATION	102

		TOTAL RIGHTS / WARRANTS	481
		(Cost $1,267)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 14.82%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.29%
$ 1,930,000		Federal Home Loan Bank (FHLB) 0.00% 03/24/09	1,930
15,000,000		Federal Home Loan Mortgage Corp (FHLMC) 0.00% 01/28/09	15,000
8,430,000		Federal National Mortgage Association (FNMA) 0.00% 02/03/09	8,430
50,000		(FNMA) 0.00% 04/01/09	50
2,100,000		(FNMA) 0.00% 04/10/09	2,099
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	27,509
		(Cost $27,500)

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.53%

REPURCHASE AGREEMENTS - 7.25%
200,000,000		Barclays Bank plc	200,000
225,000,000		Merrill Lynch	225,000
275,000,000		UBS AG.	275,000
		TOTAL REPURCHASE AGREEMENTS	700,000

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.24%
120,000,000		Federal National Mortgage Association (FNMA)	119,838
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	119,838

VARIABLE NOTES - 6.04%
15,000,000		American Express Credit Account Master Trust	13,320
5,000,000		American Express Credit Account Master Trust	4,844
11,000,000		American Express Credit Account Master Trust	8,917
14,000,000		American Express Credit Account Master Trust	12,448

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

		VALUE
SHARES	COMPANY	(000)
10,000,000	BA Credit Card Trust	$9,916
15,000,000	BA Credit Card Trust	13,612
11,000,000	BA Credit Card Trust	9,776
30,000,000	Bank of America NA	29,375
5,000,000	Bank One Issuance Trust	4,329
30,000,000	Barclays Bank plc	29,960
4,726,851	Brunel Residential Mortgage Securitisation PLC	4,678
5,000,000	Capital One Multi-Asset Execution Trust	4,746
8,000,000	Capital One Multi-Asset Execution Trust	6,773
30,000,000	Capital One Multi-Asset Execution Trust	27,405
3,000,000	Capital One Multi-Asset Execution Trust	2,970
3,000,000	Capital One Multi-Asset Execution Trust	2,957
5,000,000	Chase Issuance Trust	4,468
9,000,000	Chase Issuance Trust	7,359
18,000,000	Chase Issuance Trust	17,380
3,875,000	Chase Issuance Trust	3,444
20,000,000	Citibank Credit Card Issuance Trust	16,378
12,000,000	Citibank Credit Card Issuance Trust	11,823
20,000,000	Citigroup Funding Inc	18,961
7,000,000	Discover Card Master Trust	6,589
10,000,000	Discover Card Master Trust	9,180
3,000,000	Discover Card Master Trust I	2,716
2,000,000	Discover Card Master Trust I	1,847
3,000,000	Discover Card Master Trust I	2,777
18,000,000	Discover Card Master Trust I	15,407
12,000,000	Discover Card Master Trust I	10,671
8,000,000	GE Equipment Midticket LLC	7,085
20,000,000	General Electric Capital Corp	17,560
10,000,000	General Electric Capital Corp	9,643
6,000,000	General Electric Capital Corp	5,735
3,000,000	General Electric Capital Corp	2,605
4,000,000	General Electric Capital Corp	3,606
6,231,639	Granite Master Issuer plc	3,854
5,341,405	Granite Master Issuer plc	3,497
22,000,000	JPMorgan Chase & Co	21,169
20,000,000	JPMorgan Chase & Co	19,745
2,841,954	Medallion Trust	2,692
13,000,000	Nelnet Student Loan Trust	12,106
3,755,047	Nelnet Student Loan Trust	3,753
5,000,000	Nelnet Student Loan Trust	4,657
22,000,000	Permanent Financing plc	20,591
25,000,000	Permanent Master Issuer plc	21,653
6,459,530	Puma Finance Ltd	5,168
25,000,000	Rabobank Nederland NV	24,906
10,000,000	SLM Student Loan Trust	9,640
8,000,000	SLM Student Loan Trust	7,067
30,000,000	SLM Student Loan Trust	23,161
10,000,000	Wachovia Corp	9,752
12,000,000	Wachovia Student Loan Trust	11,064
8,000,000	Wells Fargo & Co	7,917
9,457,302	World Omni Auto Receivables Trust	9,277
	TOTAL VARIABLE NOTES	582,929

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,402,767
	(Cost $1,455,517)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

VALUE
(000)
	TOTAL SHORT-TERM INVESTMENTS	$1,430,276
(Cost $1,483,017)

	TOTAL PORTFOLIO - 114.24%	11,026,867
(Cost $14,956,224)
	OTHER ASSETS AND LIABILITIES, NET - (14.24)%	(1,374,887)
	NET ASSETS - 100.00%	$9,651,980

____________________________
The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
LLC	Limited Liability Corporation
plc	Public Limited Company
SPDR	Standard & Poor's Depository Receipts

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved.
by the Board of Trustees. The value of this security amounted to $ 92,318,561 which represents 0.96% of net assets.

Cost amounts are in thousands.

At December 31, 2008, the net unrealized depreciation on investment was $(3,929,357,776), consisting of gross unrealized appreciation of $145,649,407 and gross unrealized depreciation of $(4,075,007,183).

For ease of presentation, a number of industry classification categories have been grouped together in the Schedule of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country
December 31, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$ 6,218,434,495	56.39%
TOTAL DOMESTIC	6,218,434,495	56.39

FOREIGN
AFGHANISTAN	1,859,394	0.02
AUSTRALIA	219,140,472	1.99
AUSTRIA	23,702,229	0.22
BELGIUM	19,184,719	0.17
BRAZIL	36,802,615	0.33
CANADA	314,793,591	2.86
CHILE	500,717	0.00
CHINA	57,885,213	0.53
CZECH REPUBLIC	3,534,874	0.03
DENMARK	22,240,169	0.20
FINLAND	41,070,700	0.37
FRANCE	491,372,944	4.46
GERMANY	416,498,724	3.78
GREECE	19,052,490	0.17
HONG KONG	76,837,323	0.70
INDIA	18,543,207	0.17
INDONESIA	2,177,333	0.02
IRELAND	13,850,375	0.13
ISLE OF MAN	405,454	0.00
ISRAEL	16,406,858	0.15
ITALY	115,592,423	1.05
JAPAN	1,003,927,168	9.10
KOREA, REPUBLIC OF	9,345,299	0.09
LUXEMBOURG	5,772,153	0.05
MALAYSIA	17,829,279	0.16
MEXICO	688,112	0.01
NETHERLANDS	90,416,068	0.82
NEW ZEALAND	666,311	0.01
NORWAY	13,616,294	0.12
PANAMA	2,713,042	0.02
PERU	1,534,471	0.01
PHILIPPINES	15,116,431	0.14
PORTUGAL	4,728,721	0.04
RUSSIA	282,403	0.00
SINGAPORE	38,817,590	0.35
SOUTH AFRICA	7,078,729	0.06
SPAIN	162,217,835	1.47
SWEDEN	40,747,255	0.37
SWITZERLAND	474,937,097	4.31
TAIWAN	32,514,310	0.30
THAILAND	18,412,298	0.17
UNITED ARAB EMIRATES	1,622,844	0.01
UNITED KINGDOM	953,996,595	8.65
TOTAL FOREIGN	4,808,432,129	43.61
TOTAL PORTFOLIO	$11,026,866,624	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS
December 31, 2008

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 99.13%

AMUSEMENT AND RECREATION SERVICES - 0.13%
64,438	*	Penn National Gaming, Inc	$1,378
4,007	*	Ticketmaster	26
413,810		Walt Disney Co	9,389
6,025		Warner Music Group Corp	18
		TOTAL AMUSEMENT AND RECREATION SERVICES	10,811

APPAREL AND ACCESSORY STORES - 0.65%
76,886		Abercrombie & Fitch Co (Class A)	1,774
269,205	*	Aeropostale, Inc	4,334
108,750		American Eagle Outfitters, Inc	1,018
20,566	*	AnnTaylor Stores Corp	119
1,002,547		Gap, Inc	13,424
83,839	*	Hanesbrands, Inc	1,069
401,135	*	Kohl's Corp	14,521
167,625		Limited Brands, Inc	1,683
163,990		Nordstrom, Inc	2,183
381,917		Ross Stores, Inc	11,354
106,065	*	Urban Outfitters, Inc	1,589
		TOTAL APPAREL AND ACCESSORY STORES	53,068

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
311,575		Guess ?, Inc	4,782
244,601		Phillips-Van Heusen Corp	4,924
151,353		Polo Ralph Lauren Corp (Class A)	6,873
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,579

AUTO REPAIR, SERVICES AND PARKING - 0.04%
16,021	*	Hertz Global Holdings, Inc	81
72,667		Ryder System, Inc	2,818
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,899

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.37%
292,836		Advance Auto Parts	9,854
115,635	*	Autozone, Inc	16,128
203,188	*	Carmax, Inc	1,601
60,253	*	Copart, Inc	1,638
46,375	*	O'Reilly Automotive, Inc	1,426
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	30,647

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.23%
116,221		Fastenal Co	4,050
694,800		Lowe's Cos, Inc	14,952
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	19,002

BUSINESS SERVICES - 13.78%
1,226,690	*	Activision Blizzard, Inc	10,599
2,018,977	*	Adobe Systems, Inc	42,984

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
221,583	*	Affiliated Computer Services, Inc (Class A)	$10,182
921,625	*	Akamai Technologies, Inc	13,907
273,377	*	Alliance Data Systems Corp	12,720
75,504	*	Amdocs Ltd	1,381
78,435	*	Ansys, Inc	2,188
711,497	*	Autodesk, Inc	13,981
471,746		Automatic Data Processing, Inc	18,558
347,971	*	BMC Software, Inc	9,364
36,226		Brink's Co	974
36,226	*	Brink's Home Security Holdings, Inc	794
532,494		CA, Inc	9,867
60,923	*	Cerner Corp	2,342
166,419	*	Citrix Systems, Inc	3,923
36,357	*	Clear Channel Outdoor Holdings, Inc (Class A)	224
265,584	*	Cognizant Technology Solutions Corp (Class A)	4,796
1,032,473	*	Compuware Corp	6,969
32,699	*	DST Systems, Inc	1,242
4,516,008	*	eBay, Inc	63,043
286,473	*	Electronic Arts, Inc	4,595
62,548		Equifax, Inc	1,659
7,759,390		Experian Group Ltd	48,194
75,772	*	F5 Networks, Inc	1,732
38,065		Factset Research Systems, Inc	1,684
39,790		Fidelity National Information Services, Inc	647
149,935	*	Fiserv, Inc	5,453
560,074	*	Google, Inc (Class A)	172,307
26,274	*	HLTH Corp	275
38,954	*	IHS, Inc (Class A)	1,458
36,360		IMS Health, Inc	551
2,050,216	*	Interpublic Group of Cos, Inc	8,119
2,064,798	*	Intuit, Inc	49,122
160,731	*	Iron Mountain, Inc	3,975
478,088	*	Juniper Networks, Inc	8,371
70,427		Lamar Advertising Co (Class A)	885
89,713		Manpower, Inc	3,049
111,438		Mastercard, Inc (Class A)	15,928
123,058	*	McAfee, Inc	4,254
11,066,059		Microsoft Corp	215,124
111,022	*	Monster Worldwide, Inc	1,342
543,399	*	NCR Corp	7,684
166,361	*	Netease.com (ADR)	3,677
143,045	*	Novell, Inc	556
178,373	*	Nuance Communications, Inc	1,848
1,888,811		Omnicom Group, Inc	50,847
8,388,343	*	Oracle Corp	148,725
176,917	*	Red Hat, Inc	2,339
127,625		Robert Half International, Inc	2,657
343,386	*	Salesforce.com, Inc	10,992
119,483	*	Sohu.com, Inc	5,656
640,212	*	Symantec Corp	8,656
188,227	*	Synopsys, Inc	3,486
150,767		Total System Services, Inc	2,111
176,353	*	Unisys Corp	150
180,480	*	VeriSign, Inc	3,444
1,248,149		Visa, Inc (Class A)	65,465
37,324	*	VMware, Inc (Class A)	884

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
7,776	*	WebMD Health Corp (Class A)	$183
2,878,638	*	Yahoo!, Inc	35,119
		TOTAL BUSINESS SERVICES	1,133,241

CHEMICALS AND ALLIED PRODUCTS - 15.19%
3,182,425		Abbott Laboratories	169,846
5,637	*	Abraxis Bioscience, Inc	372
395,851		Air Products & Chemicals, Inc	19,899
82,335		Albemarle Corp	1,836
10,880		Alberto-Culver Co	267
623,252	*	Amgen, Inc	35,993
2,085,479		Avon Products, Inc	50,114
263,741	*	Biogen Idec, Inc	12,562
88,694	*	BioMarin Pharmaceuticals, Inc	1,579
2,502,763		Bristol-Myers Squibb Co	58,189
550,276		Celanese Corp (Series A)	6,840
62,086	*	Cephalon, Inc	4,783
78,426		CF Industries Holdings, Inc	3,855
27,818	*	Charles River Laboratories International, Inc	729
16,100		Chemtura Corp	23
63,776		Church & Dwight Co, Inc	3,579
38,307		Clorox Co	2,128
1,117,531		Colgate-Palmolive Co	76,596
159,926		Ecolab, Inc	5,621
87,970		Eli Lilly & Co	3,543
88,111		Estee Lauder Cos (Class A)	2,728
177,902		FMC Corp	7,958
23,848	*	Forest Laboratories, Inc	607
1,094,401	*	Genentech, Inc	90,737
243,505	*	Genzyme Corp	16,161
2,974,140	*	Gilead Sciences, Inc	152,097
19,412	*	Hospira, Inc	521
15,566		Huntsman Corp	54
54,042	*	Idexx Laboratories, Inc	1,950
72,357		International Flavors & Fragrances, Inc	2,150
35,219	*	Inverness Medical Innovations, Inc	666
92,560	*	Invitrogen Corp	2,158
776,358		Johnson & Johnson	46,449
694,499		Merck & Co, Inc	21,113
1,510,615		Monsanto Co	106,272
241,536		Mosaic Co	8,357
50,181	*	Mylan Laboratories, Inc	496
118,456		Nalco Holding Co	1,367
23,552	*	NBTY, Inc	369
70,157		Perrigo Co	2,267
682,558		Pfizer, Inc	12,088
61,080		Potash Corp of Saskatchewan	4,430
15,360		PPG Industries, Inc	652
644,573		Praxair, Inc	38,262
1,249,438		Procter & Gamble Co	77,240
101,997		Rohm & Haas Co	6,302
1,911,655		Schering-Plough Corp	32,555
30,638		Scotts Miracle-Gro Co (Class A)	911
101,813	*	Sepracor, Inc	1,118
205,925		Sherwin-Williams Co	12,304
471,473		Shire plc (ADR)	21,113

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
61,093		Sigma-Aldrich Corp	$2,581
1,530,472		Teva Pharmaceutical Industries Ltd (ADR)	65,152
138,554	*	Vertex Pharmaceuticals, Inc	4,209
501,819	*	Warner Chilcott Ltd (Class A)	7,276
370,082	*	Watson Pharmaceuticals, Inc	9,833
811,419		Wyeth	30,436
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,249,293

COAL MINING - 0.32%
315,303	*	Alpha Natural Resources, Inc	5,105
135,935		Arch Coal, Inc	2,214
164,439		Consol Energy, Inc	4,700
79,364		Massey Energy Co	1,094
593,889		Peabody Energy Corp	13,511
		TOTAL COAL MINING	26,624

COMMUNICATIONS - 2.52%
1,096,451	*	American Tower Corp (Class A)	32,148
32,369	*	Central European Media Enterprises Ltd (Class A)	703
54,063	*	Clearwire Corp (Class A)	266
743,183		Comcast Corp (Class A)	12,545
56,544	*	Crown Castle International Corp	994
66,761	*	CTC Media, Inc	320
2,626,017	*	DIRECTV Group, Inc	60,162
729,473	*	DISH Network Corp (Class A)	8,090
354,609		Embarq Corp	12,752
29,422	*	Equinix, Inc	1,565
61,419		Frontier Communications Corp	537
71,550		Global Payments, Inc	2,346
10,018	*	IAC/InterActiveCorp	157
4,771	*	Leap Wireless International, Inc	128
1,353,783	*	Level 3 Communications, Inc	948
141,017	*	Liberty Global, Inc (Class A)	2,245
470,016	*	Liberty Media Corp - Entertainment (Series A)	8,216
219,232	*	MetroPCS Communications, Inc	3,256
71,854	*	NeuStar, Inc (Class A)	1,374
153,394	*	NII Holdings, Inc (Class B)	2,789
671,833		Qwest Communications International, Inc	2,445
108,326	*	SBA Communications Corp (Class A)	1,768
39,677		Telephone & Data Systems, Inc	1,260
69,048		Time Warner Cable, Inc (Class A)	1,481
5,714	*	US Cellular Corp	247
958,843		Verizon Communications, Inc	32,505
478,421	*	Viacom, Inc (Class B)	9,119
767,458		Windstream Corp	7,061
		TOTAL COMMUNICATIONS	207,427

DEPOSITORY INSTITUTIONS - 1.86%
1,227,264		Bank of New York Mellon Corp	34,768
7,273		Capitol Federal Financial	332
162,163		Hudson City Bancorp, Inc	2,588
80,858	*	Metavante Technologies, Inc	1,303
347,948		Northern Trust Corp	18,142
101,721		State Street Corp	4,001
1,909,368		Wachovia Corp	10,578
738,950		Wells Fargo & Co	21,784

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
4,127,134		Western Union Co	$59,183
		TOTAL DEPOSITORY INSTITUTIONS	152,679

EATING AND DRINKING PLACES - 1.71%
90,366		Brinker International, Inc	952
72,180		Burger King Holdings, Inc	1,724
29,658	*	Chipotle Mexican Grill, Inc (Class A)	1,838
126,009		Darden Restaurants, Inc	3,551
1,841,084		McDonald's Corp	114,497
166,533		Tim Hortons, Inc	4,803
431,467		Yum! Brands, Inc	13,591
		TOTAL EATING AND DRINKING PLACES	140,956

EDUCATIONAL SERVICES - 0.37%
277,843	*	Apollo Group, Inc (Class A)	21,288
56,953		DeVry, Inc	3,270
35,100	*	ITT Educational Services, Inc	3,334
13,279		Strayer Education, Inc	2,847
		TOTAL EDUCATIONAL SERVICES	30,739

ELECTRIC, GAS, AND SANITARY SERVICES - 1.49%
604,279	*	AES Corp	4,979
154,307		Allegheny Energy, Inc	5,225
318,460	*	Calpine Corp	2,318
187,059		Centerpoint Energy, Inc	2,361
360,940		Constellation Energy Group, Inc	9,056
108,070	*	Covanta Holding Corp	2,373
7,810		DPL, Inc	178
135,105		El Paso Corp	1,058
12,168		Energen Corp	357
124,484		Entergy Corp	10,348
300,098		Exelon Corp	16,689
90,634	*	Mirant Corp	1,710
80,040	*	NRG Energy, Inc	1,867
338,936		PPL Corp	10,402
711,858		Public Service Enterprise Group, Inc	20,765
59,064		Questar Corp	1,931
577,721		Republic Services, Inc	14,322
49,519		Sierra Pacific Resources	490
79,456	*	Stericycle, Inc	4,138
128,640		Waste Management, Inc	4,263
525,755		Williams Cos, Inc	7,613
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	122,443

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.84%
71,036	*	Advanced Micro Devices, Inc	153
274,779		Altera Corp	4,592
97,062		Ametek, Inc	2,932
160,800		Amphenol Corp (Class A)	3,856
263,022		Analog Devices, Inc	5,003
1,499,790	*	Apple Computer, Inc	128,007
255,784	*	Atmel Corp	801
59,351	*	Avnet, Inc	1,081
5,796		AVX Corp	46
467,848	*	Broadcom Corp (Class A)	7,939
89,120	*	Ciena Corp	597

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
11,649,788	*	Cisco Systems, Inc	$189,892
434,687		Cooper Industries Ltd (Class A)	12,706
33,276	*	Cree, Inc	528
131,501	*	Cypress Semiconductor Corp	588
45,369	*	Dolby Laboratories, Inc (Class A)	1,486
135,159		Eaton Corp	6,719
3,931	*	EchoStar Corp (Class A)	58
51,631	*	Energizer Holdings, Inc	2,795
295,103	*	First Solar, Inc	40,712
39,070		Harman International Industries, Inc	654
121,133		Harris Corp	4,609
72,132	*	Integrated Device Technology, Inc	405
9,932,376		Intel Corp	145,609
15,022	*	International Rectifier Corp	203
39,572		Intersil Corp (Class A)	364
101,704	*	JDS Uniphase Corp	371
263,048		L-3 Communications Holdings, Inc	19,408
25,972		Lincoln Electric Holdings, Inc	1,323
197,807		Linear Technology Corp	4,376
435,020	*	LSI Logic Corp	1,431
1,382,982	*	Marvell Technology Group Ltd	9,225
204,931	*	MEMC Electronic Materials, Inc	2,926
169,448		Microchip Technology, Inc	3,309
86,544	*	Micron Technology, Inc	228
31,871		Molex, Inc	462
204,292		National Semiconductor Corp	2,057
309,191	*	NetApp, Inc	4,319
27,815	*	Novellus Systems, Inc	343
511,503	*	Nvidia Corp	4,128
391,860	*	ON Semiconductor Corp	1,332
4,075,895		Qualcomm, Inc	146,039
94,033	*	Rambus, Inc	1,497
443,962	*	Renewable Energy Corp AS	4,253
261,499	*	Research In Motion Ltd	10,612
46,008	*	Silicon Laboratories, Inc	1,140
2,537,271	*	Sirius XM Radio, Inc	305
47,383	*	Sunpower Corp (Class A)	1,753
36,066	*	Sunpower Corp (Class B)	1,098
1,206,913		Texas Instruments, Inc	18,731
70,441	*	Varian Semiconductor Equipment Associates, Inc	1,276
252,199		Xilinx, Inc	4,494
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	808,771

ENGINEERING AND MANAGEMENT SERVICES - 2.34%
1,125,286		Accenture Ltd (Class A)	36,898
81,602	*	Aecom Technology Corp	2,508
123,301	*	Amylin Pharmaceuticals, Inc	1,338
1,008,997	*	Celgene Corp	55,777
31,543		Corporate Executive Board Co	696
161,732		Fluor Corp	7,257
51,912	*	Genpact Ltd	427
50,520	*	Gen-Probe, Inc	2,164
221,432	*	Hewitt Associates, Inc (Class A)	6,284
979,537	*	Jacobs Engineering Group, Inc	47,116
123,937		KBR, Inc	1,884
594,237	*	McDermott International, Inc	5,871

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
294,884		Paychex, Inc	$7,749
118,914		Quest Diagnostics, Inc	6,173
32,962	*	SAIC, Inc	642
370,353	*	Shaw Group, Inc	7,581
14,657	*	URS Corp	598
75,957	*	VCA Antech, Inc	1,510
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	192,473

FABRICATED METAL PRODUCTS - 0.44%
13,382	*	Alliant Techsystems, Inc	1,148
11,444		Aptargroup, Inc	403
11,751		Ball Corp	489
424,905	*	Crown Holdings, Inc	8,158
216,627		Illinois Tool Works, Inc	7,593
398,152		Parker Hannifin Corp	16,937
17,024		Valmont Industries, Inc	1,045
		TOTAL FABRICATED METAL PRODUCTS	35,773

FOOD AND KINDRED PRODUCTS - 3.19%
99,906		Campbell Soup Co	2,998
1,935,220		Coca-Cola Co	87,607
784,058		General Mills, Inc	47,631
159,756		H.J. Heinz Co	6,007
65,186	*	Hansen Natural Corp	2,186
71,471		Hershey Co	2,483
22,317		J.M. Smucker Co	968
129,376		Kellogg Co	5,673
40,753		McCormick & Co, Inc	1,298
1,913,631		PepsiCo, Inc	104,810
26,705		Tyson Foods, Inc (Class A)	234
		TOTAL FOOD AND KINDRED PRODUCTS	261,895

FOOD STORES - 0.45%
1,080,873		Kroger Co	28,546
24,792	*	Panera Bread Co (Class A)	1,295
665,028	*	Starbucks Corp	6,291
132,318		Whole Foods Market, Inc	1,249
		TOTAL FOOD STORES	37,381

FORESTRY - 0.00%**
8,644		Rayonier, Inc	271
		TOTAL FORESTRY	271

FURNITURE AND FIXTURES - 0.03%
8,515		Hill-Rom Holdings, Inc	140
81,051		Johnson Controls, Inc	1,472
50,895	*	Kinetic Concepts, Inc	976
		TOTAL FURNITURE AND FIXTURES	2,588

FURNITURE AND HOME FURNISHINGS STORES - 0.65%
979,824	*	Bed Bath & Beyond, Inc	24,907
517,224		Best Buy Co, Inc	14,539
366,364	*	GameStop Corp (Class A)	7,935
492,600		RadioShack Corp	5,882
13,799		Williams-Sonoma, Inc	109
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	53,372

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

GENERAL BUILDING CONTRACTORS - 0.02%
299	*	NVR, Inc	$136
44,989		Pulte Homes, Inc	492
56,507		Walter Industries, Inc	990
		TOTAL GENERAL BUILDING CONTRACTORS	1,618

GENERAL MERCHANDISE STORES - 2.96%
77,023	*	Big Lots, Inc	1,116
495,759		Costco Wholesale Corp	26,027
10,981		Family Dollar Stores, Inc	286
474,054		Macy's, Inc	4,907
958,174		Target Corp	33,086
916,395		TJX Cos, Inc	18,850
2,842,177		Wal-Mart Stores, Inc	159,333
		TOTAL GENERAL MERCHANDISE STORES	243,605

HEALTH SERVICES - 1.44%
17,899		AmerisourceBergen Corp	638
25,393	*	Community Health Systems, Inc	370
57,170	*	Covance, Inc	2,632
27,921	*	Coventry Health Care, Inc	415
80,519	*	DaVita, Inc	3,991
49,784	*	Edwards Lifesciences Corp	2,736
445,360	*	Express Scripts, Inc	24,486
140,319		Health Management Associates, Inc (Class A)	251
101,243	*	Laboratory Corp of America Holdings	6,521
309,949	*	Lincare Holdings, Inc	8,347
182,016		McKesson Corp	7,049
1,250,207	*	Medco Health Solutions, Inc	52,396
168,932		Omnicare, Inc	4,690
37,101	*	Pediatrix Medical Group, Inc	1,176
96,162		Pharmaceutical Product Development, Inc	2,790
244,168	*	Tenet Healthcare Corp	281
		TOTAL HEALTH SERVICES	118,769

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
121,516	*	Foster Wheeler Ltd	2,841
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,841

HOLDING AND OTHER INVESTMENT OFFICES - 1.20%
36,799	*	Affiliated Managers Group, Inc	1,543
30,201		Apartment Investment & Management Co (Class A)	349
28,628		Camden Property Trust	897
44,268		Digital Realty Trust, Inc	1,454
13		Duke Realty Corp	-	^
6,009		Essex Property Trust, Inc	461
17,079		Federal Realty Investment Trust	1,060
178,960		General Growth Properties, Inc	231
24,415		HCP, Inc	678
9,906		Health Care REIT, Inc	418
2,020,750		iShares Russell 1000 Growth Index Fund	74,889
3,400		Kilroy Realty Corp	114
66,584		Macerich Co	1,209
7,909		Nationwide Health Properties, Inc	227
50,243		Plum Creek Timber Co, Inc	1,745

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
204,496		Simon Property Group, Inc	$10,865
47,480		Taubman Centers, Inc	1,209
21,037		Ventas, Inc	706
59,003		WABCO Holdings, Inc	932
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	98,987

HOTELS AND OTHER LODGING PLACES - 0.27%
28,840		Boyd Gaming Corp	136
11,046		Choice Hotels International, Inc	332
166,990	*	Las Vegas Sands Corp	990
262,791		Marriott International, Inc (Class A)	5,111
105,084	*	MGM Mirage	1,446
35,628		Orient-Express Hotels Ltd (Class A)	273
169,859		Starwood Hotels & Resorts Worldwide, Inc	3,041
255,109		Wynn Resorts Ltd	10,781
		TOTAL HOTELS AND OTHER LODGING PLACES	22,110

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.23%
163,116	*	AGCO Corp	3,848
1,237,392		Applied Materials, Inc	12,535
2,083,850	*	Brocade Communications Systems, Inc	5,835
67,338		Bucyrus International, Inc (Class A)	1,247
7,212		Carlisle Cos, Inc	149
561,739		Caterpillar, Inc	25,093
421,570		Cummins, Inc	11,269
606,002		Deere & Co	23,222
1,651,522	*	Dell, Inc	16,912
50,495		Diebold, Inc	1,418
70,472		Donaldson Co, Inc	2,371
437,339		Dover Corp	14,397
75,724	*	Dresser-Rand Group, Inc	1,306
1,317,502	*	EMC Corp	13,794
90,811		Flowserve Corp	4,677
116,972	*	FMC Technologies, Inc	2,787
135,732	*	Gardner Denver, Inc	3,168
56,064		Graco, Inc	1,330
5,473,266		Hewlett-Packard Co	198,625
64,672		IDEX Corp	1,562
52,941		Ingersoll-Rand Co Ltd (Class A)	919
1,938,083		International Business Machines Corp	163,109
2,084,294		International Game Technology	24,782
123,863		ITT Industries, Inc	5,696
719,320		Jabil Circuit, Inc	4,855
24,466		John Bean Technologies Corp	200
307,819		Joy Global, Inc	7,046
16,432		Kennametal, Inc	365
103,123	*	Lam Research Corp	2,194
42,058		Lennox International, Inc	1,358
534,354		Manitowoc Co, Inc	4,628
29,584	*	Oil States International, Inc	553
110,370		Pall Corp	3,138
168,743		Pitney Bowes, Inc	4,300
40,681	*	SanDisk Corp	391
60,907	*	Scientific Games Corp (Class A)	1,068
108,879	m,v*	Seagate Technology	-	^
210,101		Seagate Technology, Inc	931

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
48,064		SPX Corp	$1,949
79,261	*	Teradata Corp	1,175
247,651	*	Terex Corp	4,289
31,696		Toro Co	1,046
115,910	*	Varian Medical Systems, Inc	4,062
828,312	*	Western Digital Corp	9,484
52,821	*	Zebra Technologies Corp (Class A)	1,070
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	594,153

INSTRUMENTS AND RELATED PRODUCTS - 4.37%
41,312	*	Advanced Medical Optics, Inc	273
328,365	*	Agilent Technologies, Inc	5,132
414,219		Allergan, Inc	16,701
90,725		Bard (C.R.), Inc	7,644
974,394		Baxter International, Inc	52,218
46,278		Beckman Coulter, Inc	2,033
222,710		Becton Dickinson & Co	15,231
83,394	*	Boston Scientific Corp	645
162,312		Danaher Corp	9,188
136,882		Dentsply International, Inc	3,866
1,311,307		Emerson Electric Co	48,007
836,117	*	Flir Systems, Inc	25,652
115,193		Garmin Ltd	2,208
56,243		Hillenbrand, Inc	938
578,872	*	Hologic, Inc	7,566
113,542	*	Illumina, Inc	2,958
34,919	*	Intuitive Surgical, Inc	4,434
30,725	*	Itron, Inc	1,958
143,667		Kla-Tencor Corp	3,131
1,024,081		Medtronic, Inc	32,177
32,345	*	Mettler-Toledo International, Inc	2,180
49,534	*	Millipore Corp	2,552
51,336		National Instruments Corp	1,251
47,524		PerkinElmer, Inc	661
467,173		Raytheon Co	23,845
71,244	*	Resmed, Inc	2,670
134,300		Rockwell Automation, Inc	4,330
146,553		Rockwell Collins, Inc	5,729
557,391		Roper Industries, Inc	24,196
308,362	*	St. Jude Medical, Inc	10,164
279,962		Stryker Corp	11,184
36,480		Techne Corp	2,354
96,871	*	Teradyne, Inc	409
410,082	*	Thermo Electron Corp	13,972
109,214	*	Trimble Navigation Ltd	2,360
90,491	*	Waters Corp	3,317
142,698	*	Zimmer Holdings, Inc	5,768
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	358,902

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
28,734		Brown & Brown, Inc	601
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	601

INSURANCE CARRIERS - 1.97%
209,219		ACE Ltd	11,072
986,572		Aetna, Inc	28,117

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
805,146		Aflac, Inc	$36,908
277,545		Axis Capital Holdings Ltd	8,082
35,062		Cigna Corp	591
5,754		Erie Indemnity Co (Class A)	217
5,209	*	Health Net, Inc	57
258,982	*	Humana, Inc	9,655
389,562		Metlife, Inc	13,580
195,654		Prudential Financial, Inc	5,921
5,716		Transatlantic Holdings, Inc	229
193,986		Travelers Cos, Inc	8,768
832,172		UnitedHealth Group, Inc	22,136
6,595		W.R. Berkley Corp	204
40,685	*	WellCare Health Plans, Inc	523
369,413	*	WellPoint, Inc	15,563
		TOTAL INSURANCE CARRIERS	161,623

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
101,279	*	Corrections Corp of America	1,657
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,657

LEATHER AND LEATHER PRODUCTS - 0.20%
795,443	*	Coach, Inc	16,521
		TOTAL LEATHER AND LEATHER PRODUCTS	16,521

LEGAL SERVICES - 0.02%
45,106	*	FTI Consulting, Inc	2,015
		TOTAL LEGAL SERVICES	2,015

METAL MINING - 0.57%
267,509		Anglo American plc	5,946
228,347		Barrick Gold Corp	8,396
178,185		Cleveland-Cliffs, Inc	4,563
592,703		Companhia Vale do Rio Doce (ADR)	7,178
47,836		Foundation Coal Holdings, Inc	671
398,734		Newmont Mining Corp	16,229
82,752	*	Patriot Coal Corp	517
197,832		Southern Copper Corp	3,177
		TOTAL METAL MINING	46,677

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.94%
325,474		Hasbro, Inc	9,494
17,534	*	Intrepid Potash, Inc	364
163,535		Nintendo Co Ltd	62,495
225,161		Tyco International Ltd	4,864
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	77,217

MISCELLANEOUS RETAIL - 1.68%
566,647	*	Amazon.com, Inc	29,058
2,261,490		CVS Corp	64,995
79,330	*	Dick's Sporting Goods, Inc	1,119
82,050	*	Dollar Tree, Inc	3,430
4,007	*	HSN, Inc	29
38,805		MSC Industrial Direct Co (Class A)	1,429
116,129		Petsmart, Inc	2,143
37,663	*	Priceline.com, Inc	2,774
543,239		Staples, Inc	9,735

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
116,229		Tiffany & Co	$2,746
831,641		Walgreen Co	20,517
		TOTAL MISCELLANEOUS RETAIL	137,975

MOTION PICTURES - 0.34%
71,882	*	DreamWorks Animation SKG, Inc (Class A)	1,816
1,432,646		News Corp (Class A)	13,023
1,321,483		Time Warner, Inc	13,294
		TOTAL MOTION PICTURES	28,133

NONDEPOSITORY INSTITUTIONS - 0.27%
770,669		American Express Co	14,296
444,966		Federal Home Loan Mortgage Corp	325
36,625		GLG Partners, Inc	83
19,895		Lender Processing Services, Inc	586
383,602	*	SLM Corp	3,414
223,640		Textron, Inc	3,102
667	*	Tree.com, Inc	1
		TOTAL NONDEPOSITORY INSTITUTIONS	21,807

OIL AND GAS EXTRACTION - 5.37%
183,240		Apache Corp	13,657
50,324	*	Atwood Oceanics, Inc	769
530,888		Baker Hughes, Inc	17,026
42,312		Cabot Oil & Gas Corp	1,100
420,675	*	Cameron International Corp	8,624
212,413		Chesapeake Energy Corp	3,435
25,543	*	CNX Gas Corp	697
26,773	*	Continental Resources, Inc	554
959,303	*	Denbury Resources, Inc	10,476
343,634		Devon Energy Corp	22,580
174,432		Diamond Offshore Drilling, Inc	10,281
12,115	*	Encore Acquisition Co	309
120,486		ENSCO International, Inc	3,421
170,909		EOG Resources, Inc	11,379
117,749		Equitable Resources, Inc	3,950
72,390	*	Global Industries Ltd	253
791,570		Halliburton Co	14,391
20,730	*	Helix Energy Solutions Group, Inc	150
18,758	*	Key Energy Services, Inc	83
57,624	*	Mariner Energy, Inc	588
37,142	*	Nabors Industries Ltd	445
548,133	*	National Oilwell Varco, Inc	13,396
241,823		Noble Corp	5,342
10,217		Noble Energy, Inc	503
1,667,561		Occidental Petroleum Corp	100,037
49,558	*	Oceaneering International, Inc	1,444
85,836		Patterson-UTI Energy, Inc	988
218,082	*	PetroHawk Energy Corp	3,409
410,328		Petroleo Brasileiro S.A. (ADR)	10,049
88,238	*	Plains Exploration & Production Co	2,051
108,484	*	Pride International, Inc	1,734
111,934	*	Quicksilver Resources, Inc	623
329,612		Range Resources Corp	11,335
36,759		Rowan Cos, Inc	584
2,753,992		Schlumberger Ltd	116,576

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
2,272	*	SEACOR Holdings, Inc	$151
197,123		Smith International, Inc	4,512
311,065	*	Southwestern Energy Co	9,012
22,841		St. Mary Land & Exploration Co	464
70,845	*	Superior Energy Services	1,129
84,987	*	Tetra Technologies, Inc	413
3,586		Tidewater, Inc	144
96,040		Transocean Ltd	4,538
31,042	*	Unit Corp	829
273,976		W&T Offshore, Inc	3,923
620,624	*	Weatherford International Ltd	6,715
38,103	*	Whiting Petroleum Corp	1,275
459,450		XTO Energy, Inc	16,205
		TOTAL OIL AND GAS EXTRACTION	441,549

PAPER AND ALLIED PRODUCTS - 0.15%
120,625		Greif, Inc (Class A)	4,033
156,625		Kimberly-Clark Corp	8,260
21,801		Packaging Corp of America	293
		TOTAL PAPER AND ALLIED PRODUCTS	12,586

PERSONAL SERVICES - 0.09%
297,297		H&R Block, Inc	6,755
29,875		Weight Watchers International, Inc	879
		TOTAL PERSONAL SERVICES	7,634

PETROLEUM AND COAL PRODUCTS - 2.04%
10,500		Ashland, Inc	110
1,639,411		Exxon Mobil Corp	130,874
93,572		Frontier Oil Corp	1,182
323,128		Hess Corp	17,333
39,025		Holly Corp	711
170,901		Murphy Oil Corp	7,580
106,673	*	SandRidge Energy, Inc	656
317,843		Suncor Energy, Inc	6,198
62,415		Sunoco, Inc	2,713
35,941		Tesoro Corp	473
		TOTAL PETROLEUM AND COAL PRODUCTS	167,830

PRIMARY METAL INDUSTRIES - 1.14%
114,751		AK Steel Holding Corp	1,069
569,712		Alcoa, Inc	6,415
90,896		Allegheny Technologies, Inc	2,321
3,684		Carpenter Technology Corp	76
23,254	*	Century Aluminum Co	232
62,814	*	CommScope, Inc	976
2,346,099		Corning, Inc	22,358
47,431	*	General Cable Corp	839
21,998		Hubbell, Inc (Class B)	719
60,588		Nucor Corp	2,799
735,423		Precision Castparts Corp	43,743
2,493		Schnitzer Steel Industries, Inc (Class A)	94
42,005		Steel Dynamics, Inc	470
16,419		Titanium Metals Corp	145
102,995		United States Steel Corp	3,831
65,605		Vallourec	7,387

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
		TOTAL PRIMARY METAL INDUSTRIES	$93,474

PRINTING AND PUBLISHING - 0.34%
292,083		Dun & Bradstreet Corp	22,549
37,256		John Wiley & Sons, Inc (Class A)	1,325
143,951		McGraw-Hill Cos, Inc	3,338
39,629	*	MSCI, Inc (Class A)	704
		TOTAL PRINTING AND PUBLISHING	27,916

RAILROAD TRANSPORTATION - 1.21%
256,891		Burlington Northern Santa Fe Corp	19,449
697,137		CSX Corp	22,636
173,540	*	Kansas City Southern Industries, Inc	3,306
382,645		Norfolk Southern Corp	18,004
755,950		Union Pacific Corp	36,134
		TOTAL RAILROAD TRANSPORTATION	99,529

REAL ESTATE - 0.03%
83,135	*	CB Richard Ellis Group, Inc (Class A)	359
81,942		Forest City Enterprises, Inc (Class A)	549
70,801	*	St. Joe Co	1,722
		TOTAL REAL ESTATE	2,630

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.28%
139,556	*	Goodyear Tire & Rubber Co	833
432,080		Nike, Inc (Class B)	22,036
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	22,869

SECURITY AND COMMODITY BROKERS - 2.19%
87,488		BlackRock, Inc	11,737
130,074		Broadridge Financial Solutions, Inc	1,631
4,262,442		Charles Schwab Corp	68,924
42,770		CME Group, Inc	8,901
115,338	*	E*Trade Financial Corp	133
90,265		Eaton Vance Corp	1,896
76,195		Federated Investors, Inc (Class B)	1,292
74,385		Franklin Resources, Inc	4,744
42,304		Goldman Sachs Group, Inc	3,570
293,621	*	IntercontinentalExchange, Inc	24,206
423,372		Invesco Ltd	6,114
35,064	*	Investment Technology Group, Inc	797
136,123		Janus Capital Group, Inc	1,093
406,911		Lazard Ltd (Class A)	12,102
271,371		Legg Mason, Inc	5,946
46,300	*	MF Global Ltd	94
367,718		Morgan Stanley	5,898
14,491	*	Morningstar, Inc	514
67,289	*	Nasdaq Stock Market, Inc	1,663
143,572		NYSE Euronext	3,931
121,078		SEI Investments Co	1,902
235,920		T Rowe Price Group, Inc	8,361
224,445	*	TD Ameritrade Holding Corp	3,198
77,941		Waddell & Reed Financial, Inc (Class A)	1,205
		TOTAL SECURITY AND COMMODITY BROKERS	179,852

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
SPECIAL TRADE CONTRACTORS - 0.03%
138,507	*	Quanta Services, Inc	$2,742
		TOTAL SPECIAL TRADE CONTRACTORS	2,742

STONE, CLAY, AND GLASS PRODUCTS - 0.60%
642,471		3M Co	36,968
36,673		Eagle Materials, Inc	675
131,880		Gentex Corp	1,164
385,035	*	Owens-Illinois, Inc	10,523
33,303	*	USG Corp	268
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	49,598

TOBACCO PRODUCTS - 2.04%
2,626,998		Altria Group, Inc	39,562
83,800		Lorillard, Inc	4,722
2,842,189		Philip Morris International, Inc	123,664
		TOTAL TOBACCO PRODUCTS	167,948

TRANSPORTATION BY AIR - 0.21%
967,644	*	AMR Corp	10,325
19,577		Copa Holdings S.A. (Class A)	594
529,257	*	Delta Air Lines, Inc	6,065
		TOTAL TRANSPORTATION BY AIR	16,984

TRANSPORTATION EQUIPMENT - 2.52%
90,214	*	BE Aerospace, Inc	694
1,044,111		Boeing Co	44,552
109,836		General Dynamics Corp	6,326
249,414		Goodrich Corp	9,233
188,919		Harley-Davidson, Inc	3,206
77,444		Harsco Corp	2,144
1,187,057		Honeywell International, Inc	38,971
544,876		Lockheed Martin Corp	45,813
345,544		Northrop Grumman Corp	15,563
50,842		Oshkosh Truck Corp	452
332,050		Paccar, Inc	9,497
10,316		Thor Industries, Inc	136
564,633		United Technologies Corp	30,264
		TOTAL TRANSPORTATION EQUIPMENT	206,851

TRANSPORTATION SERVICES - 0.20%
155,650		CH Robinson Worldwide, Inc	8,565
194,946		Expeditors International Washington, Inc	6,486
4,678		GATX Corp	145
4,007	*	Interval Leisure Group, Inc	22
82,429		UTI Worldwide, Inc	1,182
		TOTAL TRANSPORTATION SERVICES	16,400

TRUCKING AND WAREHOUSING - 0.47%
6,782		Con-way, Inc	180
72,875		J.B. Hunt Transport Services, Inc	1,915
46,682		Landstar System, Inc	1,794
623,818		United Parcel Service, Inc (Class B)	34,410
		TOTAL TRUCKING AND WAREHOUSING	38,299

WATER TRANSPORTATION - 0.06%
80,103		Carnival Corp	1,948

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

					VALUE
SHARES		COMPANY			(000)
43,258		Frontline Ltd			$1,281
48,780	*	Kirby Corp			1,335
		TOTAL WATER TRANSPORTATION			4,564

WHOLESALE TRADE-DURABLE GOODS - 0.19%
7,487	*	Arrow Electronics, Inc			141
91,252		BorgWarner, Inc			1,986
121,842	*	LKQ Corp			1,421
34,681		Martin Marietta Materials, Inc			3,367
108,464	*	Patterson Cos, Inc			2,034
6,828	*	Tech Data Corp			122
70,158		W.W. Grainger, Inc			5,531
27,731	*	WESCO International, Inc			533
		TOTAL WHOLESALE TRADE-DURABLE GOODS			15,135

WHOLESALE TRADE-NONDURABLE GOODS - 0.63%
74,488		Airgas, Inc			2,904
54,350	*	Bare Escentuals, Inc			284
71,128		Brown-Forman Corp (Class B)			3,662
392,003		Cardinal Health, Inc			13,512
39,416	*	Central European Distribution Corp			777
95,208		Dean Foods Co			1,711
299,787	*	Endo Pharmaceuticals Holdings, Inc			7,759
76,921	*	Henry Schein, Inc			2,822
58,661		Herbalife Ltd			1,272
549,000		Sysco Corp			12,594
284,956		Terra Industries, Inc			4,750
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			52,047

		TOTAL COMMON STOCKS			8,150,580
		(Cost $10,986,506)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.61%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.61%
$2,900,000		Federal Home Loan Bank (FHLB)	0.00%	03/10/2009	2,900
6,930,000		(FHLB)	0.00%	03/24/2009	6,929
1,100,000		Federal Home Loan Mortgage Corp (FHLMC)	0.00%	04/07/2009	1,099
6,540,000		(FHLMC)	0.00%	04/17/2009	6,537
4,500,000		(FHLMC) 0.00%	0.00%	06/30/2009	4,493
14,580,000		Federal National Mortgage Association (FNMA)	0.00%	02/03/2009	14,580
7,200,000		(FNMA)	0.00%	02/17/2009	7,200
2,000,000		(FNMA)	0.00%	03/02/2009	2,000
4,600,000		(FNMA)	0.00%	04/10/2009	4,598
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			50,336

		TOTAL SHORT-TERM INVESTMENTS			50,336
		(Cost $50,284)

		TOTAL PORTFOLIO - 99.74%			8,200,916
		(Cost $11,036,790)

		OTHER ASSETS AND LIABILITIES, NET - 0.26%			21,436

		NET ASSETS - 100.00%			$ 8,222,352

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $ -
which represents - % of net assets.

Cost amounts are in thousands.

At December 31, 2008, the net unrealized depreciation on investment was $(2,835,874,143), consisting of gross unrealized appreciation of $108,926,660 and gross unrealized depreciation of $(2,944,800,803).

For ease of presentation, a number of industry classification categories have been grouped together in the Schedule of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
Summary of Market Values by Country
December 31, 2008
		% of
		Market
COUNTRY	Value	Value
DOMESTIC
UNITED STATES	$7,802,635,785	95.14%
TOTAL DOMESTIC	7,802,635,785	95.14

FOREIGN
BERMUDA	1,280,869	0.02
BRAZIL	17,226,566	0.21
CANADA	34,438,916	0.42
CHINA	3,676,578	0.04
CZECH REPUBLIC	703,055	0.01
FRANCE	7,386,728	0.09
GUERNSEY, C.I.	1,380,968	0.02
ISRAEL	65,152,175	0.79
JAPAN	62,495,168	0.76
NORWAY	4,252,592	0.05
PANAMA	593,575	0.01
POLAND	776,495	0.01
SWITZERLAND	123,663,643	1.51
UNITED KINGDOM	75,252,856	0.92
TOTAL FOREIGN	398,280,184	4.86
TOTAL PORTFOLIO	$8,200,915,969	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2008
			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 99.66%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
31,603	*	Chiquita Brands International, Inc	$467
2,482		Griffin Land & Nurseries, Inc (Class A)	91
		TOTAL AGRICULTURAL PRODUCTION-CROPS	558

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
9,480		Cal-Maine Foods, Inc	272
269		Seaboard Corp	321
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	593

AGRICULTURAL SERVICES - 0.00%**
8,402	*	Cadiz, Inc	105
7,129		Calavo Growers, Inc	82
		TOTAL AGRICULTURAL SERVICES	187

AMUSEMENT AND RECREATION SERVICES - 0.52%
39,264	*	Bally Technologies, Inc	944
6,588		Churchill Downs, Inc	266
9,373		Dover Downs Gaming & Entertainment, Inc	30
10,886		Dover Motorsports, Inc	14
24,506		International Speedway Corp (Class A)	704
25,080	*	Life Time Fitness, Inc	325
55,811	*	Live Nation, Inc	320
55,061	*	Penn National Gaming, Inc	1,177
51,754	*	Pinnacle Entertainment, Inc	397
51,146	*	Six Flags, Inc	16
9,984		Speedway Motorsports, Inc	161
26,504	*	Ticketmaster	170
11,514	*	Town Sports International Holdings, Inc	37
1,404,578		Walt Disney Co	31,870
39,735		Warner Music Group Corp	120
32,786	*	WMS Industries, Inc	882
14,269		World Wrestling Entertainment, Inc (Class A)	158
		TOTAL AMUSEMENT AND RECREATION SERVICES	37,591

APPAREL AND ACCESSORY STORES - 0.47%
62,025		Abercrombie & Fitch Co (Class A)	1,431
47,661	*	Aeropostale, Inc	767
23,623	*	American Apparel, Inc	47
124,208		American Eagle Outfitters, Inc	1,163
61,085	*	AnnTaylor Stores Corp	352
27,659		Bebe Stores, Inc	207
32,106		Brown Shoe Co, Inc	272
18,027		Buckle, Inc	393
8,748	*	Cache, Inc	18
41,398	*	Carter's, Inc	797
25,746	*	Casual Male Retail Group, Inc	13
21,208		Cato Corp (Class A)	320
18,007	*	Charlotte Russe Holding, Inc	117

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
84,814	*	Charming Shoppes, Inc	$207
164,159	*	Chico's FAS, Inc	686
17,847	*	Children's Place Retail Stores, Inc	387
27,159		Christopher & Banks Corp	152
9,666	*	Citi Trends, Inc	142
45,917	*	Collective Brands, Inc	538
33,313	*	Dress Barn, Inc	358
12,248	*	DSW, Inc (Class A)	153
34,177		Finish Line, Inc (Class A)	191
110,542		Foot Locker, Inc	811
353,977		Gap, Inc	4,740
69,057	*	Hanesbrands, Inc	880
31,627	*	HOT Topic, Inc	293
40,087	*	J Crew Group, Inc	489
16,603	*	JOS A Bank Clothiers, Inc	434
226,202	*	Kohl's Corp	8,189
204,693		Limited Brands, Inc	2,055
15,006	*	New York & Co, Inc	35
130,858		Nordstrom, Inc	1,742
49,497	*	Pacific Sunwear Of California, Inc	79
97,810		Ross Stores, Inc	2,908
5,056	*	Shoe Carnival, Inc	48
30,798		Stage Stores, Inc	254
4,598		Syms Corp	41
24,891		Talbots, Inc	59
17,529	*	Tween Brands, Inc	76
23,577	*	Under Armour, Inc (Class A)	562
81,421	*	Urban Outfitters, Inc	1,220
60,082	*	Wet Seal, Inc (Class A)	178
		TOTAL APPAREL AND ACCESSORY STORES	33,804

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
9,339		Columbia Sportswear Co	330
9,368	*	G-III Apparel Group Ltd	60
43,320		Guess ?, Inc	665
20,403	*	Gymboree Corp	532
78,726		Jones Apparel Group, Inc	461
66,068		Liz Claiborne, Inc	172
15,900	*	Lululemon Athletica, Inc	126
13,600	*	Maidenform Brands, Inc	138
36,843		Phillips-Van Heusen Corp	742
40,291		Polo Ralph Lauren Corp (Class A)	1,830
105,727	*	Quiksilver, Inc	195
15,272	*	True Religion Apparel, Inc	190
63,199		VF Corp	3,461
33,246	*	Warnaco Group, Inc	653
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	9,555

AUTO REPAIR, SERVICES AND PARKING - 0.06%
7,541	*	Amerco, Inc	260
19,858	*	Dollar Thrifty Automotive Group, Inc	22
237,779	*	Hertz Global Holdings, Inc	1,206
10,010	*	Midas, Inc	105
12,456		Monro Muffler, Inc	318
41,149		Ryder System, Inc	1,596
7,402	*	Standard Parking Corp	143

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
28,100	*	Wright Express Corp	$354
		TOTAL AUTO REPAIR, SERVICES AND PARKING	4,004

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
68,507		Advance Auto Parts	2,305
6,968	*	America's Car-Mart, Inc	96
18,263		Asbury Automotive Group, Inc	83
82,991	*	Autonation, Inc	820
28,262	*	Autozone, Inc	3,942
160,544	*	Carmax, Inc	1,265
46,163	*	Copart, Inc	1,255
11,554	*	MarineMax, Inc	39
100,717	*	O'Reilly Automotive, Inc	3,096
29,308		Penske Auto Group, Inc	225
21,664	*	Rush Enterprises, Inc (Class A)	186
21,187		Sonic Automotive, Inc (Class A)	84
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	13,396

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.77%
9,000	*	Builders FirstSource, Inc	14
94,795		Fastenal Co	3,304
1,245,282		Home Depot, Inc	28,666
1,079,767		Lowe's Cos, Inc	23,237
6,760	*	Lumber Liquidators, Inc	71
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	55,292

BUSINESS SERVICES - 6.67%
293,881	*	3Com Corp	670
10,702	*	3D Systems Corp	85
34,087		Aaron Rents, Inc	907
34,759		ABM Industries, Inc	662
27,282	*	ACI Worldwide, Inc	434
438,352	*	Activision Blizzard, Inc	3,787
40,528	*	Actuate Corp	120
44,925		Acxiom Corp	364
16,355		Administaff, Inc	355
393,759	*	Adobe Systems, Inc	8,383
12,368	*	Advent Software, Inc	247
65,443	*	Affiliated Computer Services, Inc (Class A)	3,007
39,824		Aircastle Ltd	190
129,653	*	Akamai Technologies, Inc	1,956
49,206	*	Alliance Data Systems Corp	2,290
146,714	*	Amdocs Ltd	2,683
26,021	*	American Reprographics Co	180
15,720		American Software, Inc (Class A)	74
23,326	*	AMN Healthcare Services, Inc	197
61,924	*	Ansys, Inc	1,727
22,243		Arbitron, Inc	295
68,046	*	Ariba, Inc	491
79,212	*	Art Technology Group, Inc	153
11,658		Asset Acceptance Capital Corp	60
14,808	*	athenahealth, Inc	557
162,765	*	Autodesk, Inc	3,198
382,652		Automatic Data Processing, Inc	15,054
72,203	*	Avis Budget Group, Inc	51
35,025	*	Avocent Corp	627

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
8,158	*	Bankrate, Inc	$310
15,409		BGC Partners, Inc (Class A)	43
31,258		Blackbaud, Inc	422
24,220	*	Blackboard, Inc	635
24,984	*	Blue Coat Systems, Inc	210
142,525	*	BMC Software, Inc	3,835
12,774	*	Bottomline Technologies, Inc	91
45,773	*	BPZ Energy, Inc	293
37,869		Brady Corp (Class A)	907
30,127		Brink's Co	810
30,127	*	Brink's Home Security Holdings, Inc	660
284,892		CA, Inc	5,279
21,336	*	CACI International, Inc (Class A)	962
191,313	*	Cadence Design Systems, Inc	700
5,462	*	CAI International, Inc	17
21,031	*	Callidus Software, Inc	63
11,193	*	Capella Education Co	658
21,613	*	Cavium Networks, Inc	227
46,548	*	CBIZ, Inc	403
51,298	*	Cerner Corp	1,972
22,101	*	Chordiant Software, Inc	59
36,800	*	Ciber, Inc	177
135,018	*	Citrix Systems, Inc	3,182
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	172
7,443	*	Clinical Data, Inc	66
35,274	*	Cogent Communications Group, Inc	230
30,867	*	Cogent, Inc	419
32,766		Cognex Corp	485
211,209	*	Cognizant Technology Solutions Corp (Class A)	3,814
30,771	*	Commvault Systems, Inc	413
14,638		Compass Diversified Trust	165
10,442	*	Compellent Technologies, Inc	102
6,637		Computer Programs & Systems, Inc	178
109,761	*	Computer Sciences Corp	3,857
195,276	*	Compuware Corp	1,318
11,985	*	COMSYS IT Partners, Inc	27
33,165	*	Concur Technologies, Inc	1,088
14,777	*	Constant Contact, Inc	196
94,883	*	Convergys Corp	608
14,866	*	CoStar Group, Inc	490
29,162	*	CSG Systems International, Inc	509
49,466	*	Cybersource Corp	593
26,898	*	Data Domain, Inc	506
30,663	*	DealerTrack Holdings, Inc	365
9,295	*	Deltek, Inc	43
37,676		Deluxe Corp	564
11,372	*	Dice Holdings, Inc	46
27,830	*	Digital River, Inc	690
16,736	*	DivX, Inc	88
4,195	*	DMRC Corp	42
12,741	*	Double-Take Software, Inc	114
32,321	*	DST Systems, Inc	1,228
18,300	*	DynCorp International, Inc (Class A)	278
82,942	*	Earthlink, Inc	561
819,179	*	eBay, Inc	11,436
4,491	*	Ebix, Inc	107

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
18,386	*	Echelon Corp	$150
42,934	*	Eclipsys Corp	609
11,677		Electro Rent Corp	130
234,335	*	Electronic Arts, Inc	3,759
39,428	*	Electronics for Imaging, Inc	377
45,086	*	Entrust, Inc	71
42,487	*	Epicor Software Corp	204
25,591	*	EPIQ Systems, Inc	428
93,923		Equifax, Inc	2,491
51,812	*	Evergreen Energy, Inc	15
13,663	*	ExlService Holdings, Inc	117
149,939	*	Expedia, Inc	1,235
60,414	*	F5 Networks, Inc	1,381
32,751		Factset Research Systems, Inc	1,449
36,812		Fair Isaac Corp	621
22,225	*	FalconStor Software, Inc	62
142,853		Fidelity National Information Services, Inc	2,324
5,700	*	First Advantage Corp (Class A)	81
120,384	*	Fiserv, Inc	4,378
11,266	*	Forrester Research, Inc	318
43,182	*	Gartner, Inc	770
15,914	*	Gerber Scientific, Inc	81
19,091		Gevity HR, Inc	29
31,343	*	Global Cash Access, Inc	70
11,283	*	Global Sources Ltd	61
174,930	*	Google, Inc (Class A)	53,817
7,107	*	Guidance Software, Inc	29
12,787	*	H&E Equipment Services, Inc	99
30,102	*	Hackett Group, Inc	88
27,742		Healthcare Services Group	442
20,843		Heartland Payment Systems, Inc	365
14,300		Heidrick & Struggles International, Inc	308
61,058	*	HLTH Corp	639
17,918	*	HMS Holdings Corp	565
18,794	*	HSW International, Inc	7
17,722	*	Hudson Highland Group, Inc	59
37,591	*	Hypercom Corp	41
10,436	*	i2 Technologies, Inc	67
4,942	*	ICT Group, Inc	23
12,987	*	iGate Corp	85
32,471	*	IHS, Inc (Class A)	1,215
133,441		IMS Health, Inc	2,023
20,612		infoGROUP, Inc	98
67,760	*	Informatica Corp	930
23,086		Infospace, Inc	174
22,974	*	Innerworkings, Inc	150
11,404	*	Integral Systems, Inc	137
27,564		Interactive Data Corp	680
9,285	*	Interactive Intelligence, Inc	60
34,783	*	Internap Network Services Corp	87
15,520	*	Internet Brands, Inc (Class A)	90
32,107	*	Internet Capital Group, Inc	175
339,254	*	Interpublic Group of Cos, Inc	1,343
30,914	*	Interwoven, Inc	390
239,015	*	Intuit, Inc	5,686
23,825	*	inVentiv Health, Inc	275

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
130,488	*	Iron Mountain, Inc	$3,227
54,563		Jack Henry & Associates, Inc	1,059
18,698	*	JDA Software Group, Inc	246
389,488	*	Juniper Networks, Inc	6,820
16,327		Kelly Services, Inc (Class A)	212
17,839	*	Kenexa Corp	142
10,875	*	Keynote Systems, Inc	84
21,985	*	Kforce, Inc	169
19,259	*	Knot, Inc	160
34,304	*	Korn/Ferry International	392
58,590		Lamar Advertising Co (Class A)	736
99,271	*	Lawson Software, Inc	471
21,868	*	Limelight Networks, Inc	54
10,323	*	Liquidity Services, Inc	86
23,625	*	Magma Design Automation, Inc	24
19,563	*	Manhattan Associates, Inc	309
57,133		Manpower, Inc	1,942
14,798	*	Mantech International Corp (Class A)	802
16,386		Marchex, Inc (Class B)	96
53,866		Mastercard, Inc (Class A)	7,699
110,429	*	McAfee, Inc	3,818
62,676	*	Mentor Graphics Corp	324
5,931,839		Microsoft Corp	115,315
6,831	*	MicroStrategy, Inc (Class A)	254
25,516	*	Midway Games, Inc	5
33,165	*	MODUSLINK GLOBAL SOLUTIONS,Inc	96
10,401	*	Monotype Imaging Holdings, Inc	60
90,011	*	Monster Worldwide, Inc	1,088
76,340	*	Move, Inc	122
71,559	*	MPS Group, Inc	539
30,812	*	MSC.Software Corp	206
4,688	*	NCI, Inc (Class A)	141
127,822	*	NCR Corp	1,807
24,391	*	Ness Technologies, Inc	104
30,099	*	NetFlix, Inc	900
21,523	*	Netscout Systems, Inc	186
5,077	*	NetSuite, Inc	43
27,305		NIC, Inc	126
263,166	*	Novell, Inc	1,024
144,966	*	Nuance Communications, Inc	1,502
233,165		Omnicom Group, Inc	6,277
49,914	*	Omniture, Inc	531
25,372	*	On Assignment, Inc	144
14,464	*	Online Resources Corp	69
66,009	*	OpenTV Corp (Class A)	81
9,552	*	Opnet Technologies, Inc	94
2,872,470	*	Oracle Corp	50,929
90,859	*	Parametric Technology Corp	1,149
14,951		PC-Tel, Inc	98
7,322		Pegasystems, Inc	91
20,679	*	Perficient, Inc	99
61,125	*	Perot Systems Corp (Class A)	836
29,033	*	Phase Forward, Inc	363
19,353	*	Phoenix Technologies Ltd	68
10,816		Portfolio Recovery Associates, Inc	366
46,371	*	Premiere Global Services, Inc	399

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
28,939	*	Progress Software Corp	$557
9,299	*	PROS Holdings, Inc	53
4,545	*	Protection One, Inc	22
8,302		QAD, Inc	35
13,420		Quality Systems, Inc	585
52,171	*	Quest Software, Inc	657
15,387	*	Radiant Systems, Inc	52
15,185	*	Radisys Corp	84
31,846	*	Raser Technologies, Inc	121
72,153	*	RealNetworks, Inc	255
141,932	*	Red Hat, Inc	1,876
5,893		Renaissance Learning, Inc	53
49,265	*	Rent-A-Center, Inc	870
20,163	*	RightNow Technologies, Inc	156
14,300	*	Riskmetrics Group Inc	213
103,929		Robert Half International, Inc	2,164
30,289		Rollins, Inc	548
34,156	*	RSC Holdings, Inc	291
41,988	*	S1 Corp	331
77,325	*	Salesforce.com, Inc	2,475
55,315	*	Sapient Corp	246
20,806	*	Smith Micro Software, Inc	116
21,404	*	Sohu.com, Inc	1,013
45,445	*	SonicWALL, Inc	181
165,491	*	Sonus Networks, Inc	261
48,415		Sotheby's (Class A)	430
14,838	*	Sourcefire, Inc	83
42,038	*	Spherion Corp	93
13,651	*	SPSS, Inc	368
31,079	*	SRA International, Inc (Class A)	536
14,356	*	Stratasys, Inc	154
16,116	*	SuccessFactors, Inc	93
575,173	*	Sun Microsystems, Inc	2,197
32,388	*	SupportSoft, Inc	72
56,891	*	Sybase, Inc	1,409
24,041	*	SYKES Enterprises, Inc	460
616,323	*	Symantec Corp	8,333
13,094	*	Synchronoss Technologies, Inc	140
12,476	*	SYNNEX Corp	141
108,202	*	Synopsys, Inc	2,004
9,061		Syntel, Inc	209
56,639		Take-Two Interactive Software, Inc	428
11,400		TAL International Group, Inc	161
16,434	*	Taleo Corp (Class A)	129
5,765	*	TechTarget, Inc	25
29,375	*	TeleTech Holdings, Inc	245
7,088		Textainer Group Holdings Ltd	75
12,795		TheStreet.com, Inc	37
48,928	*	THQ, Inc	205
137,923	*	TIBCO Software, Inc	716
16,913		TNS, Inc	159
119,611	*	Total System Services, Inc	1,675
18,504	*	TradeStation Group, Inc	119
37,265	*	TrueBlue, Inc	357
17,682	*	Ultimate Software Group, Inc	258
6,599	*	Unica Corp	36

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
246,359	*	Unisys Corp	$209
53,083		United Online, Inc	322
49,976	*	United Rentals, Inc	456
70,702	*	Valueclick, Inc	484
19,828	*	Vasco Data Security International	205
143,825	*	VeriSign, Inc	2,744
15,178		Viad Corp	376
20,615	*	Vignette Corp	194
5,940		Virtusa Corp	34
329,680		Visa, Inc (Class A)	17,292
34,158	*	VMware, Inc (Class A)	809
11,624	*	Vocus, Inc	212
12,149	*	Volt Information Sciences, Inc	88
4,946	*	WebMD Health Corp (Class A)	117
33,540	*	Websense, Inc	502
19,543	*	Website Pros, Inc	72
53,517	*	Wind River Systems, Inc	483
1,020,098	*	Yahoo!, Inc	12,445
		TOTAL BUSINESS SERVICES	478,465

CHEMICALS AND ALLIED PRODUCTS - 13.42%
1,139,642		Abbott Laboratories	60,823
4,621	*	Abraxis Bioscience, Inc	305
21,809	*	Acadia Pharmaceuticals, Inc	20
29,951	*	Acorda Therapeutics, Inc	614
33,118	*	Adolor Corp	55
154,623		Air Products & Chemicals, Inc	7,773
17,349	*	Albany Molecular Research, Inc	169
65,687		Albemarle Corp	1,465
64,870		Alberto-Culver Co	1,590
57,670	*	Alexion Pharmaceuticals, Inc	2,087
14,002	*	Alexza Pharmaceuticals, Inc	44
70,988	*	Alkermes, Inc	756
38,130	*	Allos Therapeutics, Inc	233
27,380	*	Alnylam Pharmaceuticals, Inc	677
15,148		AMAG Pharmaceuticals, Inc	543
48,382	*	American Oriental Bioengineering, Inc	329
12,379		American Vanguard Corp	145
803,987	*	Amgen, Inc	46,430
16,685		Arch Chemicals, Inc	435
7,989	*	Ardea Biosciences, Inc	96
43,996	*	Arena Pharmaceuticals, Inc	183
23,529	*	Arqule, Inc	99
33,623	*	Array Biopharma, Inc	136
32,087	*	Auxilium Pharmaceuticals, Inc	913
24,200	*	Aventine Renewable Energy Holdings, Inc	16
76,947		Avery Dennison Corp	2,518
313,171		Avon Products, Inc	7,525
11,970		Balchem Corp	298
7,894	*	Biodel, Inc	38
16,395	*	BioForm Medical, Inc	15
215,161	*	Biogen Idec, Inc	10,248
73,673	*	BioMarin Pharmaceuticals, Inc	1,311
7,589	*	BioMimetic Therapeutics, Inc	70
1,462,507		Bristol-Myers Squibb Co	34,003
50,868		Cabot Corp	778

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
11,732	*	Cadence Pharmaceuticals, Inc	$85
39,912	*	Calgon Carbon Corp	613
20,927		Cambrex Corp	97
5,883	*	Caraco Pharmaceutical Laboratories Ltd	35
104,501		Celanese Corp (Series A)	1,299
52,007	*	Cell Genesys, Inc	11
11,042	*	Celldex Therapeutics, Inc	87
49,685	*	Cephalon, Inc	3,828
41,071		CF Industries Holdings, Inc	2,019
50,891	*	Charles River Laboratories International, Inc	1,333
12,829	*	Chattem, Inc	918
179,587		Chemtura Corp	251
12,148	*	China Precision Steel, Inc	15
51,700		Church & Dwight Co, Inc	2,901
101,909		Clorox Co	5,662
374,296		Colgate-Palmolive Co	25,654
35,033	*	Columbia Laboratories, Inc	44
10,785	*	Cougar Biotechnology, Inc	280
43,598	*	Cubist Pharmaceuticals, Inc	1,053
27,159	*	Cypress Bioscience, Inc	186
34,218		Cytec Industries, Inc	726
18,758	*	Cytokinetics, Inc	53
13,680	*	Cytori Therapeutics, Inc	49
59,949	*	Dendreon Corp	275
58,878	*	Discovery Laboratories, Inc	66
685,150		Dow Chemical Co	10,339
665,988		Du Pont (E.I.) de Nemours & Co	16,849
50,131	*	Durect Corp	170
55,189		Eastman Chemical Co	1,750
127,950		Ecolab, Inc	4,497
738,698	*	Eli Lilly & Co	29,747
17,426	*	Elizabeth Arden, Inc	220
12,093	*	Emergent Biosolutions, Inc	316
28,467	*	Enzon Pharmaceuticals, Inc	166
72,072	*	Estee Lauder Cos (Class A)	2,231
17,933	*	Facet Biotech Corp	172
32,745		Ferro Corp	231
56,330		FMC Corp	2,520
226,348	*	Forest Laboratories, Inc	5,765
343,701	*	Genentech, Inc	28,496
197,877	*	Genzyme Corp	13,133
51,960	*	Geron Corp	243
681,553	*	Gilead Sciences, Inc	34,855
11,695	*	GTx, Inc	197
36,079		H.B. Fuller Co	581
45,558	*	Halozyme Therapeutics, Inc	255
116,503	*	Hospira, Inc	3,125
102,740	*	Human Genome Sciences, Inc	218
122,095		Huntsman Corp	420
20,516	*	ICO, Inc	65
17,140	*	Idenix Pharmaceuticals, Inc	99
14,987	*	Idera Pharmaceuticals, Inc	115
43,974	*	Idexx Laboratories, Inc	1,587
51,858	*	Immucor, Inc	1,378
30,113	*	Immunogen, Inc	129
42,987	*	Indevus Pharmaceuticals, Inc	135

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
8,256		Innophos Holdings, Inc	$164
16,128		Innospec, Inc	95
29,838	*	Inspire Pharmaceuticals, Inc	107
9,091		Inter Parfums, Inc	70
19,810	*	InterMune, Inc	210
57,756		International Flavors & Fragrances, Inc	1,717
58,968	*	Inverness Medical Innovations, Inc	1,115
124,630	*	Invitrogen Corp	2,905
29,249	*	Javelin Pharmaceuticals, Inc	37
2,082,535		Johnson & Johnson	124,598
10,660		Kaiser Aluminum Corp	240
181,931	*	King Pharmaceuticals, Inc	1,932
16,539		Koppers Holdings, Inc	358
28,632	*	KV Pharmaceutical Co (Class A)	82
14,893	*	Landec Corp	98
64,160		Ligand Pharmaceuticals, Inc (Class B)	176
48,868		Lubrizol Corp	1,778
9,202		Mannatech, Inc	23
29,304	*	MannKind Corp	101
5,396	*	MAP Pharmaceuticals, Inc	38
25,699		Martek Biosciences Corp	779
97,479	*	Medarex, Inc	544
40,166	*	Medicines Co	592
44,203		Medicis Pharmaceutical Corp (Class A)	614
15,000	*	Medivation, Inc	219
1,586,391		Merck & Co, Inc	48,226
27,965		Meridian Bioscience, Inc	712
26,053	*	MiddleBrook Pharmaceuticals, Inc	39
14,800		Minerals Technologies, Inc	605
12,466	*	Molecular Insight Pharmaceuticals, Inc	54
15,457	*	Momenta Pharmaceuticals, Inc	179
405,188		Monsanto Co	28,505
116,583		Mosaic Co	4,034
223,575	*	Mylan Laboratories, Inc	2,211
40,164	*	Nabi Biopharmaceuticals	135
102,409	*	Nalco Holding Co	1,182
8,950	*	Nanosphere, Inc	43
39,647	*	NBTY, Inc	620
26,156	*	Neurocrine Biosciences, Inc	84
9,671		NewMarket Corp	338
4,943		NL Industries, Inc	66
37,550	*	Novavax, Inc	71
15,161	*	Noven Pharmaceuticals, Inc	167
34,351	*	NPS Pharmaceuticals, Inc	213
12,855	*	Obagi Medical Products, Inc	96
56,338		Olin Corp	1,019
21,783	*	OM Group, Inc	460
42,047	*	Onyx Pharmaceuticals, Inc	1,436
17,566	*	Optimer Pharmaceuticals, Inc	213
30,922	*	OraSure Technologies, Inc	114
14,170	*	Orexigen Therapeutics, Inc	79
44,755	*	OSI Pharmaceuticals, Inc	1,748
9,330	*	Osiris Therapeutics, Inc	179
21,959	*	Pacific Ethanol, Inc	10
24,948	*	Pain Therapeutics, Inc	148
26,028	*	Par Pharmaceutical Cos, Inc	349

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
42,468	*	Parexel International Corp	$412
89,667		PDL BioPharma, Inc	554
57,347		Perrigo Co	1,853
17,327	*	PetMed Express, Inc	305
5,000,480		Pfizer, Inc	88,559
11,132	*	Pharmasset, Inc	146
22,253	*	PharMerica Corp	349
67,684	*	PolyOne Corp	213
15,548	*	Pozen, Inc	78
120,325		PPG Industries, Inc	5,105
231,432		Praxair, Inc	13,738
20,200	*	Prestige Brands Holdings, Inc	213
2,227,714		Procter & Gamble Co	137,717
15,641	*	Progenics Pharmaceuticals, Inc	161
1,015	*	Protalix BioTherapeutics, Inc	2
39,281	*	Questcor Pharmaceuticals, Inc	366
21,781	*	Quidel Corp	285
20,729	*	Rexahn Pharmaceuticals, Inc	18
30,029	*	Rockwood Holdings, Inc	324
98,154		Rohm & Haas Co	6,065
93,523		RPM International, Inc	1,243
32,161	*	Salix Pharmaceuticals Ltd	284
1,197,358		Schering-Plough Corp	20,391
34,325		Scotts Miracle-Gro Co (Class A)	1,020
36,251		Sensient Technologies Corp	866
80,899	*	Sepracor, Inc	888
73,591		Sherwin-Williams Co	4,397
96,166		Sigma-Aldrich Corp	4,062
66,357	*	Solutia, Inc	299
3,400		Stepan Co	160
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	36
10,427	*	SurModics, Inc	263
11,524	*	Synta Pharmaceuticals Corp	71
12,688	*	Targacept, Inc	45
36,891	*	Theravance, Inc	457
14,190	*	Ulta Salon Cosmetics & Fragrance, Inc	117
32,716	*	Unifi, Inc	92
17,046	*	United Therapeutics Corp	1,066
7,179	*	USANA Health Sciences, Inc	246
93,574	*	USEC, Inc	420
52,808	*	Valeant Pharmaceuticals International	1,209
75,915		Valspar Corp	1,373
111,137	*	Vertex Pharmaceuticals, Inc	3,376
54,237	*	Viropharma, Inc	706
64,240	*	Warner Chilcott Ltd (Class A)	931
77,403	*	Watson Pharmaceuticals, Inc	2,057
15,532		Westlake Chemical Corp	253
53,589	*	WR Grace & Co	320
984,185		Wyeth	36,917
19,376		Xenoport, Inc	486
93,790	*	XOMA Ltd	58
26,437	*	Zymogenetics, Inc	79
		TOTAL CHEMICALS AND ALLIED PRODUCTS	962,862

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
COAL MINING - 0.18%
55,711	*	Alpha Natural Resources, Inc	$902
105,506		Arch Coal, Inc	1,719
136,179		Consol Energy, Inc	3,892
93,335	*	International Coal Group, Inc	215
21,382	*	James River Coal Co	328
66,819		Massey Energy Co	921
18,531	*	National Coal Corp	24
198,792		Peabody Energy Corp	4,523
6,846	*	Westmoreland Coal Co	76
		TOTAL COAL MINING	12,600

COMMUNICATIONS - 4.62%
42,374		Adtran, Inc	631
30,232		Alaska Communications Systems Group, Inc	284
293,575	*	American Tower Corp (Class A)	8,608
21,897	*	Anixter International, Inc	660
36,674	*	Aruba Networks, Inc	94
4,383,820		AT&T, Inc	124,939
6,765		Atlantic Tele-Network, Inc	180
10,900	*	Audiovox Corp (Class A)	55
37,143	*	Brightpoint, Inc	162
162,862		Cablevision Systems Corp (Class A)	2,743
14,532	*	Cbeyond Communications, Inc	232
439,071		CBS Corp (Class B)	3,596
48,375	*	Centennial Communications Corp	390
26,490	*	Central European Media Enterprises Ltd (Class A)	575
79,932		CenturyTel, Inc	2,185
284,093	*	Charter Communications, Inc (Class A)	23
180,973	*	Cincinnati Bell, Inc	349
143,100		Citadel Broadcasting Corp	23
48,356	*	Clearwire Corp (Class A)	238
2,073,414		Comcast Corp (Class A)	34,999
15,026		Consolidated Communications Holdings, Inc	179
18,140	*	Cox Radio, Inc (Class A)	109
211,290	*	Crown Castle International Corp	3,714
13,062	*	Crown Media Holdings, Inc (Class A)	37
36,653	*	CTC Media, Inc	176
35,320	*	Cumulus Media, Inc (Class A)	88
9,394	*	DG FastChannel, Inc	117
402,830	*	DIRECTV Group, Inc	9,229
147,079	*	DISH Network Corp (Class A)	1,631
108,954		Embarq Corp	3,918
22,831		Entercom Communications Corp (Class A)	28
52,691	*	Entravision Communications Corp (Class A)	82
25,915	*	Equinix, Inc	1,378
77,956		Fairpoint Communications, Inc	256
86,527	*	FiberTower Corp	14
5,404		Fisher Communications, Inc	112
241,417		Frontier Communications Corp	2,110
38,028	*	General Communication, Inc (Class A)	308
12,443	*	GeoEye, Inc	239
23,031	*	Global Crossing Ltd	183
57,416		Global Payments, Inc	1,883
8,244	*	Global Traffic Network, Inc	48
31,334	*	Globalstar, Inc	6
29,084		Gray Television, Inc	12
18,785		Hearst-Argyle Television, Inc	114

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
4,578	*	Hughes Communications, Inc	$73
3,584	*	Hungarian Telephone & Cable	31
73,060	v	IAC/InterActiveCorp	1,149
23,311		Ibasis, Inc	33
73,766	*	ICO Global Communications Holdings Ltd (Class A)	83
39,942	*	IDT Corp (Class B)	16
22,094		Iowa Telecommunications Services, Inc	316
11,781		iPCS, Inc	81
34,679	*	j2 Global Communications, Inc	695
18,344	*	Knology, Inc	95
40,662	*	Leap Wireless International, Inc	1,093
1,126,352	*	Level 3 Communications, Inc	788
215,878	*	Liberty Global, Inc (Class A)	3,437
91,188	*	Liberty Media Corp - Capital (Series A)	429
376,852	*	Liberty Media Corp - Entertainment (Series A)	6,587
427,171	*	Liberty Media Holding Corp (Interactive A)	1,333
17,509	*	Lin TV Corp (Class A)	19
28,940	*	Mastec, Inc	335
42,748	*	Mediacom Communications Corp (Class A)	184
179,903	*	MetroPCS Communications, Inc	2,672
58,046	*	NeuStar, Inc (Class A)	1,110
11,933	*	Neutral Tandem, Inc	194
35,052	*	Nextwave Wireless, Inc	3
124,347	*	NII Holdings, Inc (Class B)	2,261
20,547	*	Novatel Wireless, Inc	95
19,818		NTELOS Holdings Corp	489
18,865	*	Orbcomm, Inc	41
89,041	*	PAETEC Holding Corp	128
1,801		Preformed Line Products Co	83
1,102,648		Qwest Communications International, Inc	4,014
27,120		RCN Corp	160
26,729	*	SAVVIS, Inc	184
86,546	*	SBA Communications Corp (Class A)	1,412
63,593		Scripps Networks Interactive (Class A)	1,399
16,080		Shenandoah Telecom Co	451
34,573		Sinclair Broadcast Group, Inc (Class A)	107
2,040,216	*	Sprint Nextel Corp	3,734
14,575	*	Switch & Data Facilities Co, Inc	108
40,677	*	Syniverse Holdings, Inc	486
23,373	*	TeleCommunication Systems, Inc (Class A)	201
76,623		Telephone & Data Systems, Inc	2,433
33,818	*	Terremark Worldwide, Inc	132
41,319	*	TerreStar Corp	17
116,996		Time Warner Cable, Inc (Class A)	2,510
77,001	*	TiVo, Inc	551
11,370	*	US Cellular Corp	492
18,421		USA Mobility, Inc	213
2,103,852		Verizon Communications, Inc	71,321
408,653	*	Viacom, Inc (Class B)	7,789
19,600	*	Virgin Mobile USA, Inc (Class A)	16
47,364	*	Vonage Holdings Corp	31
329,846		Windstream Corp	3,035
		TOTAL COMMUNICATIONS	331,586

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
DEPOSITORY INSTITUTIONS - 6.91%
9,281		1st Source Corp	$219
17,560		Abington Bancorp, Inc	162
16,737		Amcore Financial, Inc	61
7,905		Ameris Bancorp	94
4,648		Ames National Corp	123
16,200		Anchor Bancorp Wisconsin, Inc	45
6,337		Arrow Financial Corp	159
95,985		Associated Banc-Corp	2,009
61,450		Astoria Financial Corp	1,013
5,016		Bancfirst Corp	265
19,277		Banco Latinoamericano de Exportaciones S.A. (Class E)	277
62,619		Bancorpsouth, Inc	1,463
12,210		BancTrust Financial Group, Inc	180
41,404		Bank Mutual Corp	478
3,700,021		Bank of America Corp	52,096
37,476		Bank of Hawaii Corp	1,693
846,101		Bank of New York Mellon Corp	23,970
8,348		Bank of the Ozarks, Inc	247
17,629		BankFinancial Corp	180
8,647		Banner Corp	81
405,825		BB&T Corp	11,144
23,421	*	Beneficial Mutual Bancorp, Inc	263
6,060		Berkshire Hills Bancorp, Inc	187
16,366		BOK Financial Corp	661
40,006		Boston Private Financial Holdings, Inc	274
48,082		Brookline Bancorp, Inc	512
4,771		Bryn Mawr Bank Corp	96
5,527		Camden National Corp	149
9,158		Capital City Bank Group, Inc	249
9,528		Capitol Bancorp Ltd	74
16,280		Capitol Federal Financial	742
18,053		Cardinal Financial Corp	103
19,846		Cascade Bancorp	134
4,403		Cass Information Systems, Inc	134
36,547		Cathay General Bancorp	868
6,947		Centerstate Banks of Florida, Inc	118
24,035		Central Pacific Financial Corp	241
16,601		Chemical Financial Corp	463
4,023,032		Citigroup, Inc	26,995
6,398		Citizens & Northern Corp	126
54,766		Citizens Republic Bancorp, Inc	163
9,310		City Bank	48
12,921		City Holding Co	449
28,862		City National Corp	1,406
8,907		Clifton Savings Bancorp, Inc	106
10,291		CoBiz, Inc	100
175,143		Colonial Bancgroup, Inc	363
10,948		Columbia Banking System, Inc	131
108,154		Comerica, Inc	2,147
47,558		Commerce Bancshares, Inc	2,090
25,190		Community Bank System, Inc	614
9,922		Community Trust Bancorp, Inc	365
27,635	*	Corus Bankshares, Inc	31
44,325		Cullen/Frost Bankers, Inc	2,246
47,839		CVB Financial Corp	569
19,824		Dime Community Bancshares	264
17,386	*	Dollar Financial Corp	179

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
49,790		East West Bancorp, Inc	$795
4,904		Encore Bancshares, Inc	54
5,234		Enterprise Financial Services Corp	80
12,436		ESSA Bancorp, Inc	176
32,402	*	Euronet Worldwide, Inc	376
4,534		Farmers Capital Bank Corp	111
368,756		Fifth Third Bancorp	3,046
7,979		Financial Institutions, Inc	114
55,312		First Bancorp	616
9,860		First Bancorp	181
6,485		First Bancorp, Inc	129
16,258		First Busey Corp	297
4,516		First Citizens Bancshares, Inc (Class A)	690
57,452		First Commonwealth Financial Corp	711
6,565		First Community Bancshares, Inc	229
23,858		First Financial Bancorp	296
14,678		First Financial Bankshares, Inc	810
8,954		First Financial Corp	367
8,300		First Financial Holdings, Inc	168
16,505		First Financial Northwest, Inc	154
153,799		First Horizon National Corp	1,626
12,330		First Merchants Corp	274
34,833		First Midwest Bancorp, Inc	696
85,087		First Niagara Financial Group, Inc	1,376
10,172		First Place Financial Corp	39
5,157		First South Bancorp, Inc	65
10,049	*	FirstFed Financial Corp	18
59,714		FirstMerit Corp	1,230
31,002	*	Flagstar Bancorp, Inc	22
12,979		Flushing Financial Corp	155
64,896		FNB Corp	857
28,387		Frontier Financial Corp	124
127,918		Fulton Financial Corp	1,231
39,900		Glacier Bancorp, Inc	759
6,279		Greene County Bancshares, Inc	85
40,600	*	Guaranty Bancorp	81
19,896		Hancock Holding Co	904
27,371		Hanmi Financial Corp	56
29,113		Harleysville National Corp	420
10,342		Heartland Financial USA, Inc	213
8,209		Heritage Commerce Corp	92
8,842		Home Bancshares, Inc	238
385,618		Hudson City Bancorp, Inc	6,154
275,802		Huntington Bancshares, Inc	2,113
9,266		IBERIABANK Corp	445
11,804		Independent Bank Corp	309
12,591		Integra Bank Corp	17
35,467		International Bancshares Corp	774
37,852	*	Investors Bancorp, Inc	508
2,740,757		JPMorgan Chase & Co	86,416
14,732		Kearny Financial Corp	189
359,736		Keycorp	3,065
13,792		Lakeland Bancorp, Inc	155
8,565		Lakeland Financial Corp	204
48,920		M&T Bank Corp	2,808
11,504		MainSource Financial Group, Inc	178

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
189,411		Marshall & Ilsley Corp	$2,584
25,844		MB Financial, Inc	722
7,250	*	Meridian Interstate Bancorp, Inc	67
64,582	*	Metavante Technologies, Inc	1,040
11,521		Midwest Banc Holdings, Inc	16
15,140		Nara Bancorp, Inc	149
1,893		NASB Financial, Inc	51
1,508,094		National City Corp	2,730
58,409		National Penn Bancshares, Inc	848
24,427		NBT Bancorp, Inc	683
34,157	*	Net 1 UEPS Technologies, Inc	468
253,340		New York Community Bancorp, Inc	3,030
77,885		NewAlliance Bancshares, Inc	1,026
163,577		Northern Trust Corp	8,529
14,313		Northfield Bancorp, Inc	161
12,217		Northwest Bancorp, Inc	261
6,098		OceanFirst Financial Corp	101
50,588		Old National Bancorp	919
9,237		Old Second Bancorp, Inc	107
17,777	*	Oriental Financial Group, Inc	108
8,236		Oritani Financial Corp	139
33,369		Pacific Capital Bancorp	563
7,335		Pacific Continental Corp	110
18,350		PacWest Bancorp	494
9,214		Park National Corp	661
5,996		Peapack Gladstone Financial Corp	160
3,548	*	Pennsylvania Commerce Bancorp, Inc	95
6,808		Peoples Bancorp, Inc	130
257,521		People's United Financial, Inc	4,592
15,769	*	Pinnacle Financial Partners, Inc	470
255,913		PNC Financial Services Group, Inc	12,540
212,468		Popular, Inc	1,096
14,515		Premierwest Bancorp	97
16,513		PrivateBancorp, Inc	536
28,349		Prosperity Bancshares, Inc	839
25,227		Provident Bankshares Corp	244
45,191		Provident Financial Services, Inc	691
30,181		Provident New York Bancorp	374
508,718		Regions Financial Corp	4,049
15,054		Renasant Corp	256
6,104		Republic Bancorp, Inc (Class A)	166
6,115		Rockville Financial, Inc	85
7,271		Roma Financial Corp	92
20,998		S&T Bancorp, Inc	745
8,198		S.Y. Bancorp, Inc	225
11,917		Sandy Spring Bancorp, Inc	260
4,873		Santander BanCorp	61
7,436		SCBT Financial Corp	257
9,460		Seacoast Banking Corp of Florida	62
6,171		Shore Bancshares, Inc	148
3,786		Sierra Bancorp	80
25,662	*	Signature Bank	736
9,660		Simmons First National Corp (Class A)	285
6,975		Smithtown Bancorp, Inc	112
53,177		South Financial Group, Inc	230
8,779		Southside Bancshares, Inc	206

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
9,257		Southwest Bancorp, Inc	$120
324,946	*	Sovereign Bancorp, Inc	968
10,282		State Bancorp, Inc	100
313,016		State Street Corp	12,311
16,183		StellarOne Corp	273
13,290		Sterling Bancorp	186
48,597		Sterling Bancshares, Inc	295
40,780		Sterling Financial Corp	359
7,140		Suffolk Bancorp	257
9,187	*	Sun Bancorp, Inc	69
259,553		SunTrust Banks, Inc	7,667
63,735		Susquehanna Bancshares, Inc	1,014
21,869	*	SVB Financial Group	574
208,151		Synovus Financial Corp	1,728
91,260		TCF Financial Corp	1,247
20,193	*	Texas Capital Bancshares, Inc	270
75,201		TFS Financial Corp	970
6,413		Tompkins Trustco, Inc	372
14,640		TowneBank	363
9,919		Trico Bancshares	248
51,426		Trustco Bank Corp NY	489
36,836		Trustmark Corp	795
86,663		UCBH Holdings, Inc	596
24,432		UMB Financial Corp	1,201
43,224		Umpqua Holdings Corp	625
8,916		Union Bankshares Corp	221
27,662		United Bankshares, Inc	919
29,878		United Community Banks, Inc	406
18,972		United Community Financial Corp	17
12,678		United Financial Bancorp, Inc	192
5,117		United Security Bancshares	59
9,080		Univest Corp of Pennsylvania	292
1,283,599		US Bancorp	32,103
103,685		Valley National Bancorp	2,100
5,300		ViewPoint Financial Group	85
1,518		W Holding Co, Inc	16
1,579,623		Wachovia Corp	8,751
62,928		Washington Federal, Inc	941
8,575		Washington Trust Bancorp, Inc	169
7,507	*	Waterstone Financial, Inc	25
36,246		Webster Financial Corp	499
2,800,228		Wells Fargo & Co	82,551
19,012		WesBanco, Inc	517
11,970		West Bancorporation, Inc	147
10,009		West Coast Bancorp	66
23,845		Westamerica Bancorporation	1,220
11,887	*	Western Alliance Bancorp	120
548,128		Western Union Co	7,860
23,121		Westfield Financial, Inc	239
46,684		Whitney Holding Corp	746
51,413		Wilmington Trust Corp	1,143
9,638		Wilshire Bancorp, Inc	88
17,249		Wintrust Financial Corp	355
4,467		WSFS Financial Corp	214
8,510		Yadkin Valley Financial Corp	121
84,175		Zions Bancorporation	2,063
		TOTAL DEPOSITORY INSTITUTIONS	495,743

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
EATING AND DRINKING PLACES - 1.14%
18,260	*	AFC Enterprises	$86
9,771	*	BJ's Restaurants, Inc	105
22,166		Bob Evans Farms, Inc	453
74,822		Brinker International, Inc	789
13,602	*	Buffalo Wild Wings, Inc	349
57,980		Burger King Holdings, Inc	1,385
20,543	*	California Pizza Kitchen, Inc	220
17,289		CBRL Group, Inc	356
15,908	*	CEC Entertainment, Inc	386
42,984	*	Cheesecake Factory	434
23,745	*	Chipotle Mexican Grill, Inc (Class A)	1,472
39,583		CKE Restaurants, Inc	344
105,300		Darden Restaurants, Inc	2,967
75,312		Denny's Corp	150
13,678	*	DineEquity, Inc	158
30,059		Domino's Pizza, Inc	142
44,170	*	Jack in the Box, Inc	976
39,881	*	Krispy Kreme Doughnuts, Inc	67
8,401		Landry's Restaurants, Inc	97
14,864	*	Luby's, Inc	62
836,910		McDonald's Corp	52,047
14,289		O'Charleys, Inc	29
15,393	*	Papa John's International, Inc	284
18,084	*	PF Chang's China Bistro, Inc	379
11,853	*	Red Robin Gourmet Burgers, Inc	199
4,110	*	Rick's Cabaret International, Inc	16
38,476		Ruby Tuesday, Inc	60
10,929	*	Ruth's Chris Steak House, Inc	15
45,772	*	Sonic Corp	557
19,171	*	Steak N Shake Co	114
37,299	*	Texas Roadhouse, Inc (Class A)	289
138,286		Tim Hortons, Inc	3,988
304,277		Wendy's/Arby's Group, Inc (Class A)	1,503
349,752		Yum! Brands, Inc	11,017
		TOTAL EATING AND DRINKING PLACES	81,495

EDUCATIONAL SERVICES - 0.25%
7,960	*	American Public Education, Inc	296
94,458	*	Apollo Group, Inc (Class A)	7,237
66,736	*	Career Education Corp	1,197
62,840	*	Corinthian Colleges, Inc	1,029
45,001		DeVry, Inc	2,584
28,175	*	ITT Educational Services, Inc	2,676
4,365	*	K12, Inc	83
6,272	*	Learning Tree International, Inc	53
3,041	*	Lincoln Educational Services Corp	40
9,555	*	Princeton Review, Inc	47
10,853		Strayer Education, Inc	2,327
14,801	*	Universal Technical Institute, Inc	254
		TOTAL EDUCATIONAL SERVICES	17,823

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
ELECTRIC, GAS, AND SANITARY SERVICES - 4.89%
491,099	*	AES Corp	$4,047
55,016		AGL Resources, Inc	1,725
121,933		Allegheny Energy, Inc	4,129
20,711		Allete, Inc	668
80,451		Alliant Energy Corp	2,348
156,088		Ameren Corp	5,191
10,902		American Ecology Corp	221
294,075		American Electric Power Co, Inc	9,787
11,397		American States Water Co	376
45,539		American Water Works Co, Inc	951
96,901		Aqua America, Inc	1,995
65,806		Atmos Energy Corp	1,560
41,778		Avista Corp	810
62,286	*	Beacon Power Corp	33
29,085	*	Black Hills Corp	784
15,365		California Water Service Group	713
266,137	*	Calpine Corp	1,937
13,533	*	Casella Waste Systems, Inc (Class A)	55
237,260		Centerpoint Energy, Inc	2,994
7,119		Central Vermont Public Service Corp	170
13,300		CH Energy Group, Inc	683
4,829		Chesapeake Utilities Corp	152
15,476	*	Clean Energy Fuels Corp	93
16,001	*	Clean Harbors, Inc	1,015
45,184		Cleco Corp	1,032
158,961		CMS Energy Corp	1,607
6,221		Connecticut Water Service, Inc	147
201,361		Consolidated Edison, Inc	7,839
10,306		Consolidated Water Co, Inc	129
129,065		Constellation Energy Group, Inc	3,238
92,804	*	Covanta Holding Corp	2,038
28,820		Crosstex Energy, Inc	112
425,122		Dominion Resources, Inc	15,236
83,644		DPL, Inc	1,910
119,057		DTE Energy Co	4,247
935,373		Duke Energy Corp	14,040
375,752	*	Dynegy, Inc (Class A)	752
239,016		Edison International	7,677
507,370		El Paso Corp	3,973
35,119	*	El Paso Electric Co	635
24,743		Empire District Electric Co	435
52,567		Energen Corp	1,542
34,291		EnergySolutions, Inc	194
6,863	*	EnerNOC, Inc	51
141,679		Entergy Corp	11,778
485,420		Exelon Corp	26,994
225,211		FirstEnergy Corp	10,941
301,703		FPL Group, Inc	15,185
92,128		Great Plains Energy, Inc	1,781
68,666		Hawaiian Electric Industries, Inc	1,520
36,600		Idacorp, Inc	1,078
57,780		Integrys Energy Group, Inc	2,483
36,259		ITC Holdings Corp	1,584
16,500		Laclede Group, Inc	773
134,112		MDU Resources Group, Inc	2,894
15,900		MGE Energy, Inc	525
9,765		Middlesex Water Co	168

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
114,988	*	Mirant Corp	$2,170
58,945		National Fuel Gas Co	1,847
30,620		New Jersey Resources Corp	1,205
33,141		Nicor, Inc	1,151
193,868		NiSource, Inc	2,127
112,815		Northeast Utilities	2,714
19,700		Northwest Natural Gas Co	871
30,516		NorthWestern Corp	716
172,229	*	NRG Energy, Inc	4,018
80,089		NSTAR	2,922
67,715		OGE Energy Corp	1,746
74,438		Oneok, Inc	2,168
13,054		Ormat Technologies, Inc	416
25,707		Otter Tail Corp	600
148,003		Pepco Holdings, Inc	2,629
263,687		PG&E Corp	10,207
10,816	*	Pico Holdings, Inc	287
54,578		Piedmont Natural Gas Co, Inc	1,728
12,323	*	Pike Electric Corp	152
73,686		Pinnacle West Capital Corp	2,368
57,480	*	Plug Power, Inc	59
64,221		PNM Resources, Inc	647
45,698		Portland General Electric Co	890
275,972		PPL Corp	8,470
192,942		Progress Energy, Inc	7,689
34,100	m,v*	Progress Energy, Inc	-^
375,668		Public Service Enterprise Group, Inc	10,958
99,050		Puget Energy, Inc	2,701
127,084		Questar Corp	4,154
249,129	*	Reliant Energy, Inc	1,440
240,324		Republic Services, Inc	5,958
10,949		Resource America, Inc (Class A)	44
85,123		SCANA Corp	3,030
184,601		Sempra Energy	7,870
166,210		Sierra Pacific Resources	1,644
10,436		SJW Corp	312
22,451		South Jersey Industries, Inc	895
566,033		Southern Co	20,943
80,292		Southern Union Co	1,047
31,530		Southwest Gas Corp	795
16,033		Southwest Water Co	52
64,927	*	Stericycle, Inc	3,381
153,952		TECO Energy, Inc	1,901
78,802		UGI Corp	1,924
16,909		UIL Holdings Corp	508
27,775		Unisource Energy Corp	815
63,379		Vectren Corp	1,585
58,047	*	Waste Connections, Inc	1,833
359,525		Waste Management, Inc	11,915
19,253	*	Waste Services, Inc	127
75,496		Westar Energy, Inc	1,548
36,125		WGL Holdings, Inc	1,181
426,165		Williams Cos, Inc	6,171
87,388		Wisconsin Energy Corp	3,669
315,488		Xcel Energy, Inc	5,852
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	351,025

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.34%
15,750	*	Acme Packet, Inc	$83
21,535	*	Actel Corp	252
29,251		Acuity Brands, Inc	1,021
82,321	*	Adaptec, Inc	272
86,140	*	ADC Telecommunications, Inc	471
25,828	*	Advanced Analogic Technologies, Inc	78
29,842	*	Advanced Battery Technologies, Inc	79
23,059	*	Advanced Energy Industries, Inc	229
441,570	*	Advanced Micro Devices, Inc	954
18,258	*	Airvana, Inc	112
222,187		Altera Corp	3,713
34,954	*	American Superconductor Corp	570
78,401		Ametek, Inc	2,368
73,876	*	Amkor Technology, Inc	161
127,404		Amphenol Corp (Class A)	3,055
47,982	*	Anadigics, Inc	71
212,499		Analog Devices, Inc	4,042
651,225	*	Apple Computer, Inc	55,582
51,846	*	Applied Micro Circuits Corp	204
9,126		Applied Signal Technology, Inc	164
94,272	*	Arris Group, Inc	749
5,326	*	Ascent Solar Technologies, Inc	20
49,998	*	Atheros Communications, Inc	715
329,609	*	Atmel Corp	1,032
24,963	*	ATMI, Inc	385
7,938	*	Avanex Corp	8
107,013	*	Avnet, Inc	1,949
34,410		AVX Corp	273
10,559	*	AZZ, Inc	265
39,062		Baldor Electric Co	697
7,316		Bel Fuse, Inc (Class B)	155
51,432	*	Benchmark Electronics, Inc	657
24,403	*	BigBand Networks, Inc	135
71,779	*	Bookham, Inc	32
375,658	*	Broadcom Corp (Class A)	6,375
103,796	*	Capstone Turbine Corp	87
19,382	*	Ceradyne, Inc	394
14,775	*	Ceva, Inc	103
27,817	*	Checkpoint Systems, Inc	274
22,550	*	China BAK Battery, Inc	37
24,273	*	China Security & Surveillance Technology, Inc	108
63,181	*	Ciena Corp	423
4,359,156	*	Cisco Systems, Inc	71,054
18,553	*	Comtech Telecommunications Corp	850
127,167		Cooper Industries Ltd (Class A)	3,717
5,037	*	CPI International, Inc	44
65,781	*	Cree, Inc	1,044
23,637		CTS Corp	130
14,052		Cubic Corp	382
110,031	*	Cypress Semiconductor Corp	492
21,186	*	Diodes, Inc	128
38,399	*	Dolby Laboratories, Inc (Class A)	1,258
21,955	*	DSP Group, Inc	176
12,692	*	DTS, Inc	233

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
119,554	*	Eaton Corp	$5,943
29,415	*	EchoStar Corp (Class A)	437
23,062	*	Electro Scientific Industries, Inc	157
52,713	*	EMCORE Corp	69
10,542	*	EMS Technologies, Inc	273
41,693	*	Energizer Holdings, Inc	2,257
33,752	*	Energy Conversion Devices, Inc	851
21,446	*	EnerSys	236
106,890	*	Evergreen Solar, Inc	341
25,111	*	Exar Corp	167
52,808	*	Exide Technologies	279
95,996	*	Fairchild Semiconductor International, Inc	469
250,292	*	Finisar Corp	95
32,881	*	First Solar, Inc	4,536
16,415		Franklin Electric Co, Inc	461
46,577	*	FuelCell Energy, Inc	181
7,779,365		General Electric Co	126,026
14,375	*	Globecomm Systems, Inc	79
98,979	*	GrafTech International Ltd	824
16,954	*	Greatbatch, Inc	449
13,000	*	GT Solar International, Inc	38
42,847		Harman International Industries, Inc	717
68,074	*	Harmonic, Inc	382
98,763		Harris Corp	3,758
16,976	*	Harris Stratex Networks, Inc (Class A)	88
21,557	*	Helen of Troy Ltd	374
72,515	*	Hexcel Corp	536
14,117	*	Hittite Microwave Corp	416
16,902	*	Hutchinson Technology, Inc	59
21,588		Imation Corp	293
67,084	*	Infinera Corp	601
124,419	*	Integrated Device Technology, Inc	698
4,224,770		Intel Corp	61,935
33,604	*	InterDigital, Inc	924
54,670	*	International Rectifier Corp	738
89,162		Intersil Corp (Class A)	819
13,726	*	IPG Photonics Corp	181
12,510	*	iRobot Corp	113
16,725		IXYS Corp	138
48,831	*	Jarden Corp	562
161,842	*	JDS Uniphase Corp	591
66,338	*	Kemet Corp	18
89,321		L-3 Communications Holdings, Inc	6,590
81,127	*	Lattice Semiconductor Corp	123
30,722		Lincoln Electric Holdings, Inc	1,565
162,928		Linear Technology Corp	3,604
17,104	*	Littelfuse, Inc	284
8,072	*	Loral Space & Communications, Inc	117
12,960		LSI Industries, Inc	89
466,122	*	LSI Logic Corp	1,534
357,053	*	Marvell Technology Group Ltd	2,382
37,299	*	Mattson Technology, Inc	53
13,349	*	Maxwell Technologies, Inc	68
14,709	*	Medis Technologies Ltd	7
167,409	*	MEMC Electronic Materials, Inc	2,391
13,858	*	Mercury Computer Systems, Inc	87

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
23,004	*	Methode Electronics, Inc	$155
40,439		Micrel, Inc	296
139,445		Microchip Technology, Inc	2,723
552,574	*	Micron Technology, Inc	1,459
62,654	*	Microsemi Corp	792
45,471	*	Microtune, Inc	93
39,510	*	Microvision, Inc	66
33,720	*	MIPS Technologies, Inc	37
97,407		Molex, Inc	1,411
22,771	*	Monolithic Power Systems, Inc	287
32,329	*	Moog, Inc (Class A)	1,182
1,655,224		Motorola, Inc	7,333
89,555	*	MRV Communications, Inc	69
6,600	*	Multi-Fineline Electronix, Inc	77
3,138		National Presto Industries, Inc	242
167,858		National Semiconductor Corp	1,690
253,661	*	NetApp, Inc	3,544
13,186	*	Netlogic Microsystems, Inc	290
72,689	*	Novellus Systems, Inc	897
3,184	*	NVE Corp	83
414,024	*	Nvidia Corp	3,341
39,050	*	Omnivision Technologies, Inc	205
300,479	*	ON Semiconductor Corp	1,022
15,398	*	Oplink Communications, Inc	132
13,224	*	OpNext, Inc	23
6,196	*	Orion Energy Systems, Inc	34
10,891	*	OSI Systems, Inc	151
13,852		Park Electrochemical Corp	263
16,717	*	Parkervision, Inc	41
14,362	*	Pericom Semiconductor Corp	79
29,346	*	Photronics, Inc	57
37,039		Plantronics, Inc	489
31,345	*	Plexus Corp	531
15,100	*	PLX Technology, Inc	26
162,722	*	PMC - Sierra, Inc	791
64,770	*	Polycom, Inc	875
14,300	*	Polypore International, Inc	108
5,761	*	Powell Industries, Inc	167
21,696		Power Integrations, Inc	431
51,516	*	Power-One, Inc	61
96,435	*	Powerwave Technologies, Inc	48
96,680	*	QLogic Corp	1,299
1,194,308		Qualcomm, Inc	42,792
51,960	*	Quantum Fuel Systems Technologies Worldwide, Inc	44
76,796	*	Rambus, Inc	1,223
11,399		Raven Industries, Inc	275
22,604		Regal-Beloit Corp	859
213,104	*	RF Micro Devices, Inc	166
12,342	*	Rogers Corp	343
9,394	*	Rubicon Technology, Inc	40
385,770	*	Sanmina-SCI Corp	181
21,571	*	Seachange International, Inc	156
44,996	*	Semtech Corp	507
31,292	*	ShoreTel, Inc	141
56,384	*	Silicon Image, Inc	237
35,620	*	Silicon Laboratories, Inc	883

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
72,899	*	Silicon Storage Technology, Inc	$167
2,122,857	*	Sirius XM Radio, Inc	255
123,344	*	Skyworks Solutions, Inc	683
35,494	*	Smart Modular Technologies WWH, Inc	55
93,317	*	Spansion, Inc (Class A)	18
14,503	*	Standard Microsystems Corp	237
21,536	*	Starent Networks Corp	257
10,374	*	Stoneridge, Inc	47
63,463	*	Sunpower Corp (Class A)	2,348
8,595	*	Supertex, Inc	206
129,793	*	Sycamore Networks, Inc	349
35,188	*	Symmetricom, Inc	139
29,980	*	Synaptics, Inc	496
14,313	*	Synthesis Energy Systems, Inc	10
30,703		Technitrol, Inc	107
10,550	*	Techwell, Inc	69
46,995	*	Tekelec	627
29,069		Teleflex, Inc	1,456
294,697	*	Tellabs, Inc	1,214
36,930	*	Tessera Technologies, Inc	439
974,239		Texas Instruments, Inc	15,120
41,326	*	Thomas & Betts Corp	993
8,827	*	Transmeta Corp	161
40,125	*	Trident Microsystems, Inc	76
105,731	*	Triquint Semiconductor, Inc	364
32,309	*	TTM Technologies, Inc	168
350,007		Tyco Electronics Ltd	5,674
13,489	*	Ultra Clean Holdings	27
9,064	*	Ultralife Corp	122
16,474	*	Universal Display Corp	156
8,900	*	Universal Electronics, Inc	144
42,939	*	US Geothermal, Inc	36
87,200	*	Utstarcom, Inc	161
36,704	*	Valence Technology, Inc	67
54,329	*	Varian Semiconductor Equipment Associates, Inc	984
18,275	*	Viasat, Inc	440
12,845		Vicor Corp	85
138,523	*	Vishay Intertechnology, Inc	474
18,190	*	Volterra Semiconductor Corp	130
54,006		Whirlpool Corp	2,233
207,455		Xilinx, Inc	3,697
19,213	*	Zoltek Cos, Inc	173
35,864	*	Zoran Corp	245
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	526,521

ENGINEERING AND MANAGEMENT SERVICES - 1.35%
19,818	*	Accelrys, Inc	86
443,258		Accenture Ltd (Class A)	14,534
13,465	*	Advisory Board Co	300
75,260	*	Aecom Technology Corp	2,313
7,317	*	Affymax, Inc	73
113,812	*	Amylin Pharmaceuticals, Inc	1,235
40,510	*	Ariad Pharmaceuticals, Inc	34
7,981		CDI Corp	103
54,636	*	Celera Corp	608
339,529	*	Celgene Corp	18,769

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
13,243	*	China Architectural Engineering, Inc	$33
12,972	*	comScore, Inc	165
8,356	*	Cornell Cos, Inc	155
27,057		Corporate Executive Board Co	597
8,400	*	CRA International, Inc	226
41,854	*	CV Therapeutics, Inc	385
40,474	*	Dyax Corp	147
35,238	*	eResearch Technology, Inc	234
74,374	*	Exelixis, Inc	373
11,236	*	Exponent, Inc	338
131,344		Fluor Corp	5,893
25,764	*	Furmanite Corp	139
43,746	*	Genpact Ltd	360
41,778	*	Gen-Probe, Inc	1,790
69,975	*	Hewitt Associates, Inc (Class A)	1,986
17,074	*	Hill International, Inc	120
15,627	*	Huron Consulting Group, Inc	895
4,878	*	ICF International, Inc	120
53,977	*	Incyte Corp	205
69,158	*	Isis Pharmaceuticals, Inc	981
89,394	*	Jacobs Engineering Group, Inc	4,300
123,663		KBR, Inc	1,880
10,294	*	Kendle International, Inc	265
6,175		Landauer, Inc	453
17,070	*	LECG Corp	115
60,298	*	Lexicon Pharmaceuticals, Inc	84
26,398	*	Luminex Corp	564
15,124		MAXIMUS, Inc	531
16,427	*	Maxygen, Inc	147
167,651	*	McDermott International, Inc	1,656
5,139	*	Michael Baker Corp	190
146,644		Moody's Corp	2,946
33,049	*	Myriad Genetics, Inc	2,190
40,393	*	Navigant Consulting, Inc	641
24,067	*	Omnicell, Inc	294
237,724		Paychex, Inc	6,247
14,301	*	PharmaNet Development Group, Inc	13
10,882	*	PRG-Schultz International, Inc	44
117,730		Quest Diagnostics, Inc	6,111
47,888	*	Regeneron Pharmaceuticals, Inc	879
97,295	*	Rentech, Inc	66
21,650	*	Repligen Corp	82
32,857		Resources Connection, Inc	538
26,264	*	Rigel Pharmaceuticals, Inc	210
38,631	*	RTI Biologics, Inc	107
149,500	*	SAIC, Inc	2,912
25,904	*	Sangamo Biosciences, Inc	90
41,189	*	Savient Pharmaceuticals, Inc	238
41,520	*	Seattle Genetics, Inc	371
47,243	*	Sequenom, Inc	937
59,648	*	Shaw Group, Inc	1,221
7,357	*	Stanley, Inc	266
24,068	*	Symyx Technologies, Inc	143
7,624	*	Tejon Ranch Co	189
42,235	*	Tetra Tech, Inc	1,020
61,897	*	URS Corp	2,524

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
62,646	*	VCA Antech, Inc	$1,245
2,793		VSE Corp	110
31,594		Watson Wyatt & Co Holdings (Class A)	1,511
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	96,527

FABRICATED METAL PRODUCTS - 0.56%
14,489	*	Akeena Solar, Inc	25
24,734	*	Alliant Techsystems, Inc	2,121
7,062		Ameron International Corp	444
49,516		Aptargroup, Inc	1,745
71,918		Ball Corp	2,991
20,416	*	Chart Industries, Inc	217
12,832		CIRCOR International, Inc	353
82,748		Commercial Metals Co	982
13,231	*	Commercial Vehicle Group, Inc	12
38,327		Crane Co	661
115,778	*	Crown Holdings, Inc	2,223
8,340		Dynamic Materials Corp	161
32,905	*	Griffon Corp	307
9,089		Gulf Island Fabrication, Inc	131
344,405		Illinois Tool Works, Inc	12,071
10,094		Insteel Industries, Inc	114
9,968	*	Ladish Co, Inc	138
25,129	*	Mobile Mini, Inc	362
80,964		Mueller Water Products, Inc (Class A)	680
15,669	*	NCI Building Systems, Inc	255
123,038		Parker Hannifin Corp	5,234
5,880	*	Park-Ohio Holdings Corp	36
71,324		Pentair, Inc	1,688
26,576		Quanex Building Products Corp	249
18,640		Silgan Holdings, Inc	891
29,264		Simpson Manufacturing Co, Inc	812
20,492	*	Smith & Wesson Holding Corp	47
42,632		Snap-On, Inc	1,679
57,201		Stanley Works	1,951
7,928		Sun Hydraulics Corp	149
44,785	*	Taser International, Inc	236
9,351	*	Trimas Corp	13
15,061		Valmont Industries, Inc	924
23,144		Watts Water Technologies, Inc (Class A)	578
		TOTAL FABRICATED METAL PRODUCTS	40,480

FISHING, HUNTING, AND TRAPPING - 0.00%**
5,153	*	HQ Sustainable Maritime Industries, Inc	40
		TOTAL FISHING, HUNTING, AND TRAPPING	40

FOOD AND KINDRED PRODUCTS - 3.99%
14,408	*	AgFeed Industries, Inc	23
4,618	*	American Dairy, Inc	69
476,150		Archer Daniels Midland Co	13,727
10,877		B&G Foods, Inc (Class A)	59
6,482	*	Boston Beer Co, Inc (Class A)	184
89,376		Bunge Ltd	4,627
152,492		Campbell Soup Co	4,576
53,181	*	Central Garden and Pet Co (Class A)	314
4,202		Coca-Cola Bottling Co Consolidated	193

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
1,714,181		Coca-Cola Co	$77,601
232,127		Coca-Cola Enterprises, Inc	2,792
336,808		ConAgra Foods, Inc	5,557
135,742	*	Constellation Brands, Inc (Class A)	2,141
54,685		Corn Products International, Inc	1,578
60,640	*	Darling International, Inc	333
142,789		Del Monte Foods Co	1,020
11,509		Diamond Foods, Inc	232
185,000	*	Dr Pepper Snapple Group, Inc	3,006
5,320		Farmer Bros Co	133
57,788		Flowers Foods, Inc	1,408
247,896		General Mills, Inc	15,060
234,007		H.J. Heinz Co	8,799
54,171	*	Hansen Natural Corp	1,816
115,886		Hershey Co	4,026
55,753		Hormel Foods Corp	1,733
8,158		Imperial Sugar Co	117
9,626		J&J Snack Foods Corp	345
87,075		J.M. Smucker Co	3,776
185,966		Kellogg Co	8,155
1,084,912		Kraft Foods, Inc (Class A)	29,130
15,961		Lancaster Colony Corp	547
20,449		Lance, Inc	469
8,556	*	M&F Worldwide Corp	132
83,463		McCormick & Co, Inc	2,659
84,504		Molson Coors Brewing Co (Class B)	4,134
5,604		National Beverage Corp	50
13,326	*	Omega Protein Corp	53
9,395	*	Peet's Coffee & Tea, Inc	218
8,165		Penford Corp	83
99,580		Pepsi Bottling Group, Inc	2,242
44,594		PepsiAmericas, Inc	908
1,170,764		PepsiCo, Inc	64,123
41,353	*	Ralcorp Holdings, Inc	2,415
15,246		Reddy Ice Holdings, Inc	22
127,895		Reynolds American, Inc	5,155
16,068		Sanderson Farms, Inc	555
514,883		Sara Lee Corp	5,041
45,370	*	Smart Balance, Inc	309
86,055	*	Smithfield Foods, Inc	1,211
19,798		Tootsie Roll Industries, Inc	507
23,212	*	TreeHouse Foods, Inc	632
215,173		Tyson Foods, Inc (Class A)	1,885
		TOTAL FOOD AND KINDRED PRODUCTS	285,880

FOOD STORES - 0.46%
837		Arden Group, Inc (Class A)	105
34,215	*	Great Atlantic & Pacific Tea Co, Inc	215
8,163		Ingles Markets, Inc (Class A)	144
483,694		Kroger Co	12,774
20,111	*	Panera Bread Co (Class A)	1,051
16,292	*	Pantry, Inc	349
33,448		Ruddick Corp	925
322,398		Safeway, Inc	7,663
530,874	*	Starbucks Corp	5,022
155,482		Supervalu, Inc	2,270

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
5,570	*	Susser Holdings Corp	$74
2,326		Village Super Market (Class A)	133
8,834		Weis Markets, Inc	297
109,375		Whole Foods Market, Inc	1,033
38,562	*	Winn-Dixie Stores, Inc	621
		TOTAL FOOD STORES	32,676

FORESTRY - 0.09%
56,028		Rayonier, Inc	1,756
154,831		Weyerhaeuser Co	4,739
		TOTAL FORESTRY	6,495

FURNITURE AND FIXTURES - 0.23%
18,783		Ethan Allen Interiors, Inc	270
34,198		Furniture Brands International, Inc	76
41,802		Herman Miller, Inc	545
45,716		Hill-Rom Holdings, Inc	752
33,809		HNI Corp	536
7,413		Hooker Furniture Corp	57
433,672		Johnson Controls, Inc	7,875
18,600		Kimball International, Inc (Class B)	160
40,160	*	Kinetic Concepts, Inc	770
36,828		La-Z-Boy, Inc	80
114,868		Leggett & Platt, Inc	1,745
260,149		Masco Corp	2,895
28,667		Sealy Corp	72
44,845		Steelcase, Inc (Class A)	252
53,900		Tempur-Pedic International, Inc	382
		TOTAL FURNITURE AND FIXTURES	16,467

FURNITURE AND HOME FURNISHINGS STORES - 0.23%
189,227	*	Bed Bath & Beyond, Inc	4,810
244,275		Best Buy Co, Inc	6,867
122,200	*	GameStop Corp (Class A)	2,647
16,062		Haverty Furniture Cos, Inc	150
9,008	*	hhgregg, Inc	78
35,963		Knoll, Inc	324
64,355	*	Pier 1 Imports, Inc	24
95,926		RadioShack Corp	1,145
6,400	*	Rex Stores Corp	52
21,617	*	Tuesday Morning Corp	35
71,873		Williams-Sonoma, Inc	565
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	16,697

GENERAL BUILDING CONTRACTORS - 0.20%
1,271		Amrep Corp	40
3,890	*	Avatar Holdings, Inc	103
36,219	*	Beazer Homes USA, Inc	57
7,978		Brookfield Homes Corp	34
4,557	*	Cavco Industries, Inc	123
90,392		Centex Corp	962
235,713		DR Horton, Inc	1,666
17,848	*	Hovnanian Enterprises, Inc (Class A)	31
54,387		KB Home	741
104,590		Lennar Corp (Class A)	907
9,603		M/I Homes, Inc	101

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
17,708		McGrath RentCorp	$378
24,302		MDC Holdings, Inc	736
24,046	*	Meritage Homes Corp	293
3,199	*	NVR, Inc	1,460
11,355	*	Palm Harbor Homes, Inc	57
37,679	*	Perini Corp	881
156,722		Pulte Homes, Inc	1,713
35,106		Ryland Group, Inc	620
97,500	*	Standard-Pacific Corp	174
13,336	*	Team, Inc	369
95,706	*	Toll Brothers, Inc	2,051
40,409		Walter Industries, Inc	708
		TOTAL GENERAL BUILDING CONTRACTORS	14,205

GENERAL MERCHANDISE STORES - 2.11%
34,292	*	99 Cents Only Stores	375
59,332	*	Big Lots, Inc	860
42,950	*	BJ's Wholesale Club, Inc	1,471
35,821		Casey's General Stores, Inc	816
8,648	*	Conn's, Inc	73
318,924		Costco Wholesale Corp	16,744
47,594		Dillard's, Inc (Class A)	189
104,343		Family Dollar Stores, Inc	2,720
29,664		Fred's, Inc (Class A)	319
164,372		JC Penney Co, Inc	3,238
302,788		Macy's, Inc	3,134
17,729	*	Retail Ventures, Inc	62
118,601	*	Saks, Inc	519
42,537	*	Sears Holdings Corp	1,653
17,973	*	Stein Mart, Inc	20
581,434		Target Corp	20,077
310,730		TJX Cos, Inc	6,392
1,657,774		Wal-Mart Stores, Inc	92,935
		TOTAL GENERAL MERCHANDISE STORES	151,597

HEALTH SERVICES - 1.02%
18,580	*	Alliance Imaging, Inc	148
4,568	*	Almost Family, Inc	205
21,596	*	Amedisys, Inc	893
117,980		AmerisourceBergen Corp	4,207
22,231	*	Amsurg Corp	519
42,918	*	Assisted Living Concepts, Inc (A Shares)	178
7,094	*	Bio-Reference Labs, Inc	186
27,594		Brookdale Senior Living, Inc	154
5,440	*	China Sky One Medical, Inc	87
68,724	*	Community Health Systems, Inc	1,002
6,016	*	Corvel Corp	132
46,242	*	Covance, Inc	2,129
108,916	*	Coventry Health Care, Inc	1,621
22,090	*	Cross Country Healthcare, Inc	194
16,323	*	CryoLife, Inc	158
76,264	*	DaVita, Inc	3,780
41,857	*	Edwards Lifesciences Corp	2,300
17,698	*	eHealth, Inc	235
14,234	*	Emeritus Corp	143
6,373		Ensign Group, Inc	107

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
18,855	*	Enzo Biochem, Inc	$92
155,723	*	Express Scripts, Inc	8,562
22,526	*	Five Star Quality Care, Inc	34
8,923	*	Genomic Health, Inc	174
5,992	*	Genoptix, Inc	204
18,949	*	Gentiva Health Services, Inc	554
197,006		Health Management Associates, Inc (Class A)	353
66,400	*	Healthsouth Corp	728
24,588	*	Healthways, Inc	282
40,949	*	Immunomedics, Inc	70
4,261	*	IPC The Hospitalist Co, Inc	72
21,589	*	Kindred Healthcare, Inc	281
82,942	*	Laboratory Corp of America Holdings	5,342
8,098	*	LHC Group, Inc	292
6,348	*	Life Sciences Research, Inc	60
39,831	*	LifePoint Hospitals, Inc	910
53,547	*	Lincare Holdings, Inc	1,442
29,594	*	Magellan Health Services, Inc	1,159
204,834		McKesson Corp	7,933
11,469	*	Medcath Corp	120
374,924	*	Medco Health Solutions, Inc	15,713
4,992		National Healthcare Corp	253
65,248	*	Nektar Therapeutics	363
15,155	*	Nighthawk Radiology Holdings, Inc	74
25,907	*	Odyssey HealthCare, Inc	240
81,223		Omnicare, Inc	2,255
34,263	*	Pediatrix Medical Group, Inc	1,086
81,765		Pharmaceutical Product Development, Inc	2,372
41,123	*	Psychiatric Solutions, Inc	1,145
12,730	*	RehabCare Group, Inc	193
15,881	*	Skilled Healthcare Group, Inc (Class A)	134
30,632	*	Sun Healthcare Group, Inc	271
35,130	*	Sunrise Senior Living, Inc	59
352,684	*	Tenet Healthcare Corp	406
34,048		Universal Health Services, Inc (Class B)	1,279
8,422	*	US Physical Therapy, Inc	112
5,340	*	Virtual Radiologic Corp	45
		TOTAL HEALTH SERVICES	73,042

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
15,782	*	Comverge, Inc	77
105,699	*	Foster Wheeler Ltd	2,471
24,088		Granite Construction, Inc	1,058
28,862		Great Lakes Dredge & Dock Corp	120
7,262	*	LB Foster Co (Class A)	227
17,122	*	Matrix Service Co	131
15,593	*	Orion Marine Group, Inc	151
8,423	*	Sterling Construction Co, Inc	156
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,391

HOLDING AND OTHER INVESTMENT OFFICES - 2.51%
23,371		Acadia Realty Trust	334
33,053	*	Affiliated Managers Group, Inc	1,386
5,860		Agree Realty Corp	106
1,423		Alexander's, Inc	363
22,774		Alexandria Real Estate Equities, Inc	1,374

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
130,545		Allied Capital Corp	$351
72,648		AMB Property Corp	1,701
31,936		American Campus Communities, Inc	654
6,963		American Capital Agency Corp	149
12,511	*	Ampal American Israel (Class A)	7
393,131		Annaly Mortgage Management, Inc	6,239
40,991		Anthracite Capital, Inc	91
67,436		Anworth Mortgage Asset Corp	434
78,584		Apartment Investment & Management Co (Class A)	908
8,687		Arbor Realty Trust, Inc	26
76,924		Ashford Hospitality Trust, Inc	88
10,813		Associated Estates Realty Corp	99
55,370		AvalonBay Communities, Inc	3,354
58,886		BioMed Realty Trust, Inc	690
86,777		Boston Properties, Inc	4,773
69,660		Brandywine Realty Trust	537
35,140		BRE Properties, Inc (Class A)	983
39,326		Camden Property Trust	1,232
30,528		Capital Lease Funding, Inc	53
2,167		Capital Southwest Corp	234
9,642		Capital Trust, Inc (Class A)	35
42,689		Capstead Mortgage Corp	460
9,676		Care Investment Trust, Inc	75
51,896		CBL & Associates Properties, Inc	337
31,340		Cedar Shopping Centers, Inc	222
5,581		Cherokee, Inc	97
8,700		Cogdell Spencer, Inc	81
37,771		Colonial Properties Trust	315
30,832		Corporate Office Properties Trust	947
32,524		Cousins Properties, Inc	450
13,235		Danvers Bancorp, Inc	177
134,600		DCT Industrial Trust, Inc	681
91,043		Developers Diversified Realty Corp	444
71,263		DiamondRock Hospitality Co	361
51,971		Digital Realty Trust, Inc	1,707
88,791		Douglas Emmett, Inc	1,160
116,914		Duke Realty Corp	1,281
19,564		EastGroup Properties, Inc	696
18,827		Education Realty Trust, Inc	98
24,156		Entertainment Properties Trust	720
15,082		Equity Lifestyle Properties, Inc	579
26,061		Equity One, Inc	461
197,508		Equity Residential	5,890
18,378		Essex Property Trust, Inc	1,411
62,323		Extra Space Storage, Inc	643
42,843		Federal Realty Investment Trust	2,660
48,174		FelCor Lodging Trust, Inc	89
32,972		First Industrial Realty Trust, Inc	249
16,992		First Potomac Realty Trust	158
48,850		Franklin Street Properties Corp	721
180,667		General Growth Properties, Inc	233
11,498		Getty Realty Corp	242
15,081		Gladstone Capital Corp	122
26,916		Glimcher Realty Trust	76
29,624		Gramercy Capital Corp	38
16,757	*	Harris & Harris Group, Inc	66

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
10,611		Hatteras Financial Corp	$282
183,508		HCP, Inc	5,096
75,273		Health Care REIT, Inc	3,177
42,772		Healthcare Realty Trust, Inc	1,004
28,508		Hersha Hospitality Trust	86
46,142		Highwoods Properties, Inc	1,262
30,269	*	Hilltop Holdings, Inc	295
23,345		Home Properties, Inc	948
71,378		Hospitality Properties Trust	1,061
381,777		Host Marriott Corp	2,890
177,977		HRPT Properties Trust	600
48,237		Inland Real Estate Corp	626
40,347		Investors Real Estate Trust	432
842,304		iShares Russell 3000 Index Fund	43,876
125,709		iStar Financial, Inc	280
18,553		JER Investors Trust, Inc	17
24,426		Kilroy Realty Corp	817
161,838		Kimco Realty Corp	2,958
20,224		Kite Realty Group Trust	112
32,868		LaSalle Hotel Properties	363
41,683		Lexington Corporate Properties Trust	208
69,145		Liberty Property Trust	1,579
17,555		LTC Properties, Inc	356
54,016		Macerich Co	981
49,047		Mack-Cali Realty Corp	1,202
29,713	*	Maguire Properties, Inc	43
47,910		Medical Properties Trust, Inc	302
32,379	*	Meruelo Maddux Properties, Inc	40
143,419		MFA Mortgage Investments, Inc	845
20,324		Mid-America Apartment Communities, Inc	755
14,218		Mission West Properties, Inc	109
13,926		Monmouth Real Estate Investment Corp (Class A)	97
17,411		MVC Capital, Inc	191
18,515		National Health Investors, Inc	508
54,423		National Retail Properties, Inc	936
70,794		Nationwide Health Properties, Inc	2,033
31,202		Newcastle Investment Corp	26
42,485		NorthStar Realty Finance Corp	166
61,387		Omega Healthcare Investors, Inc	980
5,498		One Liberty Properties, Inc	48
11,623		Parkway Properties, Inc	209
28,926		Pennsylvania Real Estate Investment Trust	215
125,166		Plum Creek Timber Co, Inc	4,348
36,066		Post Properties, Inc	595
28,306		Potlatch Corp	736
203,578		Prologis	2,828
19,176		Prospect Capital Corp	230
11,782		PS Business Parks, Inc	526
92,786		Public Storage, Inc	7,376
44,670		RAIT Investment Trust	116
11,548		Ramco-Gershenson Properties	71
71,615		Realty Income Corp	1,658
26,168		Redwood Trust, Inc	390
51,274		Regency Centers Corp	2,394
15,662		Resource Capital Corp	60
8,737		Saul Centers, Inc	345

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
86,487		Senior Housing Properties Trust	$1,550
163,967		Simon Property Group, Inc	8,712
42,555		SL Green Realty Corp	1,102
16,182		Sovran Self Storage, Inc	583
55,726		Strategic Hotels & Resorts, Inc	94
12,790		Sun Communities, Inc	179
44,687		Sunstone Hotel Investors, Inc	277
23,030		Tanger Factory Outlet Centers, Inc	866
39,722		Taubman Centers, Inc	1,011
101,284		UDR, Inc	1,397
10,285		Universal Health Realty Income Trust	338
19,529		Urstadt Biddle Properties, Inc (Class A)	311
33,533		U-Store-It Trust	149
98,210		Ventas, Inc	3,297
221,694		Virgin Media, Inc	1,106
100,521		Vornado Realty Trust	6,066
50,291		WABCO Holdings, Inc	794
38,512		Washington Real Estate Investment Trust	1,090
55,000		Weingarten Realty Investors	1,138
8,043		Winthrop Realty Trust	87
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	179,979

HOTELS AND OTHER LODGING PLACES - 0.20%
18,496		Ameristar Casinos, Inc	160
15,345	*	Bluegreen Corp	48
38,269		Boyd Gaming Corp	181
22,909		Choice Hotels International, Inc	689
29,868	*	Gaylord Entertainment Co	324
21,853	*	Great Wolf Resorts, Inc	34
9,907	*	Isle of Capri Casinos, Inc	32
137,706	*	Las Vegas Sands Corp	817
14,595	*	Lodgian, Inc	31
14,891		Marcus Corp	242
213,970		Marriott International, Inc (Class A)	4,162
96,139	*	MGM Mirage	1,323
8,692	*	Monarch Casino & Resort, Inc	101
14,393	*	Morgans Hotel Group Co	67
31,477		Orient-Express Hotels Ltd (Class A)	241
11,051	*	Outdoor Channel Holdings, Inc	83
10,185	*	Riviera Holdings Corp	31
133,623		Starwood Hotels & Resorts Worldwide, Inc	2,392
22,214	*	Vail Resorts, Inc	591
128,944		Wyndham Worldwide Corp	845
41,853		Wynn Resorts Ltd	1,769
		TOTAL HOTELS AND OTHER LODGING PLACES	14,163

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.43%
19,106	*	3PAR, Inc	147
8,853		Aaon, Inc	185
43,614		Actuant Corp (Class A)	830
67,615	*	AGCO Corp	1,595
4,490		Alamo Group, Inc	67
17,732	*	Allis-Chalmers Energy, Inc	98
18,705	*	Altra Holdings, Inc	148
5,232		Ampco-Pittsburgh Corp	114
998,574		Applied Materials, Inc	10,116

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
13,287	*	Astec Industries, Inc	$416
39,136	*	Asyst Technologies, Inc	10
17,717	*	AuthenTec, Inc	30
73,014	*	Axcelis Technologies, Inc	37
44,378		Black & Decker Corp	1,855
11,587		Black Box Corp	303
27,159	*	Blount International, Inc	257
6,303	*	Bolt Technology Corp	44
39,839		Briggs & Stratton Corp	701
276,213	*	Brocade Communications Systems, Inc	773
52,087	*	Brooks Automation, Inc	303
55,339		Bucyrus International, Inc (Class A)	1,025
43,791		Carlisle Cos, Inc	906
8,145		Cascade Corp	243
452,922		Caterpillar, Inc	20,232
50,384	*	Cirrus Logic, Inc	135
15,295	*	Colfax Corp	159
12,813	*	Columbus McKinnon Corp	175
22,453	*	Cray, Inc	47
148,236		Cummins, Inc	3,962
33,230		Curtiss-Wright Corp	1,110
22,436	*	Cymer, Inc	492
316,019		Deere & Co	12,110
1,337,415	*	Dell, Inc	13,695
48,556		Diebold, Inc	1,364
59,606		Donaldson Co, Inc	2,006
138,965		Dover Corp	4,575
63,131	*	Dresser-Rand Group, Inc	1,089
22,021	*	Dril-Quip, Inc	452
48,742	*	Elixir Gaming Technologies, Inc	6
1,521,273	*	EMC Corp	15,928
67,542	*	Emulex Corp	471
25,764	*	Ener1, Inc	184
19,155	*	ENGlobal Corp	62
15,889	*	EnPro Industries, Inc	342
86,789	*	Entegris, Inc	190
89,895	*	Extreme Networks, Inc	210
10,864	*	Flanders Corp	51
18,788	*	Flotek Industries, Inc	47
26,655	*	Flow International Corp	65
43,431		Flowserve Corp	2,237
94,122	*	FMC Technologies, Inc	2,243
12,288	*	Fuel Tech, Inc	130
41,762	*	Gardner Denver, Inc	975
9,597		Gorman-Rupp Co	299
43,862		Graco, Inc	1,041
7,264		Graham Corp	79
4,595	*	Harbin Electric, Inc	37
1,820,096		Hewlett-Packard Co	66,051
3,857	*	Hurco Cos, Inc	46
61,072		IDEX Corp	1,475
18,659	*	Immersion Corp	110
229,434		Ingersoll-Rand Co Ltd (Class A)	3,981
48,048	*	Intermec, Inc	638
1,015,158		International Business Machines Corp	85,436
227,483		International Game Technology	2,705

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
14,156	*	Intevac, Inc	$72
5,817	*	Isilon Systems, Inc	19
133,154		ITT Industries, Inc	6,124
150,302		Jabil Circuit, Inc	1,015
20,027		John Bean Technologies Corp	164
79,248		Joy Global, Inc	1,814
9,545	*	Kadant, Inc	129
25,319		Kaydon Corp	870
57,312		Kennametal, Inc	1,272
4,064	*	Key Technology, Inc	77
40,500	*	Kulicke & Soffa Industries, Inc	69
91,530	*	Lam Research Corp	1,948
35,025		Lennox International, Inc	1,131
57,566	*	Lexmark International, Inc (Class A)	1,549
10,010		Lindsay Manufacturing Co	318
11,534		Lufkin Industries, Inc	398
103,194		Manitowoc Co, Inc	894
10,825		Met-Pro Corp	144
60,518	*	Micros Systems, Inc	988
12,151	*	Middleby Corp	331
24,902		Modine Manufacturing Co	121
3,910		Nacco Industries, Inc (Class A)	146
14,615	*	NATCO Group, Inc (Class A)	222
8,571	*	Natural Gas Services Group, Inc	87
28,487	*	Netezza Corp	189
24,403	*	Netgear, Inc	278
11,283		NN, Inc	26
25,532		Nordson Corp	824
36,849	*	Oil States International, Inc	689
92,370		Pall Corp	2,626
72,885		Palm, Inc	224
152,353		Pitney Bowes, Inc	3,882
9,152	*	PMFG, Inc	87
134,455	*	Quantum Corp	48
25,143	*	Rackable Systems, Inc	99
14,719	*	RBC Bearings, Inc	299
7,282	*	Rimage Corp	98
40,886	*	Riverbed Technology, Inc	466
19,984		Robbins & Myers, Inc	323
85,950	*	Safeguard Scientifics, Inc	59
166,340	*	SanDisk Corp	1,597
6,258		Sauer-Danfoss, Inc	55
19,852	*	Scansource, Inc	383
49,874	*	Scientific Games Corp (Class A)	875
86,617	m,v	Seagate Technology	-^
364,881		Seagate Technology, Inc	1,616
15,689	*	Semitool, Inc	48
19,250	*	Sigma Designs, Inc	183
39,922		SPX Corp	1,619
8,469		Standex International Corp	168
22,478	*	STEC, Inc	96
16,272	*	Super Micro Computer, Inc	103
8,956	*	T-3 Energy Services, Inc	85
10,545	*	Tecumseh Products Co	101
11,200		Tennant Co	172
131,589	*	Teradata Corp	1,951

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
79,671	*	Terex Corp	$1,380
9,835	*	Thermadyne Holdings Corp	68
59,500		Timken Co	1,168
26,107		Toro Co	862
14,313	*	TurboChef Technologies, Inc	70
6,504		Twin Disc, Inc	45
18,851	*	Ultratech, Inc	225
92,020	*	Varian Medical Systems, Inc	3,224
48,259	*	VeriFone Holdings, Inc	236
18,286		Watsco, Inc	702
159,208	*	Western Digital Corp	1,823
42,738		Woodward Governor Co	984
48,274	*	Zebra Technologies Corp (Class A)	978
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	317,781

INSTRUMENTS AND RELATED PRODUCTS - 3.86%
15,924	*	Abaxis, Inc	255
21,756	*	Abiomed, Inc	357
26,489	*	Accuray, Inc	137
39,000	*	Advanced Medical Optics, Inc	258
48,446	*	Affymetrix, Inc	145
267,668	*	Agilent Technologies, Inc	4,184
42,246	*	Align Technology, Inc	370
226,078		Allergan, Inc	9,115
18,953	*	Alphatec Holdings, Inc	45
55,114	*	American Medical Systems Holdings, Inc	495
6,336		American Science & Engineering, Inc	469
11,227		Analogic Corp	306
14,600	*	Anaren, Inc	174
15,144	*	Angiodynamics, Inc	207
7,835	*	Argon ST, Inc	148
19,956	*	Arthrocare Corp	95
1,039		Atrion Corp	101
7,142	*	Axsys Technologies, Inc	392
11,864		Badger Meter, Inc	344
73,413		Bard (C.R.), Inc	6,186
464,124		Baxter International, Inc	24,872
46,314		Beckman Coulter, Inc	2,035
180,474		Becton Dickinson & Co	12,343
13,647	*	Bio-Rad Laboratories, Inc (Class A)	1,028
1,108,522	*	Boston Scientific Corp	8,580
39,674	*	Bruker BioSciences Corp	160
35,172	*	Caliper Life Sciences, Inc	34
8,219	*	Cantel Medical Corp	121
14,117	*	Cardiac Science Corp	106
3,187	*	CardioNet, Inc	79
42,022	*	Cepheid, Inc	436
17,122	*	Coherent, Inc	367
15,857		Cohu, Inc	193
22,053	*	Conmed Corp	528
34,815		Cooper Cos, Inc	571
369,450		Covidien Ltd	13,389
14,634	*	Cyberonics, Inc	242
5,493	*	Cynosure, Inc (Class A)	50
189,352		Danaher Corp	10,719
9,120		Datascope Corp	476

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
109,141		Dentsply International, Inc	$3,082
35,845	*	Depomed, Inc	59
18,685	*	DexCom, Inc	52
15,488	*	Dionex Corp	695
5,160	*	DXP Enterprises, Inc	75
209,804		Eastman Kodak Co	1,381
574,268		Emerson Electric Co	21,024
19,238	*	ESCO Technologies, Inc	788
23,800	*	Esterline Technologies Corp	902
48,426	*	ev3, Inc	295
4,898	*	Exactech, Inc	82
10,521	*	FARO Technologies, Inc	177
24,915	*	FEI Co	470
8,200	*	FGX International Holdings Ltd	113
104,792	*	Flir Systems, Inc	3,215
34,873	*	Formfactor, Inc	509
34,212	*	Fossil, Inc	571
94,802		Garmin Ltd	1,817
19,314	*	Haemonetics Corp	1,091
22,869	*	Hanger Orthopedic Group, Inc	332
9,696	*	Herley Industries, Inc	119
43,616		Hillenbrand, Inc	728
188,709	*	Hologic, Inc	2,466
9,395	*	ICU Medical, Inc	311
10,189	*	ICx Technologies, Inc	81
13,461	*	I-Flow Corp	65
16,744	*	II-VI, Inc	320
91,506	*	Illumina, Inc	2,384
12,951	*	Insulet Corp	100
14,613	*	Integra LifeSciences Holdings Corp	520
28,910	*	Intuitive Surgical, Inc	3,671
26,594		Invacare Corp	413
66,411	*	ION Geophysical Corp	228
12,955	*	IRIS International, Inc	181
25,493	*	Itron, Inc	1,625
30,992	*	Ixia	179
8,260	*	Kensey Nash Corp	160
122,204		Kla-Tencor Corp	2,663
50,517	*	Kopin Corp	103
1,705	*	K-Tron International, Inc	136
52,878	*	L-1 Identity Solutions, Inc	356
8,713	*	LaBarge, Inc	125
49,063	*	LTX-Credence Corp	13
12,178	*	Lydall, Inc	70
35,128	*	Masimo Corp	1,048
9,778	*	Measurement Specialties, Inc	68
9,627	*	Medical Action Industries, Inc	96
826,838		Medtronic, Inc	25,979
27,176		Mentor Corp	841
18,330	*	Merit Medical Systems, Inc	329
26,777	*	Mettler-Toledo International, Inc	1,805
10,806	*	Micrus Endovascular Corp	125
41,016	*	Millipore Corp	2,113
24,253		Mine Safety Appliances Co	580
35,548	*	MKS Instruments, Inc	526
12,667		Movado Group, Inc	119

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
13,932		MTS Systems Corp	$371
41,305		National Instruments Corp	1,006
19,956	*	Natus Medical, Inc	258
10,524	*	Neogen Corp	263
27,910	*	Newport Corp	189
28,998	*	NuVasive, Inc	1,005
14,324	*	NxStage Medical, Inc	38
11,676	*	Orthofix International NV	179
46,144	*	Orthovita, Inc	156
2,713	*	OYO Geospace Corp	47
12,302	*	Palomar Medical Technologies, Inc	142
85,092		PerkinElmer, Inc	1,184
311,632		Raytheon Co	15,906
58,988	*	Resmed, Inc	2,211
106,305		Rockwell Automation, Inc	3,427
117,396		Rockwell Collins, Inc	4,589
21,764	*	Rofin-Sinar Technologies, Inc	448
65,940		Roper Industries, Inc	2,862
20,900	*	Rudolph Technologies, Inc	74
53,475	*	Sirf Technology Holdings, Inc	68
11,900	*	Sirona Dental Systems, Inc	125
8,984	*	Somanetics Corp	148
16,954	*	Sonic Solutions, Inc	30
11,650	*	SonoSite, Inc	222
21,581	*	Spectranetics Corp	56
251,647	*	St. Jude Medical, Inc	8,294
49,750	*	Star Scientific, Inc	191
16,786	*	Stereotaxis, Inc	74
44,141		STERIS Corp	1,055
226,386		Stryker Corp	9,044
24,549	*	Symmetry Medical, Inc	196
9,221	*	Synovis Life Technologies, Inc	173
28,652		Techne Corp	1,849
25,935	*	Teledyne Technologies, Inc	1,155
122,676	*	Teradyne, Inc	518
309,453	*	Thermo Electron Corp	10,543
41,620	*	Thoratec Corp	1,352
9,073	*	Trans1, Inc	65
90,408	*	Trimble Navigation Ltd	1,954
23,253	*	Varian, Inc	779
20,673	*	Veeco Instruments, Inc	131
11,927	*	Vital Images, Inc	166
40,285	*	Vivus, Inc	214
9,220	*	Vnus Medical Technologies, Inc	150
34,192	*	Volcano Corp	513
73,044	*	Waters Corp	2,677
28,863	*	Wright Medical Group, Inc	590
666,758		Xerox Corp	5,314
169,528	*	Zimmer Holdings, Inc	6,852
14,948	*	Zoll Medical Corp	282
12,959	*	Zygo Corp	90
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	276,713

INSURANCE AGENTS, BROKERS AND SERVICE - 0.40%
204,963		AON Corp	9,363
85,625		Brown & Brown, Inc	1,790

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
14,025	*	Crawford & Co (Class B)	$204
70,896		Gallagher (Arthur J.) & Co	1,837
240,280		Hartford Financial Services Group, Inc	3,945
4,317		Life Partners Holdings, Inc	188
378,000		Marsh & McLennan Cos, Inc	9,174
28,892		National Financial Partners Corp	88
6,631		White Mountains Insurance Group Ltd	1,771
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	28,360

INSURANCE CARRIERS - 3.68%
358,226		Aetna, Inc	10,209
349,901		Aflac, Inc	16,039
3,675	*	Alleghany Corp	1,036
36,441		Allied World Assurance Holdings Ltd	1,480
404,045		Allstate Corp	13,237
179,780		Ambac Financial Group, Inc	234
39,900		American Equity Investment Life Holding Co	279
54,873		American Financial Group, Inc	1,255
1,681,770		American International Group, Inc	2,640
11,112		American National Insurance Co	819
8,194		American Physicians Capital, Inc	394
7,468	*	American Safety Insurance Holdings Ltd	99
40,065	*	AMERIGROUP Corp	1,183
13,065	*	Amerisafe, Inc	268
17,807		Amtrust Financial Services, Inc	207
35,349	*	Arch Capital Group Ltd	2,478
22,199	*	Argo Group International Holdings Ltd	753
65,046		Aspen Insurance Holdings Ltd	1,577
88,596		Assurant, Inc	2,658
43,203		Assured Guaranty Ltd	493
108,935		Axis Capital Holdings Ltd	3,172
4,897		Baldwin & Lyons, Inc (Class B)	89
23,815		Castlepoint Holdings Ltd	323
23,814	*	Catalyst Health Solutions, Inc	580
31,767	*	Centene Corp	626
267,636		Chubb Corp	13,649
204,971		Cigna Corp	3,454
108,299		Cincinnati Financial Corp	3,148
24,979	*	Citizens, Inc (Class A)	242
19,762		CNA Financial Corp	325
10,118	*	CNA Surety Corp	194
150,674	*	Conseco, Inc	780
30,740		Delphi Financial Group, Inc (Class A)	567
9,364		Donegal Group, Inc (Class A)	157
4,503		EMC Insurance Group, Inc	116
40,431		Employers Holdings, Inc	667
39,638		Endurance Specialty Holdings Ltd	1,210
4,920	*	Enstar Group Ltd	291
23,328		Erie Indemnity Co (Class A)	878
46,083		Everest Re Group Ltd	3,509
10,036		FBL Financial Group, Inc (Class A)	155
157,242		Fidelity National Title Group, Inc (Class A)	2,791
13,254	*	First Acceptance Corp	38
68,920		First American Corp	1,991
8,814	*	First Mercury Financial Corp	126
10,047		Flagstone Reinsurance Holdings Ltd	98

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
6,887	*	Fpic Insurance Group, Inc	$302
322,046		Genworth Financial, Inc (Class A)	911
20,683	*	Greenlight Capital Re Ltd (Class A)	269
36,385		Hanover Insurance Group, Inc	1,563
10,427		Harleysville Group, Inc	362
84,139		HCC Insurance Holdings, Inc	2,251
85,483	*	Health Net, Inc	931
37,295	*	Healthspring, Inc	745
29,235		Horace Mann Educators Corp	269
124,169	*	Humana, Inc	4,629
3,952		Independence Holding Co	14
10,619		Infinity Property & Casualty Corp	496
38,500		IPC Holdings Ltd	1,151
2,078		Kansas City Life Insurance Co	90
133,888		Leucadia National Corp	2,651
189,579		Lincoln National Corp	3,572
229,968		Loews Corp	6,497
34,934		Maiden Holdings Ltd	109
7,160	*	Markel Corp	2,141
42,796		Max Re Capital Ltd	757
171,117	*	MBIA, Inc	696
32,589		Meadowbrook Insurance Group, Inc	210
19,709		Mercury General Corp	906
371,176		Metlife, Inc	12,939
115,878		MGIC Investment Corp	403
8,801	*	Molina Healthcare, Inc	155
71,424		Montpelier Re Holdings Ltd	1,199
11,286		National Interstate Corp	202
1,551		National Western Life Insurance Co (Class A)	262
33,169		Nationwide Financial Services, Inc (Class A)	1,732
9,235	*	Navigators Group, Inc	507
4,145		NYMAGIC, Inc	79
17,706		Odyssey Re Holdings Corp	917
168,530		Old Republic International Corp	2,009
20,220		OneBeacon Insurance Group Ltd (Class A)	211
39,884		PartnerRe Ltd	2,843
87,893		Phoenix Cos, Inc	287
36,901		Platinum Underwriters Holdings Ltd	1,331
22,267	*	PMA Capital Corp (Class A)	158
61,333		PMI Group, Inc	120
13,808		Presidential Life Corp	137
32,274	*	Primus Guaranty Ltd	37
189,917		Principal Financial Group	4,286
24,172	*	ProAssurance Corp	1,276
494,033		Progressive Corp	7,317
55,319		Protective Life Corp	794
318,313		Prudential Financial, Inc	9,632
58,897		Radian Group, Inc	217
15,001	*	RadNet, Inc	50
50,624		Reinsurance Group of America, Inc (Class A)	2,168
46,431		RenaissanceRe Holdings Ltd	2,394
14,489		RLI Corp	886
11,778		Safety Insurance Group, Inc	448
14,868	*	SeaBright Insurance Holdings, Inc	175
40,400		Selective Insurance Group, Inc	926
37,995		Stancorp Financial Group, Inc	1,587

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
9,480		State Auto Financial Corp	$285
12,744		Stewart Information Services Corp	299
65,792		Torchmark Corp	2,941
14,435		Tower Group, Inc	407
19,325		Transatlantic Holdings, Inc	774
445,182		Travelers Cos, Inc	20,122
8,100	*	Triple-S Management Corp (Class B)	93
14,545	*	United America Indemnity Ltd (Class A)	186
14,738		United Fire & Casualty Co	458
907,355		UnitedHealth Group, Inc	24,136
32,289		Unitrin, Inc	515
32,738	*	Universal American Financial Corp	289
260,385		UnumProvident Corp	4,843
47,530		Validus Holdings Ltd	1,243
102,891		W.R. Berkley Corp	3,190
32,075	*	WellCare Health Plans, Inc	412
387,646	*	WellPoint, Inc	16,332
921		Wesco Financial Corp	265
239,915		XL Capital Ltd (Class A)	888
26,173		Zenith National Insurance Corp	826
		TOTAL INSURANCE CARRIERS	264,224

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
9,575	*	China Fire & Security Group, Inc	65
93,936	*	Corrections Corp of America	1,537
36,479	*	Geo Group, Inc	658
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,260

LEATHER AND LEATHER PRODUCTS - 0.11%
249,350	*	Coach, Inc	5,179
69,894	*	CROCS, Inc	87
19,390	*	Genesco, Inc	328
41,255	*	Iconix Brand Group, Inc	403
14,372	*	Steven Madden Ltd	306
38,262	*	Timberland Co (Class A)	442
3,210		Weyco Group, Inc	106
38,905		Wolverine World Wide, Inc	819
		TOTAL LEATHER AND LEATHER PRODUCTS	7,670

LEGAL SERVICES - 0.03%
37,932	*	FTI Consulting, Inc	1,695
7,324	*	Pre-Paid Legal Services, Inc	273
		TOTAL LEGAL SERVICES	1,968

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
8,114	*	Emergency Medical Services Corp (Class A)	297
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	297

LUMBER AND WOOD PRODUCTS - 0.01%
8,518		American Woodmark Corp	155
64,030	*	Champion Enterprises, Inc	36
7,514		Deltic Timber Corp	344
86,907		Louisiana-Pacific Corp	136
4,307		Skyline Corp	86
11,966		Universal Forest Products, Inc	322
		TOTAL LUMBER AND WOOD PRODUCTS	1,079

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
METAL MINING - 0.40%
31,735	*	Allied Nevada Gold Corp	$161
38,747	*	Apex Silver Mines Ltd	38
87,142		Cleveland-Cliffs, Inc	2,232
433,835	*	Coeur d'Alene Mines Corp	382
32,556		Foundation Coal Holdings, Inc	456
284,010		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,941
132,363	*	Hecla Mining Co	371
322,393		Newmont Mining Corp	13,121
67,724	*	Patriot Coal Corp	423
35,943	*	Rosetta Resources, Inc	254
23,868		Royal Gold, Inc	1,175
19,857	*	ShengdaTech, Inc	70
162,944		Southern Copper Corp	2,617
30,773	*	Stillwater Mining Co	152
36,838	*	Uranium Resources, Inc	28
		TOTAL METAL MINING	28,421

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
14,119		Armstrong World Industries, Inc	305
19,692		Blyth, Inc	154
51,179		Callaway Golf Co	475
22,322		Daktronics, Inc	209
92,502		Hasbro, Inc	2,698
24,778	*	Intrepid Potash, Inc	515
19,429	*	Jakks Pacific, Inc	401
22,402	*	Leapfrog Enterprises, Inc	78
8,407		Marine Products Corp	47
265,821		Mattel, Inc	4,253
26,637	*	Nautilus, Inc	59
14,785	*	RC2 Corp	158
11,572	*	Russ Berrie & Co, Inc	34
38,355	*	Shuffle Master, Inc	190
4,356		Steinway Musical Instruments, Inc	76
353,338		Tyco International Ltd	7,632
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	17,284

MISCELLANEOUS RETAIL - 1.24%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	56
233,421	*	Amazon.com, Inc	11,970
25,824		Barnes & Noble, Inc	387
15,894		Big 5 Sporting Goods Corp	83
10,266	*	Blue Nile, Inc	251
41,091	*	Borders Group, Inc	16
10,668	*	Build-A-Bear Workshop, Inc	52
26,223	*	Cabela's, Inc	153
20,960		Cash America International, Inc	573
36,440	*	CKX, Inc	134
46,768	*	Coldwater Creek, Inc	133
1,052,786		CVS Corp	30,257
62,438	*	Dick's Sporting Goods, Inc	881
67,940	*	Dollar Tree, Inc	2,840
61,220	*	Drugstore.Com	76
28,590	*	Ezcorp, Inc (Class A)	435
7,272	*	Fuqi International, Inc	46

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
16,458	*	GSI Commerce, Inc	$173
24,778	*	Hibbett Sports, Inc	389
26,504	*	HSN, Inc	193
19,736	*	Jo-Ann Stores, Inc	306
35,065	*	Marvel Entertainment, Inc	1,078
32,978		MSC Industrial Direct Co (Class A)	1,215
24,699		Nutri/System, Inc	360
230,177	*	Office Depot, Inc	686
62,128		OfficeMax, Inc	475
11,517	*	Overstock.com, Inc	124
6,868	*	PC Connection, Inc	35
7,784	*	PC Mall, Inc	31
91,194		Petsmart, Inc	1,683
30,867	*	Priceline.com, Inc	2,273
9,367		Pricesmart, Inc	194
406,165	*	Rite Aid Corp	126
10,339	*	Shutterfly, Inc	72
62,100		Signet Jewelers Ltd	538
12,380	*	Stamps.com, Inc	122
517,608		Staples, Inc	9,276
9,938		Systemax, Inc	107
92,285		Tiffany & Co	2,181
730,190		Walgreen Co	18,014
20,188		World Fuel Services Corp	747
25,452	*	Zale Corp	85
12,255	*	Zumiez, Inc	91
		TOTAL MISCELLANEOUS RETAIL	88,917

MOTION PICTURES - 0.69%
10,098	*	Ascent Media Corp (Series A)	221
27,904	*	Avid Technology, Inc	304
143,498	*	Blockbuster, Inc (Class A)	181
21,687		Cinemark Holdings, Inc	161
86	*	Discovery Communications, Inc (Class A)	1
190,187	*	Discovery Communications, Inc (Class C)	2,547
61,502	*	DreamWorks Animation SKG, Inc (Class A)	1,554
11,202	*	Gaiam, Inc (Class A)	52
59,204	*	Macrovision Solutions Corp	749
30,800		National CineMedia, Inc	312
1,702,346		News Corp (Class A)	15,474
60,087		Regal Entertainment Group (Class A)	614
2,642,275		Time Warner, Inc	26,581
114,426	*	tw telecom inc (Class A)	969
		TOTAL MOTION PICTURES	49,720

NONDEPOSITORY INSTITUTIONS - 0.60%
36,918		Advance America Cash Advance Centers, Inc	70
26,047		Advanta Corp (Class B)	54
149,545		American Capital Ltd	485
740,883		American Express Co	13,743
83,434	*	AmeriCredit Corp	637
108,197		Apollo Investment Corp	1,007
69,835		Ares Capital Corp	442
7,100		BlackRock Kelso Capital Corp	70
29,500	*	Boise, Inc	13
276,981		Capital One Financial Corp	8,833

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
158,535		CapitalSource, Inc	$732
100,400		Chimera Investment Corp	346
210,389		CIT Group, Inc	955
16,600	*	CompuCredit Corp	92
6,736	*	Credit Acceptance Corp	92
350,856		Discover Financial Services	3,344
4,010	*	Doral Financial Corp	30
11,162	*	Encore Capital Group, Inc	80
7,676		Federal Agricultural Mortgage Corp (Class C)	27
484,001		Federal Home Loan Mortgage Corp	353
775,430		Federal National Mortgage Association	589
19,417		Financial Federal Corp	452
18,408	*	First Cash Financial Services, Inc	351
43,239	*	First Marblehead Corp	56
15,921		Gladstone Investment Corp	78
37,598		GLG Partners, Inc	85
24,950	*	Guaranty Financial Group, Inc	65
23,158		Hercules Technology Growth Capital, Inc	183
8,511		Kohlberg Capital Corp	31
71,276		Lender Processing Services, Inc	2,099
50,285		MCG Capital Corp	36
9,981		Medallion Financial Corp	76
18,237	*	Mercadolibre, Inc	299
7,245	*	Mitcham Industries, Inc	29
13,901		Nelnet, Inc (Class A)	199
9,384	*	NewStar Financial, Inc	37
12,077		NGP Capital Resources Co	101
25,500	*	Ocwen Financial Corp	234
12,881		Patriot Capital Funding, Inc	47
13,973		PennantPark Investment Corp	50
37,904	*	PHH Corp	483
341,110	*	SLM Corp	3,036
2,846		Student Loan Corp	117
179,246		Textron, Inc	2,486
40,004	*	thinkorswim Group, Inc	225
4,417	*	Tree.com, Inc	11
12,929	*	World Acceptance Corp	256
		TOTAL NONDEPOSITORY INSTITUTIONS	43,116

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
18,209		AMCOL International Corp	382
24,077		Compass Minerals International, Inc	1,412
45,354	*	General Moly, Inc	54
79,922		Vulcan Materials Co	5,561
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,409

OIL AND GAS EXTRACTION - 3.99%
29,557	*	Abraxas Petroleum Corp	21
343,417		Anadarko Petroleum Corp	13,239
245,379		Apache Corp	18,288
6,580		APCO Argentina, Inc	175
6,556	*	Approach Resources, Inc	48
31,907	*	Arena Resources, Inc	896
25,618		Atlas America, Inc	380
19,847	*	ATP Oil & Gas Corp	116
41,974	*	Atwood Oceanics, Inc	641

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
228,268		Baker Hughes, Inc	$7,321
32,576	*	Basic Energy Services, Inc	425
33,452		Berry Petroleum Co (Class A)	253
26,337	*	Bill Barrett Corp	557
215,784		BJ Services Co	2,518
26,898	*	BMB Munai, Inc	37
32,124	*	Brigham Exploration Co	103
18,177	*	Bronco Drilling Co, Inc	117
74,861		Cabot Oil & Gas Corp	1,946
38,620	*	Cal Dive International, Inc	251
14,536	*	Callon Petroleum Co	38
157,356	*	Cameron International Corp	3,226
27,338	*	Cano Petroleum, Inc	12
20,347	*	Carrizo Oil & Gas, Inc	328
35,790	*	Cheniere Energy, Inc	102
421,453		Chesapeake Energy Corp	6,815
60,613		Cimarex Energy Co	1,623
3,369	*	Clayton Williams Energy, Inc	153
23,668	*	CNX Gas Corp	646
34,650	*	Complete Production Services, Inc	282
33,310	*	Comstock Resources, Inc	1,574
42,909	*	Concho Resources, Inc	979
10,775	*	Contango Oil & Gas Co	607
22,174	*	Continental Resources, Inc	459
5,228	*	Dawson Geophysical Co	93
49,598	*	Delta Petroleum Corp	236
181,865	*	Denbury Resources, Inc	1,986
328,656		Devon Energy Corp	21,596
51,480		Diamond Offshore Drilling, Inc	3,034
5,864	*	Double Eagle Petroleum Co	41
39,711	*	Encore Acquisition Co	1,013
81,717	*	Endeavour International Corp	41
27,497	*	Energy Partners Ltd	37
9,700	*	Energy Recovery, Inc	74
86,356		Energy XXI Bermuda Ltd	68
103,958		ENSCO International, Inc	2,951
183,659		EOG Resources, Inc	12,228
95,992		Equitable Resources, Inc	3,221
120,259	*	EXCO Resources, Inc	1,090
47,192	*	Exterran Holdings, Inc	1,005
71,652	*	Forest Oil Corp	1,182
24,931	*	FX Energy, Inc	70
67,833	*	Gasco Energy, Inc	26
21,487	*	GeoGlobal Resources, Inc	34
4,904	*	Geokinetics, Inc	12
12,517	*	Geomet, Inc	22
4,145	*	Georesources, Inc	36
104,508	*	Global Industries Ltd	365
12,303	*	GMX Resources, Inc	312
17,217	*	Goodrich Petroleum Corp	516
18,897	*	Gulfport Energy Corp	75
644,148		Halliburton Co	11,711
29,621	*	Harvest Natural Resources, Inc	127
81,623	*	Helix Energy Solutions Group, Inc	591
76,677		Helmerich & Payne, Inc	1,744
62,749	*	Hercules Offshore, Inc	298

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
11,202		Houston American Energy Corp	$38
6,902		Kayne Anderson Energy Development Co	52
95,985	*	Key Energy Services, Inc	423
65,493	*	Mariner Energy, Inc	668
46,267	*	McMoRan Exploration Co	453
70,596	*	Meridian Resource Corp	40
206,320	*	Nabors Industries Ltd	2,470
305,133	*	National Oilwell Varco, Inc	7,457
94,732	*	Newfield Exploration Co	1,871
64,229	*	Newpark Resources, Inc	238
196,210		Noble Corp	4,334
126,228		Noble Energy, Inc	6,213
14,257	*	Northern Oil And Gas, Inc	37
606,089		Occidental Petroleum Corp	36,359
39,636	*	Oceaneering International, Inc	1,155
140,208	*	Oilsands Quest, Inc	102
5,367		Panhandle Oil and Gas, Inc (Class A)	97
27,407	*	Parallel Petroleum Corp	55
96,030	*	Parker Drilling Co	279
119,282		Patterson-UTI Energy, Inc	1,373
29,914		Penn Virginia Corp	777
3,037	m,v	Petrocorp, Inc	-^
185,014	*	PetroHawk Energy Corp	2,892
11,388	*	Petroleum Development Corp	274
37,803	*	Petroquest Energy, Inc	256
35,470	*	Pioneer Drilling Co	198
86,290		Pioneer Natural Resources Co	1,396
77,413	*	Plains Exploration & Production Co	1,799
12,071	*	PowerSecure International, Inc	40
26,044		Precision Drilling Trust	219
120,607	*	Pride International, Inc	1,927
14,053	*	Quest Resource Corp	6
74,419	*	Quicksilver Resources, Inc	415
26,595	*	RAM Energy Resources, Inc	23
115,589		Range Resources Corp	3,975
11,881	*	Rex Energy Corp	35
80,853		Rowan Cos, Inc	1,286
23,456		RPC, Inc	229
882,467		Schlumberger Ltd	37,355
15,255	*	SEACOR Holdings, Inc	1,017
157,985		Smith International, Inc	3,616
254,207	*	Southwestern Energy Co	7,364
45,939		St. Mary Land & Exploration Co	933
22,888	*	Stone Energy Corp	252
23,906	*	Sulphco, Inc	23
62,807	*	Superior Energy Services	1,001
11,230	*	Superior Well Services, Inc	112
23,503	*	Swift Energy Co	395
54,419	*	Tetra Technologies, Inc	264
37,744		Tidewater, Inc	1,520
11,158	*	Toreador Resources Corp	61
8,324	*	Trico Marine Services, Inc	37
16,704	*	Tri-Valley Corp	30
20,290	*	TXCO Resources, Inc	30
10,127	*	Union Drilling, Inc	53
33,835	*	Unit Corp	904

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
40,557	*	Vaalco Energy, Inc	$302
14,572	*	Venoco, Inc	40
21,672		W&T Offshore, Inc	310
37,871	*	Warren Resources, Inc	75
499,446	*	Weatherford International Ltd	5,404
31,520	*	Whiting Petroleum Corp	1,055
30,921	*	Willbros Group, Inc	262
407,507		XTO Energy, Inc	14,373
		TOTAL OIL AND GAS EXTRACTION	286,260

PAPER AND ALLIED PRODUCTS - 0.42%
38,425	*	AbitibiBowater, Inc	18
75,437		Bemis Co	1,786
26,323	*	Buckeye Technologies, Inc	96
38,005	*	Cenveo, Inc	169
352,281	*	Domtar Corporation	588
30,362		Glatfelter	282
104,801	*	Graphic Packaging Holding Co	120
25,049		Greif, Inc (Class A)	837
310,121		International Paper Co	3,659
13,461	*	Kapstone Paper and Packaging Corp	32
309,753		Kimberly-Clark Corp	16,336
124,927		MeadWestvaco Corp	1,398
20,151	*	Mercer International, Inc	39
10,278		Neenah Paper, Inc	91
77,673		Packaging Corp of America	1,045
28,437		Rock-Tenn Co (Class A)	972
9,960		Schweitzer-Mauduit International, Inc	199
196,880	*	Smurfit-Stone Container Corp	50
74,138		Sonoco Products Co	1,717
102,752		Temple-Inland, Inc	493
9,838		Verso Paper Corp	10
29,954		Wausau Paper Corp	343
		TOTAL PAPER AND ALLIED PRODUCTS	30,280

PERSONAL SERVICES - 0.17%
96,677		Cintas Corp	2,246
20,600	*	Coinstar, Inc	402
15,088		G & K Services, Inc (Class A)	305
238,003		H&R Block, Inc	5,407
20,449		Jackson Hewitt Tax Service, Inc	321
31,315		Regis Corp	455
68,023	*	Sally Beauty Holdings, Inc	387
187,277		Service Corp International	931
11,970	*	Steiner Leisure Ltd	353
9,989		Unifirst Corp	297
26,680		Weight Watchers International, Inc	785
		TOTAL PERSONAL SERVICES	11,889

PETROLEUM AND COAL PRODUCTS - 7.42%
9,171		Alon USA Energy, Inc	84
26,486	*	American Oil & Gas, Inc	21
52,752		Ashland, Inc	554
1,529,183		Chevron Corp	113,114
1,137,402		ConocoPhillips	58,917
14,100	*	CVR Energy, Inc	56

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
7,530		Delek US Holdings, Inc	$40
3,902,820		Exxon Mobil Corp	311,562
75,775		Frontier Oil Corp	957
162,929	*	Gran Tierra Energy, Inc	456
34,562	*	Headwaters, Inc	233
207,741		Hess Corp	11,143
32,029		Holly Corp	584
521,747		Marathon Oil Corp	14,275
139,344		Murphy Oil Corp	6,180
7,327		Quaker Chemical Corp	121
78,278	*	SandRidge Energy, Inc	481
84,104		Sunoco, Inc	3,655
98,960		Tesoro Corp	1,303
388,087		Valero Energy Corp	8,398
11,564		WD-40 Co	327
21,900		Western Refining, Inc	170
		TOTAL PETROLEUM AND COAL PRODUCTS	532,631

PIPELINES, EXCEPT NATURAL GAS - 0.10%
462,922		Spectra Energy Corp	7,286
		TOTAL PIPELINES, EXCEPT NATURAL GAS	7,286

PRIMARY METAL INDUSTRIES - 0.73%
82,503		AK Steel Holding Corp	769
596,504		Alcoa, Inc	6,717
73,511		Allegheny Technologies, Inc	1,877
36,981		Belden CDT, Inc	772
14,781	*	Brush Engineered Materials, Inc	188
34,840		Carpenter Technology Corp	716
23,469	*	Century Aluminum Co	235
6,101	*	Coleman Cable, Inc	28
50,127	*	CommScope, Inc	779
1,166,120		Corning, Inc	11,113
15,305		Encore Wire Corp	290
10,195	*	Fushi Copperweld, Inc	54
37,991	*	General Cable Corp	672
7,639	*	General Steel Holdings, Inc	30
20,138		Gibraltar Industries, Inc	241
8,302	*	Haynes International, Inc	204
24,699	*	Horsehead Holding Corp	116
40,893		Hubbell, Inc (Class B)	1,336
21,924		Matthews International Corp (Class A)	804
23,017	*	Metalico, Inc	36
27,916		Mueller Industries, Inc	700
6,217	*	Northwest Pipe Co	265
232,188		Nucor Corp	10,727
5,831		Olympic Steel, Inc	119
101,803		Precision Castparts Corp	6,055
16,800	*	RTI International Metals, Inc	240
15,609		Schnitzer Steel Industries, Inc (Class A)	588
118,860		Steel Dynamics, Inc	1,329
17,419		Texas Industries, Inc	601
61,371		Titanium Metals Corp	541
24,156		Tredegar Corp	439
85,614		United States Steel Corp	3,185
4,623	*	Universal Stainless & Alloy	67
46,555		Worthington Industries, Inc	513
		TOTAL PRIMARY METAL INDUSTRIES	52,346

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
PRINTING AND PUBLISHING - 0.28%
36,106	*	ACCO Brands Corp	$125
11,975		AH Belo Corp (Class A)	26
34,915		American Greetings Corp (Class A)	264
59,879		Belo (A.H.) Corp (Class A)	93
22,675		Bowne & Co, Inc	133
16,074	*	China Information Security Technology, Inc	58
8,210	*	Consolidated Graphics, Inc	186
6,267		Courier Corp	112
5,480		CSS Industries, Inc	97
15,501	*	Dolan Media Co	102
40,838		Dun & Bradstreet Corp	3,153
17,307		Ennis, Inc	210
21,197		EW Scripps Co (Class A)	47
165,881		Gannett Co, Inc	1,327
35,148		Harte-Hanks, Inc	219
30,975		John Wiley & Sons, Inc (Class A)	1,102
30,943		Journal Communications, Inc (Class A)	76
33,495		Lee Enterprises, Inc	14
19,558	*	Martha Stewart Living Omnimedia, Inc (Class A)	51
31,868		McClatchy Co (Class A)	26
238,289		McGraw-Hill Cos, Inc	5,526
18,015		Media General, Inc (Class A)	32
28,456		Meredith Corp	487
31,584	*	MSCI, Inc (Class A)	561
5,947		Multi-Color Corp	94
115,718		New York Times Co (Class A)	848
12,663	*	Playboy Enterprises, Inc (Class B)	27
20,352	*	Presstek, Inc	65
31,380		Primedia, Inc	68
50,122	*	R.H. Donnelley Corp	19
152,447		R.R. Donnelley & Sons Co	2,070
10,767		Schawk, Inc (Class A)	123
17,418		Scholastic Corp	237
10,680		Standard Register Co	95
35,061	*	Valassis Communications, Inc	46
33,490	*	VistaPrint Ltd	623
4,429		Washington Post Co (Class B)	1,728
		TOTAL PRINTING AND PUBLISHING	20,070

RAILROAD TRANSPORTATION - 0.82%
207,543		Burlington Northern Santa Fe Corp	15,713
295,447		CSX Corp	9,593
25,615	*	Genesee & Wyoming, Inc (Class A)	781
65,798	*	Kansas City Southern Industries, Inc	1,253
275,661		Norfolk Southern Corp	12,970
381,253		Union Pacific Corp	18,224
		TOTAL RAILROAD TRANSPORTATION	58,534

REAL ESTATE - 0.06%
164,323	*	CB Richard Ellis Group, Inc (Class A)	710
4,977		Consolidated-Tomoka Land Co	190
12,814		DuPont Fabros Technology, Inc	27

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
60,262		Forest City Enterprises, Inc (Class A)	$404
24,950	*	Forestar Real Estate Group, Inc	238
7,288	*	FX Real Estate and Entertainment, Inc	1
28,153		Grubb & Ellis Co	35
26,473		Jones Lang LaSalle, Inc	733
19,220	*	LoopNet, Inc	131
67,449	*	St. Joe Co	1,640
68,986		Stewart Enterprises, Inc (Class A)	208
3,435	*	Stratus Properties, Inc	43
16,966		Thomas Properties Group, Inc	44
		TOTAL REAL ESTATE	4,404

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.32%
5,113	*	AEP Industries, Inc	90
43,609		Cooper Tire & Rubber Co	269
9,928	*	Deckers Outdoor Corp	793
176,080	*	Goodyear Tire & Rubber Co	1,051
10,182	*	Metabolix, Inc	130
202,903		Newell Rubbermaid, Inc	1,984
261,516		Nike, Inc (Class B)	13,337
21,213		Schulman (A.), Inc	361
120,927		Sealed Air Corp	1,807
23,839	*	Skechers U.S.A., Inc (Class A)	306
25,932		Spartech Corp	162
27,247		Titan International, Inc	225
7,903	*	Trex Co, Inc	130
46,477		Tupperware Corp	1,055
24,148		West Pharmaceutical Services, Inc	912
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	22,612

SECURITY AND COMMODITY BROKERS - 1.90%
162,386		Ameriprise Financial, Inc	3,793
13,330		BlackRock, Inc	1,788
102,905		Broadridge Financial Solutions, Inc	1,290
16,951		Calamos Asset Management, Inc (Class A)	125
690,255		Charles Schwab Corp	11,161
49,334		CME Group, Inc	10,267
12,285		Cohen & Steers, Inc	135
1,420		Diamond Hill Investment Group, Inc	92
6,700	*	Duff & Phelps Corp	128
307,785	*	E*Trade Financial Corp	354
76,478		Eaton Vance Corp	1,607
6,384		Epoch Holding Corp	48
6,107		Evercore Partners, Inc (Class A)	76
20,447	*	FBR Capital Markets Corp	99
16,378	*	FCStone Group, Inc	73
63,991		Federated Investors, Inc (Class B)	1,085
113,959		Franklin Resources, Inc	7,268
106,628	*	Friedman Billings Ramsey Group, Inc (Class A)	18
6,584		GAMCO Investors, Inc (Class A)	180
54,396		GFI Group, Inc	193
325,274		Goldman Sachs Group, Inc	27,450
12,603		Greenhill & Co, Inc	879
28,478	*	Interactive Brokers Group, Inc (Class A)	510
51,932	*	IntercontinentalExchange, Inc	4,281
3,172	*	International Assets Holding Corp	27

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
289,433		Invesco Ltd	$4,179
31,292	*	Investment Technology Group, Inc	711
131,428		Janus Capital Group, Inc	1,055
93,511		Jefferies Group, Inc	1,315
22,045	*	KBW, Inc	507
70,728	*	Knight Capital Group, Inc (Class A)	1,142
37,720	*	LaBranche & Co, Inc	181
69,599	*	Ladenburg Thalmann Financial Services, Inc	50
56,680		Lazard Ltd (Class A)	1,686
103,971		Legg Mason, Inc	2,278
21,429	*	MarketAxess Holdings, Inc	175
1,133,214		Merrill Lynch & Co, Inc	13,191
87,728	*	MF Global Ltd	179
817,645		Morgan Stanley	13,115
11,610	*	Morningstar, Inc	412
103,270	*	Nasdaq Stock Market, Inc	2,552
194,910		NYSE Euronext	5,337
30,987		optionsXpress Holdings, Inc	414
10,161	*	Penson Worldwide, Inc	77
13,614	*	Piper Jaffray Cos	541
69,932		Raymond James Financial, Inc	1,198
8,937		Sanders Morris Harris Group, Inc	54
99,954		SEI Investments Co	1,570
19,114	*	Stifel Financial Corp	876
14,958		SWS Group, Inc	283
192,654		T Rowe Price Group, Inc	6,828
179,388	*	TD Ameritrade Holding Corp	2,556
15,283	*	Thomas Weisel Partners Group, Inc	72
8,114		US Global Investors, Inc (Class A)	40
800		Value Line, Inc	28
65,258		Waddell & Reed Financial, Inc (Class A)	1,009
3,869		Westwood Holdings Group, Inc	110
		TOTAL SECURITY AND COMMODITY BROKERS	136,648

SOCIAL SERVICES - 0.00%**
15,384	*	Capital Senior Living Corp	46
8,598	*	Providence Service Corp	13
15,649	*	Res-Care, Inc	235
		TOTAL SOCIAL SERVICES	294

SPECIAL TRADE CONTRACTORS - 0.09%
2,319		Alico, Inc	95
21,777	*	AsiaInfo Holdings, Inc	258
16,370		Chemed Corp	651
28,901		Comfort Systems USA, Inc	308
32,076	*	Dycom Industries, Inc	264
50,074	*	EMCOR Group, Inc	1,123
20,939	*	Insituform Technologies, Inc (Class A)	412
10,880	*	Integrated Electrical Services, Inc	95
13,874	*	Layne Christensen Co	333
144,460	*	Quanta Services, Inc	2,860
		TOTAL SPECIAL TRADE CONTRACTORS	6,399

STONE, CLAY, AND GLASS PRODUCTS - 0.52%
519,436		3M Co	29,888
18,958		Apogee Enterprises, Inc	196

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
18,135	*	Cabot Microelectronics Corp	$473
17,127		CARBO Ceramics, Inc	609
30,689		Eagle Materials, Inc	565
106,299		Gentex Corp	939
9,960		Libbey, Inc	12
54,868	*	Owens Corning, Inc	949
122,773	*	Owens-Illinois, Inc	3,355
23,708	*	US Concrete, Inc	80
51,467	*	USG Corp	414
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	37,480

TEXTILE MILL PRODUCTS - 0.03%
23,047		Albany International Corp (Class A)	296
38,561		Interface, Inc (Class A)	179
40,312	*	Mohawk Industries, Inc	1,732
10,106		Oxford Industries, Inc	89
14,120	*	Xerium Technologies, Inc	9
		TOTAL TEXTILE MILL PRODUCTS	2,305

TOBACCO PRODUCTS - 1.55%
1,538,839		Altria Group, Inc	23,175
112,599		Fortune Brands, Inc	4,648
129,061		Lorillard, Inc	7,273
1,557,583		Philip Morris International, Inc	67,770
19,118		Universal Corp	571
109,720		UST, Inc	7,612
22,782		Vector Group Ltd	310
		TOTAL TOBACCO PRODUCTS	111,359

TRANSPORTATION BY AIR - 0.49%
7,464	*	Air Methods Corp	119
94,997	*	Airtran Holdings, Inc	422
30,526	*	Alaska Air Group, Inc	893
9,658	*	Allegiant Travel Co	469
203,666	*	AMR Corp	2,173
9,351	*	Atlas Air Worldwide Holdings, Inc	177
17,513	*	Bristow Group, Inc	469
80,396	*	Continental Airlines, Inc (Class B)	1,452
25,073		Copa Holdings S.A. (Class A)	760
435,646	*	Delta Air Lines, Inc	4,993
228,363		FedEx Corp	14,650
28,880	*	Hawaiian Holdings, Inc	184
123,072	*	JetBlue Airways Corp	874
9,723	*	PHI, Inc	136
23,015	*	Republic Airways Holdings, Inc	246
45,222		Skywest, Inc	841
537,398		Southwest Airlines Co	4,632
92,120		UAL Corp	1,015
83,471	*	US Airways Group, Inc	645
		TOTAL TRANSPORTATION BY AIR	35,150

TRANSPORTATION EQUIPMENT - 2.41%
15,857		A.O. Smith Corp	468
29,552	*	AAR Corp	544
7,435	*	Aerovironment, Inc	274
42,925		American Axle & Manufacturing Holdings, Inc	124

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
7,032		American Railcar Industries, Inc	$74
15,097	*	Amerigon, Inc (Class A)	49
56,584		ArvinMeritor, Inc	161
14,702	*	ATC Technology Corp	215
52,193		Autoliv, Inc	1,120
74,030	*	BE Aerospace, Inc	569
555,642		Boeing Co	23,709
77,775		Brunswick Corp	327
36,782		Clarcor, Inc	1,220
18,024	*	Cogo Group, Inc	88
71,358	*	Dana Holding Corp	53
7,682	*	Dorman Products, Inc	101
7,637		Ducommun, Inc	128
13,635	*	Federal Mogul Corp (Class A)	58
34,017		Federal Signal Corp	279
48,080	*	Force Protection, Inc	288
1,704,825	*	Ford Motor Co	3,904
8,920		Freightcar America, Inc	163
11,931	*	Fuel Systems Solutions, Inc	391
42,477	*	GenCorp, Inc	156
293,353		General Dynamics Corp	16,894
391,925		General Motors Corp	1,254
7,281	*	GenTek, Inc	110
119,655		Genuine Parts Co	4,530
91,478		Goodrich Corp	3,387
12,975		Greenbrier Cos, Inc	89
17,217		Group 1 Automotive, Inc	185
172,915		Harley-Davidson, Inc	2,934
60,578		Harsco Corp	1,677
68,148	*	Hayes Lemmerz International, Inc	31
18,067		Heico Corp	702
546,780		Honeywell International, Inc	17,951
17,547		Kaman Corp	318
52,376	*	Lear Corp	74
6,398	*	LMI Aerospace, Inc	73
243,068		Lockheed Martin Corp	20,437
249,942		Northrop Grumman Corp	11,257
41,961	*	Orbital Sciences Corp	820
64,327		Oshkosh Truck Corp	572
270,565		Paccar, Inc	7,738
95,251	*	Pactiv Corp	2,370
24,262		Polaris Industries, Inc	695
22,924		Spartan Motors, Inc	108
74,416	*	Spirit Aerosystems Holdings, Inc (Class A)	757
17,715		Superior Industries International, Inc	186
39,420	*	Tenneco, Inc	116
25,500		Thor Industries, Inc	336
24,854	*	TransDigm Group, Inc	834
64,762		Trinity Industries, Inc	1,021
12,081		Triumph Group, Inc	513
41,773	*	TRW Automotive Holdings Corp	150
717,477		United Technologies Corp	38,457
91,916	*	Visteon Corp	32
22,100		Wabash National Corp	99
35,851		Westinghouse Air Brake Technologies Corp	1,425
24,826		Winnebago Industries, Inc	150
10,178	*	Wonder Auto Technology, Inc	40
		TOTAL TRANSPORTATION EQUIPMENT	172,785

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
TRANSPORTATION SERVICES - 0.22%
14,656		Ambassadors Group, Inc	$135
124,945		CH Robinson Worldwide, Inc	6,876
8,003	*	Dynamex, Inc	118
157,762		Expeditors International Washington, Inc	5,249
35,663		GATX Corp	1,105
28,305	*	HUB Group, Inc (Class A)	751
26,504	*	Interval Leisure Group, Inc	143
20,000	*	Orbitz Worldwide, Inc	78
26,631		Pacer International, Inc	278
74,126		UTI Worldwide, Inc	1,063
		TOTAL TRANSPORTATION SERVICES	15,796

TRUCKING AND WAREHOUSING - 0.49%
17,410		Arkansas Best Corp	524
16,346	*	Celadon Group, Inc	140
32,001		Con-way, Inc	851
22,919		Forward Air Corp	556
41,889		Heartland Express, Inc	660
58,764		J.B. Hunt Transport Services, Inc	1,544
38,373		Landstar System, Inc	1,475
14,139	*	Marten Transport Ltd	268
19,477	*	Old Dominion Freight Line	554
1,137	*	Patriot Transportation Holding, Inc	80
9,635	*	Saia, Inc	105
504,949		United Parcel Service, Inc (Class B)	27,853
3,884	*	Universal Truckload Services, Inc	55
31,101		Werner Enterprises, Inc	539
41,066	*	YRC Worldwide, Inc	118
		TOTAL TRUCKING AND WAREHOUSING	35,322

WATER TRANSPORTATION - 0.25%
30,756		Alexander & Baldwin, Inc	771
35,144	*	American Commercial Lines, Inc	172
318,282		Carnival Corp	7,741
25,961		DHT Maritime, Inc	144
36,764		Eagle Bulk Shipping, Inc	251
35,894		Frontline Ltd	1,063
17,930		Genco Shipping & Trading Ltd	265
37,255		General Maritime Corp	402
24,752		Golar LNG Ltd	167
16,461	*	Gulfmark Offshore, Inc	392
23,837		Horizon Lines, Inc (Class A)	83
23,465	*	Hornbeck Offshore Services, Inc	383
4,290		International Shipholding Corp	109
41,752	*	Kirby Corp	1,142
11,975		Knightsbridge Tankers Ltd	175
26,351		Nordic American Tanker Shipping	889
28,315	*	Odyssey Marine Exploration, Inc	91
16,078		Overseas Shipholding Group, Inc	677
104,315		Royal Caribbean Cruises Ltd	1,434
34,031		Ship Finance International Ltd	376
10,426	*	TBS International Ltd (Class A)	105

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

			VALUE
SHARES		COMPANY	(000)
36,693		Teekay Corp	$721
9,000		Teekay Tankers Ltd (Class A)	114
18,066	*	Ultrapetrol Bahamas Ltd	58
		TOTAL WATER TRANSPORTATION	17,725

WHOLESALE TRADE-DURABLE GOODS - 0.37%
18,766		Agilysys, Inc	81
30,894		Applied Industrial Technologies, Inc	585
89,079	*	Arrow Electronics, Inc	1,678
34,240		Barnes Group, Inc	496
35,044	*	Beacon Roofing Supply, Inc	486
85,884		BorgWarner, Inc	1,870
8,096	*	Cardtronics, Inc	10
11,808		Castle (A.M.) & Co	128
8,056	*	Chindex International, Inc	64
21,081	*	Conceptus, Inc	321
14,464	*	DemandTec, Inc	117
13,898	*	Digi International, Inc	113
13,174	*	Drew Industries, Inc	158
12,096	*	Hansen Medical, Inc	87
12,024		Houston Wire & Cable Co	112
121,320	*	Ingram Micro, Inc (Class A)	1,624
34,716	*	Insight Enterprises, Inc	240
23,318	*	Interline Brands, Inc	248
42,424		Knight Transportation, Inc	684
3,000		Lawson Products, Inc	69
102,366	*	LKQ Corp	1,194
29,698		Martin Marietta Materials, Inc	2,883
10,200	*	MedAssets, Inc	149
6,104	*	MWI Veterinary Supply, Inc	165
32,951		Owens & Minor, Inc	1,241
88,813	*	Patterson Cos, Inc	1,665
29,853		PEP Boys-Manny Moe & Jack	123
34,775		Pool Corp	625
47,725	*	PSS World Medical, Inc	898
45,751		Reliance Steel & Aluminum Co	912
40,386	*	Solera Holdings, Inc	973
41,738	*	Tech Data Corp	745
5,206	*	Titan Machinery, Inc	73
29,444	*	TomoTherapy, Inc	70
26,379	*	Tyler Technologies, Inc	316
55,844		W.W. Grainger, Inc	4,403
30,445	*	WESCO International, Inc	585
		TOTAL WHOLESALE TRADE-DURABLE GOODS	26,191

WHOLESALE TRADE-NONDURABLE GOODS - 0.62%
17,815		Aceto Corp	178
62,264		Airgas, Inc	2,428
31,521	*	Akorn, Inc	72
68,179	*	Alliance One International, Inc	201
107,480		Allscripts Healthcare Solutions, Inc	1,066
13,080		Andersons, Inc	216
43,732	*	Bare Escentuals, Inc	229
19,314	*	BMP Sunstone Corp	108
78,380		Brown-Forman Corp (Class B)	4,036
260,876		Cardinal Health, Inc	8,992

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

				VALUE
SHARES		COMPANY		(000)
29,421	*	Central European Distribution Corp		$580
8,087	*	Clearwater Paper Corp		68
7,034	*	Core-Mark Holding Co, Inc		151
1	*	CPEX Pharmaceuticals, Inc		-^
97,506		Dean Foods Co		1,752
92,205	*	Endo Pharmaceuticals Holdings, Inc		2,386
34,624	*	Fresh Del Monte Produce, Inc		776
12,584	*	Green Mountain Coffee Roasters, Inc		487
30,203	*	Hain Celestial Group, Inc		577
66,153	*	Henry Schein, Inc		2,427
49,099		Herbalife Ltd		1,064
6,203		Kenneth Cole Productions, Inc (Class A)		44
19,366		K-Swiss, Inc (Class A)		221
10,408	*	LSB Industries, Inc		87
2,095	*	Maui Land & Pineapple Co, Inc		28
38,303		Men's Wearhouse, Inc		519
18,114		Myers Industries, Inc		145
8,977		Nash Finch Co		403
38,826		Nu Skin Enterprises, Inc (Class A)		405
9,998	*	Perry Ellis International, Inc		63
14,249	*	School Specialty, Inc		272
14,127		Spartan Stores, Inc		328
7,517	*	Synutra International, Inc		83
446,115		Sysco Corp		10,234
74,683		Terra Industries, Inc		1,245
24,470	*	Tractor Supply Co		884
33,743	*	United Natural Foods, Inc		601
18,197	*	United Stationers, Inc		609
6,399		Valhi, Inc		69
13,192	*	Volcom, Inc		144
15,316		Zep, Inc		296
12,850	*	Zhongpin, Inc		154
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		44,628

		TOTAL COMMON STOCKS		7,149,352
		(Cost $8,455,419)

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 0.17%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.17%
$ 3,900,000		Federal National Mortgage Association (FNMA), 0.000%, 04/10/09		3,899
1,100,000		FNMA, 0.000%, 06/25/09		1,098
610,000		Federal Home Loan Bank (FHLB), 0.000%, 02/17/09		610
6,630,000		FHLB, 0.000%, 03/24/09		6,629
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES		12,236

		TOTAL SHORT-TERM INVESTMENTS		12,236
		(Cost $12,222)

		TOTAL PORTFOLIO - 99.83%		7,161,588
		(Cost $8,467,641)

		OTHER ASSETS AND LIABILITIES, NET - 0.17%		12,025

		TOTAL NET ASSETS - 100.00%	$	$ 7,173,613

COLLEGE RETIREMENT EQUITIES FUND - Equities Index Account

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $ -
which represents - % of net assets.

At December 31, 2008, the net unrealized depreciation on investment was $(1,306,053,269), consisting of gross unrealized appreciation of $1,257,567,835 and gross unrealized depreciation of $(2,563,621,104).

For ease of presentation, a number of industry classification categories have been grouped together in the Schedule of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2008

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

BONDS - 94.92%

CORPORATE BONDS - 19.21%

AMUSEMENT AND RECREATION SERVICES - 0.19%
$ 3,750,000		Walt Disney Co	5.700%	07/15/11	A2	$3,979
4,500,000		Walt Disney Co	4.700	12/01/12	A2	4,631
7,825,000		Walt Disney Co	4.500	12/15/13	A2	7,877
		TOTAL AMUSEMENT AND RECREATION SERVICES				16,487

APPAREL AND OTHER TEXTILE PRODUCTS - 0.02%
1,720,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	1,548
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				1,548

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
5,525,000		Home Depot, Inc	5.250	12/16/13	Baa1	5,159
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	5,973
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				11,132

BUSINESS SERVICES - 0.29%
3,250,000		Daimler Finance North America LLC	5.875	03/15/11	A3	2,834
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	A3	6,249
4,500,000	g	Hanarotelecom, Inc	7.000	02/01/12	Baa3	3,677
4,250,000		Interpublic Group of Cos, Inc	5.400	11/15/09	Ba3	3,783
4,190,000		Lamar Media Corp	7.250	01/01/13	Ba3	3,341
375,000		Lamar Media Corp	6.625	08/15/15	Ba3	271
3,700,000		Oracle Corp	4.950	04/15/13	A2	3,815
2,310,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,525
		TOTAL BUSINESS SERVICES				25,495

CHEMICALS AND ALLIED PRODUCTS - 0.64%
1,550,000		Abbott Laboratories	5.600	05/15/11	A1	1,636
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	4,417
1,000,000		Amgen, Inc	5.850	06/01/17	A3	1,033
2,300,000		Bristol-Myers Squibb Co	6.125	05/01/38	A2	2,526
3,500,000		Chemtura Corp	6.875	06/01/16	B2	1,785
1,570,000		Clorox Co	5.450	10/15/12	Baa2	1,562
7,575,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	7,956
3,760,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	4,248
4,000,000		Johnson & Johnson	5.850	07/15/38	Aaa	4,833
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa2	2,456
5,050,000		Praxair, Inc	5.250	11/15/14	A2	5,157
9,275,000		Procter & Gamble Co	4.600	01/15/14	Aa3	9,719
4,975,000		Procter & Gamble Co	5.550	03/05/37	Aa3	5,523
3,225,000		Schering-Plough Corp	6.550	09/15/37	Baa1	3,251
		TOTAL CHEMICALS AND ALLIED PRODUCTS				56,102

COMMUNICATIONS - 2.42%
2,400,000		America Movil SAB de C.V.	6.125	11/15/37	A3	1,931
3,000,000		AT&T Corp	7.300	11/15/11	A2	3,117

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 3,700,000		AT&T, Inc	6.700%	11/15/13	A2	$3,919
2,000,000		AT&T, Inc	6.150	09/15/34	A2	2,056
7,475,000		AT&T, Inc	6.500	09/01/37	A2	8,050
2,725,000		AT&T, Inc	6.300	01/15/38	A2	2,881
13,125,000		BellSouth Corp	5.200	09/15/14	A2	12,778
11,775,000	g	Cellco Partnership	8.500	11/15/18	A2	13,796
2,774,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	2,870
5,975,000		Comcast Corp	5.900	03/15/16	Baa2	5,705
6,000,000		Comcast Corp	5.650	06/15/35	Baa2	5,334
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,737
3,750,000		Comcast Corp	6.400	05/15/38	Baa2	3,741
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	4,932
4,740,000		DirecTV Holdings LLC	7.625	05/15/16	Ba3	4,598
3,900,000		France Telecom S.A.	7.750	03/01/11	A3	4,104
3,600,000	g	Globo Comunicacao e Participacoes S.A.	7.250	04/26/22	Ba1	3,204
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,165
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A2	4,141
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	5,938
3,000,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	2,610
4,500,000		Qwest Corp	8.875	03/15/12	Ba1	4,162
500,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	487
3,950,000		Rogers Communications, Inc	6.800	08/15/18	Baa3	3,991
2,500,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	2,394
4,500,000		Sprint Capital Corp	8.750	03/15/32	Ba2	3,037
1,225,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	864
6,300,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	4,796
2,825,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2	2,292
8,000,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	7,882
7,000,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	6,536
9,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	8,222
2,275,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	2,190
10,000,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	10,873
5,550,000		Verizon Communications, Inc	4.350	02/15/13	A3	5,368
7,650,000		Verizon Communications, Inc	8.750	11/01/18	A3	8,975
2,900,000		Verizon Communications, Inc	6.400	02/15/38	A3	3,085
6,975,000		Verizon Communications, Inc	8.950	03/01/39	A3	9,009
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	5,817
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,405
5,610,000		Viacom, Inc	6.125	10/05/17	Baa3	4,650
3,500,000		Viacom, Inc	6.875	04/30/36	Baa3	2,766
2,000,000		Vodafone Group plc	5.000	12/16/13	Baa1	1,924
7,675,000		Vodafone Group plc	5.375	01/30/15	Baa1	7,229
		TOTAL COMMUNICATIONS				210,561

DEPOSITORY INSTITUTIONS - 4.25%
29,135,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	30,006
30,500,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	30,499
4,000,000		Bank of America Corp	6.250	04/15/12	Aa2	4,108
8,025,000		Bank of America Corp	4.900	05/01/13	Aa2	7,949
5,725,000		Bank of America Corp	5.750	12/01/17	Aa2	5,716
18,550,000		Bank of America NA	5.300	03/15/17	Aa1	17,614
4,250,000		Bank One Corp	5.250	01/30/13	Aa3	4,145
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	782
3,250,000		Citigroup, Inc	5.100	09/29/11	A2	3,137
7,375,000		Citigroup, Inc	5.300	10/17/12	A2	7,107
18,500,000		Citigroup, Inc	5.125	05/05/14	A2	17,384
6,655,000		Citigroup, Inc	5.000	09/15/14	A3	5,854

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 7,575,000		Citigroup, Inc	6.875%	03/05/38	A2	$8,619
8,550,000		Credit Suisse	5.000	05/15/13	Aa1	8,229
45,000,000	g	Depfa ACS Bank	5.125	03/16/37	Aa1	32,586
3,500,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	3,436
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aa1	4,871
3,500,000		Golden West Financial Corp	4.750	10/01/12	A1	3,256
7,000,000		HSBC Bank USA NA	4.625	04/01/14	Aa3	6,486
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	1,626
2,100,000		HSBC Holdings plc	6.500	09/15/37	Aa3	2,133
30,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	32,431
3,600,000	i	ING Groep NV	5.775	12/30/49	A2	1,542
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	1,031
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	4,356
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	Aa3	5,580
6,850,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	8,103
10,000,000		KeyBank NA	3.200	06/15/12	Aaa	10,390
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	NR	5,356
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	2,957
10,000,000		New York Community Bank	3.000	12/16/11	Aaa	10,268
3,250,000		Popular North America, Inc	5.650	04/15/09	A3	3,220
4,250,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	2,330
10,000,000		Regions Bank	3.250	12/09/11	Aaa	10,404
2,500,000		Regions Financial Corp	6.375	05/15/12	A3	2,198
6,500,000		Sovereign Bank	2.750	01/17/12	Aaa	6,668
2,000,000		Union Bank of California NA	5.950	05/11/16	A1	1,605
5,000,000		US Bank NA	4.950	10/30/14	Aa2	5,058
8,275,000		Wachovia Bank NA	4.800	11/01/14	Aa3	7,707
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa3	2,001
14,375,000		Wachovia Corp	5.300	10/15/11	A1	13,864
6,625,000		Wachovia Corp	5.500	05/01/13	A1	6,551
4,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	4,056
5,850,000		Wells Fargo & Co	5.625	12/11/17	Aa1	6,103
10,650,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	10,780
		TOTAL DEPOSITORY INSTITUTIONS				370,102

ELECTRIC, GAS, AND SANITARY SERVICES - 1.69%
2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	1,494
6,100,000		Alabama Power Co	5.800	11/15/13	A2	6,348
8,225,000		American Water Capital Corp	6.085	10/15/17	Baa2	7,164
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A2	4,514
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A2	2,792
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	3,937
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	2,506
5,350,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	4,371
4,200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	3,493
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	3,518
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	3,902
5,500,000		Dominion Resources, Inc	8.875	01/15/19	Baa2	5,931
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	7,395
1,860,000		Florida Power & Light Co	4.850	02/01/13	Aa3	1,847
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,466
2,000,000		Florida Power Corp	6.400	06/15/38	A2	2,233
4,000,000		Georgia Power Co	6.000	11/01/13	A2	4,205
3,020,000	g	Israel Electric Corp Ltd	7.250	01/15/19	Baa2	2,817
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	2,578
7,100,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	7,408
3,850,000		Midamerican Energy Co	5.800	10/15/36	A2	3,466

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 4,000,000		National Fuel Gas Co	5.250%	03/01/13	Baa1	$3,813
2,800,000		Nevada Power Co	6.500	08/01/18	Baa3	2,694
3,500,000		Nevada Power Co	6.650	04/01/36	Baa3	3,124
1,750,000		Nevada Power Co	6.750	07/01/37	Baa3	1,562
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,472
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	3,835
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	6,308
750,000		Potomac Electric Power Co	7.900	12/15/38	Baa1	835
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,103
2,825,000		Public Service Co of Colorado	4.875	03/01/13	A3	2,680
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,374
5,000,000		Public Service Electric & Gas Co	6.330	11/01/13	A3	5,089
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	A3	2,564
2,250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,003
3,750,000		Sempra Energy	6.150	06/15/18	Baa1	3,412
2,750,000		Southern California Edison Co	6.000	01/15/34	A2	3,061
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa1	1,903
2,600,000		Veolia Environnement	5.250	06/03/13	A3	2,411
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,328
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,449
3,000,000		Wisconsin Electric Power Co	5.625	05/15/33	A1	2,789
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				147,194

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.11%
3,300,000		General Electric Co	5.250	12/06/17	Aaa	3,290
2,750,000		Koninklijke Philips Electronics NV	6.875	03/11/38	A3	2,610
4,150,000		L-3 Communications Corp	7.625	06/15/12	Ba3	4,057
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				9,957

ENGINEERING AND MANAGEMENT SERVICES - 0.04%
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	3,216
		TOTAL ENGINEERING AND MANAGEMENT SERVICES				3,216

FOOD AND KINDRED PRODUCTS - 0.69%
9,815,000		Bottling Group LLC	4.625	11/15/12	Aa2	9,924
6,825,000		Bottling Group LLC	6.950	03/15/14	A2	7,411
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,188
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,000
3,125,000		Diageo Capital plc	5.125	01/30/12	A3	3,069
2,190,000		Diageo Finance BV	3.875	04/01/11	A3	2,118
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,148
3,850,000		General Mills, Inc	5.250	08/15/13	Baa1	3,873
3,400,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	3,418
3,350,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	3,283
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	3,839
4,000,000		PepsiCo, Inc	5.000	06/01/18	Aa2	4,146
7,000,000		PepsiCo, Inc	7.900	11/01/18	Aa2	8,580
5,000,000		Reynolds American, Inc	6.500	07/15/10	Baa3	4,968
		TOTAL FOOD AND KINDRED PRODUCTS				59,965

FOOD STORES - 0.18%
3,800,000		Delhaize Group	6.500	06/15/17	Baa3	3,450
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,537
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,581
1,100,000		Safeway, Inc	4.950	08/16/10	Baa2	1,088
2,300,000		Safeway, Inc	6.250	03/15/14	Baa2	2,312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 1,000,000		Safeway, Inc	6.350%	08/15/17	Baa2	$989
1,750,000		Stater Brothers Holdings	8.125	06/15/12	B2	1,584
		TOTAL FOOD STORES				15,541

FOREIGN GOVERNMENT BONDS - 0.02%
2,000,000		Development Bank of Japan	4.250	06/09/15	Aaa	2,049
		TOTAL FOREIGN GOVERNMENT BONDS				2,049

FURNITURE AND HOME FURNISHINGS STORES - 0.04%
4,200,000		GSC Holdings Corp	8.000	10/01/12	Ba1	3,906
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				3,906

GENERAL MERCHANDISE STORES - 0.19%
7,475,000		Macy's Retail Holdings, Inc	5.350	03/15/12	Baa3	5,552
3,750,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	3,734
6,125,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	7,010
		TOTAL GENERAL MERCHANDISE STORES				16,296

HEALTH SERVICES - 0.08%
4,500,000	g	DASA Finance Corp	8.750	05/29/18	NR	3,409
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,857
		TOTAL HEALTH SERVICES				7,266

HOLDING AND OTHER INVESTMENT OFFICES - 0.19%
1,380,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,226
3,875,000		Boston Properties LP	6.250	01/15/13	Baa2	2,877
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa2	5,087
1,600,000		ERP Operating LP	5.750	06/15/17	Baa1	1,104
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	990
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	5,278
350,000		Simon Property Group LP	5.600	09/01/11	A3	293
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				16,855

HOTELS AND OTHER LODGING PLACES - 0.02%
1,750,000		MGM Mirage	6.000	10/01/09	Ba3	1,671
		TOTAL HOTELS AND OTHER LODGING PLACES				1,671

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.31%
5,500,000		Caterpillar, Inc	6.050	08/15/36	A2	5,356
15,000,000		International Business Machines Corp	6.500	10/15/13	A1	16,443
3,600,000		John Deere Capital Corp	5.350	04/03/18	A2	3,373
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa2	1,457
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				26,629

INSTRUMENTS AND RELATED PRODUCTS - 0.15%
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,989
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	4,765
2,150,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	2,626
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,540
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				12,920

INSURANCE CARRIERS - 0.50%
3,825,000		Ace INA Holdings, Inc	5.875	06/15/14	A3	3,561
5,610,000		Aetna, Inc	6.500	09/15/18	A3	5,345
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa3	4,299
3,750,000		Chubb Corp	6.000	05/11/37	A2	3,583

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 4,000,000	g	John Hancock Global Funding II	7.900%	07/02/10	Aa1	$4,128
3,000,000		Metlife, Inc	5.375	12/15/12	A2	2,827
5,620,000		Metlife, Inc	5.000	06/15/15	A2	5,264
2,500,000		Metlife, Inc	5.700	06/15/35	A2	2,036
3,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	2,263
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,345
5,000,000		WellPoint, Inc	6.375	01/15/12	Baa1	4,819
1,800,000		WellPoint, Inc	5.875	06/15/17	Baa1	1,638
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,838
		TOTAL INSURANCE CARRIERS				43,946

METAL MINING - 0.18%
4,000,000		Barrick Gold Financeco LLC	6.125	09/15/13	Baa1	3,793
6,870,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	5,633
3,850,000		Rio Tinto Finance USA Ltd	5.875	07/15/13	Baa1	3,066
4,000,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	2,933
		TOTAL METAL MINING				15,425

MISCELLANEOUS RETAIL - 0.09%
2,500,000		CVS Caremark Corp	5.750	08/15/11	Baa2	2,508
6,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	5,649
		TOTAL MISCELLANEOUS RETAIL				8,157

MOTION PICTURES - 0.24%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	2,217
3,000,000		Time Warner, Inc	6.750	04/15/11	Baa2	2,929
16,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	15,611
		TOTAL MOTION PICTURES				20,757

NONDEPOSITORY INSTITUTIONS - 2.25%
7,500,000		American General Finance Corp	6.900	12/15/17	Baa1	3,246
3,500,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	3,452
4,650,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	4,742
5,489,600		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	5,958
6,500,000		Capital One Financial Corp	5.700	09/15/11	A3	6,061
4,500,000		CIT Group, Inc	5.850	09/15/16	Baa1	3,169
3,700,000		Countrywide Financial Corp	6.250	05/15/16	Aa3	3,513
4,500,000	g	Drummond Co, Inc	7.375	02/15/16	B2	2,182
2,100,000		General Electric Capital Corp	5.875	02/15/12	Aaa	2,159
1,400,000		General Electric Capital Corp	6.000	06/15/12	Aaa	1,436
4,725,000		General Electric Capital Corp	5.450	01/15/13	Aaa	4,759
21,200,000		General Electric Capital Corp	5.500	06/04/14	Aaa	20,885
10,075,000		General Electric Capital Corp	5.625	09/15/17	Aaa	10,135
3,700,000	g	HKCG Finance Ltd	6.250	08/07/18	A1	3,873
10,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	9,695
5,750,000		HSBC Finance Corp	6.375	11/27/12	Aa3	5,626
4,000,000		HSBC Finance Corp	4.750	07/15/13	Aa3	3,649
5,000,000		HSBC Finance Corp	5.500	01/19/16	Aa3	4,748
5,575,000		International Lease Finance Corp	5.750	06/15/11	Baa1	4,066
2,475,000		International Lease Finance Corp	5.625	09/20/13	Baa1	1,653
3,825,000		International Lease Finance Corp	6.625	11/15/13	Baa1	2,577
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,551
15,350,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	16,832
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,493
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	5,680
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	4,001

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 4,000,000		MBNA Corp	6.125%	03/01/13	Aa2	$3,862
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	5,806
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	A1	4,448
15,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	13,888
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	6,244
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	5,144
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	8,415
4,571,875		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	4,857
1,750,000	g	WEA Finance LLC	7.125	04/15/18	A2	1,241
		TOTAL NONDEPOSITORY INSTITUTIONS				196,046

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
1,875,000		Vulcan Materials Co	6.300	06/15/13	Baa2	1,659
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				1,659

OIL AND GAS EXTRACTION - 1.44%
2,000,000		Anadarko Finance Co	6.750	05/01/11	Baa3	2,001
4,500,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	2,745
5,900,000		Baker Hughes, Inc	6.500	11/15/13	A2	6,225
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,091
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,426
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,053
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	8,291
3,800,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	3,522
6,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	4,973
2,750,000		Enterprise Products Operating LLC	9.750	01/31/14	Baa3	2,800
2,800,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	2,370
1,600,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	1,346
7,200,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	6,973
4,000,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	3,394
4,000,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	3,747
3,250,000		Husky Energy, Inc	6.250	06/15/12	Baa2	3,230
6,825,000		Husky Energy, Inc	6.800	09/15/37	Baa2	5,686
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	2,631
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	3,921
7,150,000		Nexen, Inc	5.650	05/15/17	Baa2	5,985
3,480,000		Nexen, Inc	6.400	05/15/37	Baa2	2,723
5,750,000	g	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	5,074
7,550,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	6,285
555,578	g	Qatar Petroleum	5.579	05/30/11	Aa2	519
3,889,044	g	Qatar Petroleum	5.579	05/30/11	Aa2	3,633
700,000		Range Resources Corp	7.250	05/01/18	Ba3	585
7,629,727	g	Tengizchevroil Finance Co SARL	6.124	11/15/14	Baa3	5,799
6,650,000		Weatherford International, Inc	5.950	06/15/12	Baa1	6,319
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	4,877
4,400,000		XTO Energy, Inc	4.625	06/15/13	Baa2	3,996
3,475,000		XTO Energy, Inc	5.750	12/15/13	Baa2	3,373
1,550,000		XTO Energy, Inc	5.500	06/15/18	Baa2	1,403
2,500,000		XTO Energy, Inc	6.375	06/15/38	Baa2	2,200
		TOTAL OIL AND GAS EXTRACTION				125,196

PAPER AND ALLIED PRODUCTS - 0.07%
2,310,000		Cenveo Corp	7.875	12/01/13	B3	1,207
2,675,000		International Paper Co	7.400	06/15/14	Baa3	2,193
2,500,000		Kimberly-Clark Corp	6.625	08/01/37	A2	2,805
		TOTAL PAPER AND ALLIED PRODUCTS				6,205

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
PETROLEUM AND COAL PRODUCTS - 0.06%
$ 4,500,000		Marathon Oil Corp	6.600%	10/01/37	Baa1	$3,402
2,500,000		Valero Energy Corp	6.625	06/15/37	Baa2	1,839
		TOTAL PETROLEUM AND COAL PRODUCTS				5,241

PIPELINES, EXCEPT NATURAL GAS - 0.17%
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	1,683
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	2,998
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	3,963
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	1,997
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	2,892
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	1,229
		TOTAL PIPELINES, EXCEPT NATURAL GAS				14,762

PRIMARY METAL INDUSTRIES - 0.16%
6,900,000		ArcelorMittal	5.375	06/01/13	Baa2	5,204
1,000,000		Corning, Inc	5.900	03/15/14	Baa1	872
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	3,287
4,440,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	3,469
1,550,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	928
		TOTAL PRIMARY METAL INDUSTRIES				13,760

PRINTING AND PUBLISHING - 0.22%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	NR	2,438
1,274,000		News America, Inc	7.250	05/18/18	Baa1	1,239
4,250,000		News America, Inc	7.625	11/30/28	Baa1	4,263
8,000,000		Thomson Corp	5.950	07/15/13	Baa1	7,448
4,125,000		Thomson Corp	5.700	10/01/14	Baa1	3,739
		TOTAL PRINTING AND PUBLISHING				19,127

RAILROAD TRANSPORTATION - 0.22%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,812
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	2,210
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,396
2,930,000		CSX Corp	6.150	05/01/37	Baa3	2,345
2,800,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	2,724
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,843
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,080
		TOTAL RAILROAD TRANSPORTATION				19,410

REAL ESTATE - 0.01%
1,750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	731
		TOTAL REAL ESTATE				731

SECURITY AND COMMODITY BROKERS - 1.30%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa2	3,905
3,750,000		Bear Stearns Cos, Inc	6.400	10/02/17	Aa2	3,897
4,250,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa2	4,658
3,000,000		Credit Suisse USA, Inc	4.875	01/15/15	Aa1	2,710
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,329
4,900,000	i	Goldman Sachs Capital II	5.793	12/30/49	A3	1,884
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	3,099
3,600,000		Goldman Sachs Group, Inc	5.450	11/01/12	A1	3,434
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	A1	1,797
7,200,000		Goldman Sachs Group, Inc	5.250	10/15/13	A1	6,614

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 3,750,000		Goldman Sachs Group, Inc	5.150%	01/15/14	A1	$3,377
9,175,000		Goldman Sachs Group, Inc	5.950	01/18/18	A1	8,700
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	893
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	2,517
9,250,000		Goldman Sachs Group, Inc	5.300	02/14/12	A1	8,731
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	Ca	-	^
8,175,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	8,065
3,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	3,677
13,650,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A2	14,278
9,350,000		Morgan Stanley	5.375	10/15/15	A2	8,049
5,000,000		Morgan Stanley	5.750	10/18/16	A2	4,201
4,125,000		Morgan Stanley	5.450	01/09/17	A2	3,400
3,500,000		Morgan Stanley	5.550	04/27/17	A2	2,890
12,500,000		Morgan Stanley	5.950	12/28/17	A2	10,375
1,560,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa1	345
		TOTAL SECURITY AND COMMODITY BROKERS				112,825

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
3,385,000		3M Co	4.375	08/15/13	Aa1	3,555
4,150,000		3M Co	5.700	03/15/37	Aa1	4,533
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				8,088

TOBACCO PRODUCTS - 0.15%
3,700,000		Philip Morris International, Inc	4.875	05/16/13	A2	3,711
1,600,000		Philip Morris International, Inc	6.375	05/16/38	A2	1,664
7,425,000		Philip Morris International, Inc	6.875	03/17/14	NR	7,803
		TOTAL TOBACCO PRODUCTS				13,178

TRANSPORTATION BY AIR - 0.05%
4,510,000		FedEx Corp	5.500	08/15/09	Baa2	4,515
		TOTAL TRANSPORTATION BY AIR				4,515

TRANSPORTATION EQUIPMENT - 0.27%
2,425,000		Honeywell International, Inc	5.700	03/15/37	A2	2,466
2,500,000		Lockheed Martin Corp	4.121	03/14/13	Baa1	2,437
5,525,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	5,990
4,000,000		United Technologies Corp	5.375	12/15/17	A2	4,043
4,575,000		United Technologies Corp	6.125	02/01/19	A2	4,895
1,075,000		United Technologies Corp	6.050	06/01/36	A2	1,131
2,500,000		United Technologies Corp	6.125	07/15/38	A2	2,717
		TOTAL TRANSPORTATION EQUIPMENT				23,679

WHOLESALE TRADE-DURABLE GOODS - 0.04%
3,250,000	g	Ace Hardware Corp	9.125	06/01/16	Ba2	2,145
1,750,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	1,303
		TOTAL WHOLESALE TRADE-DURABLE GOODS				3,448

WHOLESALE TRADE-NONDURABLE GOODS - 0.03%
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	Baa3	2,532
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,532

		TOTAL CORPORATE BONDS				$1,673,579
		(Cost $1,748,751 )

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
GOVERNMENT BONDS - 67.33%

AGENCY SECURITIES - 7.24%
$ 11,200,000		Federal Farm Credit Bank (FFCB)	4.125%	04/15/09	Aaa	$11,322
31,850,000		(FFCB)	2.625	04/21/11	Aaa	32,773
7,250,000		(FFCB)	5.375	07/18/11	Aaa	7,951
10,000,000		Federal Home Loan Bank (FHLB)	2.375	04/30/10	Aaa	10,203
25,000,000		(FHLB)	3.375	10/20/10	Aaa	26,000
20,000,000		(FHLB)	3.750	05/19/11	Aaa	20,005
49,520,000		(FHLB)	3.375	06/24/11	Aaa	51,820
74,000,000		(FHLB)	3.625	09/16/11	Aaa	78,300
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/11/09	Aaa	20,407
19,000,000		(FHLMC)	4.875	02/09/10	Aaa	19,785
21,225,000		(FHLMC)	3.250	07/16/10	Aaa	21,922
22,500,000		(FHLMC)	5.250	07/18/11	Aaa	24,675
15,000,000		(FHLMC)	5.500	08/20/12	Aaa	16,741
5,000,000		(FHLMC)	4.125	12/21/12	Aaa	5,296
6,000,000		(FHLMC)	3.500	05/29/13	Aaa	6,260
1,350,000		Federal National Mortgage Association (FNMA)	4.250	01/19/10	Aaa	1,395
7,200,000		(FNMA)	7.125	06/15/10	Aaa	7,809
8,250,000		(FNMA)	3.250	08/12/10	Aaa	8,545
116,475,000		(FNMA)	2.875	10/12/10	Aaa	120,139
15,900,000		(FNMA)	3.375	05/19/11	Aaa	16,708
8,000,000		(FNMA)	5.000	10/15/11	Aaa	8,739
10,000,000		(FNMA)	3.625	02/12/13	Aaa	10,583
25,000,000		(FNMA)	3.875	07/12/13	Aaa	26,530
2,500,000	j	Overseas Private Investment Corp	5.350	07/31/11	NR	2,936
2,591,368		Overseas Private Investment Corp	3.420	01/15/15	NR	2,757
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	14,233
25,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	26,047
7,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	7,662
17,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	19,974
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	NR	3,455
		TOTAL AGENCY SECURITIES				630,972

FOREIGN GOVERNMENT BONDS - 1.59%
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	10,403
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	4,367
3,500,000		China Development Bank	5.000	10/15/15	A1	3,502
3,550,000		China Government International Bond	4.750	10/29/13	A1	3,674
4,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	4,113
11,200,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	11,564
6,000,000		Federative Republic of Brazil	8.000	01/15/18	WR	6,720
4,400,000		Italy Government International Bond	5.375	06/12/17	NR	4,813
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,990
3,550,000	g	Korea Railroad Corp	5.375	05/15/13	A2	2,976
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,195
6,152,000		Mexico Government International Bond	5.875	01/15/14	Baa1	6,290
3,800,000		Mexico Government International Bond	6.750	09/27/34	Baa1	4,009
4,600,000		Mexico Government International Bond	6.050	01/11/40	Baa1	4,462
2,200,000		Panama Government International Bond	7.250	03/15/15	Ba1	2,244
1,925,000		Peruvian Government International Bond	7.350	07/21/25	Ba1	1,915
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,102
7,400,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	7,950
17,120,000		Province of Ontario	3.125	09/08/10	Aa1	17,296
2,250,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,388
8,835,000		Province of Quebec Canada	4.625	05/14/18	Aa2	9,061
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	8,522
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,432

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 1,350,000	g	Republic of Ghana	8.500%	10/04/17	NR	$763
2,890,000		Republic of Ghana	8.500	10/04/17	NR	1,445
2,224,600		Russia Government International	7.500	03/31/30	Baa1	1,940
2,800,000		Ukraine Government International	6.750	11/14/17	B1	1,025
		TOTAL FOREIGN GOVERNMENT BONDS				138,161

MORTGAGE BACKED - 37.40%
26,523,266		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		27,511
2,873,799		(FHLMC)	5.750	12/15/18		2,954
7,847,199		(FHLMC)	4.500	09/15/35		7,995
8,918,090	i	(FHLMC)	4.330	02/01/36		8,715
11,804,311	i	(FHLMC)	5.790	07/01/36		11,982
9,515,284	i	(FHLMC)	6.090	09/01/36		9,651
12,898,822	i	(FHLMC)	5.890	09/01/36		13,173
7,828,713	i	(FHLMC)	5.950	09/01/36		8,020
8,325,412	i	(FHLMC)	4.970	09/01/36		8,432
19,352,578	i	(FHLMC)	5.740	02/01/37		19,763
22,522,756	i	(FHLMC)	5.760	03/01/37		22,843
17,673,035	i	(FHLMC)	5.868	04/01/37		18,208
1,989,426	i	(FHLMC)	6.080	05/01/37		2,045
28,195,329	i	(FHLMC)	5.710	06/01/37		28,803
14,986,653	i	(FHLMC)	5.850	08/01/37		15,359
14,948,191	i	(FHLMC)	5.840	09/01/37		15,309
50,182		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		51
109,707		(FGLMC)	6.000	04/01/11		114
336,436		(FGLMC)	7.000	07/01/13		351
1,653,009		(FGLMC)	6.500	12/01/16		1,717
13,600,518		(FGLMC)	5.000	09/01/18		14,040
4,884,052		(FGLMC)	4.500	10/01/18		5,025
2,938,462		(FGLMC)	4.500	11/01/18		3,023
2,986,770		(FGLMC)	5.500	01/01/19		3,089
1,384,277		(FGLMC)	4.000	06/01/19		1,404
4,497,384		(FGLMC)	4.500	07/01/20		4,610
3,377,104		(FGLMC)	4.500	08/01/20		3,466
530,941		(FGLMC)	7.000	10/01/20		558
51,308,086		(FGLMC)	4.500	06/01/21		52,598
16,286,754		(FGLMC)	4.500	06/01/21		16,696
67,679		(FGLMC)	7.000	05/01/23		71
1,009,734		(FGLMC)	6.000	10/01/23		1,045
919,856		(FGLMC)	6.000	11/01/23		952
205,733		(FGLMC)	8.000	01/01/31		218
75,060		(FGLMC)	7.000	11/01/31		79
264,539		(FGLMC)	7.000	12/01/31		278
89,854		(FGLMC)	7.000	12/01/31		94
278,828		(FGLMC)	7.000	12/01/31		293
74,136		(FGLMC)	7.000	12/01/31		78
97,453		(FGLMC)	7.000	12/01/31		102
22,117		(FGLMC)	7.000	01/01/32		23
499,008		(FGLMC)	8.000	02/01/32		529
8,908,720		(FGLMC)	4.500	07/01/33		9,055
4,131,854		(FGLMC)	5.500	11/01/33		4,258
25,600,073		(FGLMC)	5.500	12/01/33		26,318
5,627,031		(FGLMC)	5.500	12/01/33		5,774
46,669,169		(FGLMC)	7.000	12/01/33		49,046
68,701,160		(FGLMC)	5.000	01/01/34		70,379
23,118,454		(FGLMC)	4.500	10/01/34		23,497
2,754,831		(FGLMC)	5.500	12/01/34		2,825

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 11,227,745	(FGLMC)	4.500%	04/01/35	$11,405
12,770,956	(FGLMC)	7.000	05/01/35	13,421
2,195,420	(FGLMC)	6.000	05/01/35	2,264
4,754,028	(FGLMC)	6.000	05/01/35	4,904
4,936,325	(FGLMC)	6.000	05/01/35	5,096
4,021,845	(FGLMC)	6.000	05/01/35	4,148
2,234,736	(FGLMC)	6.000	05/01/35	2,305
8,900,926	(FGLMC)	6.000	05/01/35	9,181
5,124,213	(FGLMC)	6.000	05/01/35	5,285
6,403,645	(FGLMC)	5.500	06/01/35	6,563
26,989,236	(FGLMC)	5.500	06/01/35	27,661
2,206,265	(FGLMC)	5.500	06/01/35	2,261
4,089,751	(FGLMC)	5.500	06/01/35	4,192
5,267,390	(FGLMC)	6.000	06/01/35	5,433
19,470,658	(FGLMC)	4.500	08/01/35	19,766
3,095,719	(FGLMC)	5.000	10/01/35	3,168
15,338,744	(FGLMC)	5.000	11/01/35	15,697
813,294	(FGLMC)	6.500	11/01/35	846
4,547,203	(FGLMC)	7.000	01/01/36	4,744
3,522,932	(FGLMC)	6.000	01/01/36	3,633
3,160,160	(FGLMC)	5.500	04/01/36	3,238
3,238,853	(FGLMC)	6.500	05/01/36	3,368
17,352,407	(FGLMC)	6.500	10/01/36	18,044
57,456,746	(FGLMC)	5.500	01/01/37	58,878
32,283,711	(FGLMC)	5.500	04/01/37	33,080
48,469,564	(FGLMC)	5.500	05/01/37	49,666
13,683,041	(FGLMC)	6.000	08/01/37	14,110
15,830,991	(FGLMC)	6.500	09/01/37	16,461
7,758,538	(FGLMC)	6.000	09/01/37	8,001
19,644,560	(FGLMC)	5.000	12/01/37	20,099
13,959,851	(FGLMC)	5.000	04/01/38	14,281
26,506,093	(FGLMC)	5.000	04/01/38	27,116
13,818,774	(FGLMC)	6.500	05/01/38	14,367
14,611,156	(FGLMC)	5.500	07/01/38	14,970
13,689	Federal National Mortgage Association (FNMA)	7.500	11/01/10	14
1,718	(FNMA)	8.000	06/01/11	2
2,930	(FNMA)	8.000	06/01/11	3
4,013	(FNMA)	8.000	06/01/11	4
6,796	(FNMA)	8.000	07/01/11	7
7,474,368	(FNMA)	4.400	10/01/12	7,529
303,582	(FNMA)	5.000	06/01/13	312
2,756,143	(FNMA)	4.440	07/01/13	2,769
3,685,014	(FNMA)	4.760	10/01/13	3,741
1,420,251	(FNMA)	4.780	02/01/14	1,445
5,471,487	(FNMA)	4.440	04/01/14	5,481
1,634,189	(FNMA)	4.560	01/01/15	1,646
513,113	(FNMA)	7.500	02/01/15	538
997,473	(FNMA)	7.500	04/01/15	1,040
1,102,374	(FNMA)	7.500	04/01/15	1,155
34,710	(FNMA)	6.500	02/01/16	36
113,993	(FNMA)	6.500	03/01/16	120
37,703	(FNMA)	6.500	04/01/16	40
858,367	(FNMA)	6.500	10/01/16	893
573,277	(FNMA)	6.500	11/01/16	596
8,085,028	(FNMA)	5.000	12/01/17	8,372
1,736,721	(FNMA)	6.500	02/01/18	1,805
5,449,838	(FNMA)	5.500	03/01/18	5,639

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 11,167,276	(FNMA)	5.500%	04/01/18	$11,555
1,024,535	(FNMA)	6.500	04/01/18	1,065
960,254	(FNMA)	5.500	04/01/18	994
292,167	(FNMA)	5.500	05/01/18	302
16,075,397	(FNMA)	4.500	12/01/18	16,535
762,464	(FNMA)	6.000	01/01/19	792
122,282	(FNMA)	6.000	02/01/19	127
10,495,825	(FNMA)	5.000	04/01/19	10,815
8,026,604	(FNMA)	5.000	03/01/20	8,286
3,529,641	(FNMA)	5.500	07/01/20	3,648
11,784,466	(FNMA)	5.000	03/01/21	12,165
172,043	(FNMA)	8.000	03/01/23	182
13,703,896	(FNMA)	4.500	03/01/23	14,027
23,961,675	(FNMA)	4.500	06/01/23	24,527
19,255,243	(FNMA)	5.000	07/01/23	19,793
27,952,646	(FNMA)	5.000	07/01/23	28,734
5,968,019	(FNMA)	5.000	12/01/23	6,120
22,000,000	(FNMA)	5.000	01/25/24	22,577
40,000,000	(FNMA)	5.500	01/25/24	41,188
1,701,966	(FNMA)	5.500	02/01/24	1,751
452,699	(FNMA)	8.000	07/01/24	480
3,442,369	(FNMA)	5.500	07/01/24	3,540
4,977,917	(FNMA)	5.500	08/01/24	5,118
16,830,663	(FNMA)	5.000	10/01/25	17,242
95,423	(FNMA)	9.000	11/01/25	104
703,709	(FNMA)	7.000	07/01/32	745
258,501	(FNMA)	7.000	07/01/32	274
13,991,269	(FNMA)	5.500	01/01/33	14,392
27,575,956	(FNMA)	6.000	01/01/33	28,337
1,963,048	(FNMA)	5.000	02/01/33	2,009
9,494,942	(FNMA)	4.500	03/25/33	9,702
1,619,246	(FNMA)	5.500	06/01/33	1,664
5,998,395	(FNMA)	4.500	08/01/33	6,098
5,792,780	(FNMA)	5.000	08/01/33	5,930
2,715,713	(FNMA)	5.000	10/01/33	2,780
5,913,000	(FNMA)	5.000	10/01/33	6,053
1,886,579	(FNMA)	5.000	10/01/33	1,931
9,681,668	(FNMA)	4.500	10/01/33	9,842
8,066,365	(FNMA)	5.000	11/01/33	8,257
8,464,196	(FNMA)	5.000	11/01/33	8,664
835,564	(FNMA)	5.000	11/01/33	855
49,739,229	(FNMA)	5.000	11/01/33	50,915
7,957,480	(FNMA)	5.500	12/01/33	8,212
1,560,664	(FNMA)	5.500	12/01/33	1,604
2,787,117	(FNMA)	5.500	12/01/33	2,864
1,380,201	(FNMA)	5.500	12/01/33	1,418
7,060,335	(FNMA)	5.500	01/01/34	7,255
3,424,665	(FNMA)	5.500	01/01/34	3,519
10,540,928	(FNMA)	5.500	02/01/34	10,831
17,885,450	(FNMA)	5.000	03/01/34	18,308
2,347,318	(FNMA)	5.000	03/01/34	2,403
6,627,564	(FNMA)	5.000	03/01/34	6,784
2,703,789	(FNMA)	5.000	03/01/34	2,768
2,161,987	(FNMA)	5.000	03/01/34	2,213
7,240,681	(FNMA)	5.500	03/01/34	7,436
17,555,396	(FNMA)	5.000	04/01/34	17,959
10,971,406	(FNMA)	6.000	08/01/34	11,330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 66,279,527		(FNMA)	5.000%	08/01/34	$67,833
5,123,119		(FNMA)	5.500	09/01/34	5,261
3,450,733		(FNMA)	5.500	09/01/34	3,544
4,904,015		(FNMA)	5.500	09/01/34	5,036
2,587,081		(FNMA)	5.500	10/01/34	2,657
3,367,985		(FNMA)	5.500	10/01/34	3,459
18,434,581		(FNMA)	5.500	12/01/34	18,931
2,906,177		(FNMA)	6.000	12/01/34	2,999
3,591,345		(FNMA)	6.000	12/01/34	3,706
6,712,713		(FNMA)	5.500	01/01/35	6,893
76,465,376		(FNMA)	5.500	02/01/35	78,571
27,869,669		(FNMA)	5.500	04/01/35	28,620
4,350,593		(FNMA)	5.500	04/01/35	4,465
7,370,085		(FNMA)	6.000	04/01/35	7,605
16,682,930		(FNMA)	4.500	05/01/35	16,960
6,485,918		(FNMA)	6.000	05/01/35	6,686
18,873,403		(FNMA)	5.500	05/01/35	19,370
1,127,789		(FNMA)	5.500	06/01/35	1,157
1,700,259		(FNMA)	5.500	06/01/35	1,745
499,254		(FNMA)	7.500	06/01/35	529
2,863,531		(FNMA)	5.500	06/01/35	2,939
4,429,352		(FNMA)	5.500	06/01/35	4,546
2,324,822		(FNMA)	5.500	06/01/35	2,386
2,819,604		(FNMA)	6.000	07/01/35	2,907
1,803,326		(FNMA)	5.500	07/01/35	1,851
13,874,056		(FNMA)	5.000	08/01/35	14,185
12,324,936		(FNMA)	5.500	09/01/35	12,649
30,948,018		(FNMA)	5.500	09/01/35	31,800
14,142,844		(FNMA)	5.000	10/01/35	14,459
13,510,517		(FNMA)	5.500	10/01/35	13,866
8,848,611		(FNMA)	5.500	11/01/35	9,081
11,929,138	i	(FNMA)	5.740	02/01/36	12,123
8,159,212		(FNMA)	5.000	04/01/36	8,341
11,293,778		(FNMA)	5.500	04/01/36	11,591
1,831,359		(FNMA)	6.000	06/01/36	1,888
14,173,310	i	(FNMA)	5.800	06/01/36	14,392
31,155,227	i	(FNMA)	5.980	07/01/36	31,860
8,646,885	i	(FNMA)	5.950	07/01/36	8,844
7,514,635		(FNMA)	6.500	09/01/36	7,814
12,908,238		(FNMA)	6.000	10/01/36	13,304
56,314,820	i	(FNMA)	5.820	11/01/36	57,602
16,059,796		(FNMA)	6.500	12/01/36	16,700
10,567,090	i	(FNMA)	5.780	12/01/36	10,801
8,413,001		(FNMA)	6.500	12/01/36	8,616
51,284,887		(FNMA)	5.500	02/01/37	52,633
11,470,811		(FNMA)	5.000	02/01/37	11,725
8,749,817	i	(FNMA)	6.020	02/01/37	8,990
35,776,068		(FNMA)	5.500	03/01/37	36,715
12,445,493		(FNMA)	6.500	03/01/37	12,941
827,016		(FNMA)	6.500	03/01/37	860
8,114,419		(FNMA)	7.000	04/01/37	8,505
56,411,667		(FNMA)	6.000	06/01/37	58,139
12,608,414		(FNMA)	6.000	07/01/37	12,994
12,055,302		(FNMA)	6.000	08/01/37	12,424
4,892,646		(FNMA)	6.500	08/01/37	5,087
15,975,693		(FNMA)	6.500	08/01/37	16,611
9,183,642		(FNMA)	6.500	09/01/37	9,549

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 11,726,598		(FNMA)	6.500%	09/01/37	$12,193
17,249,089		(FNMA)	6.500	09/01/37	17,935
7,492,925		(FNMA)	6.000	09/01/37	7,722
6,781,491		(FNMA)	6.000	09/01/37	6,989
4,407,642		(FNMA)	6.000	09/01/37	4,543
19,092,781		(FNMA)	6.500	09/01/37	19,852
5,576,217		(FNMA)	6.000	09/01/37	5,747
31,053,003		(FNMA)	6.500	10/01/37	32,289
5,750,003		(FNMA)	6.000	10/01/37	5,926
23,178,751	i	(FNMA)	5.910	10/01/37	24,598
12,625,219		(FNMA)	7.000	11/01/37	13,234
1,867,850		(FNMA)	6.500	11/01/37	1,942
8,614,357		(FNMA)	5.500	01/01/38	8,840
1,374,639		(FNMA)	6.500	01/01/38	1,429
761,324		(FNMA)	6.500	02/01/38	792
18,303,945		(FNMA)	6.000	02/01/38	18,862
81,791,536		(FNMA)	5.500	02/01/38	83,929
13,583,391		(FNMA)	6.000	03/01/38	13,998
1,988,074		(FNMA)	6.500	03/01/38	2,067
13,194,685		(FNMA)	6.500	03/01/38	13,718
4,230,232		(FNMA)	6.500	03/01/38	4,398
6,064,425		(FNMA)	6.500	03/01/38	6,305
4,164,670		(FNMA)	7.000	03/01/38	4,366
5,512,710		(FNMA)	7.000	03/01/38	5,779
8,868,949		(FNMA)	7.000	03/01/38	9,297
14,702,753		(FNMA)	5.000	04/01/38	15,027
27,336,656		(FNMA)	5.000	04/01/38	27,940
24,814,671		(FNMA)	5.000	04/01/38	25,362
14,258,720		(FNMA)	5.000	04/01/38	14,574
10,488,783		(FNMA)	5.000	05/01/38	10,720
12,515,711	i	(FNMA)	5.260	09/01/38	12,743
12,691,256	i	(FNMA)	4.930	10/01/38	12,844
125,000,000		(FNMA)	6.000	01/25/39	128,672
11,000,000		(FNMA)	4.000	02/25/39	10,979
7,122		Government National Mortgage Association (GNMA)	8.500	12/15/09	7
6,880		(GNMA)	8.500	12/15/09	7
3,543		(GNMA)	9.000	12/15/09	4
11,742		(GNMA)	8.500	01/15/10	12
27,160		(GNMA)	9.000	06/15/16	29
5,605		(GNMA)	9.000	09/15/16	6
14,704		(GNMA)	9.000	09/15/16	16
20,103		(GNMA)	9.000	11/15/16	22
11,083		(GNMA)	9.000	12/15/16	12
130,476		(GNMA)	9.500	12/15/16	142
8,030		(GNMA)	9.000	12/15/16	9
55,457		(GNMA)	8.000	06/15/24	59
93,560		(GNMA)	8.500	11/20/30	101
91,214		(GNMA)	8.500	12/20/30	98
2,406,745		(GNMA)	5.500	11/20/33	2,481
9,472,704		(GNMA)	5.500	03/20/35	9,752
6,066,505		(GNMA)	5.500	12/20/35	6,246
5,565,380		(GNMA)	6.000	10/20/36	5,739
5,613,135		(GNMA)	6.000	01/20/37	5,786
15,642,520		(GNMA)	6.000	12/15/37	16,168
22,805,219		(GNMA)	5.500	07/15/38	23,541
18,821,082		(GNMA)	5.500	07/20/38	19,370
10,214,668		(GNMA)	6.000	08/15/38	10,558

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 8,508,237		(GNMA)	6.000%	08/20/38		$8,770
60,000,000		(GNMA)	5.000	01/01/39		61,500
88,000,000		(GNMA)	5.500	01/15/39		90,613
16,000,000		(GNMA)	6.000	01/15/39		16,505
10,395,777		(GNMA)	6.230	09/15/43		10,486
8,065,900	v	(GNMA)	6.500	01/15/44		8,091
		TOTAL MORTGAGE BACKED				3,257,763

MUNICIPAL BONDS - 0.02%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15		2,052
		TOTAL MUNICIPAL BONDS				2,052

U.S. TREASURY SECURITIES - 21.08%
306,072,000		United States Treasury Bond	8.000	11/15/21		464,082
58,400,000		United States Treasury Bond	5.250	02/15/29		77,444
3,861,000		United States Treasury Bond	5.375	02/15/31		5,305
677,000		United States Treasury Bond	4.500	02/15/36		899
7,038,000		United States Treasury Bond	5.000	05/15/37		10,197
13,479,000		United States Treasury Bond	4.375	02/15/38		18,054
16,990,000		United States Treasury Bond	4.500	05/15/38		23,189
162,924,418		United States Treasury Inflation Indexed Note	0.875	04/15/10		153,124
12,184,191		United States Treasury Inflation Indexed Note	2.375	04/15/11		11,900
1,000,000		United States Treasury Note	2.000	02/28/10		1,018
4,950,000		United States Treasury Note	1.750	03/31/10		5,032
1,000,000		United States Treasury Note	2.375	08/31/10		1,030
40,212,000		United States Treasury Note	1.500	10/31/10		40,812
7,500,000		United States Treasury Note	1.750	11/15/11		7,671
6,650,000		United States Treasury Note	1.125	12/15/11		6,680
53,080,000		United States Treasury Note	3.375	07/31/13		57,978
25,195,000		United States Treasury Note	3.125	08/31/13		27,165
131,829,000		United States Treasury Note	3.125	09/30/13		142,241
315,514,000		United States Treasury Note	2.750	10/31/13		335,431
87,833,000		United States Treasury Note	2.000	11/30/13		90,111
47,070,000		United States Treasury Note	1.500	12/31/13		46,963
8,370,000		United States Treasury Note	4.250	08/15/14		9,620
54,964,000		United States Treasury Note	4.750	08/15/17		65,716
70,666,000		United States Treasury Note	4.000	08/15/18		81,603
110,785,000		United States Treasury Note	3.750	11/15/18		125,412
50,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		27,754
		TOTAL U.S. TREASURY SECURITIES				1,836,431

		TOTAL GOVERNMENT BONDS				5,865,379
		(Cost $5,589,200 )

STRUCTURED ASSETS - 8.38%

ASSET BACKED - 4.49%
$3,164,670		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A3)
		Series - 2006 AF (Class A3)	5.560	09/06/11	Aa3	3,128
13,986,329		AmeriCredit Automobile Receivables Trust Series 2007-BF (Class A3A)
		Series - 2007 BF (Class A3A)	5.160	04/06/12	Aa3	13,637
372,700	i	AQ Finance NIM Trust Series 2004-RN2
		Series - 2004 RN2 (Class NOTE)	0.671	04/25/09	Aa3	352
298,668	i, m, v	AQ Finance NIM Trust Series 2004-RN3
		Series - 2004 RN3 (Class NOTE)	0.651	05/25/09	Aa3	283

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 74,236		Asset Backed Funding Corp NIM Trust Series 2005-WMC1 (Class N1)
		Series - 2006 WMC1 (Class N1)	5.900%	07/26/35	NR	$-	^
10,000,000	v	Centex Home Equity Series 2004-C (Class AF5)
		Series - 2004 C (Class AF5)	5.980	06/25/34	Aaa	8,207
1,354,732		Centex Home Equity Series 2004-D (Class MF2)
		Series - 2004 D (Class MF2)	5.560	09/25/34	Aa3	582
26,422,591		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-6 (Class 1A7)
		Series - 2003 6 (Class 1A7)	4.277	09/25/33	Aaa	21,164
2,628,039	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)
		Series - 2004 2 (Class 1M1)	5.700	02/25/35	Aa2	1,541
1,314,020	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M2)
		Series - 2004 2 (Class 1M2)	5.700	02/25/35	A2	620
1,032,444	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)
		Series - 2004 2 (Class 1B)	5.700	02/25/35	Baa2	353
4,507,462		CIT Group Home Equity Loan Trust Series 2002-1 (Class AF6)
		Series - 2002 1 (Class AF6)	6.200	02/25/30	Aaa	3,748
682,305		CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)
		Series - 2002 2 (Class MF2)	6.390	12/25/30	A3	115
34,769		CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)
		Series - 2002 2 (Class BF)	6.830	06/25/33	Ba1	2
28,400,000		Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)
		Series - 2006 1 (Class A3)	5.706	07/25/36	Aaa	23,657
$15,812,000		Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)
		Series - 2006 2 (Class A3)	5.563	09/25/36	Aaa	13,342
774,329	i	Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)
		Series - 2004 B (Class 1A)	1.415	02/15/29	B3	388
6,468,661		Credit-Based Asset Servicing and Securitization LLC Series 2007-MX1 (Class A1)
		Series - 2007 MX1 (Class A1)	6.159	12/25/36	Aaa	6,058
25,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)
		Series - 2007 1A (Class AF3)	5.781	01/25/35	Baa1	14,104
6,537,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3
		Series - 2006 HLTV (Class A3)	5.590	10/25/29	Baa2	5,942
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4
		Series - 2006 HLTV (Class A4)	5.810	10/25/29	Baa3	1,882
1,073,311	i	GSAA Trust Series 2004-3 (Class AF3)
		Series - 2004 3 (Class AF3)	5.691	04/25/34	Aaa	1,067
1,333,333		Hertz Vehicle Financing LLC Series 2005-2A (Class A2)
		Series - 2005 2A (Class A2)	4.930	02/25/10	Aa3	1,325
4,000,000		HFC Home Equity Loan Asset Backed Certificates Series 2007-1 (Class A3F)
		Series - 2007 1 (Class A3F)	5.730	03/20/36	Aaa	2,599
5,340,075		HFC Home Equity Loan Asset Backed Certificates Series 2007-1 (Class A1F)
		Series - 2007 1 (Class A1F)	5.910	03/20/36	Aaa	4,963
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1 (Class A4)
		Series - 2007 1 (Class A4)	5.090	07/18/13	NR	14,531
10,836,675		Household Automotive Trust Series 2006-2 (Class A3)
		Series - 2006 2 (Class A3)	5.610	08/17/11	Aaa	10,453
41,000,000		Household Automotive Trust Series 2006-3 (Class A4)
		Series - 2006 3 (Class A4)	5.340	09/17/13	Aaa	35,764
24,000,000		Household Credit Card Master Note Trust I Series 2006-1 (Class A)
		Series - 2006 1 (Class A)	5.100	06/15/12	Aaa	23,426
2,690,875		Hyundai Auto Receivables Trust Series 2006-A (Class A3)
		Series - 2006 A (Class A3)	5.130	06/15/10	Aaa	2,689
27,000,000		Hyundai Auto Receivables Trust Series 2006-B (Class A4)
		Series - 2006 B (Class A4)	5.150	05/15/13	Aaa	25,863
9,980,987		JPMorgan Auto Receivables Trust Series 2007-A (Class A3)
		Series - 2007 A (Class A3)	5.190	02/15/11	Aaa	9,893
4,010,162		Marriott Vacation Club Owner Trust Series 2007-1A (Class A)
		Series - 2007 1A (Class A)	5.518	05/20/29	Aaa	3,179

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 52,879	m, v	New York City Tax Lien Series 2006-AA (Class A)
		Series - 2006 AA (Class A)	5.930%	11/10/19	Aaa	$53
16,835,173		Nissan Auto Lease Trust Series 2006-A (Class A3)
		Series - 2006 A (Class A3)	5.110	03/15/10	Aaa	16,817
14,500,000		Nissan Auto Lease Trust Series 2006-A (Class A4)
		Series - 2006 A (Class A4)	5.100	07/16/12	Aaa	14,361
6,500,000		Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)
		Series - 2006 3 (Class AF3)	5.586	11/25/36	Aaa	4,929
12,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)
		Series - 2004 RS11 (Class M1)	1.091	11/25/34	Aa1	6,716
858,611	i	Residential Asset Securities Corp Series 2001-KS2 (Class AI6)
		Series - 2001 KS2 (Class AI6)	6.489	10/25/30	Aaa	696
7,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5 (Class A2)
		Series - 2006 HI5 (Class A2)	5.520	04/25/21	Aa1	5,696
13,500,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5 (Class A3)
		Series - 2006 HI5 (Class A3)	5.500	08/25/25	Aa3	7,395
5,000,000		Residential Funding Mortgage Securities II, Inc Series 2005-HI1 (Class A5)
		Series - 2005 HI1 (Class A5)	5.450	08/25/34	B1	3,274
8,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12 (Class A2)
		Series - 2006 HI2 (Class A2)	5.750	02/25/36	Aa1	6,848
2,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3 (Class A2)
		Series - 2006 HI3 (Class A2)	5.950	02/25/36	Aa1	1,717
6,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3 (Class A3)
		Series - 2006 HI3 (Class A3)	5.960	02/25/36	Aa3	3,399
2,500,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M1)
		Series - 2006 HI1 (Class M1)	6.010	02/25/36	Aa1	1,507
350,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)
		Series - 2006 HI1 (Class M2)	6.060	02/25/36	Aa2	142
30,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4 (Class A3)
		Series - 2006 HI4 (Class A3)	5.440	09/25/36	Aa3	16,222
9,628,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4 (Class A2)
		Series - 2006 HI4 (Class A2)	5.450	09/25/36	Aa1	7,947
1,698,175	m	Sierra Receivables Funding Co Series 2006-1A (Class A1)
		Series - 2006 1A (Class A1)	5.840	05/20/18	A2	1,368
16,554,498	m, v	Sonic Capital LLC Series 2006-1A (Class A2)
		Series - 2006 1A (Class A2)	5.096	12/20/31	Baa1	9,105
2,404,395		Volkswagen Auto Lease Trust Series 2006-A (Class A3)
		Series - 2006 A (Class A3)	5.500	09/21/09	Aaa	2,405
10,400,000		Volkswagen Auto Lease Trust Series 2006-A (Class A4)
		Series - 2006 A (Class A4)	5.540	04/20/11	Aaa	10,398
2,282,481	m, v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1 (Class N1)
		Series - 2006 N1 (Class N1)	5.683	08/12/47	A3	2,113
9,040,817		Wachovia Auto Loan Owner Trust Series 2006-2A (Class A3)
		Series - 2006 2A (Class A3)	5.230	08/22/11	Aaa	8,944
4,303,278	i	Wachovia Loan Trust Series 2005-SD1 (Class A)
		Series - 2005 SD1 (Class A)	0.831	05/25/35	NR	3,546
		TOTAL ASSET BACKED				390,455

OTHER MORTGAGE BACKED - 3.89%
3,000,000	i	Banc of America Commercial Mortgage, Inc Series 2006-2 (Class A4)
		Series - 2006 2 (Class A4)	5.929	05/10/45	NR	2,450
10,000,000		Banc of America Commercial Mortgage, Inc Series 2006-5 (Class AJ)
		Series - 2006 5 (Class AJ)	5.477	09/10/47	Aaa	2,923
9,000,000	i	Banc of America Commercial Mortgage, Inc Series 2007-2 (Class A2)
		Series - 2007 2 (Class A2)	5.634	04/10/49	NR	7,055
6,316,038		Banc of America Mortgage Securities, Inc Series 2006-1 (Class A8)
		Series - 2006 1 (Class A8)	6.000	05/25/36	Ba3	5,929

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 503,981		Bank of America Alternative Loan Trust Series 2004-8 (Class 3A1)
		Series - 2004 8 (Class 3A1)	5.500%	09/25/19	Aaa	$494
6,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW14 (Class A4)
		Series - 2006 PW14 (Class A4)	5.201	12/11/38	NR	4,895
13,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13 (Class A4)
		Series - 2006 PW13 (Class A4)	5.540	09/11/41	NR	10,197
8,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24 (Class A4)
		Series - 2006 T24 (Class A4)	5.537	10/12/41	Aaa	6,697
5,665,000	i	Bear Stearns Commercial Mortgage Securities Series 2007-T28 (Class AJ)
		Series - 2007 T28 (Class AJ)	6.175	09/11/42	NR	1,497
2,822,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 (Class AJ)
		Series - 2005 CD1 (Class AJ)	5.230	07/15/44	Aaa	1,253
5,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 (Class A5)
		Series - 2006 CD3 (Class A5)	5.617	10/15/48	Aaa	3,982
12,775,000	i	Commercial Mortgage Load Trust Series 2008-LS1 (Class A1)
		Series - 2008 LS1 (Class AM)	6.220	12/10/49	Aaa	5,939
8,912,139		Countrywide Alternative Loan Trust Series 2004-30CB (Class 1A15)
		Series - 2004 30CB (Class 1A15)	5.500	08/25/16	Aaa	8,162
7,313,078		Countrywide Alternative Loan Trust Series 2004-29CB (Class A7)
		Series - 2004 29CB (Class A7)	5.375	01/25/35	NR	5,607
$9,462,955		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)
		Series - 2005 17 (Class 1A10)	5.250	09/25/35	NR	7,569
1,057,587	i	Credit Suisse Mortgage Capital Certificates Series 2006-TF2A (Class A1)
		Series - 2006 TF2A (Class A1)	1.295	10/15/21	Aaa	847
5,925,000	i	Credit Suisse Mortgage Capital Certificates Series 2007-C3 (Class AM)
		Series - 2007 C3 (Class AM)	5.912	06/15/39	Aaa	2,594
11,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5 (Class A3)
		Series - 2006 C5 (Class A3)	5.311	12/15/39	Aaa	8,535
5,890,000		Credit Suisse Mortgage Capital Certificates Series 2007-C1 (Class A3)
		Series - 2007 C1 (Class A3)	5.383	02/15/40	Aaa	3,535
8,520,000	i	Credit Suisse Mortgage Capital Certificates Series 2007-C1 (Class AJ)
		Series - 2007 C1 (Class AJ)	5.457	02/15/40	Aaa	2,117
3,000,000	i	Credit Suisse Mortgage Capital Certificates Series 2007-C2 (Class A3)
		Series - 2007 C2 (Class A3)	5.542	01/15/49	Aaa	1,987
13,778,164	i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate Series HC1A (Class A1)
		Series - 2006 HC1A (Class A1)	1.385	05/15/23	Aaa	11,031
13,207,122		CS First Boston Mortgage Securities Corp Series 2005-5 (Class 7A1)
		Series - 2005 5 (Class 7A1)	6.000	07/25/35	Aaa	10,293
2,050,084		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)
		Series - 2003 9 (Class 1A4)	5.500	11/25/33	NR	2,000
4,284,072	i	GE Capital Commercial Mortgage Corp
		Series - 2005 C4 (Class AM)	5.330	11/10/45	Aaa	2,552
11,600,000		Greenwich Capital Commercial Funding Corp Series 2007-GG11 (Class A2)
		Series - 2007 GG11 (Class A2)	5.597	12/10/49	NR	8,497
5,655,000		Greenwich Capital Commercial Funding Corp Series 2007-GG11 (Class A4)
		Series - 2007 GG11 (Class A4)	5.736	12/10/49	NR	4,222
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK (Class BFL)
		Series - 2001 ROCK (Class BFL)	2.391	05/03/18	Aaa	9,367
2,000,000		GS Mortgage Securities Corp II Series 2005-GG4 (Class AJ)
		Series - 2005 GG4 (Class AJ)	4.782	07/10/39	Aaa	895
8,060,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A2)
		Series - 2006 GG8 (Class A2)	5.479	11/10/39	Aaa	6,703
6,350,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)
		Series - 2006 GG8 (Class A4)	5.560	11/10/39	Aaa	5,037
11,250,000	i	GS Mortgage Securities Corp II Series 2007-GG10 (Class A2)
		Series - 2007 GG10 (Class A2)	5.778	08/10/45	Aaa	8,550

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 18,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10 (Class AM)
		Series - 2007 GG10 (Class AM)	5.993%	08/10/45	Aaa	$8,243
5,299,651	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-FL1A (Class A1)
		Series - 2007 FL1A (Class A1)	1.570	07/15/19	Aaa	3,963
4,700,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2006-FL1A (Class A2)
		Series - 2006 FL1A (Class A2)	1.375	02/15/20	Aaa	2,807
11,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)
		Series - 2002 C1 (Class A3)	5.376	07/12/37	Aaa	10,225
8,100,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2006-LDP7 (Class A2)
		Series - 2006 LDP7 (Class A2)	6.051	04/15/45	Aaa	6,927
10,550,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-CB18 (Class A4)
		Series - 2007 CB18 (Class A4)	5.440	06/12/47	Aaa	7,613
5,880,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-CB19 (Class AM)
		Series - 2007 CB19 (Class AM)	5.937	02/12/49	Aaa	2,720
4,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2008-C2 (Class AM)
		Series - 2008 C2 (Class AM)	6.799	02/12/51	Aaa	2,014
5,682,000	i	LB-UBS Commercial Mortgage Trust Series 2008-C1 (Class A2)
		Series - 2008 C1 (Class A2)	6.150	04/15/41	Aaa	4,365
6,216,938	i	Lehman Brothers Floating Rate Commercial Mortgage Trust Series
		2006-LLFA (Class A1) Series - 2006 LLFA (Class A1)	1.275	09/15/21	Aaa	4,642
3,730,351		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)
		Series - 2005 2 (Class 3A1)	5.000	10/25/20	Aaa	3,269
3,729,128	i	Merrill Lynch Mortgage Trust Series 2005-CIP1 (Class AM)
		Series - 2005 CIP1 (Class AM)	5.107	07/12/38	Aaa	2,223
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)
		Series - 2006 C1 (Class A4)	5.660	05/12/39	NR	2,036
4,540,000	i	Merrill Lynch Mortgage Trust Series 2008-C1 (Class AM)
		Series - 2008 C1 (Class AM)	6.270	02/12/51	Aaa	2,131
7,385,000	i	Merrill Lynch Mortgage Trust Series 2008-C1 (Class AJ)
		Series - 2008 C1 (Class AJ)	6.270	02/12/51	Aaa	1,976
3,365,000		Merrill Lynch Mortgage Trust Series 2008-C1 (Class C)
		Series - 2008 C1 (Class C)	6.270	02/12/51	Aa2	624
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006- (Class A4) 1
		Series - 2006 1 (Class A4)	5.602	02/12/39	NR	3,785
5,670,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 (Class AM)
		Series - 2007 8 (Class AM)	6.156	08/12/49	NR	2,650
4,525,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9 (Class AM)
		Series - 2007 9 (Class AM)	5.856	09/12/49	NR	2,059
16,983,414		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)
		Series - 2005 HQ5 (Class A2)	4.809	01/14/42	NR	16,456
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)
		Series - 2006 IQ11 (Class A4)	5.943	10/15/42	NR	6,156
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)
		Series - 2006 IQ11 (Class AJ)	5.947	10/15/42	NR	1,930
12,320,000		Morgan Stanley Capital I Series 2006-IQ12 (Class A2)
		Series - 2006 IQ12 (Class A2)	5.283	12/15/43	NR	10,093
8,000,000		Morgan Stanley Capital I Series 2007-HQ11 (Class A31)
		Series - 2007 HQ11 (Class A31)	5.439	02/12/44	Aaa	5,474
6,710,000		Morgan Stanley Capital I Series 2007-IQ13 (Class A4)
		Series - 2007 IQ13 (Class A4)	5.364	03/15/44	NR	4,935
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)
		Series - 2006 HQ9 (Class A4)	5.731	07/12/44	NR	3,551
5,500,000		Residential Accredit Loans, Inc Series 2005-QS17 (Class A1)
		Series - 2005 QS17 (Class A1)	6.000	12/25/35	Aaa	2,566
8,325,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A (Class A2)
		Series - 2006 WL7A (Class A2)	1.315	09/15/21	Aaa	5,218
5,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C30 (Class AM)
		Series - 2007 C30 (Class AM)	5.383	12/15/43	Aaa	2,260

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 10,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 (Class A3)
		Series - 2006 C24 (Class A3)	5.558%	03/15/45	Aaa	$7,844
8,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C31 (Class A2)
		Series - 2007 C31 (Class A2)	5.421	04/15/47	Aaa	6,206
14,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 (Class AM)
		Series - 2007 C33 (Class AM)	6.100	02/15/51	Aaa	6,496
11,386,986		Washington Mutual, Inc Series 2003-S10 (Class A1)
		Series - 2003 S10 (Class A1)	4.500	10/25/18	NR	11,067
10,394,074	i	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2 (Class 2A3)
		Series - 2006 AR2 (Class 2A3)	5.090	03/25/36	NR	6,500
7,587,887	i	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR4 (Class 1A1)
		Series - 2006 AR4 (Class 1A1)	5.857	04/25/36	NR	4,565
		TOTAL OTHER MORTGAGE BACKED				339,000

		TOTAL STRUCTURED ASSETS				729,455
		(Cost $957,619 )

		TOTAL BONDS				8,268,413
		(Cost $8,295,570 )

SHARES		COMPANY
PREFERRED STOCKS - 0.04%

DEPOSITORY INSTITUTIONS - 0.02%
$134,000		Bank of America Corp	6.200	12/30/49	A1	2,014
		Total DEPOSITORY INSTITUTIONS				2,014

NONDEPOSITORY INSTITUTIONS - 0.02%
470,597		Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	184
1,527,061		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	1,267
		Total NONDEPOSITORY INSTITUTIONS				1,451

		TOTAL PREFERRED STOCKS				3,465
		(Cost $53,292 )

TIAA-CREF MUTUAL FUND- 0.04%
485,646	a	TIAA-CREF High Yield Fund				3,467

		TOTAL TIAA-CREF MUTUAL FUND				3,467
		(Cost $4,535 )

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.17%

COMMERCIAL PAPER - 2.18%
13,750,000		Abbey National LLC	0.000	01/08/09		13,749
14,123,000		American Honda Finance Corp	0.000	02/18/09		14,107
20,000,000		Caterpillar Financial Services Co	0.000	01/29/09		19,995
6,780,000		Eaton Corp	0.000	03/05/09		6,767
11,710,000		Govco LLC	0.700	02/23/09		11,687
21,000,000		Private Export Funding Corp	0.000	01/13/09		20,997
17,000,000		Procter & Gamble International	0.000	02/23/09		16,994
21,000,000		Rabobank USA Financial Corp	0.000	03/16/09		20,989
12,000,000		Societe Generale North America, Inc	0.000	01/13/09		11,998
20,000,000		Toyota Motor Credit Corp	0.000	04/30/09		19,922

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
21,000,000		UBS Finance (Delaware) LLC	0.000%	02/17/09	$20,978
12,000,000		Unilever Capital Corp	0.000	03/30/09	11,989
		TOTAL COMMERCIAL PAPER			190,172

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 5.99%
61,630,000		Federal Home Loan Bank (FHLB)	0.000	02/02/09	61,629
656,000		(FHLB)	0.000	02/10/09	656
9,400,000		(FHLB)	0.000	03/10/09	9,399
20,000,000		(FHLB)	0.000	03/16/09	19,997
29,630,000		(FHLB)	0.000	03/24/09	29,625
30,374,000		(FHLB)	0.000	03/31/09	30,369
11,500,000		(FHLB)	0.000	06/15/09	11,484
7,100,000		(FHLB)	0.000	10/01/09	7,068
22,960,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	01/20/09	22,960
3,340,000		(FHLMC)	0.000	01/26/09	3,340
3,240,000		(FHLMC)	0.000	02/03/09	3,240
50,000,000		(FHLMC)	0.000	02/23/09	49,999
23,700,000		(FHLMC)	0.000	03/02/09	23,697
4,400,000		(FHLMC)	0.000	03/03/09	4,400
2,810,000		(FHLMC)	0.000	03/25/09	2,810
34,566,000		(FHLMC)	0.000	04/01/09	34,553
20,930,000		(FHLMC)	0.000	04/02/09	20,922
2,200,000		(FHLMC)	0.000	04/07/09	2,199
23,460,000		(FHLMC)	0.000	04/14/09	23,450
21,370,000		(FHLMC)	0.000	04/17/09	21,361
2,497,000		Federal National Mortgage Association (FNMA)	0.000	01/16/09	2,497
25,035,000		(FNMA)	0.000	01/30/09	25,035
28,720,000		(FNMA)	0.000	02/17/09	28,720
15,000,000		(FNMA)	0.000	03/18/09	14,998
40,000,000		(FNMA)	0.000	03/24/09	39,994
2,590,000		(FNMA)	0.000	04/01/09	2,589
25,000,000		(FNMA)	0.000	12/01/09	24,838
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			521,829

		TOTAL SHORT-TERM INVESTMENTS			712,001
		(Cost $710,739)

		TOTAL PORTFOLIO - 103.17%			8,987,346
		(Cost $9,064,136 )
		OTHER ASSETS AND LIABILITIES,NET - (3.17%)			(276,116)

		TOTAL NET ASSETS - 100.00%			$8,711,230

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	N/R	Not rated by Moody's
	plc	Public Limited Company

	†	As provided by Moody's Investors Service (Unaudited).
	^	Amount represents less than $1,000.
	a	Affiliated Holding
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At December 31, 2008 the value of these securities amounted to $248,296,006 or 2.85% of net assets.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $ 27,851,694 which represents 0.32 % of net assets.

Cost amounts are in thousands.

At December 31, 2008, the net unrealized depreciation on investments was $(76,789,838), consisting of gross unrealized appreciation of $341,559,193 and gross unrealized depreciation of $(418,349,031).

For ease of presentation, a number of industry classification categories have been grouped together in the Schedule of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2008 - DECEMBER 31, 2008

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2007	Cost	Proceeds	Gain/(Loss)	Income	Expense	December 31, 2008	December 31, 2008

TIAA-CREF Institutional High Yield Fund II	$4,305,350	$355,877	$-	$-	$355,877	$-	485,646	$ 3,467,512

		$355,877	$-	$-	$355,877	$-	485,646	$ 3,467,512

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2008

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

GOVERNMENT BONDS - 99.04%

U.S. TREASURY SECURITIES - 99.04%
$ 363,199,773	k	United States Treasury Inflation Indexed Bonds	2.380%	01/15/25	$356,957
238,744,899	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	224,887
196,485,812	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/27	197,391
180,557,352	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	166,818
255,200,617	k	United States Treasury Inflation Indexed Bonds	3.630	04/15/28	304,028
298,345,798	k	United States Treasury Inflation Indexed Bonds	3.880	04/15/29	368,480
77,820,993	k	United States Treasury Inflation Indexed Bonds	3.380	04/15/32	95,957
169,502,440	k	United States Treasury Inflation Indexed Notes	4.250	01/15/10	166,470
418,089,192	k	United States Treasury Inflation Indexed Notes	0.880	04/15/10	392,939
179,338,797	k	United States Treasury Inflation Indexed Notes	3.500	01/15/11	176,018
270,343,224	k	United States Treasury Inflation Indexed Notes	2.380	04/15/11	264,028
77,530,619	k	United States Treasury Inflation Indexed Notes	3.380	01/15/12	76,695
193,481,247	k	United States Treasury Inflation Indexed Notes	2.000	04/15/12	188,674
327,346,641	k	United States Treasury Inflation Indexed Notes	3.000	07/15/12	320,825
100,805,800	k	United States Treasury Inflation Indexed Notes	0.630	04/15/13	96,380
320,259,153	k	United States Treasury Inflation Indexed Notes	1.880	07/15/13	301,519
320,726,042	k	United States Treasury Inflation Indexed Notes	2.000	01/15/14	303,888
299,026,933	k	United States Treasury Inflation Indexed Notes	2.000	07/15/14	282,791
291,050,700	k	United States Treasury Inflation Indexed Notes	1.630	01/15/15	269,904
244,033,580	k	United States Treasury Inflation Indexed Notes	1.880	07/15/15	230,516
249,796,641	k	United States Treasury Inflation Indexed Notes	2.000	01/15/16	239,219
249,816,656	k	United States Treasury Inflation Indexed Notes	2.500	07/15/16	247,845
225,124,720	k	United States Treasury Inflation Indexed Notes	2.380	01/15/17	223,348
202,788,200	k	United States Treasury Inflation Indexed Notes	2.630	07/15/17	207,811
207,392,766	k	United States Treasury Inflation Indexed Notes	1.630	01/15/18	196,845
109,106,076	k	United States Treasury Inflation Indexed Notes	1.380	07/15/18	102,040
		TOTAL U.S. TREASURY SECURITIES			6,002,273

		TOTAL GOVERNMENT BONDS			6,002,273
		(Cost $6,217,084)

		TOTAL PORTFOLIO - 99.04%			6,002,273
		(Cost $6,217,084)

		OTHER ASSETS AND LIABILITIES, NET - 0.96%			58,050

		TOTAL NET ASSETS - 100.00%			$6,060,323

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		Cost amounts are in thousands.

		At December 31, 2008, the net unrealized depreciation on investments was $(214,811,417), consisting of gross
		unrealized appreciation of $61,414,716 and gross unrealized depreciation of $(276,226,133).

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2008

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

BONDS - 37.27%

CORPORATE BONDS - 11.03%

AMUSEMENT AND RECREATION SERVICES - 0.02%
$ 2,000,000		International Speedway Corp	5.400%	04/15/14	Baa2	$1,739
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,739

ASSET BACKED - 1.66%
10,000,000	v	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	8,207
3,501,139	i	Chase Funding Loan Acquisition Trust Series
		2004-OPT1 (Class M1)	1.040	06/25/34	Aa1	2,128
750,868	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	257
1,887,328		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.280	09/25/33	Aaa	1,512
1,329,753	v	Countrywide Asset-Backed Certificates Series
		2002-S2 (Class A5)	5.980	01/25/17	Aaa	1,328
703,935	i	Countrywide Home Equity Loan Trust Series
		2004-B (Class 1A)	1.420	02/15/29	B3	353
3,645,973		Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	6.160	12/25/36	Aaa	3,414
12,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.780	01/25/35	Baa1	6,770
3,500,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/25	Baa2	3,182
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Baa3	1,652
575,934	i	GSAA Trust Series 2004-3 (Class AF3)	5.690	04/25/34	Aaa	573
1,211,667		Hertz Vehicle Financing LLC Series 2005-2A	4.930	02/25/10	Aa3	1,204
4,000,000		HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	2,599
684,246		HFC Home Equity Loan Asset Backed
		Certificates Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	664
2,647,971		HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	2,461
19,000,000		Household Automotive Trust Series 2006-3	5.340	09/17/13	Aaa	16,574
16,000,000		Household Credit Card Master Note Trust I
		Series 2006-1 (Class A)	5.100	06/15/12	Aaa	15,617
2,577,961		Marriott Vacation Club Owner Trust Series 2007-
		1A (Class A)	5.520	05/20/29	Aaa	2,044
2,066,193	v	MP Environmental Funding LLC	4.980	07/01/14	Aaa	2,087
3,250,000		Renaissance Home Equity Loan Trust Series
		2006-3 (Class AF3)	5.590	11/25/36	Aaa	2,464
2,608,499		Residential Asset Mortgage Products, Inc Series
		2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	1,880
200,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	81
9,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	Aa3	4,930

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010%	02/25/36	Aa1	$1,206
5,003,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aa1	4,071
18,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aa3	9,733
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A2)	5.450	09/25/36	Aa1	5,777
5,700,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aa3	3,229
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	Aa1	3,424
1,419,878	m	Sierra Receivables Funding Co Series 2006-1A	5.840	05/20/18	A2	1,144
677,999	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.100	12/20/31	Baa1	373
1,670,108	m,v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.680	08/12/47	A3	1,546
2,231,330	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	0.830	05/25/35	NR	1,839
		TOTAL ASSET BACKED				114,323

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
4,375,000		Home Depot, Inc	5.250	12/16/13	Baa1	4,085
5,000,000		Lowe's Cos, Inc	8.250	06/01/10	A1	5,194
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				9,279

CHEMICALS AND ALLIED PRODUCTS - 0.15%
1,000,000		Abbott Laboratories	3.750	03/15/11	A1	1,013
2,150,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	2,064
965,000		Clorox Co	5.450	10/15/12	Baa2	960
2,500,000		Ecolab, Inc	6.880	02/01/11	A2	2,477
1,500,000		Lubrizol Corp	4.630	10/01/09	Baa2	1,473
2,500,000		Praxair, Inc	5.250	11/15/14	A2	2,553
		TOTAL CHEMICALS AND ALLIED PRODUCTS				10,540

COMMUNICATIONS - 0.51%
1,184,000		AT&T Corp	7.300	11/15/11	A2	1,230
700,000		AT&T, Inc	6.500	09/01/37	A2	754
1,000,000		AT&T, Inc	6.150	09/15/34	A2	1,028
3,270,498		Bellsouth Telecommunications, Inc	6.300	12/15/15	A2	3,338
2,500,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	2,588
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	1,875
1,265,000		Sprint Capital Corp	8.380	03/15/12	Ba2	1,012
3,235,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	2,281
4,500,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	4,893
2,500,000		Time Warner Cable, Inc	6.550	05/01/37	Baa2	2,395
2,000,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,868
3,000,000		Verizon Communications, Inc	8.950	03/01/39	A3	3,875
2,500,000		Verizon Communications, Inc	4.350	02/15/13	A3	2,418
1,400,000		Verizon Communications, Inc	6.400	02/15/38	A3	1,489
4,000,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	3,938
		TOTAL COMMUNICATIONS				34,982

DEPOSITORY INSTITUTIONS - 1.48%
1,000,000		Astoria Financial Corp	5.750	10/15/12	A2	818
4,500,000	e	Bank of America Corp	4.900	05/01/13	Aa2	4,457
5,000,000		Bank of America NA	5.300	03/15/17	Aa1	4,748

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 3,000,000		Bank of Hawaii	6.880%	03/01/09	A1	$3,020
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A2	2,464
2,500,000	i	Countrywide Financial Corp	2.950	05/07/12	Aa2	2,167
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	Aa1	6,372
6,500,000	g	FIA Card Services NA	7.130	11/15/12	Aa1	6,646
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa3	2,777
4,500,000	p	KeyBank NA	3.200	06/15/12	Aaa	4,675
1,500,000	e	M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	1,385
5,000,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A2	3,479
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	5,175
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	A2	4,560
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	NR	1,312
5,000,000		NB Capital Trust IV	8.250	04/15/27	Aa3	4,136
4,000,000	p	New York Community Bank	3.000	12/16/11	Aaa	4,107
2,140,000	g	OMX Timber Finance Investments LLC Series 1	5.420	01/29/20	A1	1,605
2,000,000	e	Popular North America, Inc	5.650	04/15/09	A3	1,981
4,000,000	p	Regions Bank	3.250	12/09/11	Aaa	4,162
3,000,000	p	Sovereign Bank	2.750	01/17/12	Aaa	3,078
2,000,000	e	State Street Bank & Trust Co	5.250	10/15/18	Aa2	1,846
7,312,000		State Street Corp	7.650	06/15/10	A1	7,608
4,000,000		Union Bank of California NA	5.950	05/11/16	A1	3,210
3,000,000		US Bank NA	4.950	10/30/14	Aa2	3,035
5,000,000		Webster Bank	5.880	01/15/13	A3	4,706
3,100,000		Wells Fargo & Co	5.630	12/11/17	Aa1	3,234
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	5,061
		TOTAL DEPOSITORY INSTITUTIONS				101,824

ELECTRIC, GAS, AND SANITARY SERVICES - 1.29%
3,510,000		AGL Capital Corp	6.000	10/01/34	Baa1	2,621
5,000,000	e	Atmos Energy Corp	5.130	01/15/13	Baa3	4,586
5,000,000		Avista Corp	5.950	06/01/18	Baa2	4,758
2,000,000		Connecticut Light & Power	5.750	03/01/37	A3	1,847
4,365,306	g	Great River Energy	5.830	07/01/17	A3	3,651
5,000,000		Hawaiian Electric Industries, Inc	6.140	08/15/11	Baa2	5,142
5,000,000		Idaho Power Co	5.500	04/01/33	A3	4,300
2,500,000		Idaho Power Co	6.250	10/15/37	A3	2,364
3,000,000		Idaho Power Co	7.200	12/01/09	A3	3,061
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	7,277
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,362
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,585
5,000,000	g	National Fuel Gas Co	6.500	04/15/18	Baa1	4,600
6,000,000		Nevada Power Co	6.650	04/01/36	Baa3	5,356
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,100
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A2	1,304
4,000,000		ONEOK Partners LP	5.900	04/01/12	Baa2	3,764
5,000,000	e	Pacific Gas & Electric Co	8.250	10/15/18	A3	6,007
2,185,000	g	Pedernales Electric Cooperative	6.200	11/15/32	NR	2,388
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,037
2,000,000		Puget Sound Energy, Inc	6.270	03/15/37	Baa2	1,780
2,000,000		Questar Pipeline Co	6.570	09/26/11	A3	2,048
2,500,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	2,439
3,000,000		Transcontinental Gas Pipe Line Corp	6.050	06/15/18	Baa2	2,617
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,122
5,000,000		Wisconsin Public Service Corp	6.130	08/01/11	Aa3	5,098
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				89,214

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
FABRICATED METAL PRODUCTS - 0.06%
4,000,000	e	Stanley Works	5.000%	03/15/10	A2	$3,982
		TOTAL FABRICATED METAL PRODUCTS				3,982

FOOD AND KINDRED PRODUCTS - 0.21%
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,475
5,000,000	e	Coca-Cola Enterprises, Inc	5.000	08/15/13	A3	4,830
535,000		Kraft Foods, Inc	6.130	02/01/18	Baa2	524
2,000,000		PepsiCo, Inc	7.900	11/01/18	Aa2	2,451
		TOTAL FOOD AND KINDRED PRODUCTS				14,280

FURNITURE AND FIXTURES - 0.05%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A3	3,594
		TOTAL FURNITURE AND FIXTURES				3,594

GENERAL BUILDING CONTRACTORS - 0.09%
3,000,000		Lennar Corp	5.130	10/01/10	Ba3	2,430
3,000,000		MDC Holdings, Inc	5.380	07/01/15	Baa3	2,286
2,000,000		Ryland Group, Inc	5.380	05/15/12	Ba3	1,460
		TOTAL GENERAL BUILDING CONTRACTORS				6,176

GENERAL MERCHANDISE STORES - 0.03%
2,700,000		Macy's Retail Holdings, Inc	5.350	03/15/12	Baa3	2,006
		TOTAL GENERAL MERCHANDISE STORES				2,006

HEALTH SERVICES - 0.02%
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,378
		TOTAL HEALTH SERVICES				1,378

HOLDING AND OTHER INVESTMENT OFFICES - 0.15%
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,091
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	1,856
5,000,000		Kimco Realty Corp	5.300	02/22/11	Baa1	4,473
3,000,000		Washington Real Estate Investment Trust	5.130	03/15/13	Baa1	1,807
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				10,227

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.24%
4,340,000		Deere & Co	8.100	05/15/30	A2	5,052
1,575,000		John Deere Capital Corp	5.350	04/03/18	A2	1,475
10,065,000	g	Pall Corp	6.000	08/01/12	Baa1	9,714
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				16,241

INSTRUMENTS AND RELATED PRODUCTS - 0.18%
5,000,000		Beckman Coulter, Inc	6.880	11/15/11	Baa3	4,874
3,000,000		Boston Scientific Corp	6.250	11/15/15	Ba2	2,520
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,335
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,540
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				12,269

INSURANCE CARRIERS - 0.60%
2,800,000	g	Anthem Insurance Co, Inc	9.130	04/01/10	A3	2,792
3,500,000		Cincinnati Financial Corp	6.130	11/01/34	A3	2,657
3,000,000		First American Corp	5.700	08/01/14	Baa2	2,564
2,500,000	i	Hartford Life Global Funding Trusts	2.100	03/15/11	Aa3	2,088
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A1	5,334

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 1,200,000	g	Jackson National Life Global Funding	6.130%	05/30/12	A1	$1,103
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	2,007
3,300,000		Markel Corp	7.350	08/15/34	Baa2	2,237
2,000,000		Markel Corp	6.800	02/15/13	Baa2	1,767
3,208,333	g,i	Meridian Funding Co LLC	4.650	07/21/11	Baa1	2,221
5,000,000	e,g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	4,411
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	4,847
1,036,000		Protective Life Corp	4.300	06/01/13	Baa1	845
2,500,000		Protective Life Secured Trusts	4.000	04/01/11	A1	2,254
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	A1	2,334
2,500,000	g	Prudential Funding LLC	6.750	09/15/23	A1	1,954
		TOTAL INSURANCE CARRIERS				41,415

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.07%
5,000,000		Harsco Corp	5.130	09/15/13	A3	5,088
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				5,088

MISCELLANEOUS RETAIL - 0.09%
3,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,824
4,011,070	g	CVS Caremark Corp	5.300	01/11/27	Baa2	3,079
		TOTAL MISCELLANEOUS RETAIL				5,903

MOTION PICTURES - 0.11%
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	5,395
2,000,000		Time Warner, Inc	6.750	04/15/11	Baa2	1,953
		TOTAL MOTION PICTURES				7,348

NONDEPOSITORY INSTITUTIONS - 0.40%
5,000,000		American Capital Strategies Ltd	6.850	08/01/12	Baa3	2,093
5,000,000	i	American Express Credit Corp	0.590	10/04/10	A1	4,473
3,659,733		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	3,972
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	3,730
8,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	7,407
3,500,000	g	Pricoa Global Funding I	4.630	06/25/12	Aa3	3,271
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa2	2,338
		TOTAL NONDEPOSITORY INSTITUTIONS				27,284

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
2,500,000		Vulcan Materials Co	6.300	06/15/13	Baa2	2,212
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				2,212

OIL AND GAS EXTRACTION - 0.72%
3,000,000		Apache Corp	6.000	01/15/37	A3	2,909
5,000,000		Apache Corp	5.250	04/15/13	A3	5,066
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	2,677
8,500,000	g	EOG Resources Canada, Inc	4.750	03/15/14	A3	8,677
2,000,000		Equitable Resources, Inc	5.000	10/01/15	Baa1	1,749
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	1,834
5,000,000		Noble Holding International Ltd	7.380	03/15/14	Baa1	5,069
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	4,725
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	7,828
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	1,712
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	4,877
2,500,000		XTO Energy, Inc	6.380	06/15/38	Baa2	2,200
		TOTAL OIL AND GAS EXTRACTION				49,323

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

OTHER MORTGAGE BACKED - 1.38%
$ 1,721,935		Bank of America Alternative Loan Trust Series
		2004-8 (Class 3A1)	5.500%	09/25/19	NR	$1,687
2,947,484		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	NR	2,767
5,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2007-2 (Class A2)	5.630	04/10/49	NR	3,919
2,520,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-T28 (Class AJ)	5.990	09/11/42	NR	666
2,450,000	i	Commercial Mortgage Load Trust Series 2008-
		LS1 (Class A1)	6.020	12/10/49	Aaa	1,139
5,213,338		CS First Boston Mortgage Securities Corp Series
		2005-5 (Class 7A1)	6.000	07/25/35	NR	4,063
1,800,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C2 (Class A3)	5.540	01/15/49	Aaa	1,192
2,600,000		Credit Suisse Mortgage Capital Certificates
		Series 2007-C1 (Class A3)	5.380	02/15/40	Aaa	1,560
2,630,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C3 (Class AM)	5.720	06/15/39	Aaa	1,152
466,237	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-TF2A (Class A1)	1.300	10/15/21	Aaa	374
3,750,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C1 (Class AJ)	5.460	02/15/40	Aaa	932
6,889,082	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	1.390	05/15/23	Aaa	5,515
4,367,129		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	NR	3,999
3,225,000		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	NR	2,473
6,614,315		Countrywide Home Loan Mortgage Pass
		Through Trust Series 2003-35 (Class 1A1)	4.750	09/25/18	NR	6,539
3,154,318		Countrywide Home Loan Mortgage Pass
		Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	2,523
1,890,038	i	GE Capital Commercial Mortgage Corp	5.330	11/10/45	Aaa	1,126
5,000,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A2)	5.600	12/10/49	NR	3,663
9,000,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2003-CB6 (Class A2)	5.260	07/12/37	Aaa	8,158
1,925,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2008-C2 (Class AM)	6.580	02/12/51	Aaa	914
1,766,550	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-FL1A (Class A1)	1.570	07/15/19	Aaa	1,321
2,615,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-CB19 (Class AM)	5.750	02/12/49	Aaa	1,210
4,000,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-LDP7 (Class A2)	5.860	04/15/45	Aaa	3,421
3,525,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-FL1A (Class A2)	1.380	02/15/20	Aaa	2,105
2,762,874	i	Lehman Brothers Floating Rate Commercial
		Mortgage Trust Series 2006-LLFA (Class A1)	1.280	09/15/21	Aaa	2,063
592,119		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20		519
1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-C1	5.660	05/12/39	NR	1,059
2,000,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AM)	6.270	02/12/51	Aaa	939

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 1,645,209	i	Merrill Lynch Mortgage Trust Series 2005-CIP1
		(Class AM)	5.110%	07/12/38	Aaa	$981
1,485,000	i	Merrill Lynch Mortgage Trust Series 2008-C1	6.270	02/12/51	Aa2	275
3,250,000	i	Merrill Lynch Mortgage Trust Series 2008-C1	6.270	02/12/51	Aaa	870
2,515,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-8 (Class AM)	5.960	08/12/49	NR	1,175
2,015,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-9 (Class AM)	5.860	09/12/49	NR	917
5,500,000		Morgan Stanley Capital I Series 2006-IQ12	5.280	12/15/43	NR	4,506
1,211,000	i	Morgan Stanley Capital I Series 2006-HQ9	5.730	07/12/44	NR	937
4,000,000		Morgan Stanley Capital I Series 2007-HQ11	5.440	02/12/44	Aaa	2,737
2,800,000		Residential Accredit Loans, Inc Series 2005-
		QS17 (Class A1)	6.000	12/25/35	NR	1,306
3,710,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-WL7A (Class A2)	1.320	09/15/21	Aaa	2,325
4,000,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class A2)	5.420	04/15/47	Aaa	3,103
4,700,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)	5.380	12/15/43	Aaa	2,124
2,700,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-C24 (Class A3)	5.560	03/15/45	Aaa	2,118
4,298,032		Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR2 (Class 2A3)	5.106	03/25/36	NR	2,688
3,701,031		Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR4 (Class 1A1)	5.857	04/25/36	NR	2,227
		TOTAL OTHER MORTGAGE BACKED				95,287

PAPER AND ALLIED PRODUCTS - 0.03%
2,500,000		International Paper Co	7.400	06/15/14	Baa3	2,049
		TOTAL PAPER AND ALLIED PRODUCTS				2,049

PETROLEUM AND COAL PRODUCTS - 0.10%
6,500,000		Sunoco, Inc	4.880	10/15/14	Baa2	5,467
1,500,000		Valero Energy Corp	6.630	06/15/37	Baa2	1,103
		TOTAL PETROLEUM AND COAL PRODUCTS				6,570

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa2	2,075
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,075

PRIMARY METAL INDUSTRIES - 0.07%
5,000,000		Hubbell, Inc	5.950	06/01/18	A3	5,137
		TOTAL PRIMARY METAL INDUSTRIES				5,137

PRINTING AND PUBLISHING - 0.04%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	NR	2,438
		TOTAL PRINTING AND PUBLISHING				2,438

RAILROAD TRANSPORTATION - 0.16%
1,440,000		CSX Corp	6.150	05/01/37	Baa3	1,152
1,900,000		CSX Transportation, Inc	7.820	04/01/11	NR	1,961
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,415
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,241
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	336
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	336

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 335,657	g	Sea-Land Service, Inc	6.600%	01/02/11	Baa3	$337
		TOTAL RAILROAD TRANSPORTATION				10,778

SECURITY AND COMMODITY BROKERS - 0.12%
2,292,000		Charles Schwab Corp	8.050	03/01/10	A2	2,307
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,329
3,000,000	i	Goldman Sachs Capital II	5.790	12/29/49	A3	1,154
1,000,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	812
5,000,000		Jefferies Group, Inc	6.450	06/08/27	Baa1	2,923
		TOTAL SECURITY AND COMMODITY BROKERS				8,525

SOCIAL SERVICES - 0.16%
4,000,000		American National Red Cross	5.570	11/15/17	Baa1	3,950
2,000,000		American National Red Cross	5.390	11/15/12	Baa1	2,049
5,145,000		Salvation Army	5.640	09/01/26	Aa3	4,978
		TOTAL SOCIAL SERVICES				10,977

STONE, CLAY, AND GLASS PRODUCTS - 0.07%
2,500,000		3M Co	6.380	02/15/28	Aa1	2,879
1,750,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	1,303
1,000,000	e	Martin Marietta Materials, Inc	6.880	04/01/11	Baa3	955
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				5,137

TRANSPORTATION BY AIR - 0.12%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	3,003
5,000,000	i	JetBlue Airways Corp	2.600	11/15/16	Baa1	2,865
3,000,000	e	Southwest Airlines Co	5.130	03/01/17	Baa1	2,169
		TOTAL TRANSPORTATION BY AIR				8,037

TRANSPORTATION EQUIPMENT - 0.10%
5,000,000	g	Harley-Davidson Funding Corp	6.800	06/15/18	A1	2,698
3,280,305	g,m	Southern Capital Corp	5.700	06/30/23	Baa1	3,273
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,056
		TOTAL TRANSPORTATION EQUIPMENT				7,027

TRANSPORTATION SERVICES - 0.02%
1,613,444	g	GATX Corp	5.700	01/02/25	A3	1,325
		TOTAL TRANSPORTATION SERVICES				1,325

TRUCKING AND WAREHOUSING - 0.07%
1,360,000		United Parcel Service of America, Inc (Step Bond
		8.375% until 04/01/20, 7.620% until 04/01/30)	8.380	04/01/30	Aa2	1,748
2,500,000		United Parcel Service, Inc	8.380	04/01/20	Aa2	3,315
		TOTAL TRUCKING AND WAREHOUSING				5,063

WHOLESALE TRADE-DURABLE GOODS - 0.03%
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,107
		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,107

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
4,000,000		Procter & Gamble Co	4.600	01/15/14	Aa3	4,192
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,668
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,745
3,000,000		Sysco International Co	6.100	06/01/12	A1	3,174
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				16,779

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

		TOTAL CORPORATE BONDS				$759,938
		(Cost $883,548)

GOVERNMENT BONDS - 26.24%

AGENCY SECURITIES - 1.66%
$ 11,900,000		Federal Farm Credit Bank (FFCB)	2.630%	04/21/11	Aaa	12,245
5,000,000		Federal Home Loan Bank (FHLB)	3.630	09/16/11	Aaa	5,291
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250	07/16/10	Aaa	5,164
2,000,000		(FHLMC)	4.130	12/21/12	Aaa	2,118
3,000,000		(FHLMC)	3.500	05/29/13	Aaa	3,130
3,700,000		Federal National Mortgage Association (FNMA)	3.250	08/12/10	Aaa	3,832
15,000,000		(FNMA)	2.880	10/12/10	Aaa	15,472
4,000,000	j	Government Trust Certificate	0.000	04/01/21	NR	2,553
3,953,294		New Valley Generation II	5.570	05/01/20	Aaa	4,324
3,931,145		New Valley Generation III	4.930	01/15/21	Aaa	4,071
469,514	m,v	New Valley Generation III	4.690	01/15/22	Aaa	479
4,504,000		Overseas Private Investment Corp	4.050	11/15/14	NR	4,736
2,591,368		Overseas Private Investment Corp	3.420	01/15/15	NR	2,756
2,500,000	j	Overseas Private Investment Corp	0.000	07/31/11	NR	2,936
1,982,609		Overseas Private Investment Corp	5.410	12/15/11	NR	2,052
5,720,184		Overseas Private Investment Corp	3.740	04/15/15	NR	6,064
6,085,000		Private Export Funding Corp	4.970	08/15/13	Aaa	6,666
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,948
6,900,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,189
5,007,000		US Department of Housing and Urban	5.380	08/01/18	NR	5,767
6,360,653	g	US Trade Funding Corp	4.260	11/15/14	NR	6,949
		TOTAL AGENCY SECURITIES				114,742

FOREIGN GOVERNMENT BONDS - 0.97%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,536
2,750,000		Eksportfinans A/S	5.000	02/14/12	Aa1	2,875
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,861
2,000,000		European Investment Bank	4.880	02/15/36	Aaa	2,204
5,000,000		Federal Republic of Germany	3.880	06/01/10	Aaa	5,142
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	9,026
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	5,287
2,850,000		Italy Government International Bond	5.380	06/12/17	NR	3,117
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,782
5,000,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	5,372
2,500,000		Province of Ontario	3.130	09/08/10	Aa1	2,526
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,102
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	12,160
		TOTAL FOREIGN GOVERNMENT BONDS				66,990

MORTGAGE BACKED - 15.32%
4,849,817	i	Federal National Mortgage Association (FNMA)	5.260	09/01/38		4,938
4,875,095	i	(FNMA)	4.930	10/01/38		4,934
10,000,000		(FNMA)	5.000	12/01/99		10,263
10,000,000		(FNMA)	5.500	12/01/99		10,297
30,000,000		(FNMA)	5.500	12/01/99		30,750
62,000,000		(FNMA)	6.000	12/01/99		63,821
1,203,961		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,249
4,708,319		(FHLMC)	4.500	09/15/35		4,797
4,585,258	i	(FHLMC)	4.330	02/01/36		4,481

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 7,326,814	i	(FHLMC)	5.790%	07/01/36	$7,437
2,770,183	i	(FHLMC)	4.970	09/01/36	2,806
14,272,926	i	(FHLMC)	6.090	09/01/36	14,476
9,255,581	i	(FHLMC)	5.740	02/01/37	9,452
12,280,499	i	(FHLMC)	5.760	03/01/37	12,455
9,654,984	i	(FHLMC)	5.870	04/01/37	9,947
7,463,380	i	(FHLMC)	5.850	08/01/37	7,649
14,010,950	i	(FHLMC)	5.840	09/01/37	14,349
72,262		Federal Home Loan Mortgage Corp Gold	6.000	03/01/11	75
430,500		(FGLMC)	6.500	12/01/16	447
759,440		(FGLMC)	6.000	12/01/17	786
4,470,619		(FGLMC)	4.500	10/01/18	4,600
6,484,563		(FGLMC)	4.500	11/01/18	6,672
5,692,997		(FGLMC)	4.500	11/01/18	5,857
7,055,162		(FGLMC)	4.500	01/01/19	7,241
2,868,579		(FGLMC)	5.500	01/01/19	2,967
2,716,122		(FGLMC)	5.000	02/01/19	2,799
485,115		(FGLMC)	4.500	07/01/20	497
442,451		(FGLMC)	7.000	10/01/20	465
4,441,842		(FGLMC)	4.500	06/01/21	4,554
16,390,083		(FGLMC)	4.500	06/01/21	16,802
5,633,784		(FGLMC)	4.500	03/01/23	5,768
27,088		(FGLMC)	7.000	05/01/23	28
122,289		(FGLMC)	8.000	01/01/31	130
3,909,861		(FGLMC)	4.500	07/01/33	3,974
4,714,237		(FGLMC)	5.500	09/01/33	4,837
5,542,935		(FGLMC)	5.500	09/01/33	5,688
13,097,712		(FGLMC)	5.500	12/01/33	13,465
20,499,955		(FGLMC)	7.000	12/01/33	21,544
13,740,232		(FGLMC)	5.000	01/01/34	14,076
2,101,628		(FGLMC)	5.500	12/01/34	2,155
1,703,356		(FGLMC)	6.000	05/01/35	1,757
950,795		(FGLMC)	6.000	05/01/35	981
957,450		(FGLMC)	6.000	05/01/35	988
1,151,495		(FGLMC)	6.000	05/01/35	1,188
2,433,233		(FGLMC)	6.000	05/01/35	2,510
2,365,841		(FGLMC)	6.000	05/01/35	2,440
5,609,200		(FGLMC)	7.000	05/01/35	5,895
2,523,530		(FGLMC)	5.500	06/01/35	2,586
2,673,083		(FGLMC)	6.000	08/01/35	2,757
2,531,427		(FGLMC)	4.500	09/01/35	2,570
7,054,120		(FGLMC)	4.500	09/01/35	7,161
6,052,024		(FGLMC)	4.500	09/01/35	6,144
11,938,321		(FGLMC)	5.000	09/01/35	12,217
2,708,754		(FGLMC)	5.000	10/01/35	2,772
3,067,749		(FGLMC)	5.000	11/01/35	3,139
977,023		(FGLMC)	4.500	12/01/35	992
1,950,706		(FGLMC)	7.000	01/01/36	2,035
647,771		(FGLMC)	6.500	05/01/36	674
2,906,423		(FGLMC)	6.500	10/01/36	3,022
4,156,360		(FGLMC)	6.000	09/01/37	4,286
6,222,242		(FGLMC)	6.000	02/01/38	6,416
3,395,639		(FGLMC)	5.000	04/01/38	3,474
9,744,887		(FGLMC)	5.000	04/01/38	9,969
6,070,872		(FGLMC)	6.500	05/01/38	6,312
6,818,539		(FGLMC)	5.500	07/01/38	6,986

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 21,303	Federal National Mortgage Association (FNMA)	7.500%	06/01/11	$22
13,593	(FNMA)	8.000	07/01/11	14
4,319	(FNMA)	7.500	08/01/11	4
5,297	(FNMA)	7.500	09/01/11	6
527	(FNMA)	7.500	10/01/11	1
16,028	(FNMA)	7.500	10/01/11	17
3,059	(FNMA)	7.500	10/01/11	3
131,140	(FNMA)	7.000	04/01/12	136
112,438	(FNMA)	5.000	06/01/13	116
2,756,143	(FNMA)	4.440	07/01/13	2,769
3,826,078	(FNMA)	4.020	08/01/13	3,790
2,077,722	(FNMA)	4.590	05/01/14	2,096
4,239,790	(FNMA)	4.270	06/01/14	4,213
3,071,396	(FNMA)	4.530	10/01/14	3,087
9,508	(FNMA)	8.500	11/01/14	10
293,277	(FNMA)	6.500	10/01/16	305
1,198,150	(FNMA)	6.500	04/01/17	1,245
3,575,249	(FNMA)	5.000	12/01/17	3,702
523,976	(FNMA)	6.500	02/01/18	544
480,127	(FNMA)	5.500	04/01/18	497
61,305	(FNMA)	5.500	05/01/18	63
6,920,872	(FNMA)	5.500	11/01/18	7,161
4,449,832	(FNMA)	5.000	12/01/18	4,594
3,814,222	(FNMA)	5.000	01/01/19	3,938
503,138	(FNMA)	6.000	01/01/19	523
523,928	(FNMA)	6.000	02/01/19	544
600,000	(FNMA)	4.000	02/25/19	577
215,225	(FNMA)	4.500	03/01/19	221
690,496	(FNMA)	4.500	05/01/19	709
1,952,417	(FNMA)	5.000	03/01/20	2,016
2,866,492	(FNMA)	5.000	03/01/21	2,959
6,016,344	(FNMA)	4.500	03/01/23	6,158
47,184	(FNMA)	8.000	03/01/23	50
12,408,435	(FNMA)	5.000	07/01/23	12,755
285,928	(FNMA)	5.000	01/01/24	293
850,983	(FNMA)	5.500	02/01/24	876
125,247	(FNMA)	8.000	07/01/24	133
24,544,717	(FNMA)	5.000	10/01/25	25,145
524,760	(FNMA)	5.000	02/01/33	537
4,747,471	(FNMA)	4.500	03/25/33	4,851
1,010,669	(FNMA)	5.500	06/01/33	1,039
1,386,572	(FNMA)	5.500	07/01/33	1,425
2,557,568	(FNMA)	4.500	08/01/33	2,600
1,448,195	(FNMA)	5.000	08/01/33	1,482
334,069	(FNMA)	4.500	09/01/33	340
1,626,724	(FNMA)	5.000	10/01/33	1,665
1,703,707	(FNMA)	5.000	10/01/33	1,744
2,063,987	(FNMA)	5.000	11/01/33	2,113
1,869,824	(FNMA)	5.500	11/01/33	1,921
2,256,509	(FNMA)	5.500	11/01/33	2,319
2,146,048	(FNMA)	5.500	11/01/33	2,205
2,995,871	(FNMA)	5.500	11/01/33	3,078
2,614,428	(FNMA)	5.500	11/01/33	2,686
414,530	(FNMA)	5.500	12/01/33	426
624,869	(FNMA)	5.500	12/01/33	642
1,016,481	(FNMA)	5.500	12/01/33	1,045

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 1,712,333		(FNMA)	5.500%	01/01/34	$1,760
233,299		(FNMA)	7.000	01/01/34	246
702,985		(FNMA)	5.000	03/01/34	720
27,387,096		(FNMA)	5.000	03/01/34	28,034
540,497		(FNMA)	5.000	03/01/34	553
610,460		(FNMA)	5.000	03/01/34	625
1,543,957		(FNMA)	5.000	03/01/34	1,580
4,683,254		(FNMA)	5.000	04/01/34	4,791
73,041		(FNMA)	4.500	05/01/34	74
60,456		(FNMA)	4.500	05/01/34	61
1,343,645		(FNMA)	4.500	05/01/34	1,365
84,528		(FNMA)	4.500	06/01/34	86
267,862		(FNMA)	4.500	06/01/34	272
59,691		(FNMA)	4.500	06/01/34	61
66,187		(FNMA)	4.500	06/01/34	67
199,750		(FNMA)	4.500	07/01/34	203
180,228		(FNMA)	4.500	07/01/34	183
60,615		(FNMA)	4.500	07/01/34	62
109,484		(FNMA)	4.500	08/01/34	111
1,524,519		(FNMA)	4.500	08/01/34	1,549
21,449,232		(FNMA)	5.000	08/01/34	21,952
77,764		(FNMA)	4.500	09/01/34	79
12,484,263		(FNMA)	5.000	11/01/34	12,779
753,453		(FNMA)	6.000	12/01/34	778
931,090		(FNMA)	6.000	12/01/34	961
12,522,656		(FNMA)	5.500	01/01/35	12,860
3,943,291		(FNMA)	5.500	01/01/35	4,049
768,513		(FNMA)	5.500	03/01/35	789
3,104,229		(FNMA)	5.500	04/01/35	3,186
2,197,634		(FNMA)	5.500	04/01/35	2,255
2,192,386		(FNMA)	5.500	04/01/35	2,250
13,347,007		(FNMA)	4.500	05/01/35	13,568
831,317		(FNMA)	5.500	05/01/35	853
1,092,757		(FNMA)	5.500	05/01/35	1,121
554,829		(FNMA)	5.500	05/01/35	569
4,306,389		(FNMA)	5.500	05/01/35	4,420
5,028,320		(FNMA)	6.000	05/01/35	5,183
2,768,309		(FNMA)	5.500	06/01/35	2,841
3,723,353		(FNMA)	5.500	06/01/35	3,821
3,113,727		(FNMA)	5.500	06/01/35	3,196
253,342		(FNMA)	7.500	06/01/35	268
791,922		(FNMA)	6.000	07/01/35	816
6,120,139		(FNMA)	5.000	08/01/35	6,257
7,254,287		(FNMA)	5.000	09/01/35	7,417
10,708,733		(FNMA)	4.000	10/01/35	10,603
5,808,056		(FNMA)	5.000	10/01/35	5,938
11,956,577		(FNMA)	5.500	10/01/35	12,271
7,601,392		(FNMA)	5.500	11/01/35	7,801
3,048,557	i	(FNMA)	5.740	02/01/36	3,098
1,564,131		(FNMA)	6.500	02/01/36	1,626
1,235,095		(FNMA)	6.500	02/01/36	1,285
3,764,593		(FNMA)	5.500	04/01/36	3,864
8,502,355	i	(FNMA)	5.800	06/01/36	8,633
5,107,003	i	(FNMA)	5.950	07/01/36	5,223
3,757,318		(FNMA)	6.500	09/01/36	3,907
6,558,883	i	(FNMA)	5.780	12/01/36	6,704

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 4,766,103		(FNMA)	6.500%	12/01/36	$4,881
8,029,898		(FNMA)	6.500	12/01/36	8,350
30,161,725	i	(FNMA)	5.880	01/01/37	30,973
5,097,064		(FNMA)	5.000	02/01/37	5,210
7,902,134	i	(FNMA)	6.020	02/01/37	8,119
2,366,597		(FNMA)	7.000	02/01/37	2,481
6,222,747		(FNMA)	6.500	03/01/37	6,471
1,622,884		(FNMA)	7.000	04/01/37	1,701
2,157,189		(FNMA)	6.500	08/01/37	2,243
1,479,231		(FNMA)	6.500	08/01/37	1,538
2,987,259		(FNMA)	6.000	09/01/37	3,079
3,632,941		(FNMA)	6.000	09/01/37	3,744
4,014,066		(FNMA)	6.000	09/01/37	4,137
2,361,237		(FNMA)	6.000	09/01/37	2,434
1,721,933		(FNMA)	6.500	09/01/37	1,790
3,579,897		(FNMA)	6.500	09/01/37	3,722
1,085,800		(FNMA)	6.500	09/01/37	1,129
2,156,912	i	(FNMA)	5.910	10/01/37	2,289
3,080,359		(FNMA)	6.000	10/01/37	3,175
15,818,859		(FNMA)	6.500	10/01/37	16,448
6,454,729		(FNMA)	7.000	11/01/37	6,766
366,807		(FNMA)	6.500	01/01/38	381
202,808		(FNMA)	6.500	02/01/38	211
3,518,542		(FNMA)	6.500	03/01/38	3,658
1,127,814		(FNMA)	6.500	03/01/38	1,173
1,616,779		(FNMA)	6.500	03/01/38	1,681
530,585		(FNMA)	6.500	03/01/38	552
35,214,370		(FNMA)	6.500	03/01/38	36,612
1,843,837		(FNMA)	7.000	03/01/38	1,933
3,926,713		(FNMA)	7.000	03/01/38	4,116
2,440,354		(FNMA)	7.000	03/01/38	2,558
8,004		Government National Mortgage Association	8.500	10/15/09	8
2,200		(GNMA)	8.500	12/15/09	2
3,425		(GNMA)	9.000	12/15/09	3
3,788,505		(GNMA)	6.250	12/15/11	3,859
3,564,214		(GNMA)	5.220	04/15/15	3,592
116,923		(GNMA)	9.000	12/15/17	125
76,503		(GNMA)	8.000	06/15/22	81
48,645		(GNMA)	6.500	08/15/23	51
13,261		(GNMA)	6.500	08/15/23	14
14,231		(GNMA)	6.500	09/15/23	15
11,069,328		(GNMA)	4.390	08/16/30	11,168
342,619		(GNMA)	6.500	05/20/31	361
1,490,423		(GNMA)	6.000	10/20/36	1,537
1,503,175		(GNMA)	6.000	01/20/37	1,550
4,190,567		(GNMA)	6.000	12/15/37	4,331
4,275,701		(GNMA)	6.000	08/15/38	4,419
3,560,233		(GNMA)	6.000	08/20/38	3,670
48,000,000		(GNMA)	5.500	01/15/39	49,425
5,000,000		(GNMA)	6.000	01/15/39	5,158
4,990,532		(GNMA)	6.230	09/15/43	5,034
		TOTAL MORTGAGE BACKED			1,055,791

MUNICIPAL BONDS - 1.41%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,917
1,625,000		Atlanta Urban Residential Finance Authority	5.070	12/01/11	1,656

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 4,500,000		Basin Electric Power Coop	6.130%	06/01/41	$4,116
655,000		Bellevue Community Schools	4.630	05/01/10	658
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,452
3,000,000		City of Chicago IL	5.200	01/01/09	3,000
4,000,000		City of Dallas TX	5.080	02/15/22	3,688
1,500,000		City of Dallas TX	5.200	02/15/35	1,300
970,000		City of Eugene OR	6.320	08/01/22	1,005
5,000,000		City of New York NY	4.500	06/01/15	4,692
1,055,000	j	City of Oakland CA	0.000	12/15/11	806
825,000		County of Harnett NC	5.150	05/01/12	837
2,860,000		County of Mercer NJ	5.380	02/01/17	2,894
1,680,000		Douglas County Public Utility District No 1
		Wells Hydroelectric	5.110	09/01/18	1,636
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,485
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,333
2,000,000		Guadalupe Valley Electric Coop, Inc	5.670	10/01/32	1,681
1,000,000		Kansas Development Finance Authority	4.590	05/01/14	1,016
1,350,000		Kansas Development Finance Authority	4.720	05/01/15	1,366
3,580,000		LL & P Wind Energy, Inc	5.220	12/01/12	3,620
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	2,736
1,000,000		Minnesota State Municipal Power Agency	4.510	10/01/09	1,012
5,000,000		Mississippi Development Bank Special	5.320	07/01/14	4,983
2,175,000		New York City Housing Development Corp	4.660	11/01/10	2,187
2,180,000		New York State Environmental Facilities Corp	6.000	03/15/09	2,192
3,170,000		New York State Environmental Facilities Corp	4.900	12/15/11	3,236
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,394
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,614
2,050,000		State of Hawaii	4.670	05/01/14	2,096
5,570,000		State of Illinois	4.350	06/01/18	5,248
975,000		State of New Jersey	6.450	02/01/18	978
3,050,000		State of Oregon	5.030	08/01/14	3,184
3,265,000		State of Texas	4.900	08/01/20	3,122
5,660,000		State of Washington	5.050	01/01/18	5,646
1,033,000		State of Wisconsin	5.700	05/01/26	955
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,518
2,025,000		University Central Fl University Revenues	5.130	10/01/20	1,588
		TOTAL MUNICIPAL BONDS			96,847

U.S. TREASURY SECURITIES - 6.88%
65,800,000		United States Treasury Bond	8.000	11/15/21	99,769
13,700,000		United States Treasury Bond	5.250	02/15/29	18,167
8,176,000		United States Treasury Bond	5.380	02/15/31	11,234
3,550,000		United States Treasury Bond	4.500	02/15/36	4,717
6,102,000		United States Treasury Bond	5.000	05/15/37	8,841
21,665,000		United States Treasury Bond	4.380	02/15/38	29,018
5,500,000		United States Treasury Bond	4.500	05/15/38	7,507
28,875,000		United States Treasury Note	3.380	07/31/13	31,539
2,670,000		United States Treasury Note	3.130	09/30/13	2,881
47,068,000		United States Treasury Note	2.750	10/31/13	50,039
56,484,000		United States Treasury Note	2.000	11/30/13	57,949
30,270,000		United States Treasury Note	1.500	12/31/13	30,201
27,295,000		United States Treasury Note	4.750	08/15/17	32,635
32,182,000		United States Treasury Note	4.000	08/15/18	37,163
34,000,000		United States Treasury Note	3.750	11/15/18	38,489
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	13,877
		TOTAL U.S. TREASURY SECURITIES			474,026

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
		ISSUER	(000)

		TOTAL GOVERNMENT BONDS	$1,808,396
		(Cost $1,717,208)

		TOTAL BONDS	2,568,334
		(Cost $2,600,756)

SHARES		COMPANY

PREFERRED STOCKS - 0.07%

COMMUNICATIONS - 0.04%
200,000	e*	Telephone & Data Systems, Inc	3,000
		TOTAL COMMUNICATIONS	3,000

DEPOSITORY INSTITUTIONS - 0.02%
84,000	e*	Bank of America Corp	1,262
		TOTAL DEPOSITORY INSTITUTIONS	1,262

NONDEPOSITORY INSTITUTIONS - 0.01%
233,115	*	Federal Home Loan Mortgage Corp (FHLMC)	91
740,991	e*	Federal National Mortgage Association (FNMA)	615
		TOTAL NONDEPOSITORY INSTITUTIONS	706

		TOTAL PREFERRED STOCKS	4,968
		(Cost $31,519)

COMMON STOCKS - 59.61%

AMUSEMENT AND RECREATION SERVICES - 0.41%
29,300	*	Ticketmaster	188
1,234,538		Walt Disney Co	28,012
		TOTAL AMUSEMENT AND RECREATION SERVICES	28,200

APPAREL AND ACCESSORY STORES - 0.41%
74,500		American Eagle Outfitters, Inc	697
12,300	*	AnnTaylor Stores Corp	71
1,200	e	Buckle, Inc	26
2,700	*	Cache, Inc	5
3,931	e*	Casual Male Retail Group, Inc	2
14,700		Cato Corp (Class A)	222
1,800	*	Charlotte Russe Holding, Inc	12
2,500	e*	Chico's FAS, Inc	10
3,400	e	Christopher & Banks Corp	19
3,973	e*	Dress Barn, Inc	43
15,600		Fast Retailing Co Ltd	2,289
2,586		Finish Line, Inc (Class A)	15
62,792		Foot Locker, Inc	461
432,846		Gap, Inc	5,796
92,800		Hennes & Mauritz AB (B Shares)	3,691
65,390		Inditex S.A.	2,912
167,437	*	Kohl's Corp	6,061
249,990		Limited Brands, Inc	2,510
100,936	e	Nordstrom, Inc	1,343
57,644		Ross Stores, Inc	1,714

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,800	*	Shoe Carnival, Inc	$17
14,007		Stage Stores, Inc	116
		TOTAL APPAREL AND ACCESSORY STORES	28,032

APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
1,000	e	Columbia Sportswear Co	35
1,550	*	Gymboree Corp	41
19,154	e	Liz Claiborne, Inc	50
25,100		Phillips-Van Heusen Corp	505
13,858	e	Polo Ralph Lauren Corp (Class A)	629
39,038		VF Corp	2,138
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,398

AUTO REPAIR, SERVICES AND PARKING - 0.01%
57,395	*	Hertz Global Holdings, Inc	291
9,055		Ryder System, Inc	351
20,400	*	Wright Express Corp	257
		TOTAL AUTO REPAIR, SERVICES AND PARKING	899

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
2,050		Advance Auto Parts	69
26,904	e*	Autozone, Inc	3,752
56,036	e*	Carmax, Inc	442
11,532	*	Copart, Inc	313
436,492		Inchcape plc	231
3,300	*	Rush Enterprises, Inc (Class A)	28
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,835

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.62%
16,210	e	Fastenal Co	565
1,169,748		Home Depot, Inc	26,928
723,901		Lowe's Cos, Inc	15,578
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	43,071

BUSINESS SERVICES - 3.20%
158,800	*	3Com Corp	362
39,141	*	3D Systems Corp	311
2,000		ABM Industries, Inc	38
600	e*	Acacia Research (Acacia Technologies)	2
33,058		Adecco S.A.	1,132
4,500		Administaff, Inc	98
258,394	*	Adobe Systems, Inc	5,501
20,700		Aircastle Ltd	99
63,481	*	Akamai Technologies, Inc	958
28,941	e*	Alliance Data Systems Corp	1,347
225,855	*	Art Technology Group, Inc	436
85,518	*	Autodesk, Inc	1,680
582,903		Automatic Data Processing, Inc	22,931
2,200	e*	Avocent Corp	39
8,400	e*	Blackboard, Inc	220
22,202	*	Blue Coat Systems, Inc	187
110,232	*	BMC Software, Inc	2,966
75,000	e*	BPZ Energy, Inc	480
2,370		Brink's Co	64
3,170	*	Brink's Home Security Holdings, Inc	70

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
29,010	e*	Cerner Corp	$1,115
29,200	e*	Ciber, Inc	140
69,094	*	Citrix Systems, Inc	1,629
67,618	e*	Cogent, Inc	918
4,800	e	Cognex Corp	71
89,838	*	Compuware Corp	606
60,267	*	COMSYS IT Partners, Inc	135
12,200	*	CSG Systems International, Inc	213
82,923		Dassault Systemes S.A.	3,726
12,600		Deluxe Corp	188
43,241	e*	DivX, Inc	226
57,956	e*	DST Systems, Inc	2,201
93,400	e*	Earthlink, Inc	631
459,126	*	eBay, Inc	6,409
2,200	e*	Eclipsys Corp	31
1,200		Equifax, Inc	32
118,983	*	Expedia, Inc	980
207,857		Experian Group Ltd	1,291
24,000	e	Fair Isaac Corp	405
54,216	e*	FalconStor Software, Inc	151
573,000		Fujitsu Ltd	2,786
5,643	e*	Gartner, Inc	101
74,248		Gevity HR, Inc	112
86,066	*	Google, Inc (Class A)	26,478
62,958		Hays plc	63
2,800	*	Hudson Highland Group, Inc	9
2,600	*	iGate Corp	17
122,601		IMS Health, Inc	1,859
75,877	*	Informatica Corp	1,042
208,450	e	Innovative Solutions & Support, Inc	823
12,000		Interactive Data Corp	296
42,117	e*	Internap Network Services Corp	105
18,532	*	Interwoven, Inc	234
163,363	*	Intuit, Inc	3,886
43,824	e*	Ipass, Inc	53
51,072	e*	Iron Mountain, Inc	1,263
50,890	e	Jack Henry & Associates, Inc	988
45,100		JSR Corp	507
3,011	*	Kforce, Inc	23
39,506	e*	Lamar Advertising Co (Class A)	496
91,500	*	Lawson Software, Inc	434
53,370	e*	Lionbridge Technologies	67
24,926	*	Liquidity Services, Inc	208
24,316		Manpower, Inc	827
40,415	e	Marchex, Inc (Class B)	236
49,167	*	Mentor Graphics Corp	254
3,396,605		Microsoft Corp	66,030
40,747	*	ModusLink Global Solutions, Inc	118
394,216	e*	MoneyGram International, Inc	398
70,842	e*	Monster Worldwide, Inc	857
5,200	*	MPS Group, Inc	39
75,449	e*	Network Equipment Technologies, Inc	217
165,999		NIC, Inc	764
267,173	*	Novell, Inc	1,039
75,058	e*	Nuance Communications, Inc	778
274,014		Omnicom Group, Inc	7,376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
8,600	e*	Omniture, Inc	$92
3,300	e*	Online Resources Corp	16
36,260	*	Parametric Technology Corp	459
16,200		Pegasystems, Inc	200
1,500	*	Progress Software Corp	29
112,997	e*	Radisys Corp	625
75,439	*	RealNetworks, Inc	266
89,858	*	Red Hat, Inc	1,188
82,456	e	Robert Half International, Inc	1,717
54,977	*	S1 Corp	434
43,165	e*	Salesforce.com, Inc	1,382
92,740	*	Sapient Corp	412
51,100		Secom Co Ltd	2,637
51,141	e*	Smith Micro Software, Inc	284
28,120	*	SonicWALL, Inc	112
222,719	e*	Sonus Networks, Inc	352
445,801	*	Sun Microsystems, Inc	1,703
20,600	e*	Sybase, Inc	510
547,820	*	Symantec Corp	7,407
24,300	e*	SYNNEX Corp	275
1,700	e	Syntel, Inc	39
17,284	*	TeleTech Holdings, Inc	144
147,800	*	TIBCO Software, Inc	767
63,669	*	TNS, Inc	598
165,282		Total System Services, Inc	2,314
29,020	*	TradeStation Group, Inc	187
15,133	e*	Ultimate Software Group, Inc	221
31,867		United Online, Inc	193
32,414	e*	Vasco Data Security International	335
2,100		Viad Corp	52
63,938	e*	VirnetX Holding Corp	91
201,752		Visa, Inc (Class A)	10,582
1,500	*	Vocus, Inc	27
2,100	e*	Volt Information Sciences, Inc	15
683,960		WPP plc	3,958
		TOTAL BUSINESS SERVICES	220,425

CHEMICALS AND ALLIED PRODUCTS - 8.73%
1,400	e*	Acadia Pharmaceuticals, Inc	1
22,000		Agrium, Inc	739
80,702		Air Liquide	7,342
286,251		Air Products & Chemicals, Inc	14,390
4,570		Alberto-Culver Co	112
24,880	e*	Alexion Pharmaceuticals, Inc	900
81,611	e*	Alexza Pharmaceuticals, Inc	259
13,974	*	Alkermes, Inc	149
1,400	e*	Alnylam Pharmaceuticals, Inc	35
500	e*	AMAG Pharmaceuticals, Inc	18
629,730	*	Amgen, Inc	36,367
14,752	e*	Arena Pharmaceuticals, Inc	62
4,001	*	Array Biopharma, Inc	16
10,000		Asahi Kasei Corp	44
178,700		Astellas Pharma, Inc	7,315
273,796		AstraZeneca plc	11,050
21,108	e*	Auxilium Pharmaceuticals, Inc	600
144,873		Avery Dennison Corp	4,742

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
174,996		Avon Products, Inc	$4,205
1,200		Balchem Corp	30
35,242	e*	Biodel, Inc	170
150,455	*	Biogen Idec, Inc	7,166
51,827	e*	BioMarin Pharmaceuticals, Inc	923
46,011	e*	BioMimetic Therapeutics, Inc	424
1,177,779		Bristol-Myers Squibb Co	27,383
36,600	e*	Calgon Carbon Corp	562
12,960	*	Caraco Pharmaceutical Laboratories Ltd	77
19,166	e*	Cell Genesys, Inc	4
131,400		Chugai Pharmaceutical Co Ltd	2,554
5,845		Church & Dwight Co, Inc	328
55,671		Clorox Co	3,093
353,374		Colgate-Palmolive Co	24,220
17,881	e*	Cypress Bioscience, Inc	122
236,200		Daiichi Sankyo Co Ltd	5,586
77,374	e*	Dendreon Corp	354
251,617	e*	Durect Corp	853
243,552		Ecolab, Inc	8,561
91,900		Eisai Co Ltd	3,835
685,270		Eli Lilly & Co	27,596
4,012	e	Estee Lauder Cos (Class A)	124
5,471	*	Facet Biotech Corp	52
327,890	*	Genentech, Inc	27,185
151,165	*	Genzyme Corp	10,033
22,156	e*	Geron Corp	104
506,042	*	Gilead Sciences, Inc	25,879
75,227		H.B. Fuller Co	1,212
165,170		Henkel KGaA	5,175
60,776	e*	Human Genome Sciences, Inc	129
34,223	e*	Idexx Laboratories, Inc	1,235
21,085	*	Immucor, Inc	560
22,086		Innophos Holdings, Inc	438
34,703	e*	Inverness Medical Innovations, Inc	656
31,878	*	Life Technologies Corp	743
205,525	e*	Javelin Pharmaceuticals, Inc	257
1,196,929		Johnson & Johnson	71,612
176,000		Kao Corp	5,346
17,500		Kuraray Co Ltd	137
38,274		Linde AG.	3,212
64,085		L'Oreal S.A.	5,550
47,413		Lubrizol Corp	1,725
38,348	*	Medarex, Inc	214
21,256		Minerals Technologies, Inc	869
234,000		Mitsubishi Chemical Holdings Corp	1,037
47,300	e	Nalco Holding Co	546
71,281	e*	Neurocrine Biosciences, Inc	228
344,743		Novartis AG.	17,265
58,514	e*	Noven Pharmaceuticals, Inc	644
125,635		Novo Nordisk AS (Class B)	6,481
6,700		Novozymes AS (B Shares)	537
1,500	e*	OraSure Technologies, Inc	6
31,300	*	Par Pharmaceutical Cos, Inc	420
27,361	e	PDL BioPharma, Inc	169
78,249	e	Perrigo Co	2,528
2,400	e*	PetMed Express, Inc	42

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
21,168	e*	Pharmasset, Inc	$278
29,744	e*	PharMerica Corp	466
73,809	e*	Pozen, Inc	372
135,456		PPG Industries, Inc	5,747
324,774		Praxair, Inc	19,279
70,317	*	Prestige Brands Holdings, Inc	742
1,251,239		Procter & Gamble Co	77,352
27,366	e*	Progenics Pharmaceuticals, Inc	282
130,956		Reckitt Benckiser Group plc	4,854
105,895		Roche Holding AG.	16,394
228,084		Rohm & Haas Co	14,093
68,914		RPM International, Inc	916
58,884	e*	Salix Pharmaceuticals Ltd	520
759,587		Schering-Plough Corp	12,936
34,028		Sensient Technologies Corp	813
28,843	*	Sepracor, Inc	317
102,500		Shin-Etsu Chemical Co Ltd	4,731
145,000		Shionogi & Co Ltd	3,745
195,000		Shiseido Co Ltd	4,010
147,118	e	Sigma-Aldrich Corp	6,214
3,300		Solvay S.A.	243
309,000		Sumitomo Chemical Co Ltd	1,059
47,726	e*	SuperGen, Inc	91
223,000		Toray Industries, Inc	1,135
213,000		UBE Industries Ltd	598
5,900	*	United Therapeutics Corp	369
18,375	e*	USANA Health Sciences, Inc	629
41,400		Valspar Corp	749
26,431	e*	Vertex Pharmaceuticals, Inc	803
712,750		Wyeth	26,735
20,900		Yara International ASA	460
44,333	e*	Zymogenetics, Inc	133
		TOTAL CHEMICALS AND ALLIED PRODUCTS	601,602

COMMUNICATIONS - 2.92%
148,096	e	Alaska Communications Systems Group, Inc	1,389
284,146	*	American Tower Corp (Class A)	8,331
1,160	e*	Anixter International, Inc	35
63,000		BCE, Inc	1,282
42,282		Belgacom S.A.	1,606
87,173	*	Centennial Communications Corp (Class A)	703
7,639	e	CenturyTel, Inc	209
14,900	*	Cincinnati Bell, Inc	29
94,200	e*	Cox Radio, Inc (Class A)	566
258,557	*	Crown Castle International Corp	4,545
525,651	e*	DIRECTV Group, Inc	12,043
180,893		Embarq Corp	6,505
33,529	e	Entercom Communications Corp (Class A)	41
272,620	e*	Entravision Communications Corp (Class A)	425
11,587	e*	Equinix, Inc	616
346,475	e	Fairpoint Communications, Inc	1,136
699,695	e*	FiberTower Corp	112
22,077	e	Fisher Communications, Inc	456
942,410	e	Frontier Communications Corp	8,237
381,268	e	Gray Television, Inc	153
16,940	e	Hearst-Argyle Television, Inc	103

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
89,751	e*	IAC/InterActiveCorp	$1,412
266,650	e*	ICO Global Communications Holdings Ltd	301
21,459	*	iPCS, Inc	147
1,212,477		ITV plc	693
874		KDDI Corp	6,241
65,574	e*	Leap Wireless International, Inc	1,763
266,625	e*	Liberty Global, Inc (Class A)	4,245
261,463	e*	Liberty Media Corp - Capital (Series A)	1,231
487,176	*	Liberty Media Corp - Entertainment (Series A)	8,516
436,006	*	Liberty Media Holding Corp (Interactive A)	1,360
250,634	e*	Lin TV Corp (Class A)	273
3,400	e*	Lodgenet Entertainment Corp	2
29,120	e*	Mediacom Communications Corp (Class A)	125
121,822	e*	MetroPCS Communications, Inc	1,809
18,050	*	NeuStar, Inc (Class A)	345
91,232	*	NII Holdings, Inc (Class B)	1,659
5,500		NTELOS Holdings Corp	136
5,186		NTT DoCoMo, Inc	10,208
194,090		Portugal Telecom SGPS S.A.	1,638
46,400		Rogers Communications, Inc (Class B)	1,375
104,404	e	Scripps Networks Interactive (Class A)	2,297
36,600		Shaw Communications, Inc (B Shares)	641
1,471,346	*	Sprint Nextel Corp	2,693
82,185	e	SureWest Communications	939
23,851		Swisscom AG.	7,737
17,333	e*	Switch & Data Facilities Co, Inc	128
49,774	*	Syniverse Holdings, Inc	594
997,156		Telecom Corp of New Zealand Ltd	1,334
2,090,407		Telecom Italia S.p.A.	3,439
2,262,258		Telecom Italia S.p.A.	2,576
29,563		TeliaSonera AB	149
9,700		TELUS Corp	274
23,300	e*	Terremark Worldwide, Inc	91
105,813	e*	TerreStar Corp	42
314,678	*	Time Warner Cable, Inc (Class A)	6,750
78,654	e*	TiVo, Inc	563
1,410,734		Verizon Communications, Inc	47,824
504,781	*	Viacom, Inc (Class B)	9,621
8,059,830		Vodafone Group plc	16,107
635,068		Windstream Corp	5,843
		TOTAL COMMUNICATIONS	201,643

DEPOSITORY INSTITUTIONS - 4.64%
3,564	e	Associated Banc-Corp	75
316,316		Australia & New Zealand Banking Group Ltd	3,372
833,789		Banco Bilbao Vizcaya Argentaria S.A.	10,331
209,409	*	Banco Comercial Portugues S.A.	237
152,157		Banco Espirito Santo S.A.	1,415
2,068,912		Bank of America Corp	29,130
15,936		Bank of Hawaii Corp	720
31,700		Bank of Montreal	802
600,573		Bank of New York Mellon Corp	17,014
185,800		Bank of Nova Scotia	5,013
34,713	e	BankAtlantic Bancorp Inc (Class A)	201
488,544	e	BB&T Corp	13,415
700		BOK Financial Corp	28

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
32,600		Canadian Imperial Bank of Commerce/Canada	$1,349
27,201	e	City National Corp	1,325
107,800	e	Colonial Bancgroup, Inc	223
110,404	e	Comerica, Inc	2,192
317,788	m	Commonwealth Bank of Australia	6,403
2,000	e	Community Bank System, Inc	49
143,286		Dexia	637
39,100		DNB NOR Holding ASA	155
2,300	e*	Euronet Worldwide, Inc	27
545,530	e	Fifth Third Bancorp	4,506
130,232	e,h	First Horizon National Corp	1,377
6,872	e	First Midwest Bancorp, Inc	137
214,387	e*	Flagstar Bancorp, Inc	152
180,978	m,v*	Fortis	-	^
22,979	e	Fulton Financial Corp	221
139,200		Hang Seng Bank Ltd	1,827
1,662,387		HSBC Holdings plc	15,822
177,655		Hudson City Bancorp, Inc	2,835
562,389		ING Groep NV	6,190
1,147		International Bancshares Corp	25
221,000		Joyo Bank Ltd	1,257
338,763	e	Keycorp	2,886
924,023	v*	Lloyds TSB Group plc	-	^
2,125,659		Lloyds TSB Group plc	3,851
93,885	e	M&T Bank Corp	5,390
187,093	e	Marshall & Ilsley Corp	2,552
39,426	*	Metavante Technologies, Inc	635
2,072	v	Mizuho Financial Group, Inc	5,890
288,339		National Australia Bank Ltd	4,195
160,300	e	New York Community Bancorp, Inc	1,917
20,699	e	NewAlliance Bancshares, Inc	273
126,370		Northern Trust Corp	6,589
19,938	e	Old National Bancorp	362
90	e	Pacific Capital Bancorp	2
27,020	e	People's United Financial, Inc	482
312,235		PNC Financial Services Group, Inc	15,299
80,514		Popular, Inc	415
49,919		Provident Financial Services, Inc	764
553,476		Regions Financial Corp	4,406
1,628	v	Resona Holdings, Inc	2,408
235,010		Royal Bank of Canada	6,872
3,812,633		Royal Bank of Scotland Group plc	2,708
1,000	e	S&T Bancorp, Inc	35
723,000		Shinsei Bank Ltd	1,144
416,200		Shizuoka Bank Ltd	4,837
16,852	e	South Financial Group, Inc	73
342,133	*	Sovereign Bancorp, Inc	1,020
205,715		State Street Corp	8,091
451,900		Sumitomo Trust & Banking Co Ltd	2,671
324,401		SunTrust Banks, Inc	9,583
20,725	e*	SVB Financial Group	544
250,210		Svenska Handelsbanken (A Shares)	4,138
122,904	e	Synovus Financial Corp	1,020
107,811		Toronto-Dominion Bank	3,795
214,670	e	UCBH Holdings, Inc	1,477
2,097,886		UniCredito Italiano S.p.A	5,334

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,084,441		US Bancorp	$27,122
309	e	W Holding Co, Inc	3
3,378		Washington Federal, Inc	51
2,724	e	Webster Financial Corp	38
1,549,728		Wells Fargo & Co	45,686
525,944		Westpac Banking Corp	6,223
1,700	e	Whitney Holding Corp	27
15,506	e	Zions Bancorporation	380
		TOTAL DEPOSITORY INSTITUTIONS	319,650

EATING AND DRINKING PLACES - 0.66%
35,220	e*	AFC Enterprises	165
7,343	e	Bob Evans Farms, Inc	150
4,000		CKE Restaurants, Inc	35
476,283		Compass Group plc	2,355
109,941		Darden Restaurants, Inc	3,098
1,346	e	DineEquity, Inc	15
3,400	e*	Domino's Pizza, Inc	16
620,450		McDonald's Corp	38,586
12,376		O'Charleys, Inc	25
14,928	e*	Sonic Corp	182
5,700	e*	Steak N Shake Co	34
195,338	e	Wendy's/Arby's Group, Inc (Class A)	965
		TOTAL EATING AND DRINKING PLACES	45,626

EDUCATIONAL SERVICES - 0.03%
29,600		Benesse Corp	1,295
700	e*	Corinthian Colleges, Inc	11
900		DeVry, Inc	52
4,227	e*	ITT Educational Services, Inc	402
		TOTAL EDUCATIONAL SERVICES	1,760

ELECTRIC, GAS, AND SANITARY SERVICES - 4.20%
503,751	*	AES Corp	4,151
153,796		AGL Resources, Inc	4,821
132,829		Alliant Energy Corp	3,876
1,000		American States Water Co	33
114,076		Aqua America, Inc	2,349
155,689		Atmos Energy Corp	3,690
278,762		Avista Corp	5,402
2,700		California Water Service Group	125
130,506	*	Calpine Corp	950
229,747		Centerpoint Energy, Inc	2,899
22,932		Central Vermont Public Service Corp	547
1,490,755		Centrica plc	5,701
18,660	e	CH Energy Group, Inc	959
175,149	e*	Clean Energy Fuels Corp	1,058
308,609		Cleco Corp	7,045
560,000		CLP Holdings Ltd	3,801
432,975	e	Consolidated Edison, Inc	16,856
80,009		Contact Energy Ltd	343
69,171	e	Crosstex Energy, Inc	270
190,264		Edison International	6,111
609,268		El Paso Corp	4,771
64,800		Enbridge, Inc	2,077

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
780,452		Enel S.p.A.	$5,027
42,294		Energen Corp	1,240
228,805		FPL Group, Inc	11,516
93,963		Gas Natural SDG S.A.	2,557
334,824	e	Hawaiian Electric Industries, Inc	7,413
916,500		Hong Kong & China Gas Ltd	1,384
80,000		Hong Kong Electric Holdings Ltd	449
1,064,346		Iberdrola S.A.	9,922
277,577	e	Idacorp, Inc	8,175
764,759		International Power plc	2,642
8,400		ITC Holdings Corp	367
30,434		Laclede Group, Inc	1,425
67,199		MGE Energy, Inc	2,218
221,047	e	National Fuel Gas Co	6,925
705,443		National Grid plc	6,937
28,000	e	New Jersey Resources Corp	1,102
95,683	e	Nicor, Inc	3,324
716,976		NiSource, Inc	7,865
155,648		Northeast Utilities	3,745
24,397	e	Northwest Natural Gas Co	1,079
153,852	e*	NRG Energy, Inc	3,589
123,489	e	NSTAR	4,506
53,193		Oest Elektrizitatswirts AG. (Class A)	2,459
441,532		OGE Energy Corp	11,383
113,286		Oneok, Inc	3,299
710,000		Osaka Gas Co Ltd	3,283
732,975		Pepco Holdings, Inc	13,018
156,050		PG&E Corp	6,041
140,164		Piedmont Natural Gas Co, Inc	4,439
95,075		Pinnacle West Capital Corp	3,055
254,006		PPL Corp	7,795
193,265		Public Power Corp	3,100
224,680		Public Service Enterprise Group, Inc	6,554
235,357		Questar Corp	7,694
147,035	e	Resource America, Inc (Class A)	588
350,395		Scottish & Southern Energy plc	6,131
141,380		Sempra Energy	6,027
409,054		NV Energy, Inc	4,046
28,831	e	SJW Corp	863
63,000		Snam Rete Gas S.p.A.	352
67,898		South Jersey Industries, Inc	2,706
26,519		Southwest Gas Corp	669
3,300	e	Southwest Water Co	11
425,940	e	TECO Energy, Inc	5,260
152,100		Tohoku Electric Power Co, Inc	4,114
651,000		Tokyo Gas Co Ltd	3,300
56,764		UGI Corp	1,386
28,742	e	UIL Holdings Corp	863
82,556	e	WGL Holdings, Inc	2,699
474,650		Williams Cos, Inc	6,873
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	289,250

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.10%
223,172	*	Adaptec, Inc	736
38,375	*	Advanced Energy Industries, Inc	382
281,681	e*	Advanced Micro Devices, Inc	608

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,655	e*	American Superconductor Corp	$43
202,272		Ametek, Inc	6,111
22,178	e*	Anadigics, Inc	33
34,000	*	Avnet, Inc	619
25,674	e	Baldor Electric Co	458
18,000	*	Benchmark Electronics, Inc	230
2,795,905	*	Cisco Systems, Inc	45,573
65,729	e*	Conexant Systems, Inc	45
42,630	e*	Cree, Inc	677
7,400		CTS Corp	41
19,000	e*	Dolby Laboratories, Inc (Class A)	622
3,605	e*	DTS, Inc	66
71,999		Eaton Corp	3,579
9,225	e*	Energy Conversion Devices, Inc	233
368,618		Ericsson (LM) (B Shares)	2,874
46	e*	Evergreen Solar, Inc	-	^
611,470	e*	Finisar Corp	232
21,830	e*	First Solar, Inc	3,012
64,399		Gamesa Corp Tecnologica S.A.	1,174
65,154	*	GrafTech International Ltd	542
13,100	e*	Greatbatch, Inc	347
14,175	e	Harman International Industries, Inc	237
69,668	*	Harmonic, Inc	391
1,200	*	Hittite Microwave Corp	35
54,455	e*	Hutchinson Technology, Inc	189
35,700		Ibiden Co Ltd	740
2,902,889		Intel Corp	42,556
23,012	*	InterDigital, Inc	633
349,878		Koninklijke Philips Electronics NV	6,726
28,300		Kyocera Corp	2,049
11,300	e	Lincoln Electric Holdings, Inc	575
1,068	*	Littelfuse, Inc	18
61,853	e*	Loral Space & Communications, Inc	899
294,163	*	LSI Logic Corp	968
226,000		Matsushita Electric Industrial Co Ltd	2,778
14,183	*	Mattson Technology, Inc	20
30,404	e*	Medis Technologies Ltd	14
355,842	e*	Micron Technology, Inc	939
67,684	*	Microtune, Inc	138
1,180,569		Motorola, Inc	5,230
23,600		Murata Manufacturing Co Ltd	925
156,806	*	NetApp, Inc	2,191
26,100		Nidec Corp	1,021
36,300		Nitto Denko Corp	695
475,215		Nokia Oyj	7,457
163,771	*	ON Semiconductor Corp	557
69,596	*	Oplink Communications, Inc	599
40,673		Plantronics, Inc	537
49,860	*	Polycom, Inc	674
15,700	e*	Power-One, Inc	19
227,544	e*	Powerwave Technologies, Inc	114
28,866	*	Q-Cells AG.	1,079
60,206	*	QLogic Corp	809
856,767		Qualcomm, Inc	30,698
74,722	e*	Quantum Fuel Systems Technologies Worldwide,	63
58,731	e*	RF Micro Devices, Inc	46

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
62,000		Ricoh Co Ltd	$795
2,400		Rohm Co Ltd	121
683,000	*	Sanyo Electric Co Ltd	1,278
46,000		Sharp Corp	332
109,628	*	Silicon Storage Technology, Inc	251
2,200,983	e*	Sirius XM Radio, Inc	264
66,239	*	Skyworks Solutions, Inc	367
99,900		Sony Corp	2,185
349,173		STMicroelectronics NV	2,320
21,625	e*	Sunpower Corp (Class A)	800
84,452	*	Sycamore Networks, Inc	227
145,266	e*	Symmetricom, Inc	574
19,183	e*	Synaptics, Inc	318
26,000		TDK Corp	961
36,103	*	Tekelec	482
41,209		Teleflex, Inc	2,065
197,426	*	Tellabs, Inc	813
8,100	*	Tessera Technologies, Inc	96
849,087		Texas Instruments, Inc	13,178
52,499	*	Thomas & Betts Corp	1,261
126,305	*	Triquint Semiconductor, Inc	434
11,800	e*	TTM Technologies, Inc	61
99,157	e*	Utstarcom, Inc	183
74,252	e*	Valence Technology, Inc	135
2,600	e	Vicor Corp	17
23,590	*	Volterra Semiconductor Corp	169
14,226	e	Whirlpool Corp	588
113,178		Xilinx, Inc	2,017
6,400	e*	Zoltek Cos, Inc	58
19,389	e*	Zoran Corp	132
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	213,338

ENGINEERING AND MANAGEMENT SERVICES - 0.45%
27,162	e*	Amylin Pharmaceuticals, Inc	295
61,621	e*	Ariad Pharmaceuticals, Inc	52
86,959		Capita Group plc	923
2,000		CDI Corp	26
28,175	*	Celera Corp	314
162,385	*	Celgene Corp	8,977
5,300		Corporate Executive Board Co	117
13,718	e*	CV Therapeutics, Inc	126
18,735	e	Diamond Management & Technology	79
3,100	*	Gen-Probe, Inc	133
44,233	*	Hewitt Associates, Inc (Class A)	1,255
98,416	e*	Incyte Corp	373
59,590	e*	Isis Pharmaceuticals, Inc	845
49,000		JGC Corp	733
1,400		Landauer, Inc	103
15,200	*	Navigant Consulting, Inc	241
3,000	e*	Omnicell, Inc	37
202,751		Paychex, Inc	5,328
124,912		Quest Diagnostics, Inc	6,484
25,743	e*	Regeneron Pharmaceuticals, Inc	473
622,805	e*	Rentech, Inc	423
27,272	e*	Savient Pharmaceuticals, Inc	158
1,289,500		SembCorp Industries Ltd	2,076

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
38,330	*	Tetra Tech, Inc	$926
40,770	e*	VCA Antech, Inc	810
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	31,307

FABRICATED METAL PRODUCTS - 0.44%
18,400		Aptargroup, Inc	648
93,959	e	Commercial Metals Co	1,115
41,047	e	Dynamic Materials Corp	793
3,991	*	Geberit AG.	432
22,906		Gulf Island Fabrication, Inc	330
565,559		Illinois Tool Works, Inc	19,823
2,300	e	Insteel Industries, Inc	26
29,885		Pentair, Inc	707
34,002		Quanex Building Products Corp	319
21,196		Snap-On, Inc	835
85,926		Stanley Works	2,930
109,300		Toyo Seikan Kaisha Ltd	1,895
6,200	e	Valmont Industries, Inc	380
		TOTAL FABRICATED METAL PRODUCTS	30,233

FOOD AND KINDRED PRODUCTS - 2.23%
221,515		Campbell Soup Co	6,648
192,414		Coca Cola Hellenic Bottling Co S.A.	2,782
1,670		Corn Products International, Inc	48
550,354		CSR Ltd	675
337,725		General Mills, Inc	20,517
137,639		Groupe Danone	8,261
273,696		H.J. Heinz Co	10,291
11,640	*	Hansen Natural Corp	390
141,054	e	Hershey Co	4,900
25,150		J.M. Smucker Co	1,090
369,975		Kellogg Co	16,223
942,758		Kraft Foods, Inc (Class A)	25,313
10,103		Lancaster Colony Corp	347
1,600		Lance, Inc	37
17,347		McCormick & Co, Inc	553
808,709		PepsiCo, Inc	44,293
2,066	*	Ralcorp Holdings, Inc	121
338,842		Sara Lee Corp	3,317
10,156	e	Tootsie Roll Industries, Inc	260
291,889		Unilever plc	6,626
32,600		Yakult Honsha Co Ltd	698
		TOTAL FOOD AND KINDRED PRODUCTS	153,390

FOOD STORES - 0.44%
202,016		Carrefour S.A.	7,728
2,301	e*	Great Atlantic & Pacific Tea Co, Inc	14
54,500		Jeronimo Martins SGPS S.A.	301
2,488		Kesko Oyj (B Shares)	63
75,357		Koninklijke Ahold NV	921
261,933		Safeway, Inc	6,226
454,851	*	Starbucks Corp	4,303
64,863		Supervalu, Inc	947
1,282,676		Tesco plc	6,639
26,181	e	Whole Foods Market, Inc	247

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,600	*	Winn-Dixie Stores, Inc	$42
140,757		Woolworths Ltd	2,617
		TOTAL FOOD STORES	30,048

FORESTRY - 0.06%
140,213		Weyerhaeuser Co	4,292
		TOTAL FORESTRY	4,292

FURNITURE AND FIXTURES - 0.25%
8,629		Herman Miller, Inc	112
67,537	e	Hill-Rom Holdings, Inc	1,112
23,219	e	HNI Corp	368
561,099		Johnson Controls, Inc	10,189
28,663	e*	Kinetic Concepts, Inc	550
100,084	e	Leggett & Platt, Inc	1,520
301,259		Masco Corp	3,353
9,700		Tempur-Pedic International, Inc	69
		TOTAL FURNITURE AND FIXTURES	17,273

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
119,825	e*	Bed Bath & Beyond, Inc	3,046
143,006		Best Buy Co, Inc	4,020
22,000	*	GameStop Corp (Class A)	476
2,200	e	Haverty Furniture Cos, Inc	21
29,641		RadioShack Corp	354
12,600		Williams-Sonoma, Inc	99
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	8,016

GENERAL BUILDING CONTRACTORS - 0.18%
18,300		ACS Actividades Cons y Servicios S.A.	850
301	e*	Avatar Holdings, Inc	8
3,524	e	Brookfield Homes Corp	15
47,708		Centex Corp	508
21,700		Daito Trust Construction Co Ltd	1,139
9,000		Daiwa House Industry Co Ltd	88
41,712	e*	Hovnanian Enterprises, Inc (Class A)	72
49,042	e	Lennar Corp (Class A)	425
30,753	e	M/I Homes, Inc	324
20,000		Obayashi Corp	120
17,644		Persimmon plc	58
26,000		Shimizu Corp	153
93,672	e*	Standard-Pacific Corp	167
52,100	*	Toll Brothers, Inc	1,116
175,410		Vinci S.A.	7,315
		TOTAL GENERAL BUILDING CONTRACTORS	12,358

GENERAL MERCHANDISE STORES - 0.78%
17,000		Aeon Co Ltd	171
353,244		Costco Wholesale Corp	18,545
117,324		JC Penney Co, Inc	2,311
400,000		Kintetsu Corp	1,840
99,836		Macy's, Inc	1,033
48,900		Odakyu Electric Railway Co Ltd	431
45,327		PPR	2,936
10,500	*	Retail Ventures, Inc	37

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
3,300	e*	Stein Mart, Inc	$4
569,543		Target Corp	19,666
279,804		TJX Cos, Inc	5,756
139,000		Tokyu Corp	701
		TOTAL GENERAL MERCHANDISE STORES	53,431

HEALTH SERVICES - 0.19%
10,800	*	Amsurg Corp	252
4,670	*	Corvel Corp	103
29,297	e*	Edwards Lifesciences Corp	1,610
110,544	*	Five Star Quality Care, Inc	169
20,090	*	Healthways, Inc	231
86,998	e*	Laboratory Corp of America Holdings	5,604
60,942	e	LCA-Vision, Inc	250
14,220	*	LHC Group, Inc	512
48,240	e*	LifePoint Hospitals, Inc	1,102
229,203	e*	Nektar Therapeutics	1,274
46,947	*	Nighthawk Radiology Holdings, Inc	228
25,500	*	Mednax, Inc	808
41,800	e*	Psychiatric Solutions, Inc	1,164
		TOTAL HEALTH SERVICES	13,307

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.11%
164,393		Abertis Infraestructuras S.A.	2,946
44,300		Bouygues S.A.	1,860
77,343	*	Foster Wheeler Ltd	1,808
36,587	*	LB Foster Co (Class A)	1,145
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	7,759

HOLDING AND OTHER INVESTMENT OFFICES - 0.87%
2,476		Acadia Realty Trust	35
302,228		Annaly Mortgage Management, Inc	4,796
97,200		Anworth Mortgage Asset Corp	625
133,398	e	Ashford Hospitality Trust, Inc	153
28,327	e	AvalonBay Communities, Inc	1,716
1,500		BioMed Realty Trust, Inc	18
52,792	e	Boston Properties, Inc	2,904
600		Brandywine Realty Trust	5
63,200		Brookfield Asset Management, Inc	950
3,200	e	Capital Lease Funding, Inc	5
1,200	e	Capital Trust, Inc (Class A)	4
56,400		Capstead Mortgage Corp	607
6,414		Cedar Shopping Centers, Inc	45
3,360	e	Cherokee, Inc	58
4,900		DCT Industrial Trust, Inc	25
145,954		Duke Realty Corp	1,600
262,948		Equity Residential	7,841
8,247		FelCor Lodging Trust, Inc	15
12,044	e	First Industrial Realty Trust, Inc	91
2,300		First Potomac Realty Trust	21
2,600		Franklin Street Properties Corp	38
103,542	e	General Growth Properties, Inc	134
41,180		HCP, Inc	1,144
27,763		Health Care REIT, Inc	1,172
7,346		Highwoods Properties, Inc	201

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
3,500	e*	Hilltop Holdings, Inc	$34
24,524	e	Hospitality Properties Trust	365
246,797		Host Marriott Corp	1,868
89,188		HRPT Properties Trust	301
816	e	Investors Real Estate Trust	9
125,900	e	iStar Financial, Inc	281
154,666	e	Kimco Realty Corp	2,827
23,996	e	Lexington Corporate Properties Trust	120
41,078		Liberty Property Trust	938
6,565		LTC Properties, Inc	133
4,500	e	Macerich Co	82
35,100		MFA Mortgage Investments, Inc	207
14,820		Mid-America Apartment Communities, Inc	551
622,526	e*	NexCen Brands, Inc	69
224,094	e	NorthStar Realty Finance Corp	876
1,200		Parkway Properties, Inc	22
7,528	e	Post Properties, Inc	124
8,879		Potlatch Corp	231
141,865	e	Prologis	1,970
84,828		Public Storage, Inc	6,744
1,400	e	RAIT Investment Trust	4
11,900	e	Regency Centers Corp	556
2,766		Senior Housing Properties Trust	50
144,047		Simon Property Group, Inc	7,653
17,400	e	UDR, Inc	240
1,100		Universal Health Realty Income Trust	36
5,660		Urstadt Biddle Properties, Inc (Class A)	90
285,142	e	Virgin Media, Inc	1,423
81,996		Vornado Realty Trust	4,948
38,416		WABCO Holdings, Inc	607
103,459	e	Weingarten Realty Investors	2,140
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	59,702

HOTELS AND OTHER LODGING PLACES - 0.23%
123,452		Accor S.A.	6,025
87,216	e	Choice Hotels International, Inc	2,622
57,501	e*	Gaylord Entertainment Co	623
110,458	e*	Great Wolf Resorts, Inc	170
54,170	*	Lodgian, Inc	115
43,668		Marcus Corp	709
178,570		Marriott International, Inc (Class A)	3,473
57,986	e	Starwood Hotels & Resorts Worldwide, Inc	1,038
278,163		TUI Travel plc	934
		TOTAL HOTELS AND OTHER LODGING PLACES	15,709

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.97%
54,111	*	AGCO Corp	1,276
60,900		Alfa Laval AB	544
27,200	e*	Allis-Chalmers Energy, Inc	150
4,300		Ampco-Pittsburgh Corp	93
807,209		Applied Materials, Inc	8,177
10,900		ASML Holding NV	193
10,969	e*	Astec Industries, Inc	344
74,230	*	Axcelis Technologies, Inc	38
57,226	e	Black & Decker Corp	2,393
53,202		Brambles Ltd	275

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
27,890	e	Briggs & Stratton Corp	$491
263,517	*	Brocade Communications Systems, Inc	738
214,000		Canon, Inc	6,780
3,900	e	Cascade Corp	116
280,651		Caterpillar, Inc	12,537
7,900	*	Columbus McKinnon Corp	108
129,390	*	Cray, Inc	269
175,377		Cummins, Inc	4,688
367,022		Deere & Co	14,064
1,095,011	*	Dell, Inc	11,213
9,200		Donaldson Co, Inc	310
1,000		Dover Corp	33
1,400	*	Dresser-Rand Group, Inc	24
11,934	*	Dril-Quip, Inc	245
21,160	*	Emulex Corp	148
38,963	*	ENGlobal Corp	127
5,149	*	Entegris, Inc	11
61,900		Fanuc Ltd	4,436
78,912	*	FMC Technologies, Inc	1,880
75,700		FUJIFILM Holdings Corp	1,690
900	*	Gardner Denver, Inc	21
1,200	e	Gorman-Rupp Co	37
61,737	e	Graco, Inc	1,465
1,221,802		Hewlett-Packard Co	44,339
27,600		Hitachi Construction Machinery Co Ltd	330
73,698	e*	Immersion Corp	434
89,080		Ingersoll-Rand Co Ltd (Class A)	1,546
9,686	*	Intermec, Inc	129
628,238		International Business Machines Corp	52,873
22,664	e*	Intevac, Inc	115
17,936		John Bean Technologies Corp	147
9,152		Kone Oyj (Class B)	205
137,500		Konica Minolta Holdings, Inc	1,070
259,000		Kubota Corp	1,875
2,300	e*	Kulicke & Soffa Industries, Inc	4
39,800		Kurita Water Industries Ltd	1,076
48,447	*	Lam Research Corp	1,031
42,635	e*	Lexmark International, Inc (Class A)	1,147
600	e	Lindsay Manufacturing Co	19
5,454		Lufkin Industries, Inc	188
58,158		Manitowoc Co, Inc	504
38,400	e	Modine Manufacturing Co	187
56,150	e	Nordson Corp	1,813
14,886	*	Oil States International, Inc	278
41,464		Pall Corp	1,179
134,520	e	Palm, Inc	413
184,381		Pitney Bowes, Inc	4,698
766,097	e*	Quantum Corp	276
13,936	*	Rackable Systems, Inc	55
2,000		Robbins & Myers, Inc	32
217,700		Sandvik AB	1,398
2,100	e	Sauer-Danfoss, Inc	18
387,361		Seagate Technology, Inc	1,716
45,177	*	Semitool, Inc	138
16,682	e*	Sigma Designs, Inc	158
800		SMC Corp	82

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
80,591		Solarworld AG.	$1,804
53,305	e*	STEC, Inc	227
14,706	*	Tecumseh Products Co	140
96,430	e	Tennant Co	1,485
35,878	*	Terex Corp	621
31,900		Tokyo Electron Ltd	1,123
4,026	*	TurboChef Technologies, Inc	20
10,500	*	Ultratech, Inc	126
55,688	*	Varian Medical Systems, Inc	1,951
45,800	*	Vestas Wind Systems AS	2,695
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	204,579

INSTRUMENTS AND RELATED PRODUCTS - 2.58%
23,218	e*	Advanced Medical Optics, Inc	153
17,804	*	Affymetrix, Inc	53
217,943	*	Agilent Technologies, Inc	3,406
177,885		Allergan, Inc	7,172
600	e	American Science & Engineering, Inc	44
3,704		Analogic Corp	101
56,227		Bard (C.R.), Inc	4,738
452,072		Baxter International, Inc	24,227
53,548		Beckman Coulter, Inc	2,353
225,769		Becton Dickinson & Co	15,440
400	*	Bio-Rad Laboratories, Inc (Class A)	30
21,900	*	Bruker BioSciences Corp	88
50,897	e*	Cepheid, Inc	528
4,300		Cochlear Ltd	166
165,935	e	Danaher Corp	9,394
900		Datascope Corp	47
92,436	e	Dentsply International, Inc	2,610
700,783		Emerson Electric Co	25,656
50,919	e*	Flir Systems, Inc	1,562
11,000	e*	Formfactor, Inc	161
86,382	e	Garmin Ltd	1,656
66,637		Hillenbrand, Inc	1,112
99,036	e*	Hologic, Inc	1,294
900	*	ICU Medical, Inc	30
22,026	e*	Illumina, Inc	574
18,838	e*	Intuitive Surgical, Inc	2,392
4,500	e	Invacare Corp	70
275,176	*	Invensys plc	686
70,628	e*	ION Geophysical Corp	242
100	e*	Itron, Inc	6
628	e*	L-1 Identity Solutions, Inc	4
32,218	e*	LTX-Credence Corp	9
723,250		Medtronic, Inc	22,725
1,166	*	Merit Medical Systems, Inc	21
33,512	e*	Millipore Corp	1,727
9,500	*	MKS Instruments, Inc	141
23,800		Movado Group, Inc	223
26,000	*	Natus Medical, Inc	337
211,000		Nikon Corp	2,533
46,000		Olympus Corp	921
2,970	e*	OYO Geospace Corp	52
1,888	e*	Palomar Medical Technologies, Inc	22
1,770	*	Resmed, Inc	66

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
38,502		Rockwell Automation, Inc	$1,241
2,500	e*	Rofin-Sinar Technologies, Inc	51
24,800	e	Roper Industries, Inc	1,077
2,223	*	Rudolph Technologies, Inc	8
196,724	*	St. Jude Medical, Inc	6,484
37,059		STERIS Corp	885
221,821		Stryker Corp	8,862
9,600		Techne Corp	619
78,700		Terumo Corp	3,687
207,768	*	Thermo Electron Corp	7,079
37,275	*	Trimble Navigation Ltd	806
77,319	e*	Vivus, Inc	411
42,161	*	Waters Corp	1,545
625,782		Xerox Corp	4,988
136,195	*	Zimmer Holdings, Inc	5,505
5,140	*	Zoll Medical Corp	97
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	178,117

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
199,737		AON Corp	9,124
117,057	e*	Crawford & Co (Class B)	1,702
288,727	e	Hartford Financial Services Group, Inc	4,741
225,936		QBE Insurance Group Ltd	4,065
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	19,632

INSURANCE CARRIERS - 3.07%
340,151		Aetna, Inc	9,694
497,550		Aflac, Inc	22,808
734	e*	Alleghany Corp	207
115,763		Allianz AG.	12,317
118,500	e	Ambac Financial Group, Inc	154
4,400	e	American Equity Investment Life Holding Co	31
5,925		American Physicians Capital, Inc	285
16,433	*	Arch Capital Group Ltd	1,152
116,979		Aspen Insurance Holdings Ltd	2,837
83,741		Assurant, Inc	2,512
1,089,957		Aviva plc	6,112
22,716	*	Catalyst Health Solutions, Inc	553
34,100	*	Centene Corp	672
422,858		Chubb Corp	21,566
303,505		Cincinnati Financial Corp	8,823
1,400		Donegal Group, Inc (Class A)	23
2,400		Employers Holdings, Inc	40
45,487	e	Endurance Specialty Holdings Ltd	1,389
27,664		Erie Indemnity Co (Class A)	1,041
1,251	*	Fpic Insurance Group, Inc	55
318,495		Genworth Financial, Inc (Class A)	901
21,150		Hanover Insurance Group, Inc	909
1,200		Harleysville Group, Inc	42
2,200		Horace Mann Educators Corp	20
99,226	*	Humana, Inc	3,699
1,859		Infinity Property & Casualty Corp	87
108,099		KBC Groep NV	3,223
113,682	e*	Leucadia National Corp	2,251
276,439		Lincoln National Corp	5,208
206,500		Manulife Financial Corp	3,479

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
4,214	*	Markel Corp	$1,260
122,100	e*	MBIA, Inc	497
100,927	e	MGIC Investment Corp	351
24,970	e*	Molina Healthcare, Inc	440
109,845	e	Montpelier Re Holdings Ltd	1,844
63,298		Muenchener Rueckver AG.	9,827
51,560		Nationwide Financial Services, Inc (Class A)	2,692
9,640		Odyssey Re Holdings Corp	499
54,100		Phoenix Cos, Inc	177
47,111		Platinum Underwriters Holdings Ltd	1,700
244,049		Principal Financial Group	5,508
592,944		Progressive Corp	8,782
40,050		Protective Life Corp	575
43,200		Radian Group, Inc	159
900		Safety Insurance Group, Inc	34
5,540		Stancorp Financial Group, Inc	231
44,300		Sun Life Financial, Inc	1,021
161,445		Swiss Reinsurance Co	7,905
96,400		T&D Holdings, Inc	4,080
2,300	e	Tower Group, Inc	65
540,647		Travelers Cos, Inc	24,437
15,856	e	Unitrin, Inc	253
3,100	e*	Universal American Financial Corp	27
198,908		UnumProvident Corp	3,700
96,835		W.R. Berkley Corp	3,002
467,182	*	WellPoint, Inc	19,682
100		Wesco Financial Corp	29
130,941	e	XL Capital Ltd (Class A)	484
		TOTAL INSURANCE CARRIERS	211,351

LEATHER AND LEATHER PRODUCTS - 0.05%
156,037	*	Coach, Inc	3,241
400	*	Timberland Co (Class A)	5
14,200	e	Weyco Group, Inc	469
		TOTAL LEATHER AND LEATHER PRODUCTS	3,715

LEGAL SERVICES - 0.01%
8,298	e*	FTI Consulting, Inc	371
		TOTAL LEGAL SERVICES	371

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
89,328		Brisa-Auto Estradas de Portugal S.A.	665
493,000		ComfortDelgro Corp Ltd	496
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,161

LUMBER AND WOOD PRODUCTS - 0.00%**
110,047	e*	Champion Enterprises, Inc	62
4,415	e	Skyline Corp	88
		TOTAL LUMBER AND WOOD PRODUCTS	150

METAL MINING - 0.36%
42,800		Agnico-Eagle Mines Ltd	2,176
114,667	e*	Allied Nevada Gold Corp	580
580,217		Alumina Ltd	562
87,600		Barrick Gold Corp	3,173

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
13,800		Inmet Mining Corp	$219
151,400		Kinross Gold Corp	2,759
166,320		Newcrest Mining Ltd	3,930
11,342		Orica Ltd	111
9,300	*	Rosetta Resources, Inc	66
134,266	e	Royal Gold, Inc	6,607
44,488	e*	Stillwater Mining Co	220
140,800		Teck Cominco Ltd (Class B)	687
283,368		Xstrata plc	2,607
139,800		Yamana Gold, Inc	1,070
		TOTAL METAL MINING	24,767

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
45,634		Armstrong World Industries, Inc	987
4,100	e	Blyth, Inc	32
27,478		Callaway Golf Co	255
12,100	e	Daktronics, Inc	113
431,150		Mattel, Inc	6,899
178,534		Tyco International Ltd	3,856
120,600		Yamaha Corp	1,121
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	13,263

MISCELLANEOUS RETAIL - 0.83%
134,255	*	Amazon.com, Inc	6,885
900		Barnes & Noble, Inc	13
638,903		CVS Corp	18,362
6,823	e*	Dollar Tree, Inc	285
38,120	e*	GSI Commerce, Inc	401
112,788	e*	Hibbett Sports, Inc	1,772
29,300	e*	HSN, Inc	213
3,200	e*	Jo-Ann Stores, Inc	50
60,616		Metro AG.	2,411
57,485	*	Office Depot, Inc	171
340,080		Origin Energy Ltd	3,822
10,103	e*	Overstock.com, Inc	109
23,030		Petsmart, Inc	425
10,155	e*	Priceline.com, Inc	748
344,951		Staples, Inc	6,182
10,100	e	Systemax, Inc	109
41,395	e	Tiffany & Co	978
568,038		Walgreen Co	14,013
		TOTAL MISCELLANEOUS RETAIL	56,949

MOTION PICTURES - 0.42%
11,531	e*	Avid Technology, Inc	126
80,001	*	Discovery Communications, Inc (Class A)	1,133
59,701	*	Discovery Communications, Inc (Class C)	799
46,417	*	DreamWorks Animation SKG, Inc (Class A)	1,173
25,291	e	Regal Entertainment Group (Class A)	258
2,511,059		Time Warner, Inc	25,261
51,432	e*	tw telecom inc (Class A)	436
		TOTAL MOTION PICTURES	29,186

NONDEPOSITORY INSTITUTIONS - 0.46%
808,979		American Express Co	15,007
91,692	e*	AmeriCredit Corp	701

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
243,963	e	Capital One Financial Corp	$7,780
73,185	e	CapitalSource, Inc	338
345,015	e	CIT Group, Inc	1,566
308,416		Discover Financial Services	2,939
48,382	e	Federal Agricultural Mortgage Corp (Class C)	169
184,440	e*	Guaranty Financial Group, Inc	481
199,108		Medallion Financial Corp	1,519
130,606	e*	NewStar Financial, Inc	521
13,100	*	PHH Corp	167
27,100	e*	thinkorswim Group, Inc	152
12,483	e*	World Acceptance Corp	247
		TOTAL NONDEPOSITORY INSTITUTIONS	31,587

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
116,578	e	AMCOL International Corp	2,442
8,700		Compass Minerals International, Inc	511
72,903		K+S AG.	4,167
98,581	e	Vulcan Materials Co	6,859
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	13,979

OIL AND GAS EXTRACTION - 2.94%
19,350		Acergy S.A.	111
291,856		Apache Corp	21,752
3,740	*	Approach Resources, Inc	27
48,874		Atlas America, Inc	726
25,690	*	ATP Oil & Gas Corp	150
4,366	*	Atwood Oceanics, Inc	67
57,138	e	Berry Petroleum Co (Class A)	432
9,766	e*	Bronco Drilling Co, Inc	63
94,779		Cabot Oil & Gas Corp	2,464
166,137	e*	Callon Petroleum Co	432
108,191	*	Cameron International Corp	2,218
123,000		Canadian Oil Sands Trust	2,102
12,400	e*	Carrizo Oil & Gas, Inc	200
69,372	e*	Cheniere Energy, Inc	198
404,116		Chesapeake Energy Corp	6,535
83,559		Cimarex Energy Co	2,238
26,315	*	Complete Production Services, Inc	214
44,080	e*	Contango Oil & Gas Co	2,482
10,400	e*	Continental Resources, Inc	215
6,000	*	Dawson Geophysical Co	107
64,557	e*	Delta Petroleum Corp	307
359,302	*	Denbury Resources, Inc	3,924
338,458		Devon Energy Corp	22,240
45,893	e*	Edge Petroleum Corp	7
145,300		EnCana Corp	6,704
47,701	*	Encore Acquisition Co	1,217
147,085		ENSCO International, Inc	4,176
221,257		EOG Resources, Inc	14,731
321,381		Equitable Resources, Inc	10,782
30,800	*	EXCO Resources, Inc	279
10,411	e*	Exterran Holdings, Inc	222
23,300	e*	Gasco Energy, Inc	9
6,147	*	Geokinetics, Inc	15
22,400	e*	Geomet, Inc	39

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
148,004	e*	Global Industries Ltd	$517
20,440	e*	GMX Resources, Inc	518
55,698	e*	Goodrich Petroleum Corp	1,668
–	e,m*	Grey Wolf, Inc	-	^
12,100	e*	Gulfport Energy Corp	48
76,675	e*	Helix Energy Solutions Group, Inc	555
137,909		Helmerich & Payne, Inc	3,137
12,600	e*	Hercules Offshore, Inc	60
23,200	e	Houston American Energy Corp	78
93,029	e*	McMoRan Exploration Co	912
319,219	*	Meridian Resource Corp	182
136,988	*	Nabors Industries Ltd	1,640
289,706	*	National Oilwell Varco, Inc	7,080
94,948	*	Newfield Exploration Co	1,875
91,449		Nexen Inc	1,589
132,342		Noble Corp	2,923
249,806		Noble Energy, Inc	12,295
6,468	*	Oceaneering International, Inc	188
15,629	*	Parallel Petroleum Corp	31
79,500	e*	Parker Drilling Co	231
69,600		Petro-Canada	1,506
242,046	*	PetroHawk Energy Corp	3,783
32,190	*	Petroleum Development Corp	775
61,200	*	Petroquest Energy, Inc	414
60,100	*	Pioneer Drilling Co	335
146,476		Pioneer Natural Resources Co	2,370
156,784	e*	Plains Exploration & Production Co	3,644
37,738		Precision Drilling Trust	317
158,890	*	Pride International, Inc	2,539
115,776	e*	Quicksilver Resources, Inc	645
81,158		Range Resources Corp	2,791
13,100	e*	Rex Energy Corp	39
9,820	e	RPC, Inc	96
311,798		Santos Ltd	3,233
140,612		Smith International, Inc	3,219
115,956	*	Southwestern Energy Co	3,359
74,030		St. Mary Land & Exploration Co	1,504
30,478	*	Stone Energy Corp	336
281,994	e*	Sulphco, Inc	265
8,300	*	Superior Energy Services	132
53,546	*	Swift Energy Co	900
154,400		Talisman Energy, Inc	1,523
54,874	e*	Toreador Resources Corp	301
57,015	e*	TXCO Resources, Inc	85
38,045	*	Unit Corp	1,017
48,053	*	Venoco, Inc	130
78,400	e	W&T Offshore, Inc	1,123
23,100	*	Warren Resources, Inc	46
179,047	*	Weatherford International Ltd	1,937
47,505	*	Whiting Petroleum Corp	1,590
178,467		Woodside Petroleum Ltd	4,566
429,169		XTO Energy, Inc	15,137
		TOTAL OIL AND GAS EXTRACTION	202,569

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
PAPER AND ALLIED PRODUCTS - 0.51%
77,159		Bemis Co	$1,827
52,800	*	Buckeye Technologies, Inc	192
2,600	e*	Cenveo, Inc	12
165,542	*	Domtar Corporation	276
22,564		Glatfelter	210
229,559		International Paper Co	2,709
346,154		Kimberly-Clark Corp	18,256
250,265		MeadWestvaco Corp	2,800
15,096		Metso Oyj	185
63,049		Packaging Corp of America	849
10,100		Rock-Tenn Co (Class A)	345
142,300	*	Smurfit-Stone Container Corp	36
96,164		Sonoco Products Co	2,227
120,376		Stora Enso Oyj (R Shares)	954
127,600		Svenska Cellulosa AB (B Shares)	1,108
61,684	e	Temple-Inland, Inc	296
14,400		Uni-Charm Corp	1,083
102,705		UPM-Kymmene Oyj	1,317
10,800	e	Wausau Paper Corp	124
		TOTAL PAPER AND ALLIED PRODUCTS	34,806

PERSONAL SERVICES - 0.01%
1,200	*	Coinstar, Inc	23
35,896		Regis Corp	522
7,956		Unifirst Corp	236
6,120		Weight Watchers International, Inc	180
		TOTAL PERSONAL SERVICES	961

PETROLEUM AND COAL PRODUCTS - 1.43%
62,867	e	Alon USA Energy, Inc	575
4,002	e*	American Oil & Gas, Inc	3
15,479		Ashland, Inc	163
505,352		ENI S.p.A.	12,161
6,351		Hellenic Petroleum S.A.	48
219,127		Hess Corp	11,754
214,553		Murphy Oil Corp	9,515
88,741		Neste Oil Oyj	1,336
358,500		Nippon Mining Holdings, Inc	1,556
62,889		OMV AG.	1,671
298,345		Repsol YPF S.A.	6,370
567,940		Royal Dutch Shell plc (A Shares)	14,739
491,720		Royal Dutch Shell plc (B Shares)	12,202
296,360		Statoil ASA	4,956
286,116		Suncor Energy, Inc	5,497
134,827	e	Sunoco, Inc	5,860
431,529		Valero Energy Corp	9,338
122,894	e	Western Refining, Inc	954
		TOTAL PETROLEUM AND COAL PRODUCTS	98,698

PIPELINES, EXCEPT NATURAL GAS - 0.21%
728,007		Spectra Energy Corp	11,459
108,600		TransCanada Corp	2,918
		TOTAL PIPELINES, EXCEPT NATURAL GAS	14,377

PRIMARY METAL INDUSTRIES - 0.75%
296,840		Alcoa, Inc	3,342
25,244	e	Allegheny Technologies, Inc	644

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
276,271		Arcelor	$6,571
124,406		BlueScope Steel Ltd	304
81,495	e*	Century Aluminum Co	815
804,996		Corning, Inc	7,672
48,876	e	Gibraltar Industries, Inc	584
43,803		Hubbell, Inc (Class B)	1,432
1,037,000		Nippon Steel Corp	3,408
179,400		Norsk Hydro ASA	731
271,107		Nucor Corp	12,525
29,346	e	Olympic Steel, Inc	598
191,456		Steel Dynamics, Inc	2,140
197,000		Sumitomo Metal Mining Co Ltd	2,107
69,914		Tredegar Corp	1,271
15,649		Umicore	306
119,905		United States Steel Corp	4,460
11,392		Voestalpine AG.	246
231,132	e	Worthington Industries, Inc	2,547
		TOTAL PRIMARY METAL INDUSTRIES	51,703

PRINTING AND PUBLISHING - 0.44%
1,300	*	ACCO Brands Corp	5
2,700	e	American Greetings Corp (Class A)	20
5,100		Bowne & Co, Inc	30
800		CSS Industries, Inc	14
160,000		Dai Nippon Printing Co Ltd	1,769
57,805		Dun & Bradstreet Corp	4,463
2,100		Ennis, Inc	25
31,101	e	EW Scripps Co (Class A)	69
40,459	e	Harte-Hanks, Inc	252
234,754		John Fairfax Holdings Ltd	268
12,242		John Wiley & Sons, Inc (Class A)	436
215,606	e	Journal Communications, Inc (Class A)	528
24,900	e	Lee Enterprises, Inc	10
1,800	e	McClatchy Co (Class A)	1
35,360	e	Meredith Corp	605
189,109	e	New York Times Co (Class A)	1,386
66,800		Orkla ASA	445
573,821		Pearson plc	5,288
177,397	e*	R.H. Donnelley Corp	66
82,800		R.R. Donnelley & Sons Co	1,124
7,888		Reed Elsevier NV	92
696,297		Reed Elsevier plc	5,061
90,275	e	Standard Register Co	806
49,161		Thomson Reuters plc	1,067
146,000		Toppan Printing Co Ltd	1,128
1,200	e*	VistaPrint Ltd	22
14,346		Washington Post Co (Class B)	5,599
		TOTAL PRINTING AND PUBLISHING	30,579

RAILROAD TRANSPORTATION - 0.58%
54,200		Canadian National Railway Co	1,966
6,200		Canadian Pacific Railway Ltd	206
353,580		CSX Corp	11,481
123,506		Firstgroup plc	771
4,700	*	Genesee & Wyoming, Inc (Class A)	143

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
471,000		Hankyu Hanshin Holdings, Inc	$2,720
67,044	*	Kansas City Southern Industries, Inc	1,277
962,100		MTR Corp	2,230
402,885		Norfolk Southern Corp	18,956
265,553		Stagecoach Group plc	535
		TOTAL RAILROAD TRANSPORTATION	40,285

REAL ESTATE - 0.30%
63,668	*	CB Richard Ellis Group, Inc (Class A)	275
364,200		City Developments Ltd	1,610
12,398	e	Forest City Enterprises, Inc (Class A)	83
20,265	e*	Forestar Real Estate Group, Inc	193
1,120,000		Hang Lung Properties Ltd	2,434
2,400	e	Jones Lang LaSalle, Inc	66
30,947		Leighton Holdings Ltd	597
380,200		Mitsubishi Estate Co Ltd	6,280
333,000		Mitsui Fudosan Co Ltd	5,552
33,399	e	Stewart Enterprises, Inc (Class A)	101
451,000		Sun Hung Kai Properties Ltd	3,759
		TOTAL REAL ESTATE	20,950

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.36%
381	e*	Deckers Outdoor Corp	30
69,465		Michelin (C.G.D.E.) (Class B)	3,628
145,000		Mitsui Chemicals, Inc	539
369,284		Nike, Inc (Class B)	18,833
1,273,874		Pirelli & C S.p.A.	481
52,543		Sealed Air Corp	785
11,100		Spartech Corp	70
1,800	e*	Trex Co, Inc	30
21,765		Tupperware Corp	494
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	24,890

SECURITY AND COMMODITY BROKERS - 1.44%
94,759		Ameriprise Financial, Inc	2,213
28,801	e	BlackRock, Inc	3,864
93,041		Broadridge Financial Solutions, Inc	1,167
559,302		Charles Schwab Corp	9,044
27,192		CME Group, Inc	5,659
257,406		Credit Suisse Group	7,214
971,100		Daiwa Securities Group, Inc	5,830
48,717	*	Duff & Phelps Corp (Class A)	931
24,400	e	Eaton Vance Corp	513
47,770	e	Evercore Partners, Inc (Class A)	597
40,689		Federated Investors, Inc (Class B)	690
191,224		Franklin Resources, Inc	12,196
233,195		Goldman Sachs Group, Inc	19,679
27,196	*	IntercontinentalExchange, Inc	2,242
308,839		Invesco Ltd	4,459
290,029	e*	Ladenburg Thalmann Financial Services, Inc	209
58,503		Lazard Ltd (Class A)	1,740
82,883	e	Legg Mason, Inc	1,816
74,099	e*	Nasdaq Stock Market, Inc	1,831
740,100		Nomura Holdings, Inc	6,162
132,570		NYSE Euronext	3,630

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
81,469		SEI Investments Co	$1,280
167,503	e	T Rowe Price Group, Inc	5,936
49,638		US Global Investors, Inc (Class A)	243
		TOTAL SECURITY AND COMMODITY BROKERS	99,145

SOCIAL SERVICES - 0.00%**
44,409	e*	Capital Senior Living Corp	132
		TOTAL SOCIAL SERVICES	132

SPECIAL TRADE CONTRACTORS - 0.03%
400	e	Alico, Inc	16
10,300	e	Chemed Corp	410
2,050		Comfort Systems USA, Inc	22
6,983	*	Layne Christensen Co	168
66,082	*	Quanta Services, Inc	1,308
		TOTAL SPECIAL TRADE CONTRACTORS	1,924

STONE, CLAY, AND GLASS PRODUCTS - 0.61%
476,471		3M Co	27,416
5,965		Apogee Enterprises, Inc	62
7,922	*	Cabot Microelectronics Corp	207
19,225	e	CARBO Ceramics, Inc	683
228,424		CRH plc	5,668
15,652	e	Eagle Materials, Inc	288
63,051		Gentex Corp	557
16,691		Holcim Ltd	966
61,228		Lafarge S.A.	3,690
95,000		NGK Insulators Ltd	1,076
31,700	e*	Owens Corning, Inc	548
38,900	*	Owens-Illinois, Inc	1,063
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	42,224

TEXTILE MILL PRODUCTS - 0.01%
1,300		Albany International Corp (Class A)	17
12,880	e*	Mohawk Industries, Inc	553
22,800		Oxford Industries, Inc	200
		TOTAL TEXTILE MILL PRODUCTS	770

TRANSPORTATION BY AIR - 0.56%
13,184	e*	Air Methods Corp	211
392,745	e*	Airtran Holdings, Inc	1,744
623,369		Auckland International Airport Ltd	590
66,237		British Airways plc	171
36,931	*	Continental AG.	3,751
84,837	e*	Continental Airlines, Inc (Class B)	1,532
271,748	*	Delta Air Lines, Inc	3,114
62,034	e*	ExpressJet Holdings, Inc	106
226,764		FedEx Corp	14,547
428,973	e*	JetBlue Airways Corp	3,046
220,000		Singapore Airlines Ltd	1,719
32,865		Skywest, Inc	611
589,655		Southwest Airlines Co	5,083
188,961	e	UAL Corp	2,082
		TOTAL TRANSPORTATION BY AIR	38,307

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
TRANSPORTATION EQUIPMENT - 0.92%
3,800		A.O. Smith Corp	$112
32,000		Aisin Seiki Co Ltd	458
84,800	e	American Axle & Manufacturing Holdings, Inc	245
48,937	e	ArvinMeritor, Inc	140
7,885	*	ATC Technology Corp	115
115,063		Bayerische Motoren Werke AG.	3,533
222,838	*	BE Aerospace, Inc	1,714
333,800		Bombardier, Inc (Class B)	1,203
126,600		Denso Corp	2,145
14,800		Federal Signal Corp	122
7,839	e*	Fuel Systems Solutions, Inc	257
206,236		Genuine Parts Co	7,808
189,806	e	Harley-Davidson, Inc	3,221
87,592		Harsco Corp	2,425
81,989	*	Hayes Lemmerz International, Inc	37
339,000		Honda Motor Co Ltd	7,220
46,000		Mazda Motor Corp	78
20,829	e	Noble International Ltd	9
39,000		NSK Ltd	147
191,613	e	Paccar, Inc	5,480
57,677		Peugeot S.A.	974
94,805		Renault S.A.	2,445
157,200		Scania AB (B Shares)	1,600
794,000		SembCorp Marine Ltd	926
182,710	*	Spirit Aerosystems Holdings, Inc (Class A)	1,858
46,370	e	Superior Industries International, Inc	488
141,584	e*	Tenneco, Inc	418
778,710		Tomkins plc	1,377
138,370	e*	Visteon Corp	48
20,756		Volkswagen AG.	7,219
68,884		Volkswagen AG.	3,713
134,600		Volvo AB (A Shares)	776
387,800		Volvo AB (B Shares)	2,207
39,340	e	Westinghouse Air Brake Technologies Corp	1,564
101,100		Yamaha Motor Co Ltd	1,064
		TOTAL TRANSPORTATION EQUIPMENT	63,146

TRANSPORTATION SERVICES - 0.11%
87,109		Autostrade S.p.A.	1,634
21,293		CH Robinson Worldwide, Inc	1,172
109,466		Cintra Concesiones de Infraestructuras de	831
141,859		Deutsche Lufthansa AG.	2,333
22,989		Expeditors International Washington, Inc	765
2,064	*	HUB Group, Inc (Class A)	55
36,000	*	Interval Leisure Group, Inc	194
62,968	e*	Orbitz Worldwide, Inc	244
51,443		Toll Holdings Ltd	221
2,600		UTI Worldwide, Inc	37
		TOTAL TRANSPORTATION SERVICES	7,486

TRUCKING AND WAREHOUSING - 0.56%
554,578		Deutsche Post AG.	9,380
81,000		Nippon Express Co Ltd	341
13,500		TNT NV	258
501,034		United Parcel Service, Inc (Class B)	27,637

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,600		Werner Enterprises, Inc	$28
98,000		Yamato Transport Co Ltd	1,282
		TOTAL TRUCKING AND WAREHOUSING	38,926

WATER TRANSPORTATION - 0.08%
17,791	e	Alexander & Baldwin, Inc	446
52,100	*	Gulfmark Offshore, Inc	1,239
36,022	e*	Hornbeck Offshore Services, Inc	588
169,000		Kawasaki Kisen Kaisha Ltd	793
345,000		Nippon Yusen Kabushiki Kaisha	2,127
		TOTAL WATER TRANSPORTATION	5,193

WHOLESALE TRADE-DURABLE GOODS - 0.50%
109,657	e	Agilysys, Inc	470
109,330	e	Barnes Group, Inc	1,585
51,356		BorgWarner, Inc	1,118
278,188		Bunzl plc	2,360
47,825	e	Castle (A.M.) & Co	518
52,882	e*	Chindex International, Inc	420
249,616	*	Fortescue Metals Group Ltd	336
794,000		Li & Fung Ltd	1,361
2,500	e*	LKQ Corp	29
7,970	e	Martin Marietta Materials, Inc	774
8,672	e*	MWI Veterinary Supply, Inc	234
536,900		Nissan Motor Co Ltd	1,932
80,000		Nisshin Steel Co Ltd	165
5,558		Owens & Minor, Inc	209
76,533	e*	Patterson Cos, Inc	1,435
2,500	e*	PSS World Medical, Inc	47
16,954		Rautaruukki Oyj	296
129,938		Reliance Steel & Aluminum Co	2,591
107,715		Schneider Electric S.A.	7,936
3,600	*	Tech Data Corp	64
23,000	e*	Tyler Technologies, Inc	276
85,629	e	W.W. Grainger, Inc	6,751
17,580	*	WESCO International, Inc	338
84,655		Wesfarmers Ltd	1,062
357,216		Wolseley plc	1,972
		TOTAL WHOLESALE TRADE-DURABLE GOODS	34,279

WHOLESALE TRADE-NONDURABLE GOODS - 0.42%
6,480		Airgas, Inc	253
24,761	e*	Akorn, Inc	57
56,272	e	Allscripts Healthcare Solutions, Inc	558
2,537	*	Clearwater Paper Corp	21
8,757	*	Dean Foods Co	157
72,120	*	Endo Pharmaceuticals Holdings, Inc	1,866
9,700	*	Gildan Activewear, Inc (Class A)	112
16,830	*	Henry Schein, Inc	618
80,146		Herbalife Ltd	1,738
2,100		Myers Industries, Inc	17
13,956	e	Nash Finch Co	626
2,324,200		Noble Group Ltd	1,645
476,800		Sojitz Holdings Corp	797
18,582		Spartan Stores, Inc	432

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
592,521		Sysco Corp			$13,592
269,272		Unilever NV			6,490
1,900	e*	Volcom, Inc			21
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			29,000

		TOTAL COMMON STOCKS			4,107,711
		(Cost $5,017,933)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 9.47%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 4.44%
$ 14,392,000		Federal Home Loan Bank (FHLB)	0.000%	02/10/09	14,392
35,000,000		FHLB	0.000	02/18/09	35,000
11,397,573		FHLB	0.000	04/01/09	11,393
49,600,000		FHLB	0.000	06/15/09	49,532
50,000,000		FHLB	0.000	06/29/09	49,926
30,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	02/20/09	30,000
3,600,000		FHLMC	0.000	03/10/09	3,599
27,055,000		FHLMC	0.000	04/14/09	27,043
10,000,000		FHLMC	0.000	06/30/09	9,985
26,703,000		Federal National Mortgage Association (FNMA)	0.000	01/05/09	26,703
27,545,000		FNMA	0.000	04/20/09	27,533
20,700,000		FNMA	0.000	05/20/09	20,680
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			305,786
		(Cost $315,967)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.03%

COMMERCIAL PAPER - 0.92%
17,000,000		Hershey Foods Corp	0.000	01/15/09	16,998
17,000,000		Hewlett Packard Co	0.000	02/05/09	16,995
17,000,000		John Deere Capital Corp	0.000	01/30/09	16,995
10,000,000		McCormick & Co	0.000	01/21/09	9,996
2,415,000		Praxair, Inc	0.000	03/10/09	2,410
		TOTAL COMMERCIAL PAPER			63,394

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 4.11%
24,956,000		Federal Home Loan Bank (FHLB)	0.000	01/07/09	23,656
4,926,000		(FHLB)	0.000	03/16/09	4,925
18,850,000		(FHLB)	0.000	03/24/09	18,847
3,952,000		(FHLB)	0.000	04/01/09	3,950
4,745,427		(FHLB)	0.000	04/01/09	4,745
8,068,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	03/03/09	8,067
18,000,000		(FHLMC)	0.000	03/19/09	17,997
85,950,000		(FHLMC)	0.000	04/01/09	85,918
6,900,000		(FHLMC)	0.000	04/02/09	6,897
1,300,000		Federal National Mortgage Association (FNMA)	0.000	01/07/09	1,300
1,119,000		FNMA	0.000	01/12/09	1,119
25,000,000		FNMA	0.000	01/20/09	25,000
3,140,000		FNMA	0.000	03/02/09	3,140
25,000,000		FNMA	0.000	03/31/09	24,996
15,000,000		FNMA	0.000	04/15/09	14,994
9,200,000		FNMA	0.000	04/29/09	9,195
28,400,000		FNMA	0.000	09/01/09	28,295
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			283,041

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

VALUE
	ISSUER	(000)
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	$346,435
(Cost $335,238)

	TOTAL SHORT-TERM INVESTMENTS	652,221
(Cost $651,205)

	TOTAL PORTFOLIO - 106.42%	7,333,234
(Cost $8,301,413)

	OTHER ASSETS AND LIABILITIES, NET - (6.42%)	(442,677)

	NET ASSETS - 100.00%	$6,890,557

The following abbreviations are used in portfolio descriptions:
AMBAC	American Bond Assurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
MBIA	Municipal Bond Investors Assurance
MFA	Mortgage Finance Authority
NR	Not rated by Moody's

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
†	As provided by Moody's Investors Service (Unaudited).
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2008 the value of these securities amounted to $110,287,804 or 1.60% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
p	Security participates in the FDIC Temporary Liquidity Guarantee Program.
v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $ 19,920,303 which represents 0.29% of net assets.

Cost amounts are in thousands.

At December 31, 2008, the net unrealized depreciation on investment was $(968,179,369), consisting of gross unrealized appreciation of $487,489,204 and gross unrealized depreciation of $(1,455,668,573).

For ease of presentation, a number of industry classification categories have been grouped together in the Schedule of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2008

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

GOVERNMENT BONDS 0.20%

AGENCY SECURITIES - 0.20%
$ 30,000,000	Federal Farm Credit Bank (FFCB)	4.130%	07/17/09	$30,596
	TOTAL AGENCY SECURITIES			30,596

	TOTAL GOVERNMENT BONDS			30,596
	(Cost $30,553)

SHORT-TERM INVESTMENTS - 99.65%

BANKER'S ACCEPTANCES - 1.37%
2,958,000	Bank of America NA	0.000	01/02/09	2,958
30,000,000	Bank of America NA	0.000	01/09/09	29,995
9,000,000	Bank of America NA	0.000	01/16/09	8,999
3,338,000	Bank of America NA	0.000	01/27/09	3,332
3,844,000	Bank of America NA	0.000	01/29/09	3,837
26,216,000	Bank of America NA	0.000	01/30/09	26,162
4,348,000	Bank of America NA	0.000	02/13/09	4,338
10,427,000	Bank of America NA	0.000	02/19/09	10,408
4,477,000	Bank of America NA	0.000	02/24/09	4,469
4,515,000	Bank of America NA	0.000	03/02/09	4,507
15,762,000	Bank of America NA	0.000	03/05/09	15,734
7,400,000	Bank of America NA	0.000	03/09/09	7,385
7,102,000	Bank of America NA	0.000	03/12/09	7,087
7,966,000	Bank of America NA	0.000	03/17/09	7,947
7,592,000	Bank of America NA	0.000	03/23/09	7,572
10,000,000	Bank of America NA	0.000	06/22/09	9,925
9,508,000	JPMorgan Chase Bank NA	0.000	01/13/09	9,503
3,709,000	JPMorgan Chase Bank NA	0.000	01/26/09	3,705
7,482,000	JPMorgan Chase Bank NA	0.000	01/27/09	7,474
10,000,000	JPMorgan Chase Bank NA	0.000	01/28/09	9,981
11,600,000	JPMorgan Chase Bank NA	0.000	02/26/09	11,577
4,384,000	JPMorgan Chase Bank NA	0.000	04/13/09	4,368
5,660,000	JPMorgan Chase Bank NA	0.000	05/26/09	5,626
	TOTAL BANKER'S ACCEPTANCES			206,889

CERTIFICATE OF DEPOSIT - 13.07%
25,000,000	Abbey National Treasury	2.650	02/04/09	25,012
44,000,000	Abbey National Treasury	1.610	02/13/09	43,978
25,000,000	Abbey National Treasury	1.730	02/17/09	25,011
45,865,000	Abbey National Treasury	1.770	03/02/09	45,890
50,000,000	Abbey National Treasury	1.750	03/06/09	50,027
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	2.210	03/09/09	50,071
50,000,000	Bank of America NA	2.920	02/06/09	50,055
25,000,000	Bank of America NA	3.030	03/05/09	25,083
35,000,000	Bank of America NA	1.050	06/19/09	34,918
25,000,000	Bank of Montreal	0.700	01/14/09	25,000
25,000,000	Bank of Montreal	1.800	01/26/09	24,991
25,000,000	Bank of Montreal	1.800	01/27/09	24,991
50,000,000	Bank of Nova Scotia	1.900	01/22/09	49,989

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 25,000,000		Bank of Nova Scotia	3.050%	01/22/09	$25,012
30,000,000		Bank of Nova Scotia	1.900	02/06/09	29,992
50,000,000		Bank of Nova Scotia	2.000	02/26/09	50,057
50,000,000		Bank of Nova Scotia	1.750	03/13/09	50,030
50,000,000		Barclays Bank plc	2.050	03/18/09	50,064
50,000,000		BNP Paribas, Inc	2.150	02/25/09	50,068
49,000,000		BNP Paribas, Inc	2.070	03/04/09	49,053
40,000,000		Calyon	3.900	01/27/09	40,047
35,000,000		Calyon	2.120	02/02/09	34,996
25,000,000		Calyon	2.300	02/17/09	25,030
40,000,000		Calyon	2.100	03/12/09	40,051
25,000,000		Calyon	1.580	03/16/09	25,007
40,000,000		Calyon	1.450	03/24/09	40,000
42,000,000		Lloyds Bank plc	1.980	02/25/09	42,046
35,000,000		Lloyds Bank plc	2.050	03/03/09	35,036
25,000,000		Lloyds Bank plc	1.950	03/06/09	25,022
20,000,000		Rabobank USA Financial Corp	2.950	02/17/09	20,041
25,000,000		Rabobank USA Financial Corp	2.980	03/09/09	25,071
30,000,000		Royal Bank of Canada	5.290	02/02/09	30,087
50,000,000		Royal Bank of Canada	2.250	02/06/09	50,005
40,000,000		Royal Bank of Canada	1.750	02/27/09	40,030
25,000,000		Royal Bank of Canada	1.800	03/03/09	25,015
50,000,000		Royal Bank of Canada	1.850	03/04/09	50,035
50,000,000	q	Royal Bank of Scotland UK Govt Guaranteed	1.820	03/04/09	50,032
25,000,000		Royal Bank of Scotland	1.400	03/25/09	24,997
50,000,000		Royal Bank of Scotland	1.620	04/17/09	50,003
35,000,000		Societe Generale North America, Inc	3.300	01/21/09	35,021
50,000,000		Societe Generale North America, Inc	3.450	01/28/09	50,040
40,000,000		Societe Generale North America, Inc	2.000	03/12/09	40,043
40,000,000		Societe Generale North America, Inc	2.050	04/06/09	40,047
30,000,000		Toronto Dominion Bank	2.920	01/13/09	30,007
50,000,000		Toronto Dominion Bank	1.900	02/20/09	50,043
40,000,000		Toronto Dominion Bank	3.300	02/26/09	40,130
20,000,000		Toronto Dominion Bank	2.250	03/25/09	20,037
50,000,000		Toronto Dominion Bank	2.000	04/07/09	50,053
50,000,000		Toronto Dominion Bank	2.600	04/07/09	50,133
30,000,000		Toronto Dominion Bank	1.900	07/20/09	29,983
90,000,000		US Bank NA	2.930	02/10/09	90,123
		TOTAL CERTIFICATE OF DEPOSIT			1,977,503

COMMERCIAL PAPER - 46.41%
30,000,000		Abbey National LLC	0.000	03/11/09	29,935
17,280,000		Abbey National LLC	0.000	04/16/09	17,210
24,000,000		Abbey National LLC	0.000	04/20/09	23,898
50,000,000		Abbey National LLC	0.000	09/14/09	49,355
19,000,000		American Honda Finance Corp	0.000	02/19/09	18,967
55,475,000		American Honda Finance Corp	0.000	02/23/09	55,378
13,641,000		American Honda Finance Corp	0.000	02/24/09	13,616
18,700,000		American Honda Finance Corp	0.000	03/05/09	18,664
25,000,000		Bank of Nova Scotia	0.000	01/21/09	24,966
40,000,000		Bank of Nova Scotia	0.000	03/20/09	39,895
25,000,000		Bank of Nova Scotia	0.000	03/24/09	24,929
50,000,000		Barclays Bank plc	0.000	04/21/09	49,785
20,000,000		Barclays U.S. Funding LLC	0.000	02/17/09	19,965
25,000,000		Barclays U.S. Funding LLC	0.000	04/16/09	24,899
25,000,000		BNP Paribas, Inc	0.000	01/07/09	24,990
25,000,000		BNP Paribas, Inc	0.000	01/08/09	24,989

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 25,000,000		BNP Paribas, Inc	0.000%	01/13/09	$24,983
30,000,000		BNP Paribas, Inc	0.000	01/27/09	29,949
28,379,000		Cafco LLC	0.000	01/12/09	28,355
35,700,000		Cafco LLC	0.000	01/28/09	35,638
30,000,000		Cafco LLC	0.000	01/29/09	29,946
30,000,000		Cafco LLC	0.000	02/03/09	29,969
25,000,000		Calyon	0.000	02/24/09	24,956
7,685,000		Calyon	0.000	05/15/09	7,642
30,000,000		Canadian Imperial Holding	0.000	02/03/09	29,939
25,000,000		Ciesco LLC	0.000	01/12/09	24,979
25,000,000		Ciesco LLC	0.000	01/22/09	24,963
25,000,000		Ciesco LLC	0.000	01/26/09	24,959
24,920,000		Ciesco LLC	0.000	03/06/09	24,860
25,000,000		Ciesco LLC	0.000	03/23/09	24,918
30,000,000		Citigroup Funding, Inc	0.000	01/06/09	29,990
25,000,000		Citigroup Funding, Inc	0.000	01/08/09	24,989
30,000,000	p	Citigroup Funding, Inc	0.000	03/04/09	29,943
50,000,000	p	Citigroup Funding, Inc	0.000	03/06/09	49,901
100,000,000	p	Citigroup Funding, Inc	0.000	03/20/09	99,945
80,000,000		Coca-Cola Co	0.000	01/08/09	79,977
70,000,000		Coca-Cola Co	0.000	01/15/09	69,966
40,000,000		Coca-Cola Co	0.000	02/03/09	39,957
20,000,000		Danske Corp	0.000	01/16/09	19,992
43,325,000		Danske Corp	0.000	01/23/09	43,260
18,000,000		Danske Corp	0.000	01/26/09	17,971
25,000,000		Danske Corp	0.000	02/13/09	24,946
25,000,000		Danske Corp	0.000	02/19/09	24,957
20,000,000		Danske Corp	0.000	03/05/09	19,962
15,000,000		Danske Corp	0.000	03/12/09	14,967
30,000,000		Danske Corp	0.000	03/16/09	29,928
13,920,000		Edison Asset Securitization LLC	0.000	05/29/09	13,823
30,000,000		Eli Lilly & Co	0.000	01/29/09	29,972
50,000,000		Eli Lilly & Co	0.000	02/23/09	49,985
50,000,000		Eli Lilly & Co	0.000	02/25/09	49,984
50,000,000		Fairway Finance Corp	0.000	01/05/09	49,998
20,000,000		Fairway Finance Corp	0.000	01/16/09	19,980
9,100,000		General Electric Capital Corp	0.000	01/09/09	9,095
30,000,000		General Electric Capital Corp	0.000	01/15/09	29,975
30,000,000	p	General Electric Capital Corp	0.000	03/03/09	29,987
20,000,000		General Electric Capital Corp	0.000	03/11/09	19,964
20,000,000	p	General Electric Capital Corp	0.000	04/03/09	19,987
36,075,000	p	General Electric Capital Corp	0.000	04/16/09	36,048
25,000,000	p	General Electric Capital Corp	0.000	06/15/09	24,965
25,000,000		Govco LLC	0.000	01/06/09	24,989
25,000,000		Govco LLC	0.000	01/26/09	24,959
25,000,000		Govco LLC	0.000	02/03/09	24,947
35,000,000		Govco LLC	0.000	02/04/09	34,922
20,000,000		Govco LLC	0.000	02/23/09	19,956
31,585,000		Govco LLC	0.000	05/13/09	31,391
12,000,000		Govco LLC	0.000	05/15/09	11,925
25,000,000		Govco LLC	0.000	06/16/09	24,800
17,000,000		Govco LLC	0.000	06/17/09	16,863
25,000,000		HSBC Finance Corp	0.000	01/14/09	24,986
25,000,000		HSBC Finance Corp	0.000	02/13/09	24,982
40,000,000		HSBC Finance Corp	0.000	02/27/09	39,926
50,000,000		HSBC Finance Corp	0.000	03/17/09	49,877
50,000,000		HSBC Finance Corp	0.000	03/18/09	49,875

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 50,000,000	HSBC Finance Corp	0.000%	03/26/09	$49,853
25,000,000	ING US Funding LLC	0.000	01/06/09	24,992
23,995,000	ING US Funding LLC	0.000	02/02/09	23,947
30,000,000	ING US Funding LLC	0.000	02/11/09	29,939
47,670,000	ING US Funding LLC	0.000	02/24/09	47,595
25,000,000	ING US Funding LLC	0.000	03/04/09	24,954
50,000,000	Johnson & Johnson	0.000	01/23/09	49,962
25,000,000	Johnson & Johnson	0.000	02/05/09	24,976
44,500,000	Johnson & Johnson	0.000	04/28/09	44,464
8,876,000	Kitty Hawk Funding Corp	0.000	01/12/09	8,868
35,000,000	Kitty Hawk Funding Corp	0.000	01/13/09	34,971
18,000,000	Kitty Hawk Funding Corp	0.000	01/21/09	17,975
25,000,000	Kitty Hawk Funding Corp	0.000	01/22/09	24,963
10,000,000	Kitty Hawk Funding Corp	0.000	01/27/09	9,983
46,000,000	Kitty Hawk Funding Corp	0.000	02/19/09	45,898
47,895,000	Kitty Hawk Funding Corp	0.000	02/23/09	47,790
73,200,000	Kitty Hawk Funding Corp	0.000	03/17/09	72,981
10,029,000	Kitty Hawk Funding Corp	0.000	03/20/09	9,997
19,553,000	Lloyds Bank plc	0.000	03/05/09	19,516
21,270,000	Lloyds Bank plc	0.000	03/10/09	21,225
50,000,000	Lloyds Bank plc	0.000	04/08/09	49,819
20,000,000	Nestle Capital Corp	0.000	02/02/09	19,980
22,930,000	Nestle Capital Corp	0.000	02/18/09	22,924
21,000,000	Nestle Capital Corp	0.000	03/09/09	20,990
14,500,000	Nestle Capital Corp	0.000	03/10/09	14,493
67,605,000	Nestle Capital Corp	0.000	03/19/09	67,568
30,000,000	Nestle Capital Corp	0.000	04/09/09	29,979
27,000,000	Old Line Funding LLC	0.000	01/06/09	26,989
30,000,000	Old Line Funding LLC	0.000	01/08/09	29,982
25,710,000	Old Line Funding LLC	0.000	01/14/09	25,688
33,000,000	Old Line Funding LLC	0.000	01/15/09	32,981
34,063,000	Old Line Funding LLC	0.000	02/17/09	33,989
38,284,000	Old Line Funding LLC	0.000	02/18/09	38,202
35,000,000	Old Line Funding LLC	0.000	02/19/09	34,923
20,935,000	Old Line Funding LLC	0.000	03/09/09	20,881
42,475,000	Old Line Funding LLC	0.000	03/20/09	42,342
25,000,000	PACCAR Financial Corp	0.000	01/09/09	24,987
17,000,000	PACCAR Financial Corp	0.000	02/18/09	16,972
10,000,000	PACCAR Financial Corp	0.000	02/23/09	9,983
25,000,000	Park Avenue Rec Corp	0.000	01/07/09	24,994
25,000,000	Park Avenue Rec Corp	0.000	01/08/09	24,993
25,000,000	Park Avenue Rec Corp	0.000	01/09/09	24,992
25,000,000	Park Avenue Rec Corp	0.000	01/12/09	24,989
20,000,000	Park Avenue Rec Corp	0.000	01/13/09	19,984
20,000,000	Park Avenue Rec Corp	0.000	01/14/09	19,998
30,000,000	Park Avenue Rec Corp	0.000	02/02/09	29,938
8,074,000	Park Avenue Rec Corp	0.000	02/12/09	8,064
15,076,000	Park Avenue Rec Corp	0.000	03/09/09	15,066
18,270,000	Pfizer, Inc	0.000	01/05/09	18,267
48,900,000	Pfizer, Inc	0.000	01/22/09	48,865
3,030,000	Pfizer, Inc	0.000	03/02/09	3,029
39,030,000	Pfizer, Inc	0.000	03/09/09	39,012
27,100,000	Pfizer, Inc	0.000	03/17/09	27,086
35,000,000	Pfizer, Inc	0.000	04/02/09	34,978
25,000,000	PNC Bank NA	0.000	01/07/09	24,990
25,000,000	PNC Bank NA	0.000	01/08/09	24,988
23,000,000	Private Export Funding Corp	0.000	01/02/09	22,998

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 22,000,000	Private Export Funding Corp	0.000%	01/15/09	$21,984
19,155,000	Private Export Funding Corp	0.000	02/04/09	19,120
44,000,000	Private Export Funding Corp	0.000	03/02/09	43,947
26,225,000	Private Export Funding Corp	0.000	03/06/09	26,190
30,000,000	Private Export Funding Corp	0.000	03/10/09	29,956
50,000,000	Private Export Funding Corp	0.000	03/19/09	49,910
30,000,000	Private Export Funding Corp	0.000	03/24/09	29,940
30,000,000	Private Export Funding Corp	0.000	04/01/09	29,930
15,000,000	Private Export Funding Corp	0.000	06/01/09	14,933
13,995,000	Procter & Gamble Co	0.000	01/15/09	13,988
27,750,000	Procter & Gamble Co	0.000	01/30/09	27,722
19,500,000	Procter & Gamble Co	0.000	02/04/09	19,482
40,295,000	Procter & Gamble Co	0.000	02/20/09	40,283
15,000,000	Procter & Gamble Co	0.000	02/25/09	14,995
35,000,000	Procter & Gamble Co	0.000	02/26/09	34,989
6,700,000	Procter & Gamble International	0.000	01/08/09	6,700
25,000,000	Procter & Gamble International	0.000	01/15/09	24,988
25,000,000	Procter & Gamble International	0.000	01/21/09	24,997
23,005,000	Procter & Gamble International	0.000	02/04/09	22,984
7,575,000	Procter & Gamble International	0.000	02/06/09	7,568
20,000,000	Procter & Gamble International	0.000	03/03/09	19,991
20,000,000	Procter & Gamble International	0.000	04/03/09	19,987
50,000,000	Rabobank USA Financial Corp	0.000	01/23/09	49,925
20,000,000	Rabobank USA Financial Corp	0.000	01/26/09	19,968
10,000,000	Rabobank USA Financial Corp	0.000	01/27/09	9,983
63,400,000	Rabobank USA Financial Corp	0.000	01/28/09	63,291
5,000,000	Rabobank USA Financial Corp	0.000	02/10/09	4,990
30,000,000	Rabobank USA Financial Corp	0.000	02/25/09	29,990
55,000,000	Rabobank USA Financial Corp	0.000	02/26/09	54,982
20,000,000	Rabobank USA Financial Corp	0.000	02/27/09	19,993
18,900,000	Rabobank USA Financial Corp	0.000	03/06/09	18,898
35,000,000	Rabobank USA Financial Corp	0.000	03/31/09	34,978
6,000,000	Ranger Funding Co LLC	0.000	01/06/09	5,997
18,122,000	Ranger Funding Co LLC	0.000	01/13/09	18,107
27,795,000	Ranger Funding Co LLC	0.000	01/14/09	27,771
50,000,000	Ranger Funding Co LLC	0.000	01/16/09	49,950
22,000,000	Ranger Funding Co LLC	0.000	02/23/09	21,992
40,000,000	Ranger Funding Co LLC	0.000	03/03/09	39,977
30,000,000	Ranger Funding Co LLC	0.000	03/17/09	29,978
25,000,000	Ranger Funding Co LLC	0.000	04/08/09	24,976
81,000,000	Ranger Funding Co LLC	0.000	04/09/09	80,922
20,000,000	Royal Bank of Canada	0.000	02/03/09	19,960
30,000,000	Royal Bank of Canada	0.000	02/06/09	29,931
30,000,000	Royal Bank of Canada	0.000	02/18/09	29,950
11,195,000	Royal Bank of Scotland	0.000	02/17/09	11,179
3,500,000	Royal Bank of Scotland	0.000	03/06/09	3,493
40,000,000	Royal Bank of Scotland	0.000	03/12/09	39,909
10,000,000	Sheffield Receivable	0.000	01/07/09	9,995
8,550,000	Sheffield Receivable	0.000	01/09/09	8,544
14,200,000	Sheffield Receivable	0.000	01/12/09	14,195
23,825,000	Sheffield Receivable	0.000	01/15/09	23,803
20,000,000	Sheffield Receivable	0.000	01/23/09	19,969
30,465,000	Sheffield Receivable	0.000	01/26/09	30,415
10,004,000	Sheffield Receivable	0.000	02/04/09	9,982
34,100,000	Sheffield Receivable	0.000	03/05/09	34,019
25,000,000	Shell International Finance BV	0.000	01/05/09	24,996
25,000,000	Shell International Finance BV	0.000	01/06/09	24,995

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 50,000,000	Shell International Finance BV	0.000%	02/04/09	$49,954
45,000,000	Shell International Finance BV	0.000	02/05/09	44,958
50,000,000	Shell International Finance BV	0.000	02/09/09	49,955
20,000,000	Shell International Finance BV	0.000	02/26/09	19,993
20,000,000	Shell International Finance BV	0.000	03/02/09	19,992
5,610,000	Societe Generale North America, Inc	0.000	02/12/09	5,598
20,000,000	Societe Generale North America, Inc	0.000	02/24/09	19,965
40,000,000	Societe Generale North America, Inc	0.000	03/18/09	39,900
50,000,000	Societe Generale North America, Inc	0.000	03/23/09	49,861
40,000,000	Svensk Exportkredit AB	0.000	02/04/09	39,914
25,000,000	Svensk Exportkredit AB	0.000	02/18/09	24,958
30,000,000	Svensk Exportkredit AB	0.000	02/26/09	29,946
30,000,000	Svensk Exportkredit AB	0.000	02/27/09	29,944
25,000,000	Svensk Exportkredit AB	0.000	03/16/09	24,940
25,000,000	Svensk Exportkredit AB	0.000	05/01/09	24,879
30,000,000	Toronto Dominion Holding	0.000	02/18/09	29,950
25,000,000	Toronto Dominion Holding	0.000	09/25/09	24,655
15,000,000	Toyota Motor Credit Corp	0.000	01/21/09	14,983
50,000,000	Toyota Motor Credit Corp	0.000	01/22/09	49,940
25,000,000	Toyota Motor Credit Corp	0.000	01/27/09	24,962
20,000,000	Toyota Motor Credit Corp	0.000	01/29/09	19,967
20,000,000	Toyota Motor Credit Corp	0.000	01/30/09	19,965
25,000,000	Toyota Motor Credit Corp	0.000	02/02/09	24,958
25,000,000	Toyota Motor Credit Corp	0.000	03/03/09	24,962
25,000,000	Toyota Motor Credit Corp	0.000	03/23/09	24,942
25,000,000	Toyota Motor Credit Corp	0.000	04/08/09	24,925
20,000,000	Toyota Motor Credit Corp	0.000	04/29/09	19,923
28,610,000	UBS Finance (Delaware) LLC	0.000	01/09/09	28,599
30,000,000	UBS Finance (Delaware) LLC	0.000	01/16/09	29,992
50,000,000	UBS Finance (Delaware) LLC	0.000	02/05/09	49,973
25,000,000	UBS Finance (Delaware) LLC	0.000	02/17/09	24,956
30,000,000	UBS Finance (Delaware) LLC	0.000	02/27/09	29,957
25,000,000	UBS Finance (Delaware) LLC	0.000	03/23/09	24,931
24,800,000	UBS Finance (Delaware) LLC	0.000	04/03/09	24,716
32,300,000	Unilever Capital Corp	0.000	03/02/09	32,280
11,000,000	Unilever Capital Corp	0.000	03/09/09	10,992
25,000,000	Unilever Capital Corp	0.000	03/16/09	24,981
4,500,000	Unilever Capital Corp	0.000	03/23/09	4,496
30,000,000	Unilever Capital Corp	0.000	03/27/09	29,973
34,000,000	Unilever Capital Corp	0.000	03/31/09	33,968
25,000,000	Unilever Capital Corp	0.000	04/03/09	24,975
25,000,000	Unilever Capital Corp	0.000	04/07/09	24,974
20,000,000	Unilever Capital Corp	0.000	04/21/09	19,977
15,000,000	Unilever Capital Corp	0.000	04/24/09	14,982
24,055,000	Unilever Capital Corp	0.000	04/29/09	24,025
27,010,000	United Parcel Service, Inc	0.000	04/02/09	26,993
25,000,000	Wal-Mart Stores, Inc	0.000	09/08/09	24,922
25,000,000	Wal-Mart Stores, Inc	0.000	09/21/09	24,918
3,625,000	Washington Gas Light Co	0.000	01/08/09	3,624
5,400,000	Washington Gas Light Co	0.000	01/13/09	5,398
20,000,000	Washington Gas Light Co	0.000	01/14/09	19,991
23,000,000	Yorktown Capital LLC	0.000	01/14/09	22,980
20,000,000	Yorktown Capital LLC	0.000	01/23/09	19,969
50,540,000	Yorktown Capital LLC	0.000	02/05/09	50,424
7,510,000	Yorktown Capital LLC	0.000	02/09/09	7,491
25,000,000	Yorktown Capital LLC	0.000	02/19/09	24,945
50,000,000	Yorktown Capital LLC	0.000	02/20/09	49,887

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 45,000,000	Yorktown Capital LLC	0.000%	02/23/09	$44,902
44,750,000	Yorktown Capital LLC	0.000	03/13/09	44,626
14,889,000	Yorktown Capital LLC	0.000	03/17/09	14,845
42,000,000	Yorktown Capital LLC	0.000	04/03/09	41,837
	TOTAL COMMERCIAL PAPER			7,024,036

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 37.18%
10,000,000	Federal Farm Credit Bank (FFCB)		02/27/09	9,998
20,000,000	(FFCB)		12/11/09	19,867
69,803,000	Federal Home Loan Bank (FHLB)		01/07/09	69,796
85,000,000	(FHLB)		01/09/09	84,989
50,000,000	(FHLB)		01/13/09	49,986
50,000,000	(FHLB)		01/14/09	49,985
30,301,000	(FHLB)		01/15/09	30,291
49,000,000	(FHLB)		01/16/09	49,068
20,000,000	(FHLB)		01/20/09	19,999
48,000,000	(FHLB)		01/21/09	47,984
50,000,000	(FHLB)		01/23/09	49,982
11,430,000	(FHLB)		01/27/09	11,427
62,100,000	(FHLB)		01/29/09	62,083
150,000,000	(FHLB)		01/30/09	149,958
29,440,000	(FHLB)		02/03/09	29,432
50,000,000	(FHLB)		02/05/09	49,993
30,110,000	(FHLB)		02/11/09	30,107
16,400,000	(FHLB)		02/19/09	16,398
50,000,000	(FHLB)		02/23/09	49,985
114,000,000	(FHLB)		02/24/09	113,966
40,000,000	(FHLB)		02/27/09	39,994
75,500,000	(FHLB)		03/05/09	75,491
16,300,000	(FHLB)		03/10/09	16,298
100,000,000	(FHLB)		03/11/09	99,987
5,000,000	(FHLB)		03/13/09	4,999
15,000,000	(FHLB)		03/19/09	14,998
4,050,000	(FHLB)		03/23/09	4,049
10,375,000	(FHLB)		03/31/09	10,373
47,945,000	(FHLB)		04/13/09	47,925
32,295,000	(FHLB)		04/14/09	32,281
50,000,000	(FHLB)		04/15/09	49,979
50,000,000	(FHLB)		04/20/09	49,977
25,485,000	(FHLB)		04/21/09	25,473
90,000,000	(FHLB)		04/22/09	89,959
17,400,000	(FHLB)		04/23/09	17,392
10,243,000	(FHLB)		04/30/09	10,238
30,000,000	(FHLB)		05/13/09	29,973
30,000,000	(FHLB)		05/14/09	29,972
32,180,000	(FHLB)		05/18/09	32,150
18,550,000	(FHLB)		05/20/09	18,532
1,845,000	(FHLB)		05/27/09	1,843
49,235,000	(FHLB)		08/04/09	49,838
72,820,000	(FHLB)		09/18/09	72,532
25,000,000	(FHLB)		10/01/09	24,887
14,240,000	(FHLB)		12/07/09	14,146
50,000,000	(FHLB)		12/08/09	49,669
30,000,000	(FHLB)		12/14/09	29,798
40,000,000	Federal Home Loan Mortgage Corp (FHLMC)		01/02/09	39,999
90,000,000	(FHLMC)		01/05/09	89,996
38,645,000	(FHLMC)		01/06/09	38,642

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

		MATURITY	VALUE
PRINCIPAL	ISSUER	DATE	(000)
$ 35,000,000	(FHLMC)	01/09/09	$34,995
110,560,000	(FHLMC)	01/12/09	110,533
165,500,000	(FHLMC)	01/20/09	165,456
94,000,000	(FHLMC)	01/21/09	93,969
50,000,000	(FHLMC)	01/26/09	49,986
50,000,000	(FHLMC)	01/27/09	49,985
75,000,000	(FHLMC)	01/28/09	74,981
46,000,000	(FHLMC)	01/29/09	45,988
12,795,000	(FHLMC)	01/30/09	12,791
74,000,000	(FHLMC)	02/02/09	73,960
36,900,000	(FHLMC)	02/03/09	36,890
9,000,000	(FHLMC)	02/09/09	9,000
45,000,000	(FHLMC)	02/12/09	44,995
42,050,000	(FHLMC)	02/17/09	42,044
70,000,000	(FHLMC)	02/18/09	69,991
56,128,000	(FHLMC)	02/19/09	56,120
32,000,000	(FHLMC)	02/20/09	31,996
49,160,000	(FHLMC)	02/24/09	49,145
21,051,000	(FHLMC)	02/27/09	21,048
100,000,000	(FHLMC)	03/10/09	99,987
32,500,000	(FHLMC)	03/13/09	32,496
40,000,000	(FHLMC)	03/16/09	39,994
50,000,000	(FHLMC)	03/17/09	49,993
75,000,000	(FHLMC)	03/18/09	74,989
78,800,000	(FHLMC)	03/19/09	78,788
13,155,000	(FHLMC)	03/23/09	13,153
73,800,000	(FHLMC)	03/24/09	73,788
84,630,000	(FHLMC)	03/25/09	84,617
2,890,000	(FHLMC)	03/30/09	2,889
50,000,000	(FHLMC)	04/01/09	49,981
50,000,000	(FHLMC)	04/06/09	49,980
22,350,000	(FHLMC)	04/07/09	22,341
46,097,000	(FHLMC)	04/13/09	46,078
22,700,000	(FHLMC)	04/22/09	22,690
75,000,000	(FHLMC)	05/06/09	74,935
36,690,000	(FHLMC)	07/06/09	36,615
13,250,000	(FHLMC)	07/28/09	13,219
22,700,000	(FHLMC)	09/01/09	22,616
3,000,000	(FHLMC)	11/09/09	2,983
15,000,000	Federal National Mortgage Association (FNMA)	01/05/09	14,999
47,000,000	(FNMA)	01/07/09	46,995
25,000,000	(FNMA)	01/12/09	24,994
50,000,000	(FNMA)	01/16/09	49,982
80,000,000	(FNMA)	01/20/09	79,979
50,000,000	(FNMA)	01/02/09	49,998
30,000,000	(FNMA)	01/13/09	29,992
50,000,000	(FNMA)	01/14/09	49,985
35,420,000	(FNMA)	01/22/09	35,408
46,965,000	(FNMA)	01/26/09	46,952
25,000,000	(FNMA)	01/27/09	24,993
50,000,000	(FNMA)	01/29/09	49,986
11,900,000	(FNMA)	02/02/09	11,894
40,000,000	(FNMA)	02/03/09	39,989
50,000,000	(FNMA)	02/05/09	49,993
46,440,000	(FNMA)	02/17/09	46,434
22,315,000	(FNMA)	02/18/09	22,309
18,350,000	(FNMA)	02/25/09	18,347

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 53,030,000		(FNMA)		03/02/09	$53,024
16,792,000		(FNMA)		03/03/09	16,790
45,145,000		(FNMA)		03/16/09	45,139
50,000,000		(FNMA)		03/23/09	49,992
50,000,000		(FNMA)		03/26/09	49,992
19,630,000		(FNMA)		03/30/09	19,627
21,770,000		(FNMA)		03/31/09	21,766
5,200,000		(FNMA)		04/01/09	5,198
50,000,000		(FNMA)		04/02/09	49,981
23,040,000		(FNMA)		04/06/09	23,031
50,000,000		(FNMA)		04/08/09	49,980
20,453,000		(FNMA)		04/15/09	20,444
75,000,000		(FNMA)		04/20/09	74,966
30,000,000		(FNMA)		04/27/09	29,986
50,000,000		(FNMA)		05/01/09	49,959
25,000,000		(FNMA)		05/06/09	24,978
88,005,000		(FNMA)		05/11/09	87,926
50,000,000		(FNMA)		05/12/09	49,955
15,000,000		(FNMA)		05/20/09	14,986
40,000,000		(FNMA)		06/22/09	39,943
25,000,000		(FNMA)		08/03/09	24,926
8,000,000		(FNMA)		09/01/09	7,970
7,790,000		(FNMA)		09/15/09	7,759
39,360,000		(FNMA)		10/01/09	39,182
3,000,000		(FNMA)		12/01/09	2,981
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			5,626,399

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 1.03%
50,000,000	i,j	Federal Farm Credit Bank (FFCB)	0.34%	03/12/09	49,935
26,000,000	i,j	Federal Home Loan Bank (FHLB)	0.370	02/13/09	25,981
80,000,000	i	(FHLB)	2.190	09/10/09	80,202
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			156,118

VARIABLE NOTES - 0.59%
45,000,000	i	PACCAR Financial Corp	3.580	04/27/09	45,033
45,000,000	i	Toyota Motor Credit Corp	0.660	07/10/09	43,893
		TOTAL VARIABLE NOTES			88,926

		TOTAL SHORT-TERM INVESTMENTS			15,079,871
		(Cost $15,062,910)

		TOTAL PORTFOLIO - 99.85%			15,110,467
		(Cost $15,093,463)

		OTHER ASSETS & LIABILITIES, NET - 0.15%			22,540

		NET ASSETS - 100.00%			$15,133,007

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	plc	Public Limited Company

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.
j	Zero coupon
p	Security participates in the FDIC Temporary Liquidity Guarantee Program.
q	Security is guaranteed by the United Kingdom government.

Cost amounts are in thousands.

At December 31, 2008, the net unrealized appreciation on investment was $17,004,188, consisting of gross unrealized appreciation of $20,061,025 and gross unrealized depreciation of $(3,056,837).

For ease of presentation, a number of industry classification categories have been grouped together in the Schedule of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of College Retirement Equities Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the "Funds") at December 31, 2008, and for the year then ended and have issued our unqualified report thereon dated February 24, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of December 31, 2008 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 24, 2009

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which participants may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

     (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	February 23, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	February 23, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	February 23, 2009	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics
 12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer